UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity® 500 Index Fund Investor Class and Premium Class Annual Report February 28, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Investor Class	16.99%	14.64%	9.65%
Premium Class	17.06%	14.69%	9.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund - Investor Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Investor Class.

Period Ending Values
$25,134	Fidelity® 500 Index Fund - Investor Class
$25,307	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed closely in line with the 17.10% gain of the benchmark S&P 500®. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group. Within this sector, software manufacturer Microsoft reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple performed extremely well, as the firm continued to benefit from growing demand for its iPhone® mobile devices and other products. Social-media leader Facebook continued to generate substantial cash, especially from mobile-video advertising. Alphabet also added significant value, as this parent company of internet search giant Google continued to report stronger-than-expected quarterly earnings. In the consumer discretionary sector, internet retailer Amazon.com also boosted results driven by its strong financial performance. In contrast, industrial conglomerate General Electric detracted; the company faced a variety of business challenges and, late in 2017, cut its dividend. Several health care stocks also detracted, led by drugmakers Allergan and Merck, as well as biotechnology firm Celgene.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	3.9
Microsoft Corp.	3.1
Amazon.com, Inc.	2.6
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.7
Berkshire Hathaway, Inc. Class B	1.7
Johnson & Johnson	1.5
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
Exxon Mobil Corp.	1.4
20.5

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	25.0
Financials	14.9
Health Care	13.7
Consumer Discretionary	12.6
Industrials	10.2
Consumer Staples	7.5
Energy	5.5
Materials	2.9
Utilities	2.7
Real Estate	2.6

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
Aptiv PLC	1,684,207	$153,819
BorgWarner, Inc.	1,255,602	61,625
The Goodyear Tire & Rubber Co.	1,560,584	45,163
		260,607
Automobiles - 0.4%
Ford Motor Co.	24,717,290	262,250
General Motors Co.	8,098,983	318,695
Harley-Davidson, Inc. (a)	1,066,218	48,385
		629,330
Distributors - 0.1%
Genuine Parts Co.	928,854	85,306
LKQ Corp. (b)	1,957,920	77,299
		162,605
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	1,324,457	33,548
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,583,755	172,879
Chipotle Mexican Grill, Inc. (a)(b)	157,403	50,119
Darden Restaurants, Inc.	783,521	72,233
Hilton Worldwide Holdings, Inc.	1,281,123	103,502
Marriott International, Inc. Class A	1,940,207	273,977
McDonald's Corp.	5,050,502	796,666
MGM Mirage, Inc.	3,228,046	110,496
Norwegian Cruise Line Holdings Ltd. (b)	1,304,197	74,209
Royal Caribbean Cruises Ltd.	1,085,075	137,370
Starbucks Corp.	9,014,024	514,701
Wyndham Worldwide Corp.	641,943	74,324
Wynn Resorts Ltd.	507,915	85,076
Yum! Brands, Inc.	2,134,996	173,746
		2,639,298
Household Durables - 0.4%
D.R. Horton, Inc.	2,162,178	90,595
Garmin Ltd.	703,011	41,646
Leggett & Platt, Inc.	835,117	36,294
Lennar Corp. Class A	1,721,424	97,398
Mohawk Industries, Inc. (b)	400,318	96,028
Newell Brands, Inc.	3,104,985	79,767
PulteGroup, Inc.	1,713,415	48,096
Whirlpool Corp.	455,282	73,951
		563,775
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	2,533,874	3,832,358
Expedia, Inc.	778,822	81,909
Netflix, Inc. (b)	2,741,530	798,827
The Booking Holdings, Inc. (b)	308,977	628,472
TripAdvisor, Inc. (a)(b)	686,937	27,532
		5,369,098
Leisure Products - 0.1%
Hasbro, Inc.	718,094	68,628
Mattel, Inc. (a)	2,177,670	34,625
		103,253
Media - 2.6%
CBS Corp. Class B	2,297,094	121,677
Charter Communications, Inc. Class A (b)	1,228,538	420,074
Comcast Corp. Class A	29,550,431	1,070,021
Discovery Communications, Inc.:
Class A (a)(b)	975,674	23,728
Class C (non-vtg.) (a)(b)	1,287,518	29,587
DISH Network Corp. Class A (b)	1,443,979	60,199
Interpublic Group of Companies, Inc.	2,461,997	57,611
News Corp.:
Class A	2,426,411	39,138
Class B	771,492	12,652
Omnicom Group, Inc.	1,460,522	111,336
Scripps Networks Interactive, Inc. Class A	608,611	54,690
The Walt Disney Co.	9,568,450	987,081
Time Warner, Inc.	4,932,708	458,545
Twenty-First Century Fox, Inc.:
Class A	6,677,579	245,868
Class B	2,782,430	101,336
Viacom, Inc. Class B (non-vtg.)	2,235,304	74,525
		3,868,068
Multiline Retail - 0.5%
Dollar General Corp.	1,650,461	156,117
Dollar Tree, Inc. (b)	1,502,105	154,176
Kohl's Corp.	1,068,024	70,586
Macy's, Inc.	1,929,764	56,754
Nordstrom, Inc. (a)	738,836	37,910
Target Corp.	3,443,759	259,694
		735,237
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	468,174	53,489
AutoZone, Inc. (b)	174,180	115,781
Best Buy Co., Inc.	1,611,243	116,718
CarMax, Inc. (a)(b)	1,155,136	71,526
Foot Locker, Inc.	785,580	36,066
Gap, Inc.	1,379,598	43,568
Home Depot, Inc.	7,398,171	1,348,465
L Brands, Inc. (a)	1,564,504	77,177
Lowe's Companies, Inc.	5,276,206	472,695
O'Reilly Automotive, Inc. (b)	538,688	131,542
Ross Stores, Inc.	2,442,883	190,765
Signet Jewelers Ltd. (a)	383,046	19,260
Tiffany & Co., Inc.	646,846	65,357
TJX Companies, Inc.	4,031,058	333,288
Tractor Supply Co.	795,500	51,652
Ulta Beauty, Inc.	369,731	75,185
		3,202,534
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	2,309,788	44,810
Michael Kors Holdings Ltd. (b)	963,485	60,632
NIKE, Inc. Class B	8,324,408	557,985
PVH Corp.	490,514	70,771
Ralph Lauren Corp.	350,950	37,145
Tapestry, Inc.	1,801,632	91,721
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,172,879	19,446
Class C (non-vtg.) (a)(b)	1,167,878	17,577
VF Corp.	2,077,848	154,945
		1,055,032

TOTAL CONSUMER DISCRETIONARY		18,622,385

CONSUMER STAPLES - 7.5%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	1,240,613	86,582
Constellation Brands, Inc. Class A (sub. vtg.)	1,091,407	235,176
Dr. Pepper Snapple Group, Inc.	1,143,800	132,967
Molson Coors Brewing Co. Class B	1,170,578	89,257
Monster Beverage Corp. (b)	2,608,247	165,285
PepsiCo, Inc.	9,009,862	988,652
The Coca-Cola Co.	24,293,770	1,049,977
		2,747,896
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	2,768,511	528,509
CVS Health Corp.	6,417,722	434,672
Kroger Co.	5,635,487	152,834
Sysco Corp.	3,037,015	181,158
Walgreens Boots Alliance, Inc.	5,500,480	378,928
Walmart, Inc.	9,273,325	834,692
		2,510,793
Food Products - 1.1%
Archer Daniels Midland Co.	3,543,080	147,109
Campbell Soup Co. (a)	1,218,544	52,458
ConAgra Foods, Inc.	2,588,002	93,505
General Mills, Inc.	3,600,656	182,013
Hormel Foods Corp. (a)	1,705,444	55,359
Kellogg Co.	1,575,875	104,323
McCormick & Co., Inc. (non-vtg.)	758,614	81,005
Mondelez International, Inc.	9,467,569	415,626
The Hershey Co.	893,746	87,819
The J.M. Smucker Co.	719,608	90,886
The Kraft Heinz Co.	3,782,553	253,620
Tyson Foods, Inc. Class A	1,885,394	140,236
		1,703,959
Household Products - 1.4%
Church & Dwight Co., Inc.	1,583,376	77,886
Clorox Co.	816,881	105,443
Colgate-Palmolive Co.	5,563,157	383,691
Kimberly-Clark Corp.	2,228,525	247,188
Procter & Gamble Co.	16,143,324	1,267,574
		2,081,782
Personal Products - 0.2%
Coty, Inc. Class A	2,991,456	57,795
Estee Lauder Companies, Inc. Class A	1,418,315	196,352
		254,147
Tobacco - 1.2%
Altria Group, Inc.	12,089,169	761,013
Philip Morris International, Inc.	9,839,800	1,018,911
		1,779,924

TOTAL CONSUMER STAPLES		11,078,501

ENERGY - 5.5%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	2,712,670	71,614
Halliburton Co.	5,527,907	256,605
Helmerich & Payne, Inc. (a)	688,063	44,414
National Oilwell Varco, Inc.	2,407,722	84,487
Schlumberger Ltd.	8,776,205	576,070
TechnipFMC PLC	2,777,718	80,054
		1,113,244
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	3,466,472	197,728
Andeavor	909,240	81,486
Apache Corp.	2,413,374	82,417
Cabot Oil & Gas Corp.	2,930,083	70,791
Chesapeake Energy Corp. (a)(b)	5,756,899	16,234
Chevron Corp.	12,033,315	1,346,769
Cimarex Energy Co.	603,519	57,992
Concho Resources, Inc. (b)	942,151	142,076
ConocoPhillips Co.	7,574,086	411,349
Devon Energy Corp.	3,329,354	102,111
EOG Resources, Inc.	3,663,256	371,527
EQT Corp.	1,551,094	78,036
Exxon Mobil Corp.	26,844,824	2,033,227
Hess Corp.	1,711,137	77,720
Kinder Morgan, Inc.	12,167,706	197,117
Marathon Oil Corp.	5,382,971	78,161
Marathon Petroleum Corp.	3,094,291	198,220
Newfield Exploration Co. (b)	1,261,983	29,442
Noble Energy, Inc.	3,082,856	91,962
Occidental Petroleum Corp.	4,848,142	318,038
ONEOK, Inc.	2,600,533	146,488
Phillips 66 Co.	2,659,922	240,377
Pioneer Natural Resources Co.	1,078,065	183,519
Range Resources Corp. (a)	1,430,536	19,012
The Williams Companies, Inc.	5,237,781	145,401
Valero Energy Corp.	2,772,255	250,667
		6,967,867

TOTAL ENERGY		8,081,111

FINANCIALS - 14.9%
Banks - 6.8%
Bank of America Corp.	61,456,450	1,972,752
BB&T Corp.	4,998,138	271,649
Citigroup, Inc.	16,750,842	1,264,521
Citizens Financial Group, Inc.	3,116,965	135,557
Comerica, Inc.	1,101,823	107,119
Fifth Third Bancorp	4,470,146	147,738
Huntington Bancshares, Inc.	6,848,236	107,517
JPMorgan Chase & Co.	21,982,142	2,538,937
KeyCorp	6,813,102	143,961
M&T Bank Corp.	953,575	181,027
Peoples United Financial, Inc.	2,193,648	41,986
PNC Financial Services Group, Inc.	3,014,396	475,250
Regions Financial Corp.	7,348,894	142,642
SunTrust Banks, Inc.	3,015,864	210,628
U.S. Bancorp	9,987,879	542,941
Wells Fargo & Co.	28,077,497	1,640,007
Zions Bancorporation	1,265,461	69,562
		9,993,794
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	352,134	66,680
Ameriprise Financial, Inc.	937,197	146,615
Bank of New York Mellon Corp.	6,487,599	369,988
BlackRock, Inc. Class A	782,142	429,732
Brighthouse Financial, Inc.	607,049	32,945
CBOE Holdings, Inc.	718,804	80,513
Charles Schwab Corp.	7,558,858	400,771
CME Group, Inc.	2,155,883	358,222
E*TRADE Financial Corp. (b)	1,714,924	89,570
Franklin Resources, Inc.	2,070,448	80,064
Goldman Sachs Group, Inc.	2,222,443	584,347
IntercontinentalExchange, Inc.	3,706,380	270,862
Invesco Ltd.	2,579,011	83,921
Moody's Corp.	1,053,305	175,776
Morgan Stanley	8,819,413	494,064
Northern Trust Corp.	1,360,701	144,057
Raymond James Financial, Inc.	814,207	75,485
S&P Global, Inc.	1,615,531	309,859
State Street Corp.	2,349,405	249,389
T. Rowe Price Group, Inc.	1,535,135	171,782
The NASDAQ OMX Group, Inc.	737,175	59,527
		4,674,169
Consumer Finance - 0.7%
American Express Co.	4,564,261	445,061
Capital One Financial Corp.	3,071,054	300,748
Discover Financial Services	2,302,168	181,480
Navient Corp.	1,666,290	21,595
Synchrony Financial	4,660,559	169,598
		1,118,482
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	12,191,887	2,526,159
Leucadia National Corp.	1,986,279	47,651
		2,573,810
Insurance - 2.5%
AFLAC, Inc.	2,490,768	221,379
Allstate Corp.	2,273,310	209,736
American International Group, Inc.	5,695,276	326,567
Aon PLC	1,583,207	222,156
Arthur J. Gallagher & Co.	1,145,436	79,161
Assurant, Inc.	340,920	29,138
Chubb Ltd.	2,941,036	417,392
Cincinnati Financial Corp.	945,911	70,556
Everest Re Group Ltd.	260,190	62,508
Hartford Financial Services Group, Inc.	2,259,962	119,439
Lincoln National Corp.	1,386,371	105,600
Loews Corp.	1,748,657	86,261
Marsh & McLennan Companies, Inc.	3,233,321	268,430
MetLife, Inc.	6,666,749	307,937
Principal Financial Group, Inc.	1,701,325	106,044
Progressive Corp.	3,684,676	212,164
Prudential Financial, Inc.	2,686,215	285,598
The Travelers Companies, Inc.	1,733,976	241,023
Torchmark Corp.	680,205	58,069
Unum Group	1,421,598	72,445
Willis Group Holdings PLC	836,519	132,086
XL Group Ltd.	1,621,961	68,625
		3,702,314

TOTAL FINANCIALS		22,062,569

HEALTH CARE - 13.7%
Biotechnology - 2.8%
AbbVie, Inc.	10,099,248	1,169,796
Alexion Pharmaceuticals, Inc. (b)	1,415,395	166,238
Amgen, Inc.	4,598,946	845,148
Biogen, Inc. (b)	1,339,509	387,105
Celgene Corp. (b)	4,987,976	434,552
Gilead Sciences, Inc.	8,275,751	651,550
Incyte Corp. (b)	1,109,714	94,503
Regeneron Pharmaceuticals, Inc. (b)	488,050	156,391
Vertex Pharmaceuticals, Inc. (b)	1,602,244	266,021
		4,171,304
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	11,027,423	665,284
Align Technology, Inc. (b)	457,165	120,015
Baxter International, Inc.	3,175,824	215,289
Becton, Dickinson & Co.	1,678,791	372,725
Boston Scientific Corp. (b)	8,699,761	237,155
Danaher Corp.	3,878,109	379,201
Dentsply Sirona, Inc.	1,455,137	81,575
Edwards Lifesciences Corp. (b)	1,340,700	179,211
Hologic, Inc. (b)	1,746,571	67,819
IDEXX Laboratories, Inc. (b)	552,567	103,457
Intuitive Surgical, Inc. (b)	709,870	302,724
Medtronic PLC	8,575,562	685,102
ResMed, Inc.	899,021	85,650
Stryker Corp.	2,039,017	330,647
The Cooper Companies, Inc.	310,111	71,487
Varian Medical Systems, Inc. (b)	580,432	69,269
Zimmer Biomet Holdings, Inc.	1,282,751	149,120
		4,115,730
Health Care Providers & Services - 2.8%
Aetna, Inc.	2,065,976	365,802
AmerisourceBergen Corp.	1,022,413	97,293
Anthem, Inc.	1,626,685	382,889
Cardinal Health, Inc.	1,993,146	137,946
Centene Corp. (b)	1,092,706	110,822
Cigna Corp.	1,561,998	305,980
DaVita HealthCare Partners, Inc. (b)	959,089	69,074
Envision Healthcare Corp. (a)(b)	766,497	29,510
Express Scripts Holding Co. (b)	3,588,206	270,730
HCA Holdings, Inc.	1,794,457	178,100
Henry Schein, Inc. (b)	994,368	65,817
Humana, Inc.	905,079	246,019
Laboratory Corp. of America Holdings (b)	644,946	111,382
McKesson Corp.	1,320,768	197,098
Patterson Companies, Inc. (a)	521,832	16,479
Quest Diagnostics, Inc.	863,509	88,985
UnitedHealth Group, Inc.	6,139,436	1,388,495
Universal Health Services, Inc. Class B	555,184	63,402
		4,125,823
Health Care Technology - 0.1%
Cerner Corp. (b)	2,000,686	128,364
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	2,038,911	139,849
Illumina, Inc. (b)	924,971	210,912
Mettler-Toledo International, Inc. (b)	162,053	99,860
PerkinElmer, Inc.	698,257	53,305
Quintiles Transnational Holdings, Inc. (b)	922,384	90,698
Thermo Fisher Scientific, Inc.	2,540,468	529,891
Waters Corp. (b)	503,873	103,113
		1,227,628
Pharmaceuticals - 4.4%
Allergan PLC	2,107,051	324,949
Bristol-Myers Squibb Co.	10,369,167	686,439
Eli Lilly & Co.	6,138,192	472,764
Johnson & Johnson	17,020,208	2,210,585
Merck & Co., Inc.	17,328,394	939,546
Mylan NV (b)	3,397,560	136,990
Perrigo Co. PLC	829,827	67,598
Pfizer, Inc.	37,763,531	1,371,194
Zoetis, Inc. Class A	3,087,170	249,629
		6,459,694

TOTAL HEALTH CARE		20,228,543

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
Arconic, Inc.	2,683,460	65,450
General Dynamics Corp.	1,759,231	391,341
Harris Corp.	755,185	117,922
Huntington Ingalls Industries, Inc.	287,679	75,375
L3 Technologies, Inc.	495,062	102,750
Lockheed Martin Corp.	1,580,423	557,004
Northrop Grumman Corp.	1,102,862	386,046
Raytheon Co.	1,831,485	398,366
Rockwell Collins, Inc.	1,031,400	142,044
Textron, Inc.	1,668,874	99,882
The Boeing Co.	3,546,844	1,284,702
TransDigm Group, Inc. (a)	306,146	88,265
United Technologies Corp.	4,705,120	633,968
		4,343,115
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	883,188	82,454
Expeditors International of Washington, Inc.	1,125,822	73,133
FedEx Corp.	1,562,921	385,119
United Parcel Service, Inc. Class B	4,352,787	454,474
		995,180
Airlines - 0.5%
Alaska Air Group, Inc.	779,541	50,280
American Airlines Group, Inc.	2,698,024	146,368
Delta Air Lines, Inc.	4,155,618	223,988
Southwest Airlines Co.	3,458,608	200,046
United Continental Holdings, Inc. (b)	1,595,346	108,149
		728,831
Building Products - 0.3%
A.O. Smith Corp.	923,804	59,299
Allegion PLC	601,769	50,615
Fortune Brands Home & Security, Inc.	975,724	59,187
Johnson Controls International PLC	5,863,012	216,169
Masco Corp.	1,992,899	81,948
		467,218
Commercial Services& Supplies - 0.3%
Cintas Corp.	545,518	93,098
Republic Services, Inc.	1,439,869	96,730
Stericycle, Inc. (b)	540,874	33,897
Waste Management, Inc.	2,530,861	218,464
		442,189
Construction & Engineering - 0.1%
Fluor Corp.	886,166	50,423
Jacobs Engineering Group, Inc.	760,559	46,440
Quanta Services, Inc. (b)	980,220	33,759
		130,622
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	267,057	38,077
AMETEK, Inc.	1,464,221	110,900
Eaton Corp. PLC	2,791,382	225,265
Emerson Electric Co.	4,066,194	288,944
Fortive Corp.	1,937,697	148,815
Rockwell Automation, Inc.	814,118	147,193
		959,194
Industrial Conglomerates - 1.7%
3M Co.	3,780,766	890,408
General Electric Co.	54,941,226	775,221
Honeywell International, Inc.	4,826,464	729,327
Roper Technologies, Inc.	648,507	178,398
		2,573,354
Machinery - 1.6%
Caterpillar, Inc.	3,769,153	582,824
Cummins, Inc.	988,388	166,217
Deere & Co.	2,026,458	325,996
Dover Corp.	987,000	98,799
Flowserve Corp. (a)	827,639	35,051
Illinois Tool Works, Inc.	1,953,455	315,366
Ingersoll-Rand PLC	1,583,017	140,572
PACCAR, Inc.	2,227,596	159,474
Parker Hannifin Corp.	844,042	150,636
Pentair PLC	1,046,266	71,868
Snap-On, Inc.	361,162	57,504
Stanley Black & Decker, Inc.	971,547	154,661
Xylem, Inc.	1,137,839	84,860
		2,343,828
Professional Services - 0.3%
Equifax, Inc.	760,750	85,965
IHS Markit Ltd. (b)	2,301,461	108,284
Nielsen Holdings PLC	2,121,084	69,211
Robert Half International, Inc.	794,144	45,322
Verisk Analytics, Inc. (b)	984,648	100,621
		409,403
Road & Rail - 0.9%
CSX Corp.	5,662,102	304,168
J.B. Hunt Transport Services, Inc.	542,353	64,307
Kansas City Southern	655,987	67,593
Norfolk Southern Corp.	1,812,872	252,134
Union Pacific Corp.	4,987,040	649,562
		1,337,764
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	1,820,734	99,631
United Rentals, Inc. (b)	535,423	93,747
W.W. Grainger, Inc. (a)	328,521	85,925
		279,303

TOTAL INDUSTRIALS		15,010,001

INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 1.1%
Cisco Systems, Inc.	31,319,878	1,402,504
F5 Networks, Inc. (b)	396,558	58,897
Juniper Networks, Inc.	2,375,324	60,951
Motorola Solutions, Inc.	1,026,336	108,946
		1,631,298
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,934,448	176,789
Corning, Inc.	5,505,836	160,110
FLIR Systems, Inc.	877,923	43,106
TE Connectivity Ltd.	2,227,765	229,660
		609,665
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (b)	1,071,646	72,293
Alphabet, Inc.:
Class A (b)	1,888,237	2,084,463
Class C (b)	1,912,416	2,112,703
eBay, Inc. (b)	6,154,541	263,784
Facebook, Inc. Class A (b)	15,108,678	2,694,179
VeriSign, Inc. (a)(b)	537,055	62,309
		7,289,731
IT Services - 4.3%
Accenture PLC Class A	3,915,195	630,386
Alliance Data Systems Corp.	304,521	73,377
Automatic Data Processing, Inc.	2,809,691	324,014
Cognizant Technology Solutions Corp. Class A	3,735,651	306,398
CSRA, Inc.	1,037,614	42,054
DXC Technology Co.	1,807,295	185,320
Fidelity National Information Services, Inc.	2,115,198	205,555
Fiserv, Inc. (b)	1,320,294	189,317
Gartner, Inc. (b)	574,312	65,133
Global Payments, Inc.	1,008,232	114,323
IBM Corp.	5,454,699	850,006
MasterCard, Inc. Class A	5,884,372	1,034,237
Paychex, Inc.	2,026,081	131,959
PayPal Holdings, Inc. (b)	7,157,717	568,394
The Western Union Co.	2,909,804	57,672
Total System Services, Inc.	1,059,915	93,220
Visa, Inc. Class A	11,489,034	1,412,462
		6,283,827
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)(b)	5,195,538	62,918
Analog Devices, Inc.	2,335,460	210,542
Applied Materials, Inc.	6,756,634	389,115
Broadcom Ltd.	2,575,935	634,865
Intel Corp.	29,649,725	1,461,435
KLA-Tencor Corp.	992,808	112,495
Lam Research Corp.	1,025,995	196,847
Microchip Technology, Inc. (a)	1,481,884	131,784
Micron Technology, Inc. (b)	7,306,345	356,623
NVIDIA Corp.	3,839,258	929,100
Qorvo, Inc. (b)	806,294	65,076
Qualcomm, Inc.	9,339,441	607,064
Skyworks Solutions, Inc.	1,164,070	127,175
Texas Instruments, Inc.	6,243,934	676,530
Xilinx, Inc.	1,589,891	113,280
		6,074,849
Software - 5.7%
Activision Blizzard, Inc.	4,790,196	350,307
Adobe Systems, Inc. (b)	3,122,998	653,113
ANSYS, Inc. (b)	537,622	85,987
Autodesk, Inc. (b)	1,388,671	163,127
CA Technologies, Inc.	1,988,732	69,804
Cadence Design Systems, Inc. (b)	1,788,867	69,354
Citrix Systems, Inc. (b)	906,861	83,431
Electronic Arts, Inc. (b)	1,950,833	241,318
Intuit, Inc.	1,538,667	256,742
Microsoft Corp.	48,875,100	4,583,018
Oracle Corp.	19,301,748	978,020
Red Hat, Inc. (b)	1,121,033	165,240
Salesforce.com, Inc. (b)	4,347,265	505,370
Symantec Corp.	3,927,842	103,263
Synopsys, Inc. (b)	951,822	80,591
		8,388,685
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	32,527,979	5,793,878
Hewlett Packard Enterprise Co.	10,104,982	187,852
HP, Inc.	10,581,744	247,507
NetApp, Inc.	1,709,029	103,482
Seagate Technology LLC (a)	1,832,954	97,880
Western Digital Corp.	1,873,932	163,107
Xerox Corp.	1,352,500	41,008
		6,634,714

TOTAL INFORMATION TECHNOLOGY		36,912,769

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,380,846	222,026
Albemarle Corp. U.S.	700,037	70,305
CF Industries Holdings, Inc.	1,477,715	60,941
DowDuPont, Inc.	14,824,800	1,042,183
Eastman Chemical Co.	910,615	92,045
Ecolab, Inc.	1,647,351	214,897
FMC Corp.	850,605	66,755
International Flavors & Fragrances, Inc.	500,313	70,669
LyondellBasell Industries NV Class A	2,049,235	221,768
Monsanto Co.	2,783,291	343,375
PPG Industries, Inc.	1,612,209	181,277
Praxair, Inc.	1,813,859	271,625
Sherwin-Williams Co.	521,354	209,365
The Mosaic Co.	2,214,966	58,298
		3,125,529
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	398,243	81,214
Vulcan Materials Co.	838,016	98,660
		179,874
Containers & Packaging - 0.4%
Avery Dennison Corp.	559,974	66,161
Ball Corp.	2,217,750	88,599
International Paper Co.	2,615,865	155,879
Packaging Corp. of America	597,753	71,252
Sealed Air Corp.	1,142,832	48,422
WestRock Co.	1,613,084	106,076
		536,389
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	8,529,109	158,641
Newmont Mining Corp.	3,378,904	129,074
Nucor Corp.	2,014,134	131,724
		419,439

TOTAL MATERIALS		4,261,231

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. (a)	641,004	77,760
American Tower Corp.	2,716,981	378,557
Apartment Investment & Management Co. Class A	994,799	38,459
AvalonBay Communities, Inc.	874,812	136,488
Boston Properties, Inc.	977,668	116,215
Crown Castle International Corp.	2,573,869	283,280
Digital Realty Trust, Inc.	1,301,565	130,990
Duke Realty Corp.	2,256,300	55,889
Equinix, Inc.	495,645	194,342
Equity Residential (SBI)	2,328,169	130,913
Essex Property Trust, Inc.	418,370	93,644
Extra Space Storage, Inc.	797,705	67,845
Federal Realty Investment Trust (SBI)	459,614	52,368
General Growth Properties, Inc.	3,955,480	83,738
HCP, Inc.	2,971,992	64,314
Host Hotels & Resorts, Inc.	4,688,535	87,019
Iron Mountain, Inc.	1,783,020	56,094
Kimco Realty Corp.	2,696,699	40,343
Mid-America Apartment Communities, Inc.	719,874	61,780
Prologis, Inc.	3,370,959	204,550
Public Storage	948,253	184,378
Realty Income Corp.	1,785,225	87,797
Regency Centers Corp.	937,438	54,475
SBA Communications Corp. Class A (b)	744,682	117,116
Simon Property Group, Inc.	1,969,267	302,302
SL Green Realty Corp.	587,946	56,984
The Macerich Co.	686,730	40,476
UDR, Inc.	1,695,183	56,992
Ventas, Inc.	2,256,357	109,027
Vornado Realty Trust	1,092,309	72,606
Welltower, Inc.	2,346,366	123,184
Weyerhaeuser Co.	4,782,151	167,519
		3,727,444
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,914,047	89,482

TOTAL REAL ESTATE		3,816,926

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	38,899,425	1,412,049
CenturyLink, Inc.	6,163,043	108,901
Verizon Communications, Inc.	25,844,480	1,233,815
		2,754,765
UTILITIES - 2.7%
Electric Utilities - 1.6%
Alliant Energy Corp.	1,464,772	56,613
American Electric Power Co., Inc.	3,116,009	204,348
Duke Energy Corp.	4,434,056	334,062
Edison International	2,064,148	125,067
Entergy Corp.	1,141,965	86,584
Eversource Energy	2,007,605	114,433
Exelon Corp.	6,082,552	225,298
FirstEnergy Corp.	2,828,631	91,450
NextEra Energy, Inc.	2,980,165	453,432
PG&E Corp.	3,248,939	133,499
Pinnacle West Capital Corp.	707,852	54,476
PPL Corp.	4,328,196	124,003
Southern Co.	6,358,398	273,793
Xcel Energy, Inc.	3,216,888	139,227
		2,416,285
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,905,753	49,283
The AES Corp.	4,183,823	45,478
		94,761
Multi-Utilities - 0.9%
Ameren Corp.	1,537,192	83,470
CenterPoint Energy, Inc.	2,730,715	73,866
CMS Energy Corp.	1,786,666	75,844
Consolidated Edison, Inc.	1,964,416	147,115
Dominion Resources, Inc.	4,077,027	301,985
DTE Energy Co.	1,136,490	114,535
NiSource, Inc.	2,133,729	49,353
Public Service Enterprise Group, Inc.	3,205,964	155,265
SCANA Corp.	903,531	35,843
Sempra Energy (a)	1,590,683	173,353
WEC Energy Group, Inc.	1,999,321	119,799
		1,330,428
Water Utilities - 0.1%
American Water Works Co., Inc.	1,130,080	89,683

TOTAL UTILITIES		3,931,157

TOTAL COMMON STOCKS
(Cost $80,023,612)		146,759,958
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.26% 6/21/18 (c)
(Cost $19,922)	20,000	19,898
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.41% (d)	511,700,300	$511,803
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	1,350,653,763	1,350,789
TOTAL MONEY MARKET FUNDS
(Cost $1,862,547)		1,862,592
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $81,906,081)		148,642,448
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,122,237)
NET ASSETS - 100%		$147,520,211

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5,630	March 2018	$764,104	$20,659	$20,659

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,898,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,599
Fidelity Securities Lending Cash Central Fund	2,895
Total	$7,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$18,622,385	$18,622,385	$--	$--
Consumer Staples	11,078,501	11,078,501	--	--
Energy	8,081,111	8,081,111	--	--
Financials	22,062,569	22,062,569	--	--
Health Care	20,228,543	20,228,543	--	--
Industrials	15,010,001	15,010,001	--	--
Information Technology	36,912,769	36,912,769	--	--
Materials	4,261,231	4,261,231	--	--
Real Estate	3,816,926	3,816,926	--	--
Telecommunication Services	2,754,765	2,754,765	--	--
Utilities	3,931,157	3,931,157	--	--
U.S. Government and Government Agency Obligations	19,898	--	19,898	--
Money Market Funds	1,862,592	1,862,592	--	--
Total Investments in Securities:	$148,642,448	$148,622,550	$19,898	$--
Derivative Instruments:
Assets
Futures Contracts	$20,659	$20,659	$--	$--
Total Assets	$20,659	$20,659	$--	$--
Total Derivative Instruments:	$20,659	$20,659	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$20,659	$0
Total Equity Risk	20,659	0
Total Value of Derivatives	$20,659	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $1,306,653) — See accompanying schedule: Unaffiliated issuers (cost $80,043,534)	$146,779,856
Fidelity Central Funds (cost $1,862,547)	1,862,592
Total Investment in Securities (cost $81,906,081)		$148,642,448
Segregated cash with brokers for derivative instruments		12,360
Cash		297
Receivable for fund shares sold		170,606
Dividends receivable		274,103
Distributions receivable from Fidelity Central Funds		1,018
Other receivables		3,340
Total assets		149,104,172
Liabilities
Payable for investments purchased	$118,968
Payable for fund shares redeemed	98,200
Accrued management fee	1,821
Payable for daily variation margin on futures contracts	9,064
Other affiliated payables	1,957
Other payables and accrued expenses	3,340
Collateral on securities loaned	1,350,611
Total liabilities		1,583,961
Net Assets		$147,520,211
Net Assets consist of:
Paid in capital		$80,774,962
Undistributed net investment income		440,334
Accumulated undistributed net realized gain (loss) on investments		(452,111)
Net unrealized appreciation (depreciation) on investments		66,757,026
Net Assets		$147,520,211
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,887,282 ÷ 40,863 shares)		$95.13
Premium Class:
Net Asset Value, offering price and redemption price per share ($76,947,037 ÷ 808,674 shares)		$95.15
Institutional Class:
Net Asset Value, offering price and redemption price per share ($34,460,681 ÷ 362,152 shares)		$95.16
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($32,225,211 ÷ 338,664 shares)		$95.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2018
Investment Income
Dividends		$2,514,978
Interest		256
Income from Fidelity Central Funds		7,494
Total income		2,522,728
Expenses
Management fee	$19,199
Transfer agent fees	25,600
Independent trustees' fees and expenses	476
Legal	91
Interest	34
Miscellaneous	372
Total expenses before reductions	45,772
Expense reductions	(21)	45,751
Net investment income (loss)		2,476,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,236,705
Fidelity Central Funds	121
Futures contracts	82,923
Total net realized gain (loss)		1,319,749
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,404,722
Fidelity Central Funds	(209)
Futures contracts	(5,374)
Total change in net unrealized appreciation (depreciation)		16,399,139
Net gain (loss)		17,718,888
Net increase (decrease) in net assets resulting from operations		$20,195,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,476,977	$2,117,384
Net realized gain (loss)	1,319,749	648,777
Change in net unrealized appreciation (depreciation)	16,399,139	19,684,467
Net increase (decrease) in net assets resulting from operations	20,195,865	22,450,628
Distributions to shareholders from net investment income	(2,396,654)	(2,077,274)
Distributions to shareholders from net realized gain	(218,567)	(545,764)
Total distributions	(2,615,221)	(2,623,038)
Share transactions - net increase (decrease)	13,154,359	9,525,609
Total increase (decrease) in net assets	30,735,003	29,353,199
Net Assets
Beginning of period	116,785,208	87,432,009
End of period	$147,520,211	$116,785,208
Other Information
Undistributed net investment income end of period	$440,334	$359,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$82.98	$68.13	$74.71	$66.10	$53.81
Income from Investment Operations
Net investment income (loss)B	1.66	1.54	1.45	1.44	1.19
Net realized and unrealized gain (loss)	12.27	15.23	(6.05)	8.64	12.26
Total from investment operations	13.93	16.77	(4.60)	10.08	13.45
Distributions from net investment income	(1.62)	(1.52)	(1.52)	(1.31)	(1.16)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.78)C	(1.92)	(1.98)	(1.47)	(1.16)
Net asset value, end of period	$95.13	$82.98	$68.13	$74.71	$66.10
Total ReturnD	16.99%	24.88%	(6.26)%	15.40%	25.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.88%	2.04%	2.02%	2.06%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$3,887	$3,823	$7,635	$7,315	$5,751
Portfolio turnover rateG	4%H	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.78 per share is comprised of distributions from net investment income of $1.624 and distributions from net realized gain of $.153 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$82.99	$68.15	$74.72	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	1.71	1.58	1.48	1.48	1.22
Net realized and unrealized gain (loss)	12.27	15.21	(6.04)	8.63	12.26
Total from investment operations	13.98	16.79	(4.56)	10.11	13.48
Distributions from net investment income	(1.67)	(1.55)	(1.55)	(1.34)	(1.19)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.82)	(1.95)	(2.01)	(1.50)	(1.19)
Net asset value, end of period	$95.15	$82.99	$68.15	$74.72	$66.11
Total ReturnC	17.06%	24.91%	(6.21)%	15.45%	25.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.94%	2.08%	2.06%	2.11%	2.02%
Supplemental Data
Net assets, end of period (in millions)	$76,947	$66,051	$49,215	$49,784	$38,736
Portfolio turnover rateF	4%G	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	1.71	1.59	1.49	1.48	1.22
Net realized and unrealized gain (loss)	12.28	15.22	(6.05)	8.64	12.26
Total from investment operations	13.99	16.81	(4.56)	10.12	13.48
Distributions from net investment income	(1.67)	(1.56)	(1.56)	(1.35)	(1.19)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.83)C	(1.96)	(2.02)	(1.50)D	(1.19)
Net asset value, end of period	$95.16	$83.00	$68.15	$74.73	$66.11
Total ReturnE	17.07%	24.94%	(6.21)%	15.47%	25.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%	.04%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.94%	2.09%	2.07%	2.12%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$34,461	$32,087	$23,860	$25,621	$22,636
Portfolio turnover rateH	4%I	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.83 per share is comprised of distributions from net investment income of $1.673 and distributions from net realized gain of $.153 per share.

 D Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.83
Income from Investment Operations
Net investment income (loss)B	1.74	1.61	1.50	1.50	1.24
Net realized and unrealized gain (loss)	12.25	15.21	(6.05)	8.64	12.24
Total from investment operations	13.99	16.82	(4.55)	10.14	13.48
Distributions from net investment income	(1.69)	(1.58)	(1.57)	(1.36)	(1.20)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.84)	(1.97)C	(2.03)	(1.52)	(1.20)
Net asset value, end of period	$95.15	$83.00	$68.15	$74.73	$66.11
Total ReturnD	17.08%	24.97%	(6.19)%	15.50%	25.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.02%	.02%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.96%	2.11%	2.09%	2.14%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$32,225	$14,824	$6,722	$6,217	$3,506
Portfolio turnover rateG	4%H	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$70,216,057
Gross unrealized depreciation	(4,045,479)
Net unrealized appreciation (depreciation)	$66,170,578
Tax Cost	$82,471,870

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$461,848
Undistributed long-term capital gain	$116,164
Net unrealized appreciation (depreciation) on securities and other investments	$66,170,578

The tax character of distributions paid was as follows:

	February 28, 2018	February 28, 2017
Ordinary Income	$2,420,914	$ 2,077,274
Long-term Capital Gains	194,307	545,764
Total	$2,615,221	$ 2,623,038

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $19,275,150 and $5,152,920, respectively.

Redemptions In-Kind. During the period, 18,388 shares the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,534,318. The net realized gain of $1,107,402 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, investments and cash received in-kind through subscriptions totaled $605,912 in exchange for 6,640 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.035%
Institutional Class	.030%
Institutional Premium Class	.015%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .09%, .045%, .035% and .015% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .075%, .02% and .015%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$2,910.075
Premium Class	16,946.024
Institutional Class	5,744.017
	$25,600

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$133,107	1.31%	$34

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $372 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,895.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period these credits reduced the Fund's miscellaneous expenses by $21.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2018	Year ended February 28, 2017
From net investment income
Investor Class	$71,890	$103,371
Premium Class	1,329,438	1,163,534
Institutional Class	638,829	571,931
Institutional Premium Class	356,497	238,438
Total	$2,396,654	$2,077,274
From net realized gain
Investor Class	$6,999	$21,275
Premium Class	122,417	305,450
Institutional Class	58,190	149,467
Institutional Premium Class	30,961	69,572
Total	$218,567	$545,764

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017
Investor Class
Shares sold	27,506	52,360	$2,422,971	$3,969,866
Reinvestment of distributions	837	1,552	72,968	117,535
Shares redeemed	(33,550)	(119,903)	(2,964,308)	(8,989,547)
Net increase (decrease)	(5,207)	(65,991)	$(468,369)	$(4,902,146)
Premium Class
Shares sold	175,324	207,763	$15,578,782	$15,845,150
Reinvestment of distributions	15,466	17,738	1,350,249	1,356,321
Shares redeemed	(177,971)(a)	(151,849)	(15,733,233)(a)	(11,521,839)
Net increase (decrease)	12,819	73,652	$1,195,798	$5,679,632
Institutional Class
Shares sold	127,928(b)	137,895	$11,322,826(b)	$10,500,882
Reinvestment of distributions	7,812	9,370	681,273	716,383
Shares redeemed	(160,189)(a)	(110,790)	(14,275,460)(a)	(8,442,330)
Net increase (decrease)	(24,449)	36,475	$(2,271,361)	$2,774,935
Institutional Premium Class
Shares sold	209,698(b)	104,472	$19,094,587(b)	$7,851,293
Reinvestment of distributions	4,399	3,986	386,209	306,104
Shares redeemed	(54,039)	(28,482)	(4,782,505)	(2,184,209)
Net increase (decrease)	160,058	79,976	$14,698,291	$5,973,188

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 13, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 281 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), and as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Investor Class	.09%
Actual		$1,000.00	$1,107.90	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.04%
Actual		$1,000.00	$1,108.10	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,108.30	$.16
Hypothetical-C		$1,000.00	$1,024.65	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,108.30	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity 500 Index Fund
Investor Class	04/09/18	04/06/18	$0.38500	$0.087
Premium Class	04/09/18	04/06/18	$0.39868	$0.087
Institutional Class	04/09/18	04/06/18	$0.39992	$0.087
Institutional Premium Class	04/09/18	04/06/18	$0.40365	$0.087

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2018, $146,650,205, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 96%, 94%, 94%, and 94%; Premium Class designates 93%, 92%, 92%, and 92%; Institutional Class designates 93%, 92%, 92%, and 92%; and Institutional Premium Class designates 92%, 91%, 91%, and 91%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%, 99%, 99%, and 99%; Premium Class designates 98%, 97%, 97%, and 97%; Institutional Class designates 98%, 96%, 96%, and 97%; and Institutional Premium Class designates 97%, 95%, 95%, and 96%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

UEI-ANN-0418
1.768776.117

Fidelity® 500 Index Fund Institutional Class and Institutional Premium Class Annual Report February 28, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Institutional Class	17.07%	14.70%	9.71%
Institutional Premium Class	17.08%	14.72%	9.72%

 The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Premium Class.

 The initial offering of Institutional Premium Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund - Institutional Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Institutional Class.

Period Ending Values
$25,257	Fidelity® 500 Index Fund - Institutional Class
$25,307	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed closely in line with the 17.10% gain of the benchmark S&P 500®. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group. Within this sector, software manufacturer Microsoft reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple performed extremely well, as the firm continued to benefit from growing demand for its iPhone® mobile devices and other products. Social-media leader Facebook continued to generate substantial cash, especially from mobile-video advertising. Alphabet also added significant value, as this parent company of internet search giant Google continued to report stronger-than-expected quarterly earnings. In the consumer discretionary sector, internet retailer Amazon.com also boosted results driven by its strong financial performance. In contrast, industrial conglomerate General Electric detracted; the company faced a variety of business challenges and, late in 2017, cut its dividend. Several health care stocks also detracted, led by drugmakers Allergan and Merck, as well as biotechnology firm Celgene.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	3.9
Microsoft Corp.	3.1
Amazon.com, Inc.	2.6
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.7
Berkshire Hathaway, Inc. Class B	1.7
Johnson & Johnson	1.5
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
Exxon Mobil Corp.	1.4
20.5

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	25.0
Financials	14.9
Health Care	13.7
Consumer Discretionary	12.6
Industrials	10.2
Consumer Staples	7.5
Energy	5.5
Materials	2.9
Utilities	2.7
Real Estate	2.6

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
Aptiv PLC	1,684,207	$153,819
BorgWarner, Inc.	1,255,602	61,625
The Goodyear Tire & Rubber Co.	1,560,584	45,163
		260,607
Automobiles - 0.4%
Ford Motor Co.	24,717,290	262,250
General Motors Co.	8,098,983	318,695
Harley-Davidson, Inc. (a)	1,066,218	48,385
		629,330
Distributors - 0.1%
Genuine Parts Co.	928,854	85,306
LKQ Corp. (b)	1,957,920	77,299
		162,605
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	1,324,457	33,548
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,583,755	172,879
Chipotle Mexican Grill, Inc. (a)(b)	157,403	50,119
Darden Restaurants, Inc.	783,521	72,233
Hilton Worldwide Holdings, Inc.	1,281,123	103,502
Marriott International, Inc. Class A	1,940,207	273,977
McDonald's Corp.	5,050,502	796,666
MGM Mirage, Inc.	3,228,046	110,496
Norwegian Cruise Line Holdings Ltd. (b)	1,304,197	74,209
Royal Caribbean Cruises Ltd.	1,085,075	137,370
Starbucks Corp.	9,014,024	514,701
Wyndham Worldwide Corp.	641,943	74,324
Wynn Resorts Ltd.	507,915	85,076
Yum! Brands, Inc.	2,134,996	173,746
		2,639,298
Household Durables - 0.4%
D.R. Horton, Inc.	2,162,178	90,595
Garmin Ltd.	703,011	41,646
Leggett & Platt, Inc.	835,117	36,294
Lennar Corp. Class A	1,721,424	97,398
Mohawk Industries, Inc. (b)	400,318	96,028
Newell Brands, Inc.	3,104,985	79,767
PulteGroup, Inc.	1,713,415	48,096
Whirlpool Corp.	455,282	73,951
		563,775
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	2,533,874	3,832,358
Expedia, Inc.	778,822	81,909
Netflix, Inc. (b)	2,741,530	798,827
The Booking Holdings, Inc. (b)	308,977	628,472
TripAdvisor, Inc. (a)(b)	686,937	27,532
		5,369,098
Leisure Products - 0.1%
Hasbro, Inc.	718,094	68,628
Mattel, Inc. (a)	2,177,670	34,625
		103,253
Media - 2.6%
CBS Corp. Class B	2,297,094	121,677
Charter Communications, Inc. Class A (b)	1,228,538	420,074
Comcast Corp. Class A	29,550,431	1,070,021
Discovery Communications, Inc.:
Class A (a)(b)	975,674	23,728
Class C (non-vtg.) (a)(b)	1,287,518	29,587
DISH Network Corp. Class A (b)	1,443,979	60,199
Interpublic Group of Companies, Inc.	2,461,997	57,611
News Corp.:
Class A	2,426,411	39,138
Class B	771,492	12,652
Omnicom Group, Inc.	1,460,522	111,336
Scripps Networks Interactive, Inc. Class A	608,611	54,690
The Walt Disney Co.	9,568,450	987,081
Time Warner, Inc.	4,932,708	458,545
Twenty-First Century Fox, Inc.:
Class A	6,677,579	245,868
Class B	2,782,430	101,336
Viacom, Inc. Class B (non-vtg.)	2,235,304	74,525
		3,868,068
Multiline Retail - 0.5%
Dollar General Corp.	1,650,461	156,117
Dollar Tree, Inc. (b)	1,502,105	154,176
Kohl's Corp.	1,068,024	70,586
Macy's, Inc.	1,929,764	56,754
Nordstrom, Inc. (a)	738,836	37,910
Target Corp.	3,443,759	259,694
		735,237
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	468,174	53,489
AutoZone, Inc. (b)	174,180	115,781
Best Buy Co., Inc.	1,611,243	116,718
CarMax, Inc. (a)(b)	1,155,136	71,526
Foot Locker, Inc.	785,580	36,066
Gap, Inc.	1,379,598	43,568
Home Depot, Inc.	7,398,171	1,348,465
L Brands, Inc. (a)	1,564,504	77,177
Lowe's Companies, Inc.	5,276,206	472,695
O'Reilly Automotive, Inc. (b)	538,688	131,542
Ross Stores, Inc.	2,442,883	190,765
Signet Jewelers Ltd. (a)	383,046	19,260
Tiffany & Co., Inc.	646,846	65,357
TJX Companies, Inc.	4,031,058	333,288
Tractor Supply Co.	795,500	51,652
Ulta Beauty, Inc.	369,731	75,185
		3,202,534
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	2,309,788	44,810
Michael Kors Holdings Ltd. (b)	963,485	60,632
NIKE, Inc. Class B	8,324,408	557,985
PVH Corp.	490,514	70,771
Ralph Lauren Corp.	350,950	37,145
Tapestry, Inc.	1,801,632	91,721
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,172,879	19,446
Class C (non-vtg.) (a)(b)	1,167,878	17,577
VF Corp.	2,077,848	154,945
		1,055,032

TOTAL CONSUMER DISCRETIONARY		18,622,385

CONSUMER STAPLES - 7.5%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	1,240,613	86,582
Constellation Brands, Inc. Class A (sub. vtg.)	1,091,407	235,176
Dr. Pepper Snapple Group, Inc.	1,143,800	132,967
Molson Coors Brewing Co. Class B	1,170,578	89,257
Monster Beverage Corp. (b)	2,608,247	165,285
PepsiCo, Inc.	9,009,862	988,652
The Coca-Cola Co.	24,293,770	1,049,977
		2,747,896
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	2,768,511	528,509
CVS Health Corp.	6,417,722	434,672
Kroger Co.	5,635,487	152,834
Sysco Corp.	3,037,015	181,158
Walgreens Boots Alliance, Inc.	5,500,480	378,928
Walmart, Inc.	9,273,325	834,692
		2,510,793
Food Products - 1.1%
Archer Daniels Midland Co.	3,543,080	147,109
Campbell Soup Co. (a)	1,218,544	52,458
ConAgra Foods, Inc.	2,588,002	93,505
General Mills, Inc.	3,600,656	182,013
Hormel Foods Corp. (a)	1,705,444	55,359
Kellogg Co.	1,575,875	104,323
McCormick & Co., Inc. (non-vtg.)	758,614	81,005
Mondelez International, Inc.	9,467,569	415,626
The Hershey Co.	893,746	87,819
The J.M. Smucker Co.	719,608	90,886
The Kraft Heinz Co.	3,782,553	253,620
Tyson Foods, Inc. Class A	1,885,394	140,236
		1,703,959
Household Products - 1.4%
Church & Dwight Co., Inc.	1,583,376	77,886
Clorox Co.	816,881	105,443
Colgate-Palmolive Co.	5,563,157	383,691
Kimberly-Clark Corp.	2,228,525	247,188
Procter & Gamble Co.	16,143,324	1,267,574
		2,081,782
Personal Products - 0.2%
Coty, Inc. Class A	2,991,456	57,795
Estee Lauder Companies, Inc. Class A	1,418,315	196,352
		254,147
Tobacco - 1.2%
Altria Group, Inc.	12,089,169	761,013
Philip Morris International, Inc.	9,839,800	1,018,911
		1,779,924

TOTAL CONSUMER STAPLES		11,078,501

ENERGY - 5.5%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	2,712,670	71,614
Halliburton Co.	5,527,907	256,605
Helmerich & Payne, Inc. (a)	688,063	44,414
National Oilwell Varco, Inc.	2,407,722	84,487
Schlumberger Ltd.	8,776,205	576,070
TechnipFMC PLC	2,777,718	80,054
		1,113,244
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	3,466,472	197,728
Andeavor	909,240	81,486
Apache Corp.	2,413,374	82,417
Cabot Oil & Gas Corp.	2,930,083	70,791
Chesapeake Energy Corp. (a)(b)	5,756,899	16,234
Chevron Corp.	12,033,315	1,346,769
Cimarex Energy Co.	603,519	57,992
Concho Resources, Inc. (b)	942,151	142,076
ConocoPhillips Co.	7,574,086	411,349
Devon Energy Corp.	3,329,354	102,111
EOG Resources, Inc.	3,663,256	371,527
EQT Corp.	1,551,094	78,036
Exxon Mobil Corp.	26,844,824	2,033,227
Hess Corp.	1,711,137	77,720
Kinder Morgan, Inc.	12,167,706	197,117
Marathon Oil Corp.	5,382,971	78,161
Marathon Petroleum Corp.	3,094,291	198,220
Newfield Exploration Co. (b)	1,261,983	29,442
Noble Energy, Inc.	3,082,856	91,962
Occidental Petroleum Corp.	4,848,142	318,038
ONEOK, Inc.	2,600,533	146,488
Phillips 66 Co.	2,659,922	240,377
Pioneer Natural Resources Co.	1,078,065	183,519
Range Resources Corp. (a)	1,430,536	19,012
The Williams Companies, Inc.	5,237,781	145,401
Valero Energy Corp.	2,772,255	250,667
		6,967,867

TOTAL ENERGY		8,081,111

FINANCIALS - 14.9%
Banks - 6.8%
Bank of America Corp.	61,456,450	1,972,752
BB&T Corp.	4,998,138	271,649
Citigroup, Inc.	16,750,842	1,264,521
Citizens Financial Group, Inc.	3,116,965	135,557
Comerica, Inc.	1,101,823	107,119
Fifth Third Bancorp	4,470,146	147,738
Huntington Bancshares, Inc.	6,848,236	107,517
JPMorgan Chase & Co.	21,982,142	2,538,937
KeyCorp	6,813,102	143,961
M&T Bank Corp.	953,575	181,027
Peoples United Financial, Inc.	2,193,648	41,986
PNC Financial Services Group, Inc.	3,014,396	475,250
Regions Financial Corp.	7,348,894	142,642
SunTrust Banks, Inc.	3,015,864	210,628
U.S. Bancorp	9,987,879	542,941
Wells Fargo & Co.	28,077,497	1,640,007
Zions Bancorporation	1,265,461	69,562
		9,993,794
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	352,134	66,680
Ameriprise Financial, Inc.	937,197	146,615
Bank of New York Mellon Corp.	6,487,599	369,988
BlackRock, Inc. Class A	782,142	429,732
Brighthouse Financial, Inc.	607,049	32,945
CBOE Holdings, Inc.	718,804	80,513
Charles Schwab Corp.	7,558,858	400,771
CME Group, Inc.	2,155,883	358,222
E*TRADE Financial Corp. (b)	1,714,924	89,570
Franklin Resources, Inc.	2,070,448	80,064
Goldman Sachs Group, Inc.	2,222,443	584,347
IntercontinentalExchange, Inc.	3,706,380	270,862
Invesco Ltd.	2,579,011	83,921
Moody's Corp.	1,053,305	175,776
Morgan Stanley	8,819,413	494,064
Northern Trust Corp.	1,360,701	144,057
Raymond James Financial, Inc.	814,207	75,485
S&P Global, Inc.	1,615,531	309,859
State Street Corp.	2,349,405	249,389
T. Rowe Price Group, Inc.	1,535,135	171,782
The NASDAQ OMX Group, Inc.	737,175	59,527
		4,674,169
Consumer Finance - 0.7%
American Express Co.	4,564,261	445,061
Capital One Financial Corp.	3,071,054	300,748
Discover Financial Services	2,302,168	181,480
Navient Corp.	1,666,290	21,595
Synchrony Financial	4,660,559	169,598
		1,118,482
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	12,191,887	2,526,159
Leucadia National Corp.	1,986,279	47,651
		2,573,810
Insurance - 2.5%
AFLAC, Inc.	2,490,768	221,379
Allstate Corp.	2,273,310	209,736
American International Group, Inc.	5,695,276	326,567
Aon PLC	1,583,207	222,156
Arthur J. Gallagher & Co.	1,145,436	79,161
Assurant, Inc.	340,920	29,138
Chubb Ltd.	2,941,036	417,392
Cincinnati Financial Corp.	945,911	70,556
Everest Re Group Ltd.	260,190	62,508
Hartford Financial Services Group, Inc.	2,259,962	119,439
Lincoln National Corp.	1,386,371	105,600
Loews Corp.	1,748,657	86,261
Marsh & McLennan Companies, Inc.	3,233,321	268,430
MetLife, Inc.	6,666,749	307,937
Principal Financial Group, Inc.	1,701,325	106,044
Progressive Corp.	3,684,676	212,164
Prudential Financial, Inc.	2,686,215	285,598
The Travelers Companies, Inc.	1,733,976	241,023
Torchmark Corp.	680,205	58,069
Unum Group	1,421,598	72,445
Willis Group Holdings PLC	836,519	132,086
XL Group Ltd.	1,621,961	68,625
		3,702,314

TOTAL FINANCIALS		22,062,569

HEALTH CARE - 13.7%
Biotechnology - 2.8%
AbbVie, Inc.	10,099,248	1,169,796
Alexion Pharmaceuticals, Inc. (b)	1,415,395	166,238
Amgen, Inc.	4,598,946	845,148
Biogen, Inc. (b)	1,339,509	387,105
Celgene Corp. (b)	4,987,976	434,552
Gilead Sciences, Inc.	8,275,751	651,550
Incyte Corp. (b)	1,109,714	94,503
Regeneron Pharmaceuticals, Inc. (b)	488,050	156,391
Vertex Pharmaceuticals, Inc. (b)	1,602,244	266,021
		4,171,304
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	11,027,423	665,284
Align Technology, Inc. (b)	457,165	120,015
Baxter International, Inc.	3,175,824	215,289
Becton, Dickinson & Co.	1,678,791	372,725
Boston Scientific Corp. (b)	8,699,761	237,155
Danaher Corp.	3,878,109	379,201
Dentsply Sirona, Inc.	1,455,137	81,575
Edwards Lifesciences Corp. (b)	1,340,700	179,211
Hologic, Inc. (b)	1,746,571	67,819
IDEXX Laboratories, Inc. (b)	552,567	103,457
Intuitive Surgical, Inc. (b)	709,870	302,724
Medtronic PLC	8,575,562	685,102
ResMed, Inc.	899,021	85,650
Stryker Corp.	2,039,017	330,647
The Cooper Companies, Inc.	310,111	71,487
Varian Medical Systems, Inc. (b)	580,432	69,269
Zimmer Biomet Holdings, Inc.	1,282,751	149,120
		4,115,730
Health Care Providers & Services - 2.8%
Aetna, Inc.	2,065,976	365,802
AmerisourceBergen Corp.	1,022,413	97,293
Anthem, Inc.	1,626,685	382,889
Cardinal Health, Inc.	1,993,146	137,946
Centene Corp. (b)	1,092,706	110,822
Cigna Corp.	1,561,998	305,980
DaVita HealthCare Partners, Inc. (b)	959,089	69,074
Envision Healthcare Corp. (a)(b)	766,497	29,510
Express Scripts Holding Co. (b)	3,588,206	270,730
HCA Holdings, Inc.	1,794,457	178,100
Henry Schein, Inc. (b)	994,368	65,817
Humana, Inc.	905,079	246,019
Laboratory Corp. of America Holdings (b)	644,946	111,382
McKesson Corp.	1,320,768	197,098
Patterson Companies, Inc. (a)	521,832	16,479
Quest Diagnostics, Inc.	863,509	88,985
UnitedHealth Group, Inc.	6,139,436	1,388,495
Universal Health Services, Inc. Class B	555,184	63,402
		4,125,823
Health Care Technology - 0.1%
Cerner Corp. (b)	2,000,686	128,364
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	2,038,911	139,849
Illumina, Inc. (b)	924,971	210,912
Mettler-Toledo International, Inc. (b)	162,053	99,860
PerkinElmer, Inc.	698,257	53,305
Quintiles Transnational Holdings, Inc. (b)	922,384	90,698
Thermo Fisher Scientific, Inc.	2,540,468	529,891
Waters Corp. (b)	503,873	103,113
		1,227,628
Pharmaceuticals - 4.4%
Allergan PLC	2,107,051	324,949
Bristol-Myers Squibb Co.	10,369,167	686,439
Eli Lilly & Co.	6,138,192	472,764
Johnson & Johnson	17,020,208	2,210,585
Merck & Co., Inc.	17,328,394	939,546
Mylan NV (b)	3,397,560	136,990
Perrigo Co. PLC	829,827	67,598
Pfizer, Inc.	37,763,531	1,371,194
Zoetis, Inc. Class A	3,087,170	249,629
		6,459,694

TOTAL HEALTH CARE		20,228,543

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
Arconic, Inc.	2,683,460	65,450
General Dynamics Corp.	1,759,231	391,341
Harris Corp.	755,185	117,922
Huntington Ingalls Industries, Inc.	287,679	75,375
L3 Technologies, Inc.	495,062	102,750
Lockheed Martin Corp.	1,580,423	557,004
Northrop Grumman Corp.	1,102,862	386,046
Raytheon Co.	1,831,485	398,366
Rockwell Collins, Inc.	1,031,400	142,044
Textron, Inc.	1,668,874	99,882
The Boeing Co.	3,546,844	1,284,702
TransDigm Group, Inc. (a)	306,146	88,265
United Technologies Corp.	4,705,120	633,968
		4,343,115
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	883,188	82,454
Expeditors International of Washington, Inc.	1,125,822	73,133
FedEx Corp.	1,562,921	385,119
United Parcel Service, Inc. Class B	4,352,787	454,474
		995,180
Airlines - 0.5%
Alaska Air Group, Inc.	779,541	50,280
American Airlines Group, Inc.	2,698,024	146,368
Delta Air Lines, Inc.	4,155,618	223,988
Southwest Airlines Co.	3,458,608	200,046
United Continental Holdings, Inc. (b)	1,595,346	108,149
		728,831
Building Products - 0.3%
A.O. Smith Corp.	923,804	59,299
Allegion PLC	601,769	50,615
Fortune Brands Home & Security, Inc.	975,724	59,187
Johnson Controls International PLC	5,863,012	216,169
Masco Corp.	1,992,899	81,948
		467,218
Commercial Services& Supplies - 0.3%
Cintas Corp.	545,518	93,098
Republic Services, Inc.	1,439,869	96,730
Stericycle, Inc. (b)	540,874	33,897
Waste Management, Inc.	2,530,861	218,464
		442,189
Construction & Engineering - 0.1%
Fluor Corp.	886,166	50,423
Jacobs Engineering Group, Inc.	760,559	46,440
Quanta Services, Inc. (b)	980,220	33,759
		130,622
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	267,057	38,077
AMETEK, Inc.	1,464,221	110,900
Eaton Corp. PLC	2,791,382	225,265
Emerson Electric Co.	4,066,194	288,944
Fortive Corp.	1,937,697	148,815
Rockwell Automation, Inc.	814,118	147,193
		959,194
Industrial Conglomerates - 1.7%
3M Co.	3,780,766	890,408
General Electric Co.	54,941,226	775,221
Honeywell International, Inc.	4,826,464	729,327
Roper Technologies, Inc.	648,507	178,398
		2,573,354
Machinery - 1.6%
Caterpillar, Inc.	3,769,153	582,824
Cummins, Inc.	988,388	166,217
Deere & Co.	2,026,458	325,996
Dover Corp.	987,000	98,799
Flowserve Corp. (a)	827,639	35,051
Illinois Tool Works, Inc.	1,953,455	315,366
Ingersoll-Rand PLC	1,583,017	140,572
PACCAR, Inc.	2,227,596	159,474
Parker Hannifin Corp.	844,042	150,636
Pentair PLC	1,046,266	71,868
Snap-On, Inc.	361,162	57,504
Stanley Black & Decker, Inc.	971,547	154,661
Xylem, Inc.	1,137,839	84,860
		2,343,828
Professional Services - 0.3%
Equifax, Inc.	760,750	85,965
IHS Markit Ltd. (b)	2,301,461	108,284
Nielsen Holdings PLC	2,121,084	69,211
Robert Half International, Inc.	794,144	45,322
Verisk Analytics, Inc. (b)	984,648	100,621
		409,403
Road & Rail - 0.9%
CSX Corp.	5,662,102	304,168
J.B. Hunt Transport Services, Inc.	542,353	64,307
Kansas City Southern	655,987	67,593
Norfolk Southern Corp.	1,812,872	252,134
Union Pacific Corp.	4,987,040	649,562
		1,337,764
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	1,820,734	99,631
United Rentals, Inc. (b)	535,423	93,747
W.W. Grainger, Inc. (a)	328,521	85,925
		279,303

TOTAL INDUSTRIALS		15,010,001

INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 1.1%
Cisco Systems, Inc.	31,319,878	1,402,504
F5 Networks, Inc. (b)	396,558	58,897
Juniper Networks, Inc.	2,375,324	60,951
Motorola Solutions, Inc.	1,026,336	108,946
		1,631,298
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,934,448	176,789
Corning, Inc.	5,505,836	160,110
FLIR Systems, Inc.	877,923	43,106
TE Connectivity Ltd.	2,227,765	229,660
		609,665
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (b)	1,071,646	72,293
Alphabet, Inc.:
Class A (b)	1,888,237	2,084,463
Class C (b)	1,912,416	2,112,703
eBay, Inc. (b)	6,154,541	263,784
Facebook, Inc. Class A (b)	15,108,678	2,694,179
VeriSign, Inc. (a)(b)	537,055	62,309
		7,289,731
IT Services - 4.3%
Accenture PLC Class A	3,915,195	630,386
Alliance Data Systems Corp.	304,521	73,377
Automatic Data Processing, Inc.	2,809,691	324,014
Cognizant Technology Solutions Corp. Class A	3,735,651	306,398
CSRA, Inc.	1,037,614	42,054
DXC Technology Co.	1,807,295	185,320
Fidelity National Information Services, Inc.	2,115,198	205,555
Fiserv, Inc. (b)	1,320,294	189,317
Gartner, Inc. (b)	574,312	65,133
Global Payments, Inc.	1,008,232	114,323
IBM Corp.	5,454,699	850,006
MasterCard, Inc. Class A	5,884,372	1,034,237
Paychex, Inc.	2,026,081	131,959
PayPal Holdings, Inc. (b)	7,157,717	568,394
The Western Union Co.	2,909,804	57,672
Total System Services, Inc.	1,059,915	93,220
Visa, Inc. Class A	11,489,034	1,412,462
		6,283,827
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)(b)	5,195,538	62,918
Analog Devices, Inc.	2,335,460	210,542
Applied Materials, Inc.	6,756,634	389,115
Broadcom Ltd.	2,575,935	634,865
Intel Corp.	29,649,725	1,461,435
KLA-Tencor Corp.	992,808	112,495
Lam Research Corp.	1,025,995	196,847
Microchip Technology, Inc. (a)	1,481,884	131,784
Micron Technology, Inc. (b)	7,306,345	356,623
NVIDIA Corp.	3,839,258	929,100
Qorvo, Inc. (b)	806,294	65,076
Qualcomm, Inc.	9,339,441	607,064
Skyworks Solutions, Inc.	1,164,070	127,175
Texas Instruments, Inc.	6,243,934	676,530
Xilinx, Inc.	1,589,891	113,280
		6,074,849
Software - 5.7%
Activision Blizzard, Inc.	4,790,196	350,307
Adobe Systems, Inc. (b)	3,122,998	653,113
ANSYS, Inc. (b)	537,622	85,987
Autodesk, Inc. (b)	1,388,671	163,127
CA Technologies, Inc.	1,988,732	69,804
Cadence Design Systems, Inc. (b)	1,788,867	69,354
Citrix Systems, Inc. (b)	906,861	83,431
Electronic Arts, Inc. (b)	1,950,833	241,318
Intuit, Inc.	1,538,667	256,742
Microsoft Corp.	48,875,100	4,583,018
Oracle Corp.	19,301,748	978,020
Red Hat, Inc. (b)	1,121,033	165,240
Salesforce.com, Inc. (b)	4,347,265	505,370
Symantec Corp.	3,927,842	103,263
Synopsys, Inc. (b)	951,822	80,591
		8,388,685
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	32,527,979	5,793,878
Hewlett Packard Enterprise Co.	10,104,982	187,852
HP, Inc.	10,581,744	247,507
NetApp, Inc.	1,709,029	103,482
Seagate Technology LLC (a)	1,832,954	97,880
Western Digital Corp.	1,873,932	163,107
Xerox Corp.	1,352,500	41,008
		6,634,714

TOTAL INFORMATION TECHNOLOGY		36,912,769

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,380,846	222,026
Albemarle Corp. U.S.	700,037	70,305
CF Industries Holdings, Inc.	1,477,715	60,941
DowDuPont, Inc.	14,824,800	1,042,183
Eastman Chemical Co.	910,615	92,045
Ecolab, Inc.	1,647,351	214,897
FMC Corp.	850,605	66,755
International Flavors & Fragrances, Inc.	500,313	70,669
LyondellBasell Industries NV Class A	2,049,235	221,768
Monsanto Co.	2,783,291	343,375
PPG Industries, Inc.	1,612,209	181,277
Praxair, Inc.	1,813,859	271,625
Sherwin-Williams Co.	521,354	209,365
The Mosaic Co.	2,214,966	58,298
		3,125,529
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	398,243	81,214
Vulcan Materials Co.	838,016	98,660
		179,874
Containers & Packaging - 0.4%
Avery Dennison Corp.	559,974	66,161
Ball Corp.	2,217,750	88,599
International Paper Co.	2,615,865	155,879
Packaging Corp. of America	597,753	71,252
Sealed Air Corp.	1,142,832	48,422
WestRock Co.	1,613,084	106,076
		536,389
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	8,529,109	158,641
Newmont Mining Corp.	3,378,904	129,074
Nucor Corp.	2,014,134	131,724
		419,439

TOTAL MATERIALS		4,261,231

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. (a)	641,004	77,760
American Tower Corp.	2,716,981	378,557
Apartment Investment & Management Co. Class A	994,799	38,459
AvalonBay Communities, Inc.	874,812	136,488
Boston Properties, Inc.	977,668	116,215
Crown Castle International Corp.	2,573,869	283,280
Digital Realty Trust, Inc.	1,301,565	130,990
Duke Realty Corp.	2,256,300	55,889
Equinix, Inc.	495,645	194,342
Equity Residential (SBI)	2,328,169	130,913
Essex Property Trust, Inc.	418,370	93,644
Extra Space Storage, Inc.	797,705	67,845
Federal Realty Investment Trust (SBI)	459,614	52,368
General Growth Properties, Inc.	3,955,480	83,738
HCP, Inc.	2,971,992	64,314
Host Hotels & Resorts, Inc.	4,688,535	87,019
Iron Mountain, Inc.	1,783,020	56,094
Kimco Realty Corp.	2,696,699	40,343
Mid-America Apartment Communities, Inc.	719,874	61,780
Prologis, Inc.	3,370,959	204,550
Public Storage	948,253	184,378
Realty Income Corp.	1,785,225	87,797
Regency Centers Corp.	937,438	54,475
SBA Communications Corp. Class A (b)	744,682	117,116
Simon Property Group, Inc.	1,969,267	302,302
SL Green Realty Corp.	587,946	56,984
The Macerich Co.	686,730	40,476
UDR, Inc.	1,695,183	56,992
Ventas, Inc.	2,256,357	109,027
Vornado Realty Trust	1,092,309	72,606
Welltower, Inc.	2,346,366	123,184
Weyerhaeuser Co.	4,782,151	167,519
		3,727,444
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,914,047	89,482

TOTAL REAL ESTATE		3,816,926

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	38,899,425	1,412,049
CenturyLink, Inc.	6,163,043	108,901
Verizon Communications, Inc.	25,844,480	1,233,815
		2,754,765
UTILITIES - 2.7%
Electric Utilities - 1.6%
Alliant Energy Corp.	1,464,772	56,613
American Electric Power Co., Inc.	3,116,009	204,348
Duke Energy Corp.	4,434,056	334,062
Edison International	2,064,148	125,067
Entergy Corp.	1,141,965	86,584
Eversource Energy	2,007,605	114,433
Exelon Corp.	6,082,552	225,298
FirstEnergy Corp.	2,828,631	91,450
NextEra Energy, Inc.	2,980,165	453,432
PG&E Corp.	3,248,939	133,499
Pinnacle West Capital Corp.	707,852	54,476
PPL Corp.	4,328,196	124,003
Southern Co.	6,358,398	273,793
Xcel Energy, Inc.	3,216,888	139,227
		2,416,285
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,905,753	49,283
The AES Corp.	4,183,823	45,478
		94,761
Multi-Utilities - 0.9%
Ameren Corp.	1,537,192	83,470
CenterPoint Energy, Inc.	2,730,715	73,866
CMS Energy Corp.	1,786,666	75,844
Consolidated Edison, Inc.	1,964,416	147,115
Dominion Resources, Inc.	4,077,027	301,985
DTE Energy Co.	1,136,490	114,535
NiSource, Inc.	2,133,729	49,353
Public Service Enterprise Group, Inc.	3,205,964	155,265
SCANA Corp.	903,531	35,843
Sempra Energy (a)	1,590,683	173,353
WEC Energy Group, Inc.	1,999,321	119,799
		1,330,428
Water Utilities - 0.1%
American Water Works Co., Inc.	1,130,080	89,683

TOTAL UTILITIES		3,931,157

TOTAL COMMON STOCKS
(Cost $80,023,612)		146,759,958
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.26% 6/21/18 (c)
(Cost $19,922)	20,000	19,898
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.41% (d)	511,700,300	$511,803
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	1,350,653,763	1,350,789
TOTAL MONEY MARKET FUNDS
(Cost $1,862,547)		1,862,592
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $81,906,081)		148,642,448
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,122,237)
NET ASSETS - 100%		$147,520,211

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5,630	March 2018	$764,104	$20,659	$20,659

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,898,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,599
Fidelity Securities Lending Cash Central Fund	2,895
Total	$7,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$18,622,385	$18,622,385	$--	$--
Consumer Staples	11,078,501	11,078,501	--	--
Energy	8,081,111	8,081,111	--	--
Financials	22,062,569	22,062,569	--	--
Health Care	20,228,543	20,228,543	--	--
Industrials	15,010,001	15,010,001	--	--
Information Technology	36,912,769	36,912,769	--	--
Materials	4,261,231	4,261,231	--	--
Real Estate	3,816,926	3,816,926	--	--
Telecommunication Services	2,754,765	2,754,765	--	--
Utilities	3,931,157	3,931,157	--	--
U.S. Government and Government Agency Obligations	19,898	--	19,898	--
Money Market Funds	1,862,592	1,862,592	--	--
Total Investments in Securities:	$148,642,448	$148,622,550	$19,898	$--
Derivative Instruments:
Assets
Futures Contracts	$20,659	$20,659	$--	$--
Total Assets	$20,659	$20,659	$--	$--
Total Derivative Instruments:	$20,659	$20,659	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$20,659	$0
Total Equity Risk	20,659	0
Total Value of Derivatives	$20,659	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $1,306,653) — See accompanying schedule: Unaffiliated issuers (cost $80,043,534)	$146,779,856
Fidelity Central Funds (cost $1,862,547)	1,862,592
Total Investment in Securities (cost $81,906,081)		$148,642,448
Segregated cash with brokers for derivative instruments		12,360
Cash		297
Receivable for fund shares sold		170,606
Dividends receivable		274,103
Distributions receivable from Fidelity Central Funds		1,018
Other receivables		3,340
Total assets		149,104,172
Liabilities
Payable for investments purchased	$118,968
Payable for fund shares redeemed	98,200
Accrued management fee	1,821
Payable for daily variation margin on futures contracts	9,064
Other affiliated payables	1,957
Other payables and accrued expenses	3,340
Collateral on securities loaned	1,350,611
Total liabilities		1,583,961
Net Assets		$147,520,211
Net Assets consist of:
Paid in capital		$80,774,962
Undistributed net investment income		440,334
Accumulated undistributed net realized gain (loss) on investments		(452,111)
Net unrealized appreciation (depreciation) on investments		66,757,026
Net Assets		$147,520,211
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,887,282 ÷ 40,863 shares)		$95.13
Premium Class:
Net Asset Value, offering price and redemption price per share ($76,947,037 ÷ 808,674 shares)		$95.15
Institutional Class:
Net Asset Value, offering price and redemption price per share ($34,460,681 ÷ 362,152 shares)		$95.16
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($32,225,211 ÷ 338,664 shares)		$95.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2018
Investment Income
Dividends		$2,514,978
Interest		256
Income from Fidelity Central Funds		7,494
Total income		2,522,728
Expenses
Management fee	$19,199
Transfer agent fees	25,600
Independent trustees' fees and expenses	476
Legal	91
Interest	34
Miscellaneous	372
Total expenses before reductions	45,772
Expense reductions	(21)	45,751
Net investment income (loss)		2,476,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,236,705
Fidelity Central Funds	121
Futures contracts	82,923
Total net realized gain (loss)		1,319,749
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,404,722
Fidelity Central Funds	(209)
Futures contracts	(5,374)
Total change in net unrealized appreciation (depreciation)		16,399,139
Net gain (loss)		17,718,888
Net increase (decrease) in net assets resulting from operations		$20,195,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,476,977	$2,117,384
Net realized gain (loss)	1,319,749	648,777
Change in net unrealized appreciation (depreciation)	16,399,139	19,684,467
Net increase (decrease) in net assets resulting from operations	20,195,865	22,450,628
Distributions to shareholders from net investment income	(2,396,654)	(2,077,274)
Distributions to shareholders from net realized gain	(218,567)	(545,764)
Total distributions	(2,615,221)	(2,623,038)
Share transactions - net increase (decrease)	13,154,359	9,525,609
Total increase (decrease) in net assets	30,735,003	29,353,199
Net Assets
Beginning of period	116,785,208	87,432,009
End of period	$147,520,211	$116,785,208
Other Information
Undistributed net investment income end of period	$440,334	$359,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$82.98	$68.13	$74.71	$66.10	$53.81
Income from Investment Operations
Net investment income (loss)B	1.66	1.54	1.45	1.44	1.19
Net realized and unrealized gain (loss)	12.27	15.23	(6.05)	8.64	12.26
Total from investment operations	13.93	16.77	(4.60)	10.08	13.45
Distributions from net investment income	(1.62)	(1.52)	(1.52)	(1.31)	(1.16)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.78)C	(1.92)	(1.98)	(1.47)	(1.16)
Net asset value, end of period	$95.13	$82.98	$68.13	$74.71	$66.10
Total ReturnD	16.99%	24.88%	(6.26)%	15.40%	25.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.88%	2.04%	2.02%	2.06%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$3,887	$3,823	$7,635	$7,315	$5,751
Portfolio turnover rateG	4%H	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.78 per share is comprised of distributions from net investment income of $1.624 and distributions from net realized gain of $.153 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$82.99	$68.15	$74.72	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	1.71	1.58	1.48	1.48	1.22
Net realized and unrealized gain (loss)	12.27	15.21	(6.04)	8.63	12.26
Total from investment operations	13.98	16.79	(4.56)	10.11	13.48
Distributions from net investment income	(1.67)	(1.55)	(1.55)	(1.34)	(1.19)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.82)	(1.95)	(2.01)	(1.50)	(1.19)
Net asset value, end of period	$95.15	$82.99	$68.15	$74.72	$66.11
Total ReturnC	17.06%	24.91%	(6.21)%	15.45%	25.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.94%	2.08%	2.06%	2.11%	2.02%
Supplemental Data
Net assets, end of period (in millions)	$76,947	$66,051	$49,215	$49,784	$38,736
Portfolio turnover rateF	4%G	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	1.71	1.59	1.49	1.48	1.22
Net realized and unrealized gain (loss)	12.28	15.22	(6.05)	8.64	12.26
Total from investment operations	13.99	16.81	(4.56)	10.12	13.48
Distributions from net investment income	(1.67)	(1.56)	(1.56)	(1.35)	(1.19)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.83)C	(1.96)	(2.02)	(1.50)D	(1.19)
Net asset value, end of period	$95.16	$83.00	$68.15	$74.73	$66.11
Total ReturnE	17.07%	24.94%	(6.21)%	15.47%	25.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%	.04%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.94%	2.09%	2.07%	2.12%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$34,461	$32,087	$23,860	$25,621	$22,636
Portfolio turnover rateH	4%I	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.83 per share is comprised of distributions from net investment income of $1.673 and distributions from net realized gain of $.153 per share.

 D Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.83
Income from Investment Operations
Net investment income (loss)B	1.74	1.61	1.50	1.50	1.24
Net realized and unrealized gain (loss)	12.25	15.21	(6.05)	8.64	12.24
Total from investment operations	13.99	16.82	(4.55)	10.14	13.48
Distributions from net investment income	(1.69)	(1.58)	(1.57)	(1.36)	(1.20)
Distributions from net realized gain	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(1.84)	(1.97)C	(2.03)	(1.52)	(1.20)
Net asset value, end of period	$95.15	$83.00	$68.15	$74.73	$66.11
Total ReturnD	17.08%	24.97%	(6.19)%	15.50%	25.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.02%	.02%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.96%	2.11%	2.09%	2.14%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$32,225	$14,824	$6,722	$6,217	$3,506
Portfolio turnover rateG	4%H	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$70,216,057
Gross unrealized depreciation	(4,045,479)
Net unrealized appreciation (depreciation)	$66,170,578
Tax Cost	$82,471,870

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$461,848
Undistributed long-term capital gain	$116,164
Net unrealized appreciation (depreciation) on securities and other investments	$66,170,578

The tax character of distributions paid was as follows:

	February 28, 2018	February 28, 2017
Ordinary Income	$2,420,914	$ 2,077,274
Long-term Capital Gains	194,307	545,764
Total	$2,615,221	$ 2,623,038

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $19,275,150 and $5,152,920, respectively.

Redemptions In-Kind. During the period, 18,388 shares the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,534,318. The net realized gain of $1,107,402 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, investments and cash received in-kind through subscriptions totaled $605,912 in exchange for 6,640 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.035%
Institutional Class	.030%
Institutional Premium Class	.015%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .09%, .045%, .035% and .015% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .075%, .02% and .015%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$2,910.075
Premium Class	16,946.024
Institutional Class	5,744.017
	$25,600

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$133,107	1.31%	$34

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $372 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,895.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period these credits reduced the Fund's miscellaneous expenses by $21.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2018	Year ended February 28, 2017
From net investment income
Investor Class	$71,890	$103,371
Premium Class	1,329,438	1,163,534
Institutional Class	638,829	571,931
Institutional Premium Class	356,497	238,438
Total	$2,396,654	$2,077,274
From net realized gain
Investor Class	$6,999	$21,275
Premium Class	122,417	305,450
Institutional Class	58,190	149,467
Institutional Premium Class	30,961	69,572
Total	$218,567	$545,764

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017
Investor Class
Shares sold	27,506	52,360	$2,422,971	$3,969,866
Reinvestment of distributions	837	1,552	72,968	117,535
Shares redeemed	(33,550)	(119,903)	(2,964,308)	(8,989,547)
Net increase (decrease)	(5,207)	(65,991)	$(468,369)	$(4,902,146)
Premium Class
Shares sold	175,324	207,763	$15,578,782	$15,845,150
Reinvestment of distributions	15,466	17,738	1,350,249	1,356,321
Shares redeemed	(177,971)(a)	(151,849)	(15,733,233)(a)	(11,521,839)
Net increase (decrease)	12,819	73,652	$1,195,798	$5,679,632
Institutional Class
Shares sold	127,928(b)	137,895	$11,322,826(b)	$10,500,882
Reinvestment of distributions	7,812	9,370	681,273	716,383
Shares redeemed	(160,189)(a)	(110,790)	(14,275,460)(a)	(8,442,330)
Net increase (decrease)	(24,449)	36,475	$(2,271,361)	$2,774,935
Institutional Premium Class
Shares sold	209,698(b)	104,472	$19,094,587(b)	$7,851,293
Reinvestment of distributions	4,399	3,986	386,209	306,104
Shares redeemed	(54,039)	(28,482)	(4,782,505)	(2,184,209)
Net increase (decrease)	160,058	79,976	$14,698,291	$5,973,188

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 13, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 281 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), and as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Investor Class	.09%
Actual		$1,000.00	$1,107.90	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.04%
Actual		$1,000.00	$1,108.10	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,108.30	$.16
Hypothetical-C		$1,000.00	$1,024.65	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,108.30	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity 500 Index Fund
Investor Class	04/09/18	04/06/18	$0.38500	$0.087
Premium Class	04/09/18	04/06/18	$0.39868	$0.087
Institutional Class	04/09/18	04/06/18	$0.39992	$0.087
Institutional Premium Class	04/09/18	04/06/18	$0.40365	$0.087

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2018, $146,650,205, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 96%, 94%, 94%, and 94%; Premium Class designates 93%, 92%, 92%, and 92%; Institutional Class designates 93%, 92%, 92%, and 92%; and Institutional Premium Class designates 92%, 91%, 91%, and 91%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%, 99%, 99%, and 99%; Premium Class designates 98%, 97%, 97%, and 97%; Institutional Class designates 98%, 96%, 96%, and 97%; and Institutional Premium Class designates 97%, 95%, 95%, and 96%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

U5I-U5A-ANN-0418
1.925889.106

Fidelity® Total Market Index Fund
Investor Class and Premium Class

Fidelity® Extended Market Index Fund
Investor Class and Premium Class

Fidelity® International Index Fund
Investor Class and Premium Class

Annual Report

February 28, 2018

Contents

Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Investor Class	16.16%	14.26%	9.77%
Premium Class	16.23%	14.31%	9.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund - Investor Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Investor Class.

Period Ending Values
$25,404	Fidelity® Total Market Index Fund - Investor Class
$25,541	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed closely in line with the 16.23% gain of the benchmark Dow Jones U.S. Total Stock Market Index℠. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group. Within this sector, software manufacturer Microsoft reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple performed extremely well, as the firm continued to benefit from growing demand for its iPhone® mobile devices and other products. Social-media leader Facebook continued to generate substantial cash, especially from mobile-video advertising, while Alphabet also added significant value, as this parent company of internet search giant Google continued to report stronger-than-expected quarterly earnings. In the consumer discretionary sector, internet retailer Amazon.com also boosted results, driven by its strong financial performance. In contrast, industrial conglomerate General Electric detracted; the company faced a variety of business challenges and, late in 2017, cut its dividend. Several health care stocks also detracted, led by drugmakers Allergan and Merck as well as biotechnology firm Celgene.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	3.3
Microsoft Corp.	2.6
Amazon.com, Inc.	2.2
Facebook, Inc. Class A	1.5
JPMorgan Chase & Co.	1.5
Berkshire Hathaway, Inc. Class B	1.4
Johnson & Johnson	1.2
Alphabet, Inc. Class C	1.2
Alphabet, Inc. Class A	1.2
Exxon Mobil Corp.	1.2
17.3

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	24.1
Financials	15.3
Health Care	13.4
Consumer Discretionary	12.9
Industrials	10.7
Consumer Staples	6.7
Energy	5.2
Real Estate	3.5
Materials	3.3
Utilities	2.7

Fidelity® Total Market Index Fund

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
Adient PLC (a)	163,268	$10,132,412
American Axle & Manufacturing Holdings, Inc. (a)(b)	171,619	2,533,096
Aptiv PLC	472,306	43,135,707
Autoliv, Inc.	158,295	22,705,835
BorgWarner, Inc.	350,359	17,195,620
Clean Diesel Technologies, Inc. (a)(b)	8,475	9,746
Cooper Tire & Rubber Co.	91,978	2,883,510
Cooper-Standard Holding, Inc. (b)	32,523	3,962,602
Dana Holding Corp.	258,072	6,856,973
Delphi Technologies PLC	153,523	7,330,723
Dorman Products, Inc. (b)	55,243	3,811,767
Fox Factory Holding Corp. (b)	67,039	2,517,314
Gentex Corp.	513,627	11,664,469
Gentherm, Inc. (b)	67,460	2,077,768
Hertz Global Holdings, Inc. (a)(b)	142,032	2,583,562
Horizon Global Corp. (b)	41,718	343,756
LCI Industries (a)	43,682	4,774,443
Lear Corp.	119,894	22,368,624
Modine Manufacturing Co. (b)	88,001	2,024,023
Motorcar Parts of America, Inc. (b)	32,435	661,025
Shiloh Industries, Inc. (b)	23,634	172,292
Standard Motor Products, Inc.	37,047	1,728,613
Stoneridge, Inc. (b)	43,907	955,416
Strattec Security Corp.	4,334	149,306
Superior Industries International, Inc.	39,790	574,966
Sypris Solutions, Inc. (b)	16,848	23,250
Tenneco, Inc.	96,642	5,078,537
The Goodyear Tire & Rubber Co.	444,992	12,878,068
Tower International, Inc.	31,785	829,589
UQM Technologies, Inc. (a)(b)	38,648	48,310
Visteon Corp. (b)	57,388	7,106,930
VOXX International Corp. (b)	39,260	212,004
Workhorse Group, Inc. (a)(b)	43,808	140,624
		199,470,880
Automobiles - 0.5%
Ford Motor Co.	6,929,195	73,518,759
General Motors Co.	2,281,301	89,769,194
Harley-Davidson, Inc. (a)	295,888	13,427,397
REV Group, Inc.	43,502	1,174,554
Tesla, Inc. (a)(b)	235,900	80,927,854
Thor Industries, Inc.	87,219	11,251,251
Winnebago Industries, Inc. (a)	53,916	2,348,042
		272,417,051
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	1,876,423
Educational Development Corp. (b)	2,866	55,457
Genuine Parts Co.	259,367	23,820,265
LKQ Corp. (b)	538,255	21,250,307
Pool Corp.	71,179	9,824,837
Weyco Group, Inc.	5,169	157,293
		56,984,582
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)(b)	110,813	5,102,939
American Public Education, Inc. (b)	24,607	756,665
Ascent Capital Group, Inc. (b)	16,905	114,954
Bridgepoint Education, Inc. (b)	52,176	348,014
Bright Horizons Family Solutions, Inc. (b)	96,748	9,246,206
Cambium Learning Group, Inc. (b)	12,514	92,729
Capella Education Co.	20,930	1,626,261
Career Education Corp. (b)	109,234	1,445,166
Carriage Services, Inc.	24,048	654,587
Chegg, Inc. (a)(b)	135,548	2,698,761
Collectors Universe, Inc.	6,416	99,897
Graham Holdings Co.	8,772	5,088,637
Grand Canyon Education, Inc. (b)	92,016	9,031,370
H&R Block, Inc. (a)	368,351	9,330,331
Houghton Mifflin Harcourt Co. (b)	170,821	1,161,583
K12, Inc. (b)	59,099	882,348
Laureate Education, Inc. Class A	104,594	1,398,422
Liberty Tax, Inc.	8,571	67,282
Lincoln Educational Services Corp. (b)	15,671	30,245
National American University Holdings, Inc.	5,378	6,131
Regis Corp. (b)	52,945	851,885
Service Corp. International	332,704	12,453,111
ServiceMaster Global Holdings, Inc. (b)	236,280	12,135,341
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,575,994
Strayer Education, Inc. (a)	17,939	1,608,052
Universal Technical Institute, Inc. (b)	29,419	79,431
Weight Watchers International, Inc. (a)(b)	50,480	3,413,458
Xpresspa Group, Inc. (a)(b)	9,862	9,233
		83,309,033
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	436,128	18,190,899
Belmond Ltd. Class A (b)	147,743	1,706,432
BFC Financial Corp. Class A	157,194	1,355,012
Biglari Holdings, Inc. (b)	2,475	1,037,545
BJ's Restaurants, Inc.	35,904	1,561,824
Bloomin' Brands, Inc.	181,456	4,189,819
Bojangles', Inc. (a)(b)	24,608	322,365
Boyd Gaming Corp.	147,259	5,210,023
Bravo Brio Restaurant Group, Inc. (b)	12,451	41,711
Brinker International, Inc.	77,201	2,658,030
Caesars Entertainment Corp. (b)	244,825	3,109,278
Carnival Corp.	725,183	48,521,995
Carrols Restaurant Group, Inc. (b)	61,598	791,534
Century Casinos, Inc. (b)	44,390	353,788
Chipotle Mexican Grill, Inc. (a)(b)	46,485	14,801,289
Choice Hotels International, Inc.	66,238	5,242,738
Churchill Downs, Inc.	20,269	5,233,456
Chuy's Holdings, Inc. (a)(b)	26,361	711,747
Cracker Barrel Old Country Store, Inc. (a)	45,340	7,077,574
Darden Restaurants, Inc.	217,553	20,056,211
Dave & Buster's Entertainment, Inc. (a)(b)	67,484	3,021,259
Del Frisco's Restaurant Group, Inc. (b)	37,615	626,290
Del Taco Restaurants, Inc. (b)	75,328	949,133
Denny's Corp. (b)	117,334	1,764,703
DineEquity, Inc. (a)	36,646	2,784,363
Domino's Pizza, Inc.	77,453	17,226,322
Dover Downs Gaming & Entertainment, Inc. (b)	1,508	1,960
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc. (a)	86,128	434,946
Dunkin' Brands Group, Inc.	169,532	10,153,271
El Pollo Loco Holdings, Inc. (a)(b)	42,298	412,406
Eldorado Resorts, Inc. (a)(b)	110,052	3,752,773
Empire Resorts, Inc. (b)	4,022	93,310
Extended Stay America, Inc. unit	338,299	6,776,129
Famous Dave's of America, Inc. (a)(b)	7,623	51,455
Famous Dave's of America, Inc. rights 2/16/18 (b)	1,631	5,301
Fiesta Restaurant Group, Inc. (a)(b)	50,677	861,509
Fogo de Chao, Inc. (b)	21,909	341,780
Golden Entertainment, Inc. (b)	33,622	937,718
Good Times Restaurants, Inc. (b)	7,939	20,641
Habit Restaurants, Inc. Class A (a)(b)	36,946	319,583
Hilton Grand Vacations, Inc. (b)	119,507	5,157,922
Hilton Worldwide Holdings, Inc.	360,462	29,121,725
Hyatt Hotels Corp. Class A	96,573	7,462,196
ILG, Inc.	190,126	5,772,225
International Speedway Corp. Class A	44,736	2,013,120
J. Alexanders Holdings, Inc. (b)	20,559	203,534
Jack in the Box, Inc.	50,437	4,543,365
Jamba, Inc. (b)	19,136	164,952
Kona Grill, Inc. (a)(b)	8,466	15,239
La Quinta Holdings, Inc. (b)	128,968	2,434,916
Las Vegas Sands Corp.	650,579	47,368,657
Lindblad Expeditions Holdings (b)	22,275	205,153
Luby's, Inc. (b)	14,614	40,919
Marcus Corp.	30,096	812,592
Marriott International, Inc. Class A	542,087	76,548,105
Marriott Vacations Worldwide Corp.	42,588	5,983,614
McDonald's Corp.	1,417,538	223,602,444
MGM Mirage, Inc.	910,853	31,178,498
Monarch Casino & Resort, Inc. (b)	16,794	709,211
Nathan's Famous, Inc.	3,561	231,643
Noodles & Co. (a)(b)	28,579	177,190
Norwegian Cruise Line Holdings Ltd. (b)	319,719	18,192,011
Papa John's International, Inc. (a)	42,981	2,481,723
Papa Murphy's Holdings, Inc. (a)(b)	22,690	107,778
Penn National Gaming, Inc. (b)	158,816	4,226,094
Pinnacle Entertainment, Inc. (b)	94,638	2,855,228
Planet Fitness, Inc. (b)	146,994	5,435,838
Playa Hotels & Resorts NV	140,860	1,419,869
Potbelly Corp. (a)(b)	30,614	393,390
Rave Restaurant Group, Inc. (a)(b)	9,079	13,800
RCI Hospitality Holdings, Inc.	15,482	418,169
Red Lion Hotels Corp. (b)	6,989	67,793
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,134,107
Red Rock Resorts, Inc.	129,298	4,331,483
Royal Caribbean Cruises Ltd.	307,935	38,984,571
Ruth's Hospitality Group, Inc.	51,983	1,276,183
Scientific Games Corp. Class A (b)	89,331	3,970,763
SeaWorld Entertainment, Inc. (a)(b)	127,392	1,863,745
Shake Shack, Inc. Class A (a)(b)	35,538	1,385,627
Six Flags Entertainment Corp. (a)	140,263	8,989,456
Sonic Corp. (a)	74,649	1,875,183
Speedway Motorsports, Inc.	23,497	461,246
Starbucks Corp.	2,532,044	144,579,712
Texas Roadhouse, Inc. Class A	113,067	6,248,082
The Cheesecake Factory, Inc. (a)	75,769	3,522,501
Town Sports International Holdings, Inc. (b)	22,025	127,745
U.S. Foods Holding Corp. (b)	254,997	8,514,350
Vail Resorts, Inc.	73,708	15,174,266
Wendy's Co.	328,867	5,245,429
Wingstop, Inc.	55,195	2,500,885
Wyndham Worldwide Corp.	177,047	20,498,502
Wynn Resorts Ltd.	142,014	23,787,345
Yum! Brands, Inc.	599,523	48,789,182
Zoe's Kitchen, Inc. (a)(b)	27,188	404,557
		1,015,752,940
Household Durables - 0.5%
AV Homes, Inc. (a)(b)	12,051	202,457
Bassett Furniture Industries, Inc.	15,479	498,424
Beazer Homes U.S.A., Inc. (b)	65,476	1,029,283
Cavco Industries, Inc. (b)	13,938	2,217,536
Century Communities, Inc. (b)	33,155	986,361
Comstock Holding Companies, Inc. (a)(b)	1,496	2,513
CSS Industries, Inc.	16,118	296,732
D.R. Horton, Inc.	588,321	24,650,650
Dixie Group, Inc. (b)	11,105	34,426
Emerson Radio Corp. (b)	23,724	34,874
Ethan Allen Interiors, Inc.	53,577	1,272,454
Flexsteel Industries, Inc.	9,186	356,968
Garmin Ltd.	197,296	11,687,815
GoPro, Inc. Class A (a)(b)	180,736	972,360
Green Brick Partners, Inc. (b)	37,398	377,720
Hamilton Beach Brands Holding Co. Class A	20,505	507,909
Helen of Troy Ltd. (b)	48,961	4,408,938
Hooker Furniture Corp.	17,507	653,886
Hovnanian Enterprises, Inc. Class A (b)	177,163	386,215
Installed Building Products, Inc. (b)	34,760	2,076,910
iRobot Corp. (a)(b)	50,514	3,432,426
KB Home	197,346	5,476,352
Koss Corp. (b)	2,669	5,285
La-Z-Boy, Inc.	91,907	2,821,545
Leggett & Platt, Inc.	240,653	10,458,779
Lennar Corp.:
Class A (a)	498,161	28,185,949
Class B	9,673	438,767
LGI Homes, Inc. (a)(b)	30,018	1,698,719
Libbey, Inc.	30,735	192,708
Lifetime Brands, Inc.	14,046	195,942
M.D.C. Holdings, Inc.	80,659	2,232,641
M/I Homes, Inc.	47,612	1,383,129
Meritage Homes Corp. (b)	64,418	2,731,323
Mohawk Industries, Inc. (b)	111,700	26,794,596
New Home Co. LLC (b)	17,775	199,791
Newell Brands, Inc.	881,492	22,645,529
Nova LifeStyle, Inc. (a)(b)	26,136	59,590
NVR, Inc. (b)	6,044	17,184,119
PICO Holdings, Inc.	33,668	412,433
PulteGroup, Inc.	477,718	13,409,544
Roku, Inc. Class A (a)	38,803	1,581,998
Skyline Corp. (b)	21,741	465,040
Stanley Furniture Co., Inc. (b)	5,699	3,647
Taylor Morrison Home Corp. (b)	197,853	4,439,821
Tempur Sealy International, Inc. (a)(b)	77,783	3,844,814
Toll Brothers, Inc.	253,725	11,120,767
TopBuild Corp. (b)	72,015	5,015,125
TRI Pointe Homes, Inc. (a)(b)	267,734	4,104,362
Tupperware Brands Corp.	98,214	4,817,397
Turtle Beach Corp. (a)(b)	6,672	3,005
Universal Electronics, Inc. (b)	25,010	1,237,995
Vuzix Corp. (a)(b)	35,528	299,323
Whirlpool Corp.	126,716	20,582,480
William Lyon Homes, Inc. (b)	53,155	1,343,758
Zagg, Inc. (b)	47,415	713,596
		252,186,726
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (b)	52,658	613,466
Amazon.com, Inc. (b)	712,306	1,077,327,210
Blue Apron Holdings, Inc. Class A (a)	44,602	124,440
Duluth Holdings, Inc. (a)(b)	12,299	206,869
EVINE Live, Inc. (b)	71,405	80,688
Expedia, Inc.	219,025	23,034,859
FTD Companies, Inc. (b)	25,393	152,866
Gaia, Inc. Class A (b)	12,609	162,026
Groupon, Inc. (a)(b)	700,384	2,997,644
Lands' End, Inc. (a)(b)	26,352	474,336
Liberty Expedia Holdings, Inc. (b)	99,495	3,906,174
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	144,556	7,736,637
Series A (b)	847,274	24,460,800
Liberty TripAdvisor Holdings, Inc. (b)	119,998	1,247,979
Netflix, Inc. (b)	770,061	224,380,374
NutriSystem, Inc. (a)	50,522	1,553,552
Overstock.com, Inc. (a)(b)	28,358	1,712,823
PetMed Express, Inc. (a)	38,488	1,739,273
Shutterfly, Inc. (b)	63,827	4,897,446
The Booking Holdings, Inc. (b)	86,647	176,243,464
TripAdvisor, Inc. (a)(b)	200,393	8,031,751
U.S. Auto Parts Network, Inc. (b)	5,048	10,449
Wayfair LLC Class A (a)(b)	75,406	5,837,933
		1,566,933,059
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	868,473
Brunswick Corp.	157,212	8,992,526
Callaway Golf Co.	178,654	2,765,564
Clarus Corp. (b)	32,583	218,306
Escalade, Inc.	7,022	85,317
Hasbro, Inc.	204,900	19,582,293
JAKKS Pacific, Inc. (a)(b)	19,661	43,254
Johnson Outdoors, Inc. Class A	8,158	502,859
Malibu Boats, Inc. Class A (b)	36,393	1,166,396
Marine Products Corp.	11,741	167,661
Mattel, Inc. (a)	607,515	9,659,489
MCBC Holdings, Inc. (b)	21,350	523,289
Nautilus, Inc. (b)	46,907	555,848
Polaris Industries, Inc.	105,512	12,027,313
Sturm, Ruger & Co., Inc. (a)	33,314	1,434,168
Summer Infant, Inc. (b)	32,605	34,887
Vista Outdoor, Inc. (b)	94,769	1,632,870
		60,260,513
Media - 2.7%
A.H. Belo Corp. Class A	22,177	114,212
AMC Entertainment Holdings, Inc. Class A (a)	98,115	1,471,725
AMC Networks, Inc. Class A (a)(b)	101,098	5,314,722
Ballantyne of Omaha, Inc. (b)	17,964	90,718
Cable One, Inc.	8,311	5,659,459
CBS Corp. Class B	648,125	34,331,181
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	520,036
Charter Communications, Inc. Class A (b)	345,535	118,148,783
Cinedigm Corp. (a)(b)	5,614	7,018
Cinemark Holdings, Inc.	187,168	7,965,870
Clear Channel Outdoor Holding, Inc. Class A	57,659	276,763
Comcast Corp. Class A	8,312,426	300,992,945
Daily Journal Corp. (a)(b)	644	146,194
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,015,990
Class C (non-vtg.) (a)(b)	376,024	8,641,032
DISH Network Corp. Class A (b)	409,075	17,054,337
E.W. Scripps Co. Class A	104,171	1,434,435
Emmis Communications Corp. Class A (b)	1,993	8,311
Entercom Communications Corp. Class A	234,454	2,321,095
Entravision Communication Corp. Class A	112,796	727,534
Gannett Co., Inc.	225,017	2,259,171
Global Eagle Entertainment, Inc. (a)(b)	84,431	113,982
Gray Television, Inc. (b)	131,703	1,817,501
Harte-Hanks, Inc. (b)	4,548	39,613
Hemisphere Media Group, Inc. (a)(b)	10,964	122,797
Insignia Systems, Inc. (b)	5,038	6,247
Interpublic Group of Companies, Inc.	699,242	16,362,263
John Wiley & Sons, Inc. Class A	79,959	5,137,366
Lee Enterprises, Inc. (a)(b)	58,988	144,521
Liberty Broadband Corp.:
Class A (b)	36,926	3,226,594
Class C (b)	281,378	24,727,499
Liberty Global PLC:
Class A (b)	390,939	12,173,840
Class C (b)	1,083,957	32,551,229
LiLAC Class A (b)(c)	77,452	1
LiLAC Class C (b)(c)	214,602	2
Liberty Latin America Ltd. (a)(b)	214,602	4,388,611
Liberty Latin America Ltd. Class A (a)(b)	77,452	1,603,256
Liberty Media Corp.:
Liberty Braves Class A (b)	14,273	327,137
Liberty Braves Class C (b)	68,302	1,568,214
Liberty Formula One Group Series C (a)(b)	377,087	12,417,475
Liberty Media Class A (a)(b)	28,511	900,092
Liberty SiriusXM Series A (b)	131,422	5,513,153
Liberty SiriusXM Series C (b)	332,617	13,890,086
Lions Gate Entertainment Corp.:
Class A (a)	110,956	3,133,397
Class B (a)	201,823	5,416,929
Live Nation Entertainment, Inc. (b)	237,309	10,631,443
Loral Space & Communications Ltd. (b)	20,272	898,050
Meredith Corp.	69,172	3,963,556
MSG Network, Inc. Class A (a)(b)	103,460	2,524,424
National CineMedia, Inc.	108,730	818,737
New Media Investment Group, Inc.	89,861	1,550,102
News Corp.:
Class A	750,318	12,102,629
Class B	130,013	2,132,213
Nexstar Broadcasting Group, Inc. Class A	84,997	6,073,036
Omnicom Group, Inc.	414,352	31,586,053
Reading International, Inc. Class A (b)	17,900	293,560
Regal Entertainment Group Class A	191,111	4,393,642
RLJ Entertainment, Inc. (b)	5,726	24,736
Saga Communications, Inc. Class A	3,882	151,398
Salem Communications Corp. Class A	10,842	44,994
Scholastic Corp.	52,798	1,922,375
Scripps Networks Interactive, Inc. Class A	175,533	15,773,395
Sinclair Broadcast Group, Inc. Class A (a)	131,894	4,458,017
Sirius XM Holdings, Inc. (a)	2,845,102	17,867,241
Tegna, Inc.	379,485	4,880,177
The Madison Square Garden Co. (b)	28,218	6,890,836
The McClatchy Co. Class A (a)(b)	6,072	56,045
The New York Times Co. Class A (a)	238,030	5,736,523
The Walt Disney Co.	2,685,208	277,006,057
Time Warner, Inc.	1,381,399	128,414,851
Townsquare Media, Inc. (b)	1,285	8,944
Tribune Media Co. Class A	130,115	5,421,892
tronc, Inc. (b)	51,781	990,571
Twenty-First Century Fox, Inc.:
Class A	1,810,082	66,647,219
Class B	840,712	30,618,731
Urban One, Inc. Class D (non-vtg.) (b)	32,336	54,971
Viacom, Inc. Class B (non-vtg.)	653,615	21,791,524
World Wrestling Entertainment, Inc. Class A	69,670	2,657,911
		1,327,469,189
Multiline Retail - 0.5%
Big Lots, Inc. (a)	72,215	4,058,483
Dillard's, Inc. Class A (a)	40,152	3,274,396
Dollar General Corp.	465,251	44,008,092
Dollar Tree, Inc. (b)	424,308	43,550,973
Fred's, Inc. Class A (a)	52,965	176,373
JC Penney Corp., Inc. (a)(b)	535,524	2,318,819
Kohl's Corp. (a)	300,366	19,851,189
Macy's, Inc. (a)	538,389	15,834,020
Nordstrom, Inc. (a)	216,898	11,129,036
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	90,196	5,353,133
Sears Holdings Corp. (a)(b)	98,150	237,523
Target Corp.	964,632	72,742,899
Tuesday Morning Corp. (a)(b)	61,992	195,275
		222,730,211
Specialty Retail - 2.1%
Aaron's, Inc. Class A	106,680	4,929,683
Abercrombie & Fitch Co. Class A (a)	133,398	2,752,001
Advance Auto Parts, Inc.	133,158	15,213,302
America's Car Mart, Inc. (b)	10,422	507,551
American Eagle Outfitters, Inc.	303,607	5,850,507
Armstrong Flooring, Inc. (b)	37,094	519,687
Asbury Automotive Group, Inc. (b)	40,476	2,665,345
Ascena Retail Group, Inc. (b)	266,405	604,739
AutoNation, Inc. (a)(b)	112,063	5,626,683
AutoZone, Inc. (b)	49,002	32,572,609
Barnes & Noble Education, Inc. (b)	60,796	443,811
Barnes & Noble, Inc.	82,041	369,185
Bed Bath & Beyond, Inc.	241,299	5,173,451
Best Buy Co., Inc.	458,363	33,203,816
Big 5 Sporting Goods Corp. (a)	23,104	142,090
Boot Barn Holdings, Inc. (a)(b)	24,133	425,223
Build-A-Bear Workshop, Inc. (b)	15,205	138,366
Burlington Stores, Inc. (b)	117,818	14,449,200
Caleres, Inc.	81,369	2,279,146
Camping World Holdings, Inc.	51,857	2,167,623
CarMax, Inc. (a)(b)	321,347	19,897,806
Cars.com, Inc. (a)	127,554	3,493,704
Chico's FAS, Inc.	231,778	2,327,051
Christopher & Banks Corp. (b)	57,707	65,786
Citi Trends, Inc.	19,731	437,239
Conn's, Inc. (a)(b)	47,233	1,544,519
Destination Maternity Corp. (a)(b)	22,235	47,138
Destination XL Group, Inc. (a)(b)	51,406	125,945
Dick's Sporting Goods, Inc.	145,373	4,654,843
DSW, Inc. Class A (a)	144,844	2,840,391
Express, Inc. (a)(b)	127,643	921,582
Finish Line, Inc. Class A	63,867	678,268
Five Below, Inc. (b)	100,983	6,750,714
Floor & Decor Holdings, Inc. Class A	55,726	2,511,571
Foot Locker, Inc.	223,548	10,263,089
Francesca's Holdings Corp. (a)(b)	57,702	300,627
GameStop Corp. Class A	189,516	2,973,506
Gap, Inc.	381,256	12,040,064
Genesco, Inc. (a)(b)	32,141	1,263,141
GNC Holdings, Inc. Class A (a)(b)	120,441	513,079
Group 1 Automotive, Inc.	38,654	2,660,941
Guess?, Inc. (a)	102,345	1,616,028
Haverty Furniture Companies, Inc.	30,217	614,916
Hibbett Sports, Inc. (a)(b)	34,547	889,585
Home Depot, Inc.	2,080,776	379,263,042
Kirkland's, Inc. (b)	21,240	186,062
L Brands, Inc. (a)	437,411	21,577,485
Lithia Motors, Inc. Class A (sub. vtg.)	43,018	4,469,140
Lowe's Companies, Inc.	1,481,932	132,766,288
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,143,224
MarineMax, Inc. (b)	36,815	769,434
Michaels Companies, Inc. (b)	197,854	4,552,621
Monro, Inc.	59,370	3,021,933
Murphy U.S.A., Inc. (b)	58,955	4,428,110
New York & Co., Inc. (b)	34,393	91,829
O'Reilly Automotive, Inc. (b)	152,541	37,248,987
Office Depot, Inc.	882,988	2,322,258
Party City Holdco, Inc. (b)	50,325	727,196
Penske Automotive Group, Inc.	71,056	3,254,365
Pier 1 Imports, Inc. (a)	163,568	507,061
Rent-A-Center, Inc. (a)	93,716	704,744
RH (a)(b)	34,177	2,900,944
Ross Stores, Inc.	687,980	53,724,358
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,846,626
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	21,000
Shoe Carnival, Inc. (a)	21,330	498,269
Signet Jewelers Ltd. (a)	116,151	5,840,072
Sleep Number Corp. (b)	68,724	2,366,855
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	791,762
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	235,739
Stage Stores, Inc. (a)	38,699	73,528
Stein Mart, Inc. (a)	40,412	25,055
Tailored Brands, Inc. (a)	94,987	2,223,646
The Buckle, Inc. (a)	74,380	1,565,699
The Cato Corp. Class A (sub. vtg.)	36,544	415,140
The Children's Place Retail Stores, Inc.	29,482	4,195,289
The Container Store Group, Inc. (a)(b)	22,029	111,246
Tiffany & Co., Inc.	181,968	18,386,047
Tile Shop Holdings, Inc.	56,926	307,400
Tilly's, Inc.	14,113	184,175
TJX Companies, Inc.	1,126,815	93,165,064
Tractor Supply Co.	226,801	14,726,189
Trans World Entertainment Corp. (b)	2,977	4,912
Ulta Beauty, Inc. (a)	103,043	20,953,794
Urban Outfitters, Inc. (b)	143,484	5,063,550
Vitamin Shoppe, Inc. (a)(b)	45,231	169,616
Williams-Sonoma, Inc. (a)	139,872	7,239,775
Winmark Corp.	3,184	403,413
Zumiez, Inc. (b)	31,066	612,000
		1,046,550,493
Textiles, Apparel & Luxury Goods - 0.7%
Cadence Bancorp	36,501	1,000,857
Carter's, Inc.	82,628	9,641,035
Cherokee, Inc. (b)	20,319	32,510
Columbia Sportswear Co.	57,607	4,353,937
Crocs, Inc. (b)	126,644	1,550,123
Culp, Inc.	12,256	340,717
Deckers Outdoor Corp. (a)(b)	55,355	5,235,476
Delta Apparel, Inc. (b)	4,312	77,832
Differential Brands Group, Inc. (b)	1,083	1,180
Emerald Expositions Events, Inc. (a)	58,843	1,254,533
Fossil Group, Inc. (a)(b)	73,701	986,119
G-III Apparel Group Ltd. (a)(b)	69,854	2,578,311
Hanesbrands, Inc. (a)	660,961	12,822,643
Iconix Brand Group, Inc. (a)(b)	101,691	141,350
J.Jill, Inc. (a)	24,557	211,436
Lakeland Industries, Inc. (b)	6,813	89,591
lululemon athletica, Inc. (b)	180,400	14,630,440
Michael Kors Holdings Ltd. (b)	277,238	17,446,587
Movado Group, Inc.	39,217	1,215,727
NIKE, Inc. Class B	2,345,864	157,243,264
Oxford Industries, Inc.	34,526	2,759,318
Perry Ellis International, Inc. (b)	15,961	425,680
PetIQ, Inc. Class A (a)	7,273	159,279
PVH Corp.	132,712	19,147,687
Ralph Lauren Corp.	95,682	10,126,983
Rocky Brands, Inc.	8,326	153,198
Sequential Brands Group, Inc. (a)(b)	82,806	163,956
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	241,859	9,896,870
Steven Madden Ltd.	106,426	4,672,101
Superior Uniform Group, Inc.	11,974	300,547
Switch, Inc. Class A (a)	123,979	1,712,150
Tapestry, Inc.	505,893	25,755,013
TPG RE Finance Trust, Inc.	18,406	341,063
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	5,180,371
Class C (non-vtg.) (a)(b)	338,744	5,098,097
Unifi, Inc. (b)	22,047	771,645
Vera Bradley, Inc. (b)	29,957	301,367
VF Corp.	576,882	43,018,091
Vince Holding Corp. (a)(b)	2,676	23,094
Wolverine World Wide, Inc.	170,818	5,001,551
		365,861,729

TOTAL CONSUMER DISCRETIONARY		6,469,926,406

CONSUMER STAPLES - 6.7%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,411,673
Brown-Forman Corp.:
Class A	46,010	3,128,680
Class B (non-vtg.)	416,920	29,096,847
Castle Brands, Inc. (a)(b)	173,742	201,541
Coca-Cola Bottling Co. Consolidated	9,702	1,810,490
Constellation Brands, Inc. Class A (sub. vtg.)	303,380	65,372,322
Craft Brew Alliance, Inc. (a)(b)	14,306	255,362
Dr. Pepper Snapple Group, Inc.	326,210	37,921,913
MGP Ingredients, Inc.	22,363	1,876,703
Molson Coors Brewing Co. Class B	332,266	25,335,283
Monster Beverage Corp. (b)	732,492	46,418,018
National Beverage Corp. (a)	22,740	2,227,156
New Age Beverages Corp. (a)	33,316	107,278
PepsiCo, Inc.	2,533,173	277,965,073
Primo Water Corp. (b)	40,649	495,105
REED'S, Inc. (b)	1,830	2,654
The Coca-Cola Co.	6,825,714	295,007,359
		789,633,457
Food & Staples Retailing - 1.5%
Andersons, Inc.	52,768	1,849,518
Casey's General Stores, Inc. (a)	69,297	7,782,746
Chefs' Warehouse Holdings (a)(b)	34,201	771,233
Costco Wholesale Corp.	777,620	148,447,658
CVS Health Corp.	1,800,621	121,956,060
Ingles Markets, Inc. Class A	21,439	690,336
Kroger Co.	1,583,759	42,951,544
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	83,970
Performance Food Group Co. (b)	157,320	4,821,858
PriceSmart, Inc. (a)	44,258	3,485,318
Rite Aid Corp. (a)(b)	1,929,419	3,800,955
Smart & Final Stores, Inc. (a)(b)	46,551	335,167
SpartanNash Co.	61,272	1,027,531
Sprouts Farmers Market LLC (b)	217,629	5,606,123
SUPERVALU, Inc. (a)(b)	111,412	1,585,393
Sysco Corp.	855,662	51,040,238
United Natural Foods, Inc. (a)(b)	87,309	3,725,475
Village Super Market, Inc. Class A	8,594	203,678
Walgreens Boots Alliance, Inc.	1,549,802	106,765,860
Walmart, Inc.	2,609,057	234,841,221
Weis Markets, Inc.	29,625	1,104,124
Welbilt, Inc. (b)	274,877	5,445,313
		748,321,319
Food Products - 1.2%
Alico, Inc.	4,002	106,453
Archer Daniels Midland Co.	1,004,015	41,686,703
B&G Foods, Inc. Class A (a)	116,520	3,227,604
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	6,603,971
Bunge Ltd.	249,786	18,841,358
Cal-Maine Foods, Inc. (a)(b)	58,088	2,474,549
Calavo Growers, Inc. (a)	26,199	2,236,085
Campbell Soup Co. (a)	340,124	14,642,338
Coffee Holding Co., Inc. (b)	3,401	14,828
ConAgra Foods, Inc.	719,052	25,979,349
Darling International, Inc. (b)	281,119	5,113,555
Dean Foods Co.	156,497	1,356,829
Farmer Brothers Co. (a)(b)	27,261	850,543
Flowers Foods, Inc.	328,688	6,816,989
Fresh Del Monte Produce, Inc.	62,230	2,904,896
Freshpet, Inc. (a)(b)	33,847	676,940
General Mills, Inc.	1,002,598	50,681,329
Hormel Foods Corp. (a)	480,840	15,608,066
Hostess Brands, Inc. Class A (a)(b)	143,616	1,757,860
Ingredion, Inc.	126,693	16,551,174
J&J Snack Foods Corp.	28,653	3,848,957
John B. Sanfilippo & Son, Inc. (a)	17,222	994,398
Kellogg Co.	443,496	29,359,435
Lamb Weston Holdings, Inc.	251,898	13,625,163
Lancaster Colony Corp.	37,363	4,421,537
Landec Corp. (b)	35,757	464,841
Lifeway Foods, Inc. (b)	1,962	13,263
Limoneira Co.	13,723	293,809
McCormick & Co., Inc. (non-vtg.)	210,732	22,501,963
Mondelez International, Inc.	2,666,723	117,069,140
Pilgrim's Pride Corp. (a)(b)	94,260	2,375,352
Pinnacle Foods, Inc.	202,857	10,946,164
Post Holdings, Inc. (b)	113,903	8,631,569
Sanderson Farms, Inc.	34,070	4,195,721
Seaboard Corp.	460	1,863,920
Seneca Foods Corp. Class A (b)	9,032	262,831
Snyders-Lance, Inc.	158,344	7,898,199
The Hain Celestial Group, Inc. (a)(b)	182,275	6,339,525
The Hershey Co.	248,403	24,408,079
The J.M. Smucker Co.	202,748	25,607,072
The Kraft Heinz Co.	1,065,085	71,413,949
The Simply Good Foods Co.	147,360	1,990,834
Tootsie Roll Industries, Inc. (a)	47,006	1,570,000
TreeHouse Foods, Inc. (a)(b)	96,338	3,662,771
Tyson Foods, Inc. Class A	537,196	39,956,638
		621,846,549
Household Products - 1.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	79,976	2,898,330
Church & Dwight Co., Inc.	447,235	21,999,490
Clorox Co.	229,135	29,576,746
Colgate-Palmolive Co.	1,565,447	107,968,880
Energizer Holdings, Inc.	108,084	5,888,416
HRG Group, Inc. (b)	268,050	4,232,510
Kimberly-Clark Corp.	629,814	69,858,969
Oil-Dri Corp. of America	2,105	75,906
Orchids Paper Products Co. (a)	12,438	133,087
Procter & Gamble Co.	4,537,547	356,288,190
Spectrum Brands Holdings, Inc. (a)	41,932	4,139,108
WD-40 Co. (a)	27,338	3,409,049
		606,468,681
Personal Products - 0.2%
Avon Products, Inc. (b)	750,697	1,974,333
Coty, Inc. Class A	845,306	16,331,312
Cyanotech Corp. (b)	2,300	11,960
Edgewell Personal Care Co. (a)(b)	95,191	4,773,829
elf Beauty, Inc. (a)(b)	35,801	660,170
Estee Lauder Companies, Inc. Class A	397,082	54,972,032
Herbalife Ltd. (a)(b)	106,702	9,827,254
Inter Parfums, Inc.	29,691	1,258,898
LifeVantage Corp. (b)	19,206	76,248
Mannatech, Inc.	599	8,506
MediFast, Inc.	36,423	2,323,423
Natural Health Trends Corp. (a)	11,452	199,608
Nature's Sunshine Products, Inc.	6,985	78,581
Nu Skin Enterprises, Inc. Class A	92,978	6,545,651
Revlon, Inc. (a)(b)	25,388	500,144
USANA Health Sciences, Inc. (b)	20,348	1,554,587
Veru, Inc. (b)	11,731	16,306
		101,112,842
Tobacco - 1.0%
22nd Century Group, Inc. (a)(b)	193,301	485,186
Alliance One International, Inc. (b)	8,945	178,453
Altria Group, Inc.	3,399,580	214,003,561
Philip Morris International, Inc.	2,767,037	286,526,681
Universal Corp.	48,780	2,397,537
Vector Group Ltd. (a)	198,591	3,979,764
		507,571,182

TOTAL CONSUMER STAPLES		3,374,954,030

ENERGY - 5.2%
Energy Equipment & Services - 0.8%
Archrock, Inc.	117,660	1,117,770
Aspen Aerogels, Inc. (b)	9,858	45,347
Baker Hughes, a GE Co. Class A	769,492	20,314,589
Basic Energy Services, Inc. (b)	42,877	693,750
Bristow Group, Inc. (a)	47,191	696,539
C&J Energy Services, Inc. (b)	129,736	3,113,664
Carbo Ceramics, Inc. (a)(b)	36,697	249,540
Core Laboratories NV (a)	76,525	7,879,014
Dawson Geophysical Co. (b)	19,081	105,136
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,445,085
Dril-Quip, Inc. (a)(b)	70,873	3,192,829
ENGlobal Corp. (b)	5,637	4,453
Ensco PLC Class A	738,074	3,277,049
Era Group, Inc. (b)	30,759	290,673
Exterran Corp. (b)	59,232	1,532,332
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	1,138,305
Forum Energy Technologies, Inc. (a)(b)	122,886	1,388,612
Frank's International NV (a)	90,617	473,927
Geospace Technologies Corp. (a)(b)	25,924	265,203
Gulf Island Fabrication, Inc.	17,861	147,353
Halliburton Co.	1,545,223	71,729,252
Helix Energy Solutions Group, Inc. (b)	241,675	1,440,383
Helmerich & Payne, Inc. (a)	187,432	12,098,736
Hornbeck Offshore Services, Inc. (b)	41,835	135,127
Independence Contract Drilling, Inc. (b)	45,769	189,941
ION Geophysical Corp. (b)	10,360	291,116
Key Energy Services, Inc. (b)	8,593	115,232
Mammoth Energy Services, Inc. (a)(b)	11,194	293,059
Matrix Service Co. (b)	47,813	683,726
McDermott International, Inc. (b)	550,049	4,015,358
Mitcham Industries, Inc. (b)	23,287	81,970
Nabors Industries Ltd.	544,293	3,521,576
National Oilwell Varco, Inc.	707,153	24,813,999
Natural Gas Services Group, Inc. (b)	21,602	537,890
NCS Multistage Holdings, Inc. (a)	41,493	606,628
Newpark Resources, Inc. (b)	153,002	1,262,267
Noble Corp. (a)(b)	421,660	1,636,041
Oceaneering International, Inc. (a)	170,909	3,141,307
Oil States International, Inc. (b)	89,813	2,209,400
Parker Drilling Co. (b)	180,331	162,298
Patterson-UTI Energy, Inc.	399,470	7,218,423
PHI, Inc. (non-vtg.) (b)	18,377	181,013
Pioneer Energy Services Corp. (b)	120,721	331,983
Profire Energy, Inc. (a)(b)	14,213	30,274
Ranger Energy Services, Inc. Class A	4,519	40,355
RigNet, Inc. (b)	15,376	206,038
Rowan Companies PLC (a)(b)	205,609	2,500,205
RPC, Inc. (a)	112,587	2,211,209
Schlumberger Ltd.	2,463,574	161,708,997
SEACOR Holdings, Inc. (b)	30,397	1,261,779
Smart Sand, Inc. (a)(b)	41,295	306,409
Solaris Oilfield Infrastructure, Inc. Class A	42,266	711,337
Superior Energy Services, Inc. (a)(b)	268,168	2,292,836
Synthesis Energy Systems, Inc. (a)(b)	17,261	44,879
TechnipFMC PLC	812,785	23,424,464
TETRA Technologies, Inc. (b)	186,418	676,697
Tidewater, Inc. (b)	55,017	1,376,525
Transocean Ltd. (United States) (a)(b)	745,357	6,790,202
U.S. Silica Holdings, Inc.	142,993	3,702,089
Unit Corp. (b)	95,665	1,832,941
Weatherford International PLC (a)(b)	1,832,295	4,818,936
Willbros Group, Inc. (b)	69,552	65,949
		398,070,016
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (b)	241,078	518,318
Adams Resources & Energy, Inc.	2,090	82,555
Aemetis, Inc. (b)	10,055	5,438
Amyris, Inc. (a)(b)	23,308	123,299
Anadarko Petroleum Corp.	968,693	55,254,249
Andeavor	257,277	23,057,165
Antero Resources Corp. (a)(b)	422,093	7,939,569
Apache Corp.	688,256	23,503,942
Approach Resources, Inc. (a)(b)	60,041	174,719
Arch Coal, Inc.	42,349	4,053,223
Barnwell Industries, Inc. (b)	2,847	5,609
Bill Barrett Corp. (b)	185,582	840,686
Bonanza Creek Energy, Inc.	37,069	1,039,044
Cabot Oil & Gas Corp.	829,554	20,042,025
California Resources Corp. (a)(b)	64,079	904,155
Callon Petroleum Co. (a)(b)	334,854	3,539,407
Camber Energy, Inc. (b)	376	33
Carrizo Oil & Gas, Inc. (a)(b)	129,850	1,824,393
Centennial Resource Development, Inc. Class A (a)(b)	293,522	5,600,400
Cheniere Energy, Inc. (b)	396,039	20,799,968
Chesapeake Energy Corp. (a)(b)	1,590,465	4,485,111
Chevron Corp.	3,383,664	378,699,675
Cimarex Energy Co.	170,015	16,336,741
Clean Energy Fuels Corp. (b)	207,470	288,383
Cloud Peak Energy, Inc. (b)	152,269	500,965
CNX Resources Corp. (b)	363,329	5,838,697
Comstock Resources, Inc. (a)(b)	24,083	164,728
Concho Resources, Inc. (b)	262,962	39,654,670
ConocoPhillips Co.	2,125,019	115,409,782
CONSOL Energy, Inc. (b)	45,416	1,439,233
Contango Oil & Gas Co. (b)	51,306	148,787
Continental Resources, Inc. (a)(b)	146,908	6,979,599
CVR Energy, Inc. (a)	23,933	708,895
Delek U.S. Holdings, Inc.	132,947	4,536,152
Denbury Resources, Inc. (a)(b)	776,911	1,701,435
Devon Energy Corp.	955,387	29,301,719
Diamondback Energy, Inc. (b)	170,639	21,268,445
Dorian Lpg Ltd. (b)	48,796	357,187
Earthstone Energy, Inc. (b)	37,545	345,414
Eclipse Resources Corp. (b)	169,538	272,956
Energen Corp. (b)	196,138	10,730,710
Energy XXI Gulf Coast, Inc.	77,532	407,043
EOG Resources, Inc.	1,036,351	105,106,718
EP Energy Corp. (a)(b)	91,298	137,860
EQT Corp.	438,857	22,078,896
Evolution Petroleum Corp.	53,534	430,949
Extraction Oil & Gas, Inc. (a)(b)	231,956	2,802,028
Exxon Mobil Corp.	7,552,064	571,993,327
Gastar Exploration, Inc. (a)(b)	285,601	193,209
Gener8 Maritime, Inc. (b)	186,799	1,036,734
Gevo, Inc. (a)(b)	7,805	3,524
Green Plains, Inc.	65,482	1,198,321
Gulfport Energy Corp. (a)(b)	275,383	2,671,215
Halcon Resources Corp. (a)(b)	292,167	1,767,610
Hallador Energy Co.	29,822	196,825
Hess Corp.	480,039	21,803,371
HollyFrontier Corp.	309,150	13,240,895
Houston American Energy Corp. (a)(b)	36,485	9,851
International Seaways, Inc. (b)	72,136	1,173,653
Isramco, Inc. (b)	123	12,903
Jagged Peak Energy, Inc. (a)(b)	69,960	860,508
Jones Energy, Inc. (a)	91,542	84,219
Kinder Morgan, Inc.	3,438,195	55,698,759
Kosmos Energy Ltd. (a)(b)	380,364	2,050,162
Laredo Petroleum, Inc. (a)(b)	240,236	2,015,580
Lilis Energy, Inc. (a)(b)	43,293	158,885
Lonestar Resources U.S., Inc. (b)	18,853	75,601
Marathon Oil Corp.	1,482,870	21,531,272
Marathon Petroleum Corp.	877,770	56,229,946
Matador Resources Co. (a)(b)	176,342	5,089,230
Midstates Petroleum Co., Inc. (b)	37,462	504,988
Murphy Oil Corp. (a)	294,440	7,464,054
NACCO Industries, Inc. Class A	7,854	323,585
Newfield Exploration Co. (b)	346,789	8,090,587
Nextdecade Corp. (b)	29,373	174,769
Noble Energy, Inc.	903,623	26,955,074
Northern Oil & Gas, Inc. (a)(b)	93,777	194,118
Oasis Petroleum, Inc. (b)	473,442	3,730,723
Occidental Petroleum Corp.	1,358,030	89,086,768
ONEOK, Inc.	728,810	41,053,867
Overseas Shipholding Group, Inc. (b)	80,103	141,782
Pacific Ethanol, Inc. (b)	51,285	210,269
Panhandle Royalty Co. Class A	32,305	576,644
Par Pacific Holdings, Inc. (b)	53,028	902,537
Parsley Energy, Inc. Class A (b)	426,877	10,791,451
PBF Energy, Inc. Class A	185,150	5,426,747
PDC Energy, Inc. (b)	114,514	6,015,420
Peabody Energy Corp.	204,690	8,332,930
Penn Virginia Corp. (b)	26,001	969,837
Petroquest Energy, Inc. (b)	17,737	25,009
Phillips 66 Co.	748,257	67,619,985
Pioneer Natural Resources Co.	305,075	51,932,917
QEP Resources, Inc. (b)	417,391	3,597,910
Range Resources Corp. (a)	384,238	5,106,523
Renewable Energy Group, Inc. (a)(b)	62,786	696,925
Resolute Energy Corp. (a)(b)	30,507	991,478
Rex American Resources Corp. (b)	9,008	727,126
Rex Energy Corp. (a)(b)	6,338	5,853
Ring Energy, Inc. (b)	84,537	1,147,167
RSP Permian, Inc. (b)	219,603	8,412,991
Sanchez Energy Corp. (a)(b)	110,256	323,050
SandRidge Energy, Inc. (a)(b)	53,660	754,460
SemGroup Corp. Class A	110,250	2,447,550
SilverBow Resources, Inc. (b)	9,186	255,095
SM Energy Co. (a)	179,312	3,288,582
Southwestern Energy Co. (b)	872,953	3,116,442
Src Energy, Inc. (b)	408,694	3,625,116
Stone Energy Corp.	44,486	1,346,146
Targa Resources Corp.	382,414	17,074,785
Tellurian, Inc. (a)(b)	102,357	893,577
Tengasco, Inc. (b)	1,261	846
The Williams Companies, Inc.	1,452,613	40,324,537
Torchlight Energy Resources, Inc. (a)(b)	48,218	55,933
TransAtlantic Petroleum Ltd. (b)	18,382	26,470
U.S. Energy Corp. (a)(b)	2,263	2,897
Ultra Petroleum Corp. (a)	342,191	1,262,685
Uranium Energy Corp. (a)(b)	246,510	320,463
VAALCO Energy, Inc. (b)	68,248	58,693
Valero Energy Corp.	775,198	70,093,403
Vertex Energy, Inc. (b)	17,824	16,220
W&T Offshore, Inc. (b)	151,259	588,398
Warrior Metropolitan Coal, Inc.	77,691	2,424,736
Westmoreland Coal Co. (a)(b)	31,012	13,059
Westwater Resources, Inc. (a)(b)	2,190	1,643
Whiting Petroleum Corp. (a)(b)	153,187	4,168,218
WildHorse Resource Development Corp. (a)(b)	44,975	763,676
World Fuel Services Corp.	116,948	2,672,262
WPX Energy, Inc. (b)	680,691	9,618,164
Zion Oil & Gas, Inc. (a)(b)	91,553	371,705
		2,215,655,420

TOTAL ENERGY		2,613,725,436

FINANCIALS - 15.3%
Banks - 6.9%
1st Source Corp.	33,223	1,638,558
Access National Corp.	21,459	599,779
ACNB Corp.	3,789	106,092
Allegiance Bancshares, Inc. (b)	20,938	798,785
American National Bankshares, Inc.	2,748	99,203
Ameris Bancorp	68,985	3,666,553
Ames National Corp.	2,652	70,411
Arrow Financial Corp.	17,457	562,988
Associated Banc-Corp.	292,694	7,229,542
Atlantic Capital Bancshares, Inc. (b)	43,769	757,204
Banc of California, Inc.	80,001	1,596,020
BancFirst Corp.	35,422	1,886,222
Bancorp, Inc., Delaware (b)	84,963	898,059
BancorpSouth Bank	160,679	5,061,389
Bank of America Corp.	17,253,192	553,827,463
Bank of Commerce Holdings	29,023	313,448
Bank of Hawaii Corp.	95,554	7,836,384
Bank of Marin Bancorp	8,356	552,749
Bank of the Ozarks, Inc.	240,055	11,976,344
BankUnited, Inc.	186,241	7,490,613
Banner Corp.	61,987	3,426,641
Bar Harbor Bankshares	27,763	752,377
Bay Bancorp, Inc. (b)	8,513	109,392
BB&T Corp.	1,417,774	77,056,017
BCB Bancorp, Inc.	17,750	271,575
Berkshire Hills Bancorp, Inc.	64,958	2,387,207
Blue Hills Bancorp, Inc.	49,471	996,841
BOK Financial Corp.	55,786	5,268,988
Boston Private Financial Holdings, Inc.	148,661	2,170,451
Bridge Bancorp, Inc.	53,457	1,774,772
Brookline Bancorp, Inc., Delaware	125,282	1,985,720
Bryn Mawr Bank Corp.	33,723	1,468,637
Byline Bancorp, Inc.	15,042	346,869
C & F Financial Corp.	1,992	92,329
Camden National Corp.	25,093	1,059,426
Capital City Bank Group, Inc.	7,146	171,504
Carolina Financial Corp.	30,727	1,192,515
Cathay General Bancorp	141,608	5,814,424
CBTX, Inc. (a)	4,374	120,766
Centerstate Banks of Florida, Inc.	112,474	3,063,792
Central Pacific Financial Corp.	46,756	1,303,090
Central Valley Community Bancorp	4,570	89,115
Century Bancorp, Inc. Class A (non-vtg.)	1,470	112,896
Chemical Financial Corp.	128,787	7,107,755
CIT Group, Inc.	249,047	13,211,943
Citigroup, Inc.	4,704,604	355,150,556
Citizens & Northern Corp.	8,777	196,517
Citizens Financial Group, Inc.	870,236	37,846,564
City Holding Co.	25,184	1,696,646
Civista Bancshares, Inc.	10,636	239,629
CNB Financial Corp., Pennsylvania	22,243	597,892
CoBiz, Inc.	59,813	1,134,054
Columbia Banking Systems, Inc.	123,059	5,141,405
Comerica, Inc.	314,699	30,595,037
Commerce Bancshares, Inc.	174,437	10,077,225
Community Bank System, Inc.	95,374	5,084,388
Community Bankers Trust Corp. (b)	24,176	200,661
Community Financial Corp.	3,879	144,532
Community Trust Bancorp, Inc.	30,823	1,340,801
ConnectOne Bancorp, Inc.	44,434	1,279,699
Cullen/Frost Bankers, Inc.	107,671	11,196,707
Customers Bancorp, Inc. (b)	47,427	1,391,508
CVB Financial Corp.	187,527	4,313,121
Eagle Bancorp, Inc. (b)	57,523	3,511,779
East West Bancorp, Inc.	249,361	16,345,614
Enterprise Bancorp, Inc.	15,551	485,036
Enterprise Financial Services Corp.	42,931	2,011,317
Equity Bancshares, Inc. (b)	15,823	584,502
Evans Bancorp, Inc.	6,302	271,616
Farmers & Merchants Bancorp, Inc.	18,588	687,756
Farmers Capital Bank Corp.	12,316	448,302
Farmers National Banc Corp.	66,489	897,602
FCB Financial Holdings, Inc. Class A (b)	80,361	4,311,368
Fidelity Southern Corp.	33,831	761,536
Fifth Third Bancorp	1,290,331	42,645,440
Financial Institutions, Inc.	20,978	644,025
First Bancorp, North Carolina	51,804	1,793,973
First Bancorp, Puerto Rico (b)	301,460	1,817,804
First Bancshares, Inc.	15,865	503,714
First Busey Corp.	77,279	2,291,322
First Business Finance Services, Inc.	3,936	94,661
First Citizen Bancshares, Inc.	16,689	6,794,092
First Commonwealth Financial Corp.	162,059	2,263,964
First Community Bancshares, Inc.	14,260	387,159
First Connecticut Bancorp, Inc.	13,599	340,655
First Financial Bancorp, Ohio	103,444	2,813,677
First Financial Bankshares, Inc. (a)	118,200	5,437,200
First Financial Corp., Indiana	17,277	741,183
First Financial Northwest, Inc.	2,197	34,757
First Foundation, Inc. (b)	55,932	1,021,318
First Hawaiian, Inc.	112,111	3,115,565
First Horizon National Corp.	537,239	10,234,403
First Internet Bancorp	13,171	498,522
First Interstate Bancsystem, Inc.	47,490	1,875,855
First Merchants Corp.	71,357	2,949,185
First Mid-Illinois Bancshares, Inc.	15,730	537,022
First Midwest Bancorp, Inc., Delaware	180,831	4,379,727
First Northwest Bancorp (b)	5,375	86,000
First of Long Island Corp.	37,824	1,030,704
First Republic Bank	279,150	25,905,120
First United Corp. (b)	3,395	58,564
Flushing Financial Corp.	47,044	1,256,075
FNB Corp., Pennsylvania	588,594	8,252,088
Franklin Financial Network, Inc. (b)	20,997	651,957
Fulton Financial Corp.	320,846	5,807,313
German American Bancorp, Inc.	33,825	1,120,622
Glacier Bancorp, Inc.	143,379	5,577,443
Great Southern Bancorp, Inc.	16,765	811,426
Great Western Bancorp, Inc.	113,857	4,655,613
Green Bancorp, Inc. (a)(b)	40,300	878,540
Guaranty Bancorp	49,165	1,349,579
Hancock Holding Co.	152,688	7,893,970
Hanmi Financial Corp.	52,514	1,604,303
HarborOne Bancorp, Inc. (b)	44,762	861,221
Heartland Financial U.S.A., Inc.	50,587	2,698,816
Heritage Commerce Corp.	59,915	945,459
Heritage Financial Corp., Washington	51,567	1,534,118
Hilltop Holdings, Inc.	136,474	3,317,683
Home Bancshares, Inc.	341,409	7,848,993
HomeTrust Bancshares, Inc. (b)	28,372	736,253
Hope Bancorp, Inc.	237,380	4,287,083
Horizon Bancorp Industries	38,142	1,079,419
Howard Bancorp, Inc. (b)	9,598	172,764
Huntington Bancshares, Inc.	1,891,662	29,699,093
IBERIABANK Corp.	90,251	7,292,281
Independent Bank Corp.	29,867	682,461
Independent Bank Corp., Massachusetts	50,102	3,477,079
Independent Bank Group, Inc.	29,760	2,089,152
International Bancshares Corp.	106,256	4,106,794
Investar Holding Corp.	8,384	204,150
Investors Bancorp, Inc.	516,646	6,974,721
JPMorgan Chase & Co.	6,174,126	713,111,553
KeyCorp	1,887,018	39,872,690
Lakeland Bancorp, Inc.	71,024	1,356,558
Lakeland Financial Corp.	43,110	1,953,314
LegacyTexas Financial Group, Inc.	83,607	3,502,297
Live Oak Bancshares, Inc.	47,360	1,236,096
M&T Bank Corp.	281,116	53,367,061
Macatawa Bank Corp.	22,839	225,878
MainSource Financial Group, Inc.	38,520	1,454,900
MB Financial, Inc.	144,722	5,935,049
MBT Financial Corp.	19,637	200,297
Mercantile Bank Corp.	25,655	849,181
Merchants Bancorp/IN	6,381	130,811
Midland States Bancorp, Inc.	9,812	307,606
Midsouth Bancorp, Inc.	23,289	291,113
MidWestOne Financial Group, Inc.	15,589	496,042
MutualFirst Financial, Inc.	20,181	720,462
National Bank Holdings Corp.	47,060	1,533,685
National Bankshares, Inc. (a)	5,803	231,250
National Commerce Corp. (b)	21,772	935,107
NBT Bancorp, Inc.	92,219	3,209,221
Nicolet Bankshares, Inc. (b)	9,989	540,105
Northeast Bancorp	10,393	228,126
Northrim Bancorp, Inc.	6,518	216,724
Norwood Financial Corp.	7,600	224,352
OFG Bancorp (a)	71,939	773,344
Ohio Valley Banc Corp.	3,608	141,253
Old Line Bancshares, Inc.	8,031	254,021
Old National Bancorp, Indiana	272,863	4,638,671
Old Point Financial Corp.	1,881	47,213
Old Second Bancorp, Inc.	36,720	504,900
Opus Bank	31,202	875,216
Orrstown Financial Services, Inc.	5,669	140,024
Pacific Mercantile Bancorp (b)	10,321	85,148
Pacific Premier Bancorp, Inc. (b)	71,645	3,012,672
PacWest Bancorp	249,776	13,023,321
Park National Corp.	26,938	2,721,277
PCSB Financial Corp.	61,717	1,184,349
Peapack-Gladstone Financial Corp.	27,837	918,064
Penns Woods Bancorp, Inc.	3,854	156,511
People's Utah Bancorp	31,031	941,791
Peoples Bancorp of North Carolina	4,241	118,112
Peoples Bancorp, Inc.	27,844	960,340
Peoples Financial Services Corp.	12,111	498,610
Peoples United Financial, Inc.	659,838	12,629,299
Pinnacle Financial Partners, Inc.	128,020	8,263,691
PNC Financial Services Group, Inc.	849,955	134,003,905
Popular, Inc.	183,067	7,690,645
Preferred Bank, Los Angeles	21,681	1,351,377
Premier Financial Bancorp, Inc.	4,507	79,413
Prosperity Bancshares, Inc.	133,535	10,015,125
QCR Holdings, Inc.	31,102	1,356,047
Regions Financial Corp.	2,110,816	40,970,939
Reliant Bancorp, Inc. (a)	8,584	204,213
Renasant Corp.	83,390	3,482,366
Republic Bancorp, Inc., Kentucky Class A	18,205	678,136
Republic First Bancorp, Inc. (a)(b)	116,122	981,231
S&T Bancorp, Inc.	72,150	2,847,039
Sandy Spring Bancorp, Inc.	55,116	2,136,296
Seacoast Banking Corp., Florida (b)	72,714	1,906,561
ServisFirst Bancshares, Inc.	88,788	3,565,726
Shore Bancshares, Inc.	6,745	114,800
Sierra Bancorp	11,641	302,899
Signature Bank (b)	99,740	14,580,991
Simmons First National Corp. Class A	139,572	3,970,823
SmartFinancial, Inc. (b)	7,194	156,973
South State Corp.	66,819	5,793,207
Southern First Bancshares, Inc. (b)	4,963	209,190
Southern National Bancorp of Virginia, Inc.	38,866	597,759
Southside Bancshares, Inc.	47,031	1,570,835
State Bank Financial Corp.	66,178	1,915,191
Sterling Bancorp	417,699	9,711,502
Stock Yards Bancorp, Inc.	30,796	1,080,940
Summit Financial Group, Inc.	7,690	184,176
SunTrust Banks, Inc.	861,829	60,190,137
SVB Financial Group (b)	96,352	23,989,721
Synovus Financial Corp.	230,632	11,370,158
TCF Financial Corp.	303,183	6,760,981
Texas Capital Bancshares, Inc. (b)	86,508	7,803,022
The First Bancorp, Inc.	17,759	478,783
Tompkins Financial Corp.	24,657	1,892,178
TowneBank	115,002	3,283,307
Trico Bancshares	37,499	1,400,588
TriState Capital Holdings, Inc. (b)	37,306	833,789
Triumph Bancorp, Inc. (b)	32,105	1,314,700
Trustmark Corp.	125,196	3,911,123
Two River Bancorp	3,500	59,990
U.S. Bancorp	2,824,836	153,558,085
UMB Financial Corp.	85,559	6,245,807
Umpqua Holdings Corp.	368,620	7,855,292
Union Bankshares Corp.	104,822	3,918,246
Union Bankshares, Inc.	1,824	93,571
United Bankshares, Inc., West Virginia (a)	191,327	6,792,109
United Community Bank, Inc.	132,387	4,092,082
United Security Bancshares, California	5,985	61,047
Unity Bancorp, Inc.	5,913	122,103
Univest Corp. of Pennsylvania	57,919	1,586,981
Valley National Bancorp	592,760	7,391,717
Veritex Holdings, Inc. (b)	31,035	861,532
Washington Trust Bancorp, Inc.	26,445	1,371,173
Webster Financial Corp.	163,732	8,936,493
Wells Fargo & Co.	7,895,137	461,154,952
WesBanco, Inc.	85,305	3,515,419
West Bancorp., Inc.	59,222	1,439,095
Westamerica Bancorp. (a)	50,684	2,903,686
Western Alliance Bancorp. (b)	173,471	10,141,115
Wintrust Financial Corp.	92,607	7,826,218
Zions Bancorporation	354,085	19,464,052
		3,442,523,160
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	100,052	18,945,847
Ameriprise Financial, Inc.	258,160	40,386,550
Arlington Asset Investment Corp. (a)	39,851	431,188
Artisan Partners Asset Management, Inc.	93,464	3,154,410
Ashford, Inc. (b)	1,254	124,083
Associated Capital Group, Inc.	6,083	209,864
B. Riley Financial, Inc. (a)	24,014	444,259
Bank of New York Mellon Corp.	1,816,595	103,600,413
BGC Partners, Inc. Class A	395,046	5,222,508
BlackRock, Inc. Class A	219,677	120,697,134
Brighthouse Financial, Inc.	167,673	9,099,614
Cboe Global Markets, Inc.	209,341	23,448,285
Charles Schwab Corp.	2,117,112	112,249,278
CME Group, Inc.	606,478	100,772,384
Cohen & Steers, Inc.	39,455	1,578,200
Cowen Group, Inc. Class A (a)(b)	42,436	608,957
Diamond Hill Investment Group, Inc.	5,350	1,096,911
E*TRADE Financial Corp. (b)	466,118	24,345,343
Eaton Vance Corp. (non-vtg.)	215,304	11,396,041
Evercore, Inc. Class A	86,895	8,085,580
FactSet Research Systems, Inc.	68,243	13,865,613
Federated Investors, Inc. Class B (non-vtg.) (a)	166,109	5,411,831
Financial Engines, Inc.	110,645	3,706,608
Franklin Resources, Inc.	580,185	22,435,754
Gain Capital Holdings, Inc. (a)	33,946	240,677
GAMCO Investors, Inc. Class A	6,083	163,024
Goldman Sachs Group, Inc.	621,663	163,453,853
Great Elm Capital Group, Inc. (b)	8,360	30,932
Greenhill & Co., Inc.	46,751	951,383
Hamilton Lane, Inc. Class A	48,843	1,706,574
Houlihan Lokey	45,634	2,118,330
Institutional Financial Markets, Inc.	688	7,238
Interactive Brokers Group, Inc.	119,445	8,289,483
IntercontinentalExchange, Inc.	1,037,103	75,791,487
INTL FCStone, Inc. (b)	23,975	950,609
Invesco Ltd.	712,513	23,185,173
Investment Technology Group, Inc.	55,680	1,103,578
Janus Henderson Group PLC	330,000	11,662,200
Ladenburg Thalmann Financial Services, Inc.	146,974	490,893
Lazard Ltd. Class A	239,535	12,927,704
Legg Mason, Inc.	154,159	6,152,486
LPL Financial	183,282	11,779,534
Manning & Napier, Inc. Class A	21,800	65,400
MarketAxess Holdings, Inc.	66,734	13,506,962
Moelis & Co. Class A	54,806	2,781,405
Moody's Corp.	299,863	50,041,137
Morgan Stanley	2,471,769	138,468,499
Morningstar, Inc.	35,957	3,360,182
MSCI, Inc.	162,901	23,053,750
Northern Trust Corp.	383,716	40,624,013
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	359,673
Piper Jaffray Companies	27,505	2,296,668
PJT Partners, Inc.	43,421	2,075,958
Pzena Investment Management, Inc.	4,972	54,095
Raymond James Financial, Inc.	235,353	21,819,577
S&P Global, Inc.	453,957	87,068,953
Safeguard Scientifics, Inc. (b)	26,745	326,289
SEI Investments Co.	229,425	16,709,023
Silvercrest Asset Management Group Class A	6,008	90,721
State Street Corp.	660,001	70,059,106
Stifel Financial Corp.	118,002	7,536,788
T. Rowe Price Group, Inc.	431,192	48,250,385
TD Ameritrade Holding Corp.	484,165	27,839,488
The NASDAQ OMX Group, Inc.	201,312	16,255,944
TheStreet.com, Inc. (b)	3,696	4,509
U.S. Global Investments, Inc. Class A (a)	7,637	25,966
Vector Capital Corp. rights (b)(c)	4,280	0
Virtu Financial, Inc. Class A (a)	77,143	2,291,147
Virtus Investment Partners, Inc.	10,135	1,247,112
Waddell & Reed Financial, Inc. Class A (a)	156,809	3,136,180
Westwood Holdings Group, Inc.	10,927	593,773
WisdomTree Investments, Inc. (a)	190,333	1,829,100
		1,534,093,616
Consumer Finance - 0.8%
Ally Financial, Inc.	799,706	22,311,797
American Express Co.	1,274,006	124,228,325
Asta Funding, Inc. (b)	4,468	43,786
Atlanticus Holdings Corp. (b)	35,598	78,316
Capital One Financial Corp.	869,805	85,180,004
Consumer Portfolio Services, Inc. (b)	11,930	45,215
Credit Acceptance Corp. (a)(b)	21,395	6,732,793
Discover Financial Services	653,137	51,486,790
Elevate Credit, Inc.	13,402	95,690
Encore Capital Group, Inc. (a)(b)	44,570	1,907,596
Enova International, Inc. (b)	64,170	1,411,740
EZCORP, Inc. (non-vtg.) Class A (a)(b)	86,606	1,125,878
First Cash Financial Services, Inc.	90,535	6,672,430
Green Dot Corp. Class A (b)	82,312	5,360,981
Imperial Holdings, Inc. warrants 4/11/19 (b)	1,880	0
LendingClub Corp. (b)	672,404	2,118,073
Navient Corp.	480,094	6,222,018
Nelnet, Inc. Class A	36,382	2,013,380
Nicholas Financial, Inc. (b)	5,705	50,946
OneMain Holdings, Inc. (b)	133,837	4,103,442
PRA Group, Inc. (a)(b)	79,585	3,048,106
Regional Management Corp. (b)	12,187	364,635
Santander Consumer U.S.A. Holdings, Inc.	199,933	3,268,905
SLM Corp. (b)	803,335	8,764,385
Synchrony Financial	1,327,872	48,321,262
World Acceptance Corp. (a)(b)	10,919	1,174,011
		386,130,504
Diversified Financial Services - 1.5%
Acushnet Holdings Corp. (a)	81,949	1,736,499
Alteryx, Inc. (a)	48,068	1,643,445
At Home Group, Inc. (a)(b)	11,583	342,741
Berkshire Hathaway, Inc. Class B (b)	3,416,712	707,942,726
Cannae Holdings, Inc. (b)	119,032	2,187,808
Cotiviti Holdings, Inc. (b)	64,469	2,160,356
Donnelley Financial Solutions, Inc. (b)	58,021	1,004,344
FB Financial Corp. (b)	19,661	777,199
Granite Point Mortgage Trust, Inc. (a)	74,859	1,261,374
Leucadia National Corp.	564,714	13,547,489
Marlin Business Services Corp.	13,319	343,630
On Deck Capital, Inc. (b)	61,562	319,507
Sachem Capital Corp.	200	684
Senseonics Holdings, Inc. (a)(b)	90,488	261,510
Tiptree, Inc.	33,155	190,641
Varex Imaging Corp. (a)(b)	67,867	2,367,880
Voya Financial, Inc.	328,653	16,767,876
		752,855,709
Insurance - 2.7%
AFLAC, Inc.	690,530	61,374,306
Alleghany Corp.	29,171	17,682,002
Allstate Corp.	633,395	58,437,023
AMBAC Financial Group, Inc. (b)	77,952	1,180,973
American Equity Investment Life Holding Co.	151,614	4,640,905
American Financial Group, Inc.	124,528	14,046,758
American International Group, Inc.	1,591,681	91,266,989
American National Insurance Co.	20,619	2,410,361
Amerisafe, Inc.	34,393	1,926,008
AmTrust Financial Services, Inc. (a)	184,814	2,212,224
Aon PLC	440,852	61,860,353
Arch Capital Group Ltd. (b)	231,967	20,468,768
Argo Group International Holdings, Ltd.	52,927	3,082,998
Arthur J. Gallagher & Co.	313,018	21,632,674
Aspen Insurance Holdings Ltd.	111,432	4,056,125
Assurant, Inc.	94,584	8,084,094
Assured Guaranty Ltd.	219,846	7,602,275
Athene Holding Ltd. (b)	148,209	6,996,947
Atlas Financial Holdings, Inc. (b)	9,356	164,198
Axis Capital Holdings Ltd.	153,356	7,566,585
Baldwin & Lyons, Inc. Class B	11,829	267,927
Brown & Brown, Inc.	204,333	10,756,089
Chubb Ltd.	824,941	117,075,627
Cincinnati Financial Corp.	278,941	20,806,209
Citizens, Inc. Class A (a)(b)	62,312	426,837
CNA Financial Corp.	65,156	3,326,865
CNO Financial Group, Inc.	290,469	6,547,171
Crawford & Co. Class B	31,537	282,887
Donegal Group, Inc. Class A	8,008	126,606
eHealth, Inc. (b)	26,343	429,127
EMC Insurance Group	8,724	227,696
Employers Holdings, Inc.	59,823	2,342,070
Enstar Group Ltd. (b)	18,704	3,703,392
Erie Indemnity Co. Class A	40,854	4,725,582
Everest Re Group Ltd.	73,791	17,727,550
FBL Financial Group, Inc. Class A	16,450	1,067,605
Federated National Holding Co.	19,431	300,209
First Acceptance Corp. (b)	4,055	4,136
First American Financial Corp.	199,779	11,593,175
FNF Group	485,332	19,379,307
Genworth Financial, Inc. Class A (b)	956,877	2,602,705
Global Indemnity Ltd.	13,709	507,233
Greenlight Capital Re, Ltd. (b)	42,022	689,161
Hallmark Financial Services, Inc. (b)	10,337	101,613
Hanover Insurance Group, Inc.	74,612	8,051,381
Hartford Financial Services Group, Inc.	624,209	32,989,446
HCI Group, Inc. (a)	13,167	455,973
Health Insurance Innovations, Inc. (a)(b)	22,858	713,170
Heritage Insurance Holdings, Inc. (a)	60,181	1,003,819
Horace Mann Educators Corp.	74,869	3,080,859
Independence Holding Co.	16,014	456,399
Infinity Property & Casualty Corp.	20,622	2,432,365
Investors Title Co.	1,086	209,055
James River Group Holdings Ltd.	48,336	1,581,071
Kemper Corp.	85,524	4,823,554
Kingstone Companies, Inc.	9,045	172,760
Kinsale Capital Group, Inc.	33,893	1,660,757
Lincoln National Corp.	381,053	29,024,807
Loews Corp.	488,564	24,100,862
Maiden Holdings Ltd.	125,108	750,648
Markel Corp. (b)	24,852	27,635,424
Marsh & McLennan Companies, Inc.	902,556	74,930,199
MBIA, Inc. (a)(b)	228,577	1,826,330
Mercury General Corp.	75,263	3,435,003
MetLife, Inc.	1,875,342	86,622,047
National General Holdings Corp.	106,900	2,456,562
National Western Life Group, Inc.	3,602	1,098,610
Navigators Group, Inc.	43,776	2,359,526
NI Holdings, Inc.	11,972	192,869
Old Republic International Corp.	448,152	8,976,485
Primerica, Inc.	78,573	7,660,868
Principal Financial Group, Inc.	477,159	29,741,320
ProAssurance Corp.	109,792	5,248,058
Progressive Corp.	1,028,543	59,223,506
Prudential Financial, Inc.	752,136	79,967,100
Reinsurance Group of America, Inc.	113,457	17,448,552
RenaissanceRe Holdings Ltd.	73,938	9,484,767
RLI Corp.	76,037	4,623,050
Safety Insurance Group, Inc.	27,828	1,985,528
Selective Insurance Group, Inc.	108,704	6,179,822
State Auto Financial Corp.	23,497	648,047
Stewart Information Services Corp.	39,769	1,595,930
The Travelers Companies, Inc.	482,280	67,036,920
Third Point Reinsurance Ltd. (b)	151,089	2,100,137
Torchmark Corp.	190,445	16,258,290
Trupanion, Inc. (a)(b)	32,968	976,842
United Fire Group, Inc.	36,055	1,603,726
United Insurance Holdings Corp.	29,576	578,211
Universal Insurance Holdings, Inc.	52,834	1,548,036
Unum Group	398,123	20,288,348
Validus Holdings Ltd.	153,622	10,390,992
W.R. Berkley Corp.	176,033	12,037,137
White Mountains Insurance Group Ltd.	8,265	6,668,615
Willis Group Holdings PLC	233,572	36,881,019
WMI Holdings Corp. (b)	391,046	504,449
XL Group Ltd.	452,595	19,149,294
		1,362,577,890
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	38,728	633,590
AGNC Investment Corp.	704,418	12,637,259
American Capital Mortgage Investment Corp.	77,847	1,323,399
Annaly Capital Management, Inc.	2,041,014	20,471,370
Anworth Mortgage Asset Corp.	251,516	1,146,913
Apollo Commercial Real Estate Finance, Inc. (a)	157,668	2,879,018
Arbor Realty Trust, Inc.	80,640	690,278
Ares Commercial Real Estate Corp.	39,618	488,094
Armour Residential REIT, Inc.	61,211	1,311,140
Blackstone Mortgage Trust, Inc. (a)	177,482	5,510,816
Capstead Mortgage Corp.	189,470	1,582,075
Cherry Hill Mortgage Investment Corp.	12,023	193,811
Chimera Investment Corp.	351,948	5,898,648
CYS Investments, Inc.	308,884	1,952,147
Dynex Capital, Inc.	68,104	409,986
Ellington Residential Mortgage REIT	15,540	164,724
Five Oaks Investment Corp.	6,106	19,722
Great Ajax Corp.	14,698	190,780
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	96,779	1,703,310
Invesco Mortgage Capital, Inc.	180,605	2,775,899
KKR Real Estate Finance Trust, Inc. (a)	46,076	903,090
Ladder Capital Corp. Class A	150,953	2,229,576
MFA Financial, Inc.	709,807	5,053,826
New Residential Investment Corp.	591,562	9,541,895
New York Mortgage Trust, Inc. (a)	227,021	1,250,886
Orchid Island Capital, Inc. (a)	73,768	530,392
Owens Realty Mortgage, Inc.	54,252	767,666
PennyMac Mortgage Investment Trust	137,871	2,298,310
Redwood Trust, Inc.	147,922	2,167,057
Resource Capital Corp. (a)	40,594	352,762
Starwood Property Trust, Inc.	494,344	10,010,466
Two Harbors Investment Corp.	324,272	4,763,556
Western Asset Mortgage Capital Corp. (a)	88,849	783,648
ZAIS Financial Corp.	18,554	256,045
		102,892,154
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	632,584
Thrifts & Mortgage Finance - 0.2%
Atlantic Coast Financial Corp. (b)	165,307	1,710,927
BankFinancial Corp.	19,300	309,379
Bear State Financial, Inc.	13,571	139,238
Beneficial Bancorp, Inc.	178,014	2,670,210
BofI Holding, Inc. (a)(b)	104,951	3,903,128
BSB Bancorp, Inc. (b)	6,958	201,782
Capitol Federal Financial, Inc.	280,441	3,502,708
Charter Financial Corp.	26,857	533,111
Clifton Bancorp, Inc.	32,703	504,280
Dime Community Bancshares, Inc.	51,879	933,822
Entegra Financial Corp. (b)	3,030	85,143
ESSA Bancorp, Inc.	4,298	62,622
Essent Group Ltd. (b)	146,912	6,624,262
Farmer Mac Class C (non-vtg.)	17,857	1,358,203
First Defiance Financial Corp.	13,178	701,201
Flagstar Bancorp, Inc. (b)	37,206	1,311,884
FS Bancorp, Inc.	3,111	168,927
Hingham Institution for Savings	2,103	420,621
Home Bancorp, Inc.	7,195	298,593
HomeStreet, Inc. (b)	54,010	1,550,087
Impac Mortgage Holdings, Inc. (a)(b)	22,924	204,024
Kearny Financial Corp.	157,909	2,052,817
Lendingtree, Inc. (a)(b)	13,423	4,677,916
Malvern Bancorp, Inc. (b)	6,089	145,223
Meridian Bancorp, Inc. Maryland	112,706	2,259,755
Meta Financial Group, Inc.	16,728	1,796,587
MGIC Investment Corp. (b)	655,087	9,033,650
Nationstar Mortgage Holdings, Inc. (a)(b)	63,329	1,084,192
New York Community Bancorp, Inc.	878,574	11,966,178
NMI Holdings, Inc. (b)	95,441	1,894,504
Northfield Bancorp, Inc.	77,835	1,207,999
Northwest Bancshares, Inc.	218,925	3,592,559
OceanFirst Financial Corp.	74,436	1,926,404
Ocwen Financial Corp. (a)(b)	179,422	653,096
Oritani Financial Corp.	122,108	1,904,885
PennyMac Financial Services, Inc. (b)	35,269	821,768
PHH Corp. (b)	94,843	1,003,439
Poage Bankshares, Inc.	2,365	45,053
Provident Financial Holdings, Inc.	3,066	55,863
Provident Financial Services, Inc.	124,224	3,090,693
Radian Group, Inc.	389,840	7,999,517
Riverview Bancorp, Inc.	6,875	59,400
Security National Financial Corp. Class A	12,342	62,327
SI Financial Group, Inc.	3,746	53,942
Southern Missouri Bancorp, Inc.	5,377	181,850
Territorial Bancorp, Inc.	13,244	395,598
TFS Financial Corp.	190,147	2,787,555
Timberland Bancorp, Inc.	5,034	143,721
Trustco Bank Corp., New York	154,057	1,309,485
United Community Financial Corp.	43,226	399,408
United Financial Bancorp, Inc. New	84,987	1,325,797
Walker & Dunlop, Inc.	49,313	2,383,297
Washington Federal, Inc.	157,606	5,468,928
Waterstone Financial, Inc.	41,772	718,478
Westfield Financial, Inc.	33,310	331,435
WSFS Financial Corp.	55,306	2,638,096
		102,665,567

TOTAL FINANCIALS		7,684,371,184

HEALTH CARE - 13.4%
Biotechnology - 3.2%
AbbVie, Inc.	2,840,341	328,996,698
Abeona Therapeutics, Inc. (a)(b)	62,198	861,442
ACADIA Pharmaceuticals, Inc. (a)(b)	184,318	4,592,283
Acceleron Pharma, Inc. (b)	65,396	2,742,054
Achaogen, Inc. (a)(b)	54,118	564,451
Achillion Pharmaceuticals, Inc. (b)	199,588	648,661
Acorda Therapeutics, Inc. (a)(b)	83,616	1,985,880
Actinium Pharmaceuticals, Inc. (b)	38,656	16,622
Actinium Pharmaceuticals, Inc. rights 3/2/18 (b)	38,656	0
Adamas Pharmaceuticals, Inc. (a)(b)	32,378	791,642
Aduro Biotech, Inc. (a)(b)	43,288	270,550
Advaxis, Inc. (a)(b)	48,573	90,346
Adverum Biotechnologies, Inc. (b)	47,524	329,104
Aevi Genomic Medicine, Inc. (b)	41,669	79,171
Agenus, Inc. (a)(b)	138,167	744,720
Agios Pharmaceuticals, Inc. (a)(b)	84,674	6,806,943
Aimmune Therapeutics, Inc. (b)	39,537	1,284,953
Akebia Therapeutics, Inc. (b)	89,194	1,275,474
Albireo Pharma, Inc. (b)	12,458	421,080
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,508,136
Aldeyra Therapeutics, Inc. (b)	18,140	149,655
Alexion Pharmaceuticals, Inc. (b)	395,371	46,436,324
Alkermes PLC (a)(b)	275,487	15,724,798
Alnylam Pharmaceuticals, Inc. (b)	146,046	17,548,887
Alpine Immune Sciences, Inc. (b)	12,084	106,218
Altimmune, Inc. (a)	5,138	8,118
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,152,361
Amgen, Inc.	1,289,837	237,033,345
Amicus Therapeutics, Inc. (a)(b)	319,110	4,390,954
AnaptysBio, Inc. (b)	24,919	3,059,056
Anavex Life Sciences Corp. (b)	58,538	138,150
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	15,626
Apellis Pharmaceuticals, Inc. (b)	66,063	1,210,935
Applied Genetic Technologies Corp. (b)	14,097	54,273
Aptevo Therapeutics, Inc. (b)	19,070	60,452
AquaBounty Technologies, Inc. (a)(b)	1,372	3,348
Aquinox Pharmaceuticals, Inc. (b)	27,880	403,981
Ardelyx, Inc. (b)	45,094	242,380
Arena Pharmaceuticals, Inc. (b)	64,716	2,509,039
Argos Therapeutics, Inc. (a)(b)	988	1,275
ArQule, Inc. (b)	65,290	109,034
Array BioPharma, Inc. (b)	377,912	6,545,436
Arrowhead Pharmaceuticals, Inc. (b)	223,439	1,447,885
Asterias Biotherapeutics, Inc. (a)(b)	24,436	52,537
Atara Biotherapeutics, Inc. (a)(b)	57,948	2,232,447
Athersys, Inc. (a)(b)	185,212	253,740
aTyr Pharma, Inc. (b)	6,529	19,261
Audentes Therapeutics, Inc. (a)(b)	45,264	1,524,944
AVEO Pharmaceuticals, Inc. (b)	164,980	471,843
Avid Bioservices, Inc. (a)(b)	55,462	136,437
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	249,769
Biocept, Inc. (a)(b)	7,092	2,482
BioCryst Pharmaceuticals, Inc. (a)(b)	155,643	773,546
Biogen, Inc. (b)	375,785	108,598,107
Biohaven Pharmaceutical Holding Co. Ltd.	57,394	1,945,083
BioMarin Pharmaceutical, Inc. (b)	316,105	25,658,243
Biospecifics Technologies Corp. (b)	19,816	802,548
BioTime, Inc. (a)(b)	346,441	907,675
Bioverativ, Inc. (b)	198,019	20,728,629
bluebird bio, Inc. (a)(b)	86,019	17,289,819
Blueprint Medicines Corp. (b)	68,023	5,888,071
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	47,266
Calithera Biosciences, Inc. (b)	45,690	351,813
Calyxt, Inc. (a)	10,855	199,406
Cancer Genetics, Inc. (a)(b)	9,725	16,533
Capricor Therapeutics, Inc. (a)(b)	23,875	43,453
Cara Therapeutics, Inc. (a)(b)	41,713	583,148
CareDx, Inc. (b)	24,292	141,379
Cascadian Therapeutics, Inc. (b)	116,607	1,162,572
CASI Pharmaceuticals, Inc. (b)	56,460	195,352
Catalyst Biosciences, Inc. (b)	17,969	454,616
Catalyst Pharmaceutical Partners, Inc. (b)	206,783	659,638
Cel-Sci Corp. (a)(b)	3,253	5,823
Celgene Corp. (b)	1,398,303	121,820,157
Celldex Therapeutics, Inc. (a)(b)	215,095	483,964
Cellular Biomedicine Group, Inc. (a)(b)	8,068	123,844
Celsion Corp. (a)(b)	762	1,631
ChemoCentryx, Inc. (b)	36,062	350,523
Chiasma, Inc. (a)(b)	8,745	13,555
Chimerix, Inc. (b)	63,824	310,185
Cidara Therapeutics, Inc. (a)(b)	2,782	18,639
Cleveland Biolabs, Inc. (a)(b)	1,776	6,269
Clovis Oncology, Inc. (a)(b)	83,622	4,855,930
Coherus BioSciences, Inc. (a)(b)	71,178	704,662
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	190,024
Concert Pharmaceuticals, Inc. (b)	25,754	563,498
Corbus Pharmaceuticals Holdings, Inc. (b)	68,638	507,921
Corvus Pharmaceuticals, Inc. (b)	10,405	85,217
CTI BioPharma Corp. (b)	19,153	76,995
Curis, Inc. (b)	179,000	88,605
Cyclacel Pharmaceuticals, Inc. (a)(b)	960	1,469
Cytokinetics, Inc. (b)	76,663	594,138
CytomX Therapeutics, Inc. (b)	55,930	1,661,680
Cytori Therapeutics, Inc. (b)	10,777	3,717
CytRx Corp. (a)(b)	40,644	63,405
Deciphera Pharmaceuticals, Inc. (b)	58,947	1,474,854
Dicerna Pharmaceuticals, Inc. (b)	41,758	532,832
Dyax Corp. rights 12/31/19 (b)(c)	200,675	694,336
Dynavax Technologies Corp. (a)(b)	88,051	1,422,024
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	836,149
Edge Therapeutics, Inc. (a)(b)	50,398	758,490
Editas Medicine, Inc. (a)(b)	65,587	2,403,108
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	9,851
Eleven Biotherapeutics, Inc. (a)(b)	6,105	5,800
Emergent BioSolutions, Inc. (b)	56,205	2,793,389
Enanta Pharmaceuticals, Inc. (b)	25,666	2,017,861
Epizyme, Inc. (a)(b)	85,772	1,518,164
Esperion Therapeutics, Inc. (a)(b)	35,029	2,816,682
Exact Sciences Corp. (a)(b)	206,961	9,232,530
Exelixis, Inc. (b)	513,354	13,244,533
Fate Therapeutics, Inc. (a)(b)	88,933	1,001,386
Fibrocell Science, Inc. (b)	12,960	7,192
FibroGen, Inc. (b)	150,576	8,296,738
Five Prime Therapeutics, Inc. (a)(b)	76,988	1,636,765
Flexion Therapeutics, Inc. (a)(b)	59,552	1,510,239
Fortress Biotech, Inc. (a)(b)	43,908	187,048
Foundation Medicine, Inc. (a)(b)	24,382	2,017,611
Galectin Therapeutics, Inc. (b)	56,076	230,472
Genocea Biosciences, Inc. (b)	32,032	32,032
Genomic Health, Inc. (b)	30,953	990,496
GenVec, Inc. rights (c)	814	0
Geron Corp. (a)(b)	277,780	641,672
Gilead Sciences, Inc.	2,333,088	183,684,018
Global Blood Therapeutics, Inc. (a)(b)	72,122	4,229,955
GlycoMimetics, Inc. (a)(b)	35,771	823,091
GTx, Inc. (b)	1,962	31,412
Halozyme Therapeutics, Inc. (a)(b)	222,904	4,382,293
Heat Biologics, Inc. (b)	313	789
Hemispherx Biopharma, Inc. (a)(b)	10,898	5,449
Heron Therapeutics, Inc. (a)(b)	88,956	1,810,255
iBio, Inc. (b)	40,361	7,911
Idera Pharmaceuticals, Inc. (a)(b)	224,816	397,924
Immune Design Corp. (a)(b)	68,872	199,729
Immune Pharmaceuticals, Inc. (a)(b)	7,141	2,337
ImmunoCellular Therapeutics Ltd. (b)	1,048	269
ImmunoGen, Inc. (a)(b)	188,230	2,091,235
Immunomedics, Inc. (a)(b)	187,186	3,165,315
Incyte Corp. (b)	316,213	26,928,699
Infinity Pharmaceuticals, Inc. (a)(b)	64,535	121,326
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	630,215
Insmed, Inc. (b)	145,963	3,533,764
Insys Therapeutics, Inc. (a)(b)	45,156	329,187
Intellia Therapeutics, Inc. (b)	43,137	1,125,876
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	1,777,923
Intrexon Corp. (a)(b)	110,181	1,434,557
Invitae Corp. (a)(b)	60,878	401,186
Ionis Pharmaceuticals, Inc. (a)(b)	221,693	11,709,824
Iovance Biotherapeutics, Inc. (b)	139,395	2,418,503
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	251,581	3,572,450
IsoRay, Inc. (b)	57,047	24,062
Jounce Therapeutics, Inc. (b)	10,322	217,588
Juno Therapeutics, Inc. (b)	153,679	13,334,727
Kadmon Holdings, Inc. (b)	130,341	470,531
Kalvista Pharmaceuticals, Inc. (a)(b)	508	5,278
Karyopharm Therapeutics, Inc. (b)	46,345	684,516
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	808,951
Kindred Biosciences, Inc. (b)	41,075	365,568
Kura Oncology, Inc. (b)	30,312	685,051
La Jolla Pharmaceutical Co. (a)(b)	28,865	896,547
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	594,659
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	5,524,695
Loxo Oncology, Inc. (a)(b)	39,398	4,381,846
Macrogenics, Inc. (b)	52,348	1,313,411
Madrigal Pharmaceuticals, Inc. (a)(b)	9,659	1,217,420
MannKind Corp. (a)(b)	151,177	442,949
Matinas BioPharma Holdings, Inc. (b)	91,988	90,995
MediciNova, Inc. (a)(b)	49,791	520,316
MEI Pharma, Inc. (b)	62,189	137,749
Merrimack Pharmaceuticals, Inc. (a)	22,287	247,609
MiMedx Group, Inc. (a)(b)	170,113	1,206,101
Minerva Neurosciences, Inc. (b)	51,124	268,401
Miragen Therapeutics, Inc. (b)	4,896	27,173
Mirati Therapeutics, Inc. (b)	52,200	1,417,230
Molecular Templates, Inc. (b)	11,026	102,321
Moleculin Biotech, Inc. (a)(b)	26,702	53,137
Momenta Pharmaceuticals, Inc. (b)	130,971	2,233,056
Myriad Genetics, Inc. (b)	130,338	4,225,558
NanoViricides, Inc. (b)	32,620	30,010
NantKwest, Inc. (a)(b)	76,001	337,444
Natera, Inc. (a)(b)	66,582	599,238
Navidea Biopharmaceuticals, Inc. (b)	148,549	56,256
Neuralstem, Inc. (a)(b)	8,195	12,374
Neurocrine Biosciences, Inc. (a)(b)	154,025	13,004,331
NewLink Genetics Corp. (a)(b)	41,496	297,941
Novavax, Inc. (a)(b)	677,219	1,469,565
Ohr Pharmaceutical, Inc. (a)(b)	32,314	7,933
OncoCyte Corp. (a)(b)	3,324	10,969
OncoGenex Pharmaceuticals, Inc. (a)(b)	960	1,229
OncoMed Pharmaceuticals, Inc. (b)	27,577	64,254
Onconova Therapeutics, Inc. (b)	624	680
Ophthotech Corp. (b)	50,366	136,492
Opko Health, Inc. (a)(b)	617,855	2,094,528
Oragenics, Inc. (a)(b)	998	1,727
Organovo Holdings, Inc. (a)(b)	337,362	340,736
Otonomy, Inc. (b)	38,289	227,820
OvaScience, Inc. (a)(b)	60,110	57,086
Palatin Technologies, Inc. (b)	204,858	191,337
PDL BioPharma, Inc. (a)(b)	309,517	742,841
Pfenex, Inc. (b)	21,045	81,444
Polarityte, Inc. (a)(b)	5,861	106,084
Portola Pharmaceuticals, Inc. (b)	116,085	4,912,717
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	792,275
Protagonist Therapeutics, Inc. (b)	52,263	885,858
Proteon Therapeutics, Inc. (b)	5,515	12,409
Proteostasis Therapeutics, Inc. (b)	55,664	166,435
Prothena Corp. PLC (a)(b)	67,107	2,260,835
PTC Therapeutics, Inc. (b)	53,763	1,384,397
Puma Biotechnology, Inc. (a)(b)	52,709	3,444,533
Ra Pharmaceuticals, Inc. (b)	9,916	63,264
Radius Health, Inc. (a)(b)	76,029	2,895,945
Recro Pharma, Inc. (b)	20,797	187,381
Regeneron Pharmaceuticals, Inc. (b)	138,436	44,360,432
REGENXBIO, Inc. (b)	45,270	1,287,932
Regulus Therapeutics, Inc. (a)(b)	85,834	95,276
Repligen Corp. (a)(b)	69,352	2,378,080
Retrophin, Inc. (b)	70,101	1,753,927
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	67,677
Rigel Pharmaceuticals, Inc. (b)	252,476	949,310
Riot Blockchain, Inc. (a)	17,742	187,710
Rocket Pharmaceuticals, Inc. (b)	29,667	503,746
Sage Therapeutics, Inc. (b)	81,106	13,087,264
Sangamo Therapeutics, Inc. (a)(b)	153,345	3,672,613
Sarepta Therapeutics, Inc. (a)(b)	103,983	6,527,013
Savara, Inc. (b)	38,371	426,686
Seattle Genetics, Inc. (a)(b)	195,988	10,583,352
Selecta Biosciences, Inc. (a)(b)	13,681	125,318
Sellas Life Sciences Group, Inc. (b)	425	2,083
Seres Therapeutics, Inc. (a)(b)	32,924	312,778
Sienna Biopharmaceuticals, Inc.	4,913	77,036
Sorrento Therapeutics, Inc. (a)(b)	134,335	1,336,633
Spark Therapeutics, Inc. (a)(b)	52,137	2,977,023
Spectrum Pharmaceuticals, Inc. (a)(b)	156,974	3,376,511
Spring Bank Pharmaceuticals, Inc. (a)(b)	9,145	117,056
Stemline Therapeutics, Inc. (b)	50,071	858,718
Sunesis Pharmaceuticals, Inc. (a)(b)	5,440	36,992
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	299,323
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	700,991
Synthetic Biologics, Inc. (a)(b)	84,770	30,517
Syros Pharmaceuticals, Inc. (a)(b)	16,253	171,307
T2 Biosystems, Inc. (b)	38,996	204,729
Tenax Therapeutics, Inc. (b)	68	316
TESARO, Inc. (a)(b)	70,613	3,899,956
TG Therapeutics, Inc. (a)(b)	86,621	1,212,694
Tocagen, Inc. (a)	8,584	93,566
TONIX Pharmaceuticals Holding (b)	1,717	6,044
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	9,147
Trevena, Inc. (a)(b)	130,021	232,738
Trovagene, Inc. (b)	33,847	10,300
Ultragenyx Pharmaceutical, Inc. (a)(b)	73,571	3,517,430
United Therapeutics Corp. (b)	76,764	8,893,109
Vanda Pharmaceuticals, Inc. (b)	83,623	1,576,294
Vaxart, Inc. (b)	4,190	23,380
Veracyte, Inc. (b)	15,721	94,640
Verastem, Inc. (a)(b)	47,048	143,967
Vericel Corp. (b)	55,972	447,776
Versartis, Inc. (b)	37,706	60,330
Vertex Pharmaceuticals, Inc. (b)	449,075	74,559,922
Vical, Inc. (a)(b)	6,566	10,046
Viking Therapeutics, Inc. (a)(b)	45,570	285,268
Vital Therapies, Inc. (a)(b)	39,707	212,432
Voyager Therapeutics, Inc. (b)	39,765	1,142,448
Xbiotech, Inc. (a)(b)	36,998	178,330
Xencor, Inc. (a)(b)	68,832	2,108,324
XOMA Corp. (a)(b)	11,543	309,814
Zafgen, Inc. (b)	24,672	193,922
ZIOPHARM Oncology, Inc. (a)(b)	222,939	831,562
		1,602,349,295
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	48,645	3,243,162
Abbott Laboratories	3,097,648	186,881,104
Abiomed, Inc. (b)	72,969	19,568,826
Accuray, Inc. (a)(b)	142,393	790,281
Align Technology, Inc. (b)	132,621	34,815,665
Alliqua Biomedical, Inc. (a)(b)	439	746
Alphatec Holdings, Inc. (a)(b)	3,066	9,781
Amedica Corp. (a)(b)	5,750	12,190
Analogic Corp.	26,933	2,248,906
Angiodynamics, Inc. (b)	68,576	1,117,103
Anika Therapeutics, Inc. (a)(b)	30,719	1,598,924
Antares Pharma, Inc. (a)(b)	242,616	533,755
Apollo Endosurgery, Inc. (b)	102	671
Atricure, Inc. (b)	57,842	1,022,068
Atrion Corp.	3,083	1,815,579
Avinger, Inc. (b)	780	866
AxoGen, Inc. (a)(b)	51,587	1,506,340
Baxter International, Inc.	888,498	60,231,279
Becton, Dickinson & Co.	470,168	104,386,699
Bellerophon Therapeutics, Inc. (a)(b)	16,556	31,953
BioLase Technology, Inc. (b)	31,172	12,936
Boston Scientific Corp. (b)	2,422,300	66,031,898
Bovie Medical Corp. (b)	10,849	26,797
Cantel Medical Corp.	62,489	7,268,096
Cardiovascular Systems, Inc. (b)	58,185	1,383,639
Cerus Corp. (b)	223,482	956,503
Cesca Therapeutics, Inc. (b)	793	2,220
Cogentix Medical, Inc. (b)	1,160	3,584
ConforMis, Inc. (b)	87,736	119,321
CONMED Corp.	42,831	2,592,560
Corindus Vascular Robotics, Inc. (a)(b)	178,714	178,714
Cryolife, Inc. (b)	57,983	1,098,778
CryoPort, Inc. (b)	52,805	478,413
Cutera, Inc. (b)	27,491	1,238,470
CytoSorbents Corp. (a)(b)	36,870	289,430
Danaher Corp.	1,095,015	107,070,567
Dare Bioscience, Inc. (b)	2,822	3,612
Dentsply Sirona, Inc.	408,169	22,881,954
DexCom, Inc. (a)(b)	155,867	8,750,373
Edwards Lifesciences Corp. (b)	376,862	50,375,144
Ekso Bionics Holdings, Inc. (a)(b)	113,321	173,381
Endologix, Inc. (a)(b)	127,100	510,942
Entellus Medical, Inc. (b)	19,089	458,136
Fonar Corp. (b)	7,275	179,693
Genmark Diagnostics, Inc. (a)(b)	107,242	441,837
Glaukos Corp. (a)(b)	76,149	2,383,464
Globus Medical, Inc. (b)	136,679	6,511,388
Haemonetics Corp. (b)	91,218	6,467,356
Halyard Health, Inc. (a)(b)	83,663	4,131,279
Heska Corp. (b)	12,153	826,161
Hill-Rom Holdings, Inc.	119,559	10,002,306
Hologic, Inc. (b)	485,517	18,852,625
ICU Medical, Inc. (b)	27,698	6,405,163
IDEXX Laboratories, Inc. (b)	157,334	29,457,645
Inogen, Inc. (b)	30,117	3,638,736
Insulet Corp. (b)	102,824	7,721,054
Integer Holdings Corp. (b)	45,898	2,343,093
Integra LifeSciences Holdings Corp. (b)	123,165	6,494,490
Intuitive Surgical, Inc. (b)	198,870	84,808,112
Invacare Corp. (a)	57,619	991,047
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	21,737
Invuity, Inc. (a)(b)	16,779	69,633
IRadimed Corp. (a)(b)	3,077	40,001
iRhythm Technologies, Inc. (b)	31,977	1,987,371
Iridex Corp. (b)	4,871	28,203
K2M Group Holdings, Inc. (b)	70,159	1,452,993
Kewaunee Scientific Corp.	1,376	40,936
Lantheus Holdings, Inc. (b)	45,045	689,189
LeMaitre Vascular, Inc.	28,069	975,678
LivaNova PLC (b)	75,176	6,746,294
Masimo Corp. (b)	82,311	7,204,682
Medtronic PLC	2,409,421	192,488,644
Meridian Bioscience, Inc.	73,595	1,026,650
Merit Medical Systems, Inc. (b)	93,532	4,255,706
Microbot Medical, Inc. (a)(b)	7,285	6,015
Misonix, Inc. (b)	7,938	80,174
Natus Medical, Inc. (b)	56,909	1,772,715
Neogen Corp. (b)	89,594	5,220,642
Nevro Corp. (a)(b)	56,879	4,614,024
NuVasive, Inc. (b)	91,382	4,419,234
Nuvectra Corp. (b)	13,499	144,034
NxStage Medical, Inc. (b)	108,037	2,515,101
OraSure Technologies, Inc. (b)	97,410	1,681,297
Orthofix International NV (b)	32,172	1,801,954
Penumbra, Inc. (a)(b)	54,930	5,943,426
Precision Therapeutics, Inc. (a)(b)	19,298	21,807
Pulse Biosciences, Inc. (a)(b)	10,423	192,826
Quidel Corp. (b)	49,569	2,162,200
ReShape Lifesciences, Inc. (a)(b)	13,109	20,450
ResMed, Inc.	264,553	25,203,964
Retractable Technologies, Inc. (b)	5,248	4,733
Rockwell Medical Technologies, Inc. (a)(b)	83,284	485,546
RTI Biologics, Inc. (b)	100,701	427,979
Seaspine Holdings Corp. (b)	11,601	117,286
Second Sight Medical Products, Inc. (a)(b)	20,882	31,114
Sientra, Inc. (a)(b)	27,954	266,961
Staar Surgical Co. (b)	44,365	696,531
Steris PLC	151,004	13,786,665
STRATA Skin Sciences, Inc. (a)(b)	803	1,052
Stryker Corp.	567,920	92,093,907
SurModics, Inc. (b)	19,525	587,703
Synergetics U.S.A., Inc. (b)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	22,275	720,819
Tandem Diabetes Care, Inc. (b)	2,577	8,143
Teleflex, Inc.	79,265	19,802,775
The Cooper Companies, Inc.	86,956	20,045,097
TransEnterix, Inc. (a)(b)	189,128	359,343
Utah Medical Products, Inc.	13,511	1,198,426
Varian Medical Systems, Inc. (b)	173,004	20,646,297
Vermillion, Inc. (b)	12,449	18,674
ViewRay, Inc. (a)(b)	55,513	461,313
Viveve Medical, Inc. (a)(b)	22,359	96,814
West Pharmaceutical Services, Inc.	131,675	11,484,694
Wright Medical Group NV (a)(b)	185,020	3,765,157
Zimmer Biomet Holdings, Inc.	357,412	41,549,145
Zosano Pharma Corp. (a)(b)	1,743	10,876
		1,384,871,445
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (b)	12,779	120,889
Acadia Healthcare Co., Inc. (a)(b)	159,970	6,094,857
Aceto Corp.	47,837	342,991
Addus HomeCare Corp. (b)	10,897	374,312
Aetna, Inc.	580,371	102,760,489
Almost Family, Inc. (b)	19,278	1,136,438
Amedisys, Inc. (b)	47,206	2,795,067
American Renal Associates Holdings, Inc. (a)(b)	16,913	335,216
AmerisourceBergen Corp.	288,729	27,475,452
AMN Healthcare Services, Inc. (a)(b)	87,493	4,868,985
Anthem, Inc.	458,586	107,941,973
BioScrip, Inc. (a)(b)	230,699	729,009
BioTelemetry, Inc. (a)(b)	51,243	1,655,149
Brookdale Senior Living, Inc. (b)	326,054	2,129,133
Caladrius Biosciences, Inc. (a)(b)	9,530	45,458
Capital Senior Living Corp. (b)	37,012	436,371
Cardinal Health, Inc.	563,757	39,017,622
Centene Corp. (b)	308,276	31,265,352
Chemed Corp.	28,374	7,366,742
Cigna Corp.	437,196	85,642,324
Civitas Solutions, Inc. (b)	27,734	360,542
Community Health Systems, Inc. (a)(b)	198,155	1,014,554
Corvel Corp. (b)	17,696	866,219
Cross Country Healthcare, Inc. (b)	55,702	721,341
DaVita HealthCare Partners, Inc. (b)	272,889	19,653,466
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,665,616
Envision Healthcare Corp. (a)(b)	209,359	8,060,322
Express Scripts Holding Co. (b)	1,010,917	76,273,688
Five Star Sr Living, Inc. (b)	70,113	101,664
G1 Therapeutics, Inc. (a)	15,149	342,216
Genesis HealthCare, Inc. Class A (a)(b)	27,157	36,119
HCA Holdings, Inc.	510,253	50,642,610
HealthEquity, Inc. (a)(b)	87,917	5,062,261
HealthSouth Corp.	185,114	9,859,172
Henry Schein, Inc. (a)(b)	292,912	19,387,845
Humana, Inc.	255,189	69,365,474
Innovative Industrial Properties, Inc. (a)	8,937	223,068
Interpace Diagnostics Group, Inc. (b)	136	137
Kindred Healthcare, Inc.	151,684	1,395,493
Laboratory Corp. of America Holdings (b)	180,588	31,187,548
LHC Group, Inc. (b)	27,965	1,800,387
LifePoint Hospitals, Inc. (b)	65,814	3,034,025
Magellan Health Services, Inc. (b)	46,615	4,703,454
McKesson Corp.	371,948	55,505,800
MEDNAX, Inc. (b)	163,523	8,990,495
Molina Healthcare, Inc. (a)(b)	76,753	5,549,242
National Healthcare Corp.	18,256	1,071,080
National Research Corp. Class A	13,259	375,230
National Vision Holdings, Inc. (a)	40,783	1,409,460
OptiNose, Inc. (a)	7,311	129,478
Owens & Minor, Inc.	118,083	1,937,742
Patterson Companies, Inc. (a)	151,081	4,771,138
Premier, Inc. (a)(b)	101,239	3,356,073
Providence Service Corp. (b)	20,443	1,299,357
Psychemedics Corp.	2,724	57,831
Quest Diagnostics, Inc.	242,385	24,977,774
Quorum Health Corp. (a)(b)	41,687	247,621
R1 RCM, Inc. (b)	178,635	1,171,846
RadNet, Inc. (b)	43,227	432,270
Select Medical Holdings Corp. (b)	195,741	3,542,912
Sharps Compliance Corp. (b)	12,687	57,599
Surgery Partners, Inc. (a)(b)	43,549	690,252
Tenet Healthcare Corp. (a)(b)	137,153	2,825,352
The Ensign Group, Inc.	86,615	2,312,621
Tivity Health, Inc. (a)(b)	70,816	2,729,957
Triple-S Management Corp. (a)(b)	37,106	901,676
U.S. Physical Therapy, Inc.	21,775	1,687,563
UnitedHealth Group, Inc.	1,725,707	390,285,895
Universal Health Services, Inc. Class B	153,265	17,502,863
Wellcare Health Plans, Inc. (b)	78,093	15,143,014
		1,277,253,191
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	329,763	4,573,813
athenahealth, Inc. (a)(b)	70,807	9,894,570
Castlight Health, Inc. Class B (b)	83,641	296,926
Cerner Corp. (b)	557,423	35,764,260
Computer Programs & Systems, Inc. (a)	21,937	653,723
Evolent Health, Inc. (a)(b)	108,849	1,594,638
HealthStream, Inc.	41,650	1,006,264
HMS Holdings Corp. (b)	165,285	2,651,171
HTG Molecular Diagnostics (a)(b)	63,917	293,379
iCAD, Inc. (b)	14,864	50,984
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,433,772
Medidata Solutions, Inc. (a)(b)	105,887	6,952,540
NantHealth, Inc. (a)(b)	56,729	171,322
Omnicell, Inc. (b)	64,294	2,806,433
Quality Systems, Inc. (b)	91,673	1,150,496
Simulations Plus, Inc. (a)	6,008	93,424
Tabula Rasa HealthCare, Inc. (b)	25,588	826,748
Teladoc, Inc. (a)(b)	89,288	3,580,449
Veeva Systems, Inc. Class A (b)	198,680	13,847,996
Vocera Communications, Inc. (b)	55,152	1,516,680
		89,159,588
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,240,887
Agilent Technologies, Inc.	562,569	38,586,608
Bio-Rad Laboratories, Inc. Class A (b)	35,877	9,688,225
Bio-Techne Corp.	69,291	9,793,590
Bruker Corp.	188,235	5,769,403
Cambrex Corp. (a)(b)	66,661	3,463,039
Charles River Laboratories International, Inc. (b)	96,615	10,300,125
ChromaDex, Inc. (a)(b)	56,591	308,421
Enzo Biochem, Inc. (b)	66,443	420,584
Fluidigm Corp. (a)(b)	38,600	261,322
Harvard Bioscience, Inc. (b)	18,919	88,919
Illumina, Inc. (b)	259,440	59,157,509
INC Research Holdings, Inc. Class A (b)	96,345	4,036,856
Luminex Corp.	75,617	1,482,849
Medpace Holdings, Inc. (b)	21,051	674,685
Mettler-Toledo International, Inc. (b)	45,150	27,822,333
Nanostring Technologies, Inc. (b)	34,593	221,741
NeoGenomics, Inc. (a)(b)	100,476	843,998
Pacific Biosciences of California, Inc. (a)(b)	161,679	384,796
PerkinElmer, Inc.	212,888	16,251,870
PRA Health Sciences, Inc. (b)	84,500	7,098,000
pSivida Corp. (a)(b)	25,265	26,528
Quintiles Transnational Holdings, Inc. (b)	261,746	25,737,484
Thermo Fisher Scientific, Inc.	712,686	148,652,046
Waters Corp. (b)	138,492	28,341,003
		400,652,821
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	117,045
Acer Therapeutics, Inc. (a)(b)	68	1,219
Aclaris Therapeutics, Inc. (a)(b)	40,572	809,006
Adamis Pharmaceuticals Corp. (a)(b)	36,542	109,626
Aerie Pharmaceuticals, Inc. (a)(b)	62,847	3,214,624
Agile Therapeutics, Inc. (b)	87,068	316,057
Akcea Therapeutics, Inc. (a)	49,223	835,314
Akorn, Inc. (b)	157,581	2,669,422
Alimera Sciences, Inc. (a)(b)	22,049	28,664
Allergan PLC	592,460	91,369,181
Amphastar Pharmaceuticals, Inc. (b)	63,932	1,173,792
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	374,456
ANI Pharmaceuticals, Inc. (b)	15,497	992,893
ANI Pharmaceuticals, Inc. rights (b)(c)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	5,267
Aradigm Corp. (a)(b)	17,241	19,482
Aratana Therapeutics, Inc. (b)	51,608	191,982
Assembly Biosciences, Inc. (b)	27,699	1,571,641
AstraZeneca PLC rights (b)(c)	7,692	0
Athenex, Inc. (a)	67,984	1,076,867
Avexis, Inc. (b)	55,578	6,876,666
Axsome Therapeutics, Inc. (a)(b)	21,511	54,853
Bio Path Holdings, Inc. (a)(b)	16,664	28,162
Biodelivery Sciences International, Inc. (b)	170,623	383,902
BioPharmX Corp. (a)(b)	64,864	16,534
Bristol-Myers Squibb Co.	2,912,213	192,788,501
Catalent, Inc. (b)	252,886	10,557,991
Clearside Biomedical, Inc. (b)	19,198	124,019
Collegium Pharmaceutical, Inc. (a)(b)	32,296	774,781
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	20,157
Corcept Therapeutics, Inc. (a)(b)	170,298	2,586,827
Corium International, Inc. (a)(b)	42,043	546,559
CorMedix, Inc. (a)(b)	48,587	14,090
Cumberland Pharmaceuticals, Inc. (b)	7,158	47,386
CymaBay Therapeutics, Inc. (b)	115,491	1,719,661
DepoMed, Inc. (a)(b)	97,171	667,565
Dermira, Inc. (b)	70,654	1,816,514
Dova Pharmaceuticals, Inc.	7,001	211,850
Durect Corp. (b)	198,076	241,653
Egalet Corp. (a)(b)	12,340	9,329
Eli Lilly & Co.	1,729,069	133,172,894
Endo International PLC (b)	391,608	2,469,088
Endocyte, Inc. (b)	47,373	280,922
Evofem Biosciences, Inc. (a)(b)	1,682	11,892
Flex Pharma, Inc. (a)(b)	10,224	41,918
Gemphire Therapeutics, Inc. (a)(b)	6,333	43,001
Horizon Pharma PLC (b)	293,612	4,280,863
Impax Laboratories, Inc. (a)(b)	130,689	2,666,056
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	19,578
Innoviva, Inc. (a)(b)	134,795	2,090,670
Intersect ENT, Inc. (b)	61,422	2,263,401
Intra-Cellular Therapies, Inc. (b)	80,685	1,562,868
Jazz Pharmaceuticals PLC (b)	106,557	15,429,454
Johnson & Johnson	4,785,260	621,509,569
Juniper Pharmaceuticals, Inc. (b)	11,831	99,380
Kala Pharmaceuticals, Inc.	6,068	85,255
KemPharm, Inc. (a)(b)	5,081	29,724
Lannett Co., Inc. (a)(b)	55,565	889,040
Lipocine, Inc. (a)(b)	20,645	39,226
Mallinckrodt PLC (a)(b)	172,938	2,884,606
Marinus Pharmaceuticals, Inc. (b)	39,130	201,520
Melinta Therapeutics, Inc. (a)(b)	16,318	203,159
Merck & Co., Inc.	4,885,453	264,889,262
Mersana Therapeutics, Inc.	4,437	76,804
Mustang Bio, Inc. (a)(b)	46,728	506,999
Mylan NV (b)	948,864	38,258,196
MyoKardia, Inc. (b)	35,984	2,094,269
Nektar Therapeutics (b)	280,273	24,260,431
Neos Therapeutics, Inc. (a)(b)	42,039	348,924
Novan, Inc. (b)	7,147	22,513
Novus Therapeutics, Inc. (b)	606	2,279
Ocular Therapeutix, Inc. (b)	28,848	150,875
Omeros Corp. (a)(b)	74,871	756,197
Orexigen Therapeutics, Inc. (a)(b)	16,675	17,676
Pacira Pharmaceuticals, Inc. (b)	70,346	2,201,830
Pain Therapeutics, Inc. (a)(b)	4,934	32,071
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	471,312
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	10,683
Perrigo Co. PLC	246,025	20,041,197
Pfizer, Inc.	10,622,104	385,688,596
Phibro Animal Health Corp. Class A	37,189	1,429,917
Plx Pharma PLC/New (b)	290	2,103
Prestige Brands Holdings, Inc. (a)(b)	93,229	3,151,140
Reata Pharmaceuticals, Inc. (b)	23,731	571,680
Revance Therapeutics, Inc. (a)(b)	53,023	1,641,062
Rhythm Pharmaceuticals, Inc. (a)	58,641	1,515,870
SCYNEXIS, Inc. (b)	16,272	26,686
Supernus Pharmaceuticals, Inc. (b)	95,494	3,714,717
Teligent, Inc. (a)(b)	140,525	393,470
Tetraphase Pharmaceuticals, Inc. (b)	74,420	209,120
The Medicines Company (a)(b)	125,813	3,852,394
TherapeuticsMD, Inc. (a)(b)	310,662	1,553,310
Theravance Biopharma, Inc. (a)(b)	67,445	1,777,850
Titan Pharmaceuticals, Inc. (a)(b)	11,285	11,285
VIVUS, Inc. (a)(b)	157,068	66,895
WAVE Life Sciences (a)(b)	28,404	1,447,184
Zoetis, Inc. Class A	871,231	70,447,739
Zogenix, Inc. (b)	61,551	2,609,762
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	228,130
		1,949,118,050

TOTAL HEALTH CARE		6,703,404,390

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
AAR Corp.	61,245	2,607,812
Aerojet Rocketdyne Holdings, Inc. (a)(b)	129,248	3,489,696
AeroVironment, Inc. (b)	33,858	1,683,420
Arconic, Inc.	746,482	18,206,696
Arotech Corp. (a)(b)	32,173	106,171
Astronics Corp. (b)	34,623	1,334,717
Astrotech Corp. (a)(b)	1,741	4,997
Axon Enterprise, Inc. (a)(b)	93,306	3,249,848
BWX Technologies, Inc.	184,324	11,605,039
CPI Aerostructures, Inc. (b)	3,805	31,201
Cubic Corp.	52,237	3,207,352
Curtiss-Wright Corp.	91,404	12,337,712
Ducommun, Inc. (b)	15,643	440,194
Engility Holdings, Inc. (b)	28,046	765,936
Esterline Technologies Corp. (b)	49,383	3,649,404
General Dynamics Corp.	493,030	109,674,524
Harris Corp.	215,195	33,602,699
HEICO Corp. (a)	92,879	7,950,442
HEICO Corp. Class A	79,418	5,757,805
Hexcel Corp.	159,521	10,732,573
Huntington Ingalls Industries, Inc.	85,477	22,395,829
Innovative Solutions & Support, Inc. (b)	21,878	70,885
KEYW Holding Corp. (a)(b)	74,131	556,724
KLX, Inc. (b)	99,257	6,717,714
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	1,806,416
L3 Technologies, Inc.	137,229	28,481,879
Lockheed Martin Corp.	443,586	156,337,450
Mercury Systems, Inc. (b)	82,892	3,810,545
Micronet Enertec Technologies, Inc. (b)	3,018	3,712
Moog, Inc. Class A (b)	56,588	4,743,772
National Presto Industries, Inc.	9,348	848,798
Northrop Grumman Corp.	310,329	108,627,563
Orbital ATK, Inc.	102,816	13,577,881
Raytheon Co.	514,799	111,973,930
Rockwell Collins, Inc.	288,061	39,671,761
SIFCO Industries, Inc. (b)	891	4,455
Sparton Corp. (b)	13,384	303,415
Spirit AeroSystems Holdings, Inc. Class A	205,388	18,749,871
Teledyne Technologies, Inc. (b)	61,440	11,424,768
Textron, Inc.	471,441	28,215,744
The Boeing Co.	995,776	360,680,025
TransDigm Group, Inc. (a)	84,738	24,430,813
Triumph Group, Inc.	96,901	2,708,383
United Technologies Corp.	1,320,188	177,882,131
Vectrus, Inc. (b)	17,822	486,362
Wesco Aircraft Holdings, Inc. (b)	94,440	845,238
		1,355,794,302
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (b)	108,399	2,869,322
Atlas Air Worldwide Holdings, Inc. (b)	45,740	2,783,279
C.H. Robinson Worldwide, Inc.	249,635	23,305,924
Echo Global Logistics, Inc. (a)(b)	48,848	1,292,030
Expeditors International of Washington, Inc.	312,542	20,302,728
FedEx Corp.	437,052	107,693,983
Forward Air Corp.	54,775	2,957,850
Hub Group, Inc. Class A (b)	68,591	2,993,997
Radiant Logistics, Inc. (b)	54,959	203,348
United Parcel Service, Inc. Class B	1,222,729	127,665,135
XPO Logistics, Inc. (a)(b)	173,622	17,089,613
		309,157,209
Airlines - 0.5%
Alaska Air Group, Inc.	224,427	14,475,542
Allegiant Travel Co.	23,703	3,941,809
American Airlines Group, Inc.	752,694	40,833,650
Delta Air Lines, Inc.	1,156,783	62,350,604
Hawaiian Holdings, Inc.	101,162	3,641,832
JetBlue Airways Corp. (b)	563,310	11,857,676
SkyWest, Inc.	97,566	5,346,617
Southwest Airlines Co.	971,297	56,179,818
Spirit Airlines, Inc. (a)(b)	120,068	4,783,509
United Continental Holdings, Inc. (b)	449,262	30,455,471
		233,866,528
Building Products - 0.4%
A.O. Smith Corp.	253,397	16,265,553
AAON, Inc.	75,766	2,784,401
Advanced Drain Systems, Inc. Del	80,409	2,054,450
Allegion PLC	176,014	14,804,538
American Woodmark Corp. (b)	24,566	3,154,274
Apogee Enterprises, Inc.	47,950	2,068,563
Armstrong World Industries, Inc. (b)	90,282	5,444,005
Builders FirstSource, Inc. (b)	193,311	3,707,705
Continental Building Products, Inc. (b)	69,835	1,899,512
CSW Industrials, Inc. (b)	25,190	1,154,962
Fortune Brands Home & Security, Inc.	271,625	16,476,773
GCP Applied Technologies, Inc. (b)	121,060	3,722,595
Gibraltar Industries, Inc. (b)	56,316	1,954,165
GMS, Inc. (b)	62,105	1,922,771
Griffon Corp.	59,127	1,105,675
Insteel Industries, Inc.	29,073	821,022
Jeld-Wen Holding, Inc. (b)	116,721	3,637,026
Johnson Controls International PLC	1,640,360	60,480,073
Lennox International, Inc.	69,294	14,179,631
Masco Corp.	583,457	23,991,752
Masonite International Corp. (b)	51,336	3,134,063
NCI Building Systems, Inc. (b)	83,177	1,355,785
Owens Corning	191,219	15,546,105
Patrick Industries, Inc. (b)	41,845	2,571,375
PGT, Inc. (b)	80,695	1,412,163
Ply Gem Holdings, Inc. (b)	36,381	785,830
Quanex Building Products Corp.	55,487	929,407
Simpson Manufacturing Co. Ltd.	82,104	4,541,993
Tecogen, Inc. New (a)(b)	2,274	5,048
Trex Co., Inc. (b)	51,288	5,303,179
Universal Forest Products, Inc.	108,543	3,575,406
USG Corp. (b)	158,171	5,286,075
		226,075,875
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	3,614,659
ACCO Brands Corp.	198,147	2,506,560
ADS Waste Holdings, Inc. (b)	88,843	1,988,306
Aqua Metals, Inc. (a)(b)	20,623	47,639
ARC Document Solutions, Inc. (b)	46,203	98,412
Brady Corp. Class A	89,558	3,349,469
Casella Waste Systems, Inc. Class A (b)	64,851	1,648,512
CECO Environmental Corp.	40,679	167,191
Cenveo, Inc. (a)(b)	13,016	1,105
Cintas Corp.	149,849	25,573,230
Clean Harbors, Inc. (b)	97,820	4,884,153
Copart, Inc. (b)	375,195	17,562,878
Covanta Holding Corp. (a)	226,728	3,389,584
Deluxe Corp.	89,557	6,358,547
Ennis, Inc.	34,279	668,441
Essendant, Inc.	58,461	464,180
Evoqua Water Technologies Corp. (a)(b)	64,611	1,479,592
Fuel Tech, Inc. (b)	51,934	56,608
Healthcare Services Group, Inc.	134,240	6,098,523
Heritage-Crystal Clean, Inc. (b)	21,763	435,260
Herman Miller, Inc.	110,582	3,969,894
HNI Corp.	80,621	2,981,365
Hudson Technologies, Inc. (a)(b)	56,393	343,997
Industrial Services of America, Inc. (b)	1,620	3,467
InnerWorkings, Inc. (b)	70,031	646,386
Interface, Inc.	108,800	2,632,960
Intersections, Inc. (a)(b)	12,865	25,987
KAR Auction Services, Inc.	267,155	14,447,742
Kimball International, Inc. Class B	57,328	941,899
Knoll, Inc.	98,653	2,098,349
LSC Communications, Inc.	57,687	839,923
Matthews International Corp. Class A	55,558	2,847,348
McGrath RentCorp.	40,724	2,061,449
Mobile Mini, Inc.	87,122	3,654,768
Msa Safety, Inc.	64,315	5,185,718
Multi-Color Corp.	24,885	1,576,465
NL Industries, Inc. (b)	6,707	53,991
Odyssey Marine Exploration, Inc. (a)(b)	5,346	22,721
Performant Financial Corp. (b)	31,038	82,871
Perma-Fix Environmental Services, Inc. (b)	6,937	27,054
Pitney Bowes, Inc.	320,489	3,974,064
Quad/Graphics, Inc.	51,478	1,358,504
Quest Resource Holding Corp. (a)(b)	2,977	6,371
R.R. Donnelley & Sons Co.	111,816	843,093
Republic Services, Inc.	404,127	27,149,252
Rollins, Inc.	184,695	9,284,618
SP Plus Corp. (b)	38,199	1,375,164
Steelcase, Inc. Class A	153,375	2,093,569
Stericycle, Inc. (b)	146,361	9,172,444
Team, Inc. (a)(b)	59,115	966,530
Tetra Tech, Inc.	99,334	4,862,399
The Brink's Co.	87,934	6,463,149
U.S. Ecology, Inc.	34,516	1,825,896
UniFirst Corp.	28,960	4,497,488
Viad Corp.	33,828	1,760,747
Virco Manufacturing Co.	2,682	12,069
VSE Corp.	10,794	523,509
Waste Management, Inc.	717,379	61,924,155
		262,930,224
Construction & Engineering - 0.2%
AECOM (b)	308,868	10,967,903
Aegion Corp. (b)	54,146	1,243,192
Ameresco, Inc. Class A (b)	38,199	311,322
Argan, Inc.	22,803	910,980
Chicago Bridge & Iron Co. NV (a)	184,611	3,223,308
Comfort Systems U.S.A., Inc.	69,706	2,861,431
Dycom Industries, Inc. (a)(b)	56,390	6,160,044
EMCOR Group, Inc.	106,586	8,133,578
Fluor Corp.	252,804	14,384,548
Goldfield Corp.	41,171	193,504
Granite Construction, Inc.	70,943	4,121,788
Great Lakes Dredge & Dock Corp. (b)	77,922	354,545
HC2 Holdings, Inc. (b)	49,076	243,417
Ies Holdings, Inc. (b)	16,326	250,604
Jacobs Engineering Group, Inc.	212,899	12,999,613
KBR, Inc.	238,105	3,604,910
Keane Group, Inc. (a)(b)	93,529	1,454,376
Layne Christensen Co. (a)(b)	24,456	379,068
MasTec, Inc. (b)	112,881	5,751,287
MYR Group, Inc. (b)	33,116	1,071,303
Northwest Pipe Co. (b)	12,188	213,656
NV5 Holdings, Inc. (b)	11,806	510,610
Orion Group Holdings, Inc. (b)	33,745	211,919
Primoris Services Corp.	70,710	1,760,679
Quanta Services, Inc. (b)	267,735	9,220,793
Sterling Construction Co., Inc. (b)	41,743	504,255
Tutor Perini Corp. (a)(b)	72,569	1,752,541
Valmont Industries, Inc.	42,567	6,261,606
		99,056,780
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	75,177	10,718,737
Allied Motion Technologies, Inc.	10,236	320,899
American Superconductor Corp. (a)(b)	20,903	98,871
AMETEK, Inc.	423,750	32,094,825
AZZ, Inc.	45,717	1,867,539
Babcock & Wilcox Enterprises, Inc. (a)(b)	92,914	590,933
Broadwind Energy, Inc. (b)	15,938	35,382
Capstone Turbine Corp. (a)(b)	40,707	37,345
Eaton Corp. PLC	789,132	63,682,952
Emerson Electric Co.	1,145,510	81,399,941
Encore Wire Corp.	34,550	1,810,420
Energous Corp. (a)(b)	37,680	830,844
Energy Focus, Inc. (a)(b)	8,003	20,488
EnerSys	77,507	5,401,463
Enphase Energy, Inc. (a)(b)	79,353	263,452
EnSync, Inc. (b)	32,445	11,680
Espey Manufacturing & Electronics Corp.	2,015	54,365
Fortive Corp.	542,601	41,671,757
FuelCell Energy, Inc. (a)(b)	48,863	80,624
Generac Holdings, Inc. (b)	118,381	5,265,587
General Cable Corp.	78,815	2,328,983
Hubbell, Inc. Class B	100,913	13,224,649
Ideal Power, Inc. (a)(b)	38,104	45,344
LSI Industries, Inc.	35,290	275,615
Ocean Power Technologies, Inc. (a)(b)	1,104	1,248
Orion Energy Systems, Inc. (b)	20,733	17,623
Plug Power, Inc. (a)(b)	485,070	902,230
Powell Industries, Inc.	13,455	358,307
Preformed Line Products Co.	3,218	195,622
Real Goods Solar, Inc. (b)	1	1
Regal Beloit Corp.	80,384	5,811,763
Revolution Lighting Technologies, Inc. (a)(b)	7,326	24,982
Rockwell Automation, Inc.	223,611	40,428,869
Sensata Technologies Holding BV (a)(b)	300,196	15,868,361
Sunrun, Inc. (a)(b)	104,524	699,266
Sunworks, Inc. (b)	12,722	13,231
Thermon Group Holdings, Inc. (b)	52,027	1,135,229
TPI Composites, Inc. (b)	37,115	735,619
Ultralife Corp. (b)	13,410	107,951
Vicor Corp. (b)	18,023	464,092
Vivint Solar, Inc. (a)(b)	34,907	104,721
		329,001,810
Industrial Conglomerates - 1.5%
3M Co.	1,062,528	250,235,969
Carlisle Companies, Inc.	111,464	11,470,760
General Electric Co.	15,457,974	218,112,013
Honeywell International, Inc.	1,355,984	204,902,742
ITT, Inc.	154,656	7,760,638
Raven Industries, Inc.	60,171	2,042,805
Roper Technologies, Inc.	181,273	49,866,390
		744,391,317
Machinery - 2.0%
Actuant Corp. Class A	105,914	2,404,248
AGCO Corp.	111,076	7,397,662
Alamo Group, Inc.	17,898	1,989,363
Albany International Corp. Class A	47,080	2,996,642
Allison Transmission Holdings, Inc.	274,756	10,888,580
Altra Industrial Motion Corp.	52,776	2,290,478
American Railcar Industries, Inc. (a)	11,797	439,438
ARC Group Worldwide, Inc. (b)	1,450	2,900
Astec Industries, Inc.	38,170	2,248,213
Barnes Group, Inc.	90,237	5,442,193
Blue Bird Corp. (a)(b)	13,214	306,565
Briggs & Stratton Corp.	75,012	1,686,270
Caterpillar, Inc.	1,054,509	163,058,727
Chart Industries, Inc. (b)	59,494	3,278,714
CIRCOR International, Inc.	26,680	1,253,960
Colfax Corp. (b)	167,182	5,314,716
Columbus McKinnon Corp. (NY Shares)	35,569	1,262,700
Commercial Vehicle Group, Inc. (b)	77,079	778,498
Crane Co.	92,238	8,514,490
Cummins, Inc.	278,912	46,904,631
Deere & Co.	567,938	91,364,186
Dmc Global, Inc.	17,783	377,000
Donaldson Co., Inc.	227,086	10,777,502
Douglas Dynamics, Inc.	38,692	1,721,794
Dover Corp.	276,370	27,664,637
Eastern Co.	5,588	142,494
Energy Recovery, Inc. (a)(b)	61,650	422,919
EnPro Industries, Inc.	39,127	2,835,142
ESCO Technologies, Inc.	41,567	2,448,296
ExOne Co. (a)(b)	13,829	115,610
Federal Signal Corp.	104,341	2,231,854
Flowserve Corp. (a)	226,246	9,581,518
Franklin Electric Co., Inc.	72,585	2,841,703
FreightCar America, Inc.	19,411	287,089
Gardner Denver Holdings, Inc.	127,416	4,078,586
Gencor Industries, Inc. (b)	2,773	44,784
Global Brass & Copper Holdings, Inc.	34,001	962,228
Gorman-Rupp Co.	28,251	753,737
Graco, Inc.	301,980	13,392,813
Graham Corp.	12,124	245,026
Greenbrier Companies, Inc. (a)	47,653	2,468,425
Hardinge, Inc.	14,874	272,938
Harsco Corp. (b)	144,208	2,920,212
Hillenbrand, Inc.	122,624	5,383,194
Hurco Companies, Inc.	6,325	264,701
Hyster-Yale Materials Handling Class A	17,565	1,250,452
IDEX Corp.	136,430	18,663,624
Illinois Tool Works, Inc.	551,374	89,013,819
Ingersoll-Rand PLC	450,473	40,002,002
Jason Industries, Inc. (b)	13,118	28,728
John Bean Technologies Corp.	55,934	6,194,691
Kadant, Inc.	18,429	1,758,127
Kennametal, Inc.	136,498	5,623,718
Key Technology, Inc. (b)	6,453	172,489
L.B. Foster Co. Class A (b)	13,680	357,732
Lincoln Electric Holdings, Inc.	106,698	9,340,343
Lindsay Corp.	21,677	1,917,114
Lydall, Inc. (b)	28,864	1,389,802
Manitex International, Inc. (b)	11,053	115,946
Manitowoc Co., Inc. (b)	62,652	1,862,017
Meritor, Inc. (b)	154,933	3,795,859
Middleby Corp. (b)	99,566	11,972,812
Milacron Holdings Corp. (b)	88,730	1,901,484
Miller Industries, Inc.	16,197	394,397
Mueller Industries, Inc.	105,921	2,805,847
Mueller Water Products, Inc. Class A	293,253	3,225,783
Navistar International Corp. New (b)	114,244	4,263,586
NN, Inc.	43,595	1,041,921
Nordson Corp.	91,551	12,274,243
Omega Flex, Inc.	8,251	460,571
Oshkosh Corp.	134,738	10,634,870
PACCAR, Inc.	623,624	44,645,242
Park-Ohio Holdings Corp.	13,382	533,273
Parker Hannifin Corp.	233,558	41,683,096
Pentair PLC	293,393	20,153,165
ProPetro Holding Corp. (a)	100,689	1,624,114
Proto Labs, Inc. (a)(b)	43,461	4,735,076
RBC Bearings, Inc. (b)	45,770	5,515,285
Rexnord Corp. (b)	169,317	4,906,807
Snap-On, Inc.	100,280	15,966,582
Spartan Motors, Inc.	58,691	865,692
SPX Corp. (b)	68,191	2,129,605
SPX Flow, Inc. (b)	81,195	3,959,068
Standex International Corp.	20,721	1,991,288
Stanley Black & Decker, Inc.	274,254	43,658,494
Sun Hydraulics Corp.	47,081	2,444,446
Tennant Co.	30,833	1,985,645
Terex Corp.	170,082	7,061,805
The L.S. Starrett Co. Class A	4,836	41,106
Timken Co.	116,166	5,088,071
Titan International, Inc.	99,148	1,275,043
Toro Co.	191,913	12,199,909
TriMas Corp. (b)	79,624	2,062,262
Trinity Industries, Inc.	263,641	8,605,242
Twin Disc, Inc. (b)	8,286	198,201
Wabash National Corp. (a)	105,115	2,296,763
WABCO Holdings, Inc. (b)	90,070	12,426,958
Wabtec Corp.	159,121	12,942,902
Watts Water Technologies, Inc. Class A	51,551	3,892,101
Woodward, Inc.	106,719	7,558,907
Xerium Technologies, Inc. (b)	10,544	61,366
Xylem, Inc.	322,928	24,083,970
		979,110,837
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	10,301	141,742
Kirby Corp. (a)(b)	95,289	7,146,675
Matson, Inc.	69,658	1,985,253
		9,273,670
Professional Services - 0.4%
Acacia Research Corp. (b)	73,187	252,495
Barrett Business Services, Inc.	8,858	658,061
BG Staffing, Inc.	5,516	90,738
CBIZ, Inc. (b)	94,868	1,712,367
Cogint, Inc. (a)(b)	74,077	192,600
CRA International, Inc.	15,589	779,294
Dun & Bradstreet Corp.	69,069	8,636,388
Equifax, Inc.	211,226	23,868,538
Exponent, Inc.	49,089	3,816,670
Forrester Research, Inc.	17,100	692,550
Franklin Covey Co. (b)	19,900	515,410
FTI Consulting, Inc. (b)	78,630	3,749,865
GP Strategies Corp. (b)	22,618	498,727
Heidrick & Struggles International, Inc.	29,141	769,322
Hill International, Inc. (b)	55,142	306,038
Hudson Global, Inc. (b)	13,947	27,336
Huron Consulting Group, Inc. (b)	39,007	1,365,245
ICF International, Inc.	34,131	1,945,467
IHS Markit Ltd. (b)	644,418	30,319,867
Insperity, Inc.	64,534	4,214,070
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,510,979
Kforce, Inc.	36,597	1,013,737
Korn/Ferry International	104,534	4,381,020
Manpower, Inc.	124,187	14,711,192
Marathon Patent Group, Inc. (b)	2,210	4,928
Mastech Digital, Inc. (b)	373	4,331
MISTRAS Group, Inc. (b)	29,557	582,864
Navigant Consulting, Inc. (b)	75,747	1,505,850
Nielsen Holdings PLC	596,445	19,462,000
On Assignment, Inc. (b)	91,637	7,027,642
RCM Technologies, Inc.	9,908	63,015
Resources Connection, Inc.	51,824	805,863
Robert Half International, Inc.	226,789	12,942,848
RPX Corp.	97,220	975,117
TransUnion Holding Co., Inc. (b)	264,102	15,072,301
TriNet Group, Inc. (b)	78,552	3,705,298
TrueBlue, Inc. (b)	75,110	2,042,992
Verisk Analytics, Inc. (b)	274,495	28,050,644
Volt Information Sciences, Inc. (b)	6,248	25,304
WageWorks, Inc. (b)	80,292	4,211,315
Willdan Group, Inc. (b)	10,974	230,125
		202,740,413
Road & Rail - 0.9%
AMERCO	12,690	4,365,360
ArcBest Corp.	43,696	1,446,338
Avis Budget Group, Inc. (a)(b)	143,156	6,467,788
Celadon Group, Inc. (a)	62,978	242,465
Covenant Transport Group, Inc. Class A (b)	19,818	511,701
CSX Corp.	1,590,684	85,451,544
Daseke, Inc. (a)(b)	65,652	660,459
Genesee & Wyoming, Inc. Class A (b)	108,225	7,524,884
Heartland Express, Inc. (a)	91,092	1,778,116
J.B. Hunt Transport Services, Inc.	153,808	18,237,015
Kansas City Southern	182,352	18,789,550
Knight-Swift Transportation Holdings, Inc. Class A	220,755	10,631,561
Landstar System, Inc.	76,087	8,278,266
Marten Transport Ltd.	73,518	1,591,665
Norfolk Southern Corp.	507,550	70,590,054
Old Dominion Freight Lines, Inc.	117,920	16,381,446
P.A.M. Transportation Services, Inc. (b)	3,193	110,190
Patriot Transportation Holding, Inc. (b)	1,280	24,704
Roadrunner Transportation Systems, Inc. (b)	43,638	167,134
Ryder System, Inc.	90,251	6,531,465
Saia, Inc. (b)	46,535	3,380,768
Schneider National, Inc. Class B (a)	73,442	1,899,210
U.S.A. Truck, Inc. (b)	7,889	201,643
Union Pacific Corp.	1,399,994	182,349,219
Universal Logistics Holdings, Inc.	12,296	271,742
Werner Enterprises, Inc.	93,918	3,498,446
YRC Worldwide, Inc. (b)	47,961	418,220
		451,800,953
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (b)	688	10,320
Air Lease Corp. Class A	168,551	7,360,622
Aircastle Ltd.	96,241	1,874,775
Applied Industrial Technologies, Inc.	73,619	5,182,778
Beacon Roofing Supply, Inc. (b)	124,749	6,600,470
BlueLinx Corp. (b)	2,338	35,351
BMC Stock Holdings, Inc. (b)	96,728	1,813,650
CAI International, Inc. (b)	29,270	591,254
DXP Enterprises, Inc. (b)	27,205	809,077
EnviroStar, Inc. (a)	2,922	100,809
Fastenal Co. (a)	510,029	27,908,787
GATX Corp.	67,450	4,650,003
H&E Equipment Services, Inc.	49,244	1,856,006
HD Supply Holdings, Inc. (b)	339,883	12,320,759
Herc Holdings, Inc. (b)	48,522	3,164,120
Houston Wire & Cable Co. (b)	15,647	108,747
Huttig Building Products, Inc. (a)(b)	22,831	117,580
Kaman Corp.	48,613	2,976,088
Lawson Products, Inc. (b)	6,300	147,735
MRC Global, Inc. (b)	173,407	2,866,418
MSC Industrial Direct Co., Inc. Class A	88,439	7,736,644
Nexeo Solutions, Inc. (b)	103,751	963,847
Now, Inc. (a)(b)	176,983	1,679,569
Rush Enterprises, Inc. Class A (b)	64,888	2,758,389
SiteOne Landscape Supply, Inc. (a)(b)	67,882	4,672,997
Titan Machinery, Inc. (b)	39,035	778,358
Triton International Ltd.	82,257	2,345,970
United Rentals, Inc. (b)	148,956	26,080,706
Univar, Inc. (b)	216,684	6,242,666
Veritiv Corp. (b)	19,444	471,517
W.W. Grainger, Inc. (a)	93,921	24,565,038
Watsco, Inc.	53,435	8,836,546
WESCO International, Inc. (b)	82,412	5,130,147
Willis Lease Finance Corp. (b)	2,668	72,836
		172,830,579
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	140,425	5,687,213
SEACOR Marine Holdings, Inc. (a)	30,560	517,075
		6,204,288

TOTAL INDUSTRIALS		5,382,234,785

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,547,409
Aerohive Networks, Inc. (b)	130,171	545,416
Applied Optoelectronics, Inc. (a)(b)	31,585	882,169
Arista Networks, Inc. (b)	84,821	22,879,617
Arris International PLC (b)	323,592	8,251,596
Aviat Networks, Inc. (b)	5,550	93,074
Black Box Corp.	16,753	33,506
Blonder Tongue Laboratories, Inc. (b)	3,352	2,145
CalAmp Corp. (b)	63,415	1,483,911
Calix Networks, Inc. (b)	55,272	362,032
Carvana Co. Class A (a)	26,177	524,587
Ciena Corp. (b)	268,224	6,214,750
Cisco Systems, Inc.	8,792,054	393,708,178
Clearfield, Inc. (a)(b)	16,017	216,230
CommScope Holding Co., Inc. (b)	341,527	13,220,510
Communications Systems, Inc.	4,311	14,701
Comtech Telecommunications Corp.	38,555	852,066
Dasan Zhone Solutions, Inc. (b)	1,172	12,646
Digi International, Inc. (b)	37,099	387,685
EchoStar Holding Corp. Class A (b)	92,247	5,352,171
EMCORE Corp. (b)	50,451	267,390
Extreme Networks, Inc. (b)	245,320	2,799,101
F5 Networks, Inc. (b)	110,573	16,422,302
Finisar Corp. (a)(b)	193,129	3,476,322
Harmonic, Inc. (b)	134,269	406,164
Infinera Corp. (a)(b)	259,331	2,580,343
InterDigital, Inc.	59,150	4,246,970
Juniper Networks, Inc.	682,219	17,505,740
KVH Industries, Inc. (b)	23,641	241,138
Lantronix, Inc. (b)	71	166
Lumentum Holdings, Inc. (a)(b)	113,449	6,920,389
Motorola Solutions, Inc.	289,289	30,708,027
NETGEAR, Inc. (b)	57,212	3,189,569
NetScout Systems, Inc. (a)(b)	150,999	4,009,023
Network-1 Security Solutions, Inc.	21,477	55,840
Oclaro, Inc. (a)(b)	327,153	2,345,687
Optical Cable Corp. (b)	564	1,354
Palo Alto Networks, Inc. (b)	164,266	28,478,796
Parkervision, Inc. (a)(b)	10,028	8,223
PC-Tel, Inc.	11,999	84,113
Plantronics, Inc.	61,152	3,304,654
Quantenna Communications, Inc. (a)(b)	27,725	381,219
Relm Wireless Corp.	9,436	33,498
Resonant, Inc. (a)(b)	2,385	9,540
Sonus Networks, Inc. (b)	82,074	531,840
Tessco Technologies, Inc.	7,287	161,407
Ubiquiti Networks, Inc. (a)(b)	44,626	2,838,214
ViaSat, Inc. (a)(b)	93,287	6,510,500
Viavi Solutions, Inc. (b)	389,051	3,742,671
Westell Technologies, Inc. Class A (b)	18,994	61,541
		597,906,140
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	543,408	49,662,057
Anixter International, Inc. (b)	51,288	3,874,808
Applied DNA Sciences, Inc. (a)(b)	18,968	27,504
Arrow Electronics, Inc. (b)	174,121	14,204,791
Avnet, Inc.	219,819	9,386,271
AVX Corp.	141,087	2,440,805
Badger Meter, Inc.	74,053	3,524,923
Bel Fuse, Inc. Class B (non-vtg.)	13,939	241,145
Belden, Inc.	76,472	5,561,809
Benchmark Electronics, Inc.	89,057	2,671,710
Cardtronics PLC (b)	76,739	1,717,419
CDW Corp.	273,056	19,913,974
ClearSign Combustion Corp. (a)(b)	7,019	15,793
Cognex Corp.	309,382	16,616,907
Coherent, Inc. (b)	43,325	9,061,857
Control4 Corp. (b)	35,202	846,256
Corning, Inc.	1,571,612	45,702,477
CTS Corp.	48,442	1,244,959
CUI Global, Inc. (a)(b)	26,608	75,833
Daktronics, Inc.	49,334	439,566
Dell Technologies, Inc. (b)	371,700	27,613,593
Dolby Laboratories, Inc. Class A	108,648	7,013,228
Echelon Corp. (b)	3,219	15,161
Electro Scientific Industries, Inc. (a)(b)	113,580	2,036,489
eMagin Corp. (a)(b)	5,084	7,626
ePlus, Inc. (b)	25,477	1,950,264
Fabrinet	63,037	1,900,566
FARO Technologies, Inc. (b)	33,227	1,972,022
Fitbit, Inc. (a)(b)	275,332	1,316,087
FLIR Systems, Inc.	248,934	12,222,659
Frequency Electronics, Inc. (b)	2,550	23,562
I. D. Systems Inc. (a)(b)	6,071	44,379
Identiv, Inc. (b)	10,618	41,092
IEC Electronics Corp. (b)	86	363
II-VI, Inc. (a)(b)	95,705	3,684,643
Insight Enterprises, Inc. (b)	62,606	2,186,828
Intellicheck, Inc. (b)	545	1,395
IntriCon Corp. (b)	4,355	81,003
IPG Photonics Corp. (b)	66,641	16,369,695
Iteris, Inc. (a)(b)	32,677	182,011
Itron, Inc. (b)	55,882	3,911,740
Jabil, Inc.	305,429	8,274,072
KEMET Corp. (b)	79,365	1,426,983
KEY Tronic Corp. (b)	6,483	46,548
Keysight Technologies, Inc. (b)	331,556	15,586,448
Kimball Electronics, Inc. (b)	30,376	527,024
Knowles Corp. (a)(b)	178,238	2,573,757
LightPath Technologies, Inc. Class A (b)	376	801
Littelfuse, Inc.	43,846	9,098,045
LRAD Corp. (b)	56,581	122,215
Luna Innovations, Inc. (b)	1,444	3,841
Maxwell Technologies, Inc. (a)(b)	38,769	220,596
Mesa Laboratories, Inc.	4,836	633,516
Methode Electronics, Inc. Class A	72,142	2,846,002
MicroVision, Inc. (a)(b)	117,860	129,646
MTS Systems Corp. (a)	29,288	1,433,648
National Instruments Corp.	204,510	10,340,026
Neonode, Inc. (a)(b)	33,197	16,270
NetList, Inc. (a)(b)	104,599	30,909
Novanta, Inc. (b)	69,461	3,879,397
OSI Systems, Inc. (b)	28,365	1,790,966
Park Electrochemical Corp.	28,127	478,722
PC Connection, Inc.	26,383	655,090
PC Mall, Inc. (b)	8,716	61,884
Perceptron, Inc. (b)	13,154	120,359
Plexus Corp. (b)	72,969	4,401,490
RadiSys Corp. (b)	34,231	29,439
Research Frontiers, Inc. (a)(b)	16,855	15,675
RF Industries Ltd.	5,778	18,201
Richardson Electronics Ltd.	23,707	190,367
Rogers Corp. (b)	31,193	4,283,423
Sanmina Corp. (b)	138,110	3,804,931
ScanSource, Inc. (b)	40,769	1,335,185
SYNNEX Corp.	50,673	6,265,716
Systemax, Inc.	23,392	668,309
TE Connectivity Ltd.	615,918	63,494,987
Tech Data Corp. (b)	64,965	6,713,483
Trimble, Inc. (b)	442,297	16,776,325
TTM Technologies, Inc. (a)(b)	152,901	2,470,880
Universal Display Corp.	75,720	9,828,456
VeriFone Systems, Inc. (b)	198,885	3,301,491
Vishay Intertechnology, Inc.	233,503	4,296,455
Vishay Precision Group, Inc. (b)	17,938	537,243
Wayside Technology Group, Inc.	1,232	17,248
Wireless Telecom Group, Inc. (b)	11,200	23,408
Zebra Technologies Corp. Class A (b)	97,337	13,446,133
		472,020,880
Internet Software & Services - 4.6%
2U, Inc. (a)(b)	117,669	9,740,640
Akamai Technologies, Inc. (b)	294,471	19,865,014
Alarm.com Holdings, Inc. (a)(b)	76,969	2,781,275
Alphabet, Inc.:
Class A (b)	524,987	579,543,649
Class C (b)	542,365	599,166,886
Amber Road, Inc. (b)	55,819	507,953
ANGI Homeservices, Inc. Class A (a)(b)	79,036	1,168,942
AppFolio, Inc. (b)	18,857	756,166
Apptio, Inc. Class A (b)	10,079	291,283
Autoweb, Inc. (b)	9,434	66,604
Benefitfocus, Inc. (a)(b)	38,811	939,226
BlackLine, Inc. (a)(b)	64,906	2,855,864
Blucora, Inc. (b)	88,148	2,053,848
Box, Inc. Class A (b)	216,524	5,209,567
Brightcove, Inc. (b)	59,246	405,835
BroadVision, Inc. (b)	490	1,372
Carbonite, Inc. (a)(b)	40,379	1,136,669
Care.com, Inc. (b)	25,585	457,460
CarGurus, Inc. Class A (a)	63,394	2,046,358
ChannelAdvisor Corp. (b)	32,537	287,952
Cloudera, Inc.	138,832	2,644,750
CommerceHub, Inc.:
Series A (a)(b)	21,320	422,562
Series C (b)	54,178	1,032,091
Cornerstone OnDemand, Inc. (b)	104,237	4,273,717
CoStar Group, Inc. (b)	65,165	22,294,901
Coupa Software, Inc. (b)	54,059	2,411,031
Determine, Inc. (b)	552	845
DHI Group, Inc. (b)	141,360	233,244
eBay, Inc. (b)	1,720,569	73,743,587
eGain Communications Corp. (b)	8,558	66,325
Endurance International Group Holdings, Inc. (a)(b)	119,063	869,160
Envestnet, Inc. (b)	83,097	4,578,645
Etsy, Inc. (b)	195,696	4,953,066
Facebook, Inc. Class A (b)	4,244,505	756,880,132
Five9, Inc. (b)	92,098	2,796,095
GlowPoint, Inc. (b)	18,770	5,179
GoDaddy, Inc. (b)	179,895	10,759,520
Gogo, Inc. (a)(b)	109,584	995,023
GrubHub, Inc. (a)(b)	156,062	15,514,123
GTT Communications, Inc. (a)(b)	62,973	3,249,407
Hortonworks, Inc. (b)	79,816	1,435,092
IAC/InterActiveCorp (b)	133,418	19,867,274
Instructure, Inc. (b)	89,214	3,871,888
Internap Network Services Corp. (b)	24,920	324,458
Inuvo, Inc. (b)	9,640	8,385
iPass, Inc. (b)	33,662	13,640
j2 Global, Inc.	83,229	6,160,611
Leaf Group Ltd. (b)	19,244	148,179
Limelight Networks, Inc. (b)	172,777	698,019
Liquidity Services, Inc. (b)	37,923	259,773
LivePerson, Inc. (b)	99,233	1,433,917
LogMeIn, Inc.	94,017	10,863,664
Marchex, Inc. Class B	28,685	91,792
Marin Software, Inc. (b)	1,425	11,115
Match Group, Inc. (a)(b)	103,238	4,134,682
MeetMe, Inc. (a)(b)	113,904	298,428
MINDBODY, Inc. (a)(b)	51,352	1,830,699
MongoDB, Inc. Class A	53,983	1,738,792
MuleSoft, Inc. Class A (a)	80,667	2,490,997
New Relic, Inc. (b)	99,630	7,151,441
NIC, Inc.	110,917	1,497,380
Nutanix, Inc. Class A (a)(b)	104,635	3,813,946
Okta, Inc.	80,156	3,093,220
Ominto, Inc. (a)(b)	11,014	37,117
Pandora Media, Inc. (a)(b)	408,712	1,802,420
Q2 Holdings, Inc. (b)	56,898	2,591,704
QuinStreet, Inc. (b)	48,878	641,768
Qumu Corp. (b)	6,017	11,492
Quotient Technology, Inc. (b)	132,658	1,744,453
Reis, Inc.	8,134	156,580
Remark Holdings, Inc. (a)(b)	26,781	200,322
SecureWorks Corp. (b)	18,872	186,267
Shutterstock, Inc. (a)(b)	29,764	1,495,641
SPS Commerce, Inc. (b)	30,117	1,807,622
Stamps.com, Inc. (a)(b)	29,462	5,628,715
Support.com, Inc. (b)	39,218	107,457
Synacor, Inc. (b)	20,037	40,074
TechTarget, Inc. (b)	23,593	407,687
Telaria, Inc. (b)	40,833	157,207
The Trade Desk, Inc. (a)(b)	37,435	2,106,093
Travelzoo, Inc. (b)	5,383	34,451
TrueCar, Inc. (b)	124,192	1,377,289
Twilio, Inc. Class A (a)(b)	121,473	4,149,518
Twitter, Inc. (b)	1,147,274	36,552,150
VeriSign, Inc. (a)(b)	147,930	17,162,839
Veritone, Inc. (a)	11,539	160,969
Web.com Group, Inc. (a)(b)	88,964	1,601,352
XO Group, Inc. (b)	81,695	1,574,263
Yelp, Inc. (b)	147,397	6,420,613
Yext, Inc. (a)	22,445	285,052
Zillow Group, Inc.:
Class A (b)	72,361	3,440,042
Class C (a)(b)	192,635	9,182,910
		2,309,307,425
IT Services - 4.1%
Accenture PLC Class A	1,096,975	176,623,945
Acxiom Corp. (b)	136,727	3,742,218
Alliance Data Systems Corp.	90,040	21,696,038
Automatic Data Processing, Inc.	788,044	90,877,234
Blackhawk Network Holdings, Inc. (b)	106,476	4,764,801
Booz Allen Hamilton Holding Corp. Class A	266,230	10,098,104
Broadridge Financial Solutions, Inc.	205,695	20,647,664
CACI International, Inc. Class A (b)	43,520	6,486,656
Cass Information Systems, Inc.	16,566	970,105
Cognizant Technology Solutions Corp. Class A	1,047,041	85,878,303
Computer Task Group, Inc. (b)	11,646	92,819
Conduent, Inc. (b)	334,916	6,329,912
Convergys Corp.	164,874	3,826,726
CoreLogic, Inc. (b)	146,089	6,647,050
CSG Systems International, Inc.	60,961	2,845,659
CSP, Inc.	3,696	43,391
CSRA, Inc.	290,218	11,762,536
DST Systems, Inc.	112,242	9,335,167
DXC Technology Co.	505,715	51,856,016
Edgewater Technology, Inc. (b)	2,875	19,004
EPAM Systems, Inc. (b)	87,104	9,853,204
Euronet Worldwide, Inc. (b)	99,267	8,424,790
Everi Holdings, Inc. (b)	99,354	740,187
EVERTEC, Inc.	105,730	1,712,826
ExlService Holdings, Inc. (b)	59,903	3,415,669
Fidelity National Information Services, Inc.	590,554	57,390,038
First Data Corp. Class A (b)	808,392	12,627,083
Fiserv, Inc. (b)	370,976	53,194,249
FleetCor Technologies, Inc. (b)	158,984	31,785,671
Gartner, Inc. (b)	164,540	18,660,481
Genpact Ltd.	264,705	8,303,796
Global Payments, Inc.	281,234	31,889,123
Hackett Group, Inc.	39,872	718,892
Helios and Matheson Analytics, Inc. (a)(b)	30,142	143,476
IBM Corp.	1,531,835	238,705,848
Information Services Group, Inc. (b)	18,000	75,960
Innodata, Inc. (b)	14,010	16,252
Jack Henry & Associates, Inc.	139,152	16,322,530
Leidos Holdings, Inc.	255,738	16,190,773
ManTech International Corp. Class A	47,385	2,671,092
MasterCard, Inc. Class A	1,650,260	290,049,698
Mattersight Corp. (a)(b)	9,437	22,177
Maximus, Inc.	120,295	8,057,359
ModusLink Global Solutions, Inc. (b)	31,030	72,921
MoneyGram International, Inc. (b)	66,937	718,234
Paychex, Inc.	568,619	37,034,155
PayPal Holdings, Inc. (b)	2,005,100	159,224,991
Perficient, Inc. (b)	51,600	1,004,652
PFSweb, Inc. (b)	22,457	160,792
Presidio, Inc. (a)	95,619	1,397,950
PRG-Schultz International, Inc. (b)	36,569	274,268
Sabre Corp. (a)	375,253	8,619,561
Science Applications International Corp.	74,228	5,373,365
ServiceSource International, Inc. (b)	93,929	343,780
Square, Inc. (a)(b)	475,824	21,911,695
StarTek, Inc. (b)	15,709	169,657
Sykes Enterprises, Inc. (b)	77,094	2,240,352
Syntel, Inc. (a)(b)	71,654	1,923,910
Teradata Corp. (a)(b)	220,606	8,122,713
The Western Union Co.	833,977	16,529,424
Total System Services, Inc.	300,351	26,415,870
Travelport Worldwide Ltd.	241,707	3,444,325
Ttec Holdings, Inc.	29,721	1,059,554
Unisys Corp. (a)(b)	94,015	1,052,968
Virtusa Corp. (b)	48,896	2,333,317
Visa, Inc. Class A	3,219,554	395,811,969
WEX, Inc. (b)	68,406	10,230,117
WidePoint Corp. (b)	71,654	32,961
Worldpay, Inc. (b)	526,125	42,763,440
		2,073,781,463
Semiconductors & Semiconductor Equipment - 3.9%
Acacia Communications, Inc. (a)(b)	33,173	1,283,795
Adesto Technologies Corp. (b)	10,383	66,970
Advanced Energy Industries, Inc. (b)	70,933	4,704,277
Advanced Micro Devices, Inc. (a)(b)	1,457,245	17,647,237
AEHR Test Systems (b)	18,931	43,352
Alpha & Omega Semiconductor Ltd. (b)	32,383	497,727
Amkor Technology, Inc. (b)	223,902	2,250,215
Amtech Systems, Inc. (b)	13,719	104,127
Analog Devices, Inc.	653,157	58,882,104
Applied Materials, Inc.	1,889,989	108,844,467
Aquantia Corp. (a)(b)	25,937	357,931
Axcelis Technologies, Inc. (b)	55,214	1,349,982
AXT, Inc. (a)(b)	68,422	511,454
Broadcom Ltd.	722,904	178,166,920
Brooks Automation, Inc.	126,012	3,365,781
Cabot Microelectronics Corp.	44,714	4,556,357
Cavium, Inc. (b)	121,049	10,778,203
Ceva, Inc. (b)	37,331	1,371,914
Cirrus Logic, Inc. (b)	115,056	5,098,131
Cohu, Inc.	83,996	1,682,440
Cree, Inc. (a)(b)	179,530	6,791,620
CVD Equipment Corp. (a)(b)	24,298	214,065
CyberOptics Corp. (a)(b)	9,251	151,716
Cypress Semiconductor Corp.	603,136	10,536,786
Diodes, Inc. (b)	66,747	2,009,085
DSP Group, Inc. (b)	64,723	786,384
Entegris, Inc.	244,281	8,110,129
Experi Corp.	89,409	1,971,468
First Solar, Inc. (b)	142,742	8,971,335
FormFactor, Inc. (b)	123,711	1,620,614
GSI Technology, Inc. (b)	18,344	138,681
Ichor Holdings Ltd. (a)(b)	29,846	771,221
Impinj, Inc. (a)(b)	40,581	517,002
Inphi Corp. (a)(b)	81,649	2,265,760
Integrated Device Technology, Inc. (b)	240,699	7,302,808
Intel Corp.	8,335,907	410,876,856
Intermolecular, Inc. (b)	6,975	10,114
Intest Corp. (b)	2,175	16,748
KLA-Tencor Corp.	280,508	31,784,361
Kopin Corp. (a)(b)	88,411	270,538
Kulicke & Soffa Industries, Inc. (b)	125,107	2,914,993
Lam Research Corp.	284,554	54,594,530
Lattice Semiconductor Corp. (b)	220,983	1,328,108
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	79,684	1,700,457
Marvell Technology Group Ltd.	752,545	17,677,282
Maxim Integrated Products, Inc.	498,516	30,379,565
MaxLinear, Inc. Class A (b)	115,923	2,634,930
Microchip Technology, Inc. (a)	410,203	36,479,353
Micron Technology, Inc. (b)	2,048,082	99,966,882
Microsemi Corp. (b)	218,164	14,158,844
MKS Instruments, Inc.	93,742	10,438,172
Monolithic Power Systems, Inc.	69,641	8,152,175
MoSys, Inc. (b)	6,042	8,580
Nanometrics, Inc. (b)	47,602	1,256,217
NeoPhotonics Corp. (a)(b)	44,702	271,341
NVE Corp.	7,985	555,037
NVIDIA Corp.	1,078,334	260,956,828
ON Semiconductor Corp. (b)	776,853	18,582,324
PDF Solutions, Inc. (a)(b)	47,788	532,358
Photronics, Inc. (b)	101,617	792,613
Pixelworks, Inc. (b)	39,177	172,379
Power Integrations, Inc.	52,203	3,508,042
Qorvo, Inc. (b)	226,420	18,274,358
Qualcomm, Inc.	2,626,174	170,701,310
QuickLogic Corp. (a)(b)	142,208	228,955
Rambus, Inc. (b)	201,505	2,561,129
Rubicon Technology, Inc. (b)	2,504	18,054
Rudolph Technologies, Inc. (b)	69,669	1,849,712
Semtech Corp. (b)	131,349	4,419,894
Sigma Designs, Inc. (b)	63,510	381,060
Silicon Laboratories, Inc. (b)	78,252	7,316,562
Skyworks Solutions, Inc.	330,946	36,155,851
SMART Global Holdings, Inc.	13,359	463,824
SolarEdge Technologies, Inc. (b)	61,683	3,087,234
SunPower Corp. (a)(b)	97,783	693,281
Synaptics, Inc. (a)(b)	66,113	3,072,271
Teradyne, Inc.	378,289	17,174,321
Texas Instruments, Inc.	1,752,599	189,894,102
Ultra Clean Holdings, Inc. (a)(b)	60,588	1,166,925
Veeco Instruments, Inc. (b)	86,705	1,573,696
Versum Materials, Inc.	198,986	7,366,462
Xcerra Corp. (b)	98,441	984,410
Xilinx, Inc.	448,766	31,974,578
		1,963,099,674
Software - 5.6%
8x8, Inc. (b)	162,409	2,963,964
A10 Networks, Inc. (b)	73,118	459,181
ACI Worldwide, Inc. (b)	200,153	4,733,618
Activision Blizzard, Inc.	1,345,611	98,404,532
Adobe Systems, Inc. (b)	877,013	183,409,729
Agilysys, Inc. (b)	38,149	426,124
Altair Engineering, Inc. Class A (b)	83,373	2,194,377
American Software, Inc. Class A	55,166	686,265
ANSYS, Inc. (b)	151,566	24,241,466
Appian Corp. Class A (a)	19,112	516,788
Aspen Technology, Inc. (b)	131,521	10,163,943
Asure Software, Inc. (a)(b)	8,721	124,274
Autodesk, Inc. (b)	385,200	45,249,444
Black Knight, Inc. (b)	194,802	9,282,315
Blackbaud, Inc.	87,315	8,951,534
Bottomline Technologies, Inc. (b)	62,280	2,365,394
BSQUARE Corp. (b)	11,182	40,814
CA Technologies, Inc.	560,057	19,658,001
Cadence Design Systems, Inc. (b)	495,754	19,220,383
Callidus Software, Inc. (b)	115,529	4,147,491
CDK Global, Inc.	250,362	17,194,862
Citrix Systems, Inc. (b)	260,051	23,924,692
CommVault Systems, Inc. (b)	75,089	3,908,382
Datawatch Corp. (b)	9,730	90,976
Digimarc Corp. (a)(b)	18,523	479,746
Digital Turbine, Inc. (b)	41,910	94,298
Document Security Systems, Inc. (b)	4,956	5,452
Ebix, Inc.	42,676	3,582,650
Electronic Arts, Inc. (b)	545,224	67,444,209
Ellie Mae, Inc. (a)(b)	59,098	5,240,220
Everbridge, Inc. (b)	29,747	949,227
Evolving Systems, Inc. (b)	4,973	27,103
Fair Isaac Corp.	53,660	9,118,980
FireEye, Inc. (a)(b)	313,727	5,204,731
Forescout Technologies, Inc. (b)	43,159	1,285,275
Fortinet, Inc. (b)	260,319	13,138,300
Glu Mobile, Inc. (b)	173,754	644,627
GSE Systems, Inc. (b)	388	1,300
Guidewire Software, Inc. (a)(b)	129,374	10,391,320
HubSpot, Inc. (a)(b)	62,149	6,901,646
Imperva, Inc. (b)	51,764	2,414,791
Inseego Corp. (b)	35,452	66,295
Intuit, Inc.	430,269	71,794,685
Manhattan Associates, Inc. (a)(b)	127,067	5,349,521
Microsoft Corp.	13,733,451	1,287,785,700
MicroStrategy, Inc. Class A (b)	16,727	2,140,721
Mitek Systems, Inc. (b)	45,058	344,694
MobileIron, Inc. (b)	70,668	339,206
Model N, Inc. (b)	64,636	1,105,276
Monotype Imaging Holdings, Inc.	66,977	1,614,146
NetSol Technologies, Inc. (b)	10,165	48,284
Nuance Communications, Inc. (b)	461,370	7,409,602
Oracle Corp.	5,423,242	274,795,672
Parametric Technology Corp. (b)	208,715	15,394,818
Park City Group, Inc. (a)(b)	18,083	187,159
Paycom Software, Inc. (a)(b)	99,850	9,877,162
Paylocity Holding Corp. (b)	45,248	2,116,249
Pegasystems, Inc.	63,152	3,662,816
Progress Software Corp.	78,882	3,697,199
Proofpoint, Inc. (b)	76,136	8,159,495
PROS Holdings, Inc. (a)(b)	55,472	1,739,047
QAD, Inc.:
Class A	10,065	452,925
Class B	4,298	149,570
Qualys, Inc. (b)	57,308	4,243,657
Rapid7, Inc. (b)	37,409	987,972
RealNetworks, Inc. (b)	28,670	79,703
RealPage, Inc. (b)	107,924	5,639,029
Red Hat, Inc. (b)	313,447	46,202,088
RingCentral, Inc. (b)	118,298	7,411,370
Rosetta Stone, Inc. (b)	22,826	312,488
Salesforce.com, Inc. (b)	1,212,331	140,933,479
SeaChange International, Inc. (b)	36,866	113,547
ServiceNow, Inc. (b)	306,489	49,347,794
SITO Mobile Ltd. (b)	17,979	93,671
Smith Micro Software, Inc. (a)(b)	10,363	22,384
Snap, Inc. Class A (a)(b)	409,280	7,088,730
Sonic Foundry, Inc. (b)	155	364
Splunk, Inc. (b)	244,410	22,779,012
SS&C Technologies Holdings, Inc.	313,011	15,500,305
Symantec Corp.	1,101,352	28,954,544
Synchronoss Technologies, Inc. (a)(b)	70,331	656,892
Synopsys, Inc. (b)	265,684	22,495,464
Tableau Software, Inc. (b)	110,209	9,000,769
Take-Two Interactive Software, Inc. (b)	202,290	22,630,182
TeleNav, Inc. (b)	46,856	255,365
The Rubicon Project, Inc. (b)	59,339	95,536
TiVo Corp.	211,366	3,170,490
Tyler Technologies, Inc. (b)	60,606	12,309,685
Ultimate Software Group, Inc. (a)(b)	52,907	12,616,203
Upland Software, Inc. (b)	13,813	329,578
Varonis Systems, Inc. (b)	31,174	1,750,420
Vasco Data Security International, Inc. (b)	48,861	588,775
Verint Systems, Inc. (b)	117,045	4,553,051
VirnetX Holding Corp. (a)(b)	93,723	360,834
VMware, Inc. Class A (a)(b)	124,928	16,459,264
Workday, Inc. Class A (b)	240,214	30,427,907
Workiva, Inc. (b)	43,324	985,621
Zedge, Inc. (b)	14,921	49,239
Zendesk, Inc. (b)	202,958	8,763,726
Zix Corp. (b)	69,803	282,702
Zynga, Inc. (b)	1,392,357	4,817,555
		2,789,822,061
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(b)	198,011	1,881,105
Apple, Inc.	9,145,246	1,628,951,144
Astro-Med, Inc.	4,606	61,951
Avid Technology, Inc. (a)(b)	38,570	184,750
Concurrent Computer Corp.	6,675	35,711
CPI Card Group (a)	4,456	11,363
Cray, Inc. (b)	76,017	1,657,171
Diebold Nixdorf, Inc. (a)	123,985	1,946,565
Eastman Kodak Co. (a)(b)	64,018	336,095
Electronics for Imaging, Inc. (b)	82,143	2,249,897
Everspin Technologies, Inc. (a)(b)	9,978	76,731
Hewlett Packard Enterprise Co.	2,841,574	52,824,861
HP, Inc.	2,987,991	69,889,109
Immersion Corp. (a)(b)	59,681	691,703
Intevac, Inc. (b)	29,097	176,037
ITUS Corp. (a)(b)	25,229	83,003
NCR Corp. (b)	216,399	7,141,167
NetApp, Inc.	473,434	28,666,429
Pure Storage, Inc. Class A (a)(b)	209,911	4,548,771
Quantum Corp. (a)(b)	41,835	153,116
Seagate Technology LLC (a)	513,334	27,412,036
Super Micro Computer, Inc. (a)(b)	65,674	1,188,699
Transact Technologies, Inc.	3,411	47,242
U.S.A. Technologies, Inc. (a)(b)	68,908	561,600
Western Digital Corp.	529,836	46,116,925
Xerox Corp.	410,942	12,459,761
Xplore Technologies Corp. (b)	2,067	6,346
		1,889,359,288

TOTAL INFORMATION TECHNOLOGY		12,095,296,931

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	54,023	2,368,909
Advanced Emissions Solutions, Inc. (a)	57,241	551,803
AdvanSix, Inc. (b)	52,136	2,155,824
AgroFresh Solutions, Inc. (b)	38,931	301,326
Air Products & Chemicals, Inc.	385,828	62,037,284
Albemarle Corp. U.S.	198,982	19,983,762
American Vanguard Corp.	44,829	874,166
Ashland Global Holdings, Inc.	107,479	7,611,663
Axalta Coating Systems Ltd. (b)	400,178	12,325,482
Balchem Corp.	57,069	4,294,442
Cabot Corp.	106,306	6,397,495
Calgon Carbon Corp.	83,129	1,766,491
Celanese Corp. Class A	246,718	24,883,977
CF Industries Holdings, Inc.	413,542	17,054,472
Chase Corp.	19,479	2,025,816
Codexis, Inc. (b)	54,787	523,216
Core Molding Technologies, Inc.	10,858	197,616
DowDuPont, Inc.	4,167,789	292,995,567
Eastman Chemical Co.	259,233	26,203,272
Ecolab, Inc.	467,194	60,945,457
Ferro Corp. (b)	133,620	2,858,132
Flotek Industries, Inc. (a)(b)	98,612	586,741
FMC Corp.	235,247	18,462,185
FutureFuel Corp.	37,844	453,750
H.B. Fuller Co.	88,055	4,437,091
Hawkins, Inc.	13,930	466,655
Huntsman Corp.	374,240	12,076,725
Ingevity Corp. (b)	80,091	5,999,617
Innophos Holdings, Inc.	32,175	1,337,193
Innospec, Inc.	41,822	2,716,339
International Flavors & Fragrances, Inc.	145,054	20,488,878
Intrepid Potash, Inc. (a)(b)	199,844	661,484
KMG Chemicals, Inc.	19,191	1,150,884
Koppers Holdings, Inc. (b)	34,144	1,379,418
Kraton Performance Polymers, Inc. (b)	55,754	2,364,527
Kronos Worldwide, Inc.	34,238	734,405
LSB Industries, Inc. (a)(b)	28,693	214,337
LyondellBasell Industries NV Class A	580,455	62,816,840
Marrone Bio Innovations, Inc. (a)(b)	15,737	17,468
Minerals Technologies, Inc.	69,103	4,747,376
Monsanto Co.	778,073	95,990,866
NewMarket Corp.	16,721	6,987,873
Olin Corp.	290,042	9,426,365
OMNOVA Solutions, Inc. (b)	62,393	630,169
Platform Specialty Products Corp. (b)	374,823	3,913,152
PolyOne Corp.	144,671	5,976,359
PPG Industries, Inc.	447,686	50,337,814
PQ Group Holdings, Inc.	137,063	1,836,644
Praxair, Inc.	503,951	75,466,662
Quaker Chemical Corp.	22,939	3,269,496
Rayonier Advanced Materials, Inc.	82,695	1,684,497
RPM International, Inc.	250,289	12,456,884
Senomyx, Inc. (b)	66,138	78,704
Sensient Technologies Corp.	86,306	6,209,717
Sherwin-Williams Co.	146,294	58,748,745
Stepan Co.	34,404	2,755,760
The Chemours Co. LLC	326,423	15,508,357
The Mosaic Co.	610,934	16,079,783
The Scotts Miracle-Gro Co. Class A (a)	77,671	6,977,963
Trecora Resources (b)	28,770	319,347
Tredegar Corp.	71,882	1,146,518
Trinseo SA	75,141	5,981,224
Tronox Ltd. Class A	158,750	2,901,950
Valhi, Inc.	35,553	202,297
Valvoline, Inc.	351,998	8,064,274
Venator Materials PLC	82,940	1,587,472
W.R. Grace & Co.	118,963	7,872,971
Westlake Chemical Corp.	64,435	6,975,733
Yield10 Bioscience, Inc. (b)	693	1,053
		1,098,856,734
Construction Materials - 0.1%
Eagle Materials, Inc.	85,683	8,588,007
Forterra, Inc. (b)	32,917	233,382
Foundation Building Materials, Inc.	21,184	290,009
Martin Marietta Materials, Inc.	109,383	22,306,475
Summit Materials, Inc.	195,061	6,169,779
U.S. Concrete, Inc. (a)(b)	26,762	1,946,936
United States Lime & Minerals, Inc.	4,018	286,122
Vulcan Materials Co.	235,118	27,680,442
		67,501,152
Containers & Packaging - 0.4%
Aptargroup, Inc.	119,670	10,700,891
Avery Dennison Corp.	154,788	18,288,202
Ball Corp.	620,858	24,803,277
Bemis Co., Inc.	175,245	7,726,552
Berry Global Group, Inc. (b)	227,608	12,381,875
Crown Holdings, Inc. (b)	233,058	11,615,611
Graphic Packaging Holding Co.	529,162	8,101,470
Greif, Inc. Class A	63,236	3,640,497
International Paper Co.	730,930	43,556,119
Myers Industries, Inc.	29,894	566,491
Owens-Illinois, Inc. (b)	287,201	6,192,054
Packaging Corp. of America	166,963	19,901,990
Sealed Air Corp.	328,644	13,924,646
Silgan Holdings, Inc.	135,972	3,868,403
Sonoco Products Co.	183,166	8,786,473
UFP Technologies, Inc. (b)	14,187	403,620
WestRock Co.	453,830	29,843,861
		224,302,032
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)(b)	525,512	2,711,642
Alcoa Corp. (b)	299,210	13,455,474
Allegheny Technologies, Inc. (a)(b)	218,111	5,651,256
Ampco-Pittsburgh Corp.	10,414	106,223
Atkore International Group, Inc. (b)	52,989	1,151,981
Carpenter Technology Corp.	80,027	4,076,575
Century Aluminum Co. (b)	86,859	1,654,664
Cliffs Natural Resources, Inc. (a)(b)	491,448	3,454,879
Coeur d'Alene Mines Corp. (b)	321,230	2,457,410
Commercial Metals Co.	192,032	4,666,378
Compass Minerals International, Inc.	56,608	3,413,462
Comstock Mining, Inc. (a)(b)	11,344	3,517
Freeport-McMoRan, Inc. (b)	2,385,782	44,375,545
Friedman Industries	2,001	12,126
General Moly, Inc. (b)	60,513	23,782
Gold Resource Corp.	109,163	444,293
Golden Minerals Co. (a)(b)	71,014	26,630
Haynes International, Inc.	18,364	763,942
Hecla Mining Co.	683,190	2,500,475
Kaiser Aluminum Corp.	27,980	2,808,353
Materion Corp.	35,727	1,800,641
McEwen Mining, Inc. (a)	403,016	785,881
Newmont Mining Corp.	957,989	36,595,180
Nucor Corp.	558,044	36,496,078
Olympic Steel, Inc.	12,703	286,199
Paramount Gold Nevada Corp. (b)	7,958	10,107
Pershing Gold Corp. (a)(b)	31,696	69,097
Reliance Steel & Aluminum Co.	131,422	11,850,322
Royal Gold, Inc.	120,358	9,721,316
Ryerson Holding Corp. (a)(b)	30,039	303,394
Schnitzer Steel Industries, Inc. Class A	47,241	1,606,194
Solitario Exploration & Royalty Corp. (b)	18,115	9,601
Steel Dynamics, Inc.	449,332	20,781,605
SunCoke Energy, Inc. (b)	99,267	1,060,172
Synalloy Corp.	8,615	118,026
TimkenSteel Corp. (a)(b)	69,807	1,142,043
U.S. Antimony Corp. (b)	24,962	6,865
U.S. Gold Corp.	46	83
United States Steel Corp.	307,753	13,390,333
Universal Stainless & Alloy Products, Inc. (b)	6,659	169,072
Worthington Industries, Inc.	90,980	4,024,955
		233,985,771
Paper & Forest Products - 0.1%
Boise Cascade Co.	63,767	2,569,810
Clearwater Paper Corp. (b)	35,821	1,346,870
Domtar Corp.	128,751	5,762,895
Kapstone Paper & Packaging Corp.	150,928	5,265,878
Louisiana-Pacific Corp.	261,592	7,455,372
Mercer International, Inc. (SBI)	69,702	920,066
Neenah, Inc.	30,046	2,303,026
P.H. Glatfelter Co.	69,408	1,416,617
Resolute Forest Products (b)	146,819	1,189,234
Schweitzer-Mauduit International, Inc.	57,402	2,250,732
Verso Corp. (b)	59,171	1,037,859
		31,518,359

TOTAL MATERIALS		1,656,164,048

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	161,267	3,883,309
Agree Realty Corp.	50,269	2,367,670
Alexander & Baldwin, Inc.	155,313	3,415,333
Alexanders, Inc.	6,764	2,471,092
Alexandria Real Estate Equities, Inc. (a)	179,252	21,745,060
American Assets Trust, Inc.	89,595	2,841,953
American Campus Communities, Inc.	238,326	8,694,132
American Homes 4 Rent Class A	437,349	8,392,727
American Tower Corp.	762,823	106,284,129
Apartment Investment & Management Co. Class A	262,560	10,150,570
Apple Hospitality (REIT), Inc.	366,638	6,229,180
Armada Hoffler Properties, Inc.	88,352	1,155,644
Ashford Hospitality Prime, Inc.	47,533	408,784
Ashford Hospitality Trust, Inc.	123,613	681,108
AvalonBay Communities, Inc.	243,609	38,007,876
Bluerock Residential Growth (REIT), Inc. (a)	90,320	680,110
Boston Properties, Inc.	278,059	33,052,873
Brandywine Realty Trust (SBI)	276,702	4,333,153
Brixmor Property Group, Inc.	560,616	8,711,973
BRT Realty Trust (a)	189,164	1,974,872
Camden Property Trust (SBI)	177,479	14,146,851
CareTrust (REIT), Inc.	143,665	1,903,561
CatchMark Timber Trust, Inc.	100,692	1,317,051
CBL & Associates Properties, Inc. (a)	283,674	1,313,411
Cedar Realty Trust, Inc.	134,023	532,071
Chatham Lodging Trust	76,647	1,394,209
Chesapeake Lodging Trust	98,722	2,552,951
CIM Commercial Trust Corp.	6,057	95,095
City Office REIT, Inc.	67,579	678,493
Clipper Realty, Inc. (a)	6,962	61,962
Colony NorthStar, Inc. (a)	946,716	7,365,450
Columbia Property Trust, Inc.	198,850	4,142,046
Community Healthcare Trust, Inc.	41,798	983,925
Condor Hospitality Trust, Inc.	108	1,101
CorEnergy Infrastructure Trust, Inc. (a)	14,135	507,022
CoreSite Realty Corp.	56,759	5,326,832
Corporate Office Properties Trust (SBI)	181,324	4,525,847
Corrections Corp. of America	203,536	4,231,513
Cousins Properties, Inc.	673,063	5,613,345
Crown Castle International Corp.	720,166	79,261,470
CubeSmart	309,180	8,289,116
CyrusOne, Inc.	170,561	8,510,994
DCT Industrial Trust, Inc.	187,037	10,352,498
DDR Corp.	536,213	4,182,461
DiamondRock Hospitality Co.	332,744	3,420,608
Digital Realty Trust, Inc.	362,140	36,445,770
Douglas Emmett, Inc.	264,925	9,471,069
Duke Realty Corp.	634,902	15,726,523
Easterly Government Properties, Inc.	64,416	1,226,481
EastGroup Properties, Inc.	54,382	4,406,573
Education Realty Trust, Inc.	129,203	4,023,381
Empire State Realty Trust, Inc.	295,222	4,977,443
EPR Properties	106,196	6,120,075
Equinix, Inc.	138,885	54,456,809
Equity Commonwealth (b)	213,360	6,277,051
Equity Lifestyle Properties, Inc.	165,789	14,027,407
Equity Residential (SBI)	645,605	36,302,369
Essex Property Trust, Inc.	116,687	26,118,051
Extra Space Storage, Inc.	218,411	18,575,856
Farmland Partners, Inc. (a)	105,443	792,931
Federal Realty Investment Trust (SBI)	126,706	14,436,882
First Industrial Realty Trust, Inc.	184,151	5,161,753
Forest City Realty Trust, Inc. Class A	477,333	10,152,873
Four Corners Property Trust, Inc.	103,212	2,266,536
Franklin Street Properties Corp.	176,797	1,430,288
Front Yard Residential Corp. Class B	86,977	912,389
Gaming & Leisure Properties	346,079	11,510,588
General Growth Properties, Inc.	1,108,954	23,476,556
Getty Realty Corp.	48,238	1,138,417
Gladstone Commercial Corp.	76,606	1,295,407
Gladstone Land Corp. (a)	8,000	99,680
Global Medical REIT, Inc.	12,930	84,045
Global Net Lease, Inc.	110,110	1,722,120
Government Properties Income Trust	163,137	2,238,240
Gramercy Property Trust	276,707	5,990,707
HCP, Inc.	814,733	17,630,822
Healthcare Realty Trust, Inc.	262,572	6,971,287
Healthcare Trust of America, Inc.	387,197	9,621,845
Hersha Hospitality Trust	71,283	1,197,554
Highwoods Properties, Inc. (SBI)	185,987	7,999,301
Hospitality Properties Trust (SBI)	292,755	7,447,687
Host Hotels & Resorts, Inc.	1,297,018	24,072,654
Hudson Pacific Properties, Inc.	285,636	9,017,529
Independence Realty Trust, Inc.	140,119	1,193,814
InfraReit, Inc.	82,809	1,543,560
Investors Real Estate Trust	202,786	942,955
Invitation Homes, Inc.	524,758	11,413,487
Iron Mountain, Inc.	505,986	15,918,320
iStar Financial, Inc. (a)(b)	102,599	1,036,250
JBG SMITH Properties	174,423	5,694,911
Jernigan Capital, Inc. (a)	21,201	358,085
Kilroy Realty Corp.	169,012	11,509,717
Kimco Realty Corp.	744,326	11,135,117
Kite Realty Group Trust	145,444	2,202,022
Lamar Advertising Co. Class A	144,792	9,624,324
LaSalle Hotel Properties (SBI) (a)	187,702	4,604,330
Lexington Corporate Properties Trust	399,211	3,177,720
Liberty Property Trust (SBI)	243,797	9,571,470
Life Storage, Inc.	80,608	6,332,564
LTC Properties, Inc.	62,032	2,292,082
Mack-Cali Realty Corp.	154,097	2,602,698
MedEquities Realty Trust, Inc.	56,982	551,016
Medical Properties Trust, Inc.	636,344	7,801,577
Mid-America Apartment Communities, Inc.	212,495	18,236,321
Monmouth Real Estate Investment Corp. Class A	122,224	1,725,803
National Health Investors, Inc.	85,662	5,556,894
National Retail Properties, Inc.	290,818	10,830,062
National Storage Affiliates Trust	88,997	2,183,096
New Senior Investment Group, Inc.	149,321	1,206,514
NexPoint Residential Trust, Inc.	32,020	772,002
NorthStar Realty Europe Corp.	77,758	799,352
Omega Healthcare Investors, Inc. (a)	333,230	8,490,700
One Liberty Properties, Inc.	42,541	925,692
Outfront Media, Inc.	245,927	5,043,963
Paramount Group, Inc.	362,269	5,053,653
Park Hotels & Resorts, Inc.	279,908	7,274,809
Pebblebrook Hotel Trust (a)	119,218	4,054,604
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,101,044
Physicians Realty Trust	319,999	4,598,386
Piedmont Office Realty Trust, Inc. Class A	250,343	4,496,160
Potlatch Corp.	95,771	4,898,687
Power (REIT) (b)	718	4,380
Preferred Apartment Communities, Inc. Class A	51,100	711,823
Prologis, Inc.	934,899	56,729,671
PS Business Parks, Inc.	42,672	4,730,618
Public Storage	265,011	51,528,739
QTS Realty Trust, Inc. Class A	89,309	2,882,001
Quality Care Properties, Inc. (b)	156,460	1,938,539
RAIT Financial Trust	116,629	20,993
Ramco-Gershenson Properties Trust (SBI)	128,503	1,513,765
Rayonier, Inc.	230,983	7,851,112
Realty Income Corp.	518,221	25,486,109
Regency Centers Corp.	260,327	15,127,602
Retail Opportunity Investments Corp.	266,398	4,571,390
Retail Properties America, Inc.	409,657	4,899,498
Rexford Industrial Realty, Inc.	121,774	3,287,898
RLJ Lodging Trust	302,558	5,993,674
Ryman Hospitality Properties, Inc.	91,162	6,286,532
Sabra Health Care REIT, Inc.	302,193	5,101,018
Safety Income and Growth, Inc.	12,370	215,485
Saul Centers, Inc.	23,905	1,169,672
SBA Communications Corp. Class A (b)	208,263	32,753,522
Select Income REIT	130,864	2,377,799
Senior Housing Properties Trust (SBI)	425,667	6,444,598
Seritage Growth Properties (a)	43,689	1,651,444
Simon Property Group, Inc.	554,703	85,152,458
SL Green Realty Corp.	183,660	17,800,327
Sotherly Hotels, Inc.	2,721	16,516
Spirit Realty Capital, Inc.	831,107	6,482,635
Stag Industrial, Inc.	147,627	3,361,467
Store Capital Corp.	322,243	7,682,273
Summit Hotel Properties, Inc.	229,907	3,027,875
Sun Communities, Inc.	147,103	12,880,339
Sunstone Hotel Investors, Inc.	363,918	5,251,337
Tanger Factory Outlet Centers, Inc. (a)	158,086	3,528,480
Taubman Centers, Inc. (a)	102,172	5,972,975
Terreno Realty Corp.	83,145	2,769,560
The GEO Group, Inc.	214,441	4,567,593
The Macerich Co.	198,583	11,704,482
TIER REIT, Inc.	108,647	2,018,661
UDR, Inc.	504,145	16,949,355
UMH Properties, Inc.	79,886	932,270
Uniti Group, Inc. (a)	283,932	4,358,356
Universal Health Realty Income Trust (SBI)	38,916	2,154,390
Urban Edge Properties	187,255	4,040,963
Urstadt Biddle Properties, Inc. Class A	92,798	1,625,821
Ventas, Inc.	628,317	30,360,277
VEREIT, Inc.	1,684,858	11,541,277
Vornado Realty Trust	319,886	21,262,822
Washington Prime Group, Inc.	352,285	2,307,467
Washington REIT (SBI)	128,414	3,246,306
Weingarten Realty Investors (SBI)	218,157	5,918,599
Welltower, Inc.	660,268	34,664,070
Weyerhaeuser Co.	1,360,641	47,663,254
Wheeler REIT, Inc. (a)	6,770	33,985
Whitestone REIT Class B	105,336	1,299,846
WP Carey, Inc.	200,512	12,014,679
Xenia Hotels & Resorts, Inc.	170,955	3,362,685
		1,656,999,423
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	18,423	490,052
Boston Omaha Corp. (a)	13,217	330,161
CBRE Group, Inc. (b)	515,797	24,113,510
Consolidated-Tomoka Land Co.	6,987	432,705
Forestar Group, Inc. (a)(b)	22,360	552,292
FRP Holdings, Inc. (b)	3,842	200,745
HFF, Inc.	59,609	2,721,747
Howard Hughes Corp. (b)	67,898	8,703,845
Jones Lang LaSalle, Inc.	79,229	12,724,970
Kennedy-Wilson Holdings, Inc.	231,676	3,787,903
Marcus & Millichap, Inc. (b)	19,559	612,197
Maui Land & Pineapple, Inc. (b)	31,310	347,541
RE/MAX Holdings, Inc.	27,266	1,507,810
Realogy Holdings Corp. (a)	241,978	6,182,538
Redfin Corp. (a)	13,655	281,156
Stratus Properties, Inc.	12,801	380,190
Tejon Ranch Co. (b)	25,315	560,727
The St. Joe Co. (a)(b)	125,813	2,214,309
Transcontinental Realty Investors, Inc. (a)(b)	20,697	618,426
Trinity Place Holdings, Inc. (b)	7,019	42,114
		66,804,938

TOTAL REAL ESTATE		1,723,804,361

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc. (b)	135,810	286,559
Altice U.S.A., Inc. Class A (a)	135,431	2,464,844
AT&T, Inc.	10,935,125	396,945,038
Atlantic Tele-Network, Inc.	20,159	1,207,524
CenturyLink, Inc.	1,752,129	30,960,119
Cincinnati Bell, Inc. (b)	75,163	1,213,882
Cogent Communications Group, Inc.	79,491	3,406,189
Consolidated Communications Holdings, Inc. (a)	126,066	1,457,323
Frontier Communications Corp. (a)	131,607	925,197
Gci Liberty, Inc. Class A (b)	49,805	1,915,002
Globalstar, Inc. (a)(b)	800,187	760,658
Hawaiian Telcom Holdco, Inc. (b)	18,678	526,159
IDT Corp. Class B	44,765	540,761
Iridium Communications, Inc. (a)(b)	166,538	1,948,495
Ooma, Inc. (b)	37,459	398,938
ORBCOMM, Inc. (b)	123,895	1,288,508
Pareteum Corp. (a)(b)	88,901	202,694
PDVWireless, Inc. (b)	18,833	606,423
Verizon Communications, Inc.	7,307,894	348,878,860
Vonage Holdings Corp. (b)	383,634	3,893,885
WideOpenWest, Inc. (a)	35,967	347,441
Windstream Holdings, Inc. (a)	322,467	509,498
Zayo Group Holdings, Inc. (b)	326,134	11,691,904
		812,375,901
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	88,853
Boingo Wireless, Inc. (b)	75,566	2,000,232
NII Holdings, Inc. (b)	134,717	173,785
Shenandoah Telecommunications Co.	83,137	2,726,894
Spok Holdings, Inc.	43,148	670,951
Sprint Corp. (a)(b)	1,210,354	6,281,737
T-Mobile U.S., Inc. (b)	515,607	31,250,940
Telephone & Data Systems, Inc.	160,373	4,496,859
U.S. Cellular Corp. (b)	27,310	1,053,893
		48,744,144

TOTAL TELECOMMUNICATION SERVICES		861,120,045

UTILITIES - 2.7%
Electric Utilities - 1.5%
Allete, Inc.	92,545	6,306,942
Alliant Energy Corp.	399,095	15,425,022
American Electric Power Co., Inc.	860,400	56,425,032
Duke Energy Corp.	1,241,630	93,544,404
Edison International	575,291	34,856,882
El Paso Electric Co.	80,794	3,926,588
Entergy Corp.	331,899	25,164,582
Eversource Energy	554,857	31,626,849
Exelon Corp.	1,701,682	63,030,301
FirstEnergy Corp. (a)	790,189	25,546,810
Genie Energy Ltd. Class B	24,074	107,129
Great Plains Energy, Inc.	385,148	11,227,064
Hawaiian Electric Industries, Inc.	219,652	7,239,730
IDACORP, Inc.	102,567	8,313,055
MGE Energy, Inc.	67,317	3,534,143
NextEra Energy, Inc.	831,821	126,561,565
OGE Energy Corp.	377,699	11,837,087
Otter Tail Corp.	81,371	3,238,566
PG&E Corp.	910,308	37,404,556
Pinnacle West Capital Corp.	195,406	15,038,446
PNM Resources, Inc.	139,589	4,913,533
Portland General Electric Co.	147,815	5,872,690
PPL Corp.	1,196,554	34,281,272
Southern Co.	1,778,878	76,598,487
Spark Energy, Inc. Class A, (a)	24,582	228,613
Vistra Energy Corp. (a)(b)	550,902	10,439,593
Westar Energy, Inc.	261,746	12,754,883
Xcel Energy, Inc.	913,603	39,540,738
		764,984,562
Gas Utilities - 0.2%
Atmos Energy Corp.	195,837	15,762,920
Chesapeake Utilities Corp.	27,662	1,843,672
National Fuel Gas Co.	154,938	7,658,585
New Jersey Resources Corp.	144,194	5,493,791
Northwest Natural Gas Co.	56,327	2,937,453
ONE Gas, Inc.	93,649	5,955,140
RGC Resources, Inc.	6,537	163,098
South Jersey Industries, Inc.	141,912	3,719,514
Southwest Gas Holdings, Inc.	84,261	5,551,115
Spire, Inc.	89,693	6,081,185
UGI Corp.	304,467	13,119,483
WGL Holdings, Inc.	90,512	7,536,029
		75,821,985
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (b)	640,548	9,749,141
Dynegy, Inc. (a)(b)	219,293	2,681,953
NRG Energy, Inc.	543,641	14,058,556
NRG Yield, Inc.:
Class A	44,523	684,764
Class C	119,926	1,876,842
Ormat Technologies, Inc.	63,023	3,943,979
Pattern Energy Group, Inc. (a)	148,509	2,757,812
Terraform Power, Inc.	78,899	908,127
The AES Corp.	1,153,730	12,541,045
U.S. Geothermal, Inc. (b)	27,201	145,525
		49,347,744
Multi-Utilities - 0.8%
Ameren Corp.	427,084	23,190,661
Avangrid, Inc.	122,071	5,922,885
Avista Corp.	128,677	6,154,621
Black Hills Corp. (a)	93,372	4,742,364
CenterPoint Energy, Inc.	737,121	19,939,123
CMS Energy Corp.	470,546	19,974,678
Consolidated Edison, Inc.	544,257	40,759,407
Dominion Resources, Inc.	1,140,248	84,458,169
DTE Energy Co.	311,193	31,362,031
MDU Resources Group, Inc.	350,842	9,223,636
NiSource, Inc.	563,680	13,037,918
NorthWestern Energy Corp.	81,275	4,151,527
Public Service Enterprise Group, Inc.	894,940	43,341,944
SCANA Corp.	249,382	9,892,984
Sempra Energy (a)	441,376	48,101,156
Unitil Corp.	55,250	2,322,710
Vectren Corp.	162,155	9,769,839
WEC Energy Group, Inc.	555,778	33,302,218
		409,647,871
Water Utilities - 0.1%
American States Water Co.	72,116	3,830,802
American Water Works Co., Inc.	327,203	25,966,830
Aqua America, Inc.	336,537	11,506,200
AquaVenture Holdings Ltd. (a)(b)	20,099	258,272
Artesian Resources Corp. Class A	60,277	1,994,566
Cadiz, Inc. (a)(b)	46,921	649,856
California Water Service Group	83,616	3,173,227
Connecticut Water Service, Inc.	31,367	1,619,478
Middlesex Water Co.	39,650	1,405,196
Pure Cycle Corp. (b)	17,116	136,072
Select Energy Services, Inc. Class A (a)	42,457	609,683
SJW Corp.	29,404	1,556,648
York Water Co.	40,150	1,128,215
		53,835,045

TOTAL UTILITIES		1,353,637,207

TOTAL COMMON STOCKS
(Cost $30,418,769,296)		49,918,638,823
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $4,981,800)	5,000,000	4,974,411
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.41% (e)	183,772,741	$183,809,495
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	1,811,974,383	1,812,155,580
TOTAL MONEY MARKET FUNDS
(Cost $1,995,853,757)		1,995,965,075
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $32,419,604,853)		51,919,578,309
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(1,746,884,503)
NET ASSETS - 100%		$50,172,693,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	418	March 2018	$31,584,080	$80,593	$80,593
CME E-mini S&P 500 Index Contracts (United States)	1,588	March 2018	215,523,360	4,021,280	4,021,280
CME E-mini S&P MidCap 400 Index Contracts (United States)	84	March 2018	15,661,800	65,318	65,318
TOTAL FUTURES CONTRACTS					$4,167,191

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,974,411.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,727,937
Fidelity Securities Lending Cash Central Fund	11,878,010
Total	$13,605,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,469,926,406	$6,469,921,102	$5,301	$3
Consumer Staples	3,374,954,030	3,374,954,030	--	--
Energy	2,613,725,436	2,613,725,436	--	--
Financials	7,684,371,184	7,684,371,184	--	--
Health Care	6,703,404,390	6,702,710,054	--	694,336
Industrials	5,382,234,785	5,382,234,785	--	--
Information Technology	12,095,296,931	12,095,296,931	--	--
Materials	1,656,164,048	1,656,164,048	--	--
Real Estate	1,723,804,361	1,723,804,361	--	--
Telecommunication Services	861,120,045	861,120,045	--	--
Utilities	1,353,637,207	1,353,637,207	--	--
U.S. Government and Government Agency Obligations	4,974,411	--	4,974,411	--
Money Market Funds	1,995,965,075	1,995,965,075	--	--
Total Investments in Securities:	$51,919,578,309	$51,913,904,258	$4,979,712	$694,339
Derivative Instruments:
Assets
Futures Contracts	$4,167,191	$4,167,191	$--	$--
Total Assets	$4,167,191	$4,167,191	$--	$--
Total Derivative Instruments:	$4,167,191	$4,167,191	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,167,191	$0
Total Equity Risk	4,167,191	0
Total Value of Derivatives	$4,167,191	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $1,744,344,442) — See accompanying schedule: Unaffiliated issuers (cost $30,423,751,096)	$49,923,613,234
Fidelity Central Funds (cost $1,995,853,757)	1,995,965,075
Total Investment in Securities (cost $32,419,604,853)		$51,919,578,309
Segregated cash with brokers for derivative instruments		6,905,340
Cash		56,078
Receivable for fund shares sold		27,115,291
Dividends receivable		84,161,725
Distributions receivable from Fidelity Central Funds		1,135,239
Other receivables		831,877
Total assets		52,039,783,859
Liabilities
Payable for fund shares redeemed	$49,675,092
Accrued management fee	624,376
Payable for daily variation margin on futures contracts	3,513,058
Other affiliated payables	546,913
Other payables and accrued expenses	824,191
Collateral on securities loaned	1,811,906,423
Total liabilities		1,867,090,053
Net Assets		$50,172,693,806
Net Assets consist of:
Paid in capital		$30,643,613,148
Undistributed net investment income		165,503,274
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,563,263)
Net unrealized appreciation (depreciation) on investments		19,504,140,647
Net Assets		$50,172,693,806
Investor Class:
Net Asset Value, offering price and redemption price per share ($794,446,174 ÷ 10,259,722 shares)		$77.43
Premium Class:
Net Asset Value, offering price and redemption price per share ($27,441,887,361 ÷ 354,373,823 shares)		$77.44
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,341,899,045 ÷ 43,161,353 shares)		$77.43
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,114,863,776 ÷ 78,980,256 shares)		$77.42
Class F:
Net Asset Value, offering price and redemption price per share ($12,479,597,450 ÷ 161,141,098 shares)		$77.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Dividends		$831,259,421
Interest		100,453
Income from Fidelity Central Funds (including $11,878,010 from security lending)		13,605,947
Total income		844,965,821
Expenses
Management fee	$6,755,245
Transfer agent fees	7,117,387
Independent trustees' fees and expenses	167,399
Legal	14,538
Miscellaneous	130,935
Total expenses before reductions	14,185,504
Expense reductions	(14,565)	14,170,939
Net investment income (loss)		830,794,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,171,497
Fidelity Central Funds	77,651
Foreign currency transactions	102
Futures contracts	41,722,764
Total net realized gain (loss)		310,972,014
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,671,121,681
Fidelity Central Funds	(187,492)
Futures contracts	(5,481,555)
Total change in net unrealized appreciation (depreciation)		5,665,452,634
Net gain (loss)		5,976,424,648
Net increase (decrease) in net assets resulting from operations		$6,807,219,530

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$830,794,882	$693,855,123
Net realized gain (loss)	310,972,014	214,952,729
Change in net unrealized appreciation (depreciation)	5,665,452,634	7,091,127,790
Net increase (decrease) in net assets resulting from operations	6,807,219,530	7,999,935,642
Distributions to shareholders from net investment income	(778,723,850)	(649,892,693)
Distributions to shareholders from net realized gain	(315,859,948)	(218,645,122)
Total distributions	(1,094,583,798)	(868,537,815)
Share transactions - net increase (decrease)	4,369,390,868	3,500,265,848
Redemption fees	–	257,287
Total increase (decrease) in net assets	10,082,026,600	10,631,920,962
Net Assets
Beginning of period	40,090,667,206	29,458,746,244
End of period	$50,172,693,806	$40,090,667,206
Other Information
Undistributed net investment income end of period	$165,503,274	$113,906,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	1.30	1.20	1.13	1.10	.92
Net realized and unrealized gain (loss)	9.65	13.20	(5.97)	6.51	10.74
Total from investment operations	10.95	14.40	(4.84)	7.61	11.66
Distributions from net investment income	(1.21)	(1.13)	(1.11)	(.94)	(.80)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.72)	(1.52)	(1.42)	(.94)	(.80)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$77.43	$68.20	$55.32	$61.58	$54.91
Total ReturnD	16.16%	26.22%	(7.96)%	13.94%	26.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.79%	1.96%	1.90%	1.91%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$794,446	$736,989	$1,932,568	$1,943,259	$1,694,212
Portfolio turnover rateG	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.59	$54.91	$44.06
Income from Investment Operations
Net investment income (loss)B	1.34	1.25	1.16	1.13	.94
Net realized and unrealized gain (loss)	9.66	13.18	(5.98)	6.52	10.73
Total from investment operations	11.00	14.43	(4.82)	7.65	11.67
Distributions from net investment income	(1.25)	(1.16)	(1.14)	(.97)	(.82)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.76)	(1.55)	(1.45)	(.97)	(.82)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$77.44	$68.20	$55.32	$61.59	$54.91
Total ReturnD	16.23%	26.28%	(7.92)%	14.02%	26.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.84%	2.00%	1.95%	1.96%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$27,441,887	$23,288,507	$18,866,595	$18,860,117	$14,943,835
Portfolio turnover rateG	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	1.34	1.26	1.17	1.13	.94
Net realized and unrealized gain (loss)	9.66	13.18	(5.98)	6.52	10.75
Total from investment operations	11.00	14.44	(4.81)	7.65	11.69
Distributions from net investment income	(1.25)	(1.16)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.76)	(1.56)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.43	$68.19	$55.31	$61.58	$54.91
Total ReturnE	16.24%	26.30%	(7.92)%	14.01%	26.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.85%	2.01%	1.96%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,341,899	$2,345,441	$1,199,719	$1,307,281	$1,254,047
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.90	$44.05
Income from Investment Operations
Net investment income (loss)B	1.36	1.28	1.17	1.14	.95
Net realized and unrealized gain (loss)	9.65	13.17	(5.98)	6.52	10.73
Total from investment operations	11.01	14.45	(4.81)	7.66	11.68
Distributions from net investment income	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.78)	(1.57)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.42	$68.19	$55.31	$61.58	$54.90
Total ReturnE	16.25%	26.32%	(7.91)%	14.04%	26.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.05%	.05%	.06%
Expenses net of fee waivers, if any	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$6,114,864	$4,684,669	$800,304	$1,022,585	$740,877
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Class F

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$55.32	$61.59	$54.92	$44.06
Income from Investment Operations
Net investment income (loss)B	1.36	1.26	1.17	1.14	.95
Net realized and unrealized gain (loss)	9.66	13.20	(5.98)	6.51	10.74
Total from investment operations	11.02	14.46	(4.81)	7.65	11.69
Distributions from net investment income	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.78)	(1.57)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.45	$68.21	$55.32	$61.59	$54.92
Total ReturnE	16.26%	26.33%	(7.91)%	14.01%	26.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,479,597	$9,035,061	$6,659,560	$6,368,808	$5,088,489
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Investor Class	12.29%	12.66%	10.13%
Premium Class	12.32%	12.70%	10.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund - Investor Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Period Ending Values
$26,241	Fidelity® Extended Market Index Fund - Investor Class
$25,985	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed closely in line with the 12.23% gain of the benchmark Dow Jones U.S. Completion Total Stock Market Index℠. In a strong market environment, most sectors gained ground, led by information technology. Here, the top individual contributor was ServiceNow, a cloud-computing company that generated strong financial results for much of the period. Twitter also fared well, as the social-media company reported better-than-expected earnings in February along with its first-ever net profit. Other information technology contributors included computer networking company Arista Networks, business software firm Workday and video-game maker Take-Two Interactive Software. Elsewhere, a position in biopharmaceutical manufacturer Nektar Therapeutics added value, as investors saw good potential with several of the company's drugs in development. In contrast, the biggest individual detractor was pharmaceutical company Tesaro, which faced questions about the financial prospects for the company's ovarian cancer drug. Drug store chain Rite Aid struggled, as the company's anticipated merger with Walgreens Boots Alliance fell apart and Rite Aid reported weak financial results. Real estate investment trust Colony NorthStar also notably detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Tesla, Inc.	1.0
ServiceNow, Inc.	0.6
Las Vegas Sands Corp.	0.6
Worldpay, Inc.	0.5
Twitter, Inc.	0.4
Liberty Global PLC Class C	0.4
FleetCor Technologies, Inc.	0.4
T-Mobile U.S., Inc.	0.4
Maxim Integrated Products, Inc.	0.4
Workday, Inc. Class A	0.4
5.1

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	19.7
Financials	17.1
Consumer Discretionary	14.2
Industrials	13.4
Health Care	11.7
Real Estate	7.5
Materials	5.3
Energy	3.9
Consumer Staples	2.9
Utilities	2.8

Fidelity® Extended Market Index Fund

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.4%
Adient PLC (a)	406,986	$25,257,551
American Axle & Manufacturing Holdings, Inc. (a)(b)	417,770	6,166,285
Autoliv, Inc.	377,379	54,131,244
Clean Diesel Technologies, Inc. (a)(b)	23,558	27,092
Cooper Tire & Rubber Co.	225,046	7,055,192
Cooper-Standard Holding, Inc. (b)	69,845	8,509,915
Dana Holding Corp.	616,715	16,386,118
Delphi Technologies PLC	390,000	18,622,500
Dorman Products, Inc. (a)(b)	133,826	9,233,994
Fox Factory Holding Corp. (b)	172,805	6,488,828
Gentex Corp.	1,245,441	28,283,965
Gentherm, Inc. (b)	162,500	5,005,000
Hertz Global Holdings, Inc. (a)(b)	366,664	6,669,618
Horizon Global Corp. (a)(b)	106,337	876,217
LCI Industries (a)	109,508	11,969,224
Lear Corp.	292,973	54,659,973
Modine Manufacturing Co. (b)	218,308	5,021,084
Motorcar Parts of America, Inc. (a)(b)	89,786	1,829,839
Shiloh Industries, Inc. (b)	60,236	439,120
Standard Motor Products, Inc.	91,465	4,267,757
Stoneridge, Inc. (b)	118,638	2,581,563
Strattec Security Corp.	16,381	564,325
Superior Industries International, Inc.	103,889	1,501,196
Sypris Solutions, Inc. (a)(b)	33,998	46,917
Tenneco, Inc.	222,528	11,693,846
Tower International, Inc.	98,181	2,562,524
Unique Fabricating, Inc. (a)	9,604	73,951
UQM Technologies, Inc. (a)(b)	137,888	172,360
Visteon Corp. (b)	136,876	16,950,724
VOXX International Corp. (a)(b)	83,482	450,803
Workhorse Group, Inc. (a)(b)	97,973	314,493
		307,813,218
Automobiles - 1.1%
REV Group, Inc.	121,004	3,267,108
Tesla, Inc. (a)(b)	579,194	198,698,230
Thor Industries, Inc.	214,174	27,628,446
Winnebago Industries, Inc. (a)	126,381	5,503,893
		235,097,677
Distributors - 0.1%
Core-Mark Holding Co., Inc.	203,246	4,160,446
Educational Development Corp. (a)(b)	16,502	319,314
Pool Corp.	174,729	24,117,844
Weyco Group, Inc.	21,447	652,632
		29,250,236
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)(b)	268,167	12,349,090
American Public Education, Inc. (b)	68,815	2,116,061
Ascent Capital Group, Inc. (b)	47,464	322,755
Bridgepoint Education, Inc. (b)	128,232	855,307
Bright Horizons Family Solutions, Inc. (b)	230,858	22,063,099
Cambium Learning Group, Inc. (b)	48,546	359,726
Capella Education Co.	52,862	4,107,377
Career Education Corp. (a)(b)	286,747	3,793,663
Carriage Services, Inc.	65,607	1,785,823
Chegg, Inc. (a)(b)	364,425	7,255,702
Collectors Universe, Inc.	21,093	328,418
Graham Holdings Co.	20,435	11,854,344
Grand Canyon Education, Inc. (b)	211,525	20,761,179
Houghton Mifflin Harcourt Co. (b)	463,566	3,152,249
K12, Inc. (b)	163,022	2,433,918
Laureate Education, Inc. Class A	166,957	2,232,215
Liberty Tax, Inc.	35,449	278,275
Lincoln Educational Services Corp. (b)	84,172	162,452
National American University Holdings, Inc.	23,237	26,490
Regis Corp. (b)	160,027	2,574,834
Service Corp. International	816,847	30,574,583
ServiceMaster Global Holdings, Inc. (b)	590,210	30,313,186
Sotheby's Class A (Ltd. vtg.) (a)(b)	163,511	7,550,938
Strayer Education, Inc. (a)	46,164	4,138,141
Universal Technical Institute, Inc. (b)	87,539	236,355
Weight Watchers International, Inc. (a)(b)	122,175	8,261,474
Xpresspa Group, Inc. (a)(b)	94,034	88,035
		179,975,689
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	1,054,837	43,997,251
Ark Restaurants Corp.	8,457	212,017
Belmond Ltd. Class A (b)	384,579	4,441,887
BFC Financial Corp. Class A	347,741	2,997,527
Biglari Holdings, Inc. (b)	4,573	1,917,047
BJ's Restaurants, Inc.	81,295	3,536,333
Bloomin' Brands, Inc.	400,875	9,256,204
Bojangles', Inc. (a)(b)	82,760	1,084,156
Boyd Gaming Corp. (a)	358,495	12,683,553
Bravo Brio Restaurant Group, Inc. (b)	63,389	212,353
Brinker International, Inc.	200,590	6,906,314
Caesars Entertainment Corp. (b)	609,335	7,738,555
Carrols Restaurant Group, Inc. (b)	153,011	1,966,191
Century Casinos, Inc. (b)	119,428	951,841
Chanticleer Holdings, Inc. (a)(b)	9,214	34,737
Choice Hotels International, Inc.	159,255	12,605,033
Churchill Downs, Inc.	49,709	12,834,864
Chuy's Holdings, Inc. (a)(b)	82,228	2,220,156
Cracker Barrel Old Country Store, Inc. (a)	103,152	16,102,027
Dave & Buster's Entertainment, Inc. (a)(b)	177,643	7,953,077
Del Frisco's Restaurant Group, Inc. (b)	105,058	1,749,216
Del Taco Restaurants, Inc. (b)	157,923	1,989,830
Denny's Corp. (b)	305,760	4,598,630
DineEquity, Inc. (a)	83,053	6,310,367
Diversified Restaurant Holdings, Inc. (b)	54,865	82,846
Domino's Pizza, Inc.	190,327	42,330,628
Dover Downs Gaming & Entertainment, Inc. (b)	28,631	37,220
Dover Motorsports, Inc.	22,686	47,641
Drive Shack, Inc. (a)	278,628	1,407,071
Dunkin' Brands Group, Inc. (a)	394,262	23,612,351
El Pollo Loco Holdings, Inc. (a)(b)	97,361	949,270
Eldorado Resorts, Inc. (a)(b)	266,119	9,074,658
Empire Resorts, Inc. (a)(b)	9,364	217,245
Extended Stay America, Inc. unit	842,220	16,869,667
Famous Dave's of America, Inc. (a)(b)	21,114	142,520
Famous Dave's of America, Inc. rights 2/16/18 (b)	4,518	14,684
Fiesta Restaurant Group, Inc. (a)(b)	118,712	2,018,104
Flanigans Enterprises, Inc.	1,120	25,648
Fogo de Chao, Inc. (b)	44,064	687,398
Full House Resorts, Inc. (b)	24,413	75,680
Gaming Partners International Corp.	1,584	15,761
Golden Entertainment, Inc. (b)	66,026	1,841,465
Good Times Restaurants, Inc. (b)	41,006	106,616
Habit Restaurants, Inc. Class A (a)(b)	85,475	739,359
Hilton Grand Vacations, Inc. (b)	281,435	12,146,735
Hyatt Hotels Corp. Class A	214,211	16,552,084
ILG, Inc.	459,436	13,948,477
Inspired Entertainment, Inc. (b)	66,874	361,120
International Speedway Corp. Class A	111,755	5,028,975
J. Alexanders Holdings, Inc. (b)	59,031	584,407
Jack in the Box, Inc.	125,889	11,340,081
Jamba, Inc. (a)(b)	61,744	532,233
Kona Grill, Inc. (a)(b)	43,155	77,679
La Quinta Holdings, Inc. (b)	357,487	6,749,355
Las Vegas Sands Corp.	1,587,524	115,587,622
Lindblad Expeditions Holdings (b)	93,954	865,316
Luby's, Inc. (b)	54,955	153,874
Marcus Corp.	82,737	2,233,899
Marriott Vacations Worldwide Corp.	103,126	14,489,203
Monarch Casino & Resort, Inc. (b)	52,952	2,236,163
Nathan's Famous, Inc.	14,327	931,971
Noodles & Co. (a)(b)	86,399	535,674
Papa John's International, Inc. (a)	111,690	6,448,981
Papa Murphy's Holdings, Inc. (a)(b)	43,281	205,585
Peak Resorts, Inc.	18,903	96,405
Penn National Gaming, Inc. (a)(b)	363,673	9,677,339
Pinnacle Entertainment, Inc. (b)	234,934	7,087,959
Planet Fitness, Inc. (a)(b)	379,585	14,037,053
Playa Hotels & Resorts NV	248,744	2,507,340
Potbelly Corp. (a)(b)	111,393	1,431,400
Rave Restaurant Group, Inc. (a)(b)	27,514	41,821
RCI Hospitality Holdings, Inc.	40,834	1,102,926
Red Lion Hotels Corp. (b)	96,281	933,926
Red Robin Gourmet Burgers, Inc. (a)(b)	59,222	3,177,260
Red Rock Resorts, Inc.	301,209	10,090,502
Ruth's Hospitality Group, Inc.	146,679	3,600,969
Scientific Games Corp. Class A (a)(b)	233,346	10,372,230
SeaWorld Entertainment, Inc. (a)(b)	290,191	4,245,494
Shake Shack, Inc. Class A (a)(b)	79,162	3,086,526
Six Flags Entertainment Corp. (a)	339,645	21,767,848
Sonic Corp. (a)	170,770	4,289,742
Speedway Motorsports, Inc.	53,351	1,047,280
Texas Roadhouse, Inc. Class A	285,480	15,775,625
The Cheesecake Factory, Inc. (a)	183,437	8,527,986
The ONE Group Hospitality, Inc. (b)	65	167
Town Sports International Holdings, Inc. (b)	85,244	494,415
U.S. Foods Holding Corp. (b)	614,029	20,502,428
Vail Resorts, Inc.	174,965	36,020,045
Wendy's Co.	779,789	12,437,635
Wingstop, Inc. (a)	128,314	5,813,907
Zoe's Kitchen, Inc. (a)(b)	85,967	1,279,189
		675,049,849
Household Durables - 1.1%
AV Homes, Inc. (a)(b)	49,463	830,978
Bassett Furniture Industries, Inc. (a)	45,391	1,461,590
Beazer Homes U.S.A., Inc. (b)	147,094	2,312,318
Cavco Industries, Inc. (b)	38,060	6,055,346
Century Communities, Inc. (b)	96,185	2,861,504
Comstock Holding Companies, Inc. (a)(b)	5,354	8,995
CSS Industries, Inc.	33,658	619,644
Dixie Group, Inc. (b)	53,047	164,446
Emerson Radio Corp. (b)	24,397	35,864
Ethan Allen Interiors, Inc. (a)	110,848	2,632,640
Flexsteel Industries, Inc.	28,089	1,091,539
GoPro, Inc. Class A (a)(b)	465,357	2,503,621
Green Brick Partners, Inc. (b)	103,995	1,050,350
Hamilton Beach Brands Holding Co. Class A	31,902	790,213
Helen of Troy Ltd. (b)	120,394	10,841,480
Hooker Furniture Corp.	52,315	1,953,965
Hovnanian Enterprises, Inc. Class A (a)(b)	581,482	1,267,631
Installed Building Products, Inc. (b)	92,267	5,512,953
iRobot Corp. (a)(b)	121,600	8,262,720
KB Home	365,917	10,154,197
Koss Corp. (b)	1,389	2,750
La-Z-Boy, Inc.	214,088	6,572,502
LGI Homes, Inc. (a)(b)	76,645	4,337,341
Libbey, Inc.	91,140	571,448
Lifetime Brands, Inc.	49,962	696,970
Live Ventures, Inc. (a)(b)	13,691	180,584
M.D.C. Holdings, Inc.	188,668	5,222,330
M/I Homes, Inc.	121,588	3,532,131
Meritage Homes Corp. (b)	167,482	7,101,237
New Home Co. LLC (b)	57,074	641,512
Nova LifeStyle, Inc. (a)(b)	96,346	219,669
NVR, Inc. (b)	15,197	43,207,654
PICO Holdings, Inc.	106,751	1,307,700
Roku, Inc. Class A (a)	80,616	3,286,714
Skyline Corp. (b)	30,617	654,898
Stanley Furniture Co., Inc. (b)	37,789	24,185
Taylor Morrison Home Corp. (b)	485,787	10,901,060
Tempur Sealy International, Inc. (a)(b)	203,491	10,058,560
Toll Brothers, Inc.	635,192	27,840,465
TopBuild Corp. (a)(b)	158,223	11,018,650
TRI Pointe Homes, Inc. (a)(b)	664,807	10,191,491
Tupperware Brands Corp.	222,339	10,905,728
Turtle Beach Corp. (a)(b)	43,489	19,587
Universal Electronics, Inc. (b)	65,853	3,259,724
Vuzix Corp. (a)(b)	89,185	751,384
William Lyon Homes, Inc. (b)	122,476	3,096,193
Zagg, Inc. (b)	120,643	1,815,677
		227,830,138
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (b)	131,286	1,529,482
Blue Apron Holdings, Inc. Class A (a)	112,197	313,030
CafePress, Inc. (b)	18,875	28,690
Duluth Holdings, Inc. (a)(b)	51,478	865,860
EVINE Live, Inc. (b)	206,333	233,156
FTD Companies, Inc. (b)	73,961	445,245
Gaia, Inc. Class A (a)(b)	64,695	831,331
Groupon, Inc. (a)(b)	1,741,845	7,455,097
JRJR Networks (b)	44,389	5,327
Lands' End, Inc. (a)(b)	81,251	1,462,518
Liberty Expedia Holdings, Inc. (b)	237,560	9,326,606
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	357,061	19,109,905
Series A (b)	2,077,370	59,973,672
Liberty TripAdvisor Holdings, Inc. (b)	317,071	3,297,538
NutriSystem, Inc. (a)	134,203	4,126,742
Overstock.com, Inc. (a)(b)	70,098	4,233,919
PetMed Express, Inc. (a)	87,890	3,971,749
Shutterfly, Inc. (b)	143,690	11,025,334
U.S. Auto Parts Network, Inc. (b)	62,757	129,907
Wayfair LLC Class A (a)(b)	183,204	14,183,654
		142,548,762
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	238,806	2,149,254
Brunswick Corp.	384,600	21,999,120
Callaway Golf Co.	417,114	6,456,925
Clarus Corp. (b)	93,828	628,648
Escalade, Inc.	33,614	408,410
JAKKS Pacific, Inc. (a)(b)	79,564	175,041
Johnson Outdoors, Inc. Class A	25,505	1,572,128
Malibu Boats, Inc. Class A (b)	91,166	2,921,870
Marine Products Corp.	25,214	360,056
MCBC Holdings, Inc. (b)	72,487	1,776,656
Nautilus, Inc. (a)(b)	142,013	1,682,854
Polaris Industries, Inc.	252,797	28,816,330
Sturm, Ruger & Co., Inc. (a)	80,609	3,470,217
Summer Infant, Inc. (b)	37,416	40,035
Vista Outdoor, Inc. (a)(b)	251,298	4,329,865
		76,787,409
Media - 2.7%
A.H. Belo Corp. Class A	70,842	364,836
Alliance MMA, Inc. (a)(b)	31,107	18,135
AMC Entertainment Holdings, Inc. Class A (a)	233,263	3,498,945
AMC Networks, Inc. Class A (a)(b)	217,004	11,407,900
Ballantyne of Omaha, Inc. (b)	47,765	241,213
Beasley Broadcast Group, Inc. Class A	8,569	89,975
Cable One, Inc. (a)	19,851	13,517,737
Central European Media Enterprises Ltd. Class A (a)(b)	338,460	1,506,147
Cinedigm Corp. (a)(b)	23,731	29,664
Cinemark Holdings, Inc.	457,328	19,463,880
Clear Channel Outdoor Holding, Inc. Class A	153,163	735,182
Daily Journal Corp. (a)(b)	4,313	979,094
E.W. Scripps Co. Class A	235,451	3,242,160
Emmis Communications Corp. Class A (b)	24,761	103,253
Entercom Communications Corp. Class A	581,977	5,761,572
Entravision Communication Corp. Class A	281,006	1,812,489
Gannett Co., Inc. (a)	490,323	4,922,843
Global Eagle Entertainment, Inc. (a)(b)	223,324	301,487
Gray Television, Inc. (b)	335,576	4,630,949
Harte-Hanks, Inc. (b)	20,540	178,903
Hemisphere Media Group, Inc. (a)(b)	63,069	706,373
Insignia Systems, Inc. (b)	22,896	28,391
John Wiley & Sons, Inc. Class A	200,001	12,850,064
Lee Enterprises, Inc. (a)(b)	197,525	483,936
Liberty Broadband Corp.:
Class A (a)(b)	145,932	12,751,538
Class C (b)	630,925	55,445,689
Liberty Global PLC:
Class A (b)	950,148	29,587,609
Class C (b)	2,612,222	78,445,027
LiLAC Class A (b)(c)	207,797	2
LiLAC Class C (b)(c)	525,800	5
Liberty Latin America Ltd. (a)(b)	485,337	9,925,142
Liberty Latin America Ltd. Class A (a)(b)	195,971	4,056,607
Liberty Media Corp.:
Liberty Braves Class A (b)	47,693	1,093,124
Liberty Braves Class C (b)	135,237	3,105,042
Liberty Formula One Group Series C (a)(b)	881,278	29,020,485
Liberty Media Class A (a)(b)	107,303	3,387,556
Liberty SiriusXM Series A (b)	444,601	18,651,012
Liberty SiriusXM Series C (b)	653,816	27,303,356
Lions Gate Entertainment Corp.:
Class A (a)	231,377	6,534,086
Class B (a)	534,582	14,348,181
Live Nation Entertainment, Inc. (a)(b)	585,477	26,229,370
Loral Space & Communications Ltd. (b)	55,105	2,441,152
Meredith Corp.	169,145	9,692,009
MSG Network, Inc. Class A (a)(b)	271,644	6,628,114
National CineMedia, Inc.	276,368	2,081,051
New Media Investment Group, Inc.	232,428	4,009,383
Nexstar Broadcasting Group, Inc. Class A (a)	194,550	13,900,598
NTN Communications, Inc. (a)(b)	21,179	136,107
Reading International, Inc. Class A (b)	68,862	1,129,337
Regal Entertainment Group Class A	496,782	11,421,018
RLJ Entertainment, Inc. (b)	85,916	371,157
Saga Communications, Inc. Class A	17,390	678,210
Salem Communications Corp. Class A	38,916	161,501
Scholastic Corp.	123,800	4,507,558
Sinclair Broadcast Group, Inc. Class A (a)	327,919	11,083,662
Sirius XM Holdings, Inc. (a)	6,421,605	40,327,679
Social Reality, Inc. (a)(b)	35,322	151,178
SPAR Group, Inc. (a)(b)	145,742	180,720
Tegna, Inc.	913,578	11,748,613
The Madison Square Garden Co. (b)	71,493	17,458,591
The McClatchy Co. Class A (a)(b)	20,839	192,344
The New York Times Co. Class A (a)	552,872	13,324,215
Townsquare Media, Inc. (b)	40,471	281,678
Tribune Media Co. Class A	294,928	12,289,650
tronc, Inc. (b)	102,477	1,960,385
Urban One, Inc. Class D (non-vtg.) (b)	114,506	194,660
World Wrestling Entertainment, Inc. Class A	172,093	6,565,348
		579,674,877
Multiline Retail - 0.2%
Big Lots, Inc. (a)	182,362	10,248,744
Dillard's, Inc. Class A (a)	91,580	7,468,349
Fred's, Inc. Class A (a)	148,273	493,749
JC Penney Corp., Inc. (a)(b)	1,335,725	5,783,689
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	220,206	13,069,226
Sears Holdings Corp. (a)(b)	140,214	339,318
Tuesday Morning Corp. (a)(b)	195,077	614,493
		38,017,568
Specialty Retail - 1.7%
Aaron's, Inc. Class A	271,667	12,553,732
Abercrombie & Fitch Co. Class A (a)	295,790	6,102,148
America's Car Mart, Inc. (a)(b)	32,877	1,601,110
American Eagle Outfitters, Inc.	731,020	14,086,755
Appliance Recycling Centers of America, Inc. (b)	2,967	2,647
Armstrong Flooring, Inc. (b)	109,555	1,534,866
Asbury Automotive Group, Inc. (b)	81,261	5,351,037
Ascena Retail Group, Inc. (a)(b)	736,486	1,671,823
AutoNation, Inc. (a)(b)	257,806	12,944,439
Barnes & Noble Education, Inc. (b)	156,009	1,138,866
Barnes & Noble, Inc.	244,408	1,099,836
Bed Bath & Beyond, Inc.	621,375	13,322,280
Big 5 Sporting Goods Corp. (a)	77,948	479,380
Boot Barn Holdings, Inc. (a)(b)	82,162	1,447,694
Build-A-Bear Workshop, Inc. (b)	62,129	565,374
Burlington Stores, Inc. (b)	297,692	36,508,947
Caleres, Inc.	190,445	5,334,364
Camping World Holdings, Inc.	132,643	5,544,477
Cars.com, Inc. (a)	310,000	8,490,900
Chico's FAS, Inc.	580,288	5,826,092
Christopher & Banks Corp. (a)(b)	142,357	162,287
Citi Trends, Inc.	69,557	1,541,383
Conn's, Inc. (a)(b)	117,866	3,854,218
Destination Maternity Corp. (a)(b)	47,814	101,366
Destination XL Group, Inc. (a)(b)	165,015	404,287
DGSE Companies, Inc. (b)	6,929	6,444
Dick's Sporting Goods, Inc.	364,585	11,674,012
DSW, Inc. Class A (a)	313,027	6,138,459
Express, Inc. (a)(b)	356,884	2,576,702
Finish Line, Inc. Class A	173,876	1,846,563
Five Below, Inc. (a)(b)	241,023	16,112,388
Floor & Decor Holdings, Inc. Class A	141,914	6,396,064
Francesca's Holdings Corp. (a)(b)	164,101	854,966
GameStop Corp. Class A (a)	436,723	6,852,184
Genesco, Inc. (a)(b)	88,725	3,486,893
GNC Holdings, Inc. Class A (a)(b)	311,587	1,327,361
Group 1 Automotive, Inc.	86,339	5,943,577
Guess?, Inc. (a)	272,830	4,307,986
Haverty Furniture Companies, Inc.	84,810	1,725,884
Hibbett Sports, Inc. (a)(b)	86,934	2,238,551
Kirkland's, Inc. (a)(b)	64,776	567,438
Lithia Motors, Inc. Class A (sub. vtg.)	106,249	11,038,209
Lumber Liquidators Holdings, Inc. (a)(b)	125,749	2,912,347
MarineMax, Inc. (a)(b)	99,981	2,089,603
Michaels Companies, Inc. (b)	481,990	11,090,590
Monro, Inc.	145,692	7,415,723
Murphy U.S.A., Inc. (a)(b)	141,450	10,624,310
New York & Co., Inc. (a)(b)	123,907	330,832
Office Depot, Inc.	2,224,588	5,850,666
Party City Holdco, Inc. (a)(b)	133,755	1,932,760
Penske Automotive Group, Inc. (a)	150,049	6,872,244
Pier 1 Imports, Inc. (a)	336,151	1,042,068
Rent-A-Center, Inc. (a)	229,748	1,727,705
RH (a)(b)	83,279	7,068,722
Sally Beauty Holdings, Inc. (a)(b)	570,798	9,612,238
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	101,449
Shoe Carnival, Inc. (a)	49,855	1,164,613
Sleep Number Corp. (a)(b)	173,444	5,973,411
Sonic Automotive, Inc. Class A (sub. vtg.)	108,440	2,125,424
Sportsman's Warehouse Holdings, Inc. (a)(b)	149,566	725,395
Stage Stores, Inc. (a)	128,267	243,707
Stein Mart, Inc. (a)	120,516	74,720
Tailored Brands, Inc. (a)	222,120	5,199,829
Tandy Leather Factory, Inc. (b)	3,074	22,440
The Buckle, Inc. (a)	134,493	2,831,078
The Cato Corp. Class A (sub. vtg.) (a)	111,693	1,268,832
The Children's Place Retail Stores, Inc. (a)	75,392	10,728,282
The Container Store Group, Inc. (a)(b)	75,281	380,169
Tile Shop Holdings, Inc.	146,904	793,282
Tilly's, Inc.	54,153	706,697
Trans World Entertainment Corp. (b)	29,120	48,048
Urban Outfitters, Inc. (a)(b)	348,443	12,296,553
Vitamin Shoppe, Inc. (a)(b)	110,328	413,730
Williams-Sonoma, Inc. (a)	338,101	17,500,108
Winmark Corp.	8,782	1,112,679
Zumiez, Inc. (b)	83,973	1,654,268
		358,698,511
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	120,621	3,307,428
Carter's, Inc.	205,824	24,015,544
Charles & Colvard Ltd. (b)	45,090	60,872
Cherokee, Inc. (a)(b)	51,314	82,102
Columbia Sportswear Co.	130,612	9,871,655
Crocs, Inc. (a)(b)	323,197	3,955,931
Crown Crafts, Inc.	2,227	14,476
Culp, Inc.	41,594	1,156,313
Deckers Outdoor Corp. (a)(b)	140,381	13,277,235
Delta Apparel, Inc. (b)	25,490	460,095
Differential Brands Group, Inc. (b)	22,419	24,437
Emerald Expositions Events, Inc. (a)	82,412	1,757,024
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	29,552
Fossil Group, Inc. (a)(b)	194,100	2,597,058
G-III Apparel Group Ltd. (a)(b)	185,691	6,853,855
Iconix Brand Group, Inc. (a)(b)	274,433	381,462
J.Jill, Inc. (a)	85,367	735,010
Lakeland Industries, Inc. (b)	24,535	322,635
lululemon athletica, Inc. (b)	419,090	33,988,199
Movado Group, Inc.	67,327	2,087,137
Naked Brand Group, Inc. (a)(b)	34,817	43,173
Oxford Industries, Inc.	78,189	6,248,865
Perry Ellis International, Inc. (b)	55,257	1,473,704
PetIQ, Inc. Class A (a)	29,585	647,912
Rocky Brands, Inc.	27,150	499,560
Sequential Brands Group, Inc. (a)(b)	184,989	366,278
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	591,448	24,202,052
Steven Madden Ltd.	235,735	10,348,767
Superior Uniform Group, Inc.	30,551	766,830
Switch, Inc. Class A (a)	157,300	2,172,313
TPG RE Finance Trust, Inc.	37,985	703,862
Unifi, Inc. (b)	66,649	2,332,715
Vera Bradley, Inc. (b)	96,199	967,762
Vince Holding Corp. (a)(b)	10,506	90,667
Wolverine World Wide, Inc.	422,919	12,383,068
		168,225,548

TOTAL CONSUMER DISCRETIONARY		3,018,969,482

CONSUMER STAPLES - 2.9%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	39,293	6,406,724
Castle Brands, Inc. (a)(b)	356,392	413,415
Celsius Holdings, Inc. (a)(b)	63,452	338,834
Coca-Cola Bottling Co. Consolidated	20,918	3,903,508
Craft Brew Alliance, Inc. (a)(b)	39,325	701,951
Crystal Rock Holdings, Inc. (b)	4,384	4,231
MGP Ingredients, Inc. (a)	57,126	4,794,014
National Beverage Corp. (a)	51,760	5,069,374
New Age Beverages Corp. (a)	91,718	295,332
Primo Water Corp. (b)	117,562	1,431,905
REED'S, Inc. (a)(b)	71,901	104,256
		23,463,544
Food & Staples Retailing - 0.5%
Andersons, Inc.	121,250	4,249,813
Casey's General Stores, Inc. (a)	167,344	18,794,405
Chefs' Warehouse Holdings (a)(b)	91,247	2,057,620
Ingles Markets, Inc. Class A	63,051	2,030,242
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	297,613
Performance Food Group Co. (b)	362,361	11,106,365
PriceSmart, Inc. (a)	104,263	8,210,711
Rite Aid Corp. (a)(b)	4,669,312	9,198,545
Smart & Final Stores, Inc. (a)(b)	132,210	951,912
SpartanNash Co.	166,314	2,789,086
Sprouts Farmers Market LLC (a)(b)	548,325	14,124,852
SUPERVALU, Inc. (a)(b)	168,596	2,399,121
United Natural Foods, Inc. (a)(b)	226,117	9,648,412
Village Super Market, Inc. Class A	36,569	866,685
Weis Markets, Inc.	76,401	2,847,465
Welbilt, Inc. (a)(b)	619,869	12,279,605
		101,852,452
Food Products - 1.7%
Alico, Inc.	12,666	336,916
Arcadia Biosciences, Inc. (a)(b)	1,314	5,834
B&G Foods, Inc. Class A (a)	293,722	8,136,099
Blue Buffalo Pet Products, Inc. (a)(b)	411,859	16,499,072
Bunge Ltd.	612,181	46,176,813
Cal-Maine Foods, Inc. (a)(b)	130,643	5,565,392
Calavo Growers, Inc. (a)	71,364	6,090,917
Coffee Holding Co., Inc. (b)	18,940	82,578
Darling International, Inc. (b)	719,937	13,095,654
Dean Foods Co.	392,749	3,405,134
Farmer Brothers Co. (a)(b)	44,548	1,389,898
Flowers Foods, Inc.	806,962	16,736,392
Fresh Del Monte Produce, Inc.	149,108	6,960,361
Freshpet, Inc. (a)(b)	101,869	2,037,380
Hostess Brands, Inc. Class A (a)(b)	359,610	4,401,626
Ingredion, Inc.	310,017	40,500,621
J&J Snack Foods Corp.	66,678	8,956,856
John B. Sanfilippo & Son, Inc. (a)	39,021	2,253,073
Lamb Weston Holdings, Inc.	633,771	34,280,673
Lancaster Colony Corp.	85,473	10,114,875
Landec Corp. (b)	116,866	1,519,258
Lifeway Foods, Inc. (b)	27,446	185,535
Limoneira Co.	47,312	1,012,950
Pilgrim's Pride Corp. (a)(b)	230,703	5,813,716
Pinnacle Foods, Inc.	512,295	27,643,438
Post Holdings, Inc. (a)(b)	284,857	21,586,463
RiceBran Technologies (a)(b)	15,640	22,834
Rocky Mountain Chocolate Factory, Inc.	3,001	36,612
S&W Seed Co. (a)(b)	44,806	156,821
Sanderson Farms, Inc. (a)	87,851	10,818,851
Seaboard Corp.	1,198	4,854,296
Seneca Foods Corp. Class A (b)	30,121	876,521
Snyders-Lance, Inc.	372,666	18,588,580
The Hain Celestial Group, Inc. (a)(b)	455,320	15,836,030
The Simply Good Foods Co.	224,458	3,032,428
Tootsie Roll Industries, Inc. (a)	89,305	2,982,787
TreeHouse Foods, Inc. (a)(b)	250,906	9,539,446
		351,532,730
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	203,188	7,363,533
Energizer Holdings, Inc. (a)	264,403	14,404,675
Funko, Inc. (b)	39,428	290,979
HRG Group, Inc. (b)	665,285	10,504,850
Ocean Bio-Chem, Inc.	26,292	100,698
Oil-Dri Corp. of America	22,679	817,805
Orchids Paper Products Co. (a)	40,696	435,447
Spectrum Brands Holdings, Inc. (a)	102,963	10,163,478
WD-40 Co. (a)	62,119	7,746,239
		51,827,704
Personal Products - 0.3%
Avon Products, Inc. (a)(b)	1,906,557	5,014,245
CCA Industries, Inc. (b)	3,083	9,542
Cyanotech Corp. (b)	3,808	19,802
Edgewell Personal Care Co. (a)(b)	241,185	12,095,428
elf Beauty, Inc. (a)(b)	94,232	1,737,638
Herbalife Ltd. (a)(b)	267,648	24,650,381
Inter Parfums, Inc.	80,161	3,398,826
LifeVantage Corp. (b)	58,439	232,003
Mannatech, Inc.	4,519	64,170
MediFast, Inc.	49,586	3,163,091
MYOS Corp. (a)(b)	849	1,146
Natural Alternatives International, Inc. (a)(b)	20,104	237,227
Natural Health Trends Corp. (a)	30,893	538,465
Nature's Sunshine Products, Inc.	31,943	359,359
Nu Skin Enterprises, Inc. Class A	218,397	15,375,149
Reliv International, Inc. (b)	1,527	8,246
Revlon, Inc. (a)(b)	48,893	963,192
United-Guardian, Inc.	6,016	109,190
USANA Health Sciences, Inc. (b)	50,628	3,867,979
Veru, Inc. (a)(b)	72,631	100,957
		71,946,036
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	469,061	1,177,343
Alliance One International, Inc. (b)	33,481	667,946
Turning Point Brands, Inc.	29,381	614,063
Universal Corp.	111,115	5,461,302
Vector Group Ltd. (a)	472,197	9,462,828
		17,383,482

TOTAL CONSUMER STAPLES		618,005,948

ENERGY - 3.9%
Energy Equipment & Services - 1.0%
Archrock, Inc.	312,295	2,966,803
Aspen Aerogels, Inc. (b)	85,012	391,055
Basic Energy Services, Inc. (b)	100,658	1,628,646
Bristow Group, Inc. (a)	142,536	2,103,831
C&J Energy Services, Inc. (b)	281,497	6,755,928
Carbo Ceramics, Inc. (a)(b)	90,902	618,134
Core Laboratories NV (a)	193,563	19,929,246
Dawson Geophysical Co. (b)	84,323	464,620
Diamond Offshore Drilling, Inc. (a)(b)	274,267	3,976,872
Dril-Quip, Inc. (a)(b)	165,265	7,445,188
EcoStim Energy Solutions, Inc. (a)(b)	45,860	57,784
ENGlobal Corp. (b)	49,530	39,129
Ensco PLC Class A	1,894,663	8,412,304
Enservco Corp. (a)(b)	77,749	64,547
Era Group, Inc. (b)	75,717	715,526
Exterran Corp. (b)	145,701	3,769,285
Fairmount Santrol Holidings, Inc. (a)(b)	671,947	3,010,323
Forum Energy Technologies, Inc. (a)(b)	327,259	3,698,027
Frank's International NV (a)	285,074	1,490,937
Geospace Technologies Corp. (a)(b)	53,804	550,415
Gulf Island Fabrication, Inc.	51,115	421,699
Helix Energy Solutions Group, Inc. (b)	603,189	3,595,006
Hornbeck Offshore Services, Inc. (a)(b)	148,293	478,986
Independence Contract Drilling, Inc. (b)	127,230	528,005
ION Geophysical Corp. (b)	31,686	890,377
Key Energy Services, Inc. (a)(b)	47,309	634,414
Mammoth Energy Services, Inc. (a)(b)	54,380	1,423,668
Matrix Service Co. (b)	116,892	1,671,556
McDermott International, Inc. (a)(b)	1,235,190	9,016,887
Mitcham Industries, Inc. (b)	40,926	144,060
Nabors Industries Ltd.	1,367,496	8,847,699
Natural Gas Services Group, Inc. (b)	52,753	1,313,550
NCS Multistage Holdings, Inc. (a)	47,450	693,719
Newpark Resources, Inc. (b)	403,139	3,325,897
Noble Corp. (a)(b)	1,084,172	4,206,587
Oceaneering International, Inc. (a)	426,515	7,839,346
Oil States International, Inc. (a)(b)	226,051	5,560,855
Parker Drilling Co. (a)(b)	571,982	514,784
Patterson-UTI Energy, Inc.	970,750	17,541,453
PHI, Inc. (non-vtg.) (b)	46,438	457,414
Pioneer Energy Services Corp. (b)	318,662	876,321
Profire Energy, Inc. (a)(b)	83,066	176,931
Ranger Energy Services, Inc. Class A (a)	21,054	188,012
RigNet, Inc. (b)	52,479	703,219
Rowan Companies PLC (a)(b)	478,498	5,818,536
RPC, Inc. (a)	264,838	5,201,418
SAExploration Holdings, Inc.:
warrants 7/27/21 (b)(d)	42	1
warrants 7/27/21 (b)(d)	42	1
SEACOR Holdings, Inc. (b)	76,124	3,159,907
Smart Sand, Inc. (a)(b)	101,936	756,365
Solaris Oilfield Infrastructure, Inc. Class A (a)	90,825	1,528,585
Superior Energy Services, Inc. (a)(b)	660,904	5,650,729
Synthesis Energy Systems, Inc. (a)(b)	30,883	80,296
TETRA Technologies, Inc. (b)	540,634	1,962,501
Tidewater, Inc. (a)(b)	97,490	2,439,200
Transocean Ltd. (United States) (a)(b)	1,818,690	16,568,266
U.S. Silica Holdings, Inc.	358,072	9,270,484
Unit Corp. (a)(b)	236,049	4,522,699
Weatherford International PLC (a)(b)	4,314,428	11,346,946
Willbros Group, Inc. (b)	307,483	291,555
		207,736,534
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (b)	679,559	1,461,052
Adams Resources & Energy, Inc.	9,909	391,406
Aemetis, Inc. (a)(b)	44,295	23,955
Amyris, Inc. (a)(b)	126,154	667,355
Antero Resources Corp. (a)(b)	942,494	17,728,312
Approach Resources, Inc. (a)(b)	211,859	616,510
Arch Coal, Inc.	106,552	10,198,092
Barnwell Industries, Inc. (b)	11,298	22,257
Bill Barrett Corp. (b)	443,093	2,007,211
Bonanza Creek Energy, Inc.	89,749	2,515,664
California Resources Corp. (a)(b)	172,583	2,435,146
Callon Petroleum Co. (a)(b)	838,173	8,859,489
Carrizo Oil & Gas, Inc. (a)(b)	334,669	4,702,099
Centennial Resource Development, Inc. Class A (a)(b)	763,211	14,562,066
Centrus Energy Corp. Class A (a)(b)	22,164	78,979
Cheniere Energy, Inc. (b)	882,325	46,339,709
Clean Energy Fuels Corp. (b)	502,335	698,246
Cloud Peak Energy, Inc. (b)	350,207	1,152,181
CNX Resources Corp. (a)(b)	898,514	14,439,120
Comstock Resources, Inc. (a)(b)	59,844	409,333
CONSOL Energy, Inc. (a)(b)	112,314	3,559,231
Contango Oil & Gas Co. (b)	88,353	256,224
Continental Resources, Inc. (a)(b)	370,274	17,591,718
CVR Energy, Inc. (a)	67,664	2,004,208
Delek U.S. Holdings, Inc.	318,600	10,870,632
Denbury Resources, Inc. (a)(b)	1,713,341	3,752,217
Diamondback Energy, Inc. (b)	418,359	52,144,266
Dorian Lpg Ltd. (a)(b)	106,763	781,505
Earthstone Energy, Inc. (a)(b)	108,072	994,262
Eclipse Resources Corp. (b)	384,060	618,337
Energen Corp. (b)	428,230	23,428,463
Energy XXI Gulf Coast, Inc.	141,118	740,870
EP Energy Corp. (a)(b)	194,327	293,434
Erin Energy Corp. (a)(b)	30,000	106,500
Evolution Petroleum Corp.	131,930	1,062,037
Extraction Oil & Gas, Inc. (a)(b)	543,715	6,568,077
Gastar Exploration, Inc. (a)(b)	765,403	517,795
Gener8 Maritime, Inc. (a)(b)	367,090	2,037,350
Gevo, Inc. (a)(b)	23,949	10,813
Goodrich Petroleum Corp. (b)	27,665	287,163
Green Plains, Inc.	167,214	3,060,016
Gulfport Energy Corp. (a)(b)	717,152	6,956,374
Halcon Resources Corp. (a)(b)	671,139	4,060,391
Hallador Energy Co.	78,379	517,301
HollyFrontier Corp.	775,014	33,193,850
Houston American Energy Corp. (a)(b)	98,796	26,675
International Seaways, Inc. (b)	134,191	2,183,288
Isramco, Inc. (b)	3,497	366,835
Jagged Peak Energy, Inc. (a)(b)	152,260	1,872,798
Jones Energy, Inc. (a)	301,130	277,040
Kosmos Energy Ltd. (a)(b)	1,024,087	5,519,829
Laredo Petroleum, Inc. (a)(b)	581,735	4,880,757
Lilis Energy, Inc. (a)(b)	199,058	730,543
Lonestar Resources U.S., Inc. (b)	83,150	333,432
Matador Resources Co. (a)(b)	424,122	12,240,161
Mexco Energy Corp. (b)	2,119	7,417
Midstates Petroleum Co., Inc. (b)	102,883	1,386,863
Murphy Oil Corp. (a)	707,448	17,933,807
NACCO Industries, Inc. Class A	20,539	846,207
Nextdecade Corp. (a)(b)	58,634	348,872
Northern Oil & Gas, Inc. (a)(b)	216,184	447,501
Oasis Petroleum, Inc. (b)	1,186,965	9,353,284
Overseas Shipholding Group, Inc. (b)	203,430	360,071
Pacific Ethanol, Inc. (b)	157,436	645,488
Panhandle Royalty Co. Class A	86,152	1,537,813
Par Pacific Holdings, Inc. (b)	120,273	2,047,046
Parsley Energy, Inc. Class A (b)	1,028,301	25,995,449
PBF Energy, Inc. Class A	481,823	14,122,232
PDC Energy, Inc. (a)(b)	289,521	15,208,538
Peabody Energy Corp.	457,423	18,621,690
Pedevco Corp. (a)(b)	6,185	1,763
Penn Virginia Corp. (b)	57,290	2,136,917
Petroquest Energy, Inc. (b)	55,392	78,103
PrimeEnergy Corp. (b)	4,530	231,030
QEP Resources, Inc. (b)	1,061,783	9,152,569
Ramaco Resources, Inc. (a)	23,661	162,078
Renewable Energy Group, Inc. (a)(b)	153,608	1,705,049
Resolute Energy Corp. (a)(b)	84,842	2,757,365
Rex American Resources Corp. (b)	26,148	2,110,667
Rex Energy Corp. (a)(b)	38,463	35,517
Ring Energy, Inc. (b)	208,423	2,828,300
RSP Permian, Inc. (b)	550,483	21,089,004
Sanchez Energy Corp. (a)(b)	338,892	992,954
SandRidge Energy, Inc. (a)(b)	163,478	2,298,501
SemGroup Corp. Class A	294,987	6,548,711
SilverBow Resources, Inc. (b)	23,761	659,843
SM Energy Co. (a)	443,376	8,131,516
Southwestern Energy Co. (a)(b)	2,252,583	8,041,721
Src Energy, Inc. (b)	1,066,365	9,458,658
Stone Energy Corp. (a)	92,375	2,795,268
Targa Resources Corp. (a)	944,120	42,154,958
Tellurian, Inc. (a)(b)	267,102	2,331,800
Tengasco, Inc. (b)	73,015	49,008
Torchlight Energy Resources, Inc. (a)(b)	200,782	232,907
TransAtlantic Petroleum Ltd. (b)	79,564	114,572
U.S. Energy Corp. (a)(b)	16,587	21,231
Ultra Petroleum Corp. (a)	854,072	3,151,526
Uranium Energy Corp. (a)(b)	640,353	832,459
VAALCO Energy, Inc. (b)	208,727	179,505
Vertex Energy, Inc. (a)(b)	54,529	49,621
W&T Offshore, Inc. (b)	438,503	1,705,777
Warrior Metropolitan Coal, Inc. (a)	78,096	2,437,376
Westmoreland Coal Co. (a)(b)	73,444	30,927
Westwater Resources, Inc. (a)(b)	151,823	113,882
Whiting Petroleum Corp. (a)(b)	397,910	10,827,131
WildHorse Resource Development Corp. (a)(b)	105,019	1,783,223
World Fuel Services Corp.	302,651	6,915,575
WPX Energy, Inc. (b)	1,750,304	24,731,796
Yuma Energy, Inc. (a)(b)	5,304	5,994
Zion Oil & Gas, Inc. (a)(b)	201,994	820,096
		621,719,750

TOTAL ENERGY		829,456,284

FINANCIALS - 17.1%
Banks - 7.3%
1st Constitution Bancorp	42,103	812,588
1st Source Corp.	82,536	4,070,676
Access National Corp. (a)	63,466	1,773,875
ACNB Corp.	17,139	479,892
Allegiance Bancshares, Inc. (a)(b)	49,520	1,889,188
American National Bankshares, Inc.	28,161	1,016,612
American River Bankshares	8,231	125,934
Ameris Bancorp	168,643	8,963,375
AmeriServ Financial, Inc.	14,728	59,648
Ames National Corp.	27,281	724,311
Anchor Bancorp (b)	8,039	198,563
Arrow Financial Corp.	51,520	1,661,520
Associated Banc-Corp.	728,530	17,994,691
Atlantic Capital Bancshares, Inc. (b)	113,198	1,958,325
Auburn National Bancorp., Inc.	3,534	127,507
Banc of California, Inc. (a)	187,352	3,737,672
BancFirst Corp.	75,734	4,032,836
Bancorp, Inc., Delaware (b)	253,910	2,683,829
BancorpSouth Bank	364,939	11,495,579
Bank of Commerce Holdings	98,321	1,061,867
Bank of Hawaii Corp.	189,608	15,549,752
Bank of Marin Bancorp	24,262	1,604,931
Bank of South Carolina Corp.	10,268	195,605
Bank of the Ozarks, Inc.	514,623	25,674,541
BankUnited, Inc.	459,001	18,461,020
Bankwell Financial Group, Inc.	40,974	1,282,486
Banner Corp.	148,258	8,195,702
Bar Harbor Bankshares	62,421	1,691,609
Bay Bancorp, Inc. (b)	27,291	350,689
BCB Bancorp, Inc.	55,365	847,085
Berkshire Hills Bancorp, Inc.	171,589	6,305,896
Blue Hills Bancorp, Inc.	123,079	2,480,042
BOK Financial Corp.	113,609	10,730,370
Boston Private Financial Holdings, Inc.	373,066	5,446,764
Bridge Bancorp, Inc.	80,834	2,683,689
Brookline Bancorp, Inc., Delaware	346,551	5,492,833
Bryn Mawr Bank Corp.	85,920	3,741,816
Byline Bancorp, Inc.	22,464	518,020
C & F Financial Corp.	11,407	528,714
Camden National Corp.	73,144	3,088,140
Capital City Bank Group, Inc.	62,630	1,503,120
Capstar Financial Holdings, Inc. (a)(b)	10,727	204,028
Carolina Financial Corp.	75,533	2,931,436
Cathay General Bancorp	328,046	13,469,569
CB Financial Services, Inc.	34,610	1,014,073
CBTX, Inc. (a)	4,372	120,711
Centerstate Banks of Florida, Inc.	299,561	8,160,042
Central Pacific Financial Corp.	137,108	3,821,200
Central Valley Community Bancorp	61,456	1,198,392
Century Bancorp, Inc. Class A (non-vtg.)	8,372	642,970
Chemical Financial Corp.	313,725	17,314,483
Chemung Financial Corp.	14,797	632,128
CIT Group, Inc.	572,454	30,368,685
Citizens & Northern Corp.	49,346	1,104,857
Citizens First Corp.	14,760	351,288
Citizens Holding Co.	12,650	278,300
City Holding Co. (a)	75,888	5,112,575
Civista Bancshares, Inc.	34,892	786,117
CNB Financial Corp., Pennsylvania	61,173	1,644,330
CoBiz, Inc.	220,514	4,180,945
Codorus Valley Bancorp, Inc.	34,938	914,327
Colony Bankcorp, Inc.	4,518	64,382
Columbia Banking Systems, Inc.	327,723	13,692,267
Commerce Bancshares, Inc.	402,855	23,272,933
Community Bank System, Inc. (a)	229,368	12,227,608
Community Bankers Trust Corp. (b)	171,891	1,426,695
Community Financial Corp.	16,726	623,211
Community Trust Bancorp, Inc.	84,178	3,661,743
ConnectOne Bancorp, Inc.	128,046	3,687,725
County Bancorp, Inc.	25,129	671,949
Cullen/Frost Bankers, Inc.	248,658	25,857,945
Customers Bancorp, Inc. (b)	124,000	3,638,160
CVB Financial Corp. (a)	459,319	10,564,337
DNB Financial Corp.	4,951	166,601
Eagle Bancorp, Inc. (b)	141,344	8,629,051
East West Bancorp, Inc.	623,075	40,842,566
Enterprise Bancorp, Inc.	37,217	1,160,798
Enterprise Financial Services Corp.	105,839	4,958,557
Equity Bancshares, Inc. (b)	46,376	1,713,129
Evans Bancorp, Inc.	17,239	743,001
Farmers & Merchants Bancorp, Inc.	29,551	1,093,387
Farmers Capital Bank Corp.	34,947	1,272,071
Farmers National Banc Corp.	109,961	1,484,474
FCB Financial Holdings, Inc. Class A (b)	195,326	10,479,240
Fidelity Southern Corp.	97,915	2,204,067
Financial Institutions, Inc.	63,631	1,953,472
First Bancorp, North Carolina	137,059	4,746,353
First Bancorp, Puerto Rico (b)	807,302	4,868,031
First Bancshares, Inc. (a)	40,497	1,285,780
First Bank Hamilton New Jersey	51,342	711,087
First Busey Corp.	190,257	5,641,120
First Business Finance Services, Inc.	37,553	903,150
First Citizen Bancshares, Inc.	38,653	15,735,636
First Commonwealth Financial Corp.	453,163	6,330,687
First Community Bancshares, Inc.	65,716	1,784,189
First Community Corp.	50,202	1,061,772
First Connecticut Bancorp, Inc.	63,853	1,599,518
First Financial Bancorp, Ohio	270,931	7,369,323
First Financial Bankshares, Inc. (a)	298,155	13,715,130
First Financial Corp., Indiana	56,581	2,427,325
First Financial Northwest, Inc.	38,725	612,630
First Foundation, Inc. (b)	140,403	2,563,759
First Hawaiian, Inc.	246,186	6,841,509
First Horizon National Corp.	1,359,119	25,891,217
First Internet Bancorp	38,971	1,475,052
First Interstate Bancsystem, Inc.	106,677	4,213,742
First Merchants Corp.	189,960	7,851,047
First Mid-Illinois Bancshares, Inc.	32,501	1,109,584
First Midwest Bancorp, Inc., Delaware	455,826	11,040,106
First Northwest Bancorp (b)	29,480	471,680
First of Long Island Corp.	95,119	2,591,993
First Republic Bank (a)	684,438	63,515,846
First United Corp. (b)	16,427	283,366
Flushing Financial Corp.	128,655	3,435,089
FNB Corp., Pennsylvania	1,383,233	19,392,927
Franklin Financial Network, Inc. (b)	55,816	1,733,087
Fulton Financial Corp.	783,300	14,177,730
German American Bancorp, Inc. (a)	94,092	3,117,268
Glacier Bancorp, Inc. (a)	342,242	13,313,214
Glen Burnie Bancorp	18,661	223,932
Great Southern Bancorp, Inc.	44,239	2,141,168
Great Western Bancorp, Inc.	265,155	10,842,188
Green Bancorp, Inc. (a)(b)	96,487	2,103,417
Guaranty Bancorp	113,057	3,103,415
Guaranty Bancshares, Inc. Texas	6,893	245,046
Hancock Holding Co.	371,874	19,225,886
Hanmi Financial Corp.	139,169	4,251,613
HarborOne Bancorp, Inc. (b)	139,543	2,684,807
Hawthorn Bancshares, Inc.	48,188	973,398
Heartland Financial U.S.A., Inc.	124,040	6,617,534
Heritage Commerce Corp.	159,503	2,516,957
Heritage Financial Corp., Washington	134,310	3,995,723
Hilltop Holdings, Inc.	332,356	8,079,574
Home Bancshares, Inc.	696,348	16,009,041
HomeTrust Bancshares, Inc. (b)	82,069	2,129,691
Hope Bancorp, Inc.	575,341	10,390,658
Horizon Bancorp Industries	102,046	2,887,902
Howard Bancorp, Inc. (b)	32,517	585,306
IBERIABANK Corp.	231,135	18,675,708
Independent Bank Corp.	96,933	2,214,919
Independent Bank Corp., Massachusetts	121,955	8,463,677
Independent Bank Group, Inc.	78,392	5,503,118
International Bancshares Corp.	244,180	9,437,557
Investar Holding Corp.	29,136	709,462
Investors Bancorp, Inc.	1,095,450	14,788,575
Lakeland Bancorp, Inc.	201,190	3,842,729
Lakeland Financial Corp. (a)	114,291	5,178,525
Landmark Bancorp, Inc.	39	1,127
LCNB Corp.	38,996	721,426
LegacyTexas Financial Group, Inc.	185,316	7,762,887
Live Oak Bancshares, Inc.	117,643	3,070,482
Macatawa Bank Corp.	91,347	903,422
MainSource Financial Group, Inc.	119,416	4,510,342
MB Financial, Inc.	366,215	15,018,477
MBT Financial Corp.	69,241	706,258
Mercantile Bank Corp.	67,865	2,246,332
Merchants Bancorp/IN	43,731	896,486
Metropolitan Bank Holding Corp. (b)	17,426	774,063
Mid Penn Bancorp, Inc.	28,255	904,160
Middlefield Banc Corp.	24,755	1,188,240
Midland States Bancorp, Inc.	36,485	1,143,805
Midsouth Bancorp, Inc.	59,250	740,625
MidWestOne Financial Group, Inc.	42,159	1,341,499
MutualFirst Financial, Inc.	16,479	588,300
National Bank Holdings Corp.	125,498	4,089,980
National Bankshares, Inc. (a)	27,586	1,099,302
National Commerce Corp. (b)	52,018	2,234,173
NBT Bancorp, Inc.	212,914	7,409,407
Nicolet Bankshares, Inc. (b)	29,711	1,606,474
Northeast Bancorp	47,101	1,033,867
Northrim Bancorp, Inc.	32,754	1,089,071
Norwood Financial Corp. (a)	26,148	771,889
OFG Bancorp (a)	196,849	2,116,127
Ohio Valley Banc Corp. (a)	14,494	567,440
Old Line Bancshares, Inc. (a)	34,320	1,085,542
Old National Bancorp, Indiana	597,389	10,155,613
Old Point Financial Corp.	8,603	215,935
Old Second Bancorp, Inc.	127,732	1,756,315
Opus Bank	75,669	2,122,515
Orrstown Financial Services, Inc.	28,866	712,990
Pacific Mercantile Bancorp (b)	76,145	628,196
Pacific Premier Bancorp, Inc. (b)	172,208	7,241,346
PacWest Bancorp	559,706	29,183,071
Park National Corp.	60,841	6,146,158
Parke Bancorp, Inc.	9,617	199,553
Patriot National Bancorp, Inc.	1,402	26,288
PCSB Financial Corp.	71,701	1,375,942
Peapack-Gladstone Financial Corp.	71,026	2,342,437
Penns Woods Bancorp, Inc.	18,934	768,910
People's Utah Bancorp	68,752	2,086,623
Peoples Bancorp of North Carolina	31,329	872,513
Peoples Bancorp, Inc.	86,252	2,974,831
Peoples Financial Services Corp.	28,276	1,164,123
Pinnacle Financial Partners, Inc.	321,651	20,762,572
Popular, Inc.	447,330	18,792,333
Porter Bancorp, Inc. (b)	9,892	145,412
Preferred Bank, Los Angeles	57,012	3,553,558
Premier Financial Bancorp, Inc.	21,201	373,562
Prosperity Bancshares, Inc. (a)	299,604	22,470,300
QCR Holdings, Inc.	57,990	2,528,364
Reliant Bancorp, Inc. (a)	23,562	560,540
Renasant Corp.	194,858	8,137,270
Republic Bancorp, Inc., Kentucky Class A	38,600	1,437,850
Republic First Bancorp, Inc. (a)(b)	238,609	2,016,246
S&T Bancorp, Inc.	162,604	6,416,354
Sandy Spring Bancorp, Inc.	148,381	5,751,248
SB Financial Group, Inc.	532	9,863
Seacoast Banking Corp., Florida (a)(b)	190,645	4,998,712
Select Bancorp, Inc. New (b)	98	1,279
ServisFirst Bancshares, Inc.	208,931	8,390,669
Shore Bancshares, Inc.	42,320	720,286
Sierra Bancorp	45,562	1,185,523
Signature Bank (b)	233,286	34,104,080
Simmons First National Corp. Class A	347,982	9,900,088
SmartFinancial, Inc. (b)	29,546	644,694
South State Corp.	164,630	14,273,421
Southern First Bancshares, Inc. (b)	41,478	1,748,298
Southern National Bancorp of Virginia, Inc.	84,680	1,302,378
Southside Bancshares, Inc.	125,401	4,188,393
State Bank Financial Corp.	174,436	5,048,178
Sterling Bancorp	958,956	22,295,727
Stock Yards Bancorp, Inc.	114,773	4,028,532
Summit Financial Group, Inc.	28,736	688,227
Sussex Bancorp	2,925	84,971
SVB Financial Group (b)	228,369	56,859,314
Synovus Financial Corp.	498,901	24,595,819
TCF Financial Corp.	740,226	16,507,040
Texas Capital Bancshares, Inc. (b)	212,422	19,160,464
The Bank of Princeton	9,024	293,551
The First Bancorp, Inc.	40,384	1,088,753
Tompkins Financial Corp.	56,854	4,362,976
TowneBank	279,152	7,969,790
Trico Bancshares	98,612	3,683,158
TriState Capital Holdings, Inc. (b)	98,771	2,207,532
Triumph Bancorp, Inc. (b)	84,832	3,473,870
Trustmark Corp.	310,132	9,688,524
Two River Bancorp (a)	43,275	741,734
UMB Financial Corp.	196,225	14,324,425
Umpqua Holdings Corp.	950,712	20,259,673
Union Bankshares Corp.	242,805	9,076,051
Union Bankshares, Inc. (a)	26,240	1,346,112
United Bancorp, Inc.	41,665	495,814
United Bankshares, Inc., West Virginia (a)	460,054	16,331,917
United Community Bank, Inc.	313,340	9,685,339
United Security Bancshares, Inc.	8,545	98,695
United Security Bancshares, California	21,338	217,648
Unity Bancorp, Inc.	57,145	1,180,044
Univest Corp. of Pennsylvania	131,713	3,608,936
Valley National Bancorp (a)	1,161,215	14,480,351
Veritex Holdings, Inc. (b)	77,906	2,162,671
Village Bank & Trust Financial Corp. (b)	8,883	284,256
Washington Trust Bancorp, Inc.	65,779	3,410,641
Webster Financial Corp.	391,391	21,362,121
WesBanco, Inc.	196,002	8,077,242
West Bancorp., Inc.	62,916	1,528,859
Westamerica Bancorp. (a)	121,474	6,959,245
Western Alliance Bancorp. (b)	417,250	24,392,435
Wintrust Financial Corp.	238,161	20,126,986
		1,543,408,086
Capital Markets - 2.5%
Arlington Asset Investment Corp. (a)	120,828	1,307,359
Artisan Partners Asset Management, Inc.	201,289	6,793,504
Ashford, Inc. (b)	4,486	443,890
Associated Capital Group, Inc.	20,662	712,839
B. Riley Financial, Inc. (a)	77,782	1,438,967
BGC Partners, Inc. Class A	1,045,996	13,828,067
Cohen & Steers, Inc.	93,396	3,735,840
Cowen Group, Inc. Class A (a)(b)	119,709	1,717,824
Diamond Hill Investment Group, Inc.	13,288	2,724,439
Eaton Vance Corp. (non-vtg.)	509,314	26,957,990
Evercore, Inc. Class A	168,569	15,685,345
FactSet Research Systems, Inc.	170,272	34,595,865
Federated Investors, Inc. Class B (non-vtg.) (a)	412,409	13,436,285
Financial Engines, Inc. (a)	276,738	9,270,723
Gain Capital Holdings, Inc. (a)	115,932	821,958
GAMCO Investors, Inc. Class A	17,907	479,908
Great Elm Capital Group, Inc. (b)	111,763	413,523
Greenhill & Co., Inc.	111,740	2,273,909
Hamilton Lane, Inc. Class A (a)	59,581	2,081,760
Hennessy Advisors, Inc.	9,352	173,573
Houlihan Lokey	117,501	5,454,396
Institutional Financial Markets, Inc.	1,681	17,684
Interactive Brokers Group, Inc.	310,620	21,557,028
INTL FCStone, Inc. (b)	71,146	2,820,939
Investment Technology Group, Inc.	144,928	2,872,473
Janus Henderson Group PLC (a)	784,712	27,731,722
Ladenburg Thalmann Financial Services, Inc.	402,412	1,344,056
Lazard Ltd. Class A	567,826	30,645,569
Legg Mason, Inc.	363,618	14,511,994
LPL Financial	391,944	25,190,241
Manning & Napier, Inc. Class A	54,262	162,786
MarketAxess Holdings, Inc.	164,852	33,366,045
Medley Management, Inc.	32,708	199,519
Moelis & Co. Class A	139,192	7,063,994
Morningstar, Inc.	86,170	8,052,587
MSCI, Inc.	393,277	55,656,561
National Holdings Corp. (b)	3,483	13,758
National Holdings Corp. warrants 1/18/22 (b)	3,483	3,901
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	1,067,549
Piper Jaffray Companies	64,129	5,354,772
PJT Partners, Inc.	73,261	3,502,608
Pzena Investment Management, Inc.	58,015	631,203
Safeguard Scientifics, Inc. (b)	85,673	1,045,211
SEI Investments Co.	560,967	40,855,227
Siebert Financial Corp. (a)(b)	13,255	101,533
Silvercrest Asset Management Group Class A	17,895	270,215
Stifel Financial Corp.	294,566	18,813,930
TD Ameritrade Holding Corp.	1,181,483	67,935,273
TheStreet.com, Inc. (b)	85,257	104,014
U.S. Global Investments, Inc. Class A (a)	36,632	124,549
Value Line, Inc.	13,155	244,420
Vector Capital Corp. rights (b)(c)	49,572	1
Virtu Financial, Inc. Class A (a)	185,825	5,519,003
Virtus Investment Partners, Inc.	31,891	3,924,188
Waddell & Reed Financial, Inc. Class A (a)	368,027	7,360,540
Westwood Holdings Group, Inc.	31,636	1,719,100
WisdomTree Investments, Inc. (a)	492,911	4,736,875
Zais Group Holdings, Inc. (b)	22,211	89,510
		538,958,542
Consumer Finance - 0.8%
Ally Financial, Inc.	1,912,195	53,350,241
Asta Funding, Inc. (b)	34,989	342,892
Atlanticus Holdings Corp. (b)	33,601	73,922
Consumer Portfolio Services, Inc. (b)	87,449	331,432
Credit Acceptance Corp. (a)(b)	55,452	17,450,190
Elevate Credit, Inc.	77,759	555,199
Encore Capital Group, Inc. (a)(b)	104,445	4,470,246
Enova International, Inc. (b)	146,158	3,215,476
EZCORP, Inc. (non-vtg.) Class A (a)(b)	228,360	2,968,680
First Cash Financial Services, Inc.	214,308	15,794,500
Green Dot Corp. Class A (b)	203,057	13,225,102
Imperial Holdings, Inc. warrants 4/11/19 (b)	3,852	0
LendingClub Corp. (a)(b)	1,639,001	5,162,853
Nelnet, Inc. Class A	84,547	4,678,831
Nicholas Financial, Inc. (b)	73,640	657,605
OneMain Holdings, Inc. (b)	315,529	9,674,119
PRA Group, Inc. (a)(b)	202,706	7,763,640
Regional Management Corp. (b)	42,651	1,276,118
Santander Consumer U.S.A. Holdings, Inc.	500,124	8,177,027
SLM Corp. (b)	1,903,618	20,768,472
World Acceptance Corp. (a)(b)	25,904	2,785,198
		172,721,743
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,543	171,128
Acushnet Holdings Corp. (a)	186,547	3,952,931
Alteryx, Inc. (a)	105,818	3,617,917
At Home Group, Inc. (a)(b)	29,095	860,921
Cannae Holdings, Inc. (b)	291,196	5,352,182
Cotiviti Holdings, Inc. (b)	165,909	5,559,611
Donnelley Financial Solutions, Inc. (b)	142,998	2,475,295
FB Financial Corp. (b)	55,658	2,200,161
Granite Point Mortgage Trust, Inc. (a)	205,729	3,466,534
Marlin Business Services Corp.	36,382	938,656
On Deck Capital, Inc. (b)	192,982	1,001,577
Senseonics Holdings, Inc. (a)(b)	189,132	546,591
Tiptree, Inc.	128,445	738,559
Varex Imaging Corp. (a)(b)	169,006	5,896,619
Voya Financial, Inc.	772,759	39,426,164
		76,204,846
Insurance - 3.7%
1347 Property Insurance Holdings, Inc. (b)	6,993	46,503
Alleghany Corp.	67,072	40,655,693
AMBAC Financial Group, Inc. (b)	200,573	3,038,681
American Equity Investment Life Holding Co.	387,822	11,871,231
American Financial Group, Inc.	296,418	33,435,950
American National Insurance Co.	40,063	4,683,365
Amerisafe, Inc.	82,809	4,637,304
AmTrust Financial Services, Inc. (a)	413,993	4,955,496
Arch Capital Group Ltd. (b)	567,918	50,113,084
Argo Group International Holdings, Ltd.	131,352	7,651,254
Aspen Insurance Holdings Ltd. (a)	260,210	9,471,644
Assured Guaranty Ltd.	506,829	17,526,147
Athene Holding Ltd. (b)	351,194	16,579,869
Atlas Financial Holdings, Inc. (b)	42,675	748,946
Axis Capital Holdings Ltd.	360,241	17,774,291
Baldwin & Lyons, Inc. Class B	42,752	968,333
Blue Capital Reinsurance Holdings Ltd.	23,939	265,723
Brown & Brown, Inc.	502,740	26,464,234
Citizens, Inc. Class A (a)(b)	184,834	1,266,113
CNA Financial Corp.	123,338	6,297,638
CNO Financial Group, Inc.	728,424	16,418,677
Conifer Holdings, Inc. (b)	13,396	68,989
Crawford & Co. Class B	86,860	779,134
Donegal Group, Inc. Class A	119,498	1,889,263
eHealth, Inc. (b)	78,217	1,274,155
EMC Insurance Group	32,192	840,211
Employers Holdings, Inc.	143,996	5,637,443
Enstar Group Ltd. (b)	47,661	9,436,878
Erie Indemnity Co. Class A	88,842	10,276,354
FBL Financial Group, Inc. Class A	43,350	2,813,415
Federated National Holding Co.	50,478	779,885
First Acceptance Corp. (b)	24,679	25,173
First American Financial Corp.	484,115	28,093,193
FNF Group	1,189,136	47,482,200
Genworth Financial, Inc. Class A (b)	2,175,852	5,918,317
Global Indemnity Ltd.	37,631	1,392,347
Greenlight Capital Re, Ltd. (b)	129,165	2,118,306
Hallmark Financial Services, Inc. (b)	49,582	487,391
Hanover Insurance Group, Inc.	186,436	20,118,309
HCI Group, Inc. (a)	36,061	1,248,792
Health Insurance Innovations, Inc. (a)(b)	56,763	1,771,006
Heritage Insurance Holdings, Inc. (a)	98,915	1,649,902
Horace Mann Educators Corp.	178,779	7,356,756
Independence Holding Co.	94,596	2,695,986
Infinity Property & Casualty Corp.	47,591	5,613,358
Investors Title Co.	5,515	1,061,638
James River Group Holdings Ltd.	109,494	3,581,549
Kemper Corp.	217,544	12,269,482
Kingstone Companies, Inc.	39,207	748,854
Kinsale Capital Group, Inc.	85,613	4,195,037
Maiden Holdings Ltd.	316,619	1,899,714
Markel Corp. (b)	60,972	67,800,864
MBIA, Inc. (a)(b)	417,124	3,332,821
Mercury General Corp.	160,000	7,302,400
National General Holdings Corp.	271,086	6,229,556
National Western Life Group, Inc.	9,867	3,009,435
Navigators Group, Inc.	101,022	5,445,086
NI Holdings, Inc.	45,692	736,098
Old Republic International Corp.	1,056,884	21,169,387
Primerica, Inc.	193,078	18,825,105
ProAssurance Corp.	235,247	11,244,807
Reinsurance Group of America, Inc.	275,131	42,312,396
RenaissanceRe Holdings Ltd.	174,093	22,332,650
RLI Corp.	176,565	10,735,152
Safety Insurance Group, Inc.	66,718	4,760,329
Selective Insurance Group, Inc.	258,572	14,699,818
State Auto Financial Corp.	68,353	1,885,176
Stewart Information Services Corp.	103,105	4,137,604
Third Point Reinsurance Ltd. (b)	384,752	5,348,053
Trupanion, Inc. (a)(b)	84,431	2,501,691
United Fire Group, Inc.	93,258	4,148,116
United Insurance Holdings Corp.	78,431	1,533,326
Universal Insurance Holdings, Inc.	143,216	4,196,229
Validus Holdings Ltd.	347,186	23,483,661
W.R. Berkley Corp.	414,299	28,329,766
White Mountains Insurance Group Ltd.	15,481	12,490,845
WMI Holdings Corp. (a)(b)	870,756	1,123,275
		787,506,859
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	128,388	2,100,428
AGNC Investment Corp.	1,672,608	30,006,588
American Capital Mortgage Investment Corp.	216,830	3,686,110
Annaly Capital Management, Inc.	5,022,794	50,378,624
Anworth Mortgage Asset Corp.	522,696	2,383,494
Apollo Commercial Real Estate Finance, Inc. (a)	411,750	7,518,555
Arbor Realty Trust, Inc. (a)	227,213	1,944,943
Ares Commercial Real Estate Corp.	140,575	1,731,884
Armour Residential REIT, Inc.	182,039	3,899,275
Blackstone Mortgage Trust, Inc. (a)	439,040	13,632,192
Capstead Mortgage Corp.	453,763	3,788,921
Cherry Hill Mortgage Investment Corp.	46,903	756,076
Chimera Investment Corp.	799,444	13,398,681
CYS Investments, Inc. (a)	670,957	4,240,448
Dynex Capital, Inc.	259,773	1,563,833
Ellington Residential Mortgage REIT	40,648	430,869
Five Oaks Investment Corp. (a)	77,659	250,839
Great Ajax Corp.	64,550	837,859
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	226,586	3,987,914
Invesco Mortgage Capital, Inc.	465,427	7,153,613
KKR Real Estate Finance Trust, Inc. (a)	54,773	1,073,551
Ladder Capital Corp. Class A	400,395	5,913,834
MFA Financial, Inc.	1,734,837	12,352,039
New Residential Investment Corp.	1,414,917	22,822,611
New York Mortgage Trust, Inc. (a)	504,041	2,777,266
Orchid Island Capital, Inc. (a)	226,923	1,631,576
Owens Realty Mortgage, Inc.	37,687	533,271
PennyMac Mortgage Investment Trust	278,340	4,639,928
Redwood Trust, Inc.	353,007	5,171,553
Resource Capital Corp. (a)	146,355	1,271,825
Starwood Property Trust, Inc.	1,116,701	22,613,195
Two Harbors Investment Corp.	758,863	11,147,697
Western Asset Mortgage Capital Corp. (a)	191,198	1,686,366
ZAIS Financial Corp.	54,249	748,636
		248,074,494
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	2,130,490
Thrifts & Mortgage Finance - 1.2%
Atlantic Coast Financial Corp. (b)	167,823	1,736,968
BankFinancial Corp.	75,843	1,215,763
Bear State Financial, Inc.	45,612	467,979
Beneficial Bancorp, Inc.	357,084	5,356,260
BofI Holding, Inc. (a)(b)	247,172	9,192,327
BSB Bancorp, Inc. (b)	29,828	865,012
Capitol Federal Financial, Inc.	608,106	7,595,244
Charter Financial Corp.	65,398	1,298,150
Citizens Community Bancorp, Inc.	15,634	217,313
Clifton Bancorp, Inc.	102,761	1,584,575
Dime Community Bancshares, Inc.	152,632	2,747,376
Elmira Savings Bank	185	3,737
Entegra Financial Corp. (b)	77,977	2,191,154
ESSA Bancorp, Inc.	32,482	473,263
Essent Group Ltd. (b)	364,284	16,425,566
Farmer Mac Class C (non-vtg.)	44,156	3,358,505
First Capital, Inc.	12,982	484,488
First Defiance Financial Corp.	41,293	2,197,201
Flagstar Bancorp, Inc. (a)(b)	95,859	3,379,988
FS Bancorp, Inc.	11,187	607,454
Greene County Bancorp, Inc. (a)	2,032	74,066
Hamilton Bancorp, Inc. (b)	69	1,018
Hingham Institution for Savings	8,459	1,691,885
HMN Financial, Inc. (b)	3,871	72,194
Home Bancorp, Inc.	20,571	853,697
Home Federal Bancorp, Inc.	31	899
HomeStreet, Inc. (b)	121,978	3,500,769
HopFed Bancorp, Inc.	18,100	278,197
Impac Mortgage Holdings, Inc. (a)(b)	65,855	586,110
Kearny Financial Corp.	384,435	4,997,655
Lendingtree, Inc. (a)(b)	33,035	11,512,698
Malvern Bancorp, Inc. (b)	64,070	1,528,070
Meridian Bancorp, Inc. Maryland	249,020	4,992,851
Meta Financial Group, Inc.	40,463	4,345,726
MGIC Investment Corp. (b)	1,616,930	22,297,465
Nationstar Mortgage Holdings, Inc. (a)(b)	130,517	2,234,451
New York Community Bancorp, Inc. (a)	2,102,857	28,640,912
NMI Holdings, Inc. (b)	243,001	4,823,570
Northfield Bancorp, Inc.	220,790	3,426,661
Northwest Bancshares, Inc.	450,358	7,390,375
OceanFirst Financial Corp.	183,978	4,761,351
Ocwen Financial Corp. (a)(b)	486,099	1,769,400
Oritani Financial Corp.	189,634	2,958,290
PB Bancorp, Inc.	7,070	73,175
PennyMac Financial Services, Inc. (b)	92,156	2,147,235
PHH Corp. (b)	142,773	1,510,538
Poage Bankshares, Inc.	6,654	126,759
Provident Bancorp, Inc. (b)	84,161	1,952,535
Provident Financial Holdings, Inc.	21,795	397,105
Provident Financial Services, Inc.	266,158	6,622,011
Prudential Bancorp, Inc.	82,322	1,435,696
Radian Group, Inc.	941,759	19,324,895
Riverview Bancorp, Inc.	146,681	1,267,324
Security National Financial Corp. Class A	40,643	205,247
SI Financial Group, Inc.	23,177	333,749
Southern Missouri Bancorp, Inc.	20,482	692,701
Territorial Bancorp, Inc.	30,643	915,306
TFS Financial Corp.	279,196	4,093,013
Timberland Bancorp, Inc.	27,057	772,477
Trustco Bank Corp., New York	425,565	3,617,303
United Community Bancorp, Inc.	1,461	29,293
United Community Financial Corp.	251,020	2,319,425
United Financial Bancorp, Inc. New	220,063	3,432,983
Walker & Dunlop, Inc.	124,586	6,021,241
Washington Federal, Inc.	382,695	13,279,517
Waterstone Financial, Inc.	133,580	2,297,576
Westfield Financial, Inc.	126,385	1,257,531
WSFS Financial Corp.	141,318	6,740,869
		255,002,137

TOTAL FINANCIALS		3,624,007,197

HEALTH CARE - 11.7%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(b)	131,889	1,826,663
ACADIA Pharmaceuticals, Inc. (a)(b)	437,926	10,910,926
Acceleron Pharma, Inc. (a)(b)	173,903	7,291,753
Achaogen, Inc. (a)(b)	136,730	1,426,094
Achillion Pharmaceuticals, Inc. (b)	658,720	2,140,840
Acorda Therapeutics, Inc. (a)(b)	203,958	4,844,003
Actinium Pharmaceuticals, Inc. (b)	152,593	65,615
Actinium Pharmaceuticals, Inc. rights 3/2/18 (b)	152,593	2
Adamas Pharmaceuticals, Inc. (a)(b)	77,177	1,886,978
ADMA Biologics, Inc. (a)(b)	107,827	404,351
Aduro Biotech, Inc. (a)(b)	132,877	830,481
Advaxis, Inc. (a)(b)	152,732	284,082
Adverum Biotechnologies, Inc. (b)	64,927	449,619
Aeglea BioTherapeutics, Inc. (b)	23,707	171,876
Aevi Genomic Medicine, Inc. (a)(b)	125,878	239,168
Agenus, Inc. (a)(b)	343,477	1,851,341
Agios Pharmaceuticals, Inc. (a)(b)	208,873	16,791,300
Aimmune Therapeutics, Inc. (a)(b)	100,406	3,263,195
Akebia Therapeutics, Inc. (b)	213,244	3,049,389
Albireo Pharma, Inc. (b)	29,888	1,010,214
Alder Biopharmaceuticals, Inc. (a)(b)	268,419	3,731,024
Aldeyra Therapeutics, Inc. (b)	74,826	617,315
Alkermes PLC (a)(b)	676,267	38,601,320
Alnylam Pharmaceuticals, Inc. (b)	358,528	43,080,724
Alpine Immune Sciences, Inc. (b)	17,943	157,719
Altimmune, Inc. (a)	24,817	39,211
AMAG Pharmaceuticals, Inc. (a)(b)	152,392	3,207,852
Amicus Therapeutics, Inc. (a)(b)	724,108	9,963,726
AmpliPhi Biosciences Corp. (a)(b)	37,449	52,803
AnaptysBio, Inc. (b)	63,793	7,831,229
Anavex Life Sciences Corp. (a)(b)	157,620	371,983
Anthera Pharmaceuticals, Inc. (a)(b)	20,053	43,114
Apellis Pharmaceuticals, Inc. (a)(b)	59,247	1,085,998
Applied Genetic Technologies Corp. (b)	47,677	183,556
Aptevo Therapeutics, Inc. (b)	62,747	198,908
AquaBounty Technologies, Inc. (a)(b)	3,959	9,660
Aquinox Pharmaceuticals, Inc. (b)	82,558	1,196,265
ARCA Biopharma, Inc. (b)	7,333	5,940
Ardelyx, Inc. (a)(b)	161,390	867,471
Arena Pharmaceuticals, Inc. (b)	170,928	6,626,879
Argos Therapeutics, Inc. (a)(b)	4,760	6,140
ArQule, Inc. (b)	223,720	373,612
Array BioPharma, Inc. (a)(b)	875,498	15,163,625
Arrowhead Pharmaceuticals, Inc. (a)(b)	358,619	2,323,851
Asterias Biotherapeutics, Inc. (a)(b)	102,523	220,424
Atara Biotherapeutics, Inc. (a)(b)	144,776	5,577,495
Athersys, Inc. (a)(b)	484,446	663,691
aTyr Pharma, Inc. (b)	94,162	277,778
Audentes Therapeutics, Inc. (a)(b)	118,856	4,004,259
AVEO Pharmaceuticals, Inc. (a)(b)	440,743	1,260,525
Avid Bioservices, Inc. (a)(b)	149,057	366,680
Bellicum Pharmaceuticals, Inc. (a)(b)	116,886	812,358
Biocept, Inc. (a)(b)	60,281	21,098
BioCryst Pharmaceuticals, Inc. (a)(b)	421,163	2,093,180
Biohaven Pharmaceutical Holding Co. Ltd.	48,945	1,658,746
BioMarin Pharmaceutical, Inc. (b)	770,433	62,536,047
Biospecifics Technologies Corp. (b)	20,059	812,390
BioTime, Inc. (a)(b)	571,875	1,498,313
Bioverativ, Inc. (b)	474,406	49,660,820
bluebird bio, Inc. (a)(b)	214,045	43,023,045
Blueprint Medicines Corp. (a)(b)	169,546	14,675,902
BrainStorm Cell Therpeutic, Inc. (a)(b)	60,624	186,116
Calithera Biosciences, Inc. (b)	115,170	886,809
Calyxt, Inc. (a)	38,557	708,292
Cancer Genetics, Inc. (a)(b)	68,198	115,937
Capricor Therapeutics, Inc. (a)(b)	40,820	74,292
Cara Therapeutics, Inc. (a)(b)	115,679	1,617,192
CareDx, Inc. (a)(b)	99,948	581,697
Cascadian Therapeutics, Inc. (b)	213,713	2,130,719
CASI Pharmaceuticals, Inc. (a)(b)	168,604	583,370
Catabasis Pharmaceuticals, Inc. (b)	76,612	131,773
Catalyst Biosciences, Inc. (b)	27,548	696,964
Catalyst Pharmaceutical Partners, Inc. (a)(b)	403,697	1,287,793
Cel-Sci Corp. (a)(b)	34,386	61,551
Celldex Therapeutics, Inc. (a)(b)	565,434	1,272,227
Cellectar Biosciences, Inc. (a)(b)	4,485	5,247
Cellular Biomedicine Group, Inc. (a)(b)	29,329	450,200
Celsion Corp. (a)(b)	4,287	9,174
ChemoCentryx, Inc. (b)	96,267	935,715
Chiasma, Inc. (a)(b)	30,058	46,590
Chimerix, Inc. (b)	181,661	882,872
Cidara Therapeutics, Inc. (a)(b)	38,754	259,652
Cleveland Biolabs, Inc. (a)(b)	10,000	35,300
Clovis Oncology, Inc. (a)(b)	216,220	12,555,895
Coherus BioSciences, Inc. (a)(b)	190,032	1,881,317
Conatus Pharmaceuticals, Inc. (a)(b)	122,869	638,919
Concert Pharmaceuticals, Inc. (b)	59,495	1,301,751
ContraFect Corp. (b)	299,050	505,395
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	211,811	1,567,401
Corvus Pharmaceuticals, Inc. (b)	34,606	283,423
CTI BioPharma Corp. (b)	81,379	327,144
Curis, Inc. (b)	574,786	284,519
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,747	27,153
Cytokinetics, Inc. (a)(b)	224,644	1,740,991
CytomX Therapeutics, Inc. (b)	127,044	3,774,477
Cytori Therapeutics, Inc. (b)	155,538	53,645
CytRx Corp. (a)(b)	105,625	164,775
Deciphera Pharmaceuticals, Inc. (b)	36,860	922,237
Dicerna Pharmaceuticals, Inc. (b)	104,825	1,337,567
Dyax Corp. rights 12/31/19 (b)(c)	559,523	1,935,950
Dynavax Technologies Corp. (a)(b)	240,272	3,880,393
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,020,029
Edge Therapeutics, Inc. (a)(b)	82,791	1,246,005
Editas Medicine, Inc. (a)(b)	162,203	5,943,118
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	160,127
Eleven Biotherapeutics, Inc. (a)(b)	33,461	31,788
Emergent BioSolutions, Inc. (b)	154,700	7,688,590
Enanta Pharmaceuticals, Inc. (b)	64,072	5,037,341
Epizyme, Inc. (a)(b)	219,257	3,880,849
Esperion Therapeutics, Inc. (a)(b)	87,171	7,009,420
Exact Sciences Corp. (a)(b)	525,198	23,429,083
Exelixis, Inc. (b)	1,235,453	31,874,687
Fate Therapeutics, Inc. (a)(b)	193,154	2,174,914
Fibrocell Science, Inc. (a)(b)	41,836	23,215
FibroGen, Inc. (b)	332,801	18,337,335
Five Prime Therapeutics, Inc. (a)(b)	136,056	2,892,551
Flexion Therapeutics, Inc. (a)(b)	152,615	3,870,316
Fortress Biotech, Inc. (a)(b)	160,408	683,338
Foundation Medicine, Inc. (a)(b)	65,132	5,389,673
Galectin Therapeutics, Inc. (a)(b)	122,625	503,989
Genocea Biosciences, Inc. (a)(b)	97,488	97,488
Genomic Health, Inc. (b)	92,757	2,968,224
GenVec, Inc. rights (c)	14,247	0
Geron Corp. (a)(b)	680,058	1,570,934
Global Blood Therapeutics, Inc. (a)(b)	176,624	10,358,998
GlycoMimetics, Inc. (a)(b)	105,049	2,417,177
GTx, Inc. (a)(b)	30,934	495,253
Halozyme Therapeutics, Inc. (a)(b)	580,040	11,403,586
Heat Biologics, Inc. (a)(b)	7,670	19,328
Hemispherx Biopharma, Inc. (a)(b)	63,934	31,967
Heron Therapeutics, Inc. (a)(b)	238,302	4,849,446
Histogenics Corp. (b)	270	697
iBio, Inc. (b)	302,306	59,252
Idera Pharmaceuticals, Inc. (a)(b)	695,354	1,230,777
Immucell Corp. (b)	6,741	48,737
Immune Design Corp. (a)(b)	137,453	398,614
Immune Pharmaceuticals, Inc. (a)(b)	15,214	4,980
ImmunoCellular Therapeutics Ltd. (a)(b)	6,339	1,628
ImmunoGen, Inc. (a)(b)	436,830	4,853,181
Immunomedics, Inc. (a)(b)	478,949	8,099,028
Infinity Pharmaceuticals, Inc. (a)(b)	236,483	444,588
Inovio Pharmaceuticals, Inc. (a)(b)	369,930	1,516,713
Insmed, Inc. (a)(b)	342,316	8,287,470
Insys Therapeutics, Inc. (a)(b)	118,023	860,388
Intellia Therapeutics, Inc. (b)	91,763	2,395,014
Intercept Pharmaceuticals, Inc. (a)(b)	77,905	4,653,266
Intrexon Corp. (a)(b)	268,982	3,502,146
Invitae Corp. (a)(b)	144,337	951,181
Ionis Pharmaceuticals, Inc. (a)(b)	548,921	28,994,007
Iovance Biotherapeutics, Inc. (b)	312,345	5,419,186
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	584,864	8,305,069
IsoRay, Inc. (a)(b)	212,731	89,730
Jounce Therapeutics, Inc. (a)(b)	34,622	729,832
Juno Therapeutics, Inc. (b)	381,268	33,082,624
Kadmon Holdings, Inc. (a)(b)	333,503	1,203,946
Kalvista Pharmaceuticals, Inc. (a)(b)	15,341	159,393
Karyopharm Therapeutics, Inc. (b)	138,951	2,052,306
Keryx Biopharmaceuticals, Inc. (a)(b)	467,581	2,146,197
Kindred Biosciences, Inc. (b)	105,425	938,283
Kura Oncology, Inc. (a)(b)	82,876	1,872,998
La Jolla Pharmaceutical Co. (a)(b)	76,532	2,377,084
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	1,786,212
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	92,224	14,007,903
General CVR (b)	26,087	339
Glucagon CVR (b)	26,087	1,565
rights (b)	26,087	261
TR Beta CVR (b)	26,087	339
Loxo Oncology, Inc. (a)(b)	97,414	10,834,385
Macrogenics, Inc. (a)(b)	144,717	3,630,950
Madrigal Pharmaceuticals, Inc. (a)(b)	25,774	3,248,555
MannKind Corp. (a)(b)	354,577	1,038,911
Matinas BioPharma Holdings, Inc. (a)(b)	314,745	311,346
MediciNova, Inc. (a)(b)	111,867	1,169,010
MEI Pharma, Inc. (b)	122,276	270,841
Merrimack Pharmaceuticals, Inc. (a)	58,611	651,168
MiMedx Group, Inc. (a)(b)	454,353	3,221,363
Minerva Neurosciences, Inc. (a)(b)	138,621	727,760
Miragen Therapeutics, Inc. (b)	49,077	272,377
Mirati Therapeutics, Inc. (a)(b)	121,254	3,292,046
Molecular Templates, Inc. (b)	23,056	213,960
Moleculin Biotech, Inc. (a)(b)	58,888	117,187
Momenta Pharmaceuticals, Inc. (b)	341,255	5,818,398
Myriad Genetics, Inc. (b)	304,682	9,877,790
NanoViricides, Inc. (b)	143,363	131,894
NantKwest, Inc. (a)(b)	116,232	516,070
Natera, Inc. (a)(b)	159,428	1,434,852
Navidea Biopharmaceuticals, Inc. (b)	571,658	216,487
Neuralstem, Inc. (a)(b)	67,699	102,225
Neurocrine Biosciences, Inc. (a)(b)	387,470	32,714,092
NewLink Genetics Corp. (a)(b)	120,304	863,783
Novavax, Inc. (a)(b)	1,386,707	3,009,154
Ohr Pharmaceutical, Inc. (a)(b)	235,847	57,900
OncoCyte Corp. (a)(b)	11,637	38,402
OncoGenex Pharmaceuticals, Inc. (a)(b)	8,143	10,423
OncoMed Pharmaceuticals, Inc. (b)	79,764	185,850
Onconova Therapeutics, Inc. (b)	3,480	3,793
OncoSec Medical, Inc. (a)(b)	52,231	94,538
OpGen, Inc. (a)(b)	1,643	3,631
Ophthotech Corp. (a)(b)	123,408	334,436
Opko Health, Inc. (a)(b)	1,647,022	5,583,405
Oragenics, Inc. (a)(b)	7,997	13,835
Organovo Holdings, Inc. (a)(b)	401,186	405,198
Otonomy, Inc. (b)	111,539	663,657
OvaScience, Inc. (a)(b)	154,817	147,030
Ovid Therapeutics, Inc.	11,573	76,266
Palatin Technologies, Inc. (a)(b)	634,919	593,014
PDL BioPharma, Inc. (a)(b)	697,561	1,674,146
Pfenex, Inc. (b)	65,771	254,534
Polarityte, Inc. (a)(b)	24,635	445,894
Portola Pharmaceuticals, Inc. (b)	290,102	12,277,117
Progenics Pharmaceuticals, Inc. (a)(b)	305,792	2,042,691
Protagonist Therapeutics, Inc. (b)	54,125	917,419
Proteon Therapeutics, Inc. (a)(b)	24,275	54,619
Proteostasis Therapeutics, Inc. (b)	109,237	326,619
Prothena Corp. PLC (a)(b)	168,821	5,687,579
PTC Therapeutics, Inc. (b)	148,089	3,813,292
Puma Biotechnology, Inc. (a)(b)	132,836	8,680,833
Ra Pharmaceuticals, Inc. (b)	39,576	252,495
Radius Health, Inc. (a)(b)	182,539	6,952,911
Recro Pharma, Inc. (b)	59,391	535,113
REGENXBIO, Inc. (b)	122,384	3,481,825
Regulus Therapeutics, Inc. (a)(b)	368,835	409,407
Repligen Corp. (a)(b)	161,329	5,531,971
Retrophin, Inc. (b)	173,921	4,351,503
Rexahn Pharmaceuticals, Inc. (a)(b)	103,785	166,056
Rigel Pharmaceuticals, Inc. (b)	627,646	2,359,949
Riot Blockchain, Inc. (a)	42,506	449,713
Rocket Pharmaceuticals, Inc. (a)(b)	50,811	862,771
RXi Pharmaceuticals Corp. (a)(b)	2,663	7,430
Sage Therapeutics, Inc. (b)	198,916	32,097,086
Sangamo Therapeutics, Inc. (a)(b)	367,310	8,797,075
Sarepta Therapeutics, Inc. (a)(b)	266,434	16,724,062
Savara, Inc. (a)(b)	104,216	1,158,882
Seattle Genetics, Inc. (a)(b)	455,324	24,587,496
Selecta Biosciences, Inc. (a)(b)	40,673	372,565
Sellas Life Sciences Group, Inc. (b)	1,097	5,375
Seres Therapeutics, Inc. (a)(b)	92,614	879,833
Sienna Biopharmaceuticals, Inc. (a)	20,933	328,229
Soligenix, Inc. (a)(b)	20,298	40,799
Sorrento Therapeutics, Inc. (a)(b)	268,650	2,673,068
Spark Therapeutics, Inc. (a)(b)	134,174	7,661,335
Spectrum Pharmaceuticals, Inc. (a)(b)	400,703	8,619,122
Spring Bank Pharmaceuticals, Inc. (a)(b)	40,920	523,776
Stemline Therapeutics, Inc. (a)(b)	99,013	1,698,073
Sunesis Pharmaceuticals, Inc. (a)(b)	110,982	754,678
Syndax Pharmaceuticals, Inc. (a)(b)	84,606	764,838
Synergy Pharmaceuticals, Inc. (a)(b)	1,043,707	1,889,110
Synlogic, Inc. (a)(b)	57,370	615,580
Synthetic Biologics, Inc. (a)(b)	532,366	191,652
Syros Pharmaceuticals, Inc. (a)(b)	83,950	884,833
T2 Biosystems, Inc. (a)(b)	92,645	486,386
Tenax Therapeutics, Inc. (a)(b)	1,501	6,965
TESARO, Inc. (a)(b)	166,414	9,191,045
TG Therapeutics, Inc. (a)(b)	233,748	3,272,472
Tocagen, Inc. (a)	42,397	462,127
TONIX Pharmaceuticals Holding (a)(b)	6,944	24,443
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	34,496
Trevena, Inc. (a)(b)	153,673	275,075
Trovagene, Inc. (a)(b)	105,483	32,098
Ultragenyx Pharmaceutical, Inc. (a)(b)	191,348	9,148,348
United Therapeutics Corp. (b)	188,961	21,891,132
Vanda Pharmaceuticals, Inc. (b)	201,638	3,800,876
Vaxart, Inc. (b)	10,379	57,915
Veracyte, Inc. (b)	68,214	410,648
Verastem, Inc. (a)(b)	160,672	491,656
Vericel Corp. (b)	180,932	1,447,456
Versartis, Inc. (b)	107,155	171,448
Vical, Inc. (a)(b)	105,122	160,837
Viking Therapeutics, Inc. (a)(b)	72,049	451,027
VistaGen Therapeutics, Inc. (a)(b)	30,097	36,417
Vital Therapies, Inc. (a)(b)	140,418	751,236
Voyager Therapeutics, Inc. (a)(b)	84,853	2,437,827
vTv Therapeutics, Inc. Class A (b)	25,196	142,357
Xbiotech, Inc. (a)(b)	79,667	383,995
Xencor, Inc. (a)(b)	170,841	5,232,860
XOMA Corp. (a)(b)	33,875	909,205
Zafgen, Inc. (b)	77,644	610,282
ZIOPHARM Oncology, Inc. (a)(b)	555,942	2,073,664
		1,055,760,332
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	98,681	6,579,062
Abiomed, Inc. (b)	183,887	49,314,816
Accuray, Inc. (a)(b)	386,365	2,144,326
Aethlon Medical, Inc. (a)(b)	20,809	31,422
Akers Biosciences, Inc. (a)(b)	12,000	8,760
Allied Healthcare Products, Inc. (a)(b)	2,477	9,487
Alliqua Biomedical, Inc. (a)(b)	6,374	10,836
Alphatec Holdings, Inc. (a)(b)	44,081	140,618
Amedica Corp. (a)(b)	3,747	7,944
Analogic Corp.	56,318	4,702,553
Angiodynamics, Inc. (b)	163,379	2,661,444
Anika Therapeutics, Inc. (a)(b)	64,722	3,368,780
Antares Pharma, Inc. (a)(b)	652,628	1,435,782
Apollo Endosurgery, Inc. (b)	813	5,350
Atossa Genetics, Inc. (a)(b)	5,394	3,560
Atricure, Inc. (a)(b)	137,373	2,427,381
Atrion Corp.	6,863	4,041,621
Avinger, Inc. (a)(b)	1,624	1,803
AxoGen, Inc. (a)(b)	124,981	3,649,445
Bellerophon Therapeutics, Inc. (a)(b)	109,948	212,200
BioLase Technology, Inc. (b)	142,344	59,073
BioLife Solutions, Inc. (a)(b)	69,384	359,409
Bovie Medical Corp. (b)	92,879	229,411
Cantel Medical Corp.	155,967	18,140,522
Cardiovascular Systems, Inc. (b)	155,277	3,692,487
CAS Medical Systems, Inc. (b)	6,117	6,912
Cerus Corp. (b)	490,396	2,098,895
Cesca Therapeutics, Inc. (b)	3,165	8,862
Chembio Diagnostics, Inc. (b)	41,523	315,575
Chf Solutions, Inc. (b)	67	210
Cogentix Medical, Inc. (b)	158,919	491,060
ConforMis, Inc. (a)(b)	157,069	213,614
CONMED Corp.	112,423	6,804,964
Corindus Vascular Robotics, Inc. (a)(b)	396,954	396,954
Cryolife, Inc. (b)	144,240	2,733,348
CryoPort, Inc. (b)	136,724	1,238,719
Cutera, Inc. (b)	61,354	2,763,998
CytoSorbents Corp. (a)(b)	88,558	695,180
Dare Bioscience, Inc. (b)	4,896	6,267
DexCom, Inc. (a)(b)	382,440	21,470,182
Dynatronics Corp. (b)	3,425	9,076
Ekso Bionics Holdings, Inc. (a)(b)	185,343	283,575
Electromed, Inc. (b)	18,483	107,201
Endologix, Inc. (a)(b)	367,188	1,476,096
Entellus Medical, Inc. (b)	52,720	1,265,280
Fonar Corp. (b)	28,662	707,951
Genmark Diagnostics, Inc. (a)(b)	243,937	1,005,020
Glaukos Corp. (a)(b)	139,725	4,373,393
Globus Medical, Inc. (b)	321,368	15,309,972
Haemonetics Corp. (b)	231,066	16,382,579
Halyard Health, Inc. (a)(b)	208,542	10,297,804
Heska Corp. (b)	28,264	1,921,387
Hill-Rom Holdings, Inc.	286,157	23,939,895
ICU Medical, Inc. (b)	66,535	15,386,219
Inogen, Inc. (b)	75,519	9,124,206
InspireMD, Inc. (b)	1	2
Insulet Corp. (b)	256,487	19,259,609
Integer Holdings Corp. (b)	124,964	6,379,412
Integra LifeSciences Holdings Corp. (a)(b)	276,450	14,577,209
Invacare Corp. (a)	140,919	2,423,807
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	57,457
Invuity, Inc. (a)(b)	46,878	194,544
IRadimed Corp. (a)(b)	17,654	229,502
iRhythm Technologies, Inc. (b)	81,981	5,095,119
Iridex Corp. (a)(b)	27,981	162,010
K2M Group Holdings, Inc. (a)(b)	171,240	3,546,380
Kewaunee Scientific Corp.	5,250	156,188
Lantheus Holdings, Inc. (b)	130,409	1,995,258
LeMaitre Vascular, Inc. (a)	72,373	2,515,685
LivaNova PLC (b)	190,428	17,089,009
Masimo Corp. (b)	206,801	18,101,292
Meridian Bioscience, Inc.	201,601	2,812,334
Merit Medical Systems, Inc. (b)	223,509	10,169,660
Microbot Medical, Inc. (a)(b)	28,915	23,875
Milestone Scientific, Inc. (a)(b)	45,410	42,286
Misonix, Inc. (b)	18,363	185,466
Myomo, Inc. (a)(b)	17,261	79,573
Natus Medical, Inc. (b)	138,561	4,316,175
Neogen Corp. (b)	226,529	13,199,845
NeuroMetrix, Inc. (b)	820	1,082
Nevro Corp. (a)(b)	121,252	9,835,962
NuVasive, Inc. (b)	223,826	10,824,225
Nuvectra Corp. (b)	35,935	383,426
NxStage Medical, Inc. (b)	290,694	6,767,356
OraSure Technologies, Inc. (b)	273,729	4,724,563
Orthofix International NV (b)	79,952	4,478,112
Penumbra, Inc. (a)(b)	132,026	14,285,213
Precision Therapeutics, Inc. (a)(b)	27,737	31,343
Presbia PLC (a)(b)	14,898	47,376
Pulse Biosciences, Inc. (a)(b)	23,721	438,839
Quidel Corp. (b)	128,607	5,609,837
ReShape Lifesciences, Inc. (a)(b)	13,409	20,918
Retractable Technologies, Inc. (b)	36,514	32,932
Rockwell Medical Technologies, Inc. (a)(b)	202,763	1,182,108
RTI Biologics, Inc. (b)	250,898	1,066,317
Seaspine Holdings Corp. (b)	41,314	417,685
Second Sight Medical Products, Inc. (a)(b)	63,760	95,002
Sientra, Inc. (a)(b)	58,832	561,846
Staar Surgical Co. (a)(b)	117,470	1,844,279
Steris PLC	372,054	33,968,530
STRATA Skin Sciences, Inc. (a)(b)	1,434	1,879
SurModics, Inc. (b)	57,901	1,742,820
Synergetics U.S.A., Inc. (b)(c)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	63,267	2,047,320
Tandem Diabetes Care, Inc. (b)	14,419	45,564
Teleflex, Inc.	196,337	49,050,873
TransEnterix, Inc. (a)(b)	481,032	913,961
Utah Medical Products, Inc.	15,694	1,392,058
Vermillion, Inc. (b)	65,547	98,321
ViewRay, Inc. (a)(b)	155,862	1,295,213
Viveve Medical, Inc. (a)(b)	46,102	199,622
VolitionRx Ltd. (a)(b)	100,890	308,723
West Pharmaceutical Services, Inc.	324,899	28,337,691
Wright Medical Group NV (a)(b)	463,079	9,423,658
Zosano Pharma Corp. (a)(b)	6,692	41,758
		558,200,596
Health Care Providers & Services - 1.4%
AAC Holdings, Inc. (a)(b)	40,868	386,611
Acadia Healthcare Co., Inc. (a)(b)	358,376	13,654,126
Aceto Corp.	135,992	975,063
Addus HomeCare Corp. (b)	31,856	1,094,254
Almost Family, Inc. (b)	53,272	3,140,384
Amedisys, Inc. (b)	127,069	7,523,755
American Renal Associates Holdings, Inc. (a)(b)	50,577	1,002,436
American Shared Hospital Services (b)	115	293
AMN Healthcare Services, Inc. (a)(b)	210,133	11,693,901
BioScrip, Inc. (a)(b)	579,496	1,831,207
BioTelemetry, Inc. (a)(b)	133,878	4,324,259
Brookdale Senior Living, Inc. (b)	828,354	5,409,152
Caladrius Biosciences, Inc. (a)(b)	17,378	82,893
Capital Senior Living Corp. (a)(b)	114,940	1,355,143
Chemed Corp.	70,081	18,195,130
Civitas Solutions, Inc. (b)	72,322	940,186
Community Health Systems, Inc. (a)(b)	505,186	2,586,552
Corvel Corp. (b)	44,212	2,164,177
Cross Country Healthcare, Inc. (b)	157,552	2,040,298
Digirad Corp.	52,208	107,026
Diplomat Pharmacy, Inc. (a)(b)	211,259	4,402,638
Diversicare Healthcare Services, Inc.	13,755	120,494
Five Star Sr Living, Inc. (b)	200,855	291,240
G1 Therapeutics, Inc. (a)	40,872	923,298
Genesis HealthCare, Inc. Class A (a)(b)	122,459	162,870
HealthEquity, Inc. (a)(b)	223,919	12,893,256
HealthSouth Corp.	428,366	22,814,773
InfuSystems Holdings, Inc. (b)	46,642	104,945
Innovative Industrial Properties, Inc.	15,197	379,317
Interpace Diagnostics Group, Inc. (a)(b)	84,688	85,535
Kindred Healthcare, Inc.	383,129	3,524,787
LHC Group, Inc. (b)	69,410	4,468,616
LifePoint Hospitals, Inc. (a)(b)	174,674	8,052,471
Magellan Health Services, Inc. (b)	106,342	10,729,908
MEDNAX, Inc. (b)	409,734	22,527,175
Molina Healthcare, Inc. (a)(b)	190,323	13,760,353
National Healthcare Corp.	53,157	3,118,721
National Research Corp. Class A	41,327	1,169,554
National Vision Holdings, Inc. (a)	71,396	2,467,446
OptiNose, Inc. (a)	47,069	833,592
Owens & Minor, Inc.	254,146	4,170,536
Premier, Inc. (a)(b)	253,088	8,389,867
Providence Service Corp. (b)	55,715	3,541,245
Psychemedics Corp.	24,573	521,685
Quorum Health Corp. (a)(b)	123,157	731,553
R1 RCM, Inc. (a)(b)	331,964	2,177,684
RadNet, Inc. (b)	138,775	1,387,750
Select Medical Holdings Corp. (b)	473,830	8,576,323
Sharps Compliance Corp. (b)	38,932	176,751
SunLink Health Systems, Inc. (b)	10,217	14,712
Surgery Partners, Inc. (a)(b)	85,904	1,361,578
Tenet Healthcare Corp. (a)(b)	349,778	7,205,427
The Ensign Group, Inc. (a)	210,263	5,614,022
Tivity Health, Inc. (a)(b)	145,588	5,612,417
Triple-S Management Corp. (a)(b)	101,083	2,456,317
U.S. Physical Therapy, Inc.	56,068	4,345,270
Wellcare Health Plans, Inc. (b)	192,786	37,383,133
		285,004,105
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (b)	768,411	10,657,861
Arrhythmia Research Technology, Inc. (b)	9,913	35,588
athenahealth, Inc. (a)(b)	174,789	24,425,015
Castlight Health, Inc. Class B (a)(b)	314,462	1,116,340
Computer Programs & Systems, Inc. (a)	49,251	1,467,680
Evolent Health, Inc. (a)(b)	269,471	3,947,750
HealthStream, Inc.	115,141	2,781,807
HMS Holdings Corp. (b)	371,818	5,963,961
HTG Molecular Diagnostics (a)(b)	114,333	524,788
iCAD, Inc. (b)	51,129	175,372
Inovalon Holdings, Inc. Class A (a)(b)	288,458	3,461,496
Medical Transcription Billing Corp. (a)(b)	30,694	121,548
Medidata Solutions, Inc. (a)(b)	255,197	16,756,235
NantHealth, Inc. (a)(b)	151,574	457,753
Omnicell, Inc. (b)	163,472	7,135,553
Quality Systems, Inc. (b)	196,746	2,469,162
Simulations Plus, Inc. (a)	44,648	694,276
Streamline Health Solutions, Inc. (a)(b)	74,551	138,665
Tabula Rasa HealthCare, Inc. (a)(b)	53,720	1,735,693
Teladoc, Inc. (a)(b)	226,627	9,087,743
Veeva Systems, Inc. Class A (b)	502,517	35,025,435
Vocera Communications, Inc. (b)	130,621	3,592,078
		131,771,799
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	114,176	3,002,829
Bio-Rad Laboratories, Inc. Class A (b)	88,156	23,805,646
Bio-Techne Corp.	165,492	23,390,639
Bioanalytical Systems, Inc. (b)	4,687	7,593
Bruker Corp.	448,968	13,760,869
Cambrex Corp. (a)(b)	141,044	7,327,236
Charles River Laboratories International, Inc. (b)	205,418	21,899,613
ChromaDex, Inc. (a)(b)	94,205	513,417
Enzo Biochem, Inc. (b)	184,150	1,165,670
Fluidigm Corp. (a)(b)	119,521	809,157
Harvard Bioscience, Inc. (b)	111,418	523,665
INC Research Holdings, Inc. Class A (b)	249,175	10,440,433
Luminex Corp.	173,959	3,411,336
Medpace Holdings, Inc. (b)	50,905	1,631,505
Nanostring Technologies, Inc. (b)	75,121	481,526
NeoGenomics, Inc. (a)(b)	236,614	1,987,558
Pacific Biosciences of California, Inc. (a)(b)	415,712	989,395
PRA Health Sciences, Inc. (b)	220,042	18,483,528
pSivida Corp. (a)(b)	200,166	210,174
		133,841,789
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	227,623
Acer Therapeutics, Inc. (b)	3,397	60,874
Aclaris Therapeutics, Inc. (a)(b)	104,312	2,079,981
Adamis Pharmaceuticals Corp. (a)(b)	122,410	367,230
Aerie Pharmaceuticals, Inc. (a)(b)	164,168	8,397,193
Agile Therapeutics, Inc. (a)(b)	73,763	267,760
Akcea Therapeutics, Inc. (a)	77,026	1,307,131
Akorn, Inc. (a)(b)	405,401	6,867,493
Alimera Sciences, Inc. (a)(b)	102,415	133,140
Amphastar Pharmaceuticals, Inc. (a)(b)	158,581	2,911,547
Ampio Pharmaceuticals, Inc. (a)(b)	318,736	707,594
ANI Pharmaceuticals, Inc. (b)	38,941	2,494,950
ANI Pharmaceuticals, Inc. rights (b)(c)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	16,835
Aradigm Corp. (a)(b)	45,769	51,719
Aratana Therapeutics, Inc. (b)	155,922	580,030
Assembly Biosciences, Inc. (a)(b)	73,589	4,175,440
AstraZeneca PLC rights (b)(c)	21,542	0
Athenex, Inc. (a)	166,750	2,641,320
Avexis, Inc. (b)	137,449	17,006,565
Axsome Therapeutics, Inc. (a)(b)	61,057	155,695
Bio Path Holdings, Inc. (a)(b)	34,608	58,488
Biodelivery Sciences International, Inc. (b)	266,001	598,502
BioPharmX Corp. (a)(b)	259,103	66,045
Catalent, Inc. (b)	584,885	24,418,949
Cerecor, Inc. (a)(b)	45,961	214,178
Clearside Biomedical, Inc. (b)	56,066	362,186
Collegium Pharmaceutical, Inc. (a)(b)	93,624	2,246,040
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	58,825
Corcept Therapeutics, Inc. (a)(b)	414,651	6,298,549
Corium International, Inc. (a)(b)	110,775	1,440,075
CorMedix, Inc. (a)(b)	246,421	71,462
Cumberland Pharmaceuticals, Inc. (b)	33,632	222,644
CymaBay Therapeutics, Inc. (b)	249,982	3,722,232
DepoMed, Inc. (a)(b)	279,603	1,920,873
Dermira, Inc. (a)(b)	147,210	3,784,769
Dova Pharmaceuticals, Inc. (a)	26,016	787,244
Durect Corp. (b)	600,826	733,008
Egalet Corp. (a)(b)	55,293	41,802
Endo International PLC (a)(b)	888,794	5,603,846
Endocyte, Inc. (a)(b)	169,216	1,003,451
Evofem Biosciences, Inc. (a)(b)	3,247	22,956
Evoke Pharma, Inc. (a)(b)	15,864	30,935
Flex Pharma, Inc. (a)(b)	43,126	176,817
Gemphire Therapeutics, Inc. (a)(b)	23,191	157,467
Horizon Pharma PLC (b)	727,591	10,608,277
Impax Laboratories, Inc. (a)(b)	325,117	6,632,387
Imprimis Pharmaceuticals, Inc. (a)(b)	47,994	87,349
Innoviva, Inc. (a)(b)	340,069	5,274,470
Intersect ENT, Inc. (b)	117,996	4,348,153
Intra-Cellular Therapies, Inc. (b)	203,119	3,934,415
Jaguar Health, Inc. (b)	27,742	4,097
Jazz Pharmaceuticals PLC (a)(b)	264,208	38,257,318
Juniper Pharmaceuticals, Inc. (b)	42,963	360,889
Kala Pharmaceuticals, Inc. (a)	26,201	368,124
KemPharm, Inc. (a)(b)	54,249	317,357
Lannett Co., Inc. (a)(b)	132,787	2,124,592
Lipocine, Inc. (a)(b)	73,787	140,195
Mallinckrodt PLC (a)(b)	417,514	6,964,134
Marinus Pharmaceuticals, Inc. (b)	116,446	599,697
Melinta Therapeutics, Inc. (a)(b)	84,105	1,047,107
Mersana Therapeutics, Inc. (a)	32,098	555,616
MyoKardia, Inc. (a)(b)	87,793	5,109,553
Nektar Therapeutics (a)(b)	688,387	59,586,779
Neos Therapeutics, Inc. (a)(b)	97,688	810,810
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	19,894
Novan, Inc. (a)(b)	36,199	114,027
Novus Therapeutics, Inc. (a)(b)	3,220	12,107
Ocular Therapeutix, Inc. (a)(b)	99,153	518,570
Omeros Corp. (a)(b)	194,237	1,961,794
Orexigen Therapeutics, Inc. (a)(b)	43,174	45,764
Pacira Pharmaceuticals, Inc. (b)	178,706	5,593,498
Pain Therapeutics, Inc. (a)(b)	20,714	134,641
Paratek Pharmaceuticals, Inc. (a)(b)	124,492	1,630,845
Pernix Therapeutics Holdings, Inc. (a)(b)	30,899	80,337
Phibro Animal Health Corp. Class A	88,806	3,414,591
Plx Pharma PLC/New (b)	4,428	32,103
Prestige Brands Holdings, Inc. (a)(b)	233,489	7,891,928
Pulmatrix, Inc. (a)(b)	31,769	44,477
Reata Pharmaceuticals, Inc. (b)	49,848	1,200,838
Revance Therapeutics, Inc. (a)(b)	125,702	3,890,477
Rhythm Pharmaceuticals, Inc. (a)	41,677	1,077,350
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	7,966
SCYNEXIS, Inc. (a)(b)	102,549	168,180
Sonoma Pharmaceuticals, Inc. (b)	13,177	46,120
Supernus Pharmaceuticals, Inc. (b)	224,100	8,717,490
Teligent, Inc. (a)(b)	188,677	528,296
Tetraphase Pharmaceuticals, Inc. (b)	225,292	633,071
The Medicines Company (a)(b)	288,424	8,831,543
TherapeuticsMD, Inc. (a)(b)	789,860	3,949,300
Theravance Biopharma, Inc. (a)(b)	178,954	4,717,227
Titan Pharmaceuticals, Inc. (a)(b)	68,182	68,182
VIVUS, Inc. (a)(b)	380,623	162,107
WAVE Life Sciences (a)(b)	61,241	3,120,229
Zogenix, Inc. (a)(b)	151,516	6,424,278
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	439,371
		317,099,384

TOTAL HEALTH CARE		2,481,678,005

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.5%
AAR Corp.	143,570	6,113,211
Aerojet Rocketdyne Holdings, Inc. (a)(b)	334,458	9,030,366
AeroVironment, Inc. (a)(b)	94,671	4,707,042
Air Industries Group, Inc. (b)	217	297
Arotech Corp. (a)(b)	107,505	354,767
Astronics Corp. (b)	94,609	3,647,177
Astrotech Corp. (a)(b)	7,902	22,679
Axon Enterprise, Inc. (a)(b)	237,339	8,266,517
BWX Technologies, Inc.	434,550	27,359,268
CPI Aerostructures, Inc. (b)	20,017	164,139
Cubic Corp.	113,685	6,980,259
Curtiss-Wright Corp.	192,595	25,996,473
Ducommun, Inc. (b)	49,143	1,382,884
Engility Holdings, Inc. (b)	78,098	2,132,856
Esterline Technologies Corp. (b)	117,261	8,665,588
HEICO Corp. (a)	141,101	12,078,246
HEICO Corp. Class A	250,850	18,186,625
Hexcel Corp.	391,800	26,360,304
Innovative Solutions & Support, Inc. (b)	34,266	111,022
KEYW Holding Corp. (a)(b)	214,080	1,607,741
KLX, Inc. (b)	226,722	15,344,545
Kratos Defense & Security Solutions, Inc. (a)(b)	383,886	4,625,826
Mercury Systems, Inc. (a)(b)	216,006	9,929,796
Micronet Enertec Technologies, Inc. (a)(b)	8,571	10,542
Moog, Inc. Class A (b)	144,025	12,073,616
National Presto Industries, Inc.	24,898	2,260,738
Orbital ATK, Inc.	249,731	32,979,476
SIFCO Industries, Inc. (b)	8,947	44,735
Sparton Corp. (b)	38,996	884,039
Spirit AeroSystems Holdings, Inc. Class A	500,175	45,660,976
Teledyne Technologies, Inc. (b)	155,302	28,878,407
Triumph Group, Inc.	220,034	6,149,950
Vectrus, Inc. (b)	47,874	1,306,481
Wesco Aircraft Holdings, Inc. (b)	267,984	2,398,457
		325,715,045
Air Freight & Logistics - 0.3%
Air T, Inc. (b)	1,113	28,270
Air Transport Services Group, Inc. (b)	206,448	5,464,679
Atlas Air Worldwide Holdings, Inc. (a)(b)	110,896	6,748,022
Echo Global Logistics, Inc. (a)(b)	121,080	3,202,566
Forward Air Corp.	135,469	7,315,326
Hub Group, Inc. Class A (b)	145,945	6,370,499
Radiant Logistics, Inc. (b)	144,096	533,155
XPO Logistics, Inc. (a)(b)	433,575	42,676,787
		72,339,304
Airlines - 0.3%
Allegiant Travel Co.	55,876	9,292,179
Hawaiian Holdings, Inc.	232,578	8,372,808
JetBlue Airways Corp. (b)	1,394,253	29,349,026
SkyWest, Inc.	229,350	12,568,380
Spirit Airlines, Inc. (a)(b)	304,619	12,136,021
		71,718,414
Building Products - 1.1%
AAON, Inc. (a)	180,990	6,651,383
Advanced Drain Systems, Inc. Del	174,690	4,463,330
American Woodmark Corp. (b)	63,037	8,093,951
Apogee Enterprises, Inc. (a)	129,908	5,604,231
Armstrong World Industries, Inc. (b)	230,392	13,892,638
Builders FirstSource, Inc. (b)	494,154	9,477,874
Continental Building Products, Inc. (b)	175,679	4,778,469
CSW Industrials, Inc. (b)	72,814	3,338,522
GCP Applied Technologies, Inc. (b)	318,839	9,804,299
Gibraltar Industries, Inc. (a)(b)	140,820	4,886,454
GMS, Inc. (b)	141,920	4,393,843
Griffon Corp.	137,012	2,562,124
Insteel Industries, Inc.	77,676	2,193,570
Jeld-Wen Holding, Inc. (b)	297,233	9,261,780
Lennox International, Inc. (a)	162,979	33,350,393
Masonite International Corp. (b)	126,617	7,729,968
NCI Building Systems, Inc. (b)	175,187	2,855,548
Owens Corning	477,344	38,808,067
Patrick Industries, Inc. (b)	106,201	6,526,051
PGT, Inc. (b)	222,722	3,897,635
Ply Gem Holdings, Inc. (b)	97,641	2,109,046
Quanex Building Products Corp.	151,050	2,530,088
Simpson Manufacturing Co. Ltd.	185,915	10,284,818
Tecogen, Inc. New (a)(b)	6,158	13,671
Trex Co., Inc. (b)	128,907	13,328,984
Universal Forest Products, Inc.	270,889	8,923,084
USG Corp. (a)(b)	390,106	13,037,343
		232,797,164
Commercial Services & Supplies - 1.6%
ABM Industries, Inc. (a)	247,365	8,697,353
ACCO Brands Corp.	475,103	6,010,053
Acme United Corp.	1,357	31,890
ADS Waste Holdings, Inc. (b)	190,695	4,267,754
Amrep Corp. (b)	2,745	20,889
Aqua Metals, Inc. (a)(b)	65,324	150,898
ARC Document Solutions, Inc. (b)	152,363	324,533
Avalon Holdings Corp. Class A (b)	128	271
Brady Corp. Class A	217,590	8,137,866
Casella Waste Systems, Inc. Class A (b)	167,872	4,267,306
CECO Environmental Corp.	121,214	498,190
Cemtrex, Inc. (a)	35,054	86,233
Cenveo, Inc. (a)(b)	3,247	276
Clean Harbors, Inc. (a)(b)	226,019	11,285,129
Command Security Corp. (b)	4,127	13,371
CompX International, Inc. Class A	729	9,951
Copart, Inc. (a)(b)	873,039	40,866,956
Covanta Holding Corp. (a)	578,029	8,641,534
Deluxe Corp.	211,910	15,045,610
Ecology & Environment, Inc. Class A	5,634	63,383
Ennis, Inc.	117,199	2,285,381
Essendant, Inc.	162,977	1,294,037
Evoqua Water Technologies Corp. (a)(b)	125,642	2,877,202
Fuel Tech, Inc. (a)(b)	72,552	79,082
Healthcare Services Group, Inc. (a)	321,337	14,598,340
Heritage-Crystal Clean, Inc. (b)	68,983	1,379,660
Herman Miller, Inc.	257,061	9,228,490
HNI Corp.	197,609	7,307,581
Hudson Technologies, Inc. (a)(b)	168,025	1,024,953
Industrial Services of America, Inc. (a)(b)	12,843	27,484
InnerWorkings, Inc. (a)(b)	199,597	1,842,280
Interface, Inc.	269,580	6,523,836
Intersections, Inc. (a)(b)	42,827	86,511
KAR Auction Services, Inc.	586,122	31,697,478
Kimball International, Inc. Class B	162,059	2,662,629
Knoll, Inc.	222,691	4,736,638
LSC Communications, Inc.	153,886	2,240,580
Matthews International Corp. Class A	146,544	7,510,380
McGrath RentCorp.	106,286	5,380,197
Mobile Mini, Inc.	195,778	8,212,887
Msa Safety, Inc.	148,568	11,979,038
Multi-Color Corp.	61,479	3,894,695
NL Industries, Inc. (b)	19,361	155,856
Odyssey Marine Exploration, Inc. (a)(b)	21,390	90,908
Performant Financial Corp. (b)	101,625	271,339
Perma-Fix Environmental Services, Inc. (b)	24,334	94,903
Pitney Bowes, Inc.	812,456	10,074,454
Quad/Graphics, Inc.	135,690	3,580,859
Quest Resource Holding Corp. (a)(b)	36,362	77,815
R.R. Donnelley & Sons Co. (a)	314,030	2,367,786
Rollins, Inc. (a)	411,689	20,695,606
SP Plus Corp. (b)	98,466	3,544,776
Steelcase, Inc. Class A	394,969	5,391,327
Team, Inc. (a)(b)	135,303	2,212,204
Tetra Tech, Inc.	247,371	12,108,810
The Brink's Co.	221,768	16,299,948
U.S. Ecology, Inc.	96,736	5,117,334
UniFirst Corp.	69,376	10,774,093
Viad Corp.	92,139	4,795,835
Virco Manufacturing Co.	17,110	76,995
VSE Corp.	36,031	1,747,504
		334,767,157
Construction & Engineering - 0.7%
AECOM (a)(b)	680,688	24,171,231
Aegion Corp. (b)	149,994	3,443,862
Ameresco, Inc. Class A (b)	69,482	566,278
Argan, Inc.	64,740	2,586,363
Chicago Bridge & Iron Co. NV (a)	449,351	7,845,668
Comfort Systems U.S.A., Inc.	169,941	6,976,078
Dycom Industries, Inc. (a)(b)	136,274	14,886,572
EMCOR Group, Inc.	252,024	19,231,951
Goldfield Corp.	101,619	477,609
Granite Construction, Inc.	173,570	10,084,417
Great Lakes Dredge & Dock Corp. (b)	250,064	1,137,791
HC2 Holdings, Inc. (b)	149,409	741,069
Ies Holdings, Inc. (a)(b)	36,498	560,244
KBR, Inc.	609,808	9,232,493
Keane Group, Inc. (a)(b)	231,306	3,596,808
Layne Christensen Co. (a)(b)	94,105	1,458,628
MasTec, Inc. (a)(b)	290,091	14,780,136
MYR Group, Inc. (b)	77,211	2,497,776
Northwest Pipe Co. (a)(b)	42,043	737,014
NV5 Holdings, Inc. (b)	35,335	1,528,239
Orion Group Holdings, Inc. (b)	118,649	745,116
Primoris Services Corp.	176,834	4,403,167
Sterling Construction Co., Inc. (b)	119,336	1,441,579
Tutor Perini Corp. (a)(b)	176,871	4,271,435
Valmont Industries, Inc.	100,670	14,808,557
		152,210,081
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	28,596	896,485
American Electric Technologies, Inc. (b)	11,601	15,661
American Superconductor Corp. (a)(b)	66,860	316,248
AZZ, Inc.	113,590	4,640,152
Babcock & Wilcox Enterprises, Inc. (a)(b)	206,668	1,314,408
Broadwind Energy, Inc. (b)	61,516	136,566
Capstone Turbine Corp. (a)(b)	132,915	121,936
Encore Wire Corp.	89,061	4,666,796
Energous Corp. (a)(b)	80,549	1,776,105
Energy Focus, Inc. (a)(b)	31,432	80,466
EnerSys	181,222	12,629,361
Enphase Energy, Inc. (a)(b)	263,005	873,177
EnSync, Inc. (a)(b)	116,581	41,969
Espey Manufacturing & Electronics Corp.	5,358	144,559
FuelCell Energy, Inc. (a)(b)	287,289	474,027
Generac Holdings, Inc. (b)	272,065	12,101,451
General Cable Corp.	217,021	6,412,971
Hubbell, Inc. Class B	237,891	31,175,616
Ideal Power, Inc. (a)(b)	18,012	21,434
LSI Industries, Inc.	102,850	803,259
Ocean Power Technologies, Inc. (a)(b)	72,243	81,635
Orion Energy Systems, Inc. (a)(b)	83,634	71,089
Plug Power, Inc. (a)(b)	1,047,949	1,949,185
Polar Power, Inc. (b)	7,315	31,016
Powell Industries, Inc.	39,054	1,040,008
Preformed Line Products Co.	11,919	724,556
Real Goods Solar, Inc. (a)(b)	43,365	49,436
Regal Beloit Corp.	191,491	13,844,799
Revolution Lighting Technologies, Inc. (a)(b)	38,380	130,876
Sensata Technologies Holding BV (a)(b)	742,799	39,264,355
Sunrun, Inc. (a)(b)	291,244	1,948,422
Sunworks, Inc. (a)(b)	47,552	49,454
Thermon Group Holdings, Inc. (a)(b)	144,076	3,143,738
TPI Composites, Inc. (a)(b)	67,536	1,338,564
Ultralife Corp. (b)	43,594	350,932
Vicor Corp. (b)	66,375	1,709,156
Vivint Solar, Inc. (a)(b)	111,777	335,331
		144,705,199
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	268,782	27,660,356
ITT, Inc.	380,102	19,073,518
Raven Industries, Inc.	161,156	5,471,246
		52,205,120
Machinery - 3.7%
Actuant Corp. Class A (a)	270,996	6,151,609
AGCO Corp.	285,060	18,984,996
Alamo Group, Inc.	43,276	4,810,127
Albany International Corp. Class A	129,645	8,251,904
Allison Transmission Holdings, Inc. (a)	585,792	23,214,937
Altra Industrial Motion Corp.	134,206	5,824,540
American Railcar Industries, Inc. (a)	34,464	1,283,784
ARC Group Worldwide, Inc. (b)	25,827	51,654
Art's-Way Manufacturing Co., Inc. (b)	9,831	26,052
Astec Industries, Inc.	88,018	5,184,260
Barnes Group, Inc.	219,896	13,261,928
Blue Bird Corp. (a)(b)	45,864	1,064,045
Briggs & Stratton Corp.	195,366	4,391,828
Chart Industries, Inc. (b)	134,764	7,426,844
Chicago Rivet & Machine Co.	772	25,476
CIRCOR International, Inc.	73,485	3,453,795
Colfax Corp. (b)	426,944	13,572,550
Columbus McKinnon Corp. (NY Shares)	93,121	3,305,796
Commercial Vehicle Group, Inc. (b)	112,254	1,133,765
Crane Co.	218,753	20,193,089
Dmc Global, Inc.	55,020	1,166,424
Donaldson Co., Inc.	563,910	26,763,169
Douglas Dynamics, Inc.	103,727	4,615,852
Eastern Co.	27,488	700,944
Energy Recovery, Inc. (a)(b)	154,766	1,061,695
EnPro Industries, Inc.	93,453	6,771,604
ESCO Technologies, Inc.	113,837	6,704,999
ExOne Co. (a)(b)	41,005	342,802
Federal Signal Corp.	258,672	5,532,994
Franklin Electric Co., Inc.	171,998	6,733,722
FreightCar America, Inc.	54,073	799,740
Gardner Denver Holdings, Inc.	306,019	9,795,668
Gencor Industries, Inc. (b)	30,519	492,882
Global Brass & Copper Holdings, Inc.	97,132	2,748,836
Gorman-Rupp Co.	78,540	2,095,447
Graco, Inc.	730,926	32,416,568
Graham Corp.	37,894	765,838
Greenbrier Companies, Inc. (a)	126,722	6,564,200
Hardinge, Inc.	38,805	712,072
Harsco Corp. (a)(b)	358,982	7,269,386
Hillenbrand, Inc.	279,706	12,279,093
Hurco Companies, Inc.	24,930	1,043,321
Hyster-Yale Materials Handling Class A	43,248	3,078,825
IDEX Corp.	330,952	45,274,234
Jason Industries, Inc. (b)	35,118	76,908
John Bean Technologies Corp.	138,280	15,314,510
Kadant, Inc.	49,681	4,739,567
Kennametal, Inc.	349,940	14,417,528
Key Technology, Inc. (b)	12,346	330,009
L.B. Foster Co. Class A (b)	42,631	1,114,801
Lincoln Electric Holdings, Inc.	262,162	22,949,661
Lindsay Corp.	47,752	4,223,187
LiqTech International, Inc. (b)	90,569	27,352
Lydall, Inc. (b)	78,806	3,794,509
Manitex International, Inc. (b)	52,326	548,900
Manitowoc Co., Inc. (a)(b)	157,256	4,673,648
Meritor, Inc. (b)	383,168	9,387,616
MFRI, Inc. (b)	13,428	118,166
Middleby Corp. (a)(b)	241,176	29,001,414
Milacron Holdings Corp. (b)	212,412	4,551,989
Miller Industries, Inc.	43,433	1,057,594
Mueller Industries, Inc.	262,365	6,950,049
Mueller Water Products, Inc. Class A	699,067	7,689,737
Navistar International Corp. New (b)	284,930	10,633,588
NN, Inc.	117,774	2,814,799
Nordson Corp.	222,384	29,815,023
Omega Flex, Inc.	25,039	1,397,677
Oshkosh Corp.	324,588	25,619,731
Park-Ohio Holdings Corp.	37,253	1,484,532
ProPetro Holding Corp. (a)	257,099	4,147,007
Proto Labs, Inc. (a)(b)	109,903	11,973,932
RBC Bearings, Inc. (b)	108,095	13,025,448
Rexnord Corp. (b)	455,567	13,202,332
Spartan Motors, Inc.	147,713	2,178,767
SPX Corp. (b)	185,849	5,804,064
SPX Flow, Inc. (b)	182,759	8,911,329
Standex International Corp.	58,129	5,586,197
Sun Hydraulics Corp.	120,806	6,272,248
Taylor Devices, Inc. (b)	3,820	42,096
Tennant Co.	79,161	5,097,968
Terex Corp.	342,872	14,236,045
The L.S. Starrett Co. Class A	20,536	174,556
Timken Co.	288,913	12,654,389
Titan International, Inc.	216,636	2,785,939
Toro Co.	471,250	29,957,363
TriMas Corp. (b)	200,113	5,182,927
Trinity Industries, Inc.	660,688	21,564,856
Twin Disc, Inc. (b)	35,431	847,510
Wabash National Corp. (a)	259,988	5,680,738
WABCO Holdings, Inc. (b)	219,565	30,293,383
Wabtec Corp. (a)	368,467	29,971,106
Watts Water Technologies, Inc. Class A	123,812	9,347,806
Woodward, Inc.	242,722	17,191,999
WSI Industries, Inc. (b)	5,668	29,474
Xerium Technologies, Inc. (b)	47,721	277,736
		786,513,004
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	38,097	524,215
Kirby Corp. (a)(b)	233,439	17,507,925
Matson, Inc.	186,660	5,319,810
		23,351,950
Professional Services - 1.0%
Acacia Research Corp. (b)	246,355	849,925
Barrett Business Services, Inc.	30,306	2,251,433
BG Staffing, Inc.	29,747	489,338
CBIZ, Inc. (b)	258,362	4,663,434
Cogint, Inc. (a)(b)	182,373	474,170
CRA International, Inc.	36,975	1,848,380
DLH Holdings Corp. (b)	2,300	13,455
Dun & Bradstreet Corp.	159,849	19,987,519
Exponent, Inc.	117,241	9,115,488
Forrester Research, Inc.	46,079	1,866,200
Franklin Covey Co. (b)	52,794	1,367,365
FTI Consulting, Inc. (b)	161,738	7,713,285
General Employment Enterprises, Inc. (a)(b)	3,794	9,978
GP Strategies Corp. (b)	68,198	1,503,766
Heidrick & Struggles International, Inc.	82,403	2,175,439
Hill International, Inc. (b)	149,735	831,029
Hudson Global, Inc. (b)	74,637	146,289
Huron Consulting Group, Inc. (b)	98,046	3,431,610
ICF International, Inc.	87,475	4,986,075
Insperity, Inc.	162,713	10,625,159
Kelly Services, Inc. Class A (non-vtg.)	143,305	4,226,064
Kforce, Inc.	107,981	2,991,074
Korn/Ferry International	239,918	10,054,963
Lightbridge Corp. (a)(b)	12,874	17,380
Manpower, Inc.	284,085	33,652,709
Marathon Patent Group, Inc. (a)(b)	7,456	16,627
Mastech Digital, Inc. (b)	3,140	36,455
MISTRAS Group, Inc. (b)	76,579	1,510,138
Navigant Consulting, Inc. (b)	207,969	4,134,424
On Assignment, Inc. (b)	213,162	16,347,394
RCM Technologies, Inc.	26,829	170,632
Resources Connection, Inc.	147,742	2,297,388
RPX Corp.	226,854	2,275,346
Spherix, Inc. (a)(b)	4,801	6,577
TransUnion Holding Co., Inc. (b)	650,392	37,117,871
TriNet Group, Inc. (b)	182,827	8,623,950
TrueBlue, Inc. (b)	193,372	5,259,718
Volt Information Sciences, Inc. (a)(b)	57,341	232,231
WageWorks, Inc. (b)	175,258	9,192,282
Willdan Group, Inc. (b)	32,802	687,858
		213,200,418
Road & Rail - 0.9%
AMERCO	29,540	10,161,760
ArcBest Corp.	116,882	3,868,794
Avis Budget Group, Inc. (a)(b)	313,221	14,151,325
Celadon Group, Inc. (a)	115,770	445,715
Covenant Transport Group, Inc. Class A (b)	52,825	1,363,942
Daseke, Inc. (a)(b)	186,635	1,877,548
Genesee & Wyoming, Inc. Class A (a)(b)	266,723	18,545,250
Heartland Express, Inc. (a)	226,325	4,417,864
Knight-Swift Transportation Holdings, Inc. Class A	552,917	26,628,483
Landstar System, Inc.	181,957	19,796,922
Marten Transport Ltd.	176,402	3,819,103
Old Dominion Freight Lines, Inc.	295,744	41,084,756
P.A.M. Transportation Services, Inc. (b)	12,026	415,017
Patriot Transportation Holding, Inc. (b)	5,823	112,384
Roadrunner Transportation Systems, Inc. (b)	119,733	458,577
Ryder System, Inc.	228,598	16,543,637
Saia, Inc. (b)	114,875	8,345,669
Schneider National, Inc. Class B (a)	132,107	3,416,287
U.S.A. Truck, Inc. (b)	31,657	809,153
Universal Logistics Holdings, Inc.	36,649	809,943
Werner Enterprises, Inc. (a)	192,509	7,170,960
YRC Worldwide, Inc. (b)	143,374	1,250,221
		185,493,310
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (b)	740	11,100
Air Lease Corp. Class A	411,432	17,967,235
Aircastle Ltd.	248,136	4,833,689
Applied Industrial Technologies, Inc.	170,883	12,030,163
Beacon Roofing Supply, Inc. (b)	297,548	15,743,265
BlueLinx Corp. (b)	35,372	534,825
BMC Stock Holdings, Inc. (b)	269,547	5,054,006
CAI International, Inc. (b)	69,862	1,411,212
DXP Enterprises, Inc. (b)	67,444	2,005,785
EnviroStar, Inc. (a)	8,419	290,456
GATX Corp.	167,377	11,538,970
General Finance Corp. (b)	1,148	8,093
H&E Equipment Services, Inc.	137,617	5,186,785
HD Supply Holdings, Inc. (b)	811,072	29,401,360
Herc Holdings, Inc. (b)	123,012	8,021,613
Houston Wire & Cable Co. (b)	69,133	480,474
Huttig Building Products, Inc. (a)(b)	74,305	382,671
Kaman Corp.	123,042	7,532,631
Lawson Products, Inc. (b)	23,255	545,330
MRC Global, Inc. (b)	424,109	7,010,522
MSC Industrial Direct Co., Inc. Class A	191,970	16,793,536
Nexeo Solutions, Inc. (b)	267,934	2,489,107
Now, Inc. (a)(b)	469,634	4,456,827
Rush Enterprises, Inc. Class A (b)	149,998	6,376,415
SiteOne Landscape Supply, Inc. (a)(b)	175,170	12,058,703
Titan Machinery, Inc. (a)(b)	86,033	1,715,498
Transcat, Inc. (b)	4,785	75,125
Triton International Ltd.	203,270	5,797,260
Univar, Inc. (b)	502,002	14,462,678
Veritiv Corp. (a)(b)	49,470	1,199,648
Watsco, Inc.	132,532	21,916,817
WESCO International, Inc. (b)	206,108	12,830,223
Willis Lease Finance Corp. (b)	19,324	527,545
		230,689,567
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	341,680	13,838,040
SEACOR Marine Holdings, Inc. (a)	70,798	1,197,902
		15,035,942

TOTAL INDUSTRIALS		2,840,741,675

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.6%
ADTRAN, Inc.	213,624	3,343,216
Aerohive Networks, Inc. (a)(b)	133,582	559,709
Applied Optoelectronics, Inc. (a)(b)	84,145	2,350,170
Arista Networks, Inc. (b)	204,500	55,161,830
Arris International PLC (b)	773,261	19,718,156
Aviat Networks, Inc. (b)	18,281	306,572
Black Box Corp.	75,745	151,490
CalAmp Corp. (b)	157,687	3,689,876
Calix Networks, Inc. (b)	184,979	1,211,612
Carvana Co. Class A (a)	74,689	1,496,768
Ciena Corp. (a)(b)	619,880	14,362,620
Clearfield, Inc. (a)(b)	45,932	620,082
ClearOne, Inc.	17,545	140,360
CommScope Holding Co., Inc. (b)	846,108	32,752,841
Communications Systems, Inc.	9,294	31,693
Comtech Telecommunications Corp.	104,409	2,307,439
Dasan Zhone Solutions, Inc. (b)	16,898	182,329
Digi International, Inc. (b)	109,744	1,146,825
EchoStar Holding Corp. Class A (b)	217,069	12,594,343
EMCORE Corp. (b)	119,065	631,045
Extreme Networks, Inc. (b)	506,123	5,774,863
Finisar Corp. (a)(b)	493,602	8,884,836
Harmonic, Inc. (b)	354,615	1,072,710
Infinera Corp. (a)(b)	641,831	6,386,218
InterDigital, Inc.	153,242	11,002,776
KVH Industries, Inc. (b)	54,401	554,890
Lantronix, Inc. (b)	2,994	7,006
Lumentum Holdings, Inc. (a)(b)	270,512	16,501,232
NETGEAR, Inc. (a)(b)	139,140	7,757,055
NetScout Systems, Inc. (a)(b)	384,748	10,215,059
Network-1 Security Solutions, Inc.	45,735	118,911
Oclaro, Inc. (a)(b)	733,188	5,256,958
Optical Cable Corp. (b)	11,466	27,518
Palo Alto Networks, Inc. (b)	401,769	69,654,692
Parkervision, Inc. (a)(b)	61,411	50,357
PC-Tel, Inc.	66,388	465,380
Plantronics, Inc.	152,688	8,251,260
Quantenna Communications, Inc. (a)(b)	87,200	1,199,000
Relm Wireless Corp.	69,394	246,349
Resonant, Inc. (a)(b)	27,972	111,888
Sonus Networks, Inc. (b)	234,277	1,518,115
Technical Communications Corp. (b)	2,835	21,971
Tessco Technologies, Inc.	22,372	495,540
Ubiquiti Networks, Inc. (a)(b)	101,202	6,436,447
ViaSat, Inc. (a)(b)	237,802	16,596,202
Viavi Solutions, Inc. (b)	994,806	9,570,034
Westell Technologies, Inc. Class A (b)	37,506	121,519
xG Technology, Inc. (a)(b)	3,437	4,881
		341,062,643
Electronic Equipment & Components - 3.4%
ADDvantage Technologies Group, Inc. (b)	11,928	15,626
Akoustis Technologies, Inc. (a)(b)	45,754	263,543
Anixter International, Inc. (b)	129,093	9,752,976
Applied DNA Sciences, Inc. (a)(b)	85,045	123,315
Arrow Electronics, Inc. (b)	376,939	30,750,684
Avnet, Inc.	508,522	21,713,889
AVX Corp.	233,323	4,036,488
Badger Meter, Inc.	128,072	6,096,227
Bel Fuse, Inc. Class B (non-vtg.)	44,160	763,968
Belden, Inc. (a)	185,976	13,526,034
Benchmark Electronics, Inc.	225,726	6,771,780
Cardtronics PLC (b)	198,745	4,447,913
CDW Corp.	666,920	48,638,476
ClearSign Combustion Corp. (a)(b)	63,125	142,031
Cognex Corp.	752,952	40,441,052
Coherent, Inc. (a)(b)	107,707	22,527,996
Control4 Corp. (b)	85,484	2,055,035
CTS Corp.	140,891	3,620,899
CUI Global, Inc. (a)(b)	87,433	249,184
Daktronics, Inc.	173,183	1,543,061
Data I/O Corp. (b)	25,864	211,568
Dell Technologies, Inc. (b)	885,871	65,811,357
Digital Ally, Inc. (a)(b)	15,000	38,250
Dolby Laboratories, Inc. Class A	259,973	16,781,257
DPW Holdings, Inc. (a)(b)	73,169	109,754
Dynasil Corp. of America (b)	9,408	11,760
Echelon Corp. (b)	10,844	51,075
Electro Scientific Industries, Inc. (a)(b)	147,096	2,637,431
eMagin Corp. (a)(b)	60,537	90,806
ePlus, Inc. (b)	62,413	4,777,715
Fabrinet (a)	169,751	5,117,993
FARO Technologies, Inc. (b)	72,512	4,303,587
Fitbit, Inc. (a)(b)	784,586	3,750,321
Frequency Electronics, Inc. (b)	18,354	169,591
I. D. Systems Inc. (b)	43,008	314,388
Identiv, Inc. (b)	39,930	154,529
IEC Electronics Corp. (b)	18,101	76,386
II-VI, Inc. (a)(b)	237,086	9,127,811
Image Sensing Systems, Inc. (b)	9,763	28,801
Insight Enterprises, Inc. (b)	156,429	5,464,065
Intellicheck, Inc. (a)(b)	10,716	27,433
IntriCon Corp. (b)	8,644	160,778
IPG Photonics Corp. (b)	163,377	40,131,926
Iteris, Inc. (a)(b)	124,948	695,960
Itron, Inc. (b)	150,507	10,535,490
Jabil, Inc.	773,220	20,946,530
KEMET Corp. (b)	214,730	3,860,845
KEY Tronic Corp. (b)	23,864	171,344
Keysight Technologies, Inc. (b)	813,324	38,234,361
Kimball Electronics, Inc. (b)	122,862	2,131,656
Knowles Corp. (a)(b)	397,367	5,737,979
LGL Group, Inc. (b)	5,265	28,431
LightPath Technologies, Inc. Class A (a)(b)	76,597	163,152
Littelfuse, Inc.	108,302	22,472,665
LRAD Corp. (b)	77,211	166,776
Luna Innovations, Inc. (b)	137,097	364,678
Maxwell Technologies, Inc. (a)(b)	125,294	712,923
Mesa Laboratories, Inc.	15,120	1,980,720
Methode Electronics, Inc. Class A	168,150	6,633,518
MicroVision, Inc. (a)(b)	347,500	382,250
MTS Systems Corp. (a)	77,902	3,813,303
Napco Security Technolgies, Inc. (b)	36,465	368,297
National Instruments Corp.	473,206	23,925,295
Neonode, Inc. (a)(b)	121,979	59,782
NetList, Inc. (a)(b)	140,493	41,516
Novanta, Inc. (b)	142,511	7,959,239
OSI Systems, Inc. (b)	73,067	4,613,450
Par Technology Corp. (b)	27,309	301,491
Park Electrochemical Corp.	84,819	1,443,619
PC Connection, Inc.	76,692	1,904,262
PC Mall, Inc. (a)(b)	33,187	235,628
Perceptron, Inc. (b)	33,349	305,143
Plexus Corp. (b)	155,046	9,352,375
RadiSys Corp. (a)(b)	140,804	121,091
Research Frontiers, Inc. (a)(b)	71,977	66,939
RF Industries Ltd.	13,982	44,043
Richardson Electronics Ltd.	36,856	295,954
Rogers Corp. (b)	80,748	11,088,315
Sanmina Corp. (b)	318,204	8,766,520
ScanSource, Inc. (b)	112,049	3,669,605
Sigmatron International, Inc. (b)	11,463	81,387
Superconductor Technologies, Inc. (a)(b)	28,045	33,654
SYNNEX Corp.	128,283	15,862,193
Systemax, Inc.	60,715	1,734,628
Tech Data Corp. (b)	151,995	15,707,163
Trimble, Inc. (b)	1,099,740	41,713,138
TTM Technologies, Inc. (a)(b)	403,944	6,527,735
Universal Display Corp. (a)	182,658	23,709,008
VeriFone Systems, Inc. (b)	501,200	8,319,920
Vishay Intertechnology, Inc.	581,346	10,696,766
Vishay Precision Group, Inc. (b)	49,281	1,475,966
Wayside Technology Group, Inc.	13,442	188,188
Wireless Telecom Group, Inc. (b)	35,461	74,113
Zebra Technologies Corp. Class A (b)	230,610	31,856,465
		728,404,228
Internet Software & Services - 2.9%
2U, Inc. (a)(b)	226,144	18,720,200
Alarm.com Holdings, Inc. (a)(b)	109,154	3,944,280
Amber Road, Inc. (b)	59,273	539,384
ANGI Homeservices, Inc. Class A (a)(b)	238,590	3,528,746
AppFolio, Inc. (b)	48,668	1,951,587
Apptio, Inc. Class A (b)	37,569	1,085,744
Autoweb, Inc. (b)	47,015	331,926
Benefitfocus, Inc. (a)(b)	103,236	2,498,311
BlackLine, Inc. (a)(b)	130,609	5,746,796
Blucora, Inc. (b)	212,805	4,958,357
Box, Inc. Class A (a)(b)	536,583	12,910,187
Bridgeline Digital, Inc. (a)(b)	970	1,785
Brightcove, Inc. (b)	145,383	995,874
BroadVision, Inc. (b)	7,417	20,768
Carbonite, Inc. (a)(b)	99,504	2,801,038
Care.com, Inc. (b)	70,954	1,268,658
CarGurus, Inc. Class A (a)	44,814	1,446,596
ChannelAdvisor Corp. (b)	104,787	927,365
Cloudera, Inc.	355,227	6,767,074
CommerceHub, Inc.:
Series A (a)(b)	53,243	1,055,276
Series C (b)	122,837	2,340,045
Cornerstone OnDemand, Inc. (b)	231,027	9,472,107
CoStar Group, Inc. (b)	157,457	53,870,763
Coupa Software, Inc. (a)(b)	113,776	5,074,410
Determine, Inc. (a)(b)	72,810	111,399
DHI Group, Inc. (b)	207,864	342,976
eGain Communications Corp. (b)	49,320	382,230
Endurance International Group Holdings, Inc. (a)(b)	330,404	2,411,949
Envestnet, Inc. (b)	192,768	10,621,517
Etsy, Inc. (b)	491,863	12,449,053
Five9, Inc. (b)	238,014	7,226,105
GlowPoint, Inc. (a)(b)	321,954	88,827
GoDaddy, Inc. (b)	446,545	26,707,856
Gogo, Inc. (a)(b)	269,962	2,451,255
GrubHub, Inc. (a)(b)	377,700	37,547,157
GTT Communications, Inc. (a)(b)	144,172	7,439,275
Hortonworks, Inc. (b)	213,426	3,837,399
IAC/InterActiveCorp (b)	331,141	49,310,206
Instructure, Inc. (b)	85,826	3,724,848
Internap Network Services Corp. (a)(b)	60,871	792,540
Inuvo, Inc. (a)(b)	97,208	84,552
iPass, Inc. (b)	412,177	167,014
Issuer Direct Corp.	35,897	667,684
Izea, Inc. (a)(b)	24,901	89,146
j2 Global, Inc.	213,118	15,774,994
Leaf Group Ltd. (b)	42,441	326,796
Limelight Networks, Inc. (b)	392,986	1,587,663
Liquidity Services, Inc. (b)	96,138	658,545
LivePerson, Inc. (b)	236,704	3,420,373
LogMeIn, Inc.	229,690	26,540,680
Marchex, Inc. Class B	112,959	361,469
Marin Software, Inc. (b)	11,020	85,956
Match Group, Inc. (a)(b)	262,910	10,529,546
MeetMe, Inc. (a)(b)	309,415	810,667
MINDBODY, Inc. (a)(b)	130,876	4,665,729
MongoDB, Inc. Class A	42,533	1,369,988
MuleSoft, Inc. Class A (a)	205,431	6,343,709
Net Element International, Inc. (a)(b)	15,898	92,685
New Relic, Inc. (b)	185,854	13,340,600
NIC, Inc.	282,210	3,809,835
Nutanix, Inc. Class A (a)(b)	257,694	9,392,946
Okta, Inc. (a)	178,155	6,875,001
Ominto, Inc. (a)(b)	33,150	111,716
Pandora Media, Inc. (a)(b)	1,083,008	4,776,065
Professional Diversity Network, Inc. (a)(b)	5,792	20,098
Q2 Holdings, Inc. (b)	149,483	6,808,951
QuinStreet, Inc. (b)	158,196	2,077,113
Qumu Corp. (b)	84,064	160,562
Quotient Technology, Inc. (a)(b)	329,193	4,328,888
Reis, Inc.	36,313	699,025
Remark Holdings, Inc. (a)(b)	71,854	537,468
SecureWorks Corp. (a)(b)	52,243	515,638
ShotSpotter, Inc. (a)	15,219	280,334
Shutterstock, Inc. (a)(b)	84,939	4,268,185
SPS Commerce, Inc. (b)	75,905	4,555,818
Stamps.com, Inc. (a)(b)	71,497	13,659,502
Support.com, Inc. (b)	55,905	153,180
Synacor, Inc. (b)	121,700	243,400
TechTarget, Inc. (b)	66,813	1,154,529
Telaria, Inc. (b)	117,265	451,470
The Trade Desk, Inc. (a)(b)	84,735	4,767,191
Tintri, Inc. (a)	35,517	173,678
Travelzoo, Inc. (b)	32,602	208,653
TrueCar, Inc. (b)	349,832	3,879,637
Twilio, Inc. Class A (a)(b)	304,436	10,399,534
Twitter, Inc. (a)(b)	2,819,887	89,841,600
Veritone, Inc. (a)	26,779	373,567
Web.com Group, Inc. (a)(b)	229,327	4,127,886
WPCS International, Inc. (a)(b)	9,975	22,045
XO Group, Inc. (b)	113,629	2,189,631
Yelp, Inc. (b)	332,358	14,477,514
Yext, Inc. (a)	66,767	847,941
Zillow Group, Inc.:
Class A (a)(b)	235,990	11,218,965
Class C (a)(b)	430,697	20,531,326
		622,558,557
IT Services - 3.6%
Acxiom Corp. (b)	352,678	9,652,797
ALJ Regional Holdings, Inc. (b)	9,858	22,871
Blackhawk Network Holdings, Inc. (b)	248,952	11,140,602
Booz Allen Hamilton Holding Corp. Class A	629,696	23,884,369
Broadridge Financial Solutions, Inc.	504,869	50,678,750
CACI International, Inc. Class A (b)	108,749	16,209,038
Cass Information Systems, Inc.	43,676	2,557,667
Computer Task Group, Inc. (b)	44,089	351,389
Conduent, Inc. (b)	870,380	16,450,182
Convergys Corp. (a)	405,145	9,403,415
CoreLogic, Inc. (a)(b)	362,718	16,503,669
CSG Systems International, Inc.	151,676	7,080,236
CSP, Inc.	3,555	41,736
DST Systems, Inc.	260,502	21,665,951
Edgewater Technology, Inc. (b)	28,583	188,934
EPAM Systems, Inc. (b)	219,521	24,832,216
Euronet Worldwide, Inc. (a)(b)	230,624	19,573,059
Everi Holdings, Inc. (b)	288,895	2,152,268
EVERTEC, Inc. (a)	265,835	4,306,527
ExlService Holdings, Inc. (b)	155,709	8,878,527
First Data Corp. Class A (b)	1,905,068	29,757,162
FleetCor Technologies, Inc. (b)	390,303	78,033,279
Genpact Ltd.	666,489	20,907,760
Hackett Group, Inc.	109,633	1,976,683
Helios and Matheson Analytics, Inc. (a)(b)	64,059	304,921
Information Services Group, Inc. (b)	108,930	459,685
Innodata, Inc. (b)	58,124	67,424
Jack Henry & Associates, Inc.	335,151	39,313,212
Leidos Holdings, Inc.	617,709	39,107,157
ManTech International Corp. Class A	116,151	6,547,432
Mattersight Corp. (b)	47,315	111,190
Maximus, Inc.	282,086	18,894,120
ModusLink Global Solutions, Inc. (a)(b)	126,815	298,015
MoneyGram International, Inc. (b)	122,493	1,314,350
Perficient, Inc. (b)	156,395	3,045,011
PFSweb, Inc. (b)	60,946	436,373
Presidio, Inc. (a)	136,731	1,999,007
PRG-Schultz International, Inc. (b)	115,194	863,955
Sabre Corp. (a)	894,061	20,536,581
Science Applications International Corp.	189,229	13,698,287
ServiceSource International, Inc. (b)	263,840	965,654
Square, Inc. (a)(b)	1,173,049	54,018,906
StarTek, Inc. (b)	46,338	500,450
Sykes Enterprises, Inc. (b)	182,449	5,301,968
Syntel, Inc. (a)(b)	175,574	4,714,162
Teradata Corp. (a)(b)	523,198	19,264,150
Travelport Worldwide Ltd.	565,401	8,056,964
Ttec Holdings, Inc.	72,337	2,578,814
Unisys Corp. (a)(b)	234,063	2,621,506
Virtusa Corp. (b)	123,714	5,903,632
WEX, Inc. (b)	172,559	25,806,198
WidePoint Corp. (a)(b)	269,166	123,816
Worldpay, Inc. (b)	1,290,665	104,905,251
		758,007,278
Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc. (a)(b)	84,057	3,253,006
Adesto Technologies Corp. (b)	48,935	315,631
Advanced Energy Industries, Inc. (b)	173,626	11,514,876
AEHR Test Systems (a)(b)	79,166	181,290
Alpha & Omega Semiconductor Ltd. (b)	85,665	1,316,671
Amkor Technology, Inc. (b)	574,885	5,777,594
Amtech Systems, Inc. (b)	54,052	410,255
Aquantia Corp. (a)(b)	11,069	152,752
Axcelis Technologies, Inc. (b)	136,897	3,347,132
AXT, Inc. (a)(b)	166,392	1,243,780
Brooks Automation, Inc.	309,179	8,258,171
Cabot Microelectronics Corp.	112,529	11,466,705
Cavium, Inc. (b)	301,103	26,810,211
Ceva, Inc. (b)	96,147	3,533,402
Cirrus Logic, Inc. (b)	278,826	12,354,780
Cohu, Inc.	124,418	2,492,093
Cree, Inc. (a)(b)	430,758	16,295,575
CVD Equipment Corp. (a)(b)	12,898	113,631
CyberOptics Corp. (a)(b)	32,417	531,639
Cypress Semiconductor Corp.	1,445,132	25,246,456
Diodes, Inc. (b)	175,145	5,271,865
DSP Group, Inc. (b)	100,061	1,215,741
Entegris, Inc.	624,256	20,725,299
Experi Corp.	219,637	4,842,996
First Solar, Inc. (b)	355,630	22,351,346
FormFactor, Inc. (b)	335,308	4,392,535
GSI Technology, Inc. (b)	65,735	496,957
Ichor Holdings Ltd. (a)(b)	77,562	2,004,202
Impinj, Inc. (a)(b)	78,484	999,886
Inphi Corp. (a)(b)	183,601	5,094,928
Integrated Device Technology, Inc. (a)(b)	583,008	17,688,463
Intermolecular, Inc. (b)	45,789	66,394
Intest Corp. (b)	34,005	261,839
Kopin Corp. (a)(b)	265,387	812,084
Kulicke & Soffa Industries, Inc. (b)	322,075	7,504,348
Lattice Semiconductor Corp. (b)	557,001	3,347,576
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	178,869	3,817,064
Marvell Technology Group Ltd.	1,862,119	43,741,175
Maxim Integrated Products, Inc.	1,225,535	74,684,103
MaxLinear, Inc. Class A (a)(b)	267,497	6,080,207
Microsemi Corp. (b)	510,128	33,107,307
MKS Instruments, Inc.	236,952	26,384,605
Monolithic Power Systems, Inc.	168,144	19,682,937
MoSys, Inc. (b)	16,576	23,538
Nanometrics, Inc. (b)	114,026	3,009,146
NeoPhotonics Corp. (a)(b)	134,183	814,491
NVE Corp.	22,496	1,563,697
ON Semiconductor Corp. (b)	1,836,419	43,927,142
PDF Solutions, Inc. (a)(b)	125,323	1,396,098
Photronics, Inc. (b)	325,040	2,535,312
Pixelworks, Inc. (b)	116,018	510,479
Power Integrations, Inc.	133,482	8,969,990
QuickLogic Corp. (a)(b)	369,431	594,784
Rambus, Inc. (a)(b)	500,137	6,356,741
Rubicon Technology, Inc. (b)	8,619	62,143
Rudolph Technologies, Inc. (b)	151,615	4,025,378
Semtech Corp. (b)	294,874	9,922,510
Sigma Designs, Inc. (b)	171,877	1,031,262
Silicon Laboratories, Inc. (b)	185,619	17,355,377
SMART Global Holdings, Inc.	25,016	868,556
SolarEdge Technologies, Inc. (a)(b)	160,009	8,008,450
SunPower Corp. (a)(b)	261,809	1,856,226
Synaptics, Inc. (a)(b)	152,288	7,076,823
Teradyne, Inc.	855,273	38,829,394
Ultra Clean Holdings, Inc. (a)(b)	167,517	3,226,377
Veeco Instruments, Inc. (a)(b)	215,377	3,909,093
Versum Materials, Inc.	475,479	17,602,233
Xcerra Corp. (b)	232,794	2,327,940
		624,992,687
Software - 5.0%
8x8, Inc. (b)	410,878	7,498,524
A10 Networks, Inc. (b)	208,779	1,311,132
ACI Worldwide, Inc. (b)	520,908	12,319,474
Agilysys, Inc. (b)	66,316	740,750
Altair Engineering, Inc. Class A (b)	95,779	2,520,903
American Software, Inc. Class A	107,380	1,335,807
Appian Corp. Class A (a)	48,671	1,316,064
Aspen Technology, Inc. (b)	314,763	24,324,885
Asure Software, Inc. (a)(b)	45,600	649,800
Aware, Inc. (b)	24,496	101,658
Black Knight, Inc. (b)	490,927	23,392,672
Blackbaud, Inc.	211,453	21,678,162
Bottomline Technologies, Inc. (b)	161,367	6,128,719
BSQUARE Corp. (b)	35,898	131,028
Callidus Software, Inc. (b)	301,934	10,839,431
CDK Global, Inc.	566,462	38,904,610
CommVault Systems, Inc. (b)	189,332	9,854,731
Datawatch Corp. (b)	55,025	514,484
Digimarc Corp. (a)(b)	49,238	1,275,264
Digital Turbine, Inc. (a)(b)	162,229	365,015
Document Security Systems, Inc. (a)(b)	20,445	22,490
Ebix, Inc.	97,592	8,192,848
Ellie Mae, Inc. (a)(b)	151,578	13,440,421
Everbridge, Inc. (a)(b)	72,030	2,298,477
Evolving Systems, Inc. (b)	27,515	149,957
Fair Isaac Corp.	131,581	22,360,875
Finjan Holdings, Inc. (a)(b)	51,830	148,234
FireEye, Inc. (a)(b)	773,070	12,825,231
Forescout Technologies, Inc. (a)(b)	31,195	928,987
Fortinet, Inc. (b)	651,073	32,859,654
Globalscape, Inc.	29,423	102,392
Glu Mobile, Inc. (b)	469,639	1,742,361
GSE Systems, Inc. (b)	33,148	111,046
Guidewire Software, Inc. (a)(b)	330,952	26,582,065
HubSpot, Inc. (a)(b)	150,615	16,725,796
Imperva, Inc. (b)	142,946	6,668,431
Inseego Corp. (a)(b)	164,641	307,879
Majesco (b)	52,545	283,743
MAM Software Group, Inc. (b)	1,188	9,005
Manhattan Associates, Inc. (a)(b)	302,968	12,754,953
MicroStrategy, Inc. Class A (b)	41,918	5,364,666
Mitek Systems, Inc. (b)	143,423	1,097,186
MobileIron, Inc. (b)	232,155	1,114,344
Model N, Inc. (b)	101,356	1,733,188
Monotype Imaging Holdings, Inc.	186,670	4,498,747
NetSol Technologies, Inc. (b)	37,185	176,629
Nuance Communications, Inc. (b)	1,161,938	18,660,724
NXT-ID, Inc. (a)(b)	61,104	150,927
Parametric Technology Corp. (b)	500,926	36,948,302
Park City Group, Inc. (a)(b)	65,748	680,492
Paycom Software, Inc. (a)(b)	208,990	20,673,291
Paylocity Holding Corp. (a)(b)	120,332	5,627,928
Pegasystems, Inc.	160,353	9,300,474
Progress Software Corp.	208,266	9,761,427
Proofpoint, Inc. (b)	198,535	21,276,996
PROS Holdings, Inc. (a)(b)	119,895	3,758,708
QAD, Inc.:
Class A	27,311	1,228,995
Class B	24,367	847,972
Qualys, Inc. (b)	139,869	10,357,299
Rapid7, Inc. (b)	93,620	2,472,504
RealNetworks, Inc. (b)	90,666	252,051
RealPage, Inc. (b)	260,377	13,604,698
RingCentral, Inc. (a)(b)	283,227	17,744,172
Rosetta Stone, Inc. (b)	76,625	1,048,996
SeaChange International, Inc. (b)	126,310	389,035
ServiceNow, Inc. (b)	752,153	121,104,155
SITO Mobile Ltd. (a)(b)	75,644	394,105
Smith Micro Software, Inc. (a)(b)	33,232	71,781
Snap, Inc. Class A (a)(b)	1,030,776	17,853,040
Sonic Foundry, Inc. (a)(b)	57,013	133,981
Splunk, Inc. (b)	608,701	56,730,933
SS&C Technologies Holdings, Inc.	749,638	37,122,074
Synchronoss Technologies, Inc. (a)(b)	187,568	1,751,885
Tableau Software, Inc. (b)	274,175	22,391,872
Take-Two Interactive Software, Inc. (b)	496,850	55,582,610
TeleNav, Inc. (b)	140,738	767,022
The Rubicon Project, Inc. (b)	165,320	266,165
TiVo Corp.	536,011	8,040,165
Tyler Technologies, Inc. (a)(b)	151,625	30,796,554
Ultimate Software Group, Inc. (a)(b)	122,850	29,294,811
Upland Software, Inc. (b)	49,341	1,177,276
Varonis Systems, Inc. (b)	87,494	4,912,788
Vasco Data Security International, Inc. (b)	142,853	1,721,379
Verint Systems, Inc. (b)	279,739	10,881,847
VirnetX Holding Corp. (a)(b)	229,099	882,031
VMware, Inc. Class A (a)(b)	294,915	38,855,051
Workday, Inc. Class A (a)(b)	584,729	74,067,622
Workiva, Inc. (b)	105,864	2,408,406
Zedge, Inc. (b)	23,011	75,936
Zendesk, Inc. (b)	440,398	19,016,386
Zix Corp. (b)	279,934	1,133,733
Zynga, Inc. (b)	3,445,768	11,922,357
		1,061,843,674
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	500,415	4,753,943
Astro-Med, Inc.	83,410	1,121,865
Avid Technology, Inc. (a)(b)	153,041	733,066
Concurrent Computer Corp.	30,661	164,036
CPI Card Group (a)	14,431	36,799
Cray, Inc. (b)	180,540	3,935,772
Diebold Nixdorf, Inc. (a)	324,176	5,089,563
Eastman Kodak Co. (a)(b)	162,328	852,222
Electronics for Imaging, Inc. (b)	200,011	5,478,301
Everspin Technologies, Inc. (a)(b)	23,347	179,538
Immersion Corp. (a)(b)	128,551	1,489,906
InfoSonics Corp. (a)(b)	8,388	12,414
Intevac, Inc. (b)	82,658	500,081
ITUS Corp. (a)(b)	62,373	205,207
NCR Corp. (a)(b)	528,783	17,449,839
Pure Storage, Inc. Class A (a)(b)	496,294	10,754,691
Qualstar Corp. (a)(b)	11,989	114,495
Quantum Corp. (a)(b)	142,708	522,311
Super Micro Computer, Inc. (a)(b)	168,100	3,042,610
Transact Technologies, Inc.	28,331	392,384
U.S.A. Technologies, Inc. (a)(b)	214,765	1,750,335
Xplore Technologies Corp. (a)(b)	14,878	45,675
		58,625,053

TOTAL INFORMATION TECHNOLOGY		4,195,494,120

MATERIALS - 5.3%
Chemicals - 2.5%
A. Schulman, Inc.	132,201	5,797,014
Advanced Emissions Solutions, Inc. (a)	87,173	840,348
AdvanSix, Inc. (b)	135,795	5,615,123
AgroFresh Solutions, Inc. (a)(b)	117,138	906,648
American Vanguard Corp.	114,501	2,232,770
Ashland Global Holdings, Inc.	270,600	19,163,892
Axalta Coating Systems Ltd. (b)	949,929	29,257,813
Balchem Corp.	143,958	10,832,840
Cabot Corp.	272,744	16,413,734
Calgon Carbon Corp.	227,771	4,840,134
Celanese Corp. Class A	589,019	59,408,456
Chase Corp.	32,113	3,339,752
Codexis, Inc. (a)(b)	168,410	1,608,316
Core Molding Technologies, Inc.	30,292	551,314
Ferro Corp. (b)	370,398	7,922,813
Flotek Industries, Inc. (a)(b)	269,684	1,604,620
FutureFuel Corp.	104,409	1,251,864
H.B. Fuller Co.	222,503	11,211,926
Hawkins, Inc.	43,846	1,468,841
Huntsman Corp.	919,578	29,674,782
Ingevity Corp. (b)	185,743	13,914,008
Innophos Holdings, Inc.	85,582	3,556,788
Innospec, Inc.	107,399	6,975,565
Intrepid Potash, Inc. (a)(b)	459,412	1,520,654
KMG Chemicals, Inc.	51,368	3,080,539
Koppers Holdings, Inc. (b)	93,218	3,766,007
Kraton Performance Polymers, Inc. (b)	139,732	5,926,034
Kronos Worldwide, Inc.	100,083	2,146,780
LSB Industries, Inc. (a)(b)	92,483	690,848
MagneGas Corp. (b)	490	524
Marrone Bio Innovations, Inc. (a)(b)	53,732	59,643
Minerals Technologies, Inc.	157,600	10,827,120
NewMarket Corp.	41,139	17,192,399
Northern Technologies International Corp.	5,288	117,658
Olin Corp.	728,795	23,685,838
OMNOVA Solutions, Inc. (b)	193,743	1,956,804
Platform Specialty Products Corp. (b)	936,467	9,776,715
PolyOne Corp.	349,944	14,456,187
PQ Group Holdings, Inc.	144,283	1,933,392
Quaker Chemical Corp.	58,562	8,346,842
Rayonier Advanced Materials, Inc.	225,245	4,588,241
RPM International, Inc.	577,750	28,754,618
Senomyx, Inc. (a)(b)	176,669	210,236
Sensient Technologies Corp.	193,359	13,912,180
Stepan Co.	88,350	7,076,835
The Chemours Co. LLC	800,453	38,029,522
The Scotts Miracle-Gro Co. Class A (a)	178,745	16,058,451
Trecora Resources (b)	74,645	828,560
Tredegar Corp.	113,023	1,802,717
Trinseo SA	188,306	14,989,158
Tronox Ltd. Class A	402,095	7,350,297
Valhi, Inc.	98,806	562,206
Valvoline, Inc.	890,198	20,394,436
Venator Materials PLC	211,453	4,047,210
W.R. Grace & Co.	295,535	19,558,506
Westlake Chemical Corp.	154,512	16,727,469
Yield10 Bioscience, Inc. (b)	993	1,509
		538,765,496
Construction Materials - 0.2%
Eagle Materials, Inc.	210,396	21,087,991
Forterra, Inc. (b)	88,632	628,401
Foundation Building Materials, Inc. (a)	60,974	834,734
Summit Materials, Inc. (a)	482,728	15,268,687
Tecnoglass, Inc. (a)	22,937	209,415
U.S. Concrete, Inc. (a)(b)	68,699	4,997,852
United States Lime & Minerals, Inc.	10,256	730,330
		43,757,410
Containers & Packaging - 0.8%
Aptargroup, Inc.	272,524	24,369,096
Bemis Co., Inc.	401,223	17,689,922
Berry Global Group, Inc. (b)	564,623	30,715,491
Crown Holdings, Inc. (b)	575,250	28,670,460
Graphic Packaging Holding Co.	1,350,990	20,683,657
Greif, Inc.:
Class A	118,621	6,829,011
Class B	6,493	390,554
Myers Industries, Inc.	100,702	1,908,303
Owens-Illinois, Inc. (b)	713,511	15,383,297
Silgan Holdings, Inc.	326,594	9,291,599
Sonoco Products Co.	435,046	20,869,157
UFP Technologies, Inc. (b)	22,606	643,141
		177,443,688
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	1,383,470	7,138,705
Alcoa Corp. (b)	744,141	33,464,021
Allegheny Technologies, Inc. (a)(b)	548,542	14,212,723
Ampco-Pittsburgh Corp.	39,547	403,379
Atkore International Group, Inc. (b)	96,317	2,093,932
Carpenter Technology Corp.	204,311	10,407,602
Century Aluminum Co. (b)	216,529	4,124,877
Cliffs Natural Resources, Inc. (a)(b)	1,300,885	9,145,222
Coeur d'Alene Mines Corp. (a)(b)	825,703	6,316,628
Commercial Metals Co.	501,945	12,197,264
Compass Minerals International, Inc. (a)	148,547	8,957,384
Comstock Mining, Inc. (b)	44,796	13,887
Friedman Industries	19,700	119,382
General Moly, Inc. (b)	202,841	79,717
Gold Resource Corp.	259,015	1,054,191
Golden Minerals Co. (a)(b)	165,129	61,923
Haynes International, Inc.	55,379	2,303,766
Hecla Mining Co.	1,823,688	6,674,698
Kaiser Aluminum Corp.	73,281	7,355,214
Materion Corp.	90,512	4,561,805
McEwen Mining, Inc. (a)	1,104,650	2,154,068
Olympic Steel, Inc.	41,963	945,426
Paramount Gold Nevada Corp. (b)	22,744	28,885
Pershing Gold Corp. (a)(b)	69,048	150,525
Reliance Steel & Aluminum Co.	309,047	27,866,768
Royal Gold, Inc. (a)	289,569	23,388,488
Ryerson Holding Corp. (a)(b)	76,995	777,650
Schnitzer Steel Industries, Inc. Class A (a)	119,830	4,074,220
Solitario Exploration & Royalty Corp. (b)	57,827	30,648
Steel Dynamics, Inc.	1,032,111	47,735,134
SunCoke Energy, Inc. (b)	295,507	3,156,015
Synalloy Corp.	24,589	336,869
TimkenSteel Corp. (a)(b)	180,620	2,954,943
U.S. Antimony Corp. (b)	114,807	31,572
U.S. Gold Corp.	276	500
United States Steel Corp. (a)	761,916	33,150,965
Universal Stainless & Alloy Products, Inc. (b)	23,505	596,792
Worthington Industries, Inc.	199,405	8,821,677
		286,887,465
Paper & Forest Products - 0.4%
Boise Cascade Co.	171,188	6,898,876
Clearwater Paper Corp. (a)(b)	75,015	2,820,564
Domtar Corp.	277,198	12,407,382
Kapstone Paper & Packaging Corp.	382,762	13,354,566
Louisiana-Pacific Corp.	633,416	18,052,356
Mercer International, Inc. (SBI)	218,134	2,879,369
Neenah, Inc.	76,486	5,862,652
P.H. Glatfelter Co.	196,344	4,007,381
Resolute Forest Products (b)	399,433	3,235,407
Schweitzer-Mauduit International, Inc.	139,661	5,476,108
Verso Corp. (b)	146,878	2,576,240
		77,570,901

TOTAL MATERIALS		1,124,424,960

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust (SBI)	379,129	9,129,426
Agree Realty Corp.	136,319	6,420,625
Alexander & Baldwin, Inc.	284,997	6,267,084
Alexanders, Inc.	17,160	6,269,063
American Assets Trust, Inc.	183,522	5,821,318
American Campus Communities, Inc.	602,325	21,972,816
American Homes 4 Rent Class A	1,089,629	20,909,981
Apple Hospitality (REIT), Inc.	896,637	15,233,863
Armada Hoffler Properties, Inc.	205,517	2,688,162
Ashford Hospitality Prime, Inc.	140,879	1,211,559
Ashford Hospitality Trust, Inc.	392,393	2,162,085
Bluerock Residential Growth (REIT), Inc. (a)	99,613	750,086
Brandywine Realty Trust (SBI)	758,602	11,879,707
Brixmor Property Group, Inc.	1,333,510	20,722,745
BRT Realty Trust	19,147	199,895
Camden Property Trust (SBI)	400,190	31,899,145
CareTrust (REIT), Inc.	342,138	4,533,329
CatchMark Timber Trust, Inc.	209,362	2,738,455
CBL & Associates Properties, Inc. (a)	749,524	3,470,296
Cedar Realty Trust, Inc.	355,338	1,410,692
Chatham Lodging Trust	195,655	3,558,964
Chesapeake Lodging Trust	260,111	6,726,470
CIM Commercial Trust Corp.	63,757	1,000,985
City Office REIT, Inc.	155,160	1,557,806
Clipper Realty, Inc. (a)	59,208	526,951
Colony NorthStar, Inc.	2,347,701	18,265,114
Columbia Property Trust, Inc.	533,336	11,109,389
Community Healthcare Trust, Inc.	85,890	2,021,851
Condor Hospitality Trust, Inc.	253	2,578
CorEnergy Infrastructure Trust, Inc. (a)	54,615	1,959,040
CoreSite Realty Corp.	150,575	14,131,464
Corporate Office Properties Trust (SBI)	439,692	10,974,712
Corrections Corp. of America	519,234	10,794,875
Cousins Properties, Inc.	1,801,872	15,027,612
CubeSmart	796,149	21,344,755
CyrusOne, Inc.	401,180	20,018,882
DCT Industrial Trust, Inc.	402,784	22,294,094
DDR Corp.	1,323,905	10,326,459
DiamondRock Hospitality Co.	875,675	9,001,939
Douglas Emmett, Inc.	685,657	24,512,238
Easterly Government Properties, Inc.	182,955	3,483,463
EastGroup Properties, Inc.	153,161	12,410,636
Education Realty Trust, Inc.	331,935	10,336,456
Empire State Realty Trust, Inc.	572,025	9,644,342
EPR Properties	273,354	15,753,391
Equity Commonwealth (b)	529,516	15,578,361
Equity Lifestyle Properties, Inc.	381,293	32,261,201
Farmland Partners, Inc. (a)	138,179	1,039,106
First Industrial Realty Trust, Inc.	517,843	14,515,139
Forest City Realty Trust, Inc. Class A	1,162,290	24,721,908
Four Corners Property Trust, Inc.	285,265	6,264,419
Franklin Street Properties Corp.	501,603	4,057,968
Front Yard Residential Corp. Class B	242,358	2,542,335
Gaming & Leisure Properties	867,725	28,860,534
Getty Realty Corp.	151,343	3,571,695
Gladstone Commercial Corp.	120,539	2,038,314
Gladstone Land Corp. (a)	66,704	831,132
Global Medical REIT, Inc.	88,447	574,906
Global Net Lease, Inc.	302,208	4,726,533
Global Self Storage, Inc.	70,475	303,747
Government Properties Income Trust	448,891	6,158,785
Gramercy Property Trust	696,409	15,077,255
Healthcare Realty Trust, Inc.	545,003	14,469,830
Healthcare Trust of America, Inc.	893,070	22,192,790
Hersha Hospitality Trust	156,489	2,629,015
Highwoods Properties, Inc. (SBI)	440,192	18,932,658
Hospitality Properties Trust (SBI)	726,155	18,473,383
Hudson Pacific Properties, Inc.	662,816	20,925,101
Independence Realty Trust, Inc.	358,182	3,051,711
InfraReit, Inc.	171,970	3,205,521
Investors Real Estate Trust	543,680	2,528,112
Invitation Homes, Inc.	1,226,161	26,669,002
iStar Financial, Inc. (a)(b)	297,566	3,005,417
JBG SMITH Properties	412,054	13,453,563
Jernigan Capital, Inc. (a)	66,747	1,127,357
Kilroy Realty Corp.	422,033	28,740,447
Kite Realty Group Trust	379,543	5,746,281
Lamar Advertising Co. Class A	366,955	24,391,499
LaSalle Hotel Properties (SBI) (a)	491,738	12,062,333
Lexington Corporate Properties Trust	992,662	7,901,590
Liberty Property Trust (SBI)	633,650	24,877,099
Life Storage, Inc.	203,317	15,972,584
LTC Properties, Inc.	177,746	6,567,715
Mack-Cali Realty Corp.	396,996	6,705,262
MedEquities Realty Trust, Inc.	143,153	1,384,290
Medical Properties Trust, Inc.	1,584,903	19,430,911
Monmouth Real Estate Investment Corp. Class A	324,781	4,585,908
National Health Investors, Inc.	182,751	11,855,057
National Retail Properties, Inc.	671,278	24,998,393
National Storage Affiliates Trust	225,401	5,529,087
New Senior Investment Group, Inc.	367,840	2,972,147
NexPoint Residential Trust, Inc.	104,953	2,530,417
NorthStar Realty Europe Corp.	240,392	2,471,230
Omega Healthcare Investors, Inc. (a)	864,330	22,023,128
One Liberty Properties, Inc.	69,690	1,516,454
Outfront Media, Inc.	614,289	12,599,067
Paramount Group, Inc.	892,331	12,448,017
Park Hotels & Resorts, Inc.	693,876	18,033,837
Pebblebrook Hotel Trust (a)	298,039	10,136,306
Pennsylvania Real Estate Investment Trust (SBI)	312,388	3,261,331
Physicians Realty Trust	790,880	11,364,946
Piedmont Office Realty Trust, Inc. Class A	620,721	11,148,149
Potlatch Corp.	255,083	13,047,495
Power (REIT) (b)	1,227	7,485
Preferred Apartment Communities, Inc. Class A	157,449	2,193,265
PS Business Parks, Inc.	91,263	10,117,416
QTS Realty Trust, Inc. Class A	222,120	7,167,812
Quality Care Properties, Inc. (b)	407,304	5,046,497
RAIT Financial Trust	359,168	64,650
Ramco-Gershenson Properties Trust (SBI)	344,393	4,056,950
Rayonier, Inc.	570,556	19,393,198
Regional Health Properties, Inc. (b)	40,556	9,097
Retail Opportunity Investments Corp.	501,177	8,600,197
Retail Properties America, Inc.	1,007,557	12,050,382
Rexford Industrial Realty, Inc.	344,582	9,303,714
RLJ Lodging Trust	764,301	15,140,803
Ryman Hospitality Properties, Inc.	218,748	15,084,862
Sabra Health Care REIT, Inc.	784,378	13,240,301
Safety Income and Growth, Inc.	46,074	802,609
Saul Centers, Inc.	56,829	2,780,643
Select Income REIT	294,883	5,358,024
Senior Housing Properties Trust (SBI)	1,056,031	15,988,309
Seritage Growth Properties (a)	109,515	4,139,667
Sotherly Hotels, Inc.	42,144	255,814
Spirit Realty Capital, Inc.	1,994,146	15,554,339
Stag Industrial, Inc.	417,113	9,497,663
Store Capital Corp.	723,513	17,248,550
Summit Hotel Properties, Inc.	470,212	6,192,692
Sun Communities, Inc.	345,834	30,281,225
Sunstone Hotel Investors, Inc.	985,377	14,218,990
Tanger Factory Outlet Centers, Inc. (a)	419,841	9,370,851
Taubman Centers, Inc.	263,713	15,416,662
Terreno Realty Corp.	247,165	8,233,066
The GEO Group, Inc.	541,169	11,526,900
TIER REIT, Inc.	211,369	3,927,236
UMH Properties, Inc.	175,228	2,044,911
Uniti Group, Inc. (a)	723,988	11,113,216
Universal Health Realty Income Trust (SBI)	65,609	3,632,114
Urban Edge Properties	467,624	10,091,326
Urstadt Biddle Properties, Inc. Class A	138,313	2,423,244
VEREIT, Inc.	4,225,861	28,947,148
Washington Prime Group, Inc.	812,804	5,323,866
Washington REIT (SBI)	360,702	9,118,547
Weingarten Realty Investors (SBI)	535,524	14,528,766
Wheeler REIT, Inc. (a)	34,375	172,563
Whitestone REIT Class B	165,726	2,045,059
WP Carey, Inc.	468,771	28,088,758
Xenia Hotels & Resorts, Inc.	466,605	9,178,120
		1,489,540,083
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,472	163,152
Altisource Portfolio Solutions SA (a)(b)	53,097	1,412,380
American Realty Investments, Inc. (b)	2,022	27,014
Boston Omaha Corp. (a)	27,271	681,230
Consolidated-Tomoka Land Co. (a)	23,055	1,427,796
Forestar Group, Inc. (a)(b)	48,268	1,192,220
FRP Holdings, Inc. (b)	24,947	1,303,481
Griffin Industrial Realty, Inc.	7,963	289,535
HFF, Inc.	157,657	7,198,619
Howard Hughes Corp. (b)	166,858	21,389,527
InterGroup Corp. (b)	845	18,886
J.W. Mays, Inc. (b)	15	533
Jones Lang LaSalle, Inc.	194,865	31,297,268
Kennedy-Wilson Holdings, Inc.	578,493	9,458,361
Marcus & Millichap, Inc. (a)(b)	70,870	2,218,231
Maui Land & Pineapple, Inc. (a)(b)	30,432	337,795
RE/MAX Holdings, Inc.	76,810	4,247,593
Realogy Holdings Corp. (a)	579,468	14,805,407
Redfin Corp. (a)	46,271	952,720
Stratus Properties, Inc.	12,801	380,190
Tejon Ranch Co. (b)	80,362	1,780,018
The St. Joe Co. (a)(b)	312,153	5,493,893
Transcontinental Realty Investors, Inc. (a)(b)	1,510	45,119
Trinity Place Holdings, Inc. (b)	36,952	221,712
		106,342,680

TOTAL REAL ESTATE		1,595,882,763

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (b)	196,814	415,278
Altice U.S.A., Inc. Class A (a)	287,102	5,225,256
Atlantic Tele-Network, Inc.	49,121	2,942,348
Bandwidth, Inc. (a)(b)	13,907	381,747
Cincinnati Bell, Inc. (a)(b)	192,042	3,101,478
Cogent Communications Group, Inc.	183,493	7,862,675
Consolidated Communications Holdings, Inc. (a)	286,426	3,311,085
Frontier Communications Corp. (a)	345,068	2,425,828
Fusion Telecommunications International (a)(b)	101,759	296,119
Gci Liberty, Inc. Class A (b)	118,168	4,543,560
Globalstar, Inc. (a)(b)	1,890,637	1,797,240
Hawaiian Telcom Holdco, Inc. (b)	49,966	1,407,542
IDT Corp. Class B	79,718	962,993
Iridium Communications, Inc. (a)(b)	364,703	4,267,025
Ooma, Inc. (a)(b)	86,590	922,184
ORBCOMM, Inc. (b)	318,602	3,313,461
Pareteum Corp. (a)(b)	180,419	411,355
PDVWireless, Inc. (a)(b)	45,934	1,479,075
Verizon Communications, Inc.	118,964	5,679,341
Vonage Holdings Corp. (b)	926,109	9,400,006
WideOpenWest, Inc. (a)	83,341	805,074
Windstream Holdings, Inc. (a)	848,877	1,341,226
Zayo Group Holdings, Inc. (a)(b)	801,685	28,740,407
		91,032,303
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (a)(b)	21,048	192,168
Boingo Wireless, Inc. (b)	178,557	4,726,404
NII Holdings, Inc. (a)(b)	406,747	524,704
Shenandoah Telecommunications Co. (a)	205,715	6,747,452
Spok Holdings, Inc.	91,059	1,415,967
Sprint Corp. (a)(b)	2,946,679	15,293,264
T-Mobile U.S., Inc. (b)	1,259,124	76,315,506
Telephone & Data Systems, Inc.	394,896	11,072,884
U.S. Cellular Corp. (b)	67,085	2,588,810
		118,877,159

TOTAL TELECOMMUNICATION SERVICES		209,909,462

UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	228,702	15,586,041
El Paso Electric Co.	183,416	8,914,018
Genie Energy Ltd. Class B (a)	65,626	292,036
Great Plains Energy, Inc.	931,034	27,139,641
Hawaiian Electric Industries, Inc.	478,429	15,769,020
IDACORP, Inc.	225,165	18,249,623
MGE Energy, Inc.	160,385	8,420,213
OGE Energy Corp.	863,990	27,077,447
Otter Tail Corp.	180,897	7,199,701
PNM Resources, Inc.	349,871	12,315,459
Portland General Electric Co.	390,160	15,501,057
Spark Energy, Inc. Class A, (a)	73,657	685,010
Vistra Energy Corp. (a)(b)	1,226,874	23,249,262
Westar Energy, Inc.	620,477	30,235,844
		210,634,372
Gas Utilities - 0.9%
Atmos Energy Corp.	464,171	37,361,124
Chesapeake Utilities Corp.	72,373	4,823,660
National Fuel Gas Co. (a)	370,005	18,289,347
New Jersey Resources Corp.	377,291	14,374,787
Northwest Natural Gas Co.	130,419	6,801,351
ONE Gas, Inc.	231,055	14,692,787
RGC Resources, Inc.	50,846	1,268,608
South Jersey Industries, Inc. (a)	364,014	9,540,807
Southwest Gas Holdings, Inc.	211,554	13,937,178
Spire, Inc.	213,151	14,451,638
UGI Corp.	749,832	32,310,261
WGL Holdings, Inc.	215,742	17,962,679
		185,814,227
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (b)	1,549,543	23,584,044
Dynegy, Inc. (a)(b)	572,559	7,002,397
NRG Yield, Inc.:
Class A	127,027	1,953,675
Class C	303,396	4,748,147
Ormat Technologies, Inc. (a)	158,007	9,888,078
Pattern Energy Group, Inc. (a)	399,547	7,419,588
Terraform Power, Inc.	205,447	2,364,695
U.S. Geothermal, Inc. (b)	61,820	330,737
		57,291,361
Multi-Utilities - 0.4%
Avangrid, Inc.	243,479	11,813,601
Avista Corp.	266,178	12,731,294
Black Hills Corp. (a)	230,314	11,697,648
MDU Resources Group, Inc.	853,767	22,445,534
NorthWestern Energy Corp.	211,618	10,809,447
Unitil Corp.	68,493	2,879,446
Vectren Corp.	361,163	21,760,071
		94,137,041
Water Utilities - 0.3%
American States Water Co.	163,100	8,663,872
Aqua America, Inc.	774,751	26,488,737
AquaVenture Holdings Ltd. (a)(b)	49,986	642,320
Artesian Resources Corp. Class A	30,130	997,002
Cadiz, Inc. (a)(b)	100,305	1,389,224
California Water Service Group	217,369	8,249,154
Connecticut Water Service, Inc.	54,452	2,811,357
Middlesex Water Co.	74,490	2,639,926
Pure Cycle Corp. (b)	69,664	553,829
Select Energy Services, Inc. Class A (a)	97,515	1,400,315
SJW Corp.	73,319	3,881,508
York Water Co.	57,282	1,609,624
		59,326,868

TOTAL UTILITIES		607,203,869

TOTAL COMMON STOCKS
(Cost $14,926,420,121)		21,145,773,765
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (e)
(Cost $5,978,160)	6,000,000	5,969,293
	Shares	Value

Money Market Funds - 19.1%
Fidelity Cash Central Fund, 1.41% (f)	85,267,446	$85,284,499
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	3,966,301,692	3,966,698,322
TOTAL MONEY MARKET FUNDS
(Cost $4,051,982,821)		4,051,982,821
TOTAL INVESTMENT IN SECURITIES - 118.6%
(Cost $18,984,381,102)		25,203,725,879
NET OTHER ASSETS (LIABILITIES) - (18.6)%		(3,944,394,767)
NET ASSETS - 100%		$21,259,331,112
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,040	March 2018	$78,582,400	$(855,827)	$(855,827)
CME E-mini S&P MidCap 400 Index Contracts (United States)	281	March 2018	52,392,450	(542,706)	(542,706)
TOTAL FUTURES CONTRACTS					$(1,398,533)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,587,402.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$608,045
Fidelity Securities Lending Cash Central Fund	30,959,618
Total	$31,567,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,018,969,482	$3,018,954,791	$14,684	$7
Consumer Staples	618,005,948	618,005,948	--	--
Energy	829,456,284	829,456,282	2	--
Financials	3,624,007,197	3,624,007,196	--	1
Health Care	2,481,678,005	2,479,741,373	680	1,935,952
Industrials	2,840,741,675	2,840,741,675	--	--
Information Technology	4,195,494,120	4,195,494,120	--	--
Materials	1,124,424,960	1,124,424,960	--	--
Real Estate	1,595,882,763	1,595,882,763	--	--
Telecommunication Services	209,909,462	209,909,462	--	--
Utilities	607,203,869	607,203,869	--	--
U.S. Government and Government Agency Obligations	5,969,293	--	5,969,293	--
Money Market Funds	4,051,982,821	4,051,982,821	--	--
Total Investments in Securities:	$25,203,725,879	$25,195,805,260	$5,984,659	$1,935,960
Derivative Instruments:
Liabilities
Futures Contracts	$(1,398,533)	$(1,398,533)	$--	$--
Total Liabilities	$(1,398,533)	$(1,398,533)	$--	$--
Total Derivative Instruments:	$(1,398,533)	$(1,398,533)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,398,533)
Total Equity Risk	0	(1,398,533)
Total Value of Derivatives	$0	$(1,398,533)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $3,808,596,227) — See accompanying schedule: Unaffiliated issuers (cost $14,932,398,281)	$21,151,743,058
Fidelity Central Funds (cost $4,051,982,821)	4,051,982,821
Total Investment in Securities (cost $18,984,381,102)		$25,203,725,879
Cash		120,774
Receivable for investments sold		12,299,413
Receivable for fund shares sold		13,394,973
Dividends receivable		15,302,301
Distributions receivable from Fidelity Central Funds		2,587,435
Other receivables		33,811
Total assets		25,247,464,586
Liabilities
Payable for fund shares redeemed	$18,231,720
Accrued management fee	801,339
Payable for daily variation margin on futures contracts	1,725,194
Other affiliated payables	400,099
Collateral on securities loaned	3,966,975,122
Total liabilities		3,988,133,474
Net Assets		$21,259,331,112
Net Assets consist of:
Paid in capital		$15,083,128,642
Undistributed net investment income		19,277,934
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,021,708)
Net unrealized appreciation (depreciation) on investments		6,217,946,244
Net Assets		$21,259,331,112
Investor Class:
Net Asset Value, offering price and redemption price per share ($688,755,583 ÷ 11,164,114 shares)		$61.69
Premium Class:
Net Asset Value, offering price and redemption price per share ($17,585,374,700 ÷ 285,032,048 shares)		$61.70
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,985,200,829 ÷ 48,399,350 shares)		$61.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Dividends		$255,748,685
Interest		55,180
Income from Fidelity Central Funds (including $30,959,618 from security lending)		31,567,663
Total income		287,371,528
Expenses
Management fee	$9,138,325
Transfer agent fees	4,642,905
Independent trustees' fees and expenses	76,508
Legal	7,915
Interest	21,631
Miscellaneous	60,635
Total expenses before reductions	13,947,919
Expense reductions	(32,928)	13,914,991
Net investment income (loss)		273,456,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	737,340,476
Fidelity Central Funds	(173,034)
Foreign currency transactions	310
Futures contracts	7,897,918
Total net realized gain (loss)		745,065,670
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,348,355,423
Fidelity Central Funds	(115,568)
Futures contracts	(3,861,045)
Total change in net unrealized appreciation (depreciation)		1,344,378,810
Net gain (loss)		2,089,444,480
Net increase (decrease) in net assets resulting from operations		$2,362,901,017

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$273,456,537	$249,578,137
Net realized gain (loss)	745,065,670	737,078,558
Change in net unrealized appreciation (depreciation)	1,344,378,810	3,647,100,185
Net increase (decrease) in net assets resulting from operations	2,362,901,017	4,633,756,880
Distributions to shareholders from net investment income	(264,767,116)	(236,121,884)
Distributions to shareholders from net realized gain	(891,671,964)	(605,807,215)
Total distributions	(1,156,439,080)	(841,929,099)
Share transactions - net increase (decrease)	795,717,146	1,125,097,806
Redemption fees	–	367,317
Total increase (decrease) in net assets	2,002,179,083	4,917,292,904
Net Assets
Beginning of period	19,257,152,029	14,339,859,125
End of period	$21,259,331,112	$19,257,152,029
Other Information
Undistributed net investment income end of period	$19,277,934	$34,722,404

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.10	$46.00	$57.40	$55.29	$43.12
Income from Investment Operations
Net investment income (loss)B	.79	.77	.75	.74	.67
Net realized and unrealized gain (loss)	6.25	14.00	(8.99)	3.62	13.09
Total from investment operations	7.04	14.77	(8.24)	4.36	13.76
Distributions from net investment income	(.77)	(.74)	(.71)	(.70)	(.54)
Distributions from net realized gain	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(3.45)C	(2.67)	(3.16)	(2.25)	(1.60)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01
Net asset value, end of period	$61.69	$58.10	$46.00	$57.40	$55.29
Total ReturnE	12.29%	32.50%	(14.86)%	8.23%	32.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.32%	1.47%	1.39%	1.36%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$688,756	$815,223	$1,392,793	$1,992,558	$1,803,152
Portfolio turnover rateH	11%	12%	12%I	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.45 per share is comprised of distributions from net investment income of $.774 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.11	$46.00	$57.40	$55.30	$43.12
Income from Investment Operations
Net investment income (loss)B	.81	.80	.77	.76	.68
Net realized and unrealized gain (loss)	6.25	13.99	(8.99)	3.61	13.11
Total from investment operations	7.06	14.79	(8.22)	4.37	13.79
Distributions from net investment income	(.79)	(.75)	(.73)	(.72)	(.56)
Distributions from net realized gain	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(3.47)C	(2.68)	(3.18)	(2.27)	(1.62)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01
Net asset value, end of period	$61.70	$58.11	$46.00	$57.40	$55.30
Total ReturnE	12.32%	32.56%	(14.83)%	8.24%	32.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.35%	1.49%	1.42%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$17,585,375	$16,222,551	$11,837,818	$13,356,931	$12,280,754
Portfolio turnover rateH	11%	12%	12%I	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.47 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.09	$45.99	$57.39	$55.28	$43.11
Income from Investment Operations
Net investment income (loss)B	.83	.81	.76	.76	.72
Net realized and unrealized gain (loss)	6.24	13.98	(8.98)	3.63	13.06
Total from investment operations	7.07	14.79	(8.22)	4.39	13.78
Distributions from net investment income	(.81)	(.76)	(.73)	(.72)	(.56)
Distributions from net realized gain	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(3.48)	(2.69)	(3.18)	(2.28)C	(1.62)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01
Net asset value, end of period	$61.68	$58.09	$45.99	$57.39	$55.28
Total ReturnE	12.35%	32.58%	(14.83)%	8.27%	32.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	1.37%	1.52%	1.43%	1.40%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,985,201	$2,219,377	$1,109,249	$754,325	$95,747
Portfolio turnover rateH	11%	12%	12%I	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Investor Class	19.65%	6.96%	2.92%
Premium Class	19.77%	7.06%	2.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund - Investor Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See above for additional information regarding the performance of Investor Class.

Period Ending Values
$13,335	Fidelity® International Index Fund - Investor Class
$13,406	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. Nevertheless, the MSCI World ex USA Index gained 19.12% for the 12 months ending February 28, 2018, aided partly by a generally weak U.S. dollar. Within the index, growth- led value-oriented stocks, and small-caps bested large-caps. Certain election results in continental Europe (+24%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+15%). Central-bank accommodation helped Japan (+22%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+15%). Meanwhile, commodity-price volatility weighed on Canada (+7%). Sector-wise, information technology (+36%) was lifted by software, semiconductor and internet-related names. Financials (+21%) rode rising interest rates that, at the same time, hurt real estate (+14%) and three other “bond proxy” sectors: consumer staples (+12%), utilities (+12%) and telecom services (+8%). Demand from China aided materials (+24%) and industrials (+24%). Energy (+14%) and health care (+10%) rallied from early-period difficulty. Elsewhere, the MSCI Emerging Markets Index rose 30.97% for the year, notably supported by China plus Brazil, Russia and India.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes returned roughly 20%, close to in line with the 20.37% gain of the benchmark MSCI EAFE Index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Against a strong market backdrop for international stocks, every sector and nearly every country represented in the MSCI EAFE gained solid ground this period. Several financial stocks added meaningful value this period, including British multinational bank HSBC Holdings – the second-largest position in the index, on average, this period – and insurers Allianz and AIA Group, based in Germany and Hong Kong, respectively. In the energy sector, where a higher oil price helped spur stock gains, U.K.-based energy giant Royal Dutch Shell gained strongly. Other notable contributors included Japanese automaker Toyota Motor and Danish pharmaceutical company Novo-Nordisk. Other drugmakers did not fare well this period, reflecting a variety of company-specific factors. These included Israel's Teva Pharmaceutical Industries, U.K.-based GlaxoSmithKline and Jersey-registered, Irish-headquartered Shire. Elsewhere, British tobacco company Imperial Brands struggled for the year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
10.7

Top Market Sectors as of February 28, 2018

% of fund's net assets
Financials	21.3
Industrials	14.2
Consumer Discretionary	12.2
Consumer Staples	10.6
Health Care	9.7
Materials	7.8
Information Technology	6.8
Energy	5.2
Telecommunication Services	3.8
Real Estate	3.6

Geographic Diversification (% of fund's net assets)

As of February 28, 2018
Japan	24.3%
United Kingdom	15.5%
France	9.9%
Germany	9.4%
Switzerland	7.8%
Australia	6.6%
Netherlands	4.5%
Spain	3.2%
Sweden	2.6%
Other*	16.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® International Index Fund

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 6.6%
AGL Energy Ltd.	951,950	$16,017,420
Alumina Ltd.	3,559,300	6,081,110
Amcor Ltd.	1,678,321	17,990,655
AMP Ltd.	4,232,543	17,266,620
APA Group:
rights 3/14/18 (a)	93,679	16,240
unit	1,708,040	10,537,319
Aristocrat Leisure Ltd.	787,712	14,974,639
ASX Ltd.	281,041	12,644,317
Aurizon Holdings Ltd.	2,927,108	10,300,330
Australia & New Zealand Banking Group Ltd.	4,258,011	95,158,501
Bank of Queensland Ltd.	568,088	5,530,538
Bendigo & Adelaide Bank Ltd.	693,925	6,062,880
BHP Billiton Ltd.	4,654,945	109,308,552
BlueScope Steel Ltd.	811,621	10,101,856
Boral Ltd.	1,706,092	10,245,508
Brambles Ltd.	2,306,263	17,050,299
Caltex Australia Ltd.	376,147	10,196,281
Challenger Ltd.	837,483	8,156,285
Cimic Group Ltd.	140,351	5,062,473
Coca-Cola Amatil Ltd.	791,016	5,349,844
Cochlear Ltd.	83,663	11,874,129
Commonwealth Bank of Australia	2,541,245	149,571,111
Computershare Ltd.	668,521	9,185,568
Crown Ltd.	550,699	5,732,613
CSL Ltd.	655,698	82,577,724
DEXUS Property Group unit	1,479,074	10,616,046
Dominos Pizza Enterprises Ltd. (b)	89,435	2,725,508
Flight Centre Travel Group Ltd. (b)	81,243	3,633,968
Fortescue Metals Group Ltd.	2,265,840	8,714,405
Goodman Group unit	2,611,931	16,516,204
Harvey Norman Holdings Ltd. (b)	815,023	2,517,714
Healthscope Ltd.	2,501,076	3,653,041
Incitec Pivot Ltd.	2,451,831	7,151,858
Insurance Australia Group Ltd.	3,432,281	21,688,572
Lendlease Group unit	801,237	11,000,556
Macquarie Group Ltd.	468,736	37,346,007
Medibank Private Ltd.	3,980,506	9,741,812
Mirvac Group unit	5,340,519	8,744,951
National Australia Bank Ltd.	3,893,002	90,493,544
Newcrest Mining Ltd.	1,110,957	18,231,455
Orica Ltd.	545,220	7,813,291
Origin Energy Ltd. (a)	2,549,227	17,689,148
QBE Insurance Group Ltd.	1,966,634	15,446,612
Ramsay Health Care Ltd.	205,804	10,187,713
realestate.com.au Ltd.	75,352	4,487,201
Rio Tinto Ltd.	604,430	37,473,445
Santos Ltd. (a)	2,728,806	10,455,780
Scentre Group unit	7,713,435	22,903,081
SEEK Ltd.	481,497	7,519,350
Sonic Healthcare Ltd.	583,965	11,016,712
South32 Ltd.	7,521,679	18,993,267
SP AusNet	2,627,736	3,455,739
Stockland Corp. Ltd. unit	3,536,843	11,055,071
Suncorp Group Ltd.	1,878,452	19,610,894
Sydney Airport unit	1,593,889	8,097,710
Tabcorp Holdings Ltd.	2,780,718	9,960,270
Telstra Corp. Ltd.	6,037,470	15,572,107
The GPT Group unit	2,600,059	9,541,656
TPG Telecom Ltd.	545,084	2,570,108
Transurban Group unit	3,221,113	28,707,404
Treasury Wine Estates Ltd.	1,051,287	14,201,382
Vicinity Centers unit	4,809,796	9,224,318
Wesfarmers Ltd.	1,643,303	52,555,895
Westfield Corp. unit	2,862,716	19,405,993
Westpac Banking Corp.	4,921,002	116,619,580
Woodside Petroleum Ltd.	1,358,636	30,328,058
Woolworths Group Ltd.	1,890,901	40,408,018

TOTAL AUSTRALIA		1,455,068,256

Austria - 0.3%
Andritz AG	105,415	6,115,727
Erste Group Bank AG	436,450	22,191,979
OMV AG	214,187	12,178,299
Raiffeisen International Bank-Holding AG (a)	213,815	8,284,055
Voestalpine AG	165,795	9,564,409

TOTAL AUSTRIA		58,334,469

Bailiwick of Jersey - 1.1%
Experian PLC	1,338,647	28,578,082
Glencore Xstrata PLC	17,738,443	93,280,367
Randgold Resources Ltd.	136,706	11,019,659
Shire PLC	1,317,529	56,152,043
Wolseley PLC	362,364	25,537,452
WPP PLC	1,831,096	35,065,717

TOTAL BAILIWICK OF JERSEY		249,633,320

Belgium - 1.1%
Ageas	272,547	14,270,652
Anheuser-Busch InBev SA NV	1,104,816	117,285,282
Colruyt NV	87,263	4,708,040
Groupe Bruxelles Lambert SA	117,286	13,390,999
KBC Groep NV	363,836	34,092,291
Proximus	220,857	7,091,488
Solvay SA Class A	107,539	14,737,891
Telenet Group Holding NV (a)	76,649	5,254,401
UCB SA	183,564	15,163,543
Umicore SA	304,027	17,138,108

TOTAL BELGIUM		243,132,695

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	958,450	8,025,543
Hongkong Land Holdings Ltd.	1,710,200	11,742,661
Jardine Matheson Holdings Ltd.	316,100	20,594,012
Jardine Strategic Holdings Ltd.	322,300	12,790,980
Kerry Properties Ltd.	952,181	4,304,100
Kingston Financial Group Ltd. (b)	5,950,000	3,582,038
Li & Fung Ltd.	8,619,246	4,328,233
NWS Holdings Ltd.	2,245,104	4,217,143
Shangri-La Asia Ltd.	1,803,380	4,025,814
Yue Yuen Industrial (Holdings) Ltd.	1,071,500	4,579,701

TOTAL BERMUDA		78,190,225

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	3,136,665	1,946,534
Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	440,529	6,265,967
Cheung Kong Property Holdings Ltd.	3,750,925	32,229,039
CK Hutchison Holdings Ltd.	3,912,925	48,904,652
Melco Crown Entertainment Ltd. sponsored ADR	356,199	9,777,663
MGM China Holdings Ltd.	1,380,000	4,043,253
Minth Group Ltd.	1,068,000	6,267,452
Sands China Ltd.	3,512,400	19,593,505
WH Group Ltd. (c)	12,775,500	15,734,370
Wharf Real Estate Investment Co. Ltd.	1,766,585	11,889,048
Wynn Macau Ltd.	2,256,000	7,862,133

TOTAL CAYMAN ISLANDS		162,567,082

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	5,457	8,514,544
Series B	9,486	15,408,862
Carlsberg A/S Series B	155,260	18,982,741
Christian Hansen Holding A/S	143,904	11,952,856
Coloplast A/S Series B	172,619	14,587,996
Danske Bank A/S	1,086,804	43,619,412
DONG Energy A/S (c)	274,756	17,104,638
DSV de Sammensluttede Vognmaend A/S	275,584	21,584,861
Genmab A/S (a)	84,361	17,156,551
H Lundbeck A/S	101,490	5,314,612
ISS Holdings A/S	240,971	8,730,294
Novo Nordisk A/S Series B	2,703,728	139,866,451
Novozymes A/S Series B	328,312	16,873,340
Pandora A/S	155,186	16,180,546
TDC A/S	1,171,891	9,542,421
Tryg A/S	173,570	4,116,818
Vestas Wind Systems A/S	312,487	22,583,760
William Demant Holding A/S (a)	169,459	6,056,229

TOTAL DENMARK		398,176,932

Finland - 1.0%
Elisa Corp. (A Shares)	205,414	8,823,810
Fortum Corp.	645,476	14,177,082
Kone Oyj (B Shares)	490,234	25,386,542
Metso Corp.	162,611	5,193,606
Neste Oyj	186,304	13,640,400
Nokia Corp.	8,467,750	49,359,705
Nokian Tyres PLC	168,297	7,714,232
Orion Oyj (B Shares)	151,872	4,946,430
Sampo Oyj (A Shares)	648,272	36,689,111
Stora Enso Oyj (R Shares)	800,066	14,129,438
UPM-Kymmene Corp.	773,371	26,459,981
Wartsila Corp.	214,784	15,111,231

TOTAL FINLAND		221,631,568

France - 9.7%
Accor SA	272,657	15,715,201
Aeroports de Paris	42,879	8,670,326
Air Liquide SA	300,247	37,503,112
Alstom SA	224,120	9,434,371
Amundi SA (c)	87,480	7,131,031
Arkema SA	99,007	12,920,278
Atos Origin SA	137,360	18,069,529
AXA SA	2,815,532	88,179,828
BIC SA	41,503	4,354,274
bioMerieux SA	60,035	4,617,986
BNP Paribas SA	1,629,450	128,841,463
Bollore SA	1,266,823	7,159,722
Bollore SA (a)	6,825	37,806
Bouygues SA	313,637	15,866,279
Bureau Veritas SA	382,298	10,016,657
Capgemini SA	233,119	29,057,191
Carrefour SA	842,756	19,321,028
Casino Guichard Perrachon SA	79,530	4,308,146
CNP Assurances	247,975	6,009,309
Compagnie de St. Gobain	724,880	41,027,358
Credit Agricole SA	1,651,319	28,295,698
Danone SA	875,146	69,798,553
Dassault Aviation SA	3,600	6,240,096
Dassault Systemes SA	187,946	24,247,268
Edenred SA	325,183	11,409,330
EDF SA (a)	200,740	2,608,576
EDF SA	640,256	8,302,175
Eiffage SA	106,904	11,572,539
ENGIE	2,646,455	41,275,065
Essilor International SA	301,147	39,440,310
Eurazeo SA	63,232	6,034,909
Eutelsat Communications	253,540	5,923,180
Faurecia SA	109,534	9,158,255
Fonciere des Regions	48,425	5,052,287
Gecina SA	71,115	12,454,210
Groupe Eurotunnel SA	674,781	8,678,980
Hermes International SCA	45,898	24,683,309
ICADE	48,798	4,718,944
Iliad SA	38,177	8,951,001
Imerys SA	51,629	5,266,065
Ingenico SA	85,366	7,406,316
Ipsen SA	54,550	7,991,004
JCDecaux SA	106,929	4,144,639
Kering SA	109,872	51,559,553
Klepierre SA	319,663	13,168,614
L'Oreal SA (a)	201,944	43,402,005
L'Oreal SA	162,909	35,028,660
Lagardere S.C.A. (Reg.)	170,393	5,002,599
Legrand SA	385,731	30,240,598
LVMH Moet Hennessy - Louis Vuitton SA	404,328	120,933,307
Michelin CGDE Series B	248,331	38,169,640
Natixis SA	1,370,441	11,739,600
Orange SA	2,893,530	48,953,156
Pernod Ricard SA	307,894	50,456,591
Peugeot Citroen SA	852,934	19,245,502
Publicis Groupe SA	300,570	22,605,588
Remy Cointreau SA	32,913	4,474,651
Renault SA	278,662	30,226,424
Rexel SA	437,418	7,682,384
Safran SA	483,752	53,377,091
Sanofi SA	1,648,618	130,158,196
Schneider Electric SA	821,874	71,230,848
SCOR SE	251,701	10,671,254
SEB SA	32,537	6,637,603
Societe Generale Series A	1,112,834	63,230,838
Sodexo SA	46,656	5,729,042
Sodexo SA	84,696	10,394,341
SR Teleperformance SA	83,941	11,953,688
Suez Environnement SA	532,925	7,319,258
Thales SA	153,618	17,073,889
Total SA	3,483,254	198,123,205
Ubisoft Entertainment SA (a)	90,141	7,412,845
Unibail-Rodamco	144,763	33,682,552
Valeo SA	347,560	22,475,988
Veolia Environnement SA	695,272	16,886,846
VINCI SA	735,540	72,627,398
Vivendi SA	1,501,795	38,617,081
Wendel SA	40,490	7,017,433
Zodiac Aerospace	251,743	7,669,871

TOTAL FRANCE		2,147,071,743

Germany - 8.9%
adidas AG	273,034	60,494,498
Allianz SE	646,999	150,292,244
Axel Springer Verlag AG	69,934	6,297,197
BASF AG	1,331,858	139,138,623
Bayer AG	1,199,239	139,946,602
Bayerische Motoren Werke AG (BMW)	480,316	50,464,359
Beiersdorf AG	145,310	15,900,416
Brenntag AG	224,347	13,985,149
Commerzbank AG (a)	1,544,279	23,859,911
Continental AG	159,492	43,580,498
Covestro AG (c)	234,938	26,503,450
Daimler AG (Germany) (b)	1,395,893	119,190,613
Deutsche Bank AG	2,997,099	47,774,873
Deutsche Borse AG	279,899	37,218,658
Deutsche Lufthansa AG	342,248	11,427,683
Deutsche Post AG	1,407,464	64,210,273
Deutsche Telekom AG	4,833,541	77,658,999
Deutsche Wohnen AG (Bearer)	514,121	21,201,573
Drillisch AG	76,772	5,902,029
E.ON AG	3,189,910	32,344,060
Evonik Industries AG	235,752	8,680,401
Fraport AG Frankfurt Airport Services Worldwide	60,614	6,185,175
Fresenius Medical Care AG & Co. KGaA	312,404	32,960,264
Fresenius SE & Co. KGaA	603,098	49,003,351
GEA Group AG	265,944	12,571,419
Hannover Reuck SE	87,099	11,847,108
HeidelbergCement Finance AG	215,760	21,651,284
Henkel AG & Co. KGaA	150,659	18,113,470
Hochtief AG (b)	27,660	4,646,170
Hugo Boss AG	91,626	8,155,596
Infineon Technologies AG	1,647,958	44,598,341
Innogy SE (c)	201,201	8,024,510
K&S AG	277,847	7,737,427
KION Group AG	102,206	8,716,941
Lanxess AG	133,212	11,053,423
Linde AG (a)	28,948	6,423,530
Linde AG	240,387	50,525,611
MAN SE	51,418	5,863,201
Merck KGaA	187,492	18,683,707
Metro Wholesale & Food Specialist AG (b)	261,428	5,098,699
MTU Aero Engines Holdings AG	75,604	12,625,267
Muenchener Rueckversicherungs AG	224,857	50,280,299
OSRAM Licht AG	144,771	11,430,563
ProSiebenSat.1 Media AG	338,599	13,391,431
RWE AG	752,719	14,961,253
SAP SE	1,425,225	148,735,672
Schaeffler AG	240,463	3,894,965
Siemens AG	1,109,287	145,361,916
Symrise AG	179,232	14,535,677
Telefonica Deutschland Holding AG	1,083,778	4,988,109
Thyssenkrupp AG	631,457	17,097,093
TUI AG	269,735	5,696,355
TUI AG (GB)	369,830	7,816,811
Uniper SE	290,517	8,822,085
United Internet AG	178,801	12,120,562
Volkswagen AG	46,731	9,283,136
Vonovia SE	703,126	32,055,050
Wirecard AG	170,265	20,259,657
Zalando SE (a)(b)	160,683	9,144,558

TOTAL GERMANY		1,970,431,795

Hong Kong - 2.4%
AIA Group Ltd.	17,510,200	145,310,020
Bank of East Asia Ltd.	1,797,249	7,892,273
BOC Hong Kong (Holdings) Ltd.	5,366,066	26,967,102
CLP Holdings Ltd.	2,381,657	24,089,016
Galaxy Entertainment Group Ltd.	3,434,000	29,791,944
Hang Lung Group Ltd.	1,293,000	4,366,184
Hang Lung Properties Ltd.	2,934,423	6,974,634
Hang Seng Bank Ltd.	1,108,801	27,490,509
Henderson Land Development Co. Ltd.	1,747,407	11,289,624
Hong Kong & China Gas Co. Ltd.	12,177,384	24,029,217
Hong Kong Exchanges and Clearing Ltd.	1,708,106	61,187,852
Hysan Development Co. Ltd.	915,677	5,291,907
Link (REIT)	3,188,808	27,108,032
MTR Corp. Ltd.	2,168,327	11,443,926
New World Development Co. Ltd.	8,581,786	12,979,006
PCCW Ltd.	6,217,863	3,532,701
Power Assets Holdings Ltd.	2,017,176	17,113,936
Sino Land Ltd.	4,574,470	8,058,280
SJM Holdings Ltd.	2,898,000	2,760,488
Sun Hung Kai Properties Ltd.	2,097,676	34,798,311
Swire Pacific Ltd. (A Shares)	723,384	7,271,679
Swire Properties Ltd.	1,696,200	5,779,766
Techtronic Industries Co. Ltd.	2,001,500	12,557,401
Wharf Holdings Ltd.	1,750,585	6,503,968
Wheelock and Co. Ltd.	1,190,000	8,626,147

TOTAL HONG KONG		533,213,923

Ireland - 0.6%
AIB Group PLC	1,172,956	7,771,715
Bank Ireland Group PLC	1,330,602	12,430,698
CRH PLC	1,215,046	39,928,619
DCC PLC (United Kingdom)	129,567	11,791,963
James Hardie Industries PLC CDI	641,938	11,269,182
Kerry Group PLC Class A	229,449	22,888,827
Paddy Power Betfair PLC (Ireland)	116,294	13,495,784
Ryanair Holdings PLC (a)	243,332	4,794,587

TOTAL IRELAND		124,371,375

Isle of Man - 0.0%
Genting Singapore PLC	8,724,759	7,580,014
Israel - 0.5%
Azrieli Group	61,843	3,053,163
Bank Hapoalim BM (Reg.)	1,554,784	11,131,625
Bank Leumi le-Israel BM	2,106,767	12,769,570
Bezeq The Israel Telecommunication Corp. Ltd.	2,977,841	4,563,708
Check Point Software Technologies Ltd. (a)(b)	189,657	19,703,466
Elbit Systems Ltd. (Israel)	34,136	4,876,221
Frutarom Industries Ltd.	55,821	5,136,139
Israel Chemicals Ltd.	1,013,704	4,348,797
Mizrahi Tefahot Bank Ltd.	200,430	3,712,552
NICE Systems Ltd.	79,089	7,709,122
NICE Systems Ltd. sponsored ADR	8,453	816,475
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,325,058	24,805,086

TOTAL ISRAEL		102,625,924

Italy - 1.9%
Assicurazioni Generali SpA	1,812,098	33,899,510
Atlantia SpA	658,524	20,228,889
Davide Campari-Milano SpA	846,156	6,056,251
Enel SpA	11,791,605	68,447,515
Eni SpA	3,687,391	61,228,657
Intesa Sanpaolo SpA	19,525,999	73,257,578
Intesa Sanpaolo SpA (Risparmio Shares)	1,372,189	5,445,191
Leonardo SpA	583,444	6,245,553
Luxottica Group SpA	246,485	14,782,322
Mediobanca SpA	893,097	10,657,085
Poste Italiane SpA (c)	755,662	6,487,993
Prysmian SpA	297,293	9,335,862
Recordati SpA	152,346	5,446,251
Snam Rete Gas SpA	3,304,042	14,790,746
Telecom Italia SpA (a)	16,374,682	14,696,094
Terna SpA	2,048,515	11,354,624
UniCredit SpA	2,904,914	61,263,716
Unipolsai SpA	1,418,417	3,401,875

TOTAL ITALY		427,025,712

Japan - 24.3%
ABC-MART, Inc.	47,300	2,998,341
ACOM Co. Ltd. (a)	583,200	2,626,991
AEON Co. Ltd.	887,400	14,950,513
AEON Financial Service Co. Ltd.	164,700	3,827,311
AEON MALL Co. Ltd.	166,840	3,471,218
Air Water, Inc.	214,400	4,236,397
Aisin Seiki Co. Ltd.	256,700	14,939,167
Ajinomoto Co., Inc.	789,566	14,407,003
Alfresa Holdings Corp.	271,300	6,064,324
All Nippon Airways Ltd.	167,000	6,688,185
Alps Electric Co. Ltd.	286,200	7,802,004
Amada Holdings Co. Ltd.	494,500	6,584,457
Aozora Bank Ltd.	171,900	7,014,394
Asahi Glass Co. Ltd.	290,635	12,003,344
Asahi Group Holdings	561,203	28,697,263
Asahi Kasei Corp.	1,831,127	23,465,874
Asics Corp.	233,000	3,682,601
Astellas Pharma, Inc.	3,000,300	44,077,271
Bandai Namco Holdings, Inc.	289,150	9,337,322
Bank of Kyoto Ltd.	88,400	4,882,593
Benesse Holdings, Inc.	104,400	3,737,078
Bridgestone Corp.	943,379	41,876,207
Brother Industries Ltd.	341,000	8,480,481
Calbee, Inc.	114,900	3,826,091
Canon, Inc.	1,548,044	58,994,130
Casio Computer Co. Ltd.	282,800	4,157,124
Central Japan Railway Co.	209,000	38,819,212
Chiba Bank Ltd.	1,010,674	8,295,505
Chubu Electric Power Co., Inc.	936,264	12,720,562
Chugai Pharmaceutical Co. Ltd.	325,325	16,767,330
Chugoku Electric Power Co., Inc.	399,000	4,656,047
Coca-Cola West Co. Ltd.	178,600	6,761,329
Concordia Financial Group Ltd.	1,781,384	10,309,660
Credit Saison Co. Ltd.	226,552	3,888,846
CYBERDYNE, Inc. (a)(b)	142,500	2,119,964
Dai Nippon Printing Co. Ltd.	374,221	7,817,971
Dai-ichi Mutual Life Insurance Co.	1,564,100	30,626,839
Daicel Chemical Industries Ltd.	407,300	4,640,521
Daifuku Co. Ltd.	142,700	9,309,567
Daiichi Sankyo Kabushiki Kaisha	822,670	29,133,683
Daikin Industries Ltd.	361,394	42,458,905
Dainippon Sumitomo Pharma Co. Ltd.	230,900	3,513,078
Daito Trust Construction Co. Ltd.	100,463	16,637,691
Daiwa House Industry Co. Ltd.	821,384	30,430,850
Daiwa House REIT Investment Corp.	2,092	5,015,830
Daiwa Securities Group, Inc.	2,343,985	15,582,406
DeNA Co. Ltd.	153,600	2,796,540
DENSO Corp.	691,038	40,334,393
Dentsu, Inc.	314,100	14,425,722
Disco Corp.	41,400	9,649,643
Don Quijote Holdings Co. Ltd.	171,200	9,588,763
East Japan Railway Co.	475,300	44,588,844
Eisai Co. Ltd.	387,178	20,493,875
Electric Power Development Co. Ltd.	211,480	5,362,350
FamilyMart Co. Ltd.	118,800	8,959,100
Fanuc Corp.	281,172	71,050,022
Fast Retailing Co. Ltd.	76,900	30,319,426
Fuji Electric Co. Ltd.	810,153	6,130,593
Fujifilm Holdings Corp.	597,205	24,886,868
Fujitsu Ltd.	2,854,075	17,031,977
Fukuoka Financial Group, Inc.	1,124,300	5,728,792
Hakuhodo DY Holdings, Inc.	339,600	4,902,675
Hamamatsu Photonics K.K.	205,400	8,167,914
Hankyu Hanshin Holdings, Inc.	351,000	13,077,689
Hikari Tsushin, Inc.	30,800	4,428,070
Hino Motors Ltd.	373,800	4,905,401
Hirose Electric Co. Ltd.	46,612	6,927,520
Hisamitsu Pharmaceutical Co., Inc.	89,400	6,414,615
Hitachi Chemical Co. Ltd.	149,400	3,318,190
Hitachi Construction Machinery Co. Ltd.	156,300	6,621,623
Hitachi High-Technologies Corp.	99,200	4,814,042
Hitachi Ltd.	7,011,271	53,019,968
Hitachi Metals Ltd.	311,000	3,957,790
Honda Motor Co. Ltd.	2,495,560	90,245,141
Hoshizaki Corp.	78,900	7,110,215
Hoya Corp.	559,416	29,411,403
Hulic Co. Ltd.	431,100	4,789,133
Idemitsu Kosan Co. Ltd.	196,300	7,454,777
IHI Corp.	224,218	7,592,315
Iida Group Holdings Co. Ltd.	212,800	4,002,452
INPEX Corp.	1,379,500	16,507,409
Isetan Mitsukoshi Holdings Ltd.	490,887	5,759,368
Isuzu Motors Ltd.	802,000	12,547,223
Itochu Corp.	2,169,386	41,701,153
J. Front Retailing Co. Ltd.	355,000	6,424,777
Japan Airlines Co. Ltd.	168,100	6,406,656
Japan Airport Terminal Co. Ltd.	67,600	2,547,531
Japan Exchange Group, Inc.	758,700	13,050,293
Japan Post Bank Co. Ltd.	585,300	7,981,099
Japan Post Holdings Co. Ltd.	2,283,800	27,519,475
Japan Prime Realty Investment Corp.	1,211	4,168,212
Japan Real Estate Investment Corp.	1,795	9,273,704
Japan Retail Fund Investment Corp.	3,866	7,427,075
Japan Tobacco, Inc.	1,595,500	45,275,702
JFE Holdings, Inc.	756,675	17,395,198
JGC Corp.	301,517	6,883,785
JSR Corp.	277,216	6,669,564
JTEKT Corp.	321,500	4,943,275
JX Holdings, Inc.	4,474,000	26,836,598
Kajima Corp.	1,306,317	12,437,359
Kakaku.com, Inc.	202,400	3,422,780
Kamigumi Co. Ltd.	168,831	3,689,955
Kaneka Corp.	401,559	4,065,450
Kansai Electric Power Co., Inc.	1,023,436	12,430,926
Kansai Paint Co. Ltd.	295,400	7,414,700
Kao Corp.	717,450	52,370,180
Kawasaki Heavy Industries Ltd.	216,794	7,855,787
KDDI Corp.	2,626,700	64,504,620
Keihan Electric Railway Co., Ltd.	140,100	4,375,859
Keihin Electric Express Railway Co. Ltd.	338,030	6,032,892
Keio Corp.	167,482	7,313,267
Keisei Electric Railway Co.	200,400	6,531,389
Keyence Corp.	141,124	85,464,774
Kikkoman Corp.	212,649	8,422,559
Kintetsu Group Holdings Co. Ltd.	261,410	10,029,645
Kirin Holdings Co. Ltd.	1,259,356	32,499,788
Kobe Steel Ltd. (a)	447,300	4,911,132
Koito Manufacturing Co. Ltd.	163,800	11,302,117
Komatsu Ltd.	1,339,245	48,561,193
Konami Holdings Corp.	135,200	7,120,179
Konica Minolta, Inc.	687,300	6,311,536
Kose Corp.	43,900	8,166,548
Kubota Corp.	1,530,164	27,689,439
Kuraray Co. Ltd.	513,686	8,927,426
Kurita Water Industries Ltd.	144,500	4,416,733
Kyocera Corp.	465,704	27,466,832
Kyowa Hakko Kirin Co., Ltd.	375,689	7,875,434
Kyushu Electric Power Co., Inc.	620,370	6,940,434
Kyushu Financial Group, Inc.	506,800	2,813,321
Kyushu Railway Co.	232,000	7,127,836
Lawson, Inc.	73,316	4,786,316
LINE Corp. (a)	64,600	2,608,276
Lion Corp.	323,600	6,049,063
LIXIL Group Corp.	384,059	9,365,769
M3, Inc.	306,200	11,871,122
Mabuchi Motor Co. Ltd.	70,842	3,619,711
Makita Corp.	325,400	15,393,547
Marubeni Corp.	2,392,344	18,227,923
Marui Group Co. Ltd.	288,949	5,534,845
Maruichi Steel Tube Ltd.	81,400	2,551,027
Mazda Motor Corp.	826,700	11,455,142
McDonald's Holdings Co. (Japan) Ltd.	96,900	4,323,575
Mebuki Financial Group, Inc.	1,448,510	5,806,628
Medipal Holdings Corp.	247,100	5,025,998
Meiji Holdings Co. Ltd.	177,658	12,962,811
Minebea Mitsumi, Inc.	558,900	12,641,234
Misumi Group, Inc.	412,100	11,847,358
Mitsubishi Chemical Holdings Corp.	2,075,675	20,941,256
Mitsubishi Corp.	2,190,202	61,358,962
Mitsubishi Electric Corp.	2,802,806	47,276,328
Mitsubishi Estate Co. Ltd.	1,815,523	31,643,417
Mitsubishi Gas Chemical Co., Inc.	259,433	6,416,608
Mitsubishi Heavy Industries Ltd.	464,825	18,916,156
Mitsubishi Materials Corp.	161,493	5,040,656
Mitsubishi Motors Corp. of Japan	973,000	7,638,288
Mitsubishi Tanabe Pharma Corp.	326,600	6,956,676
Mitsubishi UFJ Financial Group, Inc.	17,293,030	121,805,974
Mitsubishi UFJ Lease & Finance Co. Ltd.	651,300	4,121,720
Mitsui & Co. Ltd.	2,473,923	44,837,213
Mitsui Chemicals, Inc.	266,236	8,078,744
Mitsui Fudosan Co. Ltd.	1,294,077	30,958,372
Mitsui OSK Lines Ltd.	165,028	5,142,189
mixi, Inc.	63,000	2,541,196
Mizuho Financial Group, Inc.	34,986,000	64,603,672
MS&AD Insurance Group Holdings, Inc.	688,584	21,249,236
Murata Manufacturing Co. Ltd.	277,754	38,686,598
Nabtesco Corp.	162,400	6,972,463
Nagoya Railroad Co. Ltd.	265,500	6,771,063
NEC Corp.	378,554	11,486,940
New Hampshire Foods Ltd.	264,740	5,930,972
Nexon Co. Ltd. (a)	289,300	10,424,185
NGK Insulators Ltd.	380,009	7,047,002
NGK Spark Plug Co. Ltd.	230,900	5,832,463
Nidec Corp.	345,884	55,234,339
Nikon Corp.	492,438	10,001,800
Nintendo Co. Ltd.	164,396	74,941,520
Nippon Building Fund, Inc.	1,938	10,528,188
Nippon Electric Glass Co. Ltd.	123,300	3,724,464
Nippon Express Co. Ltd.	115,454	7,719,477
Nippon Paint Holdings Co. Ltd.	235,300	8,527,710
Nippon Prologis REIT, Inc.	2,674	6,034,701
Nippon Steel & Sumitomo Metal Corp.	1,101,663	26,045,881
Nippon Telegraph & Telephone Corp.	1,003,300	46,599,882
Nippon Yusen KK (a)	235,457	5,087,032
Nissan Chemical Industries Co. Ltd.	174,100	6,874,974
Nissan Motor Co. Ltd.	3,365,348	35,271,366
Nisshin Seifun Group, Inc.	286,523	5,657,885
Nissin Food Holdings Co. Ltd.	84,923	5,778,376
Nitori Holdings Co. Ltd.	116,200	19,500,121
Nitto Denko Corp.	239,494	19,662,650
NKSJ Holdings, Inc.	512,203	19,589,664
NOK Corp.	138,800	2,958,342
Nomura Holdings, Inc.	5,267,847	32,067,357
Nomura Real Estate Holdings, Inc.	179,400	4,309,607
Nomura Real Estate Master Fund, Inc.	5,465	7,485,467
Nomura Research Institute Ltd.	190,555	8,534,477
NSK Ltd.	556,276	8,252,548
NTT Data Corp.	910,200	9,407,189
NTT DOCOMO, Inc.	1,979,600	50,642,770
Obayashi Corp.	945,304	10,667,543
OBIC Co. Ltd.	93,500	7,759,037
Odakyu Electric Railway Co. Ltd.	429,800	8,727,294
Oji Holdings Corp.	1,243,352	8,102,653
Olympus Corp.	422,829	16,910,784
OMRON Corp.	279,460	16,446,893
Ono Pharmaceutical Co. Ltd.	591,100	17,214,359
Oracle Corp. Japan	55,100	4,256,711
Oriental Land Co. Ltd.	316,424	30,747,028
ORIX Corp.	1,920,680	34,004,871
Osaka Gas Co. Ltd.	545,705	10,762,989
Otsuka Corp.	76,100	7,054,205
Otsuka Holdings Co. Ltd.	566,400	28,403,374
Panasonic Corp.	3,201,273	49,830,846
Park24 Co. Ltd.	159,500	3,833,924
Pola Orbis Holdings, Inc.	133,100	5,580,103
Rakuten, Inc.	1,356,000	12,329,516
Recruit Holdings Co. Ltd.	1,598,600	38,658,077
Renesas Electronics Corp. (a)	969,300	11,084,684
Resona Holdings, Inc.	3,204,300	18,152,725
Ricoh Co. Ltd.	1,021,670	10,966,908
Rinnai Corp.	48,500	4,335,525
ROHM Co. Ltd.	137,244	14,415,219
Ryohin Keikaku Co. Ltd.	34,700	11,882,162
Sankyo Co. Ltd. (Gunma)	65,300	2,341,025
Santen Pharmaceutical Co. Ltd.	528,100	8,407,120
SBI Holdings, Inc. Japan	291,560	6,662,592
Secom Co. Ltd.	304,667	21,789,429
Sega Sammy Holdings, Inc.	252,900	3,668,819
Seibu Holdings, Inc.	320,500	5,447,722
Seiko Epson Corp.	403,200	7,694,430
Sekisui Chemical Co. Ltd.	582,193	10,907,597
Sekisui House Ltd.	851,067	14,841,791
Seven & i Holdings Co. Ltd.	1,092,800	45,615,409
Seven Bank Ltd.	853,900	2,930,966
Sharp Corp. (a)(b)	216,700	7,527,531
Shimadzu Corp.	362,800	9,293,300
Shimamura Co. Ltd.	32,100	3,816,562
SHIMANO, Inc.	107,700	15,543,278
SHIMIZU Corp.	799,416	7,415,632
Shin-Etsu Chemical Co. Ltd.	564,062	59,263,378
Shinsei Bank Ltd.	239,800	3,765,772
Shionogi & Co. Ltd.	429,891	22,377,249
Shiseido Co. Ltd.	550,950	33,041,134
Shizuoka Bank Ltd.	744,274	7,483,816
Showa Shell Sekiyu K.K.	275,500	3,537,277
SMC Corp.	83,071	34,622,081
SoftBank Corp.	1,197,230	98,648,005
Sohgo Security Services Co., Ltd.	103,400	4,861,872
Sony Corp.	1,833,985	92,414,799
Sony Financial Holdings, Inc.	253,000	4,663,907
Stanley Electric Co. Ltd.	203,125	7,918,618
Start Today Co. Ltd.	269,800	6,968,963
Subaru Corp.	892,400	31,298,036
Sumco Corp.	338,200	8,946,761
Sumitomo Chemical Co. Ltd.	2,284,334	14,084,458
Sumitomo Corp.	1,722,442	30,215,004
Sumitomo Electric Industries Ltd.	1,093,906	17,255,474
Sumitomo Heavy Industries Ltd.	169,364	6,597,750
Sumitomo Metal Mining Co. Ltd.	358,332	16,640,257
Sumitomo Mitsui Financial Group, Inc.	1,949,000	84,239,011
Sumitomo Mitsui Trust Holdings, Inc.	481,672	19,343,022
Sumitomo Realty & Development Co. Ltd.	518,000	18,760,757
Sumitomo Rubber Industries Ltd.	254,900	4,858,630
Sundrug Co. Ltd.	108,000	4,979,872
Suntory Beverage & Food Ltd.	200,700	9,312,586
Suzuken Co. Ltd.	103,616	4,218,525
Suzuki Motor Corp.	498,600	28,443,083
Sysmex Corp.	227,200	18,779,837
T&D Holdings, Inc.	761,900	12,493,513
Taiheiyo Cement Corp.	175,000	6,485,433
Taisei Corp.	294,118	14,906,731
Taisho Pharmaceutical Holdings Co. Ltd.	45,957	4,170,068
Taiyo Nippon Sanso Corp.	190,200	2,764,456
Takashimaya Co. Ltd.	435,000	4,410,936
Takeda Pharmaceutical Co. Ltd.	1,032,642	58,551,539
TDK Corp.	188,025	17,014,959
Teijin Ltd.	271,668	5,335,333
Temp Holdings Co., Ltd.	258,500	6,617,975
Terumo Corp.	468,224	25,110,641
The Hachijuni Bank Ltd.	588,800	3,531,495
The Suruga Bank Ltd.	254,800	4,161,493
THK Co. Ltd.	174,700	7,539,925
Tobu Railway Co. Ltd.	282,159	8,688,299
Toho Co. Ltd.	164,454	5,319,638
Toho Gas Co. Ltd.	107,500	3,140,526
Tohoku Electric Power Co., Inc.	654,690	8,555,759
Tokio Marine Holdings, Inc.	976,600	44,739,620
Tokyo Electric Power Co., Inc. (a)	2,093,318	8,008,211
Tokyo Electron Ltd.	227,618	44,477,210
Tokyo Gas Co. Ltd.	565,679	14,134,095
Tokyo Tatemono Co. Ltd.	299,800	4,631,103
Tokyu Corp.	772,277	12,312,971
Tokyu Fudosan Holdings Corp.	746,700	5,493,663
Toppan Printing Co. Ltd.	762,013	6,509,739
Toray Industries, Inc.	2,129,683	21,510,435
Toshiba Corp. (a)	9,456,880	28,053,449
Tosoh Corp.	422,000	8,723,971
Toto Ltd.	206,092	10,831,543
Toyo Seikan Group Holdings Ltd.	238,200	3,526,787
Toyo Suisan Kaisha Ltd.	129,400	5,044,722
Toyoda Gosei Co. Ltd.	95,400	2,309,789
Toyota Industries Corp.	236,586	14,828,233
Toyota Motor Corp.	3,785,463	255,076,305
Toyota Tsusho Corp.	308,500	11,422,276
Trend Micro, Inc.	172,000	9,701,242
Tsuruha Holdings, Inc.	53,300	7,717,335
Unicharm Corp.	585,940	16,357,715
United Urban Investment Corp.	4,440	7,006,955
USS Co. Ltd.	319,000	6,547,677
West Japan Railway Co.	239,000	16,570,735
Yahoo! Japan Corp. (b)	2,053,100	9,475,577
Yakult Honsha Co. Ltd.	127,266	9,107,251
Yamada Denki Co. Ltd. (b)	905,950	5,717,752
Yamaguchi Financial Group, Inc.	287,000	3,464,312
Yamaha Corp.	241,943	10,688,768
Yamaha Motor Co. Ltd.	407,000	12,870,763
Yamato Holdings Co. Ltd.	508,532	12,659,722
Yamazaki Baking Co. Ltd.	189,400	3,685,836
Yaskawa Electric Corp.	367,700	16,912,946
Yokogawa Electric Corp.	330,100	6,654,421
Yokohama Rubber Co. Ltd.	170,400	4,184,861

TOTAL JAPAN		5,353,165,265

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	962,674	32,687,414
Eurofins Scientific SA	16,512	9,306,537
Millicom International Cellular SA (depository receipt)	95,431	6,347,941
RTL Group SA	56,493	4,947,246
SES SA (France) (depositary receipt)	527,216	8,406,406
Tenaris SA	687,854	11,870,824

TOTAL LUXEMBOURG		73,566,368

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	71
Mauritius - 0.0%
Golden Agri-Resources Ltd.	10,206,280	2,763,036
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	3,852,000	3,611,922
HKT Trust/HKT Ltd. unit	5,502,760	6,961,158

TOTAL MULTI-NATIONAL		10,573,080

Netherlands - 4.5%
ABN AMRO Group NV GDR	613,361	19,083,895
AEGON NV	2,581,846	17,924,605
AerCap Holdings NV (a)	198,234	9,834,389
Airbus Group NV	842,410	100,834,403
Akzo Nobel NV	365,124	35,569,754
Altice NV:
Class A (a)(b)	688,602	6,568,649
Class B (a)	93,528	889,846
ASML Holding NV (Netherlands)	563,104	109,818,594
CNH Industrial NV	1,483,132	19,958,435
EXOR NV	157,909	11,458,477
Ferrari NV	178,084	22,068,452
Fiat Chrysler Automobiles NV	1,560,519	32,939,541
Heineken Holding NV	166,845	16,596,293
Heineken NV (Bearer)	375,625	39,005,140
ING Groep NV (Certificaten Van Aandelen)	5,634,525	98,874,564
Koninklijke Ahold Delhaize NV	1,857,589	41,706,639
Koninklijke Boskalis Westminster NV	130,440	4,909,223
Koninklijke DSM NV	262,908	27,152,926
Koninklijke KPN NV	4,865,511	15,225,614
Koninklijke Philips Electronics NV	1,364,095	51,986,919
NN Group NV	444,413	19,812,340
NXP Semiconductors NV (a)	493,189	61,480,941
QIAGEN NV (Germany)	316,462	10,591,997
Randstad Holding NV	172,894	12,319,814
RELX NV	1,398,813	28,693,468
STMicroelectronics NV (France)	924,454	21,024,207
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,360,511	123,540,056
Vopak NV	101,732	4,785,714
Wolters Kluwer NV	430,120	21,787,267

TOTAL NETHERLANDS		986,442,162

New Zealand - 0.2%
Auckland International Airport Ltd.	1,382,859	6,432,701
Fisher & Paykel Healthcare Corp.	824,166	8,202,562
Fletcher Building Ltd.	1,005,484	4,720,759
Mercury Nz Ltd.	995,996	2,277,050
Meridian Energy Ltd.	1,868,984	3,774,152
Ryman Healthcare Group Ltd.	585,495	4,509,726
Spark New Zealand Ltd.	2,667,188	6,453,597

TOTAL NEW ZEALAND		36,370,547

Norway - 0.7%
DNB ASA	1,416,395	27,783,071
Gjensidige Forsikring ASA	289,019	5,273,652
Marine Harvest ASA (b)	606,095	11,674,974
Norsk Hydro ASA	1,949,907	13,101,436
Orkla ASA	1,186,379	13,007,723
Schibsted ASA (B Shares)	140,999	3,425,319
Statoil ASA	1,676,412	38,157,683
Telenor ASA	1,088,353	24,424,242
Yara International ASA	258,385	11,417,307

TOTAL NORWAY		148,265,407

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,992,787	11,515,392
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	32
Energias de Portugal SA	3,461,710	11,571,568
Galp Energia SGPS SA Class B	729,083	13,131,622
Jeronimo Martins SGPS SA	364,646	7,563,884

TOTAL PORTUGAL		32,267,106

Singapore - 1.3%
Ascendas Real Estate Investment Trust	3,619,183	7,207,548
CapitaCommercial Trust (REIT)	3,670,753	4,767,006
CapitaLand Ltd.	3,701,937	10,066,559
CapitaMall Trust	3,592,500	5,467,711
City Developments Ltd.	591,500	5,655,579
ComfortDelgro Corp. Ltd.	3,131,584	4,774,998
DBS Group Holdings Ltd.	2,603,208	55,945,007
Hutchison Port Holdings Trust	7,547,300	2,736,687
Jardine Cycle & Carriage Ltd.	143,530	3,999,840
Keppel Corp. Ltd.	2,113,200	12,653,633
Oversea-Chinese Banking Corp. Ltd.	4,563,886	44,660,615
Sembcorp Industries Ltd.	1,430,530	3,421,329
Singapore Airlines Ltd.	778,925	6,490,324
Singapore Airport Terminal Service Ltd.	975,400	3,814,926
Singapore Exchange Ltd.	1,158,600	6,565,073
Singapore Press Holdings Ltd.	2,320,321	4,533,238
Singapore Technologies Engineering Ltd.	2,266,761	5,808,192
Singapore Telecommunications Ltd.	11,852,327	30,084,544
StarHub Ltd.	876,200	1,646,214
Suntec (REIT)	3,642,100	5,408,476
United Overseas Bank Ltd.	1,940,460	40,646,672
UOL Group Ltd.	727,450	4,640,998
Wilmar International Ltd.	2,327,200	5,637,100
Yangzijiang Shipbuilding Holdings Ltd.	3,432,700	3,873,765

TOTAL SINGAPORE		280,506,034

Spain - 3.2%
Abertis Infraestructuras SA	1,005,102	23,984,931
ACS Actividades de Construccion y Servicios SA	347,967	11,927,898
Aena Sme SA	97,865	19,875,695
Amadeus IT Holding SA Class A	636,409	46,722,490
Banco Bilbao Vizcaya Argentaria SA	9,670,887	80,458,426
Banco de Sabadell SA	7,760,659	16,212,446
Banco Santander SA (Spain)	23,400,699	160,401,765
Bankia SA	1,781,121	8,469,730
Bankinter SA	973,459	10,699,096
CaixaBank SA	5,206,069	25,276,781
Enagas SA	328,557	8,545,577
Endesa SA	458,382	9,622,612
Ferrovial SA	705,953	15,234,156
Gamesa Corporacion Tecnologica SA (b)	344,230	5,447,236
Gas Natural SDG SA	509,512	11,657,135
Grifols SA	433,485	11,851,988
Iberdrola SA	8,422,956	61,987,249
Inditex SA	1,581,649	47,886,269
International Consolidated Airlines Group SA	143,034	1,203,638
International Consolidated Airlines Group SA CDI	740,550	6,207,950
MAPFRE SA (Reg.)	1,574,960	5,284,732
Red Electrica Corporacion SA	629,428	12,246,667
Repsol SA	1,817,073	32,284,753
Telefonica SA	6,776,442	65,771,609

TOTAL SPAIN		699,260,829

Sweden - 2.6%
Alfa Laval AB	423,805	10,180,340
ASSA ABLOY AB (B Shares)	1,453,305	32,457,787
Atlas Copco AB:
(A Shares)	973,477	41,409,006
(B Shares)	565,920	21,395,291
Boliden AB	396,096	14,005,108
Electrolux AB (B Shares)	349,988	11,490,105
Essity AB Class B	878,959	24,056,915
Getinge AB (B Shares)	330,509	4,160,993
H&M Hennes & Mauritz AB (B Shares) (b)	1,376,792	22,717,293
Hexagon AB (B Shares)	374,927	21,919,216
Husqvarna AB (B Shares)	601,141	6,415,256
ICA Gruppen AB (b)	118,036	4,210,950
Industrivarden AB (C Shares)	241,249	5,755,067
Investor AB (B Shares)	660,141	29,652,342
Kinnevik AB (B Shares)	340,844	12,439,704
Lundbergfoeretagen AB	55,556	4,145,226
Lundin Petroleum AB	270,128	6,307,486
Nordea Bank AB	4,405,514	49,992,636
Sandvik AB	1,637,105	30,306,885
Securitas AB (B Shares)	451,730	7,761,227
Skandinaviska Enskilda Banken AB (A Shares)	2,204,307	25,870,745
Skanska AB (B Shares)	491,101	9,766,582
SKF AB (B Shares)	549,643	11,488,039
Svenska Handelsbanken AB (A Shares)	2,215,283	30,309,273
Swedbank AB (A Shares)	1,313,606	32,971,887
Swedish Match Co. AB	262,547	11,152,274
Tele2 AB (B Shares)	523,429	6,190,876
Telefonaktiebolaget LM Ericsson (B Shares)	4,456,013	29,809,052
TeliaSonera AB	4,086,180	19,300,961
Volvo AB (B Shares)	2,266,903	42,622,133

TOTAL SWEDEN		580,260,655

Switzerland - 7.8%
ABB Ltd. (Reg.)	2,672,450	64,669,969
Adecco SA (Reg.)	235,453	18,914,259
Baloise Holdings AG	70,482	11,088,312
Barry Callebaut AG	3,197	6,308,806
Clariant AG (Reg.)	335,332	8,368,201
Coca-Cola HBC AG	263,439	8,612,384
Compagnie Financiere Richemont SA Series A	756,793	66,363,597
Credit Suisse Group AG	3,521,414	64,801,704
Dufry AG(a)	50,726	7,276,909
Ems-Chemie Holding AG	11,811	7,528,842
Galenica AG	70,326	9,877,328
Geberit AG (Reg.)	53,715	24,250,077
Givaudan SA	13,390	30,447,155
Julius Baer Group Ltd.	324,755	21,093,822
Kuehne & Nagel International AG	78,595	12,823,852
Lafargeholcim Ltd. (Reg.)	659,938	38,468,092
Lindt & Spruengli AG	148	10,668,385
Lindt & Spruengli AG (participation certificate)	1,523	9,111,850
Lonza Group AG	108,058	27,377,528
Nestle SA (Reg. S)	4,512,869	358,552,244
Novartis AG	3,225,731	269,096,417
Pargesa Holding SA	56,049	4,947,975
Partners Group Holding AG	25,207	18,269,568
Roche Holding AG (participation certificate)	1,018,836	235,330,740
Schindler Holding AG:
(participation certificate)	59,126	13,814,966
(Reg.)	29,070	6,562,229
SGS SA (Reg.)	7,742	19,648,664
Sika AG	3,120	25,585,086
Sonova Holding AG Class B	76,026	11,883,318
Straumann Holding AG	14,901	10,037,828
Swatch Group AG (Bearer)	44,778	18,873,437
Swatch Group AG (Bearer) (Reg.)	80,169	6,406,213
Swiss Life Holding AG	47,230	17,055,851
Swiss Prime Site AG	103,214	9,628,055
Swiss Re Ltd.	456,099	46,405,623
Swisscom AG	37,589	20,296,591
UBS Group AG	5,307,868	100,583,468
Zurich Insurance Group AG	219,517	72,176,166

TOTAL SWITZERLAND		1,713,205,511

United Kingdom - 15.5%
3i Group PLC	1,410,651	18,145,242
Admiral Group PLC	289,849	7,342,768
Anglo American PLC (United Kingdom) (b)	1,934,102	46,841,287
Antofagasta PLC	570,229	6,779,150
Ashtead Group PLC	723,537	20,854,280
Associated British Foods PLC	516,659	18,625,523
AstraZeneca PLC (United Kingdom)	1,835,782	120,156,086
Auto Trader Group PLC (c)	1,388,068	6,960,918
Aviva PLC	5,818,157	40,304,029
Babcock International Group PLC	366,615	3,273,006
BAE Systems PLC	4,619,012	36,660,907
Barclays PLC	24,716,765	71,916,853
Barratt Developments PLC	1,470,378	10,866,664
Berkeley Group Holdings PLC	186,886	9,890,364
BHP Billiton PLC	3,060,477	62,130,702
BP PLC	28,687,573	186,462,396
British American Tobacco PLC (United Kingdom)	3,326,106	196,315,095
British Land Co. PLC	1,383,061	11,900,919
BT Group PLC	12,224,597	40,343,468
Bunzl PLC	487,586	13,086,805
Burberry Group PLC	618,588	12,980,965
Capita Group PLC	949,634	2,291,411
Carnival PLC	268,467	17,669,503
Centrica PLC	8,125,706	15,942,375
Cobham PLC (a)	3,474,284	5,393,530
Coca-Cola European Partners PLC (b)	316,842	12,046,333
Compass Group PLC	2,294,892	48,755,461
ConvaTec Group PLC (c)	1,985,975	5,587,358
Croda International PLC	190,847	12,076,098
Diageo PLC	3,617,289	122,736,731
Direct Line Insurance Group PLC	1,984,768	10,438,216
easyJet PLC	228,304	5,242,000
Fresnillo PLC	319,138	5,332,033
G4S PLC (United Kingdom)	2,237,565	8,046,259
GKN PLC	2,494,779	15,022,053
GlaxoSmithKline PLC	7,132,580	127,913,833
Hammerson PLC	1,147,831	7,035,384
Hargreaves Lansdown PLC	376,395	8,903,107
HSBC Holdings PLC (United Kingdom)	28,995,377	285,148,676
IMI PLC	395,156	6,633,008
Imperial Tobacco Group PLC	1,383,526	49,673,205
InterContinental Hotel Group PLC	261,441	16,845,770
Intertek Group PLC	233,963	15,776,640
Investec PLC	965,895	8,378,348
ITV PLC	5,261,909	11,534,894
J Sainsbury PLC	2,375,052	8,442,720
John Wood Group PLC	978,147	8,147,020
Johnson Matthey PLC	281,428	12,094,063
Kingfisher PLC	3,147,559	15,491,641
Land Securities Group PLC	1,075,330	13,664,819
Legal & General Group PLC	8,644,990	31,143,035
Lloyds Banking Group PLC	104,361,038	98,603,656
London Stock Exchange Group PLC	452,547	24,985,829
Marks & Spencer Group PLC	2,346,547	9,502,625
Mediclinic International PLC (b)	537,156	4,359,588
Meggitt PLC	1,124,640	6,970,196
Merlin Entertainments PLC (c)	1,037,153	4,846,341
Micro Focus International PLC	631,368	17,813,941
Mondi PLC	533,101	13,867,782
National Grid PLC	4,904,558	49,636,210
Next PLC	212,362	14,162,391
Old Mutual PLC	7,154,271	24,988,804
Pearson PLC	1,172,481	11,807,569
Persimmon PLC	447,495	15,997,293
Prudential PLC	3,750,319	93,971,987
Reckitt Benckiser Group PLC	969,206	76,932,102
RELX PLC	1,540,458	31,584,629
Rio Tinto PLC	1,759,377	94,310,997
Rolls-Royce Holdings PLC	2,402,104	27,629,969
Royal Bank of Scotland Group PLC (a)	5,203,988	19,073,584
Royal Dutch Shell PLC:
Class A (United Kingdom)	6,589,181	208,093,840
Class B (United Kingdom)	5,432,683	172,320,451
Royal Mail PLC	1,310,691	10,095,744
RSA Insurance Group PLC	1,485,800	12,885,750
Sage Group PLC	1,568,456	14,872,221
Schroders PLC	179,192	8,449,617
Scottish & Southern Energy PLC	1,472,795	24,750,513
Segro PLC	1,457,504	11,440,868
Severn Trent PLC	342,262	8,015,601
SKY PLC	1,494,770	27,597,725
Smith & Nephew PLC	1,267,356	22,126,598
Smiths Group PLC	574,798	12,551,169
St. James's Place Capital PLC	769,508	12,163,450
Standard Chartered PLC (United Kingdom)	4,779,446	52,989,833
Standard Life PLC	3,886,410	19,631,741
Taylor Wimpey PLC	4,745,100	12,092,029
Tesco PLC	11,876,650	34,364,688
The Weir Group PLC	326,810	9,118,945
Travis Perkins PLC	363,969	6,406,634
Unilever PLC	1,799,496	92,526,808
United Utilities Group PLC	984,654	9,016,003
Vodafone Group PLC	38,591,613	107,886,474
Vodafone Group PLC sponsored ADR	8,775	248,420
Whitbread PLC	266,315	14,193,851
WM Morrison Supermarkets PLC	3,227,157	10,011,225

TOTAL UNITED KINGDOM		3,410,138,642

TOTAL COMMON STOCKS
(Cost $19,076,521,716)		21,519,301,672

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	320,692	40,155,059
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	79,521	7,180,837
Fuchs Petrolub AG	101,396	5,738,025
Henkel AG & Co. KGaA	258,134	34,245,713
Porsche Automobil Holding SE (Germany)	222,119	18,502,418
Volkswagen AG	269,471	52,422,469

TOTAL GERMANY		118,089,462

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	8,919,992	6,792,783
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $126,126,933)		165,037,304
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.34% to 1.43% 3/22/18 to 5/31/18(e)
(Cost $36,917,792)	37,000,000	36,909,039
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.41% (f)	277,889,727	277,945,305
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	297,568,625	297,598,382
TOTAL MONEY MARKET FUNDS
(Cost $575,557,850)		575,543,687
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $19,815,124,291)		22,296,791,702
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(262,367,014)
NET ASSETS - 100%		$22,034,424,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	6	March 2018	$701,244	$(16)	$(16)
Eurex Dax Index Contracts (Germany)	1	March 2018	379,191	806	806
Eurex Euro Stoxx 50 Index Contracts (Germany)	45	March 2018	1,887,462	(94)	(94)
Euronext CAC 40 10 Index Contracts (France)	5	March 2018	324,459	216	216
HKFE Hang Seng Index Contracts (Hong Kong)	1	March 2018	198,265	(4)	(4)
ICE E-mini MSCI EAFE Index Contracts (United States)	3,447	March 2018	350,990,775	(16,921,755)	(16,921,755)
ICE FTSE 100 Index Contracts (United Kingdom)	15	March 2018	1,492,205	827	827
MSCI Sing IX ETS Index Contracts (Singapore)	5	March 2018	151,217	(1,340)	(1,340)
OMX Stockholm 30 Index Contracts (Sweden)	12	March 2018	227,662	(387)	(387)
TSE TOPIX Index Contracts (Japan)	11	March 2018	1,822,766	(16,828)	(16,828)
TOTAL FUTURES CONTRACTS					$(16,938,575)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
JPY	730,000,000	USD	6,502,176	Goldman Sachs Bank USA	3/9/18	$343,420
JPY	300,000,000	USD	2,681,325	Goldman Sachs Bank USA	3/9/18	131,934
JPY	1,140,000,000	USD	10,167,832	Goldman Sachs Bank USA	3/9/18	522,551
JPY	280,000,000	USD	2,489,969	Goldman Sachs Bank USA	3/9/18	135,739
JPY	380,000,000	USD	3,394,554	Goldman Sachs Bank USA	3/9/18	168,907
JPY	300,000,000	USD	2,697,361	Goldman Sachs Bank USA	3/9/18	115,897
JPY	320,000,000	USD	2,884,817	Goldman Sachs Bank USA	3/9/18	115,993
JPY	570,000,000	USD	5,162,436	Goldman Sachs Bank USA	3/9/18	182,756
JPY	760,000,000	USD	6,881,795	Goldman Sachs Bank USA	3/9/18	245,127
JPY	400,000,000	USD	3,666,872	Goldman Sachs Bank USA	3/9/18	84,140
JPY	570,000,000	USD	5,251,549	Goldman Sachs Bank USA	3/9/18	93,642
JPY	290,000,000	USD	2,660,385	Goldman Sachs Bank USA	3/9/18	59,099
JPY	190,000,000	USD	1,739,600	Goldman Sachs Bank USA	3/9/18	42,130
JPY	350,000,000	USD	3,197,597	Goldman Sachs Bank USA	3/9/18	84,538
JPY	60,000,000	USD	550,400	Goldman Sachs Bank USA	3/9/18	12,252
JPY	230,000,000	USD	2,053,689	Goldman Sachs Bank USA	3/9/18	103,143
USD	3,381,834	JPY	370,000,000	Goldman Sachs Bank USA	3/9/18	(87,852)
USD	34,899,503	JPY	3,700,000,000	Goldman Sachs Bank USA	3/9/18	202,645
USD	26,033,022	JPY	2,800,000,000	Goldman Sachs Bank USA	3/9/18	(224,059)
AUD	1,100,000	USD	836,215	Goldman Sachs Bank USA	3/16/18	18,171
AUD	4,000,000	USD	3,059,228	Goldman Sachs Bank USA	3/16/18	47,628
AUD	2,800,000	USD	2,147,135	Goldman Sachs Bank USA	3/16/18	27,664
AUD	900,000	USD	707,526	Goldman Sachs Bank USA	3/16/18	(8,483)
AUD	1,300,000	USD	1,016,636	Goldman Sachs Bank USA	3/16/18	(6,908)
AUD	1,300,000	USD	1,019,454	Goldman Sachs Bank USA	3/16/18	(9,725)
AUD	1,200,000	USD	946,928	Goldman Sachs Bank USA	3/16/18	(14,872)
AUD	1,900,000	USD	1,519,856	Goldman Sachs Bank USA	3/16/18	(44,099)
AUD	1,900,000	USD	1,519,848	Goldman Sachs Bank USA	3/16/18	(44,091)
AUD	1,700,000	USD	1,368,769	Goldman Sachs Bank USA	3/16/18	(48,355)
AUD	200,000	USD	161,807	Goldman Sachs Bank USA	3/16/18	(6,465)
AUD	2,500,000	USD	2,021,238	Goldman Sachs Bank USA	3/16/18	(79,453)
AUD	1,200,000	USD	966,898	Goldman Sachs Bank USA	3/16/18	(34,841)
AUD	1,700,000	USD	1,344,209	Goldman Sachs Bank USA	3/16/18	(23,795)
AUD	600,000	USD	468,709	Goldman Sachs Bank USA	3/16/18	(2,680)
AUD	1,000,000	USD	766,424	Goldman Sachs Bank USA	3/16/18	10,290
EUR	2,300,000	USD	2,737,028	Goldman Sachs Bank USA	3/16/18	72,246
EUR	7,200,000	USD	8,509,068	Goldman Sachs Bank USA	3/16/18	285,180
EUR	10,300,000	USD	12,219,189	Goldman Sachs Bank USA	3/16/18	361,472
EUR	2,400,000	USD	2,905,027	Goldman Sachs Bank USA	3/16/18	26,389
EUR	3,500,000	USD	4,192,836	Goldman Sachs Bank USA	3/16/18	82,146
EUR	3,100,000	USD	3,714,491	Goldman Sachs Bank USA	3/16/18	71,921
EUR	2,700,000	USD	3,268,377	Goldman Sachs Bank USA	3/16/18	29,466
EUR	1,900,000	USD	2,338,153	Goldman Sachs Bank USA	3/16/18	(17,449)
EUR	5,500,000	USD	6,752,048	Goldman Sachs Bank USA	3/16/18	(34,219)
EUR	3,200,000	USD	3,933,728	Goldman Sachs Bank USA	3/16/18	(25,173)
EUR	1,700,000	USD	2,098,846	Goldman Sachs Bank USA	3/16/18	(22,426)
EUR	700,000	USD	871,394	Goldman Sachs Bank USA	3/16/18	(16,398)
EUR	3,000,000	USD	3,715,872	Goldman Sachs Bank USA	3/16/18	(51,602)
EUR	6,100,000	USD	7,611,037	Goldman Sachs Bank USA	3/16/18	(160,355)
EUR	2,700,000	USD	3,356,934	Goldman Sachs Bank USA	3/16/18	(59,091)
EUR	700,000	USD	877,546	Goldman Sachs Bank USA	3/16/18	(22,550)
EUR	4,700,000	USD	5,832,714	Goldman Sachs Bank USA	3/16/18	(92,024)
EUR	1,500,000	USD	1,843,875	Goldman Sachs Bank USA	3/16/18	(11,740)
EUR	2,100,000	USD	2,495,161	Goldman Sachs Bank USA	3/16/18	69,828
GBP	1,500,000	USD	2,018,334	Goldman Sachs Bank USA	3/16/18	48,200
GBP	3,800,000	USD	5,088,451	Goldman Sachs Bank USA	3/16/18	146,769
GBP	5,900,000	USD	7,912,230	Goldman Sachs Bank USA	3/16/18	216,137
GBP	1,400,000	USD	1,900,842	Goldman Sachs Bank USA	3/16/18	27,923
GBP	1,700,000	USD	2,301,127	Goldman Sachs Bank USA	3/16/18	40,945
GBP	1,800,000	USD	2,432,047	Goldman Sachs Bank USA	3/16/18	47,794
GBP	1,800,000	USD	2,443,018	Goldman Sachs Bank USA	3/16/18	36,823
GBP	3,600,000	USD	5,019,088	Goldman Sachs Bank USA	3/16/18	(59,406)
GBP	3,200,000	USD	4,451,997	Goldman Sachs Bank USA	3/16/18	(43,391)
GBP	1,800,000	USD	2,567,437	Goldman Sachs Bank USA	3/16/18	(87,596)
GBP	300,000	USD	420,487	Goldman Sachs Bank USA	3/16/18	(7,180)
GBP	3,400,000	USD	4,830,560	Goldman Sachs Bank USA	3/16/18	(146,416)
GBP	1,300,000	USD	1,848,166	Goldman Sachs Bank USA	3/16/18	(57,170)
GBP	600,000	USD	856,083	Goldman Sachs Bank USA	3/16/18	(29,469)
GBP	2,500,000	USD	3,493,268	Goldman Sachs Bank USA	3/16/18	(49,044)
GBP	800,000	USD	1,111,838	Goldman Sachs Bank USA	3/16/18	(9,686)
GBP	1,300,000	USD	1,748,549	Goldman Sachs Bank USA	3/16/18	42,447
SEK	3,100,000	USD	371,772	Goldman Sachs Bank USA	3/16/18	2,740
SEK	6,400,000	USD	761,414	Goldman Sachs Bank USA	3/16/18	11,773
SEK	11,000,000	USD	1,304,896	Goldman Sachs Bank USA	3/16/18	24,020
SEK	6,000,000	USD	732,188	Goldman Sachs Bank USA	3/16/18	(7,325)
SEK	3,100,000	USD	379,704	Goldman Sachs Bank USA	3/16/18	(5,192)
SEK	3,400,000	USD	420,274	Goldman Sachs Bank USA	3/16/18	(9,518)
SEK	4,800,000	USD	599,548	Goldman Sachs Bank USA	3/16/18	(19,657)
SEK	8,400,000	USD	1,064,445	Goldman Sachs Bank USA	3/16/18	(49,637)
SEK	7,700,000	USD	982,078	Goldman Sachs Bank USA	3/16/18	(51,837)
SEK	2,600,000	USD	330,098	Goldman Sachs Bank USA	3/16/18	(15,991)
SEK	1,700,000	USD	211,306	Goldman Sachs Bank USA	3/16/18	(5,928)
SEK	2,600,000	USD	310,591	Goldman Sachs Bank USA	3/16/18	3,517
USD	11,191,847	AUD	14,100,000	Goldman Sachs Bank USA	3/16/18	240,179
USD	8,740,704	AUD	11,200,000	Goldman Sachs Bank USA	3/16/18	41,507
USD	3,215,053	EUR	2,600,000	Goldman Sachs Bank USA	3/16/18	39,353
USD	42,950,323	EUR	34,300,000	Goldman Sachs Bank USA	3/16/18	1,055,502
USD	34,774,068	EUR	28,400,000	Goldman Sachs Bank USA	3/16/18	85,645
USD	1,805,452	GBP	1,300,000	Goldman Sachs Bank USA	3/16/18	14,456
USD	28,075,935	GBP	19,900,000	Goldman Sachs Bank USA	3/16/18	659,917
USD	21,515,643	GBP	15,500,000	Goldman Sachs Bank USA	3/16/18	161,458
USD	3,913,255	SEK	31,000,000	Goldman Sachs Bank USA	3/16/18	168,128
USD	3,624,792	SEK	29,800,000	Goldman Sachs Bank USA	3/16/18	24,638
JPY	196,000,000	USD	1,836,688	Goldman Sachs Bank USA	6/8/18	13,199
EUR	2,100,000	USD	2,587,043	Goldman Sachs Bank USA	6/15/18	(3,969)
GBP	1,100,000	USD	1,535,525	Goldman Sachs Bank USA	6/15/18	(13,993)
SEK	1,900,000	USD	232,544	Goldman Sachs Bank USA	6/15/18	(1,358)
AUD	900,000	USD	701,921	Goldman Sachs Bank USA	6/21/18	(2,617)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$5,074,299
					Unrealized Appreciation	6,899,384
					Unrealized Depreciation	(1,825,085)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,380,609 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,062,975.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,340,023
Fidelity Securities Lending Cash Central Fund	2,913,014
Total	$6,253,037

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,732,814,977	$9,777,663	$2,723,037,314	$--
Consumer Staples	2,320,105,127	12,046,333	2,308,058,794	--
Energy	1,124,589,393	--	1,124,589,393	--
Financials	4,715,880,748	27,613,747	4,688,266,898	103
Health Care	2,169,831,544	37,517,374	2,132,314,170	--
Industrials	3,180,799,341	21,143,311	3,159,656,030	--
Information Technology	1,436,723,001	89,710,004	1,347,012,997	--
Materials	1,774,936,347	14,205,695	1,760,730,652	--
Real Estate	748,556,520	3,053,163	745,503,357	--
Telecommunication Services	831,215,500	11,265,725	819,949,775	--
Utilities	648,886,478	6,051,202	642,835,276	--
Government Obligations	36,909,039	--	36,909,039	--
Money Market Funds	575,543,687	575,543,687	--	--
Total Investments in Securities:	$22,296,791,702	$807,927,904	$21,488,863,695	$103
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 6,899,384	$--	$ 6,899,384	$--
Futures Contracts	1,849	1,849	--	--
Total Assets	$6,901,233	$1,849	$ 6,899,384	$--
Liabilities
Forward Foreign Currency Contracts	$(1,825,085)	$--	$(1,825,085)	$--
Futures Contracts	(16,940,424)	(16,940,424)	--	--
Total Liabilities	$(18,765,509)	$(16,940,424)	$(1,825,085)	$--
Total Derivative Instruments:	$(11,864,276)	$(16,938,575)	$5,074,299	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$8,468,275,884
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,849	$(16,940,424)
Total Equity Risk	1,849	(16,940,424)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	6,899,384	(1,825,085)
Total Foreign Exchange Risk	6,899,384	(1,825,085)
Total Value of Derivatives	$6,901,233	$(18,765,509)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $280,758,461) — See accompanying schedule: Unaffiliated issuers (cost $19,239,566,441)	$21,721,248,015
Fidelity Central Funds (cost $575,557,850)	575,543,687
Total Investment in Securities (cost $19,815,124,291)		$22,296,791,702
Foreign currency held at value (cost $4,996,227)		4,988,200
Receivable for investments sold		623,842
Unrealized appreciation on forward foreign currency contracts		6,899,384
Receivable for fund shares sold		53,918,066
Dividends receivable		93,279,996
Distributions receivable from Fidelity Central Funds		676,424
Other receivables		484
Total assets		22,457,178,098
Liabilities
Payable for investments purchased	$106,186,715
Unrealized depreciation on forward foreign currency contracts	1,825,085
Payable for fund shares redeemed	12,742,496
Accrued management fee	846,679
Payable for daily variation margin on futures contracts	3,305,971
Other affiliated payables	224,248
Other payables and accrued expenses	25,432
Collateral on securities loaned	297,596,784
Total liabilities		422,753,410
Net Assets		$22,034,424,688
Net Assets consist of:
Paid in capital		$19,984,433,611
Undistributed net investment income		16,444,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(438,764,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,472,310,724
Net Assets		$22,034,424,688
Investor Class:
Net Asset Value, offering price and redemption price per share ($692,387,948 ÷ 16,073,375 shares)		$43.08
Premium Class:
Net Asset Value, offering price and redemption price per share ($11,462,485,706 ÷ 266,057,656 shares)		$43.08
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,065,012,477 ÷ 71,132,447 shares)		$43.09
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,814,538,557 ÷ 158,156,886 shares)		$43.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Dividends		$594,530,351
Interest		177,313
Income from Fidelity Central Funds (including $2,913,014 from security lending)		6,253,037
Income before foreign taxes withheld		600,960,701
Less foreign taxes withheld		(52,671,907)
Total income		548,288,794
Expenses
Management fee	$9,301,258
Transfer agent fees	3,254,815
Independent trustees' fees and expenses	73,075
Miscellaneous	56,726
Total expenses before reductions	12,685,874
Expense reductions	(1,190)	12,684,684
Net investment income (loss)		535,604,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,303,228
Redemptions in-kind with affiliated entities	320,859,246
Fidelity Central Funds	(1,498)
Forward foreign currency contracts	2,896,331
Foreign currency transactions	1,740,537
Futures contracts	64,894,294
Total net realized gain (loss)		446,692,138
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,385,863,193
Fidelity Central Funds	(14,142)
Forward foreign currency contracts	4,745,850
Assets and liabilities in foreign currencies	5,515,927
Futures contracts	(18,753,143)
Total change in net unrealized appreciation (depreciation)		2,377,357,685
Net gain (loss)		2,824,049,823
Net increase (decrease) in net assets resulting from operations		$3,359,653,933

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$535,604,110	$460,796,868
Net realized gain (loss)	446,692,138	27,754,673
Change in net unrealized appreciation (depreciation)	2,377,357,685	1,696,026,072
Net increase (decrease) in net assets resulting from operations	3,359,653,933	2,184,577,613
Distributions to shareholders from net investment income	(492,684,873)	(439,896,097)
Distributions to shareholders from net realized gain	(29,746,994)	(13,514,538)
Total distributions	(522,431,867)	(453,410,635)
Share transactions - net increase (decrease)	2,878,191,351	983,873,064
Redemption fees	–	491,955
Total increase (decrease) in net assets	5,715,413,417	2,715,531,997
Net Assets
Beginning of period	16,319,011,271	13,603,479,274
End of period	$22,034,424,688	$16,319,011,271
Other Information
Undistributed net investment income end of period	$16,444,387	$11,169,228

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.81	$39.75	$41.19	$35.31
Income from Investment Operations
Net investment income (loss)B	1.08	1.06	1.11	1.13	1.35C
Net realized and unrealized gain (loss)	6.15	4.05	(7.10)	(1.31)	5.53
Total from investment operations	7.23	5.11	(5.99)	(.18)	6.88
Distributions from net investment income	(.97)	(1.01)	(.95)	(1.26)	(.96)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.03)	(1.04)	(.95)	(1.26)	(1.00)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.08	$36.88	$32.81	$39.75	$41.19
Total ReturnE	19.65%	15.72%	(15.24)%	(.29)%	19.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	2.60%	2.97%	2.92%	2.83%	3.52%C
Supplemental Data
Net assets, end of period (000 omitted)	$692,388	$740,317	$2,652,101	$2,972,698	$2,640,165
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	1.12	1.10	1.14	1.17	1.38C
Net realized and unrealized gain (loss)	6.15	4.03	(7.10)	(1.32)	5.54
Total from investment operations	7.27	5.13	(5.96)	(.15)	6.92
Distributions from net investment income	(1.01)	(1.04)	(.98)	(1.29)	(.99)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.07)	(1.07)	(.98)	(1.29)	(1.03)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.08	$36.88	$32.82	$39.76	$41.20
Total ReturnE	19.77%	15.80%	(15.17)%	(.21)%	19.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.11%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.09%	.12%	.12%	.12%
Expenses net of all reductions	.07%	.09%	.12%	.12%	.12%
Net investment income (loss)	2.70%	3.07%	3.00%	2.91%	3.60%C
Supplemental Data
Net assets, end of period (000 omitted)	$11,462,486	$8,719,903	$7,677,907	$8,304,964	$7,201,814
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.89	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	1.13	1.11	1.16	1.18	1.40C
Net realized and unrealized gain (loss)	6.15	4.04	(7.10)	(1.31)	5.54
Total from investment operations	7.28	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(1.02)	(1.05)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.08)	(1.08)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.09	$36.89	$32.82	$39.76	$41.20
Total ReturnE	19.78%	15.87%	(15.13)%	(.16)%	19.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.07%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.72%	3.10%	3.05%	2.96%	3.65%C
Supplemental Data
Net assets, end of period (000 omitted)	$3,065,012	$2,097,193	$1,539,389	$1,994,854	$1,595,562
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	1.13	1.11	1.16	1.19	1.41C
Net realized and unrealized gain (loss)	6.16	4.04	(7.10)	(1.32)	5.53
Total from investment operations	7.29	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(1.02)	(1.06)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.08)	(1.09)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.09	$36.88	$32.82	$39.76	$41.20
Total ReturnE	19.82%	15.85%	(15.12)%	(.15)%	19.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.06%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.72%	3.11%	3.06%	2.97%	3.66%C
Supplemental Data
Net assets, end of period (000 omitted)	$6,814,539	$4,761,598	$1,734,082	$1,797,254	$1,651,834
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class and Institutional Premium Class shares. Fidelity International Index Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index	$32,566,122,202	$21,566,678,395	$(2,213,222,288)	$19,353,456,107
Fidelity Extended Market Index	19,043,393,725	8,254,631,831	(2,094,299,677)	6,160,332,154
Fidelity International Index	19,931,969,224	4,834,875,961	(2,470,273,352)	2,364,602,609

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index	$166,295,610	$10,153,127	$–	$19,353,456,107
Fidelity Extended Market Index	19,239,714	–	–	6,160,332,154
Fidelity International Index	21,638,812	–	(338,757,934)	2,367,110,198

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2019	Total with expiration
Fidelity International Index	(49,793,394)	(49,793,394)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Index	(–)	(288,964,540)	(288,964,540)	(338,757,934)

Fidelity Extended Market Index intends to elect to defer to its next fiscal year $3,369,398 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

The tax character of distributions paid was as follows:

February 28, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$812,794,970	$281,788,828	$1,094,583,798
Fidelity Extended Market Index	272,772,146	883,666,934	1,156,439,080
Fidelity International Index	522,431,867	–	522,431,867

February 28, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$661,174,259	$207,363,556	$868,537,815
Fidelity Extended Market Index	248,067,868	593,861,231	841,929,099
Fidelity International Index	453,410,634	–	453,410,634

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$41,722,764	$(5,481,555)
Total Equity Risk	41,722,764	(5,481,555)
Totals	$41,722,764	$(5,481,555)
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$7,897,918	$(3,861,045)
Total Equity Risk	7,897,918	(3,861,045)
Totals	$7,897,918	$(3,861,045)
Fidelity International Index
Equity Risk
Futures Contracts	$64,894,294	$(18,753,143)
Total Equity Risk	64,894,294	(18,753,143)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$2,896,331	$4,745,850
Total Foreign Exchange Risk	2,896,331	4,745,850
Totals	$67,790,625	$(14,007,293)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and are representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	5,253,936,917	806,206,356
Fidelity Extended Market Index	2,856,636,057	2,221,800,257
Fidelity International Index	3,763,092,914	365,146,314

Exchanges In-Kind. During the period, investments and cash received in-kind through subscriptions totaled $172,362,566 in exchange for 4,418,420 shares of Fidelity International Index. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015% and .045% of Fidelity Total Market Index Fund and Fidelity Extended Market Index Fund's average net assets, respectively. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .045% of Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .047% of Fidelity International Index Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.035%	.030%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.16%	.06%	.05%	.045%	n/a

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective August 1, 2017, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective August 1, 2017	Paid by Class Prior to August 1, 2017
Fidelity Total Market Index
Investor Class	.075%	.075%	.075%
Premium Class	.045%	.02%	.030%
Institutional Class	.035%	.015%	.02%
Institutional Premium Class	.015%	–%	–%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.055%
Premium Class	.045%	.025%	.025%
Institutional Premium Class	.015%	–%	–%
Fidelity International Index
Investor Class	.21%	.115%	.14%
Premium Class	.11%	.015%	.03%
Institutional Class	.035%	.005%	.01%
Institutional Premium Class	.015%	–%	–%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Total Market Index
Investor Class	$575,374.075
Premium Class	6,084,353.024
Institutional Class	457,660.017
Institutional Premium Class	–	–
	$7,117,387
Fidelity Extended Market Index
Investor Class	$419,597.055
Premium Class	4,223,308.025
Institutional Premium Class	–	–
	$4,642,905
Fidelity International Index
Investor Class	$902,982.126
Premium Class	2,163,056.021
Institutional Class	188,777.007
Institutional Premium Class	–	–
	$3,254,815

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index	Borrower	$22,219,522	1.52%	$21,631

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemption In-Kind. During the period, 14,197,390 shares of the Fidelity International Index held by an affiliated entity were redeemed in kind for cash and investments with a value of $621,987,635. The net realized gain of $320,859,246 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$130,935
Fidelity Extended Market Index	60,635
Fidelity International Index	56,726

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$14,565
Fidelity Extended Market Index	32,928
Fidelity International Index	1,190

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2018	Year ended February 28, 2017
Fidelity Total Market Index
From net investment income
Investor Class	$12,586,670	$16,896,705
Premium Class	435,270,799	378,185,569
Institutional Class	44,873,287	34,361,091
Institutional Premium Class	94,317,041	64,762,437
Class F	191,676,053	155,686,891
Total	$778,723,850	$649,892,693
From net realized gain
Investor Class	$5,321,710	$7,085,516
Premium Class	177,589,449	129,533,088
Institutional Class	18,221,313	11,106,621
Institutional Premium Class	37,888,601	19,355,949
Class F	76,838,875	51,563,948
Total	$315,859,948	$218,645,122
Fidelity Extended Market Index
From net investment income
Investor Class	$9,206,140	$11,793,290
Premium Class	220,109,370	197,507,483
Institutional Premium Class	35,451,606	26,821,111
Total	$264,767,116	$236,121,884
From net realized gain
Investor Class	$32,438,665	$32,816,744
Premium Class	743,291,615	506,502,591
Institutional Premium Class	115,941,684	66,487,880
Total	$891,671,964	$605,807,215
Fidelity International Index
From net investment income
Investor Class	$15,703,123	$24,076,149
Premium Class	258,467,735	233,531,573
Institutional Class	65,473,787	59,351,711
Institutional Premium Class	153,040,228	122,936,664
Total	$492,684,873	$439,896,097
From net realized gain
Investor Class	$986,439	$671,052
Premium Class	15,621,751	7,150,508
Institutional Class	3,939,343	1,834,835
Institutional Premium Class	9,199,461	3,858,143
Total	$29,746,994	$13,514,538

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017
Fidelity Total Market Index
Investor Class
Shares sold	6,491,579	8,795,818	$473,077,417	$548,532,660
Reinvestment of distributions	227,908	367,701	16,995,879	23,024,663
Shares redeemed	(7,266,119)	(33,293,575)	(529,723,284)	(2,016,144,611)
Net increase (decrease)	(546,632)	(24,130,056)	$(39,649,988)	$(1,444,587,288)
Premium Class
Shares sold	59,682,692	72,938,672	$4,353,636,860	$4,593,828,256
Reinvestment of distributions	7,372,266	7,020,226	550,334,111	448,347,863
Shares redeemed	(54,136,097)	(79,548,075)	(3,981,489,838)	(4,899,234,191)
Net increase (decrease)	12,918,861	410,823	$922,481,133	$142,941,928
Institutional Class
Shares sold	17,997,705	18,325,311	$1,330,831,506	$1,130,684,794
Reinvestment of distributions	732,368	632,945	54,656,693	40,590,795
Shares redeemed	(9,961,881)	(6,254,614)	(724,114,212)	(386,019,299)
Net increase (decrease)	8,768,192	12,703,642	$661,373,987	$785,256,290
Institutional Premium Class
Shares sold	19,386,022	61,769,845	$1,424,547,920	$3,765,300,121
Reinvestment of distributions	1,770,295	1,300,415	132,205,306	84,118,042
Shares redeemed	(10,876,497)	(8,839,371)	(794,477,913)	(559,041,660)
Net increase (decrease)	10,279,820	54,230,889	$762,275,313	$3,290,376,503
Class F
Shares sold	36,022,682	31,179,343	$2,617,551,668	$1,951,312,863
Reinvestment of distributions	3,591,887	3,238,153	268,514,928	207,250,839
Shares redeemed	(10,934,635)	(22,327,967)	(823,156,173)	(1,432,285,287)
Net increase (decrease)	28,679,934	12,089,529	$2,062,910,423	$726,278,415
Fidelity Extended Market Index
Investor Class
Shares sold	3,991,694	6,711,795	$239,037,979	$357,617,521
Reinvestment of distributions	675,931	807,669	40,774,046	43,536,543
Shares redeemed	(7,533,841)	(23,767,851)	(452,172,226)	(1,235,806,632)
Net increase (decrease)	(2,866,216)	(16,248,387)	$(172,360,201)	$(834,652,568)
Premium Class
Shares sold	63,342,564	66,990,107	$3,816,914,744	$3,630,840,281
Reinvestment of distributions	15,232,360	12,308,792	921,328,809	673,965,867
Shares redeemed	(72,724,257)	(57,455,289)	(4,378,600,164)	(3,070,052,457)
Net increase (decrease)	5,850,667	21,843,610	$359,643,389	$1,234,753,691
Institutional Premium Class
Shares sold	17,002,258	18,428,166	$1,011,348,990	$957,133,137
Reinvestment of distributions	2,498,579	1,695,786	151,393,120	93,308,991
Shares redeemed	(9,306,004)	(6,038,878)	(554,308,152)	(325,445,445)
Net increase (decrease)	10,194,833	14,085,074	$608,433,958	$724,996,683
Fidelity International Index
Investor Class
Shares sold	9,622,744	15,676,836	$397,671,186	$556,901,003
Reinvestment of distributions	369,295	670,347	15,632,929	23,634,187
Shares redeemed	(13,994,223)	(77,100,723)	(573,236,825)	(2,682,763,685)
Net increase (decrease)	(4,002,184)	(60,753,540)	$(159,932,710)	$(2,102,228,495)
Premium Class
Shares sold	82,469,511	67,826,776	$3,438,872,823	$2,420,149,137
Reinvestment of distributions	5,894,175	6,241,945	249,347,695	219,796,690
Shares redeemed	(58,740,308)	(71,605,542)	(2,455,289,015)	(2,541,773,239)
Net increase (decrease)	29,623,378	2,463,179	$1,232,931,503	$98,172,588
Institutional Class
Shares sold	40,718,664	31,906,258	$1,697,292,859	$1,129,449,528
Reinvestment of distributions	1,587,399	1,737,812	67,153,832	61,183,600
Shares redeemed	(28,030,811)	(23,692,151)	(1,191,741,771)	(837,030,962)
Net increase (decrease)	14,275,252	9,951,919	$572,704,920	$353,602,166
Institutional Premium Class
Shares sold	81,804,104(a)	94,972,931	$3,495,868,171(a)	$3,303,416,370
Reinvestment of distributions	3,827,749	3,602,030	161,918,344	126,794,046
Shares redeemed	(56,573,887)(b)	(22,317,015)	(2,425,298,877)(b)	(795,883,611)
Net increase (decrease)	29,057,966	76,257,946	$1,232,487,638	$2,634,326,805

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fidelity Total Market Index Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (each of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2018, the related statements of operations for the year ended February 28, 2018 the statements of changes in net assets for each of the two years in the period ended February 28, 2018 including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel and Michael E. Wiley, each of the Trustees oversees 281 funds. Mr. Chiel oversees 145 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), and as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Fidelity Total Market Index
Investor Class	.09%
Actual		$1,000.00	$1,104.20	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.04%
Actual		$1,000.00	$1,104.50	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,104.60	$.16
Hypothetical-C		$1,000.00	$1,024.65	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,104.50	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Class F	.02%
Actual		$1,000.00	$1,104.70	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,086.70	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Premium Class	.07%
Actual		$1,000.00	$1,086.90	$.36
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Premium Class	.05%
Actual		$1,000.00	$1,087.00	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Fidelity International Index
Investor Class	.16%
Actual		$1,000.00	$1,060.80	$.82
Hypothetical-C		$1,000.00	$1,024.00	$.80
Premium Class	.06%
Actual		$1,000.00	$1,061.40	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Class	.05%
Actual		$1,000.00	$1,061.40	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Premium Class	.05%
Actual		$1,000.00	$1,061.50	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund
Investor Class	04/12/18	04/11/18	$0.24100	$0.016
Premium Class	04/12/18	04/11/18	$0.25250	$0.016
Institutional Class	04/12/18	04/11/18	$0.25355	$0.016
Institutional Premium Class	04/12/18	04/11/18	$0.25668	$0.016
Class F	04/12/18	04/11/18	$0.25669	$0.016
Fidelity Extended Market Index Fund
Investor Class	04/12/18	04/11/18	$0.05200	$0.000
Premium Class	04/12/18	04/11/18	$0.05713	$0.000
Institutional Premium Class	04/12/18	04/11/18	$0.06140	$0.000
Fidelity International Index Fund
Investor Class	04/12/18	04/11/18	$0.03100	$0.000
Premium Class	04/12/18	04/11/18	$0.04292	$0.000
Institutional Class	04/12/18	04/11/18	$0.04411	$0.000
Institutional Premium Class	04/12/18	04/11/18	$0.04470	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Total Market Index Fund	$273,258,299
Fidelity Extended Market Index Fund	$690,246,611

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2017	December 2017
Fidelity Total Market Index Fund
Investor Class	93%	92%
Premium Class	89%	89%
Institutional Class	89%	89%
Institutional Premium Class	87%	88%
Class F	87%	88%
Fidelity Extended Market Index Fund
Investor Class	63%	63%
Premium Class	60%	61%
Institutional Premium Class	58%	60%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2017	December 2017
Fidelity Total Market Index Fund
Investor Class	98%	97%
Premium Class	94%	94%
Institutional Class	94%	94%
Institutional Premium Class	92%	93%
Class F	92%	93%
Fidelity Extended Market Index Fund
Investor Class	61%	66%
Premium Class	58%	65%
Institutional Premium Class	56%	64%
Fidelity International Index Fund
Investor Class	100%	86%
Premium Class	100%	83%
Institutional Class	100%	83%
Institutional Premium Class	97%	83%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
Investor Class	04/13/17	$0.0208	$0.0058
Investor Class	12/18/17	$1.0064	$0.0883
Premium Class	04/13/17	$0.0324	$0.0058
Premium Class	12/18/17	$1.0352	$0.0883
Institutional Class	04/13/17	$0.0345	$0.0058
Institutional Class	12/18/17	$1.0380	$0.0883
Institutional Premium Class	04/13/17	$0.0356	$0.0058
Institutional Premium Class	12/18/17	$1.0395	$0.0883

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

SIF-ANN-0418
1.755724.117

Fidelity® Total Market Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Extended Market Index Fund
Institutional Premium Class

Fidelity® International Index Fund
Institutional Class and Institutional Premium Class

Annual Report

February 28, 2018

Contents

Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Institutional Class	16.24%	14.32%	9.82%
Institutional Premium Class	16.25%	14.33%	9.83%

 The initial offering of Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

 The initial offering of Institutional Premium Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund - Institutional Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Institutional Class.

Period Ending Values
$25,520	Fidelity® Total Market Index Fund - Institutional Class
$25,541	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed closely in line with the 16.23% gain of the benchmark Dow Jones U.S. Total Stock Market Index℠. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group. Within this sector, software manufacturer Microsoft reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple performed extremely well, as the firm continued to benefit from growing demand for its iPhone® mobile devices and other products. Social-media leader Facebook continued to generate substantial cash, especially from mobile-video advertising, while Alphabet also added significant value, as this parent company of internet search giant Google continued to report stronger-than-expected quarterly earnings. In the consumer discretionary sector, internet retailer Amazon.com also boosted results, driven by its strong financial performance. In contrast, industrial conglomerate General Electric detracted; the company faced a variety of business challenges and, late in 2017, cut its dividend. Several health care stocks also detracted, led by drugmakers Allergan and Merck as well as biotechnology firm Celgene.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	3.3
Microsoft Corp.	2.6
Amazon.com, Inc.	2.2
Facebook, Inc. Class A	1.5
JPMorgan Chase & Co.	1.5
Berkshire Hathaway, Inc. Class B	1.4
Johnson & Johnson	1.2
Alphabet, Inc. Class C	1.2
Alphabet, Inc. Class A	1.2
Exxon Mobil Corp.	1.2
17.3

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	24.1
Financials	15.3
Health Care	13.4
Consumer Discretionary	12.9
Industrials	10.7
Consumer Staples	6.7
Energy	5.2
Real Estate	3.5
Materials	3.3
Utilities	2.7

Fidelity® Total Market Index Fund

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
Adient PLC (a)	163,268	$10,132,412
American Axle & Manufacturing Holdings, Inc. (a)(b)	171,619	2,533,096
Aptiv PLC	472,306	43,135,707
Autoliv, Inc.	158,295	22,705,835
BorgWarner, Inc.	350,359	17,195,620
Clean Diesel Technologies, Inc. (a)(b)	8,475	9,746
Cooper Tire & Rubber Co.	91,978	2,883,510
Cooper-Standard Holding, Inc. (b)	32,523	3,962,602
Dana Holding Corp.	258,072	6,856,973
Delphi Technologies PLC	153,523	7,330,723
Dorman Products, Inc. (b)	55,243	3,811,767
Fox Factory Holding Corp. (b)	67,039	2,517,314
Gentex Corp.	513,627	11,664,469
Gentherm, Inc. (b)	67,460	2,077,768
Hertz Global Holdings, Inc. (a)(b)	142,032	2,583,562
Horizon Global Corp. (b)	41,718	343,756
LCI Industries (a)	43,682	4,774,443
Lear Corp.	119,894	22,368,624
Modine Manufacturing Co. (b)	88,001	2,024,023
Motorcar Parts of America, Inc. (b)	32,435	661,025
Shiloh Industries, Inc. (b)	23,634	172,292
Standard Motor Products, Inc.	37,047	1,728,613
Stoneridge, Inc. (b)	43,907	955,416
Strattec Security Corp.	4,334	149,306
Superior Industries International, Inc.	39,790	574,966
Sypris Solutions, Inc. (b)	16,848	23,250
Tenneco, Inc.	96,642	5,078,537
The Goodyear Tire & Rubber Co.	444,992	12,878,068
Tower International, Inc.	31,785	829,589
UQM Technologies, Inc. (a)(b)	38,648	48,310
Visteon Corp. (b)	57,388	7,106,930
VOXX International Corp. (b)	39,260	212,004
Workhorse Group, Inc. (a)(b)	43,808	140,624
		199,470,880
Automobiles - 0.5%
Ford Motor Co.	6,929,195	73,518,759
General Motors Co.	2,281,301	89,769,194
Harley-Davidson, Inc. (a)	295,888	13,427,397
REV Group, Inc.	43,502	1,174,554
Tesla, Inc. (a)(b)	235,900	80,927,854
Thor Industries, Inc.	87,219	11,251,251
Winnebago Industries, Inc. (a)	53,916	2,348,042
		272,417,051
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	1,876,423
Educational Development Corp. (b)	2,866	55,457
Genuine Parts Co.	259,367	23,820,265
LKQ Corp. (b)	538,255	21,250,307
Pool Corp.	71,179	9,824,837
Weyco Group, Inc.	5,169	157,293
		56,984,582
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)(b)	110,813	5,102,939
American Public Education, Inc. (b)	24,607	756,665
Ascent Capital Group, Inc. (b)	16,905	114,954
Bridgepoint Education, Inc. (b)	52,176	348,014
Bright Horizons Family Solutions, Inc. (b)	96,748	9,246,206
Cambium Learning Group, Inc. (b)	12,514	92,729
Capella Education Co.	20,930	1,626,261
Career Education Corp. (b)	109,234	1,445,166
Carriage Services, Inc.	24,048	654,587
Chegg, Inc. (a)(b)	135,548	2,698,761
Collectors Universe, Inc.	6,416	99,897
Graham Holdings Co.	8,772	5,088,637
Grand Canyon Education, Inc. (b)	92,016	9,031,370
H&R Block, Inc. (a)	368,351	9,330,331
Houghton Mifflin Harcourt Co. (b)	170,821	1,161,583
K12, Inc. (b)	59,099	882,348
Laureate Education, Inc. Class A	104,594	1,398,422
Liberty Tax, Inc.	8,571	67,282
Lincoln Educational Services Corp. (b)	15,671	30,245
National American University Holdings, Inc.	5,378	6,131
Regis Corp. (b)	52,945	851,885
Service Corp. International	332,704	12,453,111
ServiceMaster Global Holdings, Inc. (b)	236,280	12,135,341
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,575,994
Strayer Education, Inc. (a)	17,939	1,608,052
Universal Technical Institute, Inc. (b)	29,419	79,431
Weight Watchers International, Inc. (a)(b)	50,480	3,413,458
Xpresspa Group, Inc. (a)(b)	9,862	9,233
		83,309,033
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	436,128	18,190,899
Belmond Ltd. Class A (b)	147,743	1,706,432
BFC Financial Corp. Class A	157,194	1,355,012
Biglari Holdings, Inc. (b)	2,475	1,037,545
BJ's Restaurants, Inc.	35,904	1,561,824
Bloomin' Brands, Inc.	181,456	4,189,819
Bojangles', Inc. (a)(b)	24,608	322,365
Boyd Gaming Corp.	147,259	5,210,023
Bravo Brio Restaurant Group, Inc. (b)	12,451	41,711
Brinker International, Inc.	77,201	2,658,030
Caesars Entertainment Corp. (b)	244,825	3,109,278
Carnival Corp.	725,183	48,521,995
Carrols Restaurant Group, Inc. (b)	61,598	791,534
Century Casinos, Inc. (b)	44,390	353,788
Chipotle Mexican Grill, Inc. (a)(b)	46,485	14,801,289
Choice Hotels International, Inc.	66,238	5,242,738
Churchill Downs, Inc.	20,269	5,233,456
Chuy's Holdings, Inc. (a)(b)	26,361	711,747
Cracker Barrel Old Country Store, Inc. (a)	45,340	7,077,574
Darden Restaurants, Inc.	217,553	20,056,211
Dave & Buster's Entertainment, Inc. (a)(b)	67,484	3,021,259
Del Frisco's Restaurant Group, Inc. (b)	37,615	626,290
Del Taco Restaurants, Inc. (b)	75,328	949,133
Denny's Corp. (b)	117,334	1,764,703
DineEquity, Inc. (a)	36,646	2,784,363
Domino's Pizza, Inc.	77,453	17,226,322
Dover Downs Gaming & Entertainment, Inc. (b)	1,508	1,960
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc. (a)	86,128	434,946
Dunkin' Brands Group, Inc.	169,532	10,153,271
El Pollo Loco Holdings, Inc. (a)(b)	42,298	412,406
Eldorado Resorts, Inc. (a)(b)	110,052	3,752,773
Empire Resorts, Inc. (b)	4,022	93,310
Extended Stay America, Inc. unit	338,299	6,776,129
Famous Dave's of America, Inc. (a)(b)	7,623	51,455
Famous Dave's of America, Inc. rights 2/16/18 (b)	1,631	5,301
Fiesta Restaurant Group, Inc. (a)(b)	50,677	861,509
Fogo de Chao, Inc. (b)	21,909	341,780
Golden Entertainment, Inc. (b)	33,622	937,718
Good Times Restaurants, Inc. (b)	7,939	20,641
Habit Restaurants, Inc. Class A (a)(b)	36,946	319,583
Hilton Grand Vacations, Inc. (b)	119,507	5,157,922
Hilton Worldwide Holdings, Inc.	360,462	29,121,725
Hyatt Hotels Corp. Class A	96,573	7,462,196
ILG, Inc.	190,126	5,772,225
International Speedway Corp. Class A	44,736	2,013,120
J. Alexanders Holdings, Inc. (b)	20,559	203,534
Jack in the Box, Inc.	50,437	4,543,365
Jamba, Inc. (b)	19,136	164,952
Kona Grill, Inc. (a)(b)	8,466	15,239
La Quinta Holdings, Inc. (b)	128,968	2,434,916
Las Vegas Sands Corp.	650,579	47,368,657
Lindblad Expeditions Holdings (b)	22,275	205,153
Luby's, Inc. (b)	14,614	40,919
Marcus Corp.	30,096	812,592
Marriott International, Inc. Class A	542,087	76,548,105
Marriott Vacations Worldwide Corp.	42,588	5,983,614
McDonald's Corp.	1,417,538	223,602,444
MGM Mirage, Inc.	910,853	31,178,498
Monarch Casino & Resort, Inc. (b)	16,794	709,211
Nathan's Famous, Inc.	3,561	231,643
Noodles & Co. (a)(b)	28,579	177,190
Norwegian Cruise Line Holdings Ltd. (b)	319,719	18,192,011
Papa John's International, Inc. (a)	42,981	2,481,723
Papa Murphy's Holdings, Inc. (a)(b)	22,690	107,778
Penn National Gaming, Inc. (b)	158,816	4,226,094
Pinnacle Entertainment, Inc. (b)	94,638	2,855,228
Planet Fitness, Inc. (b)	146,994	5,435,838
Playa Hotels & Resorts NV	140,860	1,419,869
Potbelly Corp. (a)(b)	30,614	393,390
Rave Restaurant Group, Inc. (a)(b)	9,079	13,800
RCI Hospitality Holdings, Inc.	15,482	418,169
Red Lion Hotels Corp. (b)	6,989	67,793
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,134,107
Red Rock Resorts, Inc.	129,298	4,331,483
Royal Caribbean Cruises Ltd.	307,935	38,984,571
Ruth's Hospitality Group, Inc.	51,983	1,276,183
Scientific Games Corp. Class A (b)	89,331	3,970,763
SeaWorld Entertainment, Inc. (a)(b)	127,392	1,863,745
Shake Shack, Inc. Class A (a)(b)	35,538	1,385,627
Six Flags Entertainment Corp. (a)	140,263	8,989,456
Sonic Corp. (a)	74,649	1,875,183
Speedway Motorsports, Inc.	23,497	461,246
Starbucks Corp.	2,532,044	144,579,712
Texas Roadhouse, Inc. Class A	113,067	6,248,082
The Cheesecake Factory, Inc. (a)	75,769	3,522,501
Town Sports International Holdings, Inc. (b)	22,025	127,745
U.S. Foods Holding Corp. (b)	254,997	8,514,350
Vail Resorts, Inc.	73,708	15,174,266
Wendy's Co.	328,867	5,245,429
Wingstop, Inc.	55,195	2,500,885
Wyndham Worldwide Corp.	177,047	20,498,502
Wynn Resorts Ltd.	142,014	23,787,345
Yum! Brands, Inc.	599,523	48,789,182
Zoe's Kitchen, Inc. (a)(b)	27,188	404,557
		1,015,752,940
Household Durables - 0.5%
AV Homes, Inc. (a)(b)	12,051	202,457
Bassett Furniture Industries, Inc.	15,479	498,424
Beazer Homes U.S.A., Inc. (b)	65,476	1,029,283
Cavco Industries, Inc. (b)	13,938	2,217,536
Century Communities, Inc. (b)	33,155	986,361
Comstock Holding Companies, Inc. (a)(b)	1,496	2,513
CSS Industries, Inc.	16,118	296,732
D.R. Horton, Inc.	588,321	24,650,650
Dixie Group, Inc. (b)	11,105	34,426
Emerson Radio Corp. (b)	23,724	34,874
Ethan Allen Interiors, Inc.	53,577	1,272,454
Flexsteel Industries, Inc.	9,186	356,968
Garmin Ltd.	197,296	11,687,815
GoPro, Inc. Class A (a)(b)	180,736	972,360
Green Brick Partners, Inc. (b)	37,398	377,720
Hamilton Beach Brands Holding Co. Class A	20,505	507,909
Helen of Troy Ltd. (b)	48,961	4,408,938
Hooker Furniture Corp.	17,507	653,886
Hovnanian Enterprises, Inc. Class A (b)	177,163	386,215
Installed Building Products, Inc. (b)	34,760	2,076,910
iRobot Corp. (a)(b)	50,514	3,432,426
KB Home	197,346	5,476,352
Koss Corp. (b)	2,669	5,285
La-Z-Boy, Inc.	91,907	2,821,545
Leggett & Platt, Inc.	240,653	10,458,779
Lennar Corp.:
Class A (a)	498,161	28,185,949
Class B	9,673	438,767
LGI Homes, Inc. (a)(b)	30,018	1,698,719
Libbey, Inc.	30,735	192,708
Lifetime Brands, Inc.	14,046	195,942
M.D.C. Holdings, Inc.	80,659	2,232,641
M/I Homes, Inc.	47,612	1,383,129
Meritage Homes Corp. (b)	64,418	2,731,323
Mohawk Industries, Inc. (b)	111,700	26,794,596
New Home Co. LLC (b)	17,775	199,791
Newell Brands, Inc.	881,492	22,645,529
Nova LifeStyle, Inc. (a)(b)	26,136	59,590
NVR, Inc. (b)	6,044	17,184,119
PICO Holdings, Inc.	33,668	412,433
PulteGroup, Inc.	477,718	13,409,544
Roku, Inc. Class A (a)	38,803	1,581,998
Skyline Corp. (b)	21,741	465,040
Stanley Furniture Co., Inc. (b)	5,699	3,647
Taylor Morrison Home Corp. (b)	197,853	4,439,821
Tempur Sealy International, Inc. (a)(b)	77,783	3,844,814
Toll Brothers, Inc.	253,725	11,120,767
TopBuild Corp. (b)	72,015	5,015,125
TRI Pointe Homes, Inc. (a)(b)	267,734	4,104,362
Tupperware Brands Corp.	98,214	4,817,397
Turtle Beach Corp. (a)(b)	6,672	3,005
Universal Electronics, Inc. (b)	25,010	1,237,995
Vuzix Corp. (a)(b)	35,528	299,323
Whirlpool Corp.	126,716	20,582,480
William Lyon Homes, Inc. (b)	53,155	1,343,758
Zagg, Inc. (b)	47,415	713,596
		252,186,726
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (b)	52,658	613,466
Amazon.com, Inc. (b)	712,306	1,077,327,210
Blue Apron Holdings, Inc. Class A (a)	44,602	124,440
Duluth Holdings, Inc. (a)(b)	12,299	206,869
EVINE Live, Inc. (b)	71,405	80,688
Expedia, Inc.	219,025	23,034,859
FTD Companies, Inc. (b)	25,393	152,866
Gaia, Inc. Class A (b)	12,609	162,026
Groupon, Inc. (a)(b)	700,384	2,997,644
Lands' End, Inc. (a)(b)	26,352	474,336
Liberty Expedia Holdings, Inc. (b)	99,495	3,906,174
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	144,556	7,736,637
Series A (b)	847,274	24,460,800
Liberty TripAdvisor Holdings, Inc. (b)	119,998	1,247,979
Netflix, Inc. (b)	770,061	224,380,374
NutriSystem, Inc. (a)	50,522	1,553,552
Overstock.com, Inc. (a)(b)	28,358	1,712,823
PetMed Express, Inc. (a)	38,488	1,739,273
Shutterfly, Inc. (b)	63,827	4,897,446
The Booking Holdings, Inc. (b)	86,647	176,243,464
TripAdvisor, Inc. (a)(b)	200,393	8,031,751
U.S. Auto Parts Network, Inc. (b)	5,048	10,449
Wayfair LLC Class A (a)(b)	75,406	5,837,933
		1,566,933,059
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	868,473
Brunswick Corp.	157,212	8,992,526
Callaway Golf Co.	178,654	2,765,564
Clarus Corp. (b)	32,583	218,306
Escalade, Inc.	7,022	85,317
Hasbro, Inc.	204,900	19,582,293
JAKKS Pacific, Inc. (a)(b)	19,661	43,254
Johnson Outdoors, Inc. Class A	8,158	502,859
Malibu Boats, Inc. Class A (b)	36,393	1,166,396
Marine Products Corp.	11,741	167,661
Mattel, Inc. (a)	607,515	9,659,489
MCBC Holdings, Inc. (b)	21,350	523,289
Nautilus, Inc. (b)	46,907	555,848
Polaris Industries, Inc.	105,512	12,027,313
Sturm, Ruger & Co., Inc. (a)	33,314	1,434,168
Summer Infant, Inc. (b)	32,605	34,887
Vista Outdoor, Inc. (b)	94,769	1,632,870
		60,260,513
Media - 2.7%
A.H. Belo Corp. Class A	22,177	114,212
AMC Entertainment Holdings, Inc. Class A (a)	98,115	1,471,725
AMC Networks, Inc. Class A (a)(b)	101,098	5,314,722
Ballantyne of Omaha, Inc. (b)	17,964	90,718
Cable One, Inc.	8,311	5,659,459
CBS Corp. Class B	648,125	34,331,181
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	520,036
Charter Communications, Inc. Class A (b)	345,535	118,148,783
Cinedigm Corp. (a)(b)	5,614	7,018
Cinemark Holdings, Inc.	187,168	7,965,870
Clear Channel Outdoor Holding, Inc. Class A	57,659	276,763
Comcast Corp. Class A	8,312,426	300,992,945
Daily Journal Corp. (a)(b)	644	146,194
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,015,990
Class C (non-vtg.) (a)(b)	376,024	8,641,032
DISH Network Corp. Class A (b)	409,075	17,054,337
E.W. Scripps Co. Class A	104,171	1,434,435
Emmis Communications Corp. Class A (b)	1,993	8,311
Entercom Communications Corp. Class A	234,454	2,321,095
Entravision Communication Corp. Class A	112,796	727,534
Gannett Co., Inc.	225,017	2,259,171
Global Eagle Entertainment, Inc. (a)(b)	84,431	113,982
Gray Television, Inc. (b)	131,703	1,817,501
Harte-Hanks, Inc. (b)	4,548	39,613
Hemisphere Media Group, Inc. (a)(b)	10,964	122,797
Insignia Systems, Inc. (b)	5,038	6,247
Interpublic Group of Companies, Inc.	699,242	16,362,263
John Wiley & Sons, Inc. Class A	79,959	5,137,366
Lee Enterprises, Inc. (a)(b)	58,988	144,521
Liberty Broadband Corp.:
Class A (b)	36,926	3,226,594
Class C (b)	281,378	24,727,499
Liberty Global PLC:
Class A (b)	390,939	12,173,840
Class C (b)	1,083,957	32,551,229
LiLAC Class A (b)(c)	77,452	1
LiLAC Class C (b)(c)	214,602	2
Liberty Latin America Ltd. (a)(b)	214,602	4,388,611
Liberty Latin America Ltd. Class A (a)(b)	77,452	1,603,256
Liberty Media Corp.:
Liberty Braves Class A (b)	14,273	327,137
Liberty Braves Class C (b)	68,302	1,568,214
Liberty Formula One Group Series C (a)(b)	377,087	12,417,475
Liberty Media Class A (a)(b)	28,511	900,092
Liberty SiriusXM Series A (b)	131,422	5,513,153
Liberty SiriusXM Series C (b)	332,617	13,890,086
Lions Gate Entertainment Corp.:
Class A (a)	110,956	3,133,397
Class B (a)	201,823	5,416,929
Live Nation Entertainment, Inc. (b)	237,309	10,631,443
Loral Space & Communications Ltd. (b)	20,272	898,050
Meredith Corp.	69,172	3,963,556
MSG Network, Inc. Class A (a)(b)	103,460	2,524,424
National CineMedia, Inc.	108,730	818,737
New Media Investment Group, Inc.	89,861	1,550,102
News Corp.:
Class A	750,318	12,102,629
Class B	130,013	2,132,213
Nexstar Broadcasting Group, Inc. Class A	84,997	6,073,036
Omnicom Group, Inc.	414,352	31,586,053
Reading International, Inc. Class A (b)	17,900	293,560
Regal Entertainment Group Class A	191,111	4,393,642
RLJ Entertainment, Inc. (b)	5,726	24,736
Saga Communications, Inc. Class A	3,882	151,398
Salem Communications Corp. Class A	10,842	44,994
Scholastic Corp.	52,798	1,922,375
Scripps Networks Interactive, Inc. Class A	175,533	15,773,395
Sinclair Broadcast Group, Inc. Class A (a)	131,894	4,458,017
Sirius XM Holdings, Inc. (a)	2,845,102	17,867,241
Tegna, Inc.	379,485	4,880,177
The Madison Square Garden Co. (b)	28,218	6,890,836
The McClatchy Co. Class A (a)(b)	6,072	56,045
The New York Times Co. Class A (a)	238,030	5,736,523
The Walt Disney Co.	2,685,208	277,006,057
Time Warner, Inc.	1,381,399	128,414,851
Townsquare Media, Inc. (b)	1,285	8,944
Tribune Media Co. Class A	130,115	5,421,892
tronc, Inc. (b)	51,781	990,571
Twenty-First Century Fox, Inc.:
Class A	1,810,082	66,647,219
Class B	840,712	30,618,731
Urban One, Inc. Class D (non-vtg.) (b)	32,336	54,971
Viacom, Inc. Class B (non-vtg.)	653,615	21,791,524
World Wrestling Entertainment, Inc. Class A	69,670	2,657,911
		1,327,469,189
Multiline Retail - 0.5%
Big Lots, Inc. (a)	72,215	4,058,483
Dillard's, Inc. Class A (a)	40,152	3,274,396
Dollar General Corp.	465,251	44,008,092
Dollar Tree, Inc. (b)	424,308	43,550,973
Fred's, Inc. Class A (a)	52,965	176,373
JC Penney Corp., Inc. (a)(b)	535,524	2,318,819
Kohl's Corp. (a)	300,366	19,851,189
Macy's, Inc. (a)	538,389	15,834,020
Nordstrom, Inc. (a)	216,898	11,129,036
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	90,196	5,353,133
Sears Holdings Corp. (a)(b)	98,150	237,523
Target Corp.	964,632	72,742,899
Tuesday Morning Corp. (a)(b)	61,992	195,275
		222,730,211
Specialty Retail - 2.1%
Aaron's, Inc. Class A	106,680	4,929,683
Abercrombie & Fitch Co. Class A (a)	133,398	2,752,001
Advance Auto Parts, Inc.	133,158	15,213,302
America's Car Mart, Inc. (b)	10,422	507,551
American Eagle Outfitters, Inc.	303,607	5,850,507
Armstrong Flooring, Inc. (b)	37,094	519,687
Asbury Automotive Group, Inc. (b)	40,476	2,665,345
Ascena Retail Group, Inc. (b)	266,405	604,739
AutoNation, Inc. (a)(b)	112,063	5,626,683
AutoZone, Inc. (b)	49,002	32,572,609
Barnes & Noble Education, Inc. (b)	60,796	443,811
Barnes & Noble, Inc.	82,041	369,185
Bed Bath & Beyond, Inc.	241,299	5,173,451
Best Buy Co., Inc.	458,363	33,203,816
Big 5 Sporting Goods Corp. (a)	23,104	142,090
Boot Barn Holdings, Inc. (a)(b)	24,133	425,223
Build-A-Bear Workshop, Inc. (b)	15,205	138,366
Burlington Stores, Inc. (b)	117,818	14,449,200
Caleres, Inc.	81,369	2,279,146
Camping World Holdings, Inc.	51,857	2,167,623
CarMax, Inc. (a)(b)	321,347	19,897,806
Cars.com, Inc. (a)	127,554	3,493,704
Chico's FAS, Inc.	231,778	2,327,051
Christopher & Banks Corp. (b)	57,707	65,786
Citi Trends, Inc.	19,731	437,239
Conn's, Inc. (a)(b)	47,233	1,544,519
Destination Maternity Corp. (a)(b)	22,235	47,138
Destination XL Group, Inc. (a)(b)	51,406	125,945
Dick's Sporting Goods, Inc.	145,373	4,654,843
DSW, Inc. Class A (a)	144,844	2,840,391
Express, Inc. (a)(b)	127,643	921,582
Finish Line, Inc. Class A	63,867	678,268
Five Below, Inc. (b)	100,983	6,750,714
Floor & Decor Holdings, Inc. Class A	55,726	2,511,571
Foot Locker, Inc.	223,548	10,263,089
Francesca's Holdings Corp. (a)(b)	57,702	300,627
GameStop Corp. Class A	189,516	2,973,506
Gap, Inc.	381,256	12,040,064
Genesco, Inc. (a)(b)	32,141	1,263,141
GNC Holdings, Inc. Class A (a)(b)	120,441	513,079
Group 1 Automotive, Inc.	38,654	2,660,941
Guess?, Inc. (a)	102,345	1,616,028
Haverty Furniture Companies, Inc.	30,217	614,916
Hibbett Sports, Inc. (a)(b)	34,547	889,585
Home Depot, Inc.	2,080,776	379,263,042
Kirkland's, Inc. (b)	21,240	186,062
L Brands, Inc. (a)	437,411	21,577,485
Lithia Motors, Inc. Class A (sub. vtg.)	43,018	4,469,140
Lowe's Companies, Inc.	1,481,932	132,766,288
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,143,224
MarineMax, Inc. (b)	36,815	769,434
Michaels Companies, Inc. (b)	197,854	4,552,621
Monro, Inc.	59,370	3,021,933
Murphy U.S.A., Inc. (b)	58,955	4,428,110
New York & Co., Inc. (b)	34,393	91,829
O'Reilly Automotive, Inc. (b)	152,541	37,248,987
Office Depot, Inc.	882,988	2,322,258
Party City Holdco, Inc. (b)	50,325	727,196
Penske Automotive Group, Inc.	71,056	3,254,365
Pier 1 Imports, Inc. (a)	163,568	507,061
Rent-A-Center, Inc. (a)	93,716	704,744
RH (a)(b)	34,177	2,900,944
Ross Stores, Inc.	687,980	53,724,358
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,846,626
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	21,000
Shoe Carnival, Inc. (a)	21,330	498,269
Signet Jewelers Ltd. (a)	116,151	5,840,072
Sleep Number Corp. (b)	68,724	2,366,855
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	791,762
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	235,739
Stage Stores, Inc. (a)	38,699	73,528
Stein Mart, Inc. (a)	40,412	25,055
Tailored Brands, Inc. (a)	94,987	2,223,646
The Buckle, Inc. (a)	74,380	1,565,699
The Cato Corp. Class A (sub. vtg.)	36,544	415,140
The Children's Place Retail Stores, Inc.	29,482	4,195,289
The Container Store Group, Inc. (a)(b)	22,029	111,246
Tiffany & Co., Inc.	181,968	18,386,047
Tile Shop Holdings, Inc.	56,926	307,400
Tilly's, Inc.	14,113	184,175
TJX Companies, Inc.	1,126,815	93,165,064
Tractor Supply Co.	226,801	14,726,189
Trans World Entertainment Corp. (b)	2,977	4,912
Ulta Beauty, Inc. (a)	103,043	20,953,794
Urban Outfitters, Inc. (b)	143,484	5,063,550
Vitamin Shoppe, Inc. (a)(b)	45,231	169,616
Williams-Sonoma, Inc. (a)	139,872	7,239,775
Winmark Corp.	3,184	403,413
Zumiez, Inc. (b)	31,066	612,000
		1,046,550,493
Textiles, Apparel & Luxury Goods - 0.7%
Cadence Bancorp	36,501	1,000,857
Carter's, Inc.	82,628	9,641,035
Cherokee, Inc. (b)	20,319	32,510
Columbia Sportswear Co.	57,607	4,353,937
Crocs, Inc. (b)	126,644	1,550,123
Culp, Inc.	12,256	340,717
Deckers Outdoor Corp. (a)(b)	55,355	5,235,476
Delta Apparel, Inc. (b)	4,312	77,832
Differential Brands Group, Inc. (b)	1,083	1,180
Emerald Expositions Events, Inc. (a)	58,843	1,254,533
Fossil Group, Inc. (a)(b)	73,701	986,119
G-III Apparel Group Ltd. (a)(b)	69,854	2,578,311
Hanesbrands, Inc. (a)	660,961	12,822,643
Iconix Brand Group, Inc. (a)(b)	101,691	141,350
J.Jill, Inc. (a)	24,557	211,436
Lakeland Industries, Inc. (b)	6,813	89,591
lululemon athletica, Inc. (b)	180,400	14,630,440
Michael Kors Holdings Ltd. (b)	277,238	17,446,587
Movado Group, Inc.	39,217	1,215,727
NIKE, Inc. Class B	2,345,864	157,243,264
Oxford Industries, Inc.	34,526	2,759,318
Perry Ellis International, Inc. (b)	15,961	425,680
PetIQ, Inc. Class A (a)	7,273	159,279
PVH Corp.	132,712	19,147,687
Ralph Lauren Corp.	95,682	10,126,983
Rocky Brands, Inc.	8,326	153,198
Sequential Brands Group, Inc. (a)(b)	82,806	163,956
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	241,859	9,896,870
Steven Madden Ltd.	106,426	4,672,101
Superior Uniform Group, Inc.	11,974	300,547
Switch, Inc. Class A (a)	123,979	1,712,150
Tapestry, Inc.	505,893	25,755,013
TPG RE Finance Trust, Inc.	18,406	341,063
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	5,180,371
Class C (non-vtg.) (a)(b)	338,744	5,098,097
Unifi, Inc. (b)	22,047	771,645
Vera Bradley, Inc. (b)	29,957	301,367
VF Corp.	576,882	43,018,091
Vince Holding Corp. (a)(b)	2,676	23,094
Wolverine World Wide, Inc.	170,818	5,001,551
		365,861,729

TOTAL CONSUMER DISCRETIONARY		6,469,926,406

CONSUMER STAPLES - 6.7%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,411,673
Brown-Forman Corp.:
Class A	46,010	3,128,680
Class B (non-vtg.)	416,920	29,096,847
Castle Brands, Inc. (a)(b)	173,742	201,541
Coca-Cola Bottling Co. Consolidated	9,702	1,810,490
Constellation Brands, Inc. Class A (sub. vtg.)	303,380	65,372,322
Craft Brew Alliance, Inc. (a)(b)	14,306	255,362
Dr. Pepper Snapple Group, Inc.	326,210	37,921,913
MGP Ingredients, Inc.	22,363	1,876,703
Molson Coors Brewing Co. Class B	332,266	25,335,283
Monster Beverage Corp. (b)	732,492	46,418,018
National Beverage Corp. (a)	22,740	2,227,156
New Age Beverages Corp. (a)	33,316	107,278
PepsiCo, Inc.	2,533,173	277,965,073
Primo Water Corp. (b)	40,649	495,105
REED'S, Inc. (b)	1,830	2,654
The Coca-Cola Co.	6,825,714	295,007,359
		789,633,457
Food & Staples Retailing - 1.5%
Andersons, Inc.	52,768	1,849,518
Casey's General Stores, Inc. (a)	69,297	7,782,746
Chefs' Warehouse Holdings (a)(b)	34,201	771,233
Costco Wholesale Corp.	777,620	148,447,658
CVS Health Corp.	1,800,621	121,956,060
Ingles Markets, Inc. Class A	21,439	690,336
Kroger Co.	1,583,759	42,951,544
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	83,970
Performance Food Group Co. (b)	157,320	4,821,858
PriceSmart, Inc. (a)	44,258	3,485,318
Rite Aid Corp. (a)(b)	1,929,419	3,800,955
Smart & Final Stores, Inc. (a)(b)	46,551	335,167
SpartanNash Co.	61,272	1,027,531
Sprouts Farmers Market LLC (b)	217,629	5,606,123
SUPERVALU, Inc. (a)(b)	111,412	1,585,393
Sysco Corp.	855,662	51,040,238
United Natural Foods, Inc. (a)(b)	87,309	3,725,475
Village Super Market, Inc. Class A	8,594	203,678
Walgreens Boots Alliance, Inc.	1,549,802	106,765,860
Walmart, Inc.	2,609,057	234,841,221
Weis Markets, Inc.	29,625	1,104,124
Welbilt, Inc. (b)	274,877	5,445,313
		748,321,319
Food Products - 1.2%
Alico, Inc.	4,002	106,453
Archer Daniels Midland Co.	1,004,015	41,686,703
B&G Foods, Inc. Class A (a)	116,520	3,227,604
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	6,603,971
Bunge Ltd.	249,786	18,841,358
Cal-Maine Foods, Inc. (a)(b)	58,088	2,474,549
Calavo Growers, Inc. (a)	26,199	2,236,085
Campbell Soup Co. (a)	340,124	14,642,338
Coffee Holding Co., Inc. (b)	3,401	14,828
ConAgra Foods, Inc.	719,052	25,979,349
Darling International, Inc. (b)	281,119	5,113,555
Dean Foods Co.	156,497	1,356,829
Farmer Brothers Co. (a)(b)	27,261	850,543
Flowers Foods, Inc.	328,688	6,816,989
Fresh Del Monte Produce, Inc.	62,230	2,904,896
Freshpet, Inc. (a)(b)	33,847	676,940
General Mills, Inc.	1,002,598	50,681,329
Hormel Foods Corp. (a)	480,840	15,608,066
Hostess Brands, Inc. Class A (a)(b)	143,616	1,757,860
Ingredion, Inc.	126,693	16,551,174
J&J Snack Foods Corp.	28,653	3,848,957
John B. Sanfilippo & Son, Inc. (a)	17,222	994,398
Kellogg Co.	443,496	29,359,435
Lamb Weston Holdings, Inc.	251,898	13,625,163
Lancaster Colony Corp.	37,363	4,421,537
Landec Corp. (b)	35,757	464,841
Lifeway Foods, Inc. (b)	1,962	13,263
Limoneira Co.	13,723	293,809
McCormick & Co., Inc. (non-vtg.)	210,732	22,501,963
Mondelez International, Inc.	2,666,723	117,069,140
Pilgrim's Pride Corp. (a)(b)	94,260	2,375,352
Pinnacle Foods, Inc.	202,857	10,946,164
Post Holdings, Inc. (b)	113,903	8,631,569
Sanderson Farms, Inc.	34,070	4,195,721
Seaboard Corp.	460	1,863,920
Seneca Foods Corp. Class A (b)	9,032	262,831
Snyders-Lance, Inc.	158,344	7,898,199
The Hain Celestial Group, Inc. (a)(b)	182,275	6,339,525
The Hershey Co.	248,403	24,408,079
The J.M. Smucker Co.	202,748	25,607,072
The Kraft Heinz Co.	1,065,085	71,413,949
The Simply Good Foods Co.	147,360	1,990,834
Tootsie Roll Industries, Inc. (a)	47,006	1,570,000
TreeHouse Foods, Inc. (a)(b)	96,338	3,662,771
Tyson Foods, Inc. Class A	537,196	39,956,638
		621,846,549
Household Products - 1.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	79,976	2,898,330
Church & Dwight Co., Inc.	447,235	21,999,490
Clorox Co.	229,135	29,576,746
Colgate-Palmolive Co.	1,565,447	107,968,880
Energizer Holdings, Inc.	108,084	5,888,416
HRG Group, Inc. (b)	268,050	4,232,510
Kimberly-Clark Corp.	629,814	69,858,969
Oil-Dri Corp. of America	2,105	75,906
Orchids Paper Products Co. (a)	12,438	133,087
Procter & Gamble Co.	4,537,547	356,288,190
Spectrum Brands Holdings, Inc. (a)	41,932	4,139,108
WD-40 Co. (a)	27,338	3,409,049
		606,468,681
Personal Products - 0.2%
Avon Products, Inc. (b)	750,697	1,974,333
Coty, Inc. Class A	845,306	16,331,312
Cyanotech Corp. (b)	2,300	11,960
Edgewell Personal Care Co. (a)(b)	95,191	4,773,829
elf Beauty, Inc. (a)(b)	35,801	660,170
Estee Lauder Companies, Inc. Class A	397,082	54,972,032
Herbalife Ltd. (a)(b)	106,702	9,827,254
Inter Parfums, Inc.	29,691	1,258,898
LifeVantage Corp. (b)	19,206	76,248
Mannatech, Inc.	599	8,506
MediFast, Inc.	36,423	2,323,423
Natural Health Trends Corp. (a)	11,452	199,608
Nature's Sunshine Products, Inc.	6,985	78,581
Nu Skin Enterprises, Inc. Class A	92,978	6,545,651
Revlon, Inc. (a)(b)	25,388	500,144
USANA Health Sciences, Inc. (b)	20,348	1,554,587
Veru, Inc. (b)	11,731	16,306
		101,112,842
Tobacco - 1.0%
22nd Century Group, Inc. (a)(b)	193,301	485,186
Alliance One International, Inc. (b)	8,945	178,453
Altria Group, Inc.	3,399,580	214,003,561
Philip Morris International, Inc.	2,767,037	286,526,681
Universal Corp.	48,780	2,397,537
Vector Group Ltd. (a)	198,591	3,979,764
		507,571,182

TOTAL CONSUMER STAPLES		3,374,954,030

ENERGY - 5.2%
Energy Equipment & Services - 0.8%
Archrock, Inc.	117,660	1,117,770
Aspen Aerogels, Inc. (b)	9,858	45,347
Baker Hughes, a GE Co. Class A	769,492	20,314,589
Basic Energy Services, Inc. (b)	42,877	693,750
Bristow Group, Inc. (a)	47,191	696,539
C&J Energy Services, Inc. (b)	129,736	3,113,664
Carbo Ceramics, Inc. (a)(b)	36,697	249,540
Core Laboratories NV (a)	76,525	7,879,014
Dawson Geophysical Co. (b)	19,081	105,136
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,445,085
Dril-Quip, Inc. (a)(b)	70,873	3,192,829
ENGlobal Corp. (b)	5,637	4,453
Ensco PLC Class A	738,074	3,277,049
Era Group, Inc. (b)	30,759	290,673
Exterran Corp. (b)	59,232	1,532,332
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	1,138,305
Forum Energy Technologies, Inc. (a)(b)	122,886	1,388,612
Frank's International NV (a)	90,617	473,927
Geospace Technologies Corp. (a)(b)	25,924	265,203
Gulf Island Fabrication, Inc.	17,861	147,353
Halliburton Co.	1,545,223	71,729,252
Helix Energy Solutions Group, Inc. (b)	241,675	1,440,383
Helmerich & Payne, Inc. (a)	187,432	12,098,736
Hornbeck Offshore Services, Inc. (b)	41,835	135,127
Independence Contract Drilling, Inc. (b)	45,769	189,941
ION Geophysical Corp. (b)	10,360	291,116
Key Energy Services, Inc. (b)	8,593	115,232
Mammoth Energy Services, Inc. (a)(b)	11,194	293,059
Matrix Service Co. (b)	47,813	683,726
McDermott International, Inc. (b)	550,049	4,015,358
Mitcham Industries, Inc. (b)	23,287	81,970
Nabors Industries Ltd.	544,293	3,521,576
National Oilwell Varco, Inc.	707,153	24,813,999
Natural Gas Services Group, Inc. (b)	21,602	537,890
NCS Multistage Holdings, Inc. (a)	41,493	606,628
Newpark Resources, Inc. (b)	153,002	1,262,267
Noble Corp. (a)(b)	421,660	1,636,041
Oceaneering International, Inc. (a)	170,909	3,141,307
Oil States International, Inc. (b)	89,813	2,209,400
Parker Drilling Co. (b)	180,331	162,298
Patterson-UTI Energy, Inc.	399,470	7,218,423
PHI, Inc. (non-vtg.) (b)	18,377	181,013
Pioneer Energy Services Corp. (b)	120,721	331,983
Profire Energy, Inc. (a)(b)	14,213	30,274
Ranger Energy Services, Inc. Class A	4,519	40,355
RigNet, Inc. (b)	15,376	206,038
Rowan Companies PLC (a)(b)	205,609	2,500,205
RPC, Inc. (a)	112,587	2,211,209
Schlumberger Ltd.	2,463,574	161,708,997
SEACOR Holdings, Inc. (b)	30,397	1,261,779
Smart Sand, Inc. (a)(b)	41,295	306,409
Solaris Oilfield Infrastructure, Inc. Class A	42,266	711,337
Superior Energy Services, Inc. (a)(b)	268,168	2,292,836
Synthesis Energy Systems, Inc. (a)(b)	17,261	44,879
TechnipFMC PLC	812,785	23,424,464
TETRA Technologies, Inc. (b)	186,418	676,697
Tidewater, Inc. (b)	55,017	1,376,525
Transocean Ltd. (United States) (a)(b)	745,357	6,790,202
U.S. Silica Holdings, Inc.	142,993	3,702,089
Unit Corp. (b)	95,665	1,832,941
Weatherford International PLC (a)(b)	1,832,295	4,818,936
Willbros Group, Inc. (b)	69,552	65,949
		398,070,016
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (b)	241,078	518,318
Adams Resources & Energy, Inc.	2,090	82,555
Aemetis, Inc. (b)	10,055	5,438
Amyris, Inc. (a)(b)	23,308	123,299
Anadarko Petroleum Corp.	968,693	55,254,249
Andeavor	257,277	23,057,165
Antero Resources Corp. (a)(b)	422,093	7,939,569
Apache Corp.	688,256	23,503,942
Approach Resources, Inc. (a)(b)	60,041	174,719
Arch Coal, Inc.	42,349	4,053,223
Barnwell Industries, Inc. (b)	2,847	5,609
Bill Barrett Corp. (b)	185,582	840,686
Bonanza Creek Energy, Inc.	37,069	1,039,044
Cabot Oil & Gas Corp.	829,554	20,042,025
California Resources Corp. (a)(b)	64,079	904,155
Callon Petroleum Co. (a)(b)	334,854	3,539,407
Camber Energy, Inc. (b)	376	33
Carrizo Oil & Gas, Inc. (a)(b)	129,850	1,824,393
Centennial Resource Development, Inc. Class A (a)(b)	293,522	5,600,400
Cheniere Energy, Inc. (b)	396,039	20,799,968
Chesapeake Energy Corp. (a)(b)	1,590,465	4,485,111
Chevron Corp.	3,383,664	378,699,675
Cimarex Energy Co.	170,015	16,336,741
Clean Energy Fuels Corp. (b)	207,470	288,383
Cloud Peak Energy, Inc. (b)	152,269	500,965
CNX Resources Corp. (b)	363,329	5,838,697
Comstock Resources, Inc. (a)(b)	24,083	164,728
Concho Resources, Inc. (b)	262,962	39,654,670
ConocoPhillips Co.	2,125,019	115,409,782
CONSOL Energy, Inc. (b)	45,416	1,439,233
Contango Oil & Gas Co. (b)	51,306	148,787
Continental Resources, Inc. (a)(b)	146,908	6,979,599
CVR Energy, Inc. (a)	23,933	708,895
Delek U.S. Holdings, Inc.	132,947	4,536,152
Denbury Resources, Inc. (a)(b)	776,911	1,701,435
Devon Energy Corp.	955,387	29,301,719
Diamondback Energy, Inc. (b)	170,639	21,268,445
Dorian Lpg Ltd. (b)	48,796	357,187
Earthstone Energy, Inc. (b)	37,545	345,414
Eclipse Resources Corp. (b)	169,538	272,956
Energen Corp. (b)	196,138	10,730,710
Energy XXI Gulf Coast, Inc.	77,532	407,043
EOG Resources, Inc.	1,036,351	105,106,718
EP Energy Corp. (a)(b)	91,298	137,860
EQT Corp.	438,857	22,078,896
Evolution Petroleum Corp.	53,534	430,949
Extraction Oil & Gas, Inc. (a)(b)	231,956	2,802,028
Exxon Mobil Corp.	7,552,064	571,993,327
Gastar Exploration, Inc. (a)(b)	285,601	193,209
Gener8 Maritime, Inc. (b)	186,799	1,036,734
Gevo, Inc. (a)(b)	7,805	3,524
Green Plains, Inc.	65,482	1,198,321
Gulfport Energy Corp. (a)(b)	275,383	2,671,215
Halcon Resources Corp. (a)(b)	292,167	1,767,610
Hallador Energy Co.	29,822	196,825
Hess Corp.	480,039	21,803,371
HollyFrontier Corp.	309,150	13,240,895
Houston American Energy Corp. (a)(b)	36,485	9,851
International Seaways, Inc. (b)	72,136	1,173,653
Isramco, Inc. (b)	123	12,903
Jagged Peak Energy, Inc. (a)(b)	69,960	860,508
Jones Energy, Inc. (a)	91,542	84,219
Kinder Morgan, Inc.	3,438,195	55,698,759
Kosmos Energy Ltd. (a)(b)	380,364	2,050,162
Laredo Petroleum, Inc. (a)(b)	240,236	2,015,580
Lilis Energy, Inc. (a)(b)	43,293	158,885
Lonestar Resources U.S., Inc. (b)	18,853	75,601
Marathon Oil Corp.	1,482,870	21,531,272
Marathon Petroleum Corp.	877,770	56,229,946
Matador Resources Co. (a)(b)	176,342	5,089,230
Midstates Petroleum Co., Inc. (b)	37,462	504,988
Murphy Oil Corp. (a)	294,440	7,464,054
NACCO Industries, Inc. Class A	7,854	323,585
Newfield Exploration Co. (b)	346,789	8,090,587
Nextdecade Corp. (b)	29,373	174,769
Noble Energy, Inc.	903,623	26,955,074
Northern Oil & Gas, Inc. (a)(b)	93,777	194,118
Oasis Petroleum, Inc. (b)	473,442	3,730,723
Occidental Petroleum Corp.	1,358,030	89,086,768
ONEOK, Inc.	728,810	41,053,867
Overseas Shipholding Group, Inc. (b)	80,103	141,782
Pacific Ethanol, Inc. (b)	51,285	210,269
Panhandle Royalty Co. Class A	32,305	576,644
Par Pacific Holdings, Inc. (b)	53,028	902,537
Parsley Energy, Inc. Class A (b)	426,877	10,791,451
PBF Energy, Inc. Class A	185,150	5,426,747
PDC Energy, Inc. (b)	114,514	6,015,420
Peabody Energy Corp.	204,690	8,332,930
Penn Virginia Corp. (b)	26,001	969,837
Petroquest Energy, Inc. (b)	17,737	25,009
Phillips 66 Co.	748,257	67,619,985
Pioneer Natural Resources Co.	305,075	51,932,917
QEP Resources, Inc. (b)	417,391	3,597,910
Range Resources Corp. (a)	384,238	5,106,523
Renewable Energy Group, Inc. (a)(b)	62,786	696,925
Resolute Energy Corp. (a)(b)	30,507	991,478
Rex American Resources Corp. (b)	9,008	727,126
Rex Energy Corp. (a)(b)	6,338	5,853
Ring Energy, Inc. (b)	84,537	1,147,167
RSP Permian, Inc. (b)	219,603	8,412,991
Sanchez Energy Corp. (a)(b)	110,256	323,050
SandRidge Energy, Inc. (a)(b)	53,660	754,460
SemGroup Corp. Class A	110,250	2,447,550
SilverBow Resources, Inc. (b)	9,186	255,095
SM Energy Co. (a)	179,312	3,288,582
Southwestern Energy Co. (b)	872,953	3,116,442
Src Energy, Inc. (b)	408,694	3,625,116
Stone Energy Corp.	44,486	1,346,146
Targa Resources Corp.	382,414	17,074,785
Tellurian, Inc. (a)(b)	102,357	893,577
Tengasco, Inc. (b)	1,261	846
The Williams Companies, Inc.	1,452,613	40,324,537
Torchlight Energy Resources, Inc. (a)(b)	48,218	55,933
TransAtlantic Petroleum Ltd. (b)	18,382	26,470
U.S. Energy Corp. (a)(b)	2,263	2,897
Ultra Petroleum Corp. (a)	342,191	1,262,685
Uranium Energy Corp. (a)(b)	246,510	320,463
VAALCO Energy, Inc. (b)	68,248	58,693
Valero Energy Corp.	775,198	70,093,403
Vertex Energy, Inc. (b)	17,824	16,220
W&T Offshore, Inc. (b)	151,259	588,398
Warrior Metropolitan Coal, Inc.	77,691	2,424,736
Westmoreland Coal Co. (a)(b)	31,012	13,059
Westwater Resources, Inc. (a)(b)	2,190	1,643
Whiting Petroleum Corp. (a)(b)	153,187	4,168,218
WildHorse Resource Development Corp. (a)(b)	44,975	763,676
World Fuel Services Corp.	116,948	2,672,262
WPX Energy, Inc. (b)	680,691	9,618,164
Zion Oil & Gas, Inc. (a)(b)	91,553	371,705
		2,215,655,420

TOTAL ENERGY		2,613,725,436

FINANCIALS - 15.3%
Banks - 6.9%
1st Source Corp.	33,223	1,638,558
Access National Corp.	21,459	599,779
ACNB Corp.	3,789	106,092
Allegiance Bancshares, Inc. (b)	20,938	798,785
American National Bankshares, Inc.	2,748	99,203
Ameris Bancorp	68,985	3,666,553
Ames National Corp.	2,652	70,411
Arrow Financial Corp.	17,457	562,988
Associated Banc-Corp.	292,694	7,229,542
Atlantic Capital Bancshares, Inc. (b)	43,769	757,204
Banc of California, Inc.	80,001	1,596,020
BancFirst Corp.	35,422	1,886,222
Bancorp, Inc., Delaware (b)	84,963	898,059
BancorpSouth Bank	160,679	5,061,389
Bank of America Corp.	17,253,192	553,827,463
Bank of Commerce Holdings	29,023	313,448
Bank of Hawaii Corp.	95,554	7,836,384
Bank of Marin Bancorp	8,356	552,749
Bank of the Ozarks, Inc.	240,055	11,976,344
BankUnited, Inc.	186,241	7,490,613
Banner Corp.	61,987	3,426,641
Bar Harbor Bankshares	27,763	752,377
Bay Bancorp, Inc. (b)	8,513	109,392
BB&T Corp.	1,417,774	77,056,017
BCB Bancorp, Inc.	17,750	271,575
Berkshire Hills Bancorp, Inc.	64,958	2,387,207
Blue Hills Bancorp, Inc.	49,471	996,841
BOK Financial Corp.	55,786	5,268,988
Boston Private Financial Holdings, Inc.	148,661	2,170,451
Bridge Bancorp, Inc.	53,457	1,774,772
Brookline Bancorp, Inc., Delaware	125,282	1,985,720
Bryn Mawr Bank Corp.	33,723	1,468,637
Byline Bancorp, Inc.	15,042	346,869
C & F Financial Corp.	1,992	92,329
Camden National Corp.	25,093	1,059,426
Capital City Bank Group, Inc.	7,146	171,504
Carolina Financial Corp.	30,727	1,192,515
Cathay General Bancorp	141,608	5,814,424
CBTX, Inc. (a)	4,374	120,766
Centerstate Banks of Florida, Inc.	112,474	3,063,792
Central Pacific Financial Corp.	46,756	1,303,090
Central Valley Community Bancorp	4,570	89,115
Century Bancorp, Inc. Class A (non-vtg.)	1,470	112,896
Chemical Financial Corp.	128,787	7,107,755
CIT Group, Inc.	249,047	13,211,943
Citigroup, Inc.	4,704,604	355,150,556
Citizens & Northern Corp.	8,777	196,517
Citizens Financial Group, Inc.	870,236	37,846,564
City Holding Co.	25,184	1,696,646
Civista Bancshares, Inc.	10,636	239,629
CNB Financial Corp., Pennsylvania	22,243	597,892
CoBiz, Inc.	59,813	1,134,054
Columbia Banking Systems, Inc.	123,059	5,141,405
Comerica, Inc.	314,699	30,595,037
Commerce Bancshares, Inc.	174,437	10,077,225
Community Bank System, Inc.	95,374	5,084,388
Community Bankers Trust Corp. (b)	24,176	200,661
Community Financial Corp.	3,879	144,532
Community Trust Bancorp, Inc.	30,823	1,340,801
ConnectOne Bancorp, Inc.	44,434	1,279,699
Cullen/Frost Bankers, Inc.	107,671	11,196,707
Customers Bancorp, Inc. (b)	47,427	1,391,508
CVB Financial Corp.	187,527	4,313,121
Eagle Bancorp, Inc. (b)	57,523	3,511,779
East West Bancorp, Inc.	249,361	16,345,614
Enterprise Bancorp, Inc.	15,551	485,036
Enterprise Financial Services Corp.	42,931	2,011,317
Equity Bancshares, Inc. (b)	15,823	584,502
Evans Bancorp, Inc.	6,302	271,616
Farmers & Merchants Bancorp, Inc.	18,588	687,756
Farmers Capital Bank Corp.	12,316	448,302
Farmers National Banc Corp.	66,489	897,602
FCB Financial Holdings, Inc. Class A (b)	80,361	4,311,368
Fidelity Southern Corp.	33,831	761,536
Fifth Third Bancorp	1,290,331	42,645,440
Financial Institutions, Inc.	20,978	644,025
First Bancorp, North Carolina	51,804	1,793,973
First Bancorp, Puerto Rico (b)	301,460	1,817,804
First Bancshares, Inc.	15,865	503,714
First Busey Corp.	77,279	2,291,322
First Business Finance Services, Inc.	3,936	94,661
First Citizen Bancshares, Inc.	16,689	6,794,092
First Commonwealth Financial Corp.	162,059	2,263,964
First Community Bancshares, Inc.	14,260	387,159
First Connecticut Bancorp, Inc.	13,599	340,655
First Financial Bancorp, Ohio	103,444	2,813,677
First Financial Bankshares, Inc. (a)	118,200	5,437,200
First Financial Corp., Indiana	17,277	741,183
First Financial Northwest, Inc.	2,197	34,757
First Foundation, Inc. (b)	55,932	1,021,318
First Hawaiian, Inc.	112,111	3,115,565
First Horizon National Corp.	537,239	10,234,403
First Internet Bancorp	13,171	498,522
First Interstate Bancsystem, Inc.	47,490	1,875,855
First Merchants Corp.	71,357	2,949,185
First Mid-Illinois Bancshares, Inc.	15,730	537,022
First Midwest Bancorp, Inc., Delaware	180,831	4,379,727
First Northwest Bancorp (b)	5,375	86,000
First of Long Island Corp.	37,824	1,030,704
First Republic Bank	279,150	25,905,120
First United Corp. (b)	3,395	58,564
Flushing Financial Corp.	47,044	1,256,075
FNB Corp., Pennsylvania	588,594	8,252,088
Franklin Financial Network, Inc. (b)	20,997	651,957
Fulton Financial Corp.	320,846	5,807,313
German American Bancorp, Inc.	33,825	1,120,622
Glacier Bancorp, Inc.	143,379	5,577,443
Great Southern Bancorp, Inc.	16,765	811,426
Great Western Bancorp, Inc.	113,857	4,655,613
Green Bancorp, Inc. (a)(b)	40,300	878,540
Guaranty Bancorp	49,165	1,349,579
Hancock Holding Co.	152,688	7,893,970
Hanmi Financial Corp.	52,514	1,604,303
HarborOne Bancorp, Inc. (b)	44,762	861,221
Heartland Financial U.S.A., Inc.	50,587	2,698,816
Heritage Commerce Corp.	59,915	945,459
Heritage Financial Corp., Washington	51,567	1,534,118
Hilltop Holdings, Inc.	136,474	3,317,683
Home Bancshares, Inc.	341,409	7,848,993
HomeTrust Bancshares, Inc. (b)	28,372	736,253
Hope Bancorp, Inc.	237,380	4,287,083
Horizon Bancorp Industries	38,142	1,079,419
Howard Bancorp, Inc. (b)	9,598	172,764
Huntington Bancshares, Inc.	1,891,662	29,699,093
IBERIABANK Corp.	90,251	7,292,281
Independent Bank Corp.	29,867	682,461
Independent Bank Corp., Massachusetts	50,102	3,477,079
Independent Bank Group, Inc.	29,760	2,089,152
International Bancshares Corp.	106,256	4,106,794
Investar Holding Corp.	8,384	204,150
Investors Bancorp, Inc.	516,646	6,974,721
JPMorgan Chase & Co.	6,174,126	713,111,553
KeyCorp	1,887,018	39,872,690
Lakeland Bancorp, Inc.	71,024	1,356,558
Lakeland Financial Corp.	43,110	1,953,314
LegacyTexas Financial Group, Inc.	83,607	3,502,297
Live Oak Bancshares, Inc.	47,360	1,236,096
M&T Bank Corp.	281,116	53,367,061
Macatawa Bank Corp.	22,839	225,878
MainSource Financial Group, Inc.	38,520	1,454,900
MB Financial, Inc.	144,722	5,935,049
MBT Financial Corp.	19,637	200,297
Mercantile Bank Corp.	25,655	849,181
Merchants Bancorp/IN	6,381	130,811
Midland States Bancorp, Inc.	9,812	307,606
Midsouth Bancorp, Inc.	23,289	291,113
MidWestOne Financial Group, Inc.	15,589	496,042
MutualFirst Financial, Inc.	20,181	720,462
National Bank Holdings Corp.	47,060	1,533,685
National Bankshares, Inc. (a)	5,803	231,250
National Commerce Corp. (b)	21,772	935,107
NBT Bancorp, Inc.	92,219	3,209,221
Nicolet Bankshares, Inc. (b)	9,989	540,105
Northeast Bancorp	10,393	228,126
Northrim Bancorp, Inc.	6,518	216,724
Norwood Financial Corp.	7,600	224,352
OFG Bancorp (a)	71,939	773,344
Ohio Valley Banc Corp.	3,608	141,253
Old Line Bancshares, Inc.	8,031	254,021
Old National Bancorp, Indiana	272,863	4,638,671
Old Point Financial Corp.	1,881	47,213
Old Second Bancorp, Inc.	36,720	504,900
Opus Bank	31,202	875,216
Orrstown Financial Services, Inc.	5,669	140,024
Pacific Mercantile Bancorp (b)	10,321	85,148
Pacific Premier Bancorp, Inc. (b)	71,645	3,012,672
PacWest Bancorp	249,776	13,023,321
Park National Corp.	26,938	2,721,277
PCSB Financial Corp.	61,717	1,184,349
Peapack-Gladstone Financial Corp.	27,837	918,064
Penns Woods Bancorp, Inc.	3,854	156,511
People's Utah Bancorp	31,031	941,791
Peoples Bancorp of North Carolina	4,241	118,112
Peoples Bancorp, Inc.	27,844	960,340
Peoples Financial Services Corp.	12,111	498,610
Peoples United Financial, Inc.	659,838	12,629,299
Pinnacle Financial Partners, Inc.	128,020	8,263,691
PNC Financial Services Group, Inc.	849,955	134,003,905
Popular, Inc.	183,067	7,690,645
Preferred Bank, Los Angeles	21,681	1,351,377
Premier Financial Bancorp, Inc.	4,507	79,413
Prosperity Bancshares, Inc.	133,535	10,015,125
QCR Holdings, Inc.	31,102	1,356,047
Regions Financial Corp.	2,110,816	40,970,939
Reliant Bancorp, Inc. (a)	8,584	204,213
Renasant Corp.	83,390	3,482,366
Republic Bancorp, Inc., Kentucky Class A	18,205	678,136
Republic First Bancorp, Inc. (a)(b)	116,122	981,231
S&T Bancorp, Inc.	72,150	2,847,039
Sandy Spring Bancorp, Inc.	55,116	2,136,296
Seacoast Banking Corp., Florida (b)	72,714	1,906,561
ServisFirst Bancshares, Inc.	88,788	3,565,726
Shore Bancshares, Inc.	6,745	114,800
Sierra Bancorp	11,641	302,899
Signature Bank (b)	99,740	14,580,991
Simmons First National Corp. Class A	139,572	3,970,823
SmartFinancial, Inc. (b)	7,194	156,973
South State Corp.	66,819	5,793,207
Southern First Bancshares, Inc. (b)	4,963	209,190
Southern National Bancorp of Virginia, Inc.	38,866	597,759
Southside Bancshares, Inc.	47,031	1,570,835
State Bank Financial Corp.	66,178	1,915,191
Sterling Bancorp	417,699	9,711,502
Stock Yards Bancorp, Inc.	30,796	1,080,940
Summit Financial Group, Inc.	7,690	184,176
SunTrust Banks, Inc.	861,829	60,190,137
SVB Financial Group (b)	96,352	23,989,721
Synovus Financial Corp.	230,632	11,370,158
TCF Financial Corp.	303,183	6,760,981
Texas Capital Bancshares, Inc. (b)	86,508	7,803,022
The First Bancorp, Inc.	17,759	478,783
Tompkins Financial Corp.	24,657	1,892,178
TowneBank	115,002	3,283,307
Trico Bancshares	37,499	1,400,588
TriState Capital Holdings, Inc. (b)	37,306	833,789
Triumph Bancorp, Inc. (b)	32,105	1,314,700
Trustmark Corp.	125,196	3,911,123
Two River Bancorp	3,500	59,990
U.S. Bancorp	2,824,836	153,558,085
UMB Financial Corp.	85,559	6,245,807
Umpqua Holdings Corp.	368,620	7,855,292
Union Bankshares Corp.	104,822	3,918,246
Union Bankshares, Inc.	1,824	93,571
United Bankshares, Inc., West Virginia (a)	191,327	6,792,109
United Community Bank, Inc.	132,387	4,092,082
United Security Bancshares, California	5,985	61,047
Unity Bancorp, Inc.	5,913	122,103
Univest Corp. of Pennsylvania	57,919	1,586,981
Valley National Bancorp	592,760	7,391,717
Veritex Holdings, Inc. (b)	31,035	861,532
Washington Trust Bancorp, Inc.	26,445	1,371,173
Webster Financial Corp.	163,732	8,936,493
Wells Fargo & Co.	7,895,137	461,154,952
WesBanco, Inc.	85,305	3,515,419
West Bancorp., Inc.	59,222	1,439,095
Westamerica Bancorp. (a)	50,684	2,903,686
Western Alliance Bancorp. (b)	173,471	10,141,115
Wintrust Financial Corp.	92,607	7,826,218
Zions Bancorporation	354,085	19,464,052
		3,442,523,160
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	100,052	18,945,847
Ameriprise Financial, Inc.	258,160	40,386,550
Arlington Asset Investment Corp. (a)	39,851	431,188
Artisan Partners Asset Management, Inc.	93,464	3,154,410
Ashford, Inc. (b)	1,254	124,083
Associated Capital Group, Inc.	6,083	209,864
B. Riley Financial, Inc. (a)	24,014	444,259
Bank of New York Mellon Corp.	1,816,595	103,600,413
BGC Partners, Inc. Class A	395,046	5,222,508
BlackRock, Inc. Class A	219,677	120,697,134
Brighthouse Financial, Inc.	167,673	9,099,614
Cboe Global Markets, Inc.	209,341	23,448,285
Charles Schwab Corp.	2,117,112	112,249,278
CME Group, Inc.	606,478	100,772,384
Cohen & Steers, Inc.	39,455	1,578,200
Cowen Group, Inc. Class A (a)(b)	42,436	608,957
Diamond Hill Investment Group, Inc.	5,350	1,096,911
E*TRADE Financial Corp. (b)	466,118	24,345,343
Eaton Vance Corp. (non-vtg.)	215,304	11,396,041
Evercore, Inc. Class A	86,895	8,085,580
FactSet Research Systems, Inc.	68,243	13,865,613
Federated Investors, Inc. Class B (non-vtg.) (a)	166,109	5,411,831
Financial Engines, Inc.	110,645	3,706,608
Franklin Resources, Inc.	580,185	22,435,754
Gain Capital Holdings, Inc. (a)	33,946	240,677
GAMCO Investors, Inc. Class A	6,083	163,024
Goldman Sachs Group, Inc.	621,663	163,453,853
Great Elm Capital Group, Inc. (b)	8,360	30,932
Greenhill & Co., Inc.	46,751	951,383
Hamilton Lane, Inc. Class A	48,843	1,706,574
Houlihan Lokey	45,634	2,118,330
Institutional Financial Markets, Inc.	688	7,238
Interactive Brokers Group, Inc.	119,445	8,289,483
IntercontinentalExchange, Inc.	1,037,103	75,791,487
INTL FCStone, Inc. (b)	23,975	950,609
Invesco Ltd.	712,513	23,185,173
Investment Technology Group, Inc.	55,680	1,103,578
Janus Henderson Group PLC	330,000	11,662,200
Ladenburg Thalmann Financial Services, Inc.	146,974	490,893
Lazard Ltd. Class A	239,535	12,927,704
Legg Mason, Inc.	154,159	6,152,486
LPL Financial	183,282	11,779,534
Manning & Napier, Inc. Class A	21,800	65,400
MarketAxess Holdings, Inc.	66,734	13,506,962
Moelis & Co. Class A	54,806	2,781,405
Moody's Corp.	299,863	50,041,137
Morgan Stanley	2,471,769	138,468,499
Morningstar, Inc.	35,957	3,360,182
MSCI, Inc.	162,901	23,053,750
Northern Trust Corp.	383,716	40,624,013
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	359,673
Piper Jaffray Companies	27,505	2,296,668
PJT Partners, Inc.	43,421	2,075,958
Pzena Investment Management, Inc.	4,972	54,095
Raymond James Financial, Inc.	235,353	21,819,577
S&P Global, Inc.	453,957	87,068,953
Safeguard Scientifics, Inc. (b)	26,745	326,289
SEI Investments Co.	229,425	16,709,023
Silvercrest Asset Management Group Class A	6,008	90,721
State Street Corp.	660,001	70,059,106
Stifel Financial Corp.	118,002	7,536,788
T. Rowe Price Group, Inc.	431,192	48,250,385
TD Ameritrade Holding Corp.	484,165	27,839,488
The NASDAQ OMX Group, Inc.	201,312	16,255,944
TheStreet.com, Inc. (b)	3,696	4,509
U.S. Global Investments, Inc. Class A (a)	7,637	25,966
Vector Capital Corp. rights (b)(c)	4,280	0
Virtu Financial, Inc. Class A (a)	77,143	2,291,147
Virtus Investment Partners, Inc.	10,135	1,247,112
Waddell & Reed Financial, Inc. Class A (a)	156,809	3,136,180
Westwood Holdings Group, Inc.	10,927	593,773
WisdomTree Investments, Inc. (a)	190,333	1,829,100
		1,534,093,616
Consumer Finance - 0.8%
Ally Financial, Inc.	799,706	22,311,797
American Express Co.	1,274,006	124,228,325
Asta Funding, Inc. (b)	4,468	43,786
Atlanticus Holdings Corp. (b)	35,598	78,316
Capital One Financial Corp.	869,805	85,180,004
Consumer Portfolio Services, Inc. (b)	11,930	45,215
Credit Acceptance Corp. (a)(b)	21,395	6,732,793
Discover Financial Services	653,137	51,486,790
Elevate Credit, Inc.	13,402	95,690
Encore Capital Group, Inc. (a)(b)	44,570	1,907,596
Enova International, Inc. (b)	64,170	1,411,740
EZCORP, Inc. (non-vtg.) Class A (a)(b)	86,606	1,125,878
First Cash Financial Services, Inc.	90,535	6,672,430
Green Dot Corp. Class A (b)	82,312	5,360,981
Imperial Holdings, Inc. warrants 4/11/19 (b)	1,880	0
LendingClub Corp. (b)	672,404	2,118,073
Navient Corp.	480,094	6,222,018
Nelnet, Inc. Class A	36,382	2,013,380
Nicholas Financial, Inc. (b)	5,705	50,946
OneMain Holdings, Inc. (b)	133,837	4,103,442
PRA Group, Inc. (a)(b)	79,585	3,048,106
Regional Management Corp. (b)	12,187	364,635
Santander Consumer U.S.A. Holdings, Inc.	199,933	3,268,905
SLM Corp. (b)	803,335	8,764,385
Synchrony Financial	1,327,872	48,321,262
World Acceptance Corp. (a)(b)	10,919	1,174,011
		386,130,504
Diversified Financial Services - 1.5%
Acushnet Holdings Corp. (a)	81,949	1,736,499
Alteryx, Inc. (a)	48,068	1,643,445
At Home Group, Inc. (a)(b)	11,583	342,741
Berkshire Hathaway, Inc. Class B (b)	3,416,712	707,942,726
Cannae Holdings, Inc. (b)	119,032	2,187,808
Cotiviti Holdings, Inc. (b)	64,469	2,160,356
Donnelley Financial Solutions, Inc. (b)	58,021	1,004,344
FB Financial Corp. (b)	19,661	777,199
Granite Point Mortgage Trust, Inc. (a)	74,859	1,261,374
Leucadia National Corp.	564,714	13,547,489
Marlin Business Services Corp.	13,319	343,630
On Deck Capital, Inc. (b)	61,562	319,507
Sachem Capital Corp.	200	684
Senseonics Holdings, Inc. (a)(b)	90,488	261,510
Tiptree, Inc.	33,155	190,641
Varex Imaging Corp. (a)(b)	67,867	2,367,880
Voya Financial, Inc.	328,653	16,767,876
		752,855,709
Insurance - 2.7%
AFLAC, Inc.	690,530	61,374,306
Alleghany Corp.	29,171	17,682,002
Allstate Corp.	633,395	58,437,023
AMBAC Financial Group, Inc. (b)	77,952	1,180,973
American Equity Investment Life Holding Co.	151,614	4,640,905
American Financial Group, Inc.	124,528	14,046,758
American International Group, Inc.	1,591,681	91,266,989
American National Insurance Co.	20,619	2,410,361
Amerisafe, Inc.	34,393	1,926,008
AmTrust Financial Services, Inc. (a)	184,814	2,212,224
Aon PLC	440,852	61,860,353
Arch Capital Group Ltd. (b)	231,967	20,468,768
Argo Group International Holdings, Ltd.	52,927	3,082,998
Arthur J. Gallagher & Co.	313,018	21,632,674
Aspen Insurance Holdings Ltd.	111,432	4,056,125
Assurant, Inc.	94,584	8,084,094
Assured Guaranty Ltd.	219,846	7,602,275
Athene Holding Ltd. (b)	148,209	6,996,947
Atlas Financial Holdings, Inc. (b)	9,356	164,198
Axis Capital Holdings Ltd.	153,356	7,566,585
Baldwin & Lyons, Inc. Class B	11,829	267,927
Brown & Brown, Inc.	204,333	10,756,089
Chubb Ltd.	824,941	117,075,627
Cincinnati Financial Corp.	278,941	20,806,209
Citizens, Inc. Class A (a)(b)	62,312	426,837
CNA Financial Corp.	65,156	3,326,865
CNO Financial Group, Inc.	290,469	6,547,171
Crawford & Co. Class B	31,537	282,887
Donegal Group, Inc. Class A	8,008	126,606
eHealth, Inc. (b)	26,343	429,127
EMC Insurance Group	8,724	227,696
Employers Holdings, Inc.	59,823	2,342,070
Enstar Group Ltd. (b)	18,704	3,703,392
Erie Indemnity Co. Class A	40,854	4,725,582
Everest Re Group Ltd.	73,791	17,727,550
FBL Financial Group, Inc. Class A	16,450	1,067,605
Federated National Holding Co.	19,431	300,209
First Acceptance Corp. (b)	4,055	4,136
First American Financial Corp.	199,779	11,593,175
FNF Group	485,332	19,379,307
Genworth Financial, Inc. Class A (b)	956,877	2,602,705
Global Indemnity Ltd.	13,709	507,233
Greenlight Capital Re, Ltd. (b)	42,022	689,161
Hallmark Financial Services, Inc. (b)	10,337	101,613
Hanover Insurance Group, Inc.	74,612	8,051,381
Hartford Financial Services Group, Inc.	624,209	32,989,446
HCI Group, Inc. (a)	13,167	455,973
Health Insurance Innovations, Inc. (a)(b)	22,858	713,170
Heritage Insurance Holdings, Inc. (a)	60,181	1,003,819
Horace Mann Educators Corp.	74,869	3,080,859
Independence Holding Co.	16,014	456,399
Infinity Property & Casualty Corp.	20,622	2,432,365
Investors Title Co.	1,086	209,055
James River Group Holdings Ltd.	48,336	1,581,071
Kemper Corp.	85,524	4,823,554
Kingstone Companies, Inc.	9,045	172,760
Kinsale Capital Group, Inc.	33,893	1,660,757
Lincoln National Corp.	381,053	29,024,807
Loews Corp.	488,564	24,100,862
Maiden Holdings Ltd.	125,108	750,648
Markel Corp. (b)	24,852	27,635,424
Marsh & McLennan Companies, Inc.	902,556	74,930,199
MBIA, Inc. (a)(b)	228,577	1,826,330
Mercury General Corp.	75,263	3,435,003
MetLife, Inc.	1,875,342	86,622,047
National General Holdings Corp.	106,900	2,456,562
National Western Life Group, Inc.	3,602	1,098,610
Navigators Group, Inc.	43,776	2,359,526
NI Holdings, Inc.	11,972	192,869
Old Republic International Corp.	448,152	8,976,485
Primerica, Inc.	78,573	7,660,868
Principal Financial Group, Inc.	477,159	29,741,320
ProAssurance Corp.	109,792	5,248,058
Progressive Corp.	1,028,543	59,223,506
Prudential Financial, Inc.	752,136	79,967,100
Reinsurance Group of America, Inc.	113,457	17,448,552
RenaissanceRe Holdings Ltd.	73,938	9,484,767
RLI Corp.	76,037	4,623,050
Safety Insurance Group, Inc.	27,828	1,985,528
Selective Insurance Group, Inc.	108,704	6,179,822
State Auto Financial Corp.	23,497	648,047
Stewart Information Services Corp.	39,769	1,595,930
The Travelers Companies, Inc.	482,280	67,036,920
Third Point Reinsurance Ltd. (b)	151,089	2,100,137
Torchmark Corp.	190,445	16,258,290
Trupanion, Inc. (a)(b)	32,968	976,842
United Fire Group, Inc.	36,055	1,603,726
United Insurance Holdings Corp.	29,576	578,211
Universal Insurance Holdings, Inc.	52,834	1,548,036
Unum Group	398,123	20,288,348
Validus Holdings Ltd.	153,622	10,390,992
W.R. Berkley Corp.	176,033	12,037,137
White Mountains Insurance Group Ltd.	8,265	6,668,615
Willis Group Holdings PLC	233,572	36,881,019
WMI Holdings Corp. (b)	391,046	504,449
XL Group Ltd.	452,595	19,149,294
		1,362,577,890
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	38,728	633,590
AGNC Investment Corp.	704,418	12,637,259
American Capital Mortgage Investment Corp.	77,847	1,323,399
Annaly Capital Management, Inc.	2,041,014	20,471,370
Anworth Mortgage Asset Corp.	251,516	1,146,913
Apollo Commercial Real Estate Finance, Inc. (a)	157,668	2,879,018
Arbor Realty Trust, Inc.	80,640	690,278
Ares Commercial Real Estate Corp.	39,618	488,094
Armour Residential REIT, Inc.	61,211	1,311,140
Blackstone Mortgage Trust, Inc. (a)	177,482	5,510,816
Capstead Mortgage Corp.	189,470	1,582,075
Cherry Hill Mortgage Investment Corp.	12,023	193,811
Chimera Investment Corp.	351,948	5,898,648
CYS Investments, Inc.	308,884	1,952,147
Dynex Capital, Inc.	68,104	409,986
Ellington Residential Mortgage REIT	15,540	164,724
Five Oaks Investment Corp.	6,106	19,722
Great Ajax Corp.	14,698	190,780
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	96,779	1,703,310
Invesco Mortgage Capital, Inc.	180,605	2,775,899
KKR Real Estate Finance Trust, Inc. (a)	46,076	903,090
Ladder Capital Corp. Class A	150,953	2,229,576
MFA Financial, Inc.	709,807	5,053,826
New Residential Investment Corp.	591,562	9,541,895
New York Mortgage Trust, Inc. (a)	227,021	1,250,886
Orchid Island Capital, Inc. (a)	73,768	530,392
Owens Realty Mortgage, Inc.	54,252	767,666
PennyMac Mortgage Investment Trust	137,871	2,298,310
Redwood Trust, Inc.	147,922	2,167,057
Resource Capital Corp. (a)	40,594	352,762
Starwood Property Trust, Inc.	494,344	10,010,466
Two Harbors Investment Corp.	324,272	4,763,556
Western Asset Mortgage Capital Corp. (a)	88,849	783,648
ZAIS Financial Corp.	18,554	256,045
		102,892,154
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	632,584
Thrifts & Mortgage Finance - 0.2%
Atlantic Coast Financial Corp. (b)	165,307	1,710,927
BankFinancial Corp.	19,300	309,379
Bear State Financial, Inc.	13,571	139,238
Beneficial Bancorp, Inc.	178,014	2,670,210
BofI Holding, Inc. (a)(b)	104,951	3,903,128
BSB Bancorp, Inc. (b)	6,958	201,782
Capitol Federal Financial, Inc.	280,441	3,502,708
Charter Financial Corp.	26,857	533,111
Clifton Bancorp, Inc.	32,703	504,280
Dime Community Bancshares, Inc.	51,879	933,822
Entegra Financial Corp. (b)	3,030	85,143
ESSA Bancorp, Inc.	4,298	62,622
Essent Group Ltd. (b)	146,912	6,624,262
Farmer Mac Class C (non-vtg.)	17,857	1,358,203
First Defiance Financial Corp.	13,178	701,201
Flagstar Bancorp, Inc. (b)	37,206	1,311,884
FS Bancorp, Inc.	3,111	168,927
Hingham Institution for Savings	2,103	420,621
Home Bancorp, Inc.	7,195	298,593
HomeStreet, Inc. (b)	54,010	1,550,087
Impac Mortgage Holdings, Inc. (a)(b)	22,924	204,024
Kearny Financial Corp.	157,909	2,052,817
Lendingtree, Inc. (a)(b)	13,423	4,677,916
Malvern Bancorp, Inc. (b)	6,089	145,223
Meridian Bancorp, Inc. Maryland	112,706	2,259,755
Meta Financial Group, Inc.	16,728	1,796,587
MGIC Investment Corp. (b)	655,087	9,033,650
Nationstar Mortgage Holdings, Inc. (a)(b)	63,329	1,084,192
New York Community Bancorp, Inc.	878,574	11,966,178
NMI Holdings, Inc. (b)	95,441	1,894,504
Northfield Bancorp, Inc.	77,835	1,207,999
Northwest Bancshares, Inc.	218,925	3,592,559
OceanFirst Financial Corp.	74,436	1,926,404
Ocwen Financial Corp. (a)(b)	179,422	653,096
Oritani Financial Corp.	122,108	1,904,885
PennyMac Financial Services, Inc. (b)	35,269	821,768
PHH Corp. (b)	94,843	1,003,439
Poage Bankshares, Inc.	2,365	45,053
Provident Financial Holdings, Inc.	3,066	55,863
Provident Financial Services, Inc.	124,224	3,090,693
Radian Group, Inc.	389,840	7,999,517
Riverview Bancorp, Inc.	6,875	59,400
Security National Financial Corp. Class A	12,342	62,327
SI Financial Group, Inc.	3,746	53,942
Southern Missouri Bancorp, Inc.	5,377	181,850
Territorial Bancorp, Inc.	13,244	395,598
TFS Financial Corp.	190,147	2,787,555
Timberland Bancorp, Inc.	5,034	143,721
Trustco Bank Corp., New York	154,057	1,309,485
United Community Financial Corp.	43,226	399,408
United Financial Bancorp, Inc. New	84,987	1,325,797
Walker & Dunlop, Inc.	49,313	2,383,297
Washington Federal, Inc.	157,606	5,468,928
Waterstone Financial, Inc.	41,772	718,478
Westfield Financial, Inc.	33,310	331,435
WSFS Financial Corp.	55,306	2,638,096
		102,665,567

TOTAL FINANCIALS		7,684,371,184

HEALTH CARE - 13.4%
Biotechnology - 3.2%
AbbVie, Inc.	2,840,341	328,996,698
Abeona Therapeutics, Inc. (a)(b)	62,198	861,442
ACADIA Pharmaceuticals, Inc. (a)(b)	184,318	4,592,283
Acceleron Pharma, Inc. (b)	65,396	2,742,054
Achaogen, Inc. (a)(b)	54,118	564,451
Achillion Pharmaceuticals, Inc. (b)	199,588	648,661
Acorda Therapeutics, Inc. (a)(b)	83,616	1,985,880
Actinium Pharmaceuticals, Inc. (b)	38,656	16,622
Actinium Pharmaceuticals, Inc. rights 3/2/18 (b)	38,656	0
Adamas Pharmaceuticals, Inc. (a)(b)	32,378	791,642
Aduro Biotech, Inc. (a)(b)	43,288	270,550
Advaxis, Inc. (a)(b)	48,573	90,346
Adverum Biotechnologies, Inc. (b)	47,524	329,104
Aevi Genomic Medicine, Inc. (b)	41,669	79,171
Agenus, Inc. (a)(b)	138,167	744,720
Agios Pharmaceuticals, Inc. (a)(b)	84,674	6,806,943
Aimmune Therapeutics, Inc. (b)	39,537	1,284,953
Akebia Therapeutics, Inc. (b)	89,194	1,275,474
Albireo Pharma, Inc. (b)	12,458	421,080
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,508,136
Aldeyra Therapeutics, Inc. (b)	18,140	149,655
Alexion Pharmaceuticals, Inc. (b)	395,371	46,436,324
Alkermes PLC (a)(b)	275,487	15,724,798
Alnylam Pharmaceuticals, Inc. (b)	146,046	17,548,887
Alpine Immune Sciences, Inc. (b)	12,084	106,218
Altimmune, Inc. (a)	5,138	8,118
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,152,361
Amgen, Inc.	1,289,837	237,033,345
Amicus Therapeutics, Inc. (a)(b)	319,110	4,390,954
AnaptysBio, Inc. (b)	24,919	3,059,056
Anavex Life Sciences Corp. (b)	58,538	138,150
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	15,626
Apellis Pharmaceuticals, Inc. (b)	66,063	1,210,935
Applied Genetic Technologies Corp. (b)	14,097	54,273
Aptevo Therapeutics, Inc. (b)	19,070	60,452
AquaBounty Technologies, Inc. (a)(b)	1,372	3,348
Aquinox Pharmaceuticals, Inc. (b)	27,880	403,981
Ardelyx, Inc. (b)	45,094	242,380
Arena Pharmaceuticals, Inc. (b)	64,716	2,509,039
Argos Therapeutics, Inc. (a)(b)	988	1,275
ArQule, Inc. (b)	65,290	109,034
Array BioPharma, Inc. (b)	377,912	6,545,436
Arrowhead Pharmaceuticals, Inc. (b)	223,439	1,447,885
Asterias Biotherapeutics, Inc. (a)(b)	24,436	52,537
Atara Biotherapeutics, Inc. (a)(b)	57,948	2,232,447
Athersys, Inc. (a)(b)	185,212	253,740
aTyr Pharma, Inc. (b)	6,529	19,261
Audentes Therapeutics, Inc. (a)(b)	45,264	1,524,944
AVEO Pharmaceuticals, Inc. (b)	164,980	471,843
Avid Bioservices, Inc. (a)(b)	55,462	136,437
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	249,769
Biocept, Inc. (a)(b)	7,092	2,482
BioCryst Pharmaceuticals, Inc. (a)(b)	155,643	773,546
Biogen, Inc. (b)	375,785	108,598,107
Biohaven Pharmaceutical Holding Co. Ltd.	57,394	1,945,083
BioMarin Pharmaceutical, Inc. (b)	316,105	25,658,243
Biospecifics Technologies Corp. (b)	19,816	802,548
BioTime, Inc. (a)(b)	346,441	907,675
Bioverativ, Inc. (b)	198,019	20,728,629
bluebird bio, Inc. (a)(b)	86,019	17,289,819
Blueprint Medicines Corp. (b)	68,023	5,888,071
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	47,266
Calithera Biosciences, Inc. (b)	45,690	351,813
Calyxt, Inc. (a)	10,855	199,406
Cancer Genetics, Inc. (a)(b)	9,725	16,533
Capricor Therapeutics, Inc. (a)(b)	23,875	43,453
Cara Therapeutics, Inc. (a)(b)	41,713	583,148
CareDx, Inc. (b)	24,292	141,379
Cascadian Therapeutics, Inc. (b)	116,607	1,162,572
CASI Pharmaceuticals, Inc. (b)	56,460	195,352
Catalyst Biosciences, Inc. (b)	17,969	454,616
Catalyst Pharmaceutical Partners, Inc. (b)	206,783	659,638
Cel-Sci Corp. (a)(b)	3,253	5,823
Celgene Corp. (b)	1,398,303	121,820,157
Celldex Therapeutics, Inc. (a)(b)	215,095	483,964
Cellular Biomedicine Group, Inc. (a)(b)	8,068	123,844
Celsion Corp. (a)(b)	762	1,631
ChemoCentryx, Inc. (b)	36,062	350,523
Chiasma, Inc. (a)(b)	8,745	13,555
Chimerix, Inc. (b)	63,824	310,185
Cidara Therapeutics, Inc. (a)(b)	2,782	18,639
Cleveland Biolabs, Inc. (a)(b)	1,776	6,269
Clovis Oncology, Inc. (a)(b)	83,622	4,855,930
Coherus BioSciences, Inc. (a)(b)	71,178	704,662
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	190,024
Concert Pharmaceuticals, Inc. (b)	25,754	563,498
Corbus Pharmaceuticals Holdings, Inc. (b)	68,638	507,921
Corvus Pharmaceuticals, Inc. (b)	10,405	85,217
CTI BioPharma Corp. (b)	19,153	76,995
Curis, Inc. (b)	179,000	88,605
Cyclacel Pharmaceuticals, Inc. (a)(b)	960	1,469
Cytokinetics, Inc. (b)	76,663	594,138
CytomX Therapeutics, Inc. (b)	55,930	1,661,680
Cytori Therapeutics, Inc. (b)	10,777	3,717
CytRx Corp. (a)(b)	40,644	63,405
Deciphera Pharmaceuticals, Inc. (b)	58,947	1,474,854
Dicerna Pharmaceuticals, Inc. (b)	41,758	532,832
Dyax Corp. rights 12/31/19 (b)(c)	200,675	694,336
Dynavax Technologies Corp. (a)(b)	88,051	1,422,024
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	836,149
Edge Therapeutics, Inc. (a)(b)	50,398	758,490
Editas Medicine, Inc. (a)(b)	65,587	2,403,108
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	9,851
Eleven Biotherapeutics, Inc. (a)(b)	6,105	5,800
Emergent BioSolutions, Inc. (b)	56,205	2,793,389
Enanta Pharmaceuticals, Inc. (b)	25,666	2,017,861
Epizyme, Inc. (a)(b)	85,772	1,518,164
Esperion Therapeutics, Inc. (a)(b)	35,029	2,816,682
Exact Sciences Corp. (a)(b)	206,961	9,232,530
Exelixis, Inc. (b)	513,354	13,244,533
Fate Therapeutics, Inc. (a)(b)	88,933	1,001,386
Fibrocell Science, Inc. (b)	12,960	7,192
FibroGen, Inc. (b)	150,576	8,296,738
Five Prime Therapeutics, Inc. (a)(b)	76,988	1,636,765
Flexion Therapeutics, Inc. (a)(b)	59,552	1,510,239
Fortress Biotech, Inc. (a)(b)	43,908	187,048
Foundation Medicine, Inc. (a)(b)	24,382	2,017,611
Galectin Therapeutics, Inc. (b)	56,076	230,472
Genocea Biosciences, Inc. (b)	32,032	32,032
Genomic Health, Inc. (b)	30,953	990,496
GenVec, Inc. rights (c)	814	0
Geron Corp. (a)(b)	277,780	641,672
Gilead Sciences, Inc.	2,333,088	183,684,018
Global Blood Therapeutics, Inc. (a)(b)	72,122	4,229,955
GlycoMimetics, Inc. (a)(b)	35,771	823,091
GTx, Inc. (b)	1,962	31,412
Halozyme Therapeutics, Inc. (a)(b)	222,904	4,382,293
Heat Biologics, Inc. (b)	313	789
Hemispherx Biopharma, Inc. (a)(b)	10,898	5,449
Heron Therapeutics, Inc. (a)(b)	88,956	1,810,255
iBio, Inc. (b)	40,361	7,911
Idera Pharmaceuticals, Inc. (a)(b)	224,816	397,924
Immune Design Corp. (a)(b)	68,872	199,729
Immune Pharmaceuticals, Inc. (a)(b)	7,141	2,337
ImmunoCellular Therapeutics Ltd. (b)	1,048	269
ImmunoGen, Inc. (a)(b)	188,230	2,091,235
Immunomedics, Inc. (a)(b)	187,186	3,165,315
Incyte Corp. (b)	316,213	26,928,699
Infinity Pharmaceuticals, Inc. (a)(b)	64,535	121,326
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	630,215
Insmed, Inc. (b)	145,963	3,533,764
Insys Therapeutics, Inc. (a)(b)	45,156	329,187
Intellia Therapeutics, Inc. (b)	43,137	1,125,876
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	1,777,923
Intrexon Corp. (a)(b)	110,181	1,434,557
Invitae Corp. (a)(b)	60,878	401,186
Ionis Pharmaceuticals, Inc. (a)(b)	221,693	11,709,824
Iovance Biotherapeutics, Inc. (b)	139,395	2,418,503
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	251,581	3,572,450
IsoRay, Inc. (b)	57,047	24,062
Jounce Therapeutics, Inc. (b)	10,322	217,588
Juno Therapeutics, Inc. (b)	153,679	13,334,727
Kadmon Holdings, Inc. (b)	130,341	470,531
Kalvista Pharmaceuticals, Inc. (a)(b)	508	5,278
Karyopharm Therapeutics, Inc. (b)	46,345	684,516
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	808,951
Kindred Biosciences, Inc. (b)	41,075	365,568
Kura Oncology, Inc. (b)	30,312	685,051
La Jolla Pharmaceutical Co. (a)(b)	28,865	896,547
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	594,659
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	5,524,695
Loxo Oncology, Inc. (a)(b)	39,398	4,381,846
Macrogenics, Inc. (b)	52,348	1,313,411
Madrigal Pharmaceuticals, Inc. (a)(b)	9,659	1,217,420
MannKind Corp. (a)(b)	151,177	442,949
Matinas BioPharma Holdings, Inc. (b)	91,988	90,995
MediciNova, Inc. (a)(b)	49,791	520,316
MEI Pharma, Inc. (b)	62,189	137,749
Merrimack Pharmaceuticals, Inc. (a)	22,287	247,609
MiMedx Group, Inc. (a)(b)	170,113	1,206,101
Minerva Neurosciences, Inc. (b)	51,124	268,401
Miragen Therapeutics, Inc. (b)	4,896	27,173
Mirati Therapeutics, Inc. (b)	52,200	1,417,230
Molecular Templates, Inc. (b)	11,026	102,321
Moleculin Biotech, Inc. (a)(b)	26,702	53,137
Momenta Pharmaceuticals, Inc. (b)	130,971	2,233,056
Myriad Genetics, Inc. (b)	130,338	4,225,558
NanoViricides, Inc. (b)	32,620	30,010
NantKwest, Inc. (a)(b)	76,001	337,444
Natera, Inc. (a)(b)	66,582	599,238
Navidea Biopharmaceuticals, Inc. (b)	148,549	56,256
Neuralstem, Inc. (a)(b)	8,195	12,374
Neurocrine Biosciences, Inc. (a)(b)	154,025	13,004,331
NewLink Genetics Corp. (a)(b)	41,496	297,941
Novavax, Inc. (a)(b)	677,219	1,469,565
Ohr Pharmaceutical, Inc. (a)(b)	32,314	7,933
OncoCyte Corp. (a)(b)	3,324	10,969
OncoGenex Pharmaceuticals, Inc. (a)(b)	960	1,229
OncoMed Pharmaceuticals, Inc. (b)	27,577	64,254
Onconova Therapeutics, Inc. (b)	624	680
Ophthotech Corp. (b)	50,366	136,492
Opko Health, Inc. (a)(b)	617,855	2,094,528
Oragenics, Inc. (a)(b)	998	1,727
Organovo Holdings, Inc. (a)(b)	337,362	340,736
Otonomy, Inc. (b)	38,289	227,820
OvaScience, Inc. (a)(b)	60,110	57,086
Palatin Technologies, Inc. (b)	204,858	191,337
PDL BioPharma, Inc. (a)(b)	309,517	742,841
Pfenex, Inc. (b)	21,045	81,444
Polarityte, Inc. (a)(b)	5,861	106,084
Portola Pharmaceuticals, Inc. (b)	116,085	4,912,717
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	792,275
Protagonist Therapeutics, Inc. (b)	52,263	885,858
Proteon Therapeutics, Inc. (b)	5,515	12,409
Proteostasis Therapeutics, Inc. (b)	55,664	166,435
Prothena Corp. PLC (a)(b)	67,107	2,260,835
PTC Therapeutics, Inc. (b)	53,763	1,384,397
Puma Biotechnology, Inc. (a)(b)	52,709	3,444,533
Ra Pharmaceuticals, Inc. (b)	9,916	63,264
Radius Health, Inc. (a)(b)	76,029	2,895,945
Recro Pharma, Inc. (b)	20,797	187,381
Regeneron Pharmaceuticals, Inc. (b)	138,436	44,360,432
REGENXBIO, Inc. (b)	45,270	1,287,932
Regulus Therapeutics, Inc. (a)(b)	85,834	95,276
Repligen Corp. (a)(b)	69,352	2,378,080
Retrophin, Inc. (b)	70,101	1,753,927
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	67,677
Rigel Pharmaceuticals, Inc. (b)	252,476	949,310
Riot Blockchain, Inc. (a)	17,742	187,710
Rocket Pharmaceuticals, Inc. (b)	29,667	503,746
Sage Therapeutics, Inc. (b)	81,106	13,087,264
Sangamo Therapeutics, Inc. (a)(b)	153,345	3,672,613
Sarepta Therapeutics, Inc. (a)(b)	103,983	6,527,013
Savara, Inc. (b)	38,371	426,686
Seattle Genetics, Inc. (a)(b)	195,988	10,583,352
Selecta Biosciences, Inc. (a)(b)	13,681	125,318
Sellas Life Sciences Group, Inc. (b)	425	2,083
Seres Therapeutics, Inc. (a)(b)	32,924	312,778
Sienna Biopharmaceuticals, Inc.	4,913	77,036
Sorrento Therapeutics, Inc. (a)(b)	134,335	1,336,633
Spark Therapeutics, Inc. (a)(b)	52,137	2,977,023
Spectrum Pharmaceuticals, Inc. (a)(b)	156,974	3,376,511
Spring Bank Pharmaceuticals, Inc. (a)(b)	9,145	117,056
Stemline Therapeutics, Inc. (b)	50,071	858,718
Sunesis Pharmaceuticals, Inc. (a)(b)	5,440	36,992
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	299,323
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	700,991
Synthetic Biologics, Inc. (a)(b)	84,770	30,517
Syros Pharmaceuticals, Inc. (a)(b)	16,253	171,307
T2 Biosystems, Inc. (b)	38,996	204,729
Tenax Therapeutics, Inc. (b)	68	316
TESARO, Inc. (a)(b)	70,613	3,899,956
TG Therapeutics, Inc. (a)(b)	86,621	1,212,694
Tocagen, Inc. (a)	8,584	93,566
TONIX Pharmaceuticals Holding (b)	1,717	6,044
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	9,147
Trevena, Inc. (a)(b)	130,021	232,738
Trovagene, Inc. (b)	33,847	10,300
Ultragenyx Pharmaceutical, Inc. (a)(b)	73,571	3,517,430
United Therapeutics Corp. (b)	76,764	8,893,109
Vanda Pharmaceuticals, Inc. (b)	83,623	1,576,294
Vaxart, Inc. (b)	4,190	23,380
Veracyte, Inc. (b)	15,721	94,640
Verastem, Inc. (a)(b)	47,048	143,967
Vericel Corp. (b)	55,972	447,776
Versartis, Inc. (b)	37,706	60,330
Vertex Pharmaceuticals, Inc. (b)	449,075	74,559,922
Vical, Inc. (a)(b)	6,566	10,046
Viking Therapeutics, Inc. (a)(b)	45,570	285,268
Vital Therapies, Inc. (a)(b)	39,707	212,432
Voyager Therapeutics, Inc. (b)	39,765	1,142,448
Xbiotech, Inc. (a)(b)	36,998	178,330
Xencor, Inc. (a)(b)	68,832	2,108,324
XOMA Corp. (a)(b)	11,543	309,814
Zafgen, Inc. (b)	24,672	193,922
ZIOPHARM Oncology, Inc. (a)(b)	222,939	831,562
		1,602,349,295
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	48,645	3,243,162
Abbott Laboratories	3,097,648	186,881,104
Abiomed, Inc. (b)	72,969	19,568,826
Accuray, Inc. (a)(b)	142,393	790,281
Align Technology, Inc. (b)	132,621	34,815,665
Alliqua Biomedical, Inc. (a)(b)	439	746
Alphatec Holdings, Inc. (a)(b)	3,066	9,781
Amedica Corp. (a)(b)	5,750	12,190
Analogic Corp.	26,933	2,248,906
Angiodynamics, Inc. (b)	68,576	1,117,103
Anika Therapeutics, Inc. (a)(b)	30,719	1,598,924
Antares Pharma, Inc. (a)(b)	242,616	533,755
Apollo Endosurgery, Inc. (b)	102	671
Atricure, Inc. (b)	57,842	1,022,068
Atrion Corp.	3,083	1,815,579
Avinger, Inc. (b)	780	866
AxoGen, Inc. (a)(b)	51,587	1,506,340
Baxter International, Inc.	888,498	60,231,279
Becton, Dickinson & Co.	470,168	104,386,699
Bellerophon Therapeutics, Inc. (a)(b)	16,556	31,953
BioLase Technology, Inc. (b)	31,172	12,936
Boston Scientific Corp. (b)	2,422,300	66,031,898
Bovie Medical Corp. (b)	10,849	26,797
Cantel Medical Corp.	62,489	7,268,096
Cardiovascular Systems, Inc. (b)	58,185	1,383,639
Cerus Corp. (b)	223,482	956,503
Cesca Therapeutics, Inc. (b)	793	2,220
Cogentix Medical, Inc. (b)	1,160	3,584
ConforMis, Inc. (b)	87,736	119,321
CONMED Corp.	42,831	2,592,560
Corindus Vascular Robotics, Inc. (a)(b)	178,714	178,714
Cryolife, Inc. (b)	57,983	1,098,778
CryoPort, Inc. (b)	52,805	478,413
Cutera, Inc. (b)	27,491	1,238,470
CytoSorbents Corp. (a)(b)	36,870	289,430
Danaher Corp.	1,095,015	107,070,567
Dare Bioscience, Inc. (b)	2,822	3,612
Dentsply Sirona, Inc.	408,169	22,881,954
DexCom, Inc. (a)(b)	155,867	8,750,373
Edwards Lifesciences Corp. (b)	376,862	50,375,144
Ekso Bionics Holdings, Inc. (a)(b)	113,321	173,381
Endologix, Inc. (a)(b)	127,100	510,942
Entellus Medical, Inc. (b)	19,089	458,136
Fonar Corp. (b)	7,275	179,693
Genmark Diagnostics, Inc. (a)(b)	107,242	441,837
Glaukos Corp. (a)(b)	76,149	2,383,464
Globus Medical, Inc. (b)	136,679	6,511,388
Haemonetics Corp. (b)	91,218	6,467,356
Halyard Health, Inc. (a)(b)	83,663	4,131,279
Heska Corp. (b)	12,153	826,161
Hill-Rom Holdings, Inc.	119,559	10,002,306
Hologic, Inc. (b)	485,517	18,852,625
ICU Medical, Inc. (b)	27,698	6,405,163
IDEXX Laboratories, Inc. (b)	157,334	29,457,645
Inogen, Inc. (b)	30,117	3,638,736
Insulet Corp. (b)	102,824	7,721,054
Integer Holdings Corp. (b)	45,898	2,343,093
Integra LifeSciences Holdings Corp. (b)	123,165	6,494,490
Intuitive Surgical, Inc. (b)	198,870	84,808,112
Invacare Corp. (a)	57,619	991,047
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	21,737
Invuity, Inc. (a)(b)	16,779	69,633
IRadimed Corp. (a)(b)	3,077	40,001
iRhythm Technologies, Inc. (b)	31,977	1,987,371
Iridex Corp. (b)	4,871	28,203
K2M Group Holdings, Inc. (b)	70,159	1,452,993
Kewaunee Scientific Corp.	1,376	40,936
Lantheus Holdings, Inc. (b)	45,045	689,189
LeMaitre Vascular, Inc.	28,069	975,678
LivaNova PLC (b)	75,176	6,746,294
Masimo Corp. (b)	82,311	7,204,682
Medtronic PLC	2,409,421	192,488,644
Meridian Bioscience, Inc.	73,595	1,026,650
Merit Medical Systems, Inc. (b)	93,532	4,255,706
Microbot Medical, Inc. (a)(b)	7,285	6,015
Misonix, Inc. (b)	7,938	80,174
Natus Medical, Inc. (b)	56,909	1,772,715
Neogen Corp. (b)	89,594	5,220,642
Nevro Corp. (a)(b)	56,879	4,614,024
NuVasive, Inc. (b)	91,382	4,419,234
Nuvectra Corp. (b)	13,499	144,034
NxStage Medical, Inc. (b)	108,037	2,515,101
OraSure Technologies, Inc. (b)	97,410	1,681,297
Orthofix International NV (b)	32,172	1,801,954
Penumbra, Inc. (a)(b)	54,930	5,943,426
Precision Therapeutics, Inc. (a)(b)	19,298	21,807
Pulse Biosciences, Inc. (a)(b)	10,423	192,826
Quidel Corp. (b)	49,569	2,162,200
ReShape Lifesciences, Inc. (a)(b)	13,109	20,450
ResMed, Inc.	264,553	25,203,964
Retractable Technologies, Inc. (b)	5,248	4,733
Rockwell Medical Technologies, Inc. (a)(b)	83,284	485,546
RTI Biologics, Inc. (b)	100,701	427,979
Seaspine Holdings Corp. (b)	11,601	117,286
Second Sight Medical Products, Inc. (a)(b)	20,882	31,114
Sientra, Inc. (a)(b)	27,954	266,961
Staar Surgical Co. (b)	44,365	696,531
Steris PLC	151,004	13,786,665
STRATA Skin Sciences, Inc. (a)(b)	803	1,052
Stryker Corp.	567,920	92,093,907
SurModics, Inc. (b)	19,525	587,703
Synergetics U.S.A., Inc. (b)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	22,275	720,819
Tandem Diabetes Care, Inc. (b)	2,577	8,143
Teleflex, Inc.	79,265	19,802,775
The Cooper Companies, Inc.	86,956	20,045,097
TransEnterix, Inc. (a)(b)	189,128	359,343
Utah Medical Products, Inc.	13,511	1,198,426
Varian Medical Systems, Inc. (b)	173,004	20,646,297
Vermillion, Inc. (b)	12,449	18,674
ViewRay, Inc. (a)(b)	55,513	461,313
Viveve Medical, Inc. (a)(b)	22,359	96,814
West Pharmaceutical Services, Inc.	131,675	11,484,694
Wright Medical Group NV (a)(b)	185,020	3,765,157
Zimmer Biomet Holdings, Inc.	357,412	41,549,145
Zosano Pharma Corp. (a)(b)	1,743	10,876
		1,384,871,445
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (b)	12,779	120,889
Acadia Healthcare Co., Inc. (a)(b)	159,970	6,094,857
Aceto Corp.	47,837	342,991
Addus HomeCare Corp. (b)	10,897	374,312
Aetna, Inc.	580,371	102,760,489
Almost Family, Inc. (b)	19,278	1,136,438
Amedisys, Inc. (b)	47,206	2,795,067
American Renal Associates Holdings, Inc. (a)(b)	16,913	335,216
AmerisourceBergen Corp.	288,729	27,475,452
AMN Healthcare Services, Inc. (a)(b)	87,493	4,868,985
Anthem, Inc.	458,586	107,941,973
BioScrip, Inc. (a)(b)	230,699	729,009
BioTelemetry, Inc. (a)(b)	51,243	1,655,149
Brookdale Senior Living, Inc. (b)	326,054	2,129,133
Caladrius Biosciences, Inc. (a)(b)	9,530	45,458
Capital Senior Living Corp. (b)	37,012	436,371
Cardinal Health, Inc.	563,757	39,017,622
Centene Corp. (b)	308,276	31,265,352
Chemed Corp.	28,374	7,366,742
Cigna Corp.	437,196	85,642,324
Civitas Solutions, Inc. (b)	27,734	360,542
Community Health Systems, Inc. (a)(b)	198,155	1,014,554
Corvel Corp. (b)	17,696	866,219
Cross Country Healthcare, Inc. (b)	55,702	721,341
DaVita HealthCare Partners, Inc. (b)	272,889	19,653,466
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,665,616
Envision Healthcare Corp. (a)(b)	209,359	8,060,322
Express Scripts Holding Co. (b)	1,010,917	76,273,688
Five Star Sr Living, Inc. (b)	70,113	101,664
G1 Therapeutics, Inc. (a)	15,149	342,216
Genesis HealthCare, Inc. Class A (a)(b)	27,157	36,119
HCA Holdings, Inc.	510,253	50,642,610
HealthEquity, Inc. (a)(b)	87,917	5,062,261
HealthSouth Corp.	185,114	9,859,172
Henry Schein, Inc. (a)(b)	292,912	19,387,845
Humana, Inc.	255,189	69,365,474
Innovative Industrial Properties, Inc. (a)	8,937	223,068
Interpace Diagnostics Group, Inc. (b)	136	137
Kindred Healthcare, Inc.	151,684	1,395,493
Laboratory Corp. of America Holdings (b)	180,588	31,187,548
LHC Group, Inc. (b)	27,965	1,800,387
LifePoint Hospitals, Inc. (b)	65,814	3,034,025
Magellan Health Services, Inc. (b)	46,615	4,703,454
McKesson Corp.	371,948	55,505,800
MEDNAX, Inc. (b)	163,523	8,990,495
Molina Healthcare, Inc. (a)(b)	76,753	5,549,242
National Healthcare Corp.	18,256	1,071,080
National Research Corp. Class A	13,259	375,230
National Vision Holdings, Inc. (a)	40,783	1,409,460
OptiNose, Inc. (a)	7,311	129,478
Owens & Minor, Inc.	118,083	1,937,742
Patterson Companies, Inc. (a)	151,081	4,771,138
Premier, Inc. (a)(b)	101,239	3,356,073
Providence Service Corp. (b)	20,443	1,299,357
Psychemedics Corp.	2,724	57,831
Quest Diagnostics, Inc.	242,385	24,977,774
Quorum Health Corp. (a)(b)	41,687	247,621
R1 RCM, Inc. (b)	178,635	1,171,846
RadNet, Inc. (b)	43,227	432,270
Select Medical Holdings Corp. (b)	195,741	3,542,912
Sharps Compliance Corp. (b)	12,687	57,599
Surgery Partners, Inc. (a)(b)	43,549	690,252
Tenet Healthcare Corp. (a)(b)	137,153	2,825,352
The Ensign Group, Inc.	86,615	2,312,621
Tivity Health, Inc. (a)(b)	70,816	2,729,957
Triple-S Management Corp. (a)(b)	37,106	901,676
U.S. Physical Therapy, Inc.	21,775	1,687,563
UnitedHealth Group, Inc.	1,725,707	390,285,895
Universal Health Services, Inc. Class B	153,265	17,502,863
Wellcare Health Plans, Inc. (b)	78,093	15,143,014
		1,277,253,191
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	329,763	4,573,813
athenahealth, Inc. (a)(b)	70,807	9,894,570
Castlight Health, Inc. Class B (b)	83,641	296,926
Cerner Corp. (b)	557,423	35,764,260
Computer Programs & Systems, Inc. (a)	21,937	653,723
Evolent Health, Inc. (a)(b)	108,849	1,594,638
HealthStream, Inc.	41,650	1,006,264
HMS Holdings Corp. (b)	165,285	2,651,171
HTG Molecular Diagnostics (a)(b)	63,917	293,379
iCAD, Inc. (b)	14,864	50,984
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,433,772
Medidata Solutions, Inc. (a)(b)	105,887	6,952,540
NantHealth, Inc. (a)(b)	56,729	171,322
Omnicell, Inc. (b)	64,294	2,806,433
Quality Systems, Inc. (b)	91,673	1,150,496
Simulations Plus, Inc. (a)	6,008	93,424
Tabula Rasa HealthCare, Inc. (b)	25,588	826,748
Teladoc, Inc. (a)(b)	89,288	3,580,449
Veeva Systems, Inc. Class A (b)	198,680	13,847,996
Vocera Communications, Inc. (b)	55,152	1,516,680
		89,159,588
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,240,887
Agilent Technologies, Inc.	562,569	38,586,608
Bio-Rad Laboratories, Inc. Class A (b)	35,877	9,688,225
Bio-Techne Corp.	69,291	9,793,590
Bruker Corp.	188,235	5,769,403
Cambrex Corp. (a)(b)	66,661	3,463,039
Charles River Laboratories International, Inc. (b)	96,615	10,300,125
ChromaDex, Inc. (a)(b)	56,591	308,421
Enzo Biochem, Inc. (b)	66,443	420,584
Fluidigm Corp. (a)(b)	38,600	261,322
Harvard Bioscience, Inc. (b)	18,919	88,919
Illumina, Inc. (b)	259,440	59,157,509
INC Research Holdings, Inc. Class A (b)	96,345	4,036,856
Luminex Corp.	75,617	1,482,849
Medpace Holdings, Inc. (b)	21,051	674,685
Mettler-Toledo International, Inc. (b)	45,150	27,822,333
Nanostring Technologies, Inc. (b)	34,593	221,741
NeoGenomics, Inc. (a)(b)	100,476	843,998
Pacific Biosciences of California, Inc. (a)(b)	161,679	384,796
PerkinElmer, Inc.	212,888	16,251,870
PRA Health Sciences, Inc. (b)	84,500	7,098,000
pSivida Corp. (a)(b)	25,265	26,528
Quintiles Transnational Holdings, Inc. (b)	261,746	25,737,484
Thermo Fisher Scientific, Inc.	712,686	148,652,046
Waters Corp. (b)	138,492	28,341,003
		400,652,821
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	117,045
Acer Therapeutics, Inc. (a)(b)	68	1,219
Aclaris Therapeutics, Inc. (a)(b)	40,572	809,006
Adamis Pharmaceuticals Corp. (a)(b)	36,542	109,626
Aerie Pharmaceuticals, Inc. (a)(b)	62,847	3,214,624
Agile Therapeutics, Inc. (b)	87,068	316,057
Akcea Therapeutics, Inc. (a)	49,223	835,314
Akorn, Inc. (b)	157,581	2,669,422
Alimera Sciences, Inc. (a)(b)	22,049	28,664
Allergan PLC	592,460	91,369,181
Amphastar Pharmaceuticals, Inc. (b)	63,932	1,173,792
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	374,456
ANI Pharmaceuticals, Inc. (b)	15,497	992,893
ANI Pharmaceuticals, Inc. rights (b)(c)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	5,267
Aradigm Corp. (a)(b)	17,241	19,482
Aratana Therapeutics, Inc. (b)	51,608	191,982
Assembly Biosciences, Inc. (b)	27,699	1,571,641
AstraZeneca PLC rights (b)(c)	7,692	0
Athenex, Inc. (a)	67,984	1,076,867
Avexis, Inc. (b)	55,578	6,876,666
Axsome Therapeutics, Inc. (a)(b)	21,511	54,853
Bio Path Holdings, Inc. (a)(b)	16,664	28,162
Biodelivery Sciences International, Inc. (b)	170,623	383,902
BioPharmX Corp. (a)(b)	64,864	16,534
Bristol-Myers Squibb Co.	2,912,213	192,788,501
Catalent, Inc. (b)	252,886	10,557,991
Clearside Biomedical, Inc. (b)	19,198	124,019
Collegium Pharmaceutical, Inc. (a)(b)	32,296	774,781
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	20,157
Corcept Therapeutics, Inc. (a)(b)	170,298	2,586,827
Corium International, Inc. (a)(b)	42,043	546,559
CorMedix, Inc. (a)(b)	48,587	14,090
Cumberland Pharmaceuticals, Inc. (b)	7,158	47,386
CymaBay Therapeutics, Inc. (b)	115,491	1,719,661
DepoMed, Inc. (a)(b)	97,171	667,565
Dermira, Inc. (b)	70,654	1,816,514
Dova Pharmaceuticals, Inc.	7,001	211,850
Durect Corp. (b)	198,076	241,653
Egalet Corp. (a)(b)	12,340	9,329
Eli Lilly & Co.	1,729,069	133,172,894
Endo International PLC (b)	391,608	2,469,088
Endocyte, Inc. (b)	47,373	280,922
Evofem Biosciences, Inc. (a)(b)	1,682	11,892
Flex Pharma, Inc. (a)(b)	10,224	41,918
Gemphire Therapeutics, Inc. (a)(b)	6,333	43,001
Horizon Pharma PLC (b)	293,612	4,280,863
Impax Laboratories, Inc. (a)(b)	130,689	2,666,056
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	19,578
Innoviva, Inc. (a)(b)	134,795	2,090,670
Intersect ENT, Inc. (b)	61,422	2,263,401
Intra-Cellular Therapies, Inc. (b)	80,685	1,562,868
Jazz Pharmaceuticals PLC (b)	106,557	15,429,454
Johnson & Johnson	4,785,260	621,509,569
Juniper Pharmaceuticals, Inc. (b)	11,831	99,380
Kala Pharmaceuticals, Inc.	6,068	85,255
KemPharm, Inc. (a)(b)	5,081	29,724
Lannett Co., Inc. (a)(b)	55,565	889,040
Lipocine, Inc. (a)(b)	20,645	39,226
Mallinckrodt PLC (a)(b)	172,938	2,884,606
Marinus Pharmaceuticals, Inc. (b)	39,130	201,520
Melinta Therapeutics, Inc. (a)(b)	16,318	203,159
Merck & Co., Inc.	4,885,453	264,889,262
Mersana Therapeutics, Inc.	4,437	76,804
Mustang Bio, Inc. (a)(b)	46,728	506,999
Mylan NV (b)	948,864	38,258,196
MyoKardia, Inc. (b)	35,984	2,094,269
Nektar Therapeutics (b)	280,273	24,260,431
Neos Therapeutics, Inc. (a)(b)	42,039	348,924
Novan, Inc. (b)	7,147	22,513
Novus Therapeutics, Inc. (b)	606	2,279
Ocular Therapeutix, Inc. (b)	28,848	150,875
Omeros Corp. (a)(b)	74,871	756,197
Orexigen Therapeutics, Inc. (a)(b)	16,675	17,676
Pacira Pharmaceuticals, Inc. (b)	70,346	2,201,830
Pain Therapeutics, Inc. (a)(b)	4,934	32,071
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	471,312
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	10,683
Perrigo Co. PLC	246,025	20,041,197
Pfizer, Inc.	10,622,104	385,688,596
Phibro Animal Health Corp. Class A	37,189	1,429,917
Plx Pharma PLC/New (b)	290	2,103
Prestige Brands Holdings, Inc. (a)(b)	93,229	3,151,140
Reata Pharmaceuticals, Inc. (b)	23,731	571,680
Revance Therapeutics, Inc. (a)(b)	53,023	1,641,062
Rhythm Pharmaceuticals, Inc. (a)	58,641	1,515,870
SCYNEXIS, Inc. (b)	16,272	26,686
Supernus Pharmaceuticals, Inc. (b)	95,494	3,714,717
Teligent, Inc. (a)(b)	140,525	393,470
Tetraphase Pharmaceuticals, Inc. (b)	74,420	209,120
The Medicines Company (a)(b)	125,813	3,852,394
TherapeuticsMD, Inc. (a)(b)	310,662	1,553,310
Theravance Biopharma, Inc. (a)(b)	67,445	1,777,850
Titan Pharmaceuticals, Inc. (a)(b)	11,285	11,285
VIVUS, Inc. (a)(b)	157,068	66,895
WAVE Life Sciences (a)(b)	28,404	1,447,184
Zoetis, Inc. Class A	871,231	70,447,739
Zogenix, Inc. (b)	61,551	2,609,762
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	228,130
		1,949,118,050

TOTAL HEALTH CARE		6,703,404,390

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
AAR Corp.	61,245	2,607,812
Aerojet Rocketdyne Holdings, Inc. (a)(b)	129,248	3,489,696
AeroVironment, Inc. (b)	33,858	1,683,420
Arconic, Inc.	746,482	18,206,696
Arotech Corp. (a)(b)	32,173	106,171
Astronics Corp. (b)	34,623	1,334,717
Astrotech Corp. (a)(b)	1,741	4,997
Axon Enterprise, Inc. (a)(b)	93,306	3,249,848
BWX Technologies, Inc.	184,324	11,605,039
CPI Aerostructures, Inc. (b)	3,805	31,201
Cubic Corp.	52,237	3,207,352
Curtiss-Wright Corp.	91,404	12,337,712
Ducommun, Inc. (b)	15,643	440,194
Engility Holdings, Inc. (b)	28,046	765,936
Esterline Technologies Corp. (b)	49,383	3,649,404
General Dynamics Corp.	493,030	109,674,524
Harris Corp.	215,195	33,602,699
HEICO Corp. (a)	92,879	7,950,442
HEICO Corp. Class A	79,418	5,757,805
Hexcel Corp.	159,521	10,732,573
Huntington Ingalls Industries, Inc.	85,477	22,395,829
Innovative Solutions & Support, Inc. (b)	21,878	70,885
KEYW Holding Corp. (a)(b)	74,131	556,724
KLX, Inc. (b)	99,257	6,717,714
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	1,806,416
L3 Technologies, Inc.	137,229	28,481,879
Lockheed Martin Corp.	443,586	156,337,450
Mercury Systems, Inc. (b)	82,892	3,810,545
Micronet Enertec Technologies, Inc. (b)	3,018	3,712
Moog, Inc. Class A (b)	56,588	4,743,772
National Presto Industries, Inc.	9,348	848,798
Northrop Grumman Corp.	310,329	108,627,563
Orbital ATK, Inc.	102,816	13,577,881
Raytheon Co.	514,799	111,973,930
Rockwell Collins, Inc.	288,061	39,671,761
SIFCO Industries, Inc. (b)	891	4,455
Sparton Corp. (b)	13,384	303,415
Spirit AeroSystems Holdings, Inc. Class A	205,388	18,749,871
Teledyne Technologies, Inc. (b)	61,440	11,424,768
Textron, Inc.	471,441	28,215,744
The Boeing Co.	995,776	360,680,025
TransDigm Group, Inc. (a)	84,738	24,430,813
Triumph Group, Inc.	96,901	2,708,383
United Technologies Corp.	1,320,188	177,882,131
Vectrus, Inc. (b)	17,822	486,362
Wesco Aircraft Holdings, Inc. (b)	94,440	845,238
		1,355,794,302
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (b)	108,399	2,869,322
Atlas Air Worldwide Holdings, Inc. (b)	45,740	2,783,279
C.H. Robinson Worldwide, Inc.	249,635	23,305,924
Echo Global Logistics, Inc. (a)(b)	48,848	1,292,030
Expeditors International of Washington, Inc.	312,542	20,302,728
FedEx Corp.	437,052	107,693,983
Forward Air Corp.	54,775	2,957,850
Hub Group, Inc. Class A (b)	68,591	2,993,997
Radiant Logistics, Inc. (b)	54,959	203,348
United Parcel Service, Inc. Class B	1,222,729	127,665,135
XPO Logistics, Inc. (a)(b)	173,622	17,089,613
		309,157,209
Airlines - 0.5%
Alaska Air Group, Inc.	224,427	14,475,542
Allegiant Travel Co.	23,703	3,941,809
American Airlines Group, Inc.	752,694	40,833,650
Delta Air Lines, Inc.	1,156,783	62,350,604
Hawaiian Holdings, Inc.	101,162	3,641,832
JetBlue Airways Corp. (b)	563,310	11,857,676
SkyWest, Inc.	97,566	5,346,617
Southwest Airlines Co.	971,297	56,179,818
Spirit Airlines, Inc. (a)(b)	120,068	4,783,509
United Continental Holdings, Inc. (b)	449,262	30,455,471
		233,866,528
Building Products - 0.4%
A.O. Smith Corp.	253,397	16,265,553
AAON, Inc.	75,766	2,784,401
Advanced Drain Systems, Inc. Del	80,409	2,054,450
Allegion PLC	176,014	14,804,538
American Woodmark Corp. (b)	24,566	3,154,274
Apogee Enterprises, Inc.	47,950	2,068,563
Armstrong World Industries, Inc. (b)	90,282	5,444,005
Builders FirstSource, Inc. (b)	193,311	3,707,705
Continental Building Products, Inc. (b)	69,835	1,899,512
CSW Industrials, Inc. (b)	25,190	1,154,962
Fortune Brands Home & Security, Inc.	271,625	16,476,773
GCP Applied Technologies, Inc. (b)	121,060	3,722,595
Gibraltar Industries, Inc. (b)	56,316	1,954,165
GMS, Inc. (b)	62,105	1,922,771
Griffon Corp.	59,127	1,105,675
Insteel Industries, Inc.	29,073	821,022
Jeld-Wen Holding, Inc. (b)	116,721	3,637,026
Johnson Controls International PLC	1,640,360	60,480,073
Lennox International, Inc.	69,294	14,179,631
Masco Corp.	583,457	23,991,752
Masonite International Corp. (b)	51,336	3,134,063
NCI Building Systems, Inc. (b)	83,177	1,355,785
Owens Corning	191,219	15,546,105
Patrick Industries, Inc. (b)	41,845	2,571,375
PGT, Inc. (b)	80,695	1,412,163
Ply Gem Holdings, Inc. (b)	36,381	785,830
Quanex Building Products Corp.	55,487	929,407
Simpson Manufacturing Co. Ltd.	82,104	4,541,993
Tecogen, Inc. New (a)(b)	2,274	5,048
Trex Co., Inc. (b)	51,288	5,303,179
Universal Forest Products, Inc.	108,543	3,575,406
USG Corp. (b)	158,171	5,286,075
		226,075,875
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	3,614,659
ACCO Brands Corp.	198,147	2,506,560
ADS Waste Holdings, Inc. (b)	88,843	1,988,306
Aqua Metals, Inc. (a)(b)	20,623	47,639
ARC Document Solutions, Inc. (b)	46,203	98,412
Brady Corp. Class A	89,558	3,349,469
Casella Waste Systems, Inc. Class A (b)	64,851	1,648,512
CECO Environmental Corp.	40,679	167,191
Cenveo, Inc. (a)(b)	13,016	1,105
Cintas Corp.	149,849	25,573,230
Clean Harbors, Inc. (b)	97,820	4,884,153
Copart, Inc. (b)	375,195	17,562,878
Covanta Holding Corp. (a)	226,728	3,389,584
Deluxe Corp.	89,557	6,358,547
Ennis, Inc.	34,279	668,441
Essendant, Inc.	58,461	464,180
Evoqua Water Technologies Corp. (a)(b)	64,611	1,479,592
Fuel Tech, Inc. (b)	51,934	56,608
Healthcare Services Group, Inc.	134,240	6,098,523
Heritage-Crystal Clean, Inc. (b)	21,763	435,260
Herman Miller, Inc.	110,582	3,969,894
HNI Corp.	80,621	2,981,365
Hudson Technologies, Inc. (a)(b)	56,393	343,997
Industrial Services of America, Inc. (b)	1,620	3,467
InnerWorkings, Inc. (b)	70,031	646,386
Interface, Inc.	108,800	2,632,960
Intersections, Inc. (a)(b)	12,865	25,987
KAR Auction Services, Inc.	267,155	14,447,742
Kimball International, Inc. Class B	57,328	941,899
Knoll, Inc.	98,653	2,098,349
LSC Communications, Inc.	57,687	839,923
Matthews International Corp. Class A	55,558	2,847,348
McGrath RentCorp.	40,724	2,061,449
Mobile Mini, Inc.	87,122	3,654,768
Msa Safety, Inc.	64,315	5,185,718
Multi-Color Corp.	24,885	1,576,465
NL Industries, Inc. (b)	6,707	53,991
Odyssey Marine Exploration, Inc. (a)(b)	5,346	22,721
Performant Financial Corp. (b)	31,038	82,871
Perma-Fix Environmental Services, Inc. (b)	6,937	27,054
Pitney Bowes, Inc.	320,489	3,974,064
Quad/Graphics, Inc.	51,478	1,358,504
Quest Resource Holding Corp. (a)(b)	2,977	6,371
R.R. Donnelley & Sons Co.	111,816	843,093
Republic Services, Inc.	404,127	27,149,252
Rollins, Inc.	184,695	9,284,618
SP Plus Corp. (b)	38,199	1,375,164
Steelcase, Inc. Class A	153,375	2,093,569
Stericycle, Inc. (b)	146,361	9,172,444
Team, Inc. (a)(b)	59,115	966,530
Tetra Tech, Inc.	99,334	4,862,399
The Brink's Co.	87,934	6,463,149
U.S. Ecology, Inc.	34,516	1,825,896
UniFirst Corp.	28,960	4,497,488
Viad Corp.	33,828	1,760,747
Virco Manufacturing Co.	2,682	12,069
VSE Corp.	10,794	523,509
Waste Management, Inc.	717,379	61,924,155
		262,930,224
Construction & Engineering - 0.2%
AECOM (b)	308,868	10,967,903
Aegion Corp. (b)	54,146	1,243,192
Ameresco, Inc. Class A (b)	38,199	311,322
Argan, Inc.	22,803	910,980
Chicago Bridge & Iron Co. NV (a)	184,611	3,223,308
Comfort Systems U.S.A., Inc.	69,706	2,861,431
Dycom Industries, Inc. (a)(b)	56,390	6,160,044
EMCOR Group, Inc.	106,586	8,133,578
Fluor Corp.	252,804	14,384,548
Goldfield Corp.	41,171	193,504
Granite Construction, Inc.	70,943	4,121,788
Great Lakes Dredge & Dock Corp. (b)	77,922	354,545
HC2 Holdings, Inc. (b)	49,076	243,417
Ies Holdings, Inc. (b)	16,326	250,604
Jacobs Engineering Group, Inc.	212,899	12,999,613
KBR, Inc.	238,105	3,604,910
Keane Group, Inc. (a)(b)	93,529	1,454,376
Layne Christensen Co. (a)(b)	24,456	379,068
MasTec, Inc. (b)	112,881	5,751,287
MYR Group, Inc. (b)	33,116	1,071,303
Northwest Pipe Co. (b)	12,188	213,656
NV5 Holdings, Inc. (b)	11,806	510,610
Orion Group Holdings, Inc. (b)	33,745	211,919
Primoris Services Corp.	70,710	1,760,679
Quanta Services, Inc. (b)	267,735	9,220,793
Sterling Construction Co., Inc. (b)	41,743	504,255
Tutor Perini Corp. (a)(b)	72,569	1,752,541
Valmont Industries, Inc.	42,567	6,261,606
		99,056,780
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	75,177	10,718,737
Allied Motion Technologies, Inc.	10,236	320,899
American Superconductor Corp. (a)(b)	20,903	98,871
AMETEK, Inc.	423,750	32,094,825
AZZ, Inc.	45,717	1,867,539
Babcock & Wilcox Enterprises, Inc. (a)(b)	92,914	590,933
Broadwind Energy, Inc. (b)	15,938	35,382
Capstone Turbine Corp. (a)(b)	40,707	37,345
Eaton Corp. PLC	789,132	63,682,952
Emerson Electric Co.	1,145,510	81,399,941
Encore Wire Corp.	34,550	1,810,420
Energous Corp. (a)(b)	37,680	830,844
Energy Focus, Inc. (a)(b)	8,003	20,488
EnerSys	77,507	5,401,463
Enphase Energy, Inc. (a)(b)	79,353	263,452
EnSync, Inc. (b)	32,445	11,680
Espey Manufacturing & Electronics Corp.	2,015	54,365
Fortive Corp.	542,601	41,671,757
FuelCell Energy, Inc. (a)(b)	48,863	80,624
Generac Holdings, Inc. (b)	118,381	5,265,587
General Cable Corp.	78,815	2,328,983
Hubbell, Inc. Class B	100,913	13,224,649
Ideal Power, Inc. (a)(b)	38,104	45,344
LSI Industries, Inc.	35,290	275,615
Ocean Power Technologies, Inc. (a)(b)	1,104	1,248
Orion Energy Systems, Inc. (b)	20,733	17,623
Plug Power, Inc. (a)(b)	485,070	902,230
Powell Industries, Inc.	13,455	358,307
Preformed Line Products Co.	3,218	195,622
Real Goods Solar, Inc. (b)	1	1
Regal Beloit Corp.	80,384	5,811,763
Revolution Lighting Technologies, Inc. (a)(b)	7,326	24,982
Rockwell Automation, Inc.	223,611	40,428,869
Sensata Technologies Holding BV (a)(b)	300,196	15,868,361
Sunrun, Inc. (a)(b)	104,524	699,266
Sunworks, Inc. (b)	12,722	13,231
Thermon Group Holdings, Inc. (b)	52,027	1,135,229
TPI Composites, Inc. (b)	37,115	735,619
Ultralife Corp. (b)	13,410	107,951
Vicor Corp. (b)	18,023	464,092
Vivint Solar, Inc. (a)(b)	34,907	104,721
		329,001,810
Industrial Conglomerates - 1.5%
3M Co.	1,062,528	250,235,969
Carlisle Companies, Inc.	111,464	11,470,760
General Electric Co.	15,457,974	218,112,013
Honeywell International, Inc.	1,355,984	204,902,742
ITT, Inc.	154,656	7,760,638
Raven Industries, Inc.	60,171	2,042,805
Roper Technologies, Inc.	181,273	49,866,390
		744,391,317
Machinery - 2.0%
Actuant Corp. Class A	105,914	2,404,248
AGCO Corp.	111,076	7,397,662
Alamo Group, Inc.	17,898	1,989,363
Albany International Corp. Class A	47,080	2,996,642
Allison Transmission Holdings, Inc.	274,756	10,888,580
Altra Industrial Motion Corp.	52,776	2,290,478
American Railcar Industries, Inc. (a)	11,797	439,438
ARC Group Worldwide, Inc. (b)	1,450	2,900
Astec Industries, Inc.	38,170	2,248,213
Barnes Group, Inc.	90,237	5,442,193
Blue Bird Corp. (a)(b)	13,214	306,565
Briggs & Stratton Corp.	75,012	1,686,270
Caterpillar, Inc.	1,054,509	163,058,727
Chart Industries, Inc. (b)	59,494	3,278,714
CIRCOR International, Inc.	26,680	1,253,960
Colfax Corp. (b)	167,182	5,314,716
Columbus McKinnon Corp. (NY Shares)	35,569	1,262,700
Commercial Vehicle Group, Inc. (b)	77,079	778,498
Crane Co.	92,238	8,514,490
Cummins, Inc.	278,912	46,904,631
Deere & Co.	567,938	91,364,186
Dmc Global, Inc.	17,783	377,000
Donaldson Co., Inc.	227,086	10,777,502
Douglas Dynamics, Inc.	38,692	1,721,794
Dover Corp.	276,370	27,664,637
Eastern Co.	5,588	142,494
Energy Recovery, Inc. (a)(b)	61,650	422,919
EnPro Industries, Inc.	39,127	2,835,142
ESCO Technologies, Inc.	41,567	2,448,296
ExOne Co. (a)(b)	13,829	115,610
Federal Signal Corp.	104,341	2,231,854
Flowserve Corp. (a)	226,246	9,581,518
Franklin Electric Co., Inc.	72,585	2,841,703
FreightCar America, Inc.	19,411	287,089
Gardner Denver Holdings, Inc.	127,416	4,078,586
Gencor Industries, Inc. (b)	2,773	44,784
Global Brass & Copper Holdings, Inc.	34,001	962,228
Gorman-Rupp Co.	28,251	753,737
Graco, Inc.	301,980	13,392,813
Graham Corp.	12,124	245,026
Greenbrier Companies, Inc. (a)	47,653	2,468,425
Hardinge, Inc.	14,874	272,938
Harsco Corp. (b)	144,208	2,920,212
Hillenbrand, Inc.	122,624	5,383,194
Hurco Companies, Inc.	6,325	264,701
Hyster-Yale Materials Handling Class A	17,565	1,250,452
IDEX Corp.	136,430	18,663,624
Illinois Tool Works, Inc.	551,374	89,013,819
Ingersoll-Rand PLC	450,473	40,002,002
Jason Industries, Inc. (b)	13,118	28,728
John Bean Technologies Corp.	55,934	6,194,691
Kadant, Inc.	18,429	1,758,127
Kennametal, Inc.	136,498	5,623,718
Key Technology, Inc. (b)	6,453	172,489
L.B. Foster Co. Class A (b)	13,680	357,732
Lincoln Electric Holdings, Inc.	106,698	9,340,343
Lindsay Corp.	21,677	1,917,114
Lydall, Inc. (b)	28,864	1,389,802
Manitex International, Inc. (b)	11,053	115,946
Manitowoc Co., Inc. (b)	62,652	1,862,017
Meritor, Inc. (b)	154,933	3,795,859
Middleby Corp. (b)	99,566	11,972,812
Milacron Holdings Corp. (b)	88,730	1,901,484
Miller Industries, Inc.	16,197	394,397
Mueller Industries, Inc.	105,921	2,805,847
Mueller Water Products, Inc. Class A	293,253	3,225,783
Navistar International Corp. New (b)	114,244	4,263,586
NN, Inc.	43,595	1,041,921
Nordson Corp.	91,551	12,274,243
Omega Flex, Inc.	8,251	460,571
Oshkosh Corp.	134,738	10,634,870
PACCAR, Inc.	623,624	44,645,242
Park-Ohio Holdings Corp.	13,382	533,273
Parker Hannifin Corp.	233,558	41,683,096
Pentair PLC	293,393	20,153,165
ProPetro Holding Corp. (a)	100,689	1,624,114
Proto Labs, Inc. (a)(b)	43,461	4,735,076
RBC Bearings, Inc. (b)	45,770	5,515,285
Rexnord Corp. (b)	169,317	4,906,807
Snap-On, Inc.	100,280	15,966,582
Spartan Motors, Inc.	58,691	865,692
SPX Corp. (b)	68,191	2,129,605
SPX Flow, Inc. (b)	81,195	3,959,068
Standex International Corp.	20,721	1,991,288
Stanley Black & Decker, Inc.	274,254	43,658,494
Sun Hydraulics Corp.	47,081	2,444,446
Tennant Co.	30,833	1,985,645
Terex Corp.	170,082	7,061,805
The L.S. Starrett Co. Class A	4,836	41,106
Timken Co.	116,166	5,088,071
Titan International, Inc.	99,148	1,275,043
Toro Co.	191,913	12,199,909
TriMas Corp. (b)	79,624	2,062,262
Trinity Industries, Inc.	263,641	8,605,242
Twin Disc, Inc. (b)	8,286	198,201
Wabash National Corp. (a)	105,115	2,296,763
WABCO Holdings, Inc. (b)	90,070	12,426,958
Wabtec Corp.	159,121	12,942,902
Watts Water Technologies, Inc. Class A	51,551	3,892,101
Woodward, Inc.	106,719	7,558,907
Xerium Technologies, Inc. (b)	10,544	61,366
Xylem, Inc.	322,928	24,083,970
		979,110,837
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	10,301	141,742
Kirby Corp. (a)(b)	95,289	7,146,675
Matson, Inc.	69,658	1,985,253
		9,273,670
Professional Services - 0.4%
Acacia Research Corp. (b)	73,187	252,495
Barrett Business Services, Inc.	8,858	658,061
BG Staffing, Inc.	5,516	90,738
CBIZ, Inc. (b)	94,868	1,712,367
Cogint, Inc. (a)(b)	74,077	192,600
CRA International, Inc.	15,589	779,294
Dun & Bradstreet Corp.	69,069	8,636,388
Equifax, Inc.	211,226	23,868,538
Exponent, Inc.	49,089	3,816,670
Forrester Research, Inc.	17,100	692,550
Franklin Covey Co. (b)	19,900	515,410
FTI Consulting, Inc. (b)	78,630	3,749,865
GP Strategies Corp. (b)	22,618	498,727
Heidrick & Struggles International, Inc.	29,141	769,322
Hill International, Inc. (b)	55,142	306,038
Hudson Global, Inc. (b)	13,947	27,336
Huron Consulting Group, Inc. (b)	39,007	1,365,245
ICF International, Inc.	34,131	1,945,467
IHS Markit Ltd. (b)	644,418	30,319,867
Insperity, Inc.	64,534	4,214,070
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,510,979
Kforce, Inc.	36,597	1,013,737
Korn/Ferry International	104,534	4,381,020
Manpower, Inc.	124,187	14,711,192
Marathon Patent Group, Inc. (b)	2,210	4,928
Mastech Digital, Inc. (b)	373	4,331
MISTRAS Group, Inc. (b)	29,557	582,864
Navigant Consulting, Inc. (b)	75,747	1,505,850
Nielsen Holdings PLC	596,445	19,462,000
On Assignment, Inc. (b)	91,637	7,027,642
RCM Technologies, Inc.	9,908	63,015
Resources Connection, Inc.	51,824	805,863
Robert Half International, Inc.	226,789	12,942,848
RPX Corp.	97,220	975,117
TransUnion Holding Co., Inc. (b)	264,102	15,072,301
TriNet Group, Inc. (b)	78,552	3,705,298
TrueBlue, Inc. (b)	75,110	2,042,992
Verisk Analytics, Inc. (b)	274,495	28,050,644
Volt Information Sciences, Inc. (b)	6,248	25,304
WageWorks, Inc. (b)	80,292	4,211,315
Willdan Group, Inc. (b)	10,974	230,125
		202,740,413
Road & Rail - 0.9%
AMERCO	12,690	4,365,360
ArcBest Corp.	43,696	1,446,338
Avis Budget Group, Inc. (a)(b)	143,156	6,467,788
Celadon Group, Inc. (a)	62,978	242,465
Covenant Transport Group, Inc. Class A (b)	19,818	511,701
CSX Corp.	1,590,684	85,451,544
Daseke, Inc. (a)(b)	65,652	660,459
Genesee & Wyoming, Inc. Class A (b)	108,225	7,524,884
Heartland Express, Inc. (a)	91,092	1,778,116
J.B. Hunt Transport Services, Inc.	153,808	18,237,015
Kansas City Southern	182,352	18,789,550
Knight-Swift Transportation Holdings, Inc. Class A	220,755	10,631,561
Landstar System, Inc.	76,087	8,278,266
Marten Transport Ltd.	73,518	1,591,665
Norfolk Southern Corp.	507,550	70,590,054
Old Dominion Freight Lines, Inc.	117,920	16,381,446
P.A.M. Transportation Services, Inc. (b)	3,193	110,190
Patriot Transportation Holding, Inc. (b)	1,280	24,704
Roadrunner Transportation Systems, Inc. (b)	43,638	167,134
Ryder System, Inc.	90,251	6,531,465
Saia, Inc. (b)	46,535	3,380,768
Schneider National, Inc. Class B (a)	73,442	1,899,210
U.S.A. Truck, Inc. (b)	7,889	201,643
Union Pacific Corp.	1,399,994	182,349,219
Universal Logistics Holdings, Inc.	12,296	271,742
Werner Enterprises, Inc.	93,918	3,498,446
YRC Worldwide, Inc. (b)	47,961	418,220
		451,800,953
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (b)	688	10,320
Air Lease Corp. Class A	168,551	7,360,622
Aircastle Ltd.	96,241	1,874,775
Applied Industrial Technologies, Inc.	73,619	5,182,778
Beacon Roofing Supply, Inc. (b)	124,749	6,600,470
BlueLinx Corp. (b)	2,338	35,351
BMC Stock Holdings, Inc. (b)	96,728	1,813,650
CAI International, Inc. (b)	29,270	591,254
DXP Enterprises, Inc. (b)	27,205	809,077
EnviroStar, Inc. (a)	2,922	100,809
Fastenal Co. (a)	510,029	27,908,787
GATX Corp.	67,450	4,650,003
H&E Equipment Services, Inc.	49,244	1,856,006
HD Supply Holdings, Inc. (b)	339,883	12,320,759
Herc Holdings, Inc. (b)	48,522	3,164,120
Houston Wire & Cable Co. (b)	15,647	108,747
Huttig Building Products, Inc. (a)(b)	22,831	117,580
Kaman Corp.	48,613	2,976,088
Lawson Products, Inc. (b)	6,300	147,735
MRC Global, Inc. (b)	173,407	2,866,418
MSC Industrial Direct Co., Inc. Class A	88,439	7,736,644
Nexeo Solutions, Inc. (b)	103,751	963,847
Now, Inc. (a)(b)	176,983	1,679,569
Rush Enterprises, Inc. Class A (b)	64,888	2,758,389
SiteOne Landscape Supply, Inc. (a)(b)	67,882	4,672,997
Titan Machinery, Inc. (b)	39,035	778,358
Triton International Ltd.	82,257	2,345,970
United Rentals, Inc. (b)	148,956	26,080,706
Univar, Inc. (b)	216,684	6,242,666
Veritiv Corp. (b)	19,444	471,517
W.W. Grainger, Inc. (a)	93,921	24,565,038
Watsco, Inc.	53,435	8,836,546
WESCO International, Inc. (b)	82,412	5,130,147
Willis Lease Finance Corp. (b)	2,668	72,836
		172,830,579
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	140,425	5,687,213
SEACOR Marine Holdings, Inc. (a)	30,560	517,075
		6,204,288

TOTAL INDUSTRIALS		5,382,234,785

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,547,409
Aerohive Networks, Inc. (b)	130,171	545,416
Applied Optoelectronics, Inc. (a)(b)	31,585	882,169
Arista Networks, Inc. (b)	84,821	22,879,617
Arris International PLC (b)	323,592	8,251,596
Aviat Networks, Inc. (b)	5,550	93,074
Black Box Corp.	16,753	33,506
Blonder Tongue Laboratories, Inc. (b)	3,352	2,145
CalAmp Corp. (b)	63,415	1,483,911
Calix Networks, Inc. (b)	55,272	362,032
Carvana Co. Class A (a)	26,177	524,587
Ciena Corp. (b)	268,224	6,214,750
Cisco Systems, Inc.	8,792,054	393,708,178
Clearfield, Inc. (a)(b)	16,017	216,230
CommScope Holding Co., Inc. (b)	341,527	13,220,510
Communications Systems, Inc.	4,311	14,701
Comtech Telecommunications Corp.	38,555	852,066
Dasan Zhone Solutions, Inc. (b)	1,172	12,646
Digi International, Inc. (b)	37,099	387,685
EchoStar Holding Corp. Class A (b)	92,247	5,352,171
EMCORE Corp. (b)	50,451	267,390
Extreme Networks, Inc. (b)	245,320	2,799,101
F5 Networks, Inc. (b)	110,573	16,422,302
Finisar Corp. (a)(b)	193,129	3,476,322
Harmonic, Inc. (b)	134,269	406,164
Infinera Corp. (a)(b)	259,331	2,580,343
InterDigital, Inc.	59,150	4,246,970
Juniper Networks, Inc.	682,219	17,505,740
KVH Industries, Inc. (b)	23,641	241,138
Lantronix, Inc. (b)	71	166
Lumentum Holdings, Inc. (a)(b)	113,449	6,920,389
Motorola Solutions, Inc.	289,289	30,708,027
NETGEAR, Inc. (b)	57,212	3,189,569
NetScout Systems, Inc. (a)(b)	150,999	4,009,023
Network-1 Security Solutions, Inc.	21,477	55,840
Oclaro, Inc. (a)(b)	327,153	2,345,687
Optical Cable Corp. (b)	564	1,354
Palo Alto Networks, Inc. (b)	164,266	28,478,796
Parkervision, Inc. (a)(b)	10,028	8,223
PC-Tel, Inc.	11,999	84,113
Plantronics, Inc.	61,152	3,304,654
Quantenna Communications, Inc. (a)(b)	27,725	381,219
Relm Wireless Corp.	9,436	33,498
Resonant, Inc. (a)(b)	2,385	9,540
Sonus Networks, Inc. (b)	82,074	531,840
Tessco Technologies, Inc.	7,287	161,407
Ubiquiti Networks, Inc. (a)(b)	44,626	2,838,214
ViaSat, Inc. (a)(b)	93,287	6,510,500
Viavi Solutions, Inc. (b)	389,051	3,742,671
Westell Technologies, Inc. Class A (b)	18,994	61,541
		597,906,140
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	543,408	49,662,057
Anixter International, Inc. (b)	51,288	3,874,808
Applied DNA Sciences, Inc. (a)(b)	18,968	27,504
Arrow Electronics, Inc. (b)	174,121	14,204,791
Avnet, Inc.	219,819	9,386,271
AVX Corp.	141,087	2,440,805
Badger Meter, Inc.	74,053	3,524,923
Bel Fuse, Inc. Class B (non-vtg.)	13,939	241,145
Belden, Inc.	76,472	5,561,809
Benchmark Electronics, Inc.	89,057	2,671,710
Cardtronics PLC (b)	76,739	1,717,419
CDW Corp.	273,056	19,913,974
ClearSign Combustion Corp. (a)(b)	7,019	15,793
Cognex Corp.	309,382	16,616,907
Coherent, Inc. (b)	43,325	9,061,857
Control4 Corp. (b)	35,202	846,256
Corning, Inc.	1,571,612	45,702,477
CTS Corp.	48,442	1,244,959
CUI Global, Inc. (a)(b)	26,608	75,833
Daktronics, Inc.	49,334	439,566
Dell Technologies, Inc. (b)	371,700	27,613,593
Dolby Laboratories, Inc. Class A	108,648	7,013,228
Echelon Corp. (b)	3,219	15,161
Electro Scientific Industries, Inc. (a)(b)	113,580	2,036,489
eMagin Corp. (a)(b)	5,084	7,626
ePlus, Inc. (b)	25,477	1,950,264
Fabrinet	63,037	1,900,566
FARO Technologies, Inc. (b)	33,227	1,972,022
Fitbit, Inc. (a)(b)	275,332	1,316,087
FLIR Systems, Inc.	248,934	12,222,659
Frequency Electronics, Inc. (b)	2,550	23,562
I. D. Systems Inc. (a)(b)	6,071	44,379
Identiv, Inc. (b)	10,618	41,092
IEC Electronics Corp. (b)	86	363
II-VI, Inc. (a)(b)	95,705	3,684,643
Insight Enterprises, Inc. (b)	62,606	2,186,828
Intellicheck, Inc. (b)	545	1,395
IntriCon Corp. (b)	4,355	81,003
IPG Photonics Corp. (b)	66,641	16,369,695
Iteris, Inc. (a)(b)	32,677	182,011
Itron, Inc. (b)	55,882	3,911,740
Jabil, Inc.	305,429	8,274,072
KEMET Corp. (b)	79,365	1,426,983
KEY Tronic Corp. (b)	6,483	46,548
Keysight Technologies, Inc. (b)	331,556	15,586,448
Kimball Electronics, Inc. (b)	30,376	527,024
Knowles Corp. (a)(b)	178,238	2,573,757
LightPath Technologies, Inc. Class A (b)	376	801
Littelfuse, Inc.	43,846	9,098,045
LRAD Corp. (b)	56,581	122,215
Luna Innovations, Inc. (b)	1,444	3,841
Maxwell Technologies, Inc. (a)(b)	38,769	220,596
Mesa Laboratories, Inc.	4,836	633,516
Methode Electronics, Inc. Class A	72,142	2,846,002
MicroVision, Inc. (a)(b)	117,860	129,646
MTS Systems Corp. (a)	29,288	1,433,648
National Instruments Corp.	204,510	10,340,026
Neonode, Inc. (a)(b)	33,197	16,270
NetList, Inc. (a)(b)	104,599	30,909
Novanta, Inc. (b)	69,461	3,879,397
OSI Systems, Inc. (b)	28,365	1,790,966
Park Electrochemical Corp.	28,127	478,722
PC Connection, Inc.	26,383	655,090
PC Mall, Inc. (b)	8,716	61,884
Perceptron, Inc. (b)	13,154	120,359
Plexus Corp. (b)	72,969	4,401,490
RadiSys Corp. (b)	34,231	29,439
Research Frontiers, Inc. (a)(b)	16,855	15,675
RF Industries Ltd.	5,778	18,201
Richardson Electronics Ltd.	23,707	190,367
Rogers Corp. (b)	31,193	4,283,423
Sanmina Corp. (b)	138,110	3,804,931
ScanSource, Inc. (b)	40,769	1,335,185
SYNNEX Corp.	50,673	6,265,716
Systemax, Inc.	23,392	668,309
TE Connectivity Ltd.	615,918	63,494,987
Tech Data Corp. (b)	64,965	6,713,483
Trimble, Inc. (b)	442,297	16,776,325
TTM Technologies, Inc. (a)(b)	152,901	2,470,880
Universal Display Corp.	75,720	9,828,456
VeriFone Systems, Inc. (b)	198,885	3,301,491
Vishay Intertechnology, Inc.	233,503	4,296,455
Vishay Precision Group, Inc. (b)	17,938	537,243
Wayside Technology Group, Inc.	1,232	17,248
Wireless Telecom Group, Inc. (b)	11,200	23,408
Zebra Technologies Corp. Class A (b)	97,337	13,446,133
		472,020,880
Internet Software & Services - 4.6%
2U, Inc. (a)(b)	117,669	9,740,640
Akamai Technologies, Inc. (b)	294,471	19,865,014
Alarm.com Holdings, Inc. (a)(b)	76,969	2,781,275
Alphabet, Inc.:
Class A (b)	524,987	579,543,649
Class C (b)	542,365	599,166,886
Amber Road, Inc. (b)	55,819	507,953
ANGI Homeservices, Inc. Class A (a)(b)	79,036	1,168,942
AppFolio, Inc. (b)	18,857	756,166
Apptio, Inc. Class A (b)	10,079	291,283
Autoweb, Inc. (b)	9,434	66,604
Benefitfocus, Inc. (a)(b)	38,811	939,226
BlackLine, Inc. (a)(b)	64,906	2,855,864
Blucora, Inc. (b)	88,148	2,053,848
Box, Inc. Class A (b)	216,524	5,209,567
Brightcove, Inc. (b)	59,246	405,835
BroadVision, Inc. (b)	490	1,372
Carbonite, Inc. (a)(b)	40,379	1,136,669
Care.com, Inc. (b)	25,585	457,460
CarGurus, Inc. Class A (a)	63,394	2,046,358
ChannelAdvisor Corp. (b)	32,537	287,952
Cloudera, Inc.	138,832	2,644,750
CommerceHub, Inc.:
Series A (a)(b)	21,320	422,562
Series C (b)	54,178	1,032,091
Cornerstone OnDemand, Inc. (b)	104,237	4,273,717
CoStar Group, Inc. (b)	65,165	22,294,901
Coupa Software, Inc. (b)	54,059	2,411,031
Determine, Inc. (b)	552	845
DHI Group, Inc. (b)	141,360	233,244
eBay, Inc. (b)	1,720,569	73,743,587
eGain Communications Corp. (b)	8,558	66,325
Endurance International Group Holdings, Inc. (a)(b)	119,063	869,160
Envestnet, Inc. (b)	83,097	4,578,645
Etsy, Inc. (b)	195,696	4,953,066
Facebook, Inc. Class A (b)	4,244,505	756,880,132
Five9, Inc. (b)	92,098	2,796,095
GlowPoint, Inc. (b)	18,770	5,179
GoDaddy, Inc. (b)	179,895	10,759,520
Gogo, Inc. (a)(b)	109,584	995,023
GrubHub, Inc. (a)(b)	156,062	15,514,123
GTT Communications, Inc. (a)(b)	62,973	3,249,407
Hortonworks, Inc. (b)	79,816	1,435,092
IAC/InterActiveCorp (b)	133,418	19,867,274
Instructure, Inc. (b)	89,214	3,871,888
Internap Network Services Corp. (b)	24,920	324,458
Inuvo, Inc. (b)	9,640	8,385
iPass, Inc. (b)	33,662	13,640
j2 Global, Inc.	83,229	6,160,611
Leaf Group Ltd. (b)	19,244	148,179
Limelight Networks, Inc. (b)	172,777	698,019
Liquidity Services, Inc. (b)	37,923	259,773
LivePerson, Inc. (b)	99,233	1,433,917
LogMeIn, Inc.	94,017	10,863,664
Marchex, Inc. Class B	28,685	91,792
Marin Software, Inc. (b)	1,425	11,115
Match Group, Inc. (a)(b)	103,238	4,134,682
MeetMe, Inc. (a)(b)	113,904	298,428
MINDBODY, Inc. (a)(b)	51,352	1,830,699
MongoDB, Inc. Class A	53,983	1,738,792
MuleSoft, Inc. Class A (a)	80,667	2,490,997
New Relic, Inc. (b)	99,630	7,151,441
NIC, Inc.	110,917	1,497,380
Nutanix, Inc. Class A (a)(b)	104,635	3,813,946
Okta, Inc.	80,156	3,093,220
Ominto, Inc. (a)(b)	11,014	37,117
Pandora Media, Inc. (a)(b)	408,712	1,802,420
Q2 Holdings, Inc. (b)	56,898	2,591,704
QuinStreet, Inc. (b)	48,878	641,768
Qumu Corp. (b)	6,017	11,492
Quotient Technology, Inc. (b)	132,658	1,744,453
Reis, Inc.	8,134	156,580
Remark Holdings, Inc. (a)(b)	26,781	200,322
SecureWorks Corp. (b)	18,872	186,267
Shutterstock, Inc. (a)(b)	29,764	1,495,641
SPS Commerce, Inc. (b)	30,117	1,807,622
Stamps.com, Inc. (a)(b)	29,462	5,628,715
Support.com, Inc. (b)	39,218	107,457
Synacor, Inc. (b)	20,037	40,074
TechTarget, Inc. (b)	23,593	407,687
Telaria, Inc. (b)	40,833	157,207
The Trade Desk, Inc. (a)(b)	37,435	2,106,093
Travelzoo, Inc. (b)	5,383	34,451
TrueCar, Inc. (b)	124,192	1,377,289
Twilio, Inc. Class A (a)(b)	121,473	4,149,518
Twitter, Inc. (b)	1,147,274	36,552,150
VeriSign, Inc. (a)(b)	147,930	17,162,839
Veritone, Inc. (a)	11,539	160,969
Web.com Group, Inc. (a)(b)	88,964	1,601,352
XO Group, Inc. (b)	81,695	1,574,263
Yelp, Inc. (b)	147,397	6,420,613
Yext, Inc. (a)	22,445	285,052
Zillow Group, Inc.:
Class A (b)	72,361	3,440,042
Class C (a)(b)	192,635	9,182,910
		2,309,307,425
IT Services - 4.1%
Accenture PLC Class A	1,096,975	176,623,945
Acxiom Corp. (b)	136,727	3,742,218
Alliance Data Systems Corp.	90,040	21,696,038
Automatic Data Processing, Inc.	788,044	90,877,234
Blackhawk Network Holdings, Inc. (b)	106,476	4,764,801
Booz Allen Hamilton Holding Corp. Class A	266,230	10,098,104
Broadridge Financial Solutions, Inc.	205,695	20,647,664
CACI International, Inc. Class A (b)	43,520	6,486,656
Cass Information Systems, Inc.	16,566	970,105
Cognizant Technology Solutions Corp. Class A	1,047,041	85,878,303
Computer Task Group, Inc. (b)	11,646	92,819
Conduent, Inc. (b)	334,916	6,329,912
Convergys Corp.	164,874	3,826,726
CoreLogic, Inc. (b)	146,089	6,647,050
CSG Systems International, Inc.	60,961	2,845,659
CSP, Inc.	3,696	43,391
CSRA, Inc.	290,218	11,762,536
DST Systems, Inc.	112,242	9,335,167
DXC Technology Co.	505,715	51,856,016
Edgewater Technology, Inc. (b)	2,875	19,004
EPAM Systems, Inc. (b)	87,104	9,853,204
Euronet Worldwide, Inc. (b)	99,267	8,424,790
Everi Holdings, Inc. (b)	99,354	740,187
EVERTEC, Inc.	105,730	1,712,826
ExlService Holdings, Inc. (b)	59,903	3,415,669
Fidelity National Information Services, Inc.	590,554	57,390,038
First Data Corp. Class A (b)	808,392	12,627,083
Fiserv, Inc. (b)	370,976	53,194,249
FleetCor Technologies, Inc. (b)	158,984	31,785,671
Gartner, Inc. (b)	164,540	18,660,481
Genpact Ltd.	264,705	8,303,796
Global Payments, Inc.	281,234	31,889,123
Hackett Group, Inc.	39,872	718,892
Helios and Matheson Analytics, Inc. (a)(b)	30,142	143,476
IBM Corp.	1,531,835	238,705,848
Information Services Group, Inc. (b)	18,000	75,960
Innodata, Inc. (b)	14,010	16,252
Jack Henry & Associates, Inc.	139,152	16,322,530
Leidos Holdings, Inc.	255,738	16,190,773
ManTech International Corp. Class A	47,385	2,671,092
MasterCard, Inc. Class A	1,650,260	290,049,698
Mattersight Corp. (a)(b)	9,437	22,177
Maximus, Inc.	120,295	8,057,359
ModusLink Global Solutions, Inc. (b)	31,030	72,921
MoneyGram International, Inc. (b)	66,937	718,234
Paychex, Inc.	568,619	37,034,155
PayPal Holdings, Inc. (b)	2,005,100	159,224,991
Perficient, Inc. (b)	51,600	1,004,652
PFSweb, Inc. (b)	22,457	160,792
Presidio, Inc. (a)	95,619	1,397,950
PRG-Schultz International, Inc. (b)	36,569	274,268
Sabre Corp. (a)	375,253	8,619,561
Science Applications International Corp.	74,228	5,373,365
ServiceSource International, Inc. (b)	93,929	343,780
Square, Inc. (a)(b)	475,824	21,911,695
StarTek, Inc. (b)	15,709	169,657
Sykes Enterprises, Inc. (b)	77,094	2,240,352
Syntel, Inc. (a)(b)	71,654	1,923,910
Teradata Corp. (a)(b)	220,606	8,122,713
The Western Union Co.	833,977	16,529,424
Total System Services, Inc.	300,351	26,415,870
Travelport Worldwide Ltd.	241,707	3,444,325
Ttec Holdings, Inc.	29,721	1,059,554
Unisys Corp. (a)(b)	94,015	1,052,968
Virtusa Corp. (b)	48,896	2,333,317
Visa, Inc. Class A	3,219,554	395,811,969
WEX, Inc. (b)	68,406	10,230,117
WidePoint Corp. (b)	71,654	32,961
Worldpay, Inc. (b)	526,125	42,763,440
		2,073,781,463
Semiconductors & Semiconductor Equipment - 3.9%
Acacia Communications, Inc. (a)(b)	33,173	1,283,795
Adesto Technologies Corp. (b)	10,383	66,970
Advanced Energy Industries, Inc. (b)	70,933	4,704,277
Advanced Micro Devices, Inc. (a)(b)	1,457,245	17,647,237
AEHR Test Systems (b)	18,931	43,352
Alpha & Omega Semiconductor Ltd. (b)	32,383	497,727
Amkor Technology, Inc. (b)	223,902	2,250,215
Amtech Systems, Inc. (b)	13,719	104,127
Analog Devices, Inc.	653,157	58,882,104
Applied Materials, Inc.	1,889,989	108,844,467
Aquantia Corp. (a)(b)	25,937	357,931
Axcelis Technologies, Inc. (b)	55,214	1,349,982
AXT, Inc. (a)(b)	68,422	511,454
Broadcom Ltd.	722,904	178,166,920
Brooks Automation, Inc.	126,012	3,365,781
Cabot Microelectronics Corp.	44,714	4,556,357
Cavium, Inc. (b)	121,049	10,778,203
Ceva, Inc. (b)	37,331	1,371,914
Cirrus Logic, Inc. (b)	115,056	5,098,131
Cohu, Inc.	83,996	1,682,440
Cree, Inc. (a)(b)	179,530	6,791,620
CVD Equipment Corp. (a)(b)	24,298	214,065
CyberOptics Corp. (a)(b)	9,251	151,716
Cypress Semiconductor Corp.	603,136	10,536,786
Diodes, Inc. (b)	66,747	2,009,085
DSP Group, Inc. (b)	64,723	786,384
Entegris, Inc.	244,281	8,110,129
Experi Corp.	89,409	1,971,468
First Solar, Inc. (b)	142,742	8,971,335
FormFactor, Inc. (b)	123,711	1,620,614
GSI Technology, Inc. (b)	18,344	138,681
Ichor Holdings Ltd. (a)(b)	29,846	771,221
Impinj, Inc. (a)(b)	40,581	517,002
Inphi Corp. (a)(b)	81,649	2,265,760
Integrated Device Technology, Inc. (b)	240,699	7,302,808
Intel Corp.	8,335,907	410,876,856
Intermolecular, Inc. (b)	6,975	10,114
Intest Corp. (b)	2,175	16,748
KLA-Tencor Corp.	280,508	31,784,361
Kopin Corp. (a)(b)	88,411	270,538
Kulicke & Soffa Industries, Inc. (b)	125,107	2,914,993
Lam Research Corp.	284,554	54,594,530
Lattice Semiconductor Corp. (b)	220,983	1,328,108
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	79,684	1,700,457
Marvell Technology Group Ltd.	752,545	17,677,282
Maxim Integrated Products, Inc.	498,516	30,379,565
MaxLinear, Inc. Class A (b)	115,923	2,634,930
Microchip Technology, Inc. (a)	410,203	36,479,353
Micron Technology, Inc. (b)	2,048,082	99,966,882
Microsemi Corp. (b)	218,164	14,158,844
MKS Instruments, Inc.	93,742	10,438,172
Monolithic Power Systems, Inc.	69,641	8,152,175
MoSys, Inc. (b)	6,042	8,580
Nanometrics, Inc. (b)	47,602	1,256,217
NeoPhotonics Corp. (a)(b)	44,702	271,341
NVE Corp.	7,985	555,037
NVIDIA Corp.	1,078,334	260,956,828
ON Semiconductor Corp. (b)	776,853	18,582,324
PDF Solutions, Inc. (a)(b)	47,788	532,358
Photronics, Inc. (b)	101,617	792,613
Pixelworks, Inc. (b)	39,177	172,379
Power Integrations, Inc.	52,203	3,508,042
Qorvo, Inc. (b)	226,420	18,274,358
Qualcomm, Inc.	2,626,174	170,701,310
QuickLogic Corp. (a)(b)	142,208	228,955
Rambus, Inc. (b)	201,505	2,561,129
Rubicon Technology, Inc. (b)	2,504	18,054
Rudolph Technologies, Inc. (b)	69,669	1,849,712
Semtech Corp. (b)	131,349	4,419,894
Sigma Designs, Inc. (b)	63,510	381,060
Silicon Laboratories, Inc. (b)	78,252	7,316,562
Skyworks Solutions, Inc.	330,946	36,155,851
SMART Global Holdings, Inc.	13,359	463,824
SolarEdge Technologies, Inc. (b)	61,683	3,087,234
SunPower Corp. (a)(b)	97,783	693,281
Synaptics, Inc. (a)(b)	66,113	3,072,271
Teradyne, Inc.	378,289	17,174,321
Texas Instruments, Inc.	1,752,599	189,894,102
Ultra Clean Holdings, Inc. (a)(b)	60,588	1,166,925
Veeco Instruments, Inc. (b)	86,705	1,573,696
Versum Materials, Inc.	198,986	7,366,462
Xcerra Corp. (b)	98,441	984,410
Xilinx, Inc.	448,766	31,974,578
		1,963,099,674
Software - 5.6%
8x8, Inc. (b)	162,409	2,963,964
A10 Networks, Inc. (b)	73,118	459,181
ACI Worldwide, Inc. (b)	200,153	4,733,618
Activision Blizzard, Inc.	1,345,611	98,404,532
Adobe Systems, Inc. (b)	877,013	183,409,729
Agilysys, Inc. (b)	38,149	426,124
Altair Engineering, Inc. Class A (b)	83,373	2,194,377
American Software, Inc. Class A	55,166	686,265
ANSYS, Inc. (b)	151,566	24,241,466
Appian Corp. Class A (a)	19,112	516,788
Aspen Technology, Inc. (b)	131,521	10,163,943
Asure Software, Inc. (a)(b)	8,721	124,274
Autodesk, Inc. (b)	385,200	45,249,444
Black Knight, Inc. (b)	194,802	9,282,315
Blackbaud, Inc.	87,315	8,951,534
Bottomline Technologies, Inc. (b)	62,280	2,365,394
BSQUARE Corp. (b)	11,182	40,814
CA Technologies, Inc.	560,057	19,658,001
Cadence Design Systems, Inc. (b)	495,754	19,220,383
Callidus Software, Inc. (b)	115,529	4,147,491
CDK Global, Inc.	250,362	17,194,862
Citrix Systems, Inc. (b)	260,051	23,924,692
CommVault Systems, Inc. (b)	75,089	3,908,382
Datawatch Corp. (b)	9,730	90,976
Digimarc Corp. (a)(b)	18,523	479,746
Digital Turbine, Inc. (b)	41,910	94,298
Document Security Systems, Inc. (b)	4,956	5,452
Ebix, Inc.	42,676	3,582,650
Electronic Arts, Inc. (b)	545,224	67,444,209
Ellie Mae, Inc. (a)(b)	59,098	5,240,220
Everbridge, Inc. (b)	29,747	949,227
Evolving Systems, Inc. (b)	4,973	27,103
Fair Isaac Corp.	53,660	9,118,980
FireEye, Inc. (a)(b)	313,727	5,204,731
Forescout Technologies, Inc. (b)	43,159	1,285,275
Fortinet, Inc. (b)	260,319	13,138,300
Glu Mobile, Inc. (b)	173,754	644,627
GSE Systems, Inc. (b)	388	1,300
Guidewire Software, Inc. (a)(b)	129,374	10,391,320
HubSpot, Inc. (a)(b)	62,149	6,901,646
Imperva, Inc. (b)	51,764	2,414,791
Inseego Corp. (b)	35,452	66,295
Intuit, Inc.	430,269	71,794,685
Manhattan Associates, Inc. (a)(b)	127,067	5,349,521
Microsoft Corp.	13,733,451	1,287,785,700
MicroStrategy, Inc. Class A (b)	16,727	2,140,721
Mitek Systems, Inc. (b)	45,058	344,694
MobileIron, Inc. (b)	70,668	339,206
Model N, Inc. (b)	64,636	1,105,276
Monotype Imaging Holdings, Inc.	66,977	1,614,146
NetSol Technologies, Inc. (b)	10,165	48,284
Nuance Communications, Inc. (b)	461,370	7,409,602
Oracle Corp.	5,423,242	274,795,672
Parametric Technology Corp. (b)	208,715	15,394,818
Park City Group, Inc. (a)(b)	18,083	187,159
Paycom Software, Inc. (a)(b)	99,850	9,877,162
Paylocity Holding Corp. (b)	45,248	2,116,249
Pegasystems, Inc.	63,152	3,662,816
Progress Software Corp.	78,882	3,697,199
Proofpoint, Inc. (b)	76,136	8,159,495
PROS Holdings, Inc. (a)(b)	55,472	1,739,047
QAD, Inc.:
Class A	10,065	452,925
Class B	4,298	149,570
Qualys, Inc. (b)	57,308	4,243,657
Rapid7, Inc. (b)	37,409	987,972
RealNetworks, Inc. (b)	28,670	79,703
RealPage, Inc. (b)	107,924	5,639,029
Red Hat, Inc. (b)	313,447	46,202,088
RingCentral, Inc. (b)	118,298	7,411,370
Rosetta Stone, Inc. (b)	22,826	312,488
Salesforce.com, Inc. (b)	1,212,331	140,933,479
SeaChange International, Inc. (b)	36,866	113,547
ServiceNow, Inc. (b)	306,489	49,347,794
SITO Mobile Ltd. (b)	17,979	93,671
Smith Micro Software, Inc. (a)(b)	10,363	22,384
Snap, Inc. Class A (a)(b)	409,280	7,088,730
Sonic Foundry, Inc. (b)	155	364
Splunk, Inc. (b)	244,410	22,779,012
SS&C Technologies Holdings, Inc.	313,011	15,500,305
Symantec Corp.	1,101,352	28,954,544
Synchronoss Technologies, Inc. (a)(b)	70,331	656,892
Synopsys, Inc. (b)	265,684	22,495,464
Tableau Software, Inc. (b)	110,209	9,000,769
Take-Two Interactive Software, Inc. (b)	202,290	22,630,182
TeleNav, Inc. (b)	46,856	255,365
The Rubicon Project, Inc. (b)	59,339	95,536
TiVo Corp.	211,366	3,170,490
Tyler Technologies, Inc. (b)	60,606	12,309,685
Ultimate Software Group, Inc. (a)(b)	52,907	12,616,203
Upland Software, Inc. (b)	13,813	329,578
Varonis Systems, Inc. (b)	31,174	1,750,420
Vasco Data Security International, Inc. (b)	48,861	588,775
Verint Systems, Inc. (b)	117,045	4,553,051
VirnetX Holding Corp. (a)(b)	93,723	360,834
VMware, Inc. Class A (a)(b)	124,928	16,459,264
Workday, Inc. Class A (b)	240,214	30,427,907
Workiva, Inc. (b)	43,324	985,621
Zedge, Inc. (b)	14,921	49,239
Zendesk, Inc. (b)	202,958	8,763,726
Zix Corp. (b)	69,803	282,702
Zynga, Inc. (b)	1,392,357	4,817,555
		2,789,822,061
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(b)	198,011	1,881,105
Apple, Inc.	9,145,246	1,628,951,144
Astro-Med, Inc.	4,606	61,951
Avid Technology, Inc. (a)(b)	38,570	184,750
Concurrent Computer Corp.	6,675	35,711
CPI Card Group (a)	4,456	11,363
Cray, Inc. (b)	76,017	1,657,171
Diebold Nixdorf, Inc. (a)	123,985	1,946,565
Eastman Kodak Co. (a)(b)	64,018	336,095
Electronics for Imaging, Inc. (b)	82,143	2,249,897
Everspin Technologies, Inc. (a)(b)	9,978	76,731
Hewlett Packard Enterprise Co.	2,841,574	52,824,861
HP, Inc.	2,987,991	69,889,109
Immersion Corp. (a)(b)	59,681	691,703
Intevac, Inc. (b)	29,097	176,037
ITUS Corp. (a)(b)	25,229	83,003
NCR Corp. (b)	216,399	7,141,167
NetApp, Inc.	473,434	28,666,429
Pure Storage, Inc. Class A (a)(b)	209,911	4,548,771
Quantum Corp. (a)(b)	41,835	153,116
Seagate Technology LLC (a)	513,334	27,412,036
Super Micro Computer, Inc. (a)(b)	65,674	1,188,699
Transact Technologies, Inc.	3,411	47,242
U.S.A. Technologies, Inc. (a)(b)	68,908	561,600
Western Digital Corp.	529,836	46,116,925
Xerox Corp.	410,942	12,459,761
Xplore Technologies Corp. (b)	2,067	6,346
		1,889,359,288

TOTAL INFORMATION TECHNOLOGY		12,095,296,931

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	54,023	2,368,909
Advanced Emissions Solutions, Inc. (a)	57,241	551,803
AdvanSix, Inc. (b)	52,136	2,155,824
AgroFresh Solutions, Inc. (b)	38,931	301,326
Air Products & Chemicals, Inc.	385,828	62,037,284
Albemarle Corp. U.S.	198,982	19,983,762
American Vanguard Corp.	44,829	874,166
Ashland Global Holdings, Inc.	107,479	7,611,663
Axalta Coating Systems Ltd. (b)	400,178	12,325,482
Balchem Corp.	57,069	4,294,442
Cabot Corp.	106,306	6,397,495
Calgon Carbon Corp.	83,129	1,766,491
Celanese Corp. Class A	246,718	24,883,977
CF Industries Holdings, Inc.	413,542	17,054,472
Chase Corp.	19,479	2,025,816
Codexis, Inc. (b)	54,787	523,216
Core Molding Technologies, Inc.	10,858	197,616
DowDuPont, Inc.	4,167,789	292,995,567
Eastman Chemical Co.	259,233	26,203,272
Ecolab, Inc.	467,194	60,945,457
Ferro Corp. (b)	133,620	2,858,132
Flotek Industries, Inc. (a)(b)	98,612	586,741
FMC Corp.	235,247	18,462,185
FutureFuel Corp.	37,844	453,750
H.B. Fuller Co.	88,055	4,437,091
Hawkins, Inc.	13,930	466,655
Huntsman Corp.	374,240	12,076,725
Ingevity Corp. (b)	80,091	5,999,617
Innophos Holdings, Inc.	32,175	1,337,193
Innospec, Inc.	41,822	2,716,339
International Flavors & Fragrances, Inc.	145,054	20,488,878
Intrepid Potash, Inc. (a)(b)	199,844	661,484
KMG Chemicals, Inc.	19,191	1,150,884
Koppers Holdings, Inc. (b)	34,144	1,379,418
Kraton Performance Polymers, Inc. (b)	55,754	2,364,527
Kronos Worldwide, Inc.	34,238	734,405
LSB Industries, Inc. (a)(b)	28,693	214,337
LyondellBasell Industries NV Class A	580,455	62,816,840
Marrone Bio Innovations, Inc. (a)(b)	15,737	17,468
Minerals Technologies, Inc.	69,103	4,747,376
Monsanto Co.	778,073	95,990,866
NewMarket Corp.	16,721	6,987,873
Olin Corp.	290,042	9,426,365
OMNOVA Solutions, Inc. (b)	62,393	630,169
Platform Specialty Products Corp. (b)	374,823	3,913,152
PolyOne Corp.	144,671	5,976,359
PPG Industries, Inc.	447,686	50,337,814
PQ Group Holdings, Inc.	137,063	1,836,644
Praxair, Inc.	503,951	75,466,662
Quaker Chemical Corp.	22,939	3,269,496
Rayonier Advanced Materials, Inc.	82,695	1,684,497
RPM International, Inc.	250,289	12,456,884
Senomyx, Inc. (b)	66,138	78,704
Sensient Technologies Corp.	86,306	6,209,717
Sherwin-Williams Co.	146,294	58,748,745
Stepan Co.	34,404	2,755,760
The Chemours Co. LLC	326,423	15,508,357
The Mosaic Co.	610,934	16,079,783
The Scotts Miracle-Gro Co. Class A (a)	77,671	6,977,963
Trecora Resources (b)	28,770	319,347
Tredegar Corp.	71,882	1,146,518
Trinseo SA	75,141	5,981,224
Tronox Ltd. Class A	158,750	2,901,950
Valhi, Inc.	35,553	202,297
Valvoline, Inc.	351,998	8,064,274
Venator Materials PLC	82,940	1,587,472
W.R. Grace & Co.	118,963	7,872,971
Westlake Chemical Corp.	64,435	6,975,733
Yield10 Bioscience, Inc. (b)	693	1,053
		1,098,856,734
Construction Materials - 0.1%
Eagle Materials, Inc.	85,683	8,588,007
Forterra, Inc. (b)	32,917	233,382
Foundation Building Materials, Inc.	21,184	290,009
Martin Marietta Materials, Inc.	109,383	22,306,475
Summit Materials, Inc.	195,061	6,169,779
U.S. Concrete, Inc. (a)(b)	26,762	1,946,936
United States Lime & Minerals, Inc.	4,018	286,122
Vulcan Materials Co.	235,118	27,680,442
		67,501,152
Containers & Packaging - 0.4%
Aptargroup, Inc.	119,670	10,700,891
Avery Dennison Corp.	154,788	18,288,202
Ball Corp.	620,858	24,803,277
Bemis Co., Inc.	175,245	7,726,552
Berry Global Group, Inc. (b)	227,608	12,381,875
Crown Holdings, Inc. (b)	233,058	11,615,611
Graphic Packaging Holding Co.	529,162	8,101,470
Greif, Inc. Class A	63,236	3,640,497
International Paper Co.	730,930	43,556,119
Myers Industries, Inc.	29,894	566,491
Owens-Illinois, Inc. (b)	287,201	6,192,054
Packaging Corp. of America	166,963	19,901,990
Sealed Air Corp.	328,644	13,924,646
Silgan Holdings, Inc.	135,972	3,868,403
Sonoco Products Co.	183,166	8,786,473
UFP Technologies, Inc. (b)	14,187	403,620
WestRock Co.	453,830	29,843,861
		224,302,032
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)(b)	525,512	2,711,642
Alcoa Corp. (b)	299,210	13,455,474
Allegheny Technologies, Inc. (a)(b)	218,111	5,651,256
Ampco-Pittsburgh Corp.	10,414	106,223
Atkore International Group, Inc. (b)	52,989	1,151,981
Carpenter Technology Corp.	80,027	4,076,575
Century Aluminum Co. (b)	86,859	1,654,664
Cliffs Natural Resources, Inc. (a)(b)	491,448	3,454,879
Coeur d'Alene Mines Corp. (b)	321,230	2,457,410
Commercial Metals Co.	192,032	4,666,378
Compass Minerals International, Inc.	56,608	3,413,462
Comstock Mining, Inc. (a)(b)	11,344	3,517
Freeport-McMoRan, Inc. (b)	2,385,782	44,375,545
Friedman Industries	2,001	12,126
General Moly, Inc. (b)	60,513	23,782
Gold Resource Corp.	109,163	444,293
Golden Minerals Co. (a)(b)	71,014	26,630
Haynes International, Inc.	18,364	763,942
Hecla Mining Co.	683,190	2,500,475
Kaiser Aluminum Corp.	27,980	2,808,353
Materion Corp.	35,727	1,800,641
McEwen Mining, Inc. (a)	403,016	785,881
Newmont Mining Corp.	957,989	36,595,180
Nucor Corp.	558,044	36,496,078
Olympic Steel, Inc.	12,703	286,199
Paramount Gold Nevada Corp. (b)	7,958	10,107
Pershing Gold Corp. (a)(b)	31,696	69,097
Reliance Steel & Aluminum Co.	131,422	11,850,322
Royal Gold, Inc.	120,358	9,721,316
Ryerson Holding Corp. (a)(b)	30,039	303,394
Schnitzer Steel Industries, Inc. Class A	47,241	1,606,194
Solitario Exploration & Royalty Corp. (b)	18,115	9,601
Steel Dynamics, Inc.	449,332	20,781,605
SunCoke Energy, Inc. (b)	99,267	1,060,172
Synalloy Corp.	8,615	118,026
TimkenSteel Corp. (a)(b)	69,807	1,142,043
U.S. Antimony Corp. (b)	24,962	6,865
U.S. Gold Corp.	46	83
United States Steel Corp.	307,753	13,390,333
Universal Stainless & Alloy Products, Inc. (b)	6,659	169,072
Worthington Industries, Inc.	90,980	4,024,955
		233,985,771
Paper & Forest Products - 0.1%
Boise Cascade Co.	63,767	2,569,810
Clearwater Paper Corp. (b)	35,821	1,346,870
Domtar Corp.	128,751	5,762,895
Kapstone Paper & Packaging Corp.	150,928	5,265,878
Louisiana-Pacific Corp.	261,592	7,455,372
Mercer International, Inc. (SBI)	69,702	920,066
Neenah, Inc.	30,046	2,303,026
P.H. Glatfelter Co.	69,408	1,416,617
Resolute Forest Products (b)	146,819	1,189,234
Schweitzer-Mauduit International, Inc.	57,402	2,250,732
Verso Corp. (b)	59,171	1,037,859
		31,518,359

TOTAL MATERIALS		1,656,164,048

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	161,267	3,883,309
Agree Realty Corp.	50,269	2,367,670
Alexander & Baldwin, Inc.	155,313	3,415,333
Alexanders, Inc.	6,764	2,471,092
Alexandria Real Estate Equities, Inc. (a)	179,252	21,745,060
American Assets Trust, Inc.	89,595	2,841,953
American Campus Communities, Inc.	238,326	8,694,132
American Homes 4 Rent Class A	437,349	8,392,727
American Tower Corp.	762,823	106,284,129
Apartment Investment & Management Co. Class A	262,560	10,150,570
Apple Hospitality (REIT), Inc.	366,638	6,229,180
Armada Hoffler Properties, Inc.	88,352	1,155,644
Ashford Hospitality Prime, Inc.	47,533	408,784
Ashford Hospitality Trust, Inc.	123,613	681,108
AvalonBay Communities, Inc.	243,609	38,007,876
Bluerock Residential Growth (REIT), Inc. (a)	90,320	680,110
Boston Properties, Inc.	278,059	33,052,873
Brandywine Realty Trust (SBI)	276,702	4,333,153
Brixmor Property Group, Inc.	560,616	8,711,973
BRT Realty Trust (a)	189,164	1,974,872
Camden Property Trust (SBI)	177,479	14,146,851
CareTrust (REIT), Inc.	143,665	1,903,561
CatchMark Timber Trust, Inc.	100,692	1,317,051
CBL & Associates Properties, Inc. (a)	283,674	1,313,411
Cedar Realty Trust, Inc.	134,023	532,071
Chatham Lodging Trust	76,647	1,394,209
Chesapeake Lodging Trust	98,722	2,552,951
CIM Commercial Trust Corp.	6,057	95,095
City Office REIT, Inc.	67,579	678,493
Clipper Realty, Inc. (a)	6,962	61,962
Colony NorthStar, Inc. (a)	946,716	7,365,450
Columbia Property Trust, Inc.	198,850	4,142,046
Community Healthcare Trust, Inc.	41,798	983,925
Condor Hospitality Trust, Inc.	108	1,101
CorEnergy Infrastructure Trust, Inc. (a)	14,135	507,022
CoreSite Realty Corp.	56,759	5,326,832
Corporate Office Properties Trust (SBI)	181,324	4,525,847
Corrections Corp. of America	203,536	4,231,513
Cousins Properties, Inc.	673,063	5,613,345
Crown Castle International Corp.	720,166	79,261,470
CubeSmart	309,180	8,289,116
CyrusOne, Inc.	170,561	8,510,994
DCT Industrial Trust, Inc.	187,037	10,352,498
DDR Corp.	536,213	4,182,461
DiamondRock Hospitality Co.	332,744	3,420,608
Digital Realty Trust, Inc.	362,140	36,445,770
Douglas Emmett, Inc.	264,925	9,471,069
Duke Realty Corp.	634,902	15,726,523
Easterly Government Properties, Inc.	64,416	1,226,481
EastGroup Properties, Inc.	54,382	4,406,573
Education Realty Trust, Inc.	129,203	4,023,381
Empire State Realty Trust, Inc.	295,222	4,977,443
EPR Properties	106,196	6,120,075
Equinix, Inc.	138,885	54,456,809
Equity Commonwealth (b)	213,360	6,277,051
Equity Lifestyle Properties, Inc.	165,789	14,027,407
Equity Residential (SBI)	645,605	36,302,369
Essex Property Trust, Inc.	116,687	26,118,051
Extra Space Storage, Inc.	218,411	18,575,856
Farmland Partners, Inc. (a)	105,443	792,931
Federal Realty Investment Trust (SBI)	126,706	14,436,882
First Industrial Realty Trust, Inc.	184,151	5,161,753
Forest City Realty Trust, Inc. Class A	477,333	10,152,873
Four Corners Property Trust, Inc.	103,212	2,266,536
Franklin Street Properties Corp.	176,797	1,430,288
Front Yard Residential Corp. Class B	86,977	912,389
Gaming & Leisure Properties	346,079	11,510,588
General Growth Properties, Inc.	1,108,954	23,476,556
Getty Realty Corp.	48,238	1,138,417
Gladstone Commercial Corp.	76,606	1,295,407
Gladstone Land Corp. (a)	8,000	99,680
Global Medical REIT, Inc.	12,930	84,045
Global Net Lease, Inc.	110,110	1,722,120
Government Properties Income Trust	163,137	2,238,240
Gramercy Property Trust	276,707	5,990,707
HCP, Inc.	814,733	17,630,822
Healthcare Realty Trust, Inc.	262,572	6,971,287
Healthcare Trust of America, Inc.	387,197	9,621,845
Hersha Hospitality Trust	71,283	1,197,554
Highwoods Properties, Inc. (SBI)	185,987	7,999,301
Hospitality Properties Trust (SBI)	292,755	7,447,687
Host Hotels & Resorts, Inc.	1,297,018	24,072,654
Hudson Pacific Properties, Inc.	285,636	9,017,529
Independence Realty Trust, Inc.	140,119	1,193,814
InfraReit, Inc.	82,809	1,543,560
Investors Real Estate Trust	202,786	942,955
Invitation Homes, Inc.	524,758	11,413,487
Iron Mountain, Inc.	505,986	15,918,320
iStar Financial, Inc. (a)(b)	102,599	1,036,250
JBG SMITH Properties	174,423	5,694,911
Jernigan Capital, Inc. (a)	21,201	358,085
Kilroy Realty Corp.	169,012	11,509,717
Kimco Realty Corp.	744,326	11,135,117
Kite Realty Group Trust	145,444	2,202,022
Lamar Advertising Co. Class A	144,792	9,624,324
LaSalle Hotel Properties (SBI) (a)	187,702	4,604,330
Lexington Corporate Properties Trust	399,211	3,177,720
Liberty Property Trust (SBI)	243,797	9,571,470
Life Storage, Inc.	80,608	6,332,564
LTC Properties, Inc.	62,032	2,292,082
Mack-Cali Realty Corp.	154,097	2,602,698
MedEquities Realty Trust, Inc.	56,982	551,016
Medical Properties Trust, Inc.	636,344	7,801,577
Mid-America Apartment Communities, Inc.	212,495	18,236,321
Monmouth Real Estate Investment Corp. Class A	122,224	1,725,803
National Health Investors, Inc.	85,662	5,556,894
National Retail Properties, Inc.	290,818	10,830,062
National Storage Affiliates Trust	88,997	2,183,096
New Senior Investment Group, Inc.	149,321	1,206,514
NexPoint Residential Trust, Inc.	32,020	772,002
NorthStar Realty Europe Corp.	77,758	799,352
Omega Healthcare Investors, Inc. (a)	333,230	8,490,700
One Liberty Properties, Inc.	42,541	925,692
Outfront Media, Inc.	245,927	5,043,963
Paramount Group, Inc.	362,269	5,053,653
Park Hotels & Resorts, Inc.	279,908	7,274,809
Pebblebrook Hotel Trust (a)	119,218	4,054,604
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,101,044
Physicians Realty Trust	319,999	4,598,386
Piedmont Office Realty Trust, Inc. Class A	250,343	4,496,160
Potlatch Corp.	95,771	4,898,687
Power (REIT) (b)	718	4,380
Preferred Apartment Communities, Inc. Class A	51,100	711,823
Prologis, Inc.	934,899	56,729,671
PS Business Parks, Inc.	42,672	4,730,618
Public Storage	265,011	51,528,739
QTS Realty Trust, Inc. Class A	89,309	2,882,001
Quality Care Properties, Inc. (b)	156,460	1,938,539
RAIT Financial Trust	116,629	20,993
Ramco-Gershenson Properties Trust (SBI)	128,503	1,513,765
Rayonier, Inc.	230,983	7,851,112
Realty Income Corp.	518,221	25,486,109
Regency Centers Corp.	260,327	15,127,602
Retail Opportunity Investments Corp.	266,398	4,571,390
Retail Properties America, Inc.	409,657	4,899,498
Rexford Industrial Realty, Inc.	121,774	3,287,898
RLJ Lodging Trust	302,558	5,993,674
Ryman Hospitality Properties, Inc.	91,162	6,286,532
Sabra Health Care REIT, Inc.	302,193	5,101,018
Safety Income and Growth, Inc.	12,370	215,485
Saul Centers, Inc.	23,905	1,169,672
SBA Communications Corp. Class A (b)	208,263	32,753,522
Select Income REIT	130,864	2,377,799
Senior Housing Properties Trust (SBI)	425,667	6,444,598
Seritage Growth Properties (a)	43,689	1,651,444
Simon Property Group, Inc.	554,703	85,152,458
SL Green Realty Corp.	183,660	17,800,327
Sotherly Hotels, Inc.	2,721	16,516
Spirit Realty Capital, Inc.	831,107	6,482,635
Stag Industrial, Inc.	147,627	3,361,467
Store Capital Corp.	322,243	7,682,273
Summit Hotel Properties, Inc.	229,907	3,027,875
Sun Communities, Inc.	147,103	12,880,339
Sunstone Hotel Investors, Inc.	363,918	5,251,337
Tanger Factory Outlet Centers, Inc. (a)	158,086	3,528,480
Taubman Centers, Inc. (a)	102,172	5,972,975
Terreno Realty Corp.	83,145	2,769,560
The GEO Group, Inc.	214,441	4,567,593
The Macerich Co.	198,583	11,704,482
TIER REIT, Inc.	108,647	2,018,661
UDR, Inc.	504,145	16,949,355
UMH Properties, Inc.	79,886	932,270
Uniti Group, Inc. (a)	283,932	4,358,356
Universal Health Realty Income Trust (SBI)	38,916	2,154,390
Urban Edge Properties	187,255	4,040,963
Urstadt Biddle Properties, Inc. Class A	92,798	1,625,821
Ventas, Inc.	628,317	30,360,277
VEREIT, Inc.	1,684,858	11,541,277
Vornado Realty Trust	319,886	21,262,822
Washington Prime Group, Inc.	352,285	2,307,467
Washington REIT (SBI)	128,414	3,246,306
Weingarten Realty Investors (SBI)	218,157	5,918,599
Welltower, Inc.	660,268	34,664,070
Weyerhaeuser Co.	1,360,641	47,663,254
Wheeler REIT, Inc. (a)	6,770	33,985
Whitestone REIT Class B	105,336	1,299,846
WP Carey, Inc.	200,512	12,014,679
Xenia Hotels & Resorts, Inc.	170,955	3,362,685
		1,656,999,423
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	18,423	490,052
Boston Omaha Corp. (a)	13,217	330,161
CBRE Group, Inc. (b)	515,797	24,113,510
Consolidated-Tomoka Land Co.	6,987	432,705
Forestar Group, Inc. (a)(b)	22,360	552,292
FRP Holdings, Inc. (b)	3,842	200,745
HFF, Inc.	59,609	2,721,747
Howard Hughes Corp. (b)	67,898	8,703,845
Jones Lang LaSalle, Inc.	79,229	12,724,970
Kennedy-Wilson Holdings, Inc.	231,676	3,787,903
Marcus & Millichap, Inc. (b)	19,559	612,197
Maui Land & Pineapple, Inc. (b)	31,310	347,541
RE/MAX Holdings, Inc.	27,266	1,507,810
Realogy Holdings Corp. (a)	241,978	6,182,538
Redfin Corp. (a)	13,655	281,156
Stratus Properties, Inc.	12,801	380,190
Tejon Ranch Co. (b)	25,315	560,727
The St. Joe Co. (a)(b)	125,813	2,214,309
Transcontinental Realty Investors, Inc. (a)(b)	20,697	618,426
Trinity Place Holdings, Inc. (b)	7,019	42,114
		66,804,938

TOTAL REAL ESTATE		1,723,804,361

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc. (b)	135,810	286,559
Altice U.S.A., Inc. Class A (a)	135,431	2,464,844
AT&T, Inc.	10,935,125	396,945,038
Atlantic Tele-Network, Inc.	20,159	1,207,524
CenturyLink, Inc.	1,752,129	30,960,119
Cincinnati Bell, Inc. (b)	75,163	1,213,882
Cogent Communications Group, Inc.	79,491	3,406,189
Consolidated Communications Holdings, Inc. (a)	126,066	1,457,323
Frontier Communications Corp. (a)	131,607	925,197
Gci Liberty, Inc. Class A (b)	49,805	1,915,002
Globalstar, Inc. (a)(b)	800,187	760,658
Hawaiian Telcom Holdco, Inc. (b)	18,678	526,159
IDT Corp. Class B	44,765	540,761
Iridium Communications, Inc. (a)(b)	166,538	1,948,495
Ooma, Inc. (b)	37,459	398,938
ORBCOMM, Inc. (b)	123,895	1,288,508
Pareteum Corp. (a)(b)	88,901	202,694
PDVWireless, Inc. (b)	18,833	606,423
Verizon Communications, Inc.	7,307,894	348,878,860
Vonage Holdings Corp. (b)	383,634	3,893,885
WideOpenWest, Inc. (a)	35,967	347,441
Windstream Holdings, Inc. (a)	322,467	509,498
Zayo Group Holdings, Inc. (b)	326,134	11,691,904
		812,375,901
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	88,853
Boingo Wireless, Inc. (b)	75,566	2,000,232
NII Holdings, Inc. (b)	134,717	173,785
Shenandoah Telecommunications Co.	83,137	2,726,894
Spok Holdings, Inc.	43,148	670,951
Sprint Corp. (a)(b)	1,210,354	6,281,737
T-Mobile U.S., Inc. (b)	515,607	31,250,940
Telephone & Data Systems, Inc.	160,373	4,496,859
U.S. Cellular Corp. (b)	27,310	1,053,893
		48,744,144

TOTAL TELECOMMUNICATION SERVICES		861,120,045

UTILITIES - 2.7%
Electric Utilities - 1.5%
Allete, Inc.	92,545	6,306,942
Alliant Energy Corp.	399,095	15,425,022
American Electric Power Co., Inc.	860,400	56,425,032
Duke Energy Corp.	1,241,630	93,544,404
Edison International	575,291	34,856,882
El Paso Electric Co.	80,794	3,926,588
Entergy Corp.	331,899	25,164,582
Eversource Energy	554,857	31,626,849
Exelon Corp.	1,701,682	63,030,301
FirstEnergy Corp. (a)	790,189	25,546,810
Genie Energy Ltd. Class B	24,074	107,129
Great Plains Energy, Inc.	385,148	11,227,064
Hawaiian Electric Industries, Inc.	219,652	7,239,730
IDACORP, Inc.	102,567	8,313,055
MGE Energy, Inc.	67,317	3,534,143
NextEra Energy, Inc.	831,821	126,561,565
OGE Energy Corp.	377,699	11,837,087
Otter Tail Corp.	81,371	3,238,566
PG&E Corp.	910,308	37,404,556
Pinnacle West Capital Corp.	195,406	15,038,446
PNM Resources, Inc.	139,589	4,913,533
Portland General Electric Co.	147,815	5,872,690
PPL Corp.	1,196,554	34,281,272
Southern Co.	1,778,878	76,598,487
Spark Energy, Inc. Class A, (a)	24,582	228,613
Vistra Energy Corp. (a)(b)	550,902	10,439,593
Westar Energy, Inc.	261,746	12,754,883
Xcel Energy, Inc.	913,603	39,540,738
		764,984,562
Gas Utilities - 0.2%
Atmos Energy Corp.	195,837	15,762,920
Chesapeake Utilities Corp.	27,662	1,843,672
National Fuel Gas Co.	154,938	7,658,585
New Jersey Resources Corp.	144,194	5,493,791
Northwest Natural Gas Co.	56,327	2,937,453
ONE Gas, Inc.	93,649	5,955,140
RGC Resources, Inc.	6,537	163,098
South Jersey Industries, Inc.	141,912	3,719,514
Southwest Gas Holdings, Inc.	84,261	5,551,115
Spire, Inc.	89,693	6,081,185
UGI Corp.	304,467	13,119,483
WGL Holdings, Inc.	90,512	7,536,029
		75,821,985
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (b)	640,548	9,749,141
Dynegy, Inc. (a)(b)	219,293	2,681,953
NRG Energy, Inc.	543,641	14,058,556
NRG Yield, Inc.:
Class A	44,523	684,764
Class C	119,926	1,876,842
Ormat Technologies, Inc.	63,023	3,943,979
Pattern Energy Group, Inc. (a)	148,509	2,757,812
Terraform Power, Inc.	78,899	908,127
The AES Corp.	1,153,730	12,541,045
U.S. Geothermal, Inc. (b)	27,201	145,525
		49,347,744
Multi-Utilities - 0.8%
Ameren Corp.	427,084	23,190,661
Avangrid, Inc.	122,071	5,922,885
Avista Corp.	128,677	6,154,621
Black Hills Corp. (a)	93,372	4,742,364
CenterPoint Energy, Inc.	737,121	19,939,123
CMS Energy Corp.	470,546	19,974,678
Consolidated Edison, Inc.	544,257	40,759,407
Dominion Resources, Inc.	1,140,248	84,458,169
DTE Energy Co.	311,193	31,362,031
MDU Resources Group, Inc.	350,842	9,223,636
NiSource, Inc.	563,680	13,037,918
NorthWestern Energy Corp.	81,275	4,151,527
Public Service Enterprise Group, Inc.	894,940	43,341,944
SCANA Corp.	249,382	9,892,984
Sempra Energy (a)	441,376	48,101,156
Unitil Corp.	55,250	2,322,710
Vectren Corp.	162,155	9,769,839
WEC Energy Group, Inc.	555,778	33,302,218
		409,647,871
Water Utilities - 0.1%
American States Water Co.	72,116	3,830,802
American Water Works Co., Inc.	327,203	25,966,830
Aqua America, Inc.	336,537	11,506,200
AquaVenture Holdings Ltd. (a)(b)	20,099	258,272
Artesian Resources Corp. Class A	60,277	1,994,566
Cadiz, Inc. (a)(b)	46,921	649,856
California Water Service Group	83,616	3,173,227
Connecticut Water Service, Inc.	31,367	1,619,478
Middlesex Water Co.	39,650	1,405,196
Pure Cycle Corp. (b)	17,116	136,072
Select Energy Services, Inc. Class A (a)	42,457	609,683
SJW Corp.	29,404	1,556,648
York Water Co.	40,150	1,128,215
		53,835,045

TOTAL UTILITIES		1,353,637,207

TOTAL COMMON STOCKS
(Cost $30,418,769,296)		49,918,638,823
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $4,981,800)	5,000,000	4,974,411
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.41% (e)	183,772,741	$183,809,495
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	1,811,974,383	1,812,155,580
TOTAL MONEY MARKET FUNDS
(Cost $1,995,853,757)		1,995,965,075
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $32,419,604,853)		51,919,578,309
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(1,746,884,503)
NET ASSETS - 100%		$50,172,693,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	418	March 2018	$31,584,080	$80,593	$80,593
CME E-mini S&P 500 Index Contracts (United States)	1,588	March 2018	215,523,360	4,021,280	4,021,280
CME E-mini S&P MidCap 400 Index Contracts (United States)	84	March 2018	15,661,800	65,318	65,318
TOTAL FUTURES CONTRACTS					$4,167,191

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,974,411.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,727,937
Fidelity Securities Lending Cash Central Fund	11,878,010
Total	$13,605,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,469,926,406	$6,469,921,102	$5,301	$3
Consumer Staples	3,374,954,030	3,374,954,030	--	--
Energy	2,613,725,436	2,613,725,436	--	--
Financials	7,684,371,184	7,684,371,184	--	--
Health Care	6,703,404,390	6,702,710,054	--	694,336
Industrials	5,382,234,785	5,382,234,785	--	--
Information Technology	12,095,296,931	12,095,296,931	--	--
Materials	1,656,164,048	1,656,164,048	--	--
Real Estate	1,723,804,361	1,723,804,361	--	--
Telecommunication Services	861,120,045	861,120,045	--	--
Utilities	1,353,637,207	1,353,637,207	--	--
U.S. Government and Government Agency Obligations	4,974,411	--	4,974,411	--
Money Market Funds	1,995,965,075	1,995,965,075	--	--
Total Investments in Securities:	$51,919,578,309	$51,913,904,258	$4,979,712	$694,339
Derivative Instruments:
Assets
Futures Contracts	$4,167,191	$4,167,191	$--	$--
Total Assets	$4,167,191	$4,167,191	$--	$--
Total Derivative Instruments:	$4,167,191	$4,167,191	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,167,191	$0
Total Equity Risk	4,167,191	0
Total Value of Derivatives	$4,167,191	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $1,744,344,442) — See accompanying schedule: Unaffiliated issuers (cost $30,423,751,096)	$49,923,613,234
Fidelity Central Funds (cost $1,995,853,757)	1,995,965,075
Total Investment in Securities (cost $32,419,604,853)		$51,919,578,309
Segregated cash with brokers for derivative instruments		6,905,340
Cash		56,078
Receivable for fund shares sold		27,115,291
Dividends receivable		84,161,725
Distributions receivable from Fidelity Central Funds		1,135,239
Other receivables		831,877
Total assets		52,039,783,859
Liabilities
Payable for fund shares redeemed	$49,675,092
Accrued management fee	624,376
Payable for daily variation margin on futures contracts	3,513,058
Other affiliated payables	546,913
Other payables and accrued expenses	824,191
Collateral on securities loaned	1,811,906,423
Total liabilities		1,867,090,053
Net Assets		$50,172,693,806
Net Assets consist of:
Paid in capital		$30,643,613,148
Undistributed net investment income		165,503,274
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,563,263)
Net unrealized appreciation (depreciation) on investments		19,504,140,647
Net Assets		$50,172,693,806
Investor Class:
Net Asset Value, offering price and redemption price per share ($794,446,174 ÷ 10,259,722 shares)		$77.43
Premium Class:
Net Asset Value, offering price and redemption price per share ($27,441,887,361 ÷ 354,373,823 shares)		$77.44
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,341,899,045 ÷ 43,161,353 shares)		$77.43
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,114,863,776 ÷ 78,980,256 shares)		$77.42
Class F:
Net Asset Value, offering price and redemption price per share ($12,479,597,450 ÷ 161,141,098 shares)		$77.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Dividends		$831,259,421
Interest		100,453
Income from Fidelity Central Funds (including $11,878,010 from security lending)		13,605,947
Total income		844,965,821
Expenses
Management fee	$6,755,245
Transfer agent fees	7,117,387
Independent trustees' fees and expenses	167,399
Legal	14,538
Miscellaneous	130,935
Total expenses before reductions	14,185,504
Expense reductions	(14,565)	14,170,939
Net investment income (loss)		830,794,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,171,497
Fidelity Central Funds	77,651
Foreign currency transactions	102
Futures contracts	41,722,764
Total net realized gain (loss)		310,972,014
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,671,121,681
Fidelity Central Funds	(187,492)
Futures contracts	(5,481,555)
Total change in net unrealized appreciation (depreciation)		5,665,452,634
Net gain (loss)		5,976,424,648
Net increase (decrease) in net assets resulting from operations		$6,807,219,530

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$830,794,882	$693,855,123
Net realized gain (loss)	310,972,014	214,952,729
Change in net unrealized appreciation (depreciation)	5,665,452,634	7,091,127,790
Net increase (decrease) in net assets resulting from operations	6,807,219,530	7,999,935,642
Distributions to shareholders from net investment income	(778,723,850)	(649,892,693)
Distributions to shareholders from net realized gain	(315,859,948)	(218,645,122)
Total distributions	(1,094,583,798)	(868,537,815)
Share transactions - net increase (decrease)	4,369,390,868	3,500,265,848
Redemption fees	–	257,287
Total increase (decrease) in net assets	10,082,026,600	10,631,920,962
Net Assets
Beginning of period	40,090,667,206	29,458,746,244
End of period	$50,172,693,806	$40,090,667,206
Other Information
Undistributed net investment income end of period	$165,503,274	$113,906,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	1.30	1.20	1.13	1.10	.92
Net realized and unrealized gain (loss)	9.65	13.20	(5.97)	6.51	10.74
Total from investment operations	10.95	14.40	(4.84)	7.61	11.66
Distributions from net investment income	(1.21)	(1.13)	(1.11)	(.94)	(.80)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.72)	(1.52)	(1.42)	(.94)	(.80)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$77.43	$68.20	$55.32	$61.58	$54.91
Total ReturnD	16.16%	26.22%	(7.96)%	13.94%	26.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.79%	1.96%	1.90%	1.91%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$794,446	$736,989	$1,932,568	$1,943,259	$1,694,212
Portfolio turnover rateG	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.59	$54.91	$44.06
Income from Investment Operations
Net investment income (loss)B	1.34	1.25	1.16	1.13	.94
Net realized and unrealized gain (loss)	9.66	13.18	(5.98)	6.52	10.73
Total from investment operations	11.00	14.43	(4.82)	7.65	11.67
Distributions from net investment income	(1.25)	(1.16)	(1.14)	(.97)	(.82)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.76)	(1.55)	(1.45)	(.97)	(.82)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$77.44	$68.20	$55.32	$61.59	$54.91
Total ReturnD	16.23%	26.28%	(7.92)%	14.02%	26.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.84%	2.00%	1.95%	1.96%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$27,441,887	$23,288,507	$18,866,595	$18,860,117	$14,943,835
Portfolio turnover rateG	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	1.34	1.26	1.17	1.13	.94
Net realized and unrealized gain (loss)	9.66	13.18	(5.98)	6.52	10.75
Total from investment operations	11.00	14.44	(4.81)	7.65	11.69
Distributions from net investment income	(1.25)	(1.16)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.76)	(1.56)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.43	$68.19	$55.31	$61.58	$54.91
Total ReturnE	16.24%	26.30%	(7.92)%	14.01%	26.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.85%	2.01%	1.96%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,341,899	$2,345,441	$1,199,719	$1,307,281	$1,254,047
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.90	$44.05
Income from Investment Operations
Net investment income (loss)B	1.36	1.28	1.17	1.14	.95
Net realized and unrealized gain (loss)	9.65	13.17	(5.98)	6.52	10.73
Total from investment operations	11.01	14.45	(4.81)	7.66	11.68
Distributions from net investment income	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.78)	(1.57)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.42	$68.19	$55.31	$61.58	$54.90
Total ReturnE	16.25%	26.32%	(7.91)%	14.04%	26.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.05%	.05%	.06%
Expenses net of fee waivers, if any	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$6,114,864	$4,684,669	$800,304	$1,022,585	$740,877
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Class F

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$55.32	$61.59	$54.92	$44.06
Income from Investment Operations
Net investment income (loss)B	1.36	1.26	1.17	1.14	.95
Net realized and unrealized gain (loss)	9.66	13.20	(5.98)	6.51	10.74
Total from investment operations	11.02	14.46	(4.81)	7.65	11.69
Distributions from net investment income	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.78)	(1.57)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.45	$68.21	$55.32	$61.59	$54.92
Total ReturnE	16.26%	26.33%	(7.91)%	14.01%	26.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,479,597	$9,035,061	$6,659,560	$6,368,808	$5,088,489
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Institutional Premium Class	12.35%	12.71%	10.17%

 The initial offering of Institutional Premium Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund - Institutional Premium Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Institutional Premium Class.

Period Ending Values
$26,347	Fidelity® Extended Market Index Fund - Institutional Premium Class
$25,985	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed closely in line with the 12.23% gain of the benchmark Dow Jones U.S. Completion Total Stock Market Index℠. In a strong market environment, most sectors gained ground, led by information technology. Here, the top individual contributor was ServiceNow, a cloud-computing company that generated strong financial results for much of the period. Twitter also fared well, as the social-media company reported better-than-expected earnings in February along with its first-ever net profit. Other information technology contributors included computer networking company Arista Networks, business software firm Workday and video-game maker Take-Two Interactive Software. Elsewhere, a position in biopharmaceutical manufacturer Nektar Therapeutics added value, as investors saw good potential with several of the company's drugs in development. In contrast, the biggest individual detractor was pharmaceutical company Tesaro, which faced questions about the financial prospects for the company's ovarian cancer drug. Drug store chain Rite Aid struggled, as the company's anticipated merger with Walgreens Boots Alliance fell apart and Rite Aid reported weak financial results. Real estate investment trust Colony NorthStar also notably detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Tesla, Inc.	1.0
ServiceNow, Inc.	0.6
Las Vegas Sands Corp.	0.6
Worldpay, Inc.	0.5
Twitter, Inc.	0.4
Liberty Global PLC Class C	0.4
FleetCor Technologies, Inc.	0.4
T-Mobile U.S., Inc.	0.4
Maxim Integrated Products, Inc.	0.4
Workday, Inc. Class A	0.4
5.1

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	19.7
Financials	17.1
Consumer Discretionary	14.2
Industrials	13.4
Health Care	11.7
Real Estate	7.5
Materials	5.3
Energy	3.9
Consumer Staples	2.9
Utilities	2.8

Fidelity® Extended Market Index Fund

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.4%
Adient PLC (a)	406,986	$25,257,551
American Axle & Manufacturing Holdings, Inc. (a)(b)	417,770	6,166,285
Autoliv, Inc.	377,379	54,131,244
Clean Diesel Technologies, Inc. (a)(b)	23,558	27,092
Cooper Tire & Rubber Co.	225,046	7,055,192
Cooper-Standard Holding, Inc. (b)	69,845	8,509,915
Dana Holding Corp.	616,715	16,386,118
Delphi Technologies PLC	390,000	18,622,500
Dorman Products, Inc. (a)(b)	133,826	9,233,994
Fox Factory Holding Corp. (b)	172,805	6,488,828
Gentex Corp.	1,245,441	28,283,965
Gentherm, Inc. (b)	162,500	5,005,000
Hertz Global Holdings, Inc. (a)(b)	366,664	6,669,618
Horizon Global Corp. (a)(b)	106,337	876,217
LCI Industries (a)	109,508	11,969,224
Lear Corp.	292,973	54,659,973
Modine Manufacturing Co. (b)	218,308	5,021,084
Motorcar Parts of America, Inc. (a)(b)	89,786	1,829,839
Shiloh Industries, Inc. (b)	60,236	439,120
Standard Motor Products, Inc.	91,465	4,267,757
Stoneridge, Inc. (b)	118,638	2,581,563
Strattec Security Corp.	16,381	564,325
Superior Industries International, Inc.	103,889	1,501,196
Sypris Solutions, Inc. (a)(b)	33,998	46,917
Tenneco, Inc.	222,528	11,693,846
Tower International, Inc.	98,181	2,562,524
Unique Fabricating, Inc. (a)	9,604	73,951
UQM Technologies, Inc. (a)(b)	137,888	172,360
Visteon Corp. (b)	136,876	16,950,724
VOXX International Corp. (a)(b)	83,482	450,803
Workhorse Group, Inc. (a)(b)	97,973	314,493
		307,813,218
Automobiles - 1.1%
REV Group, Inc.	121,004	3,267,108
Tesla, Inc. (a)(b)	579,194	198,698,230
Thor Industries, Inc.	214,174	27,628,446
Winnebago Industries, Inc. (a)	126,381	5,503,893
		235,097,677
Distributors - 0.1%
Core-Mark Holding Co., Inc.	203,246	4,160,446
Educational Development Corp. (a)(b)	16,502	319,314
Pool Corp.	174,729	24,117,844
Weyco Group, Inc.	21,447	652,632
		29,250,236
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)(b)	268,167	12,349,090
American Public Education, Inc. (b)	68,815	2,116,061
Ascent Capital Group, Inc. (b)	47,464	322,755
Bridgepoint Education, Inc. (b)	128,232	855,307
Bright Horizons Family Solutions, Inc. (b)	230,858	22,063,099
Cambium Learning Group, Inc. (b)	48,546	359,726
Capella Education Co.	52,862	4,107,377
Career Education Corp. (a)(b)	286,747	3,793,663
Carriage Services, Inc.	65,607	1,785,823
Chegg, Inc. (a)(b)	364,425	7,255,702
Collectors Universe, Inc.	21,093	328,418
Graham Holdings Co.	20,435	11,854,344
Grand Canyon Education, Inc. (b)	211,525	20,761,179
Houghton Mifflin Harcourt Co. (b)	463,566	3,152,249
K12, Inc. (b)	163,022	2,433,918
Laureate Education, Inc. Class A	166,957	2,232,215
Liberty Tax, Inc.	35,449	278,275
Lincoln Educational Services Corp. (b)	84,172	162,452
National American University Holdings, Inc.	23,237	26,490
Regis Corp. (b)	160,027	2,574,834
Service Corp. International	816,847	30,574,583
ServiceMaster Global Holdings, Inc. (b)	590,210	30,313,186
Sotheby's Class A (Ltd. vtg.) (a)(b)	163,511	7,550,938
Strayer Education, Inc. (a)	46,164	4,138,141
Universal Technical Institute, Inc. (b)	87,539	236,355
Weight Watchers International, Inc. (a)(b)	122,175	8,261,474
Xpresspa Group, Inc. (a)(b)	94,034	88,035
		179,975,689
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	1,054,837	43,997,251
Ark Restaurants Corp.	8,457	212,017
Belmond Ltd. Class A (b)	384,579	4,441,887
BFC Financial Corp. Class A	347,741	2,997,527
Biglari Holdings, Inc. (b)	4,573	1,917,047
BJ's Restaurants, Inc.	81,295	3,536,333
Bloomin' Brands, Inc.	400,875	9,256,204
Bojangles', Inc. (a)(b)	82,760	1,084,156
Boyd Gaming Corp. (a)	358,495	12,683,553
Bravo Brio Restaurant Group, Inc. (b)	63,389	212,353
Brinker International, Inc.	200,590	6,906,314
Caesars Entertainment Corp. (b)	609,335	7,738,555
Carrols Restaurant Group, Inc. (b)	153,011	1,966,191
Century Casinos, Inc. (b)	119,428	951,841
Chanticleer Holdings, Inc. (a)(b)	9,214	34,737
Choice Hotels International, Inc.	159,255	12,605,033
Churchill Downs, Inc.	49,709	12,834,864
Chuy's Holdings, Inc. (a)(b)	82,228	2,220,156
Cracker Barrel Old Country Store, Inc. (a)	103,152	16,102,027
Dave & Buster's Entertainment, Inc. (a)(b)	177,643	7,953,077
Del Frisco's Restaurant Group, Inc. (b)	105,058	1,749,216
Del Taco Restaurants, Inc. (b)	157,923	1,989,830
Denny's Corp. (b)	305,760	4,598,630
DineEquity, Inc. (a)	83,053	6,310,367
Diversified Restaurant Holdings, Inc. (b)	54,865	82,846
Domino's Pizza, Inc.	190,327	42,330,628
Dover Downs Gaming & Entertainment, Inc. (b)	28,631	37,220
Dover Motorsports, Inc.	22,686	47,641
Drive Shack, Inc. (a)	278,628	1,407,071
Dunkin' Brands Group, Inc. (a)	394,262	23,612,351
El Pollo Loco Holdings, Inc. (a)(b)	97,361	949,270
Eldorado Resorts, Inc. (a)(b)	266,119	9,074,658
Empire Resorts, Inc. (a)(b)	9,364	217,245
Extended Stay America, Inc. unit	842,220	16,869,667
Famous Dave's of America, Inc. (a)(b)	21,114	142,520
Famous Dave's of America, Inc. rights 2/16/18 (b)	4,518	14,684
Fiesta Restaurant Group, Inc. (a)(b)	118,712	2,018,104
Flanigans Enterprises, Inc.	1,120	25,648
Fogo de Chao, Inc. (b)	44,064	687,398
Full House Resorts, Inc. (b)	24,413	75,680
Gaming Partners International Corp.	1,584	15,761
Golden Entertainment, Inc. (b)	66,026	1,841,465
Good Times Restaurants, Inc. (b)	41,006	106,616
Habit Restaurants, Inc. Class A (a)(b)	85,475	739,359
Hilton Grand Vacations, Inc. (b)	281,435	12,146,735
Hyatt Hotels Corp. Class A	214,211	16,552,084
ILG, Inc.	459,436	13,948,477
Inspired Entertainment, Inc. (b)	66,874	361,120
International Speedway Corp. Class A	111,755	5,028,975
J. Alexanders Holdings, Inc. (b)	59,031	584,407
Jack in the Box, Inc.	125,889	11,340,081
Jamba, Inc. (a)(b)	61,744	532,233
Kona Grill, Inc. (a)(b)	43,155	77,679
La Quinta Holdings, Inc. (b)	357,487	6,749,355
Las Vegas Sands Corp.	1,587,524	115,587,622
Lindblad Expeditions Holdings (b)	93,954	865,316
Luby's, Inc. (b)	54,955	153,874
Marcus Corp.	82,737	2,233,899
Marriott Vacations Worldwide Corp.	103,126	14,489,203
Monarch Casino & Resort, Inc. (b)	52,952	2,236,163
Nathan's Famous, Inc.	14,327	931,971
Noodles & Co. (a)(b)	86,399	535,674
Papa John's International, Inc. (a)	111,690	6,448,981
Papa Murphy's Holdings, Inc. (a)(b)	43,281	205,585
Peak Resorts, Inc.	18,903	96,405
Penn National Gaming, Inc. (a)(b)	363,673	9,677,339
Pinnacle Entertainment, Inc. (b)	234,934	7,087,959
Planet Fitness, Inc. (a)(b)	379,585	14,037,053
Playa Hotels & Resorts NV	248,744	2,507,340
Potbelly Corp. (a)(b)	111,393	1,431,400
Rave Restaurant Group, Inc. (a)(b)	27,514	41,821
RCI Hospitality Holdings, Inc.	40,834	1,102,926
Red Lion Hotels Corp. (b)	96,281	933,926
Red Robin Gourmet Burgers, Inc. (a)(b)	59,222	3,177,260
Red Rock Resorts, Inc.	301,209	10,090,502
Ruth's Hospitality Group, Inc.	146,679	3,600,969
Scientific Games Corp. Class A (a)(b)	233,346	10,372,230
SeaWorld Entertainment, Inc. (a)(b)	290,191	4,245,494
Shake Shack, Inc. Class A (a)(b)	79,162	3,086,526
Six Flags Entertainment Corp. (a)	339,645	21,767,848
Sonic Corp. (a)	170,770	4,289,742
Speedway Motorsports, Inc.	53,351	1,047,280
Texas Roadhouse, Inc. Class A	285,480	15,775,625
The Cheesecake Factory, Inc. (a)	183,437	8,527,986
The ONE Group Hospitality, Inc. (b)	65	167
Town Sports International Holdings, Inc. (b)	85,244	494,415
U.S. Foods Holding Corp. (b)	614,029	20,502,428
Vail Resorts, Inc.	174,965	36,020,045
Wendy's Co.	779,789	12,437,635
Wingstop, Inc. (a)	128,314	5,813,907
Zoe's Kitchen, Inc. (a)(b)	85,967	1,279,189
		675,049,849
Household Durables - 1.1%
AV Homes, Inc. (a)(b)	49,463	830,978
Bassett Furniture Industries, Inc. (a)	45,391	1,461,590
Beazer Homes U.S.A., Inc. (b)	147,094	2,312,318
Cavco Industries, Inc. (b)	38,060	6,055,346
Century Communities, Inc. (b)	96,185	2,861,504
Comstock Holding Companies, Inc. (a)(b)	5,354	8,995
CSS Industries, Inc.	33,658	619,644
Dixie Group, Inc. (b)	53,047	164,446
Emerson Radio Corp. (b)	24,397	35,864
Ethan Allen Interiors, Inc. (a)	110,848	2,632,640
Flexsteel Industries, Inc.	28,089	1,091,539
GoPro, Inc. Class A (a)(b)	465,357	2,503,621
Green Brick Partners, Inc. (b)	103,995	1,050,350
Hamilton Beach Brands Holding Co. Class A	31,902	790,213
Helen of Troy Ltd. (b)	120,394	10,841,480
Hooker Furniture Corp.	52,315	1,953,965
Hovnanian Enterprises, Inc. Class A (a)(b)	581,482	1,267,631
Installed Building Products, Inc. (b)	92,267	5,512,953
iRobot Corp. (a)(b)	121,600	8,262,720
KB Home	365,917	10,154,197
Koss Corp. (b)	1,389	2,750
La-Z-Boy, Inc.	214,088	6,572,502
LGI Homes, Inc. (a)(b)	76,645	4,337,341
Libbey, Inc.	91,140	571,448
Lifetime Brands, Inc.	49,962	696,970
Live Ventures, Inc. (a)(b)	13,691	180,584
M.D.C. Holdings, Inc.	188,668	5,222,330
M/I Homes, Inc.	121,588	3,532,131
Meritage Homes Corp. (b)	167,482	7,101,237
New Home Co. LLC (b)	57,074	641,512
Nova LifeStyle, Inc. (a)(b)	96,346	219,669
NVR, Inc. (b)	15,197	43,207,654
PICO Holdings, Inc.	106,751	1,307,700
Roku, Inc. Class A (a)	80,616	3,286,714
Skyline Corp. (b)	30,617	654,898
Stanley Furniture Co., Inc. (b)	37,789	24,185
Taylor Morrison Home Corp. (b)	485,787	10,901,060
Tempur Sealy International, Inc. (a)(b)	203,491	10,058,560
Toll Brothers, Inc.	635,192	27,840,465
TopBuild Corp. (a)(b)	158,223	11,018,650
TRI Pointe Homes, Inc. (a)(b)	664,807	10,191,491
Tupperware Brands Corp.	222,339	10,905,728
Turtle Beach Corp. (a)(b)	43,489	19,587
Universal Electronics, Inc. (b)	65,853	3,259,724
Vuzix Corp. (a)(b)	89,185	751,384
William Lyon Homes, Inc. (b)	122,476	3,096,193
Zagg, Inc. (b)	120,643	1,815,677
		227,830,138
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (b)	131,286	1,529,482
Blue Apron Holdings, Inc. Class A (a)	112,197	313,030
CafePress, Inc. (b)	18,875	28,690
Duluth Holdings, Inc. (a)(b)	51,478	865,860
EVINE Live, Inc. (b)	206,333	233,156
FTD Companies, Inc. (b)	73,961	445,245
Gaia, Inc. Class A (a)(b)	64,695	831,331
Groupon, Inc. (a)(b)	1,741,845	7,455,097
JRJR Networks (b)	44,389	5,327
Lands' End, Inc. (a)(b)	81,251	1,462,518
Liberty Expedia Holdings, Inc. (b)	237,560	9,326,606
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	357,061	19,109,905
Series A (b)	2,077,370	59,973,672
Liberty TripAdvisor Holdings, Inc. (b)	317,071	3,297,538
NutriSystem, Inc. (a)	134,203	4,126,742
Overstock.com, Inc. (a)(b)	70,098	4,233,919
PetMed Express, Inc. (a)	87,890	3,971,749
Shutterfly, Inc. (b)	143,690	11,025,334
U.S. Auto Parts Network, Inc. (b)	62,757	129,907
Wayfair LLC Class A (a)(b)	183,204	14,183,654
		142,548,762
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	238,806	2,149,254
Brunswick Corp.	384,600	21,999,120
Callaway Golf Co.	417,114	6,456,925
Clarus Corp. (b)	93,828	628,648
Escalade, Inc.	33,614	408,410
JAKKS Pacific, Inc. (a)(b)	79,564	175,041
Johnson Outdoors, Inc. Class A	25,505	1,572,128
Malibu Boats, Inc. Class A (b)	91,166	2,921,870
Marine Products Corp.	25,214	360,056
MCBC Holdings, Inc. (b)	72,487	1,776,656
Nautilus, Inc. (a)(b)	142,013	1,682,854
Polaris Industries, Inc.	252,797	28,816,330
Sturm, Ruger & Co., Inc. (a)	80,609	3,470,217
Summer Infant, Inc. (b)	37,416	40,035
Vista Outdoor, Inc. (a)(b)	251,298	4,329,865
		76,787,409
Media - 2.7%
A.H. Belo Corp. Class A	70,842	364,836
Alliance MMA, Inc. (a)(b)	31,107	18,135
AMC Entertainment Holdings, Inc. Class A (a)	233,263	3,498,945
AMC Networks, Inc. Class A (a)(b)	217,004	11,407,900
Ballantyne of Omaha, Inc. (b)	47,765	241,213
Beasley Broadcast Group, Inc. Class A	8,569	89,975
Cable One, Inc. (a)	19,851	13,517,737
Central European Media Enterprises Ltd. Class A (a)(b)	338,460	1,506,147
Cinedigm Corp. (a)(b)	23,731	29,664
Cinemark Holdings, Inc.	457,328	19,463,880
Clear Channel Outdoor Holding, Inc. Class A	153,163	735,182
Daily Journal Corp. (a)(b)	4,313	979,094
E.W. Scripps Co. Class A	235,451	3,242,160
Emmis Communications Corp. Class A (b)	24,761	103,253
Entercom Communications Corp. Class A	581,977	5,761,572
Entravision Communication Corp. Class A	281,006	1,812,489
Gannett Co., Inc. (a)	490,323	4,922,843
Global Eagle Entertainment, Inc. (a)(b)	223,324	301,487
Gray Television, Inc. (b)	335,576	4,630,949
Harte-Hanks, Inc. (b)	20,540	178,903
Hemisphere Media Group, Inc. (a)(b)	63,069	706,373
Insignia Systems, Inc. (b)	22,896	28,391
John Wiley & Sons, Inc. Class A	200,001	12,850,064
Lee Enterprises, Inc. (a)(b)	197,525	483,936
Liberty Broadband Corp.:
Class A (a)(b)	145,932	12,751,538
Class C (b)	630,925	55,445,689
Liberty Global PLC:
Class A (b)	950,148	29,587,609
Class C (b)	2,612,222	78,445,027
LiLAC Class A (b)(c)	207,797	2
LiLAC Class C (b)(c)	525,800	5
Liberty Latin America Ltd. (a)(b)	485,337	9,925,142
Liberty Latin America Ltd. Class A (a)(b)	195,971	4,056,607
Liberty Media Corp.:
Liberty Braves Class A (b)	47,693	1,093,124
Liberty Braves Class C (b)	135,237	3,105,042
Liberty Formula One Group Series C (a)(b)	881,278	29,020,485
Liberty Media Class A (a)(b)	107,303	3,387,556
Liberty SiriusXM Series A (b)	444,601	18,651,012
Liberty SiriusXM Series C (b)	653,816	27,303,356
Lions Gate Entertainment Corp.:
Class A (a)	231,377	6,534,086
Class B (a)	534,582	14,348,181
Live Nation Entertainment, Inc. (a)(b)	585,477	26,229,370
Loral Space & Communications Ltd. (b)	55,105	2,441,152
Meredith Corp.	169,145	9,692,009
MSG Network, Inc. Class A (a)(b)	271,644	6,628,114
National CineMedia, Inc.	276,368	2,081,051
New Media Investment Group, Inc.	232,428	4,009,383
Nexstar Broadcasting Group, Inc. Class A (a)	194,550	13,900,598
NTN Communications, Inc. (a)(b)	21,179	136,107
Reading International, Inc. Class A (b)	68,862	1,129,337
Regal Entertainment Group Class A	496,782	11,421,018
RLJ Entertainment, Inc. (b)	85,916	371,157
Saga Communications, Inc. Class A	17,390	678,210
Salem Communications Corp. Class A	38,916	161,501
Scholastic Corp.	123,800	4,507,558
Sinclair Broadcast Group, Inc. Class A (a)	327,919	11,083,662
Sirius XM Holdings, Inc. (a)	6,421,605	40,327,679
Social Reality, Inc. (a)(b)	35,322	151,178
SPAR Group, Inc. (a)(b)	145,742	180,720
Tegna, Inc.	913,578	11,748,613
The Madison Square Garden Co. (b)	71,493	17,458,591
The McClatchy Co. Class A (a)(b)	20,839	192,344
The New York Times Co. Class A (a)	552,872	13,324,215
Townsquare Media, Inc. (b)	40,471	281,678
Tribune Media Co. Class A	294,928	12,289,650
tronc, Inc. (b)	102,477	1,960,385
Urban One, Inc. Class D (non-vtg.) (b)	114,506	194,660
World Wrestling Entertainment, Inc. Class A	172,093	6,565,348
		579,674,877
Multiline Retail - 0.2%
Big Lots, Inc. (a)	182,362	10,248,744
Dillard's, Inc. Class A (a)	91,580	7,468,349
Fred's, Inc. Class A (a)	148,273	493,749
JC Penney Corp., Inc. (a)(b)	1,335,725	5,783,689
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	220,206	13,069,226
Sears Holdings Corp. (a)(b)	140,214	339,318
Tuesday Morning Corp. (a)(b)	195,077	614,493
		38,017,568
Specialty Retail - 1.7%
Aaron's, Inc. Class A	271,667	12,553,732
Abercrombie & Fitch Co. Class A (a)	295,790	6,102,148
America's Car Mart, Inc. (a)(b)	32,877	1,601,110
American Eagle Outfitters, Inc.	731,020	14,086,755
Appliance Recycling Centers of America, Inc. (b)	2,967	2,647
Armstrong Flooring, Inc. (b)	109,555	1,534,866
Asbury Automotive Group, Inc. (b)	81,261	5,351,037
Ascena Retail Group, Inc. (a)(b)	736,486	1,671,823
AutoNation, Inc. (a)(b)	257,806	12,944,439
Barnes & Noble Education, Inc. (b)	156,009	1,138,866
Barnes & Noble, Inc.	244,408	1,099,836
Bed Bath & Beyond, Inc.	621,375	13,322,280
Big 5 Sporting Goods Corp. (a)	77,948	479,380
Boot Barn Holdings, Inc. (a)(b)	82,162	1,447,694
Build-A-Bear Workshop, Inc. (b)	62,129	565,374
Burlington Stores, Inc. (b)	297,692	36,508,947
Caleres, Inc.	190,445	5,334,364
Camping World Holdings, Inc.	132,643	5,544,477
Cars.com, Inc. (a)	310,000	8,490,900
Chico's FAS, Inc.	580,288	5,826,092
Christopher & Banks Corp. (a)(b)	142,357	162,287
Citi Trends, Inc.	69,557	1,541,383
Conn's, Inc. (a)(b)	117,866	3,854,218
Destination Maternity Corp. (a)(b)	47,814	101,366
Destination XL Group, Inc. (a)(b)	165,015	404,287
DGSE Companies, Inc. (b)	6,929	6,444
Dick's Sporting Goods, Inc.	364,585	11,674,012
DSW, Inc. Class A (a)	313,027	6,138,459
Express, Inc. (a)(b)	356,884	2,576,702
Finish Line, Inc. Class A	173,876	1,846,563
Five Below, Inc. (a)(b)	241,023	16,112,388
Floor & Decor Holdings, Inc. Class A	141,914	6,396,064
Francesca's Holdings Corp. (a)(b)	164,101	854,966
GameStop Corp. Class A (a)	436,723	6,852,184
Genesco, Inc. (a)(b)	88,725	3,486,893
GNC Holdings, Inc. Class A (a)(b)	311,587	1,327,361
Group 1 Automotive, Inc.	86,339	5,943,577
Guess?, Inc. (a)	272,830	4,307,986
Haverty Furniture Companies, Inc.	84,810	1,725,884
Hibbett Sports, Inc. (a)(b)	86,934	2,238,551
Kirkland's, Inc. (a)(b)	64,776	567,438
Lithia Motors, Inc. Class A (sub. vtg.)	106,249	11,038,209
Lumber Liquidators Holdings, Inc. (a)(b)	125,749	2,912,347
MarineMax, Inc. (a)(b)	99,981	2,089,603
Michaels Companies, Inc. (b)	481,990	11,090,590
Monro, Inc.	145,692	7,415,723
Murphy U.S.A., Inc. (a)(b)	141,450	10,624,310
New York & Co., Inc. (a)(b)	123,907	330,832
Office Depot, Inc.	2,224,588	5,850,666
Party City Holdco, Inc. (a)(b)	133,755	1,932,760
Penske Automotive Group, Inc. (a)	150,049	6,872,244
Pier 1 Imports, Inc. (a)	336,151	1,042,068
Rent-A-Center, Inc. (a)	229,748	1,727,705
RH (a)(b)	83,279	7,068,722
Sally Beauty Holdings, Inc. (a)(b)	570,798	9,612,238
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	101,449
Shoe Carnival, Inc. (a)	49,855	1,164,613
Sleep Number Corp. (a)(b)	173,444	5,973,411
Sonic Automotive, Inc. Class A (sub. vtg.)	108,440	2,125,424
Sportsman's Warehouse Holdings, Inc. (a)(b)	149,566	725,395
Stage Stores, Inc. (a)	128,267	243,707
Stein Mart, Inc. (a)	120,516	74,720
Tailored Brands, Inc. (a)	222,120	5,199,829
Tandy Leather Factory, Inc. (b)	3,074	22,440
The Buckle, Inc. (a)	134,493	2,831,078
The Cato Corp. Class A (sub. vtg.) (a)	111,693	1,268,832
The Children's Place Retail Stores, Inc. (a)	75,392	10,728,282
The Container Store Group, Inc. (a)(b)	75,281	380,169
Tile Shop Holdings, Inc.	146,904	793,282
Tilly's, Inc.	54,153	706,697
Trans World Entertainment Corp. (b)	29,120	48,048
Urban Outfitters, Inc. (a)(b)	348,443	12,296,553
Vitamin Shoppe, Inc. (a)(b)	110,328	413,730
Williams-Sonoma, Inc. (a)	338,101	17,500,108
Winmark Corp.	8,782	1,112,679
Zumiez, Inc. (b)	83,973	1,654,268
		358,698,511
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	120,621	3,307,428
Carter's, Inc.	205,824	24,015,544
Charles & Colvard Ltd. (b)	45,090	60,872
Cherokee, Inc. (a)(b)	51,314	82,102
Columbia Sportswear Co.	130,612	9,871,655
Crocs, Inc. (a)(b)	323,197	3,955,931
Crown Crafts, Inc.	2,227	14,476
Culp, Inc.	41,594	1,156,313
Deckers Outdoor Corp. (a)(b)	140,381	13,277,235
Delta Apparel, Inc. (b)	25,490	460,095
Differential Brands Group, Inc. (b)	22,419	24,437
Emerald Expositions Events, Inc. (a)	82,412	1,757,024
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	29,552
Fossil Group, Inc. (a)(b)	194,100	2,597,058
G-III Apparel Group Ltd. (a)(b)	185,691	6,853,855
Iconix Brand Group, Inc. (a)(b)	274,433	381,462
J.Jill, Inc. (a)	85,367	735,010
Lakeland Industries, Inc. (b)	24,535	322,635
lululemon athletica, Inc. (b)	419,090	33,988,199
Movado Group, Inc.	67,327	2,087,137
Naked Brand Group, Inc. (a)(b)	34,817	43,173
Oxford Industries, Inc.	78,189	6,248,865
Perry Ellis International, Inc. (b)	55,257	1,473,704
PetIQ, Inc. Class A (a)	29,585	647,912
Rocky Brands, Inc.	27,150	499,560
Sequential Brands Group, Inc. (a)(b)	184,989	366,278
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	591,448	24,202,052
Steven Madden Ltd.	235,735	10,348,767
Superior Uniform Group, Inc.	30,551	766,830
Switch, Inc. Class A (a)	157,300	2,172,313
TPG RE Finance Trust, Inc.	37,985	703,862
Unifi, Inc. (b)	66,649	2,332,715
Vera Bradley, Inc. (b)	96,199	967,762
Vince Holding Corp. (a)(b)	10,506	90,667
Wolverine World Wide, Inc.	422,919	12,383,068
		168,225,548

TOTAL CONSUMER DISCRETIONARY		3,018,969,482

CONSUMER STAPLES - 2.9%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	39,293	6,406,724
Castle Brands, Inc. (a)(b)	356,392	413,415
Celsius Holdings, Inc. (a)(b)	63,452	338,834
Coca-Cola Bottling Co. Consolidated	20,918	3,903,508
Craft Brew Alliance, Inc. (a)(b)	39,325	701,951
Crystal Rock Holdings, Inc. (b)	4,384	4,231
MGP Ingredients, Inc. (a)	57,126	4,794,014
National Beverage Corp. (a)	51,760	5,069,374
New Age Beverages Corp. (a)	91,718	295,332
Primo Water Corp. (b)	117,562	1,431,905
REED'S, Inc. (a)(b)	71,901	104,256
		23,463,544
Food & Staples Retailing - 0.5%
Andersons, Inc.	121,250	4,249,813
Casey's General Stores, Inc. (a)	167,344	18,794,405
Chefs' Warehouse Holdings (a)(b)	91,247	2,057,620
Ingles Markets, Inc. Class A	63,051	2,030,242
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	297,613
Performance Food Group Co. (b)	362,361	11,106,365
PriceSmart, Inc. (a)	104,263	8,210,711
Rite Aid Corp. (a)(b)	4,669,312	9,198,545
Smart & Final Stores, Inc. (a)(b)	132,210	951,912
SpartanNash Co.	166,314	2,789,086
Sprouts Farmers Market LLC (a)(b)	548,325	14,124,852
SUPERVALU, Inc. (a)(b)	168,596	2,399,121
United Natural Foods, Inc. (a)(b)	226,117	9,648,412
Village Super Market, Inc. Class A	36,569	866,685
Weis Markets, Inc.	76,401	2,847,465
Welbilt, Inc. (a)(b)	619,869	12,279,605
		101,852,452
Food Products - 1.7%
Alico, Inc.	12,666	336,916
Arcadia Biosciences, Inc. (a)(b)	1,314	5,834
B&G Foods, Inc. Class A (a)	293,722	8,136,099
Blue Buffalo Pet Products, Inc. (a)(b)	411,859	16,499,072
Bunge Ltd.	612,181	46,176,813
Cal-Maine Foods, Inc. (a)(b)	130,643	5,565,392
Calavo Growers, Inc. (a)	71,364	6,090,917
Coffee Holding Co., Inc. (b)	18,940	82,578
Darling International, Inc. (b)	719,937	13,095,654
Dean Foods Co.	392,749	3,405,134
Farmer Brothers Co. (a)(b)	44,548	1,389,898
Flowers Foods, Inc.	806,962	16,736,392
Fresh Del Monte Produce, Inc.	149,108	6,960,361
Freshpet, Inc. (a)(b)	101,869	2,037,380
Hostess Brands, Inc. Class A (a)(b)	359,610	4,401,626
Ingredion, Inc.	310,017	40,500,621
J&J Snack Foods Corp.	66,678	8,956,856
John B. Sanfilippo & Son, Inc. (a)	39,021	2,253,073
Lamb Weston Holdings, Inc.	633,771	34,280,673
Lancaster Colony Corp.	85,473	10,114,875
Landec Corp. (b)	116,866	1,519,258
Lifeway Foods, Inc. (b)	27,446	185,535
Limoneira Co.	47,312	1,012,950
Pilgrim's Pride Corp. (a)(b)	230,703	5,813,716
Pinnacle Foods, Inc.	512,295	27,643,438
Post Holdings, Inc. (a)(b)	284,857	21,586,463
RiceBran Technologies (a)(b)	15,640	22,834
Rocky Mountain Chocolate Factory, Inc.	3,001	36,612
S&W Seed Co. (a)(b)	44,806	156,821
Sanderson Farms, Inc. (a)	87,851	10,818,851
Seaboard Corp.	1,198	4,854,296
Seneca Foods Corp. Class A (b)	30,121	876,521
Snyders-Lance, Inc.	372,666	18,588,580
The Hain Celestial Group, Inc. (a)(b)	455,320	15,836,030
The Simply Good Foods Co.	224,458	3,032,428
Tootsie Roll Industries, Inc. (a)	89,305	2,982,787
TreeHouse Foods, Inc. (a)(b)	250,906	9,539,446
		351,532,730
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	203,188	7,363,533
Energizer Holdings, Inc. (a)	264,403	14,404,675
Funko, Inc. (b)	39,428	290,979
HRG Group, Inc. (b)	665,285	10,504,850
Ocean Bio-Chem, Inc.	26,292	100,698
Oil-Dri Corp. of America	22,679	817,805
Orchids Paper Products Co. (a)	40,696	435,447
Spectrum Brands Holdings, Inc. (a)	102,963	10,163,478
WD-40 Co. (a)	62,119	7,746,239
		51,827,704
Personal Products - 0.3%
Avon Products, Inc. (a)(b)	1,906,557	5,014,245
CCA Industries, Inc. (b)	3,083	9,542
Cyanotech Corp. (b)	3,808	19,802
Edgewell Personal Care Co. (a)(b)	241,185	12,095,428
elf Beauty, Inc. (a)(b)	94,232	1,737,638
Herbalife Ltd. (a)(b)	267,648	24,650,381
Inter Parfums, Inc.	80,161	3,398,826
LifeVantage Corp. (b)	58,439	232,003
Mannatech, Inc.	4,519	64,170
MediFast, Inc.	49,586	3,163,091
MYOS Corp. (a)(b)	849	1,146
Natural Alternatives International, Inc. (a)(b)	20,104	237,227
Natural Health Trends Corp. (a)	30,893	538,465
Nature's Sunshine Products, Inc.	31,943	359,359
Nu Skin Enterprises, Inc. Class A	218,397	15,375,149
Reliv International, Inc. (b)	1,527	8,246
Revlon, Inc. (a)(b)	48,893	963,192
United-Guardian, Inc.	6,016	109,190
USANA Health Sciences, Inc. (b)	50,628	3,867,979
Veru, Inc. (a)(b)	72,631	100,957
		71,946,036
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	469,061	1,177,343
Alliance One International, Inc. (b)	33,481	667,946
Turning Point Brands, Inc.	29,381	614,063
Universal Corp.	111,115	5,461,302
Vector Group Ltd. (a)	472,197	9,462,828
		17,383,482

TOTAL CONSUMER STAPLES		618,005,948

ENERGY - 3.9%
Energy Equipment & Services - 1.0%
Archrock, Inc.	312,295	2,966,803
Aspen Aerogels, Inc. (b)	85,012	391,055
Basic Energy Services, Inc. (b)	100,658	1,628,646
Bristow Group, Inc. (a)	142,536	2,103,831
C&J Energy Services, Inc. (b)	281,497	6,755,928
Carbo Ceramics, Inc. (a)(b)	90,902	618,134
Core Laboratories NV (a)	193,563	19,929,246
Dawson Geophysical Co. (b)	84,323	464,620
Diamond Offshore Drilling, Inc. (a)(b)	274,267	3,976,872
Dril-Quip, Inc. (a)(b)	165,265	7,445,188
EcoStim Energy Solutions, Inc. (a)(b)	45,860	57,784
ENGlobal Corp. (b)	49,530	39,129
Ensco PLC Class A	1,894,663	8,412,304
Enservco Corp. (a)(b)	77,749	64,547
Era Group, Inc. (b)	75,717	715,526
Exterran Corp. (b)	145,701	3,769,285
Fairmount Santrol Holidings, Inc. (a)(b)	671,947	3,010,323
Forum Energy Technologies, Inc. (a)(b)	327,259	3,698,027
Frank's International NV (a)	285,074	1,490,937
Geospace Technologies Corp. (a)(b)	53,804	550,415
Gulf Island Fabrication, Inc.	51,115	421,699
Helix Energy Solutions Group, Inc. (b)	603,189	3,595,006
Hornbeck Offshore Services, Inc. (a)(b)	148,293	478,986
Independence Contract Drilling, Inc. (b)	127,230	528,005
ION Geophysical Corp. (b)	31,686	890,377
Key Energy Services, Inc. (a)(b)	47,309	634,414
Mammoth Energy Services, Inc. (a)(b)	54,380	1,423,668
Matrix Service Co. (b)	116,892	1,671,556
McDermott International, Inc. (a)(b)	1,235,190	9,016,887
Mitcham Industries, Inc. (b)	40,926	144,060
Nabors Industries Ltd.	1,367,496	8,847,699
Natural Gas Services Group, Inc. (b)	52,753	1,313,550
NCS Multistage Holdings, Inc. (a)	47,450	693,719
Newpark Resources, Inc. (b)	403,139	3,325,897
Noble Corp. (a)(b)	1,084,172	4,206,587
Oceaneering International, Inc. (a)	426,515	7,839,346
Oil States International, Inc. (a)(b)	226,051	5,560,855
Parker Drilling Co. (a)(b)	571,982	514,784
Patterson-UTI Energy, Inc.	970,750	17,541,453
PHI, Inc. (non-vtg.) (b)	46,438	457,414
Pioneer Energy Services Corp. (b)	318,662	876,321
Profire Energy, Inc. (a)(b)	83,066	176,931
Ranger Energy Services, Inc. Class A (a)	21,054	188,012
RigNet, Inc. (b)	52,479	703,219
Rowan Companies PLC (a)(b)	478,498	5,818,536
RPC, Inc. (a)	264,838	5,201,418
SAExploration Holdings, Inc.:
warrants 7/27/21 (b)(d)	42	1
warrants 7/27/21 (b)(d)	42	1
SEACOR Holdings, Inc. (b)	76,124	3,159,907
Smart Sand, Inc. (a)(b)	101,936	756,365
Solaris Oilfield Infrastructure, Inc. Class A (a)	90,825	1,528,585
Superior Energy Services, Inc. (a)(b)	660,904	5,650,729
Synthesis Energy Systems, Inc. (a)(b)	30,883	80,296
TETRA Technologies, Inc. (b)	540,634	1,962,501
Tidewater, Inc. (a)(b)	97,490	2,439,200
Transocean Ltd. (United States) (a)(b)	1,818,690	16,568,266
U.S. Silica Holdings, Inc.	358,072	9,270,484
Unit Corp. (a)(b)	236,049	4,522,699
Weatherford International PLC (a)(b)	4,314,428	11,346,946
Willbros Group, Inc. (b)	307,483	291,555
		207,736,534
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (b)	679,559	1,461,052
Adams Resources & Energy, Inc.	9,909	391,406
Aemetis, Inc. (a)(b)	44,295	23,955
Amyris, Inc. (a)(b)	126,154	667,355
Antero Resources Corp. (a)(b)	942,494	17,728,312
Approach Resources, Inc. (a)(b)	211,859	616,510
Arch Coal, Inc.	106,552	10,198,092
Barnwell Industries, Inc. (b)	11,298	22,257
Bill Barrett Corp. (b)	443,093	2,007,211
Bonanza Creek Energy, Inc.	89,749	2,515,664
California Resources Corp. (a)(b)	172,583	2,435,146
Callon Petroleum Co. (a)(b)	838,173	8,859,489
Carrizo Oil & Gas, Inc. (a)(b)	334,669	4,702,099
Centennial Resource Development, Inc. Class A (a)(b)	763,211	14,562,066
Centrus Energy Corp. Class A (a)(b)	22,164	78,979
Cheniere Energy, Inc. (b)	882,325	46,339,709
Clean Energy Fuels Corp. (b)	502,335	698,246
Cloud Peak Energy, Inc. (b)	350,207	1,152,181
CNX Resources Corp. (a)(b)	898,514	14,439,120
Comstock Resources, Inc. (a)(b)	59,844	409,333
CONSOL Energy, Inc. (a)(b)	112,314	3,559,231
Contango Oil & Gas Co. (b)	88,353	256,224
Continental Resources, Inc. (a)(b)	370,274	17,591,718
CVR Energy, Inc. (a)	67,664	2,004,208
Delek U.S. Holdings, Inc.	318,600	10,870,632
Denbury Resources, Inc. (a)(b)	1,713,341	3,752,217
Diamondback Energy, Inc. (b)	418,359	52,144,266
Dorian Lpg Ltd. (a)(b)	106,763	781,505
Earthstone Energy, Inc. (a)(b)	108,072	994,262
Eclipse Resources Corp. (b)	384,060	618,337
Energen Corp. (b)	428,230	23,428,463
Energy XXI Gulf Coast, Inc.	141,118	740,870
EP Energy Corp. (a)(b)	194,327	293,434
Erin Energy Corp. (a)(b)	30,000	106,500
Evolution Petroleum Corp.	131,930	1,062,037
Extraction Oil & Gas, Inc. (a)(b)	543,715	6,568,077
Gastar Exploration, Inc. (a)(b)	765,403	517,795
Gener8 Maritime, Inc. (a)(b)	367,090	2,037,350
Gevo, Inc. (a)(b)	23,949	10,813
Goodrich Petroleum Corp. (b)	27,665	287,163
Green Plains, Inc.	167,214	3,060,016
Gulfport Energy Corp. (a)(b)	717,152	6,956,374
Halcon Resources Corp. (a)(b)	671,139	4,060,391
Hallador Energy Co.	78,379	517,301
HollyFrontier Corp.	775,014	33,193,850
Houston American Energy Corp. (a)(b)	98,796	26,675
International Seaways, Inc. (b)	134,191	2,183,288
Isramco, Inc. (b)	3,497	366,835
Jagged Peak Energy, Inc. (a)(b)	152,260	1,872,798
Jones Energy, Inc. (a)	301,130	277,040
Kosmos Energy Ltd. (a)(b)	1,024,087	5,519,829
Laredo Petroleum, Inc. (a)(b)	581,735	4,880,757
Lilis Energy, Inc. (a)(b)	199,058	730,543
Lonestar Resources U.S., Inc. (b)	83,150	333,432
Matador Resources Co. (a)(b)	424,122	12,240,161
Mexco Energy Corp. (b)	2,119	7,417
Midstates Petroleum Co., Inc. (b)	102,883	1,386,863
Murphy Oil Corp. (a)	707,448	17,933,807
NACCO Industries, Inc. Class A	20,539	846,207
Nextdecade Corp. (a)(b)	58,634	348,872
Northern Oil & Gas, Inc. (a)(b)	216,184	447,501
Oasis Petroleum, Inc. (b)	1,186,965	9,353,284
Overseas Shipholding Group, Inc. (b)	203,430	360,071
Pacific Ethanol, Inc. (b)	157,436	645,488
Panhandle Royalty Co. Class A	86,152	1,537,813
Par Pacific Holdings, Inc. (b)	120,273	2,047,046
Parsley Energy, Inc. Class A (b)	1,028,301	25,995,449
PBF Energy, Inc. Class A	481,823	14,122,232
PDC Energy, Inc. (a)(b)	289,521	15,208,538
Peabody Energy Corp.	457,423	18,621,690
Pedevco Corp. (a)(b)	6,185	1,763
Penn Virginia Corp. (b)	57,290	2,136,917
Petroquest Energy, Inc. (b)	55,392	78,103
PrimeEnergy Corp. (b)	4,530	231,030
QEP Resources, Inc. (b)	1,061,783	9,152,569
Ramaco Resources, Inc. (a)	23,661	162,078
Renewable Energy Group, Inc. (a)(b)	153,608	1,705,049
Resolute Energy Corp. (a)(b)	84,842	2,757,365
Rex American Resources Corp. (b)	26,148	2,110,667
Rex Energy Corp. (a)(b)	38,463	35,517
Ring Energy, Inc. (b)	208,423	2,828,300
RSP Permian, Inc. (b)	550,483	21,089,004
Sanchez Energy Corp. (a)(b)	338,892	992,954
SandRidge Energy, Inc. (a)(b)	163,478	2,298,501
SemGroup Corp. Class A	294,987	6,548,711
SilverBow Resources, Inc. (b)	23,761	659,843
SM Energy Co. (a)	443,376	8,131,516
Southwestern Energy Co. (a)(b)	2,252,583	8,041,721
Src Energy, Inc. (b)	1,066,365	9,458,658
Stone Energy Corp. (a)	92,375	2,795,268
Targa Resources Corp. (a)	944,120	42,154,958
Tellurian, Inc. (a)(b)	267,102	2,331,800
Tengasco, Inc. (b)	73,015	49,008
Torchlight Energy Resources, Inc. (a)(b)	200,782	232,907
TransAtlantic Petroleum Ltd. (b)	79,564	114,572
U.S. Energy Corp. (a)(b)	16,587	21,231
Ultra Petroleum Corp. (a)	854,072	3,151,526
Uranium Energy Corp. (a)(b)	640,353	832,459
VAALCO Energy, Inc. (b)	208,727	179,505
Vertex Energy, Inc. (a)(b)	54,529	49,621
W&T Offshore, Inc. (b)	438,503	1,705,777
Warrior Metropolitan Coal, Inc. (a)	78,096	2,437,376
Westmoreland Coal Co. (a)(b)	73,444	30,927
Westwater Resources, Inc. (a)(b)	151,823	113,882
Whiting Petroleum Corp. (a)(b)	397,910	10,827,131
WildHorse Resource Development Corp. (a)(b)	105,019	1,783,223
World Fuel Services Corp.	302,651	6,915,575
WPX Energy, Inc. (b)	1,750,304	24,731,796
Yuma Energy, Inc. (a)(b)	5,304	5,994
Zion Oil & Gas, Inc. (a)(b)	201,994	820,096
		621,719,750

TOTAL ENERGY		829,456,284

FINANCIALS - 17.1%
Banks - 7.3%
1st Constitution Bancorp	42,103	812,588
1st Source Corp.	82,536	4,070,676
Access National Corp. (a)	63,466	1,773,875
ACNB Corp.	17,139	479,892
Allegiance Bancshares, Inc. (a)(b)	49,520	1,889,188
American National Bankshares, Inc.	28,161	1,016,612
American River Bankshares	8,231	125,934
Ameris Bancorp	168,643	8,963,375
AmeriServ Financial, Inc.	14,728	59,648
Ames National Corp.	27,281	724,311
Anchor Bancorp (b)	8,039	198,563
Arrow Financial Corp.	51,520	1,661,520
Associated Banc-Corp.	728,530	17,994,691
Atlantic Capital Bancshares, Inc. (b)	113,198	1,958,325
Auburn National Bancorp., Inc.	3,534	127,507
Banc of California, Inc. (a)	187,352	3,737,672
BancFirst Corp.	75,734	4,032,836
Bancorp, Inc., Delaware (b)	253,910	2,683,829
BancorpSouth Bank	364,939	11,495,579
Bank of Commerce Holdings	98,321	1,061,867
Bank of Hawaii Corp.	189,608	15,549,752
Bank of Marin Bancorp	24,262	1,604,931
Bank of South Carolina Corp.	10,268	195,605
Bank of the Ozarks, Inc.	514,623	25,674,541
BankUnited, Inc.	459,001	18,461,020
Bankwell Financial Group, Inc.	40,974	1,282,486
Banner Corp.	148,258	8,195,702
Bar Harbor Bankshares	62,421	1,691,609
Bay Bancorp, Inc. (b)	27,291	350,689
BCB Bancorp, Inc.	55,365	847,085
Berkshire Hills Bancorp, Inc.	171,589	6,305,896
Blue Hills Bancorp, Inc.	123,079	2,480,042
BOK Financial Corp.	113,609	10,730,370
Boston Private Financial Holdings, Inc.	373,066	5,446,764
Bridge Bancorp, Inc.	80,834	2,683,689
Brookline Bancorp, Inc., Delaware	346,551	5,492,833
Bryn Mawr Bank Corp.	85,920	3,741,816
Byline Bancorp, Inc.	22,464	518,020
C & F Financial Corp.	11,407	528,714
Camden National Corp.	73,144	3,088,140
Capital City Bank Group, Inc.	62,630	1,503,120
Capstar Financial Holdings, Inc. (a)(b)	10,727	204,028
Carolina Financial Corp.	75,533	2,931,436
Cathay General Bancorp	328,046	13,469,569
CB Financial Services, Inc.	34,610	1,014,073
CBTX, Inc. (a)	4,372	120,711
Centerstate Banks of Florida, Inc.	299,561	8,160,042
Central Pacific Financial Corp.	137,108	3,821,200
Central Valley Community Bancorp	61,456	1,198,392
Century Bancorp, Inc. Class A (non-vtg.)	8,372	642,970
Chemical Financial Corp.	313,725	17,314,483
Chemung Financial Corp.	14,797	632,128
CIT Group, Inc.	572,454	30,368,685
Citizens & Northern Corp.	49,346	1,104,857
Citizens First Corp.	14,760	351,288
Citizens Holding Co.	12,650	278,300
City Holding Co. (a)	75,888	5,112,575
Civista Bancshares, Inc.	34,892	786,117
CNB Financial Corp., Pennsylvania	61,173	1,644,330
CoBiz, Inc.	220,514	4,180,945
Codorus Valley Bancorp, Inc.	34,938	914,327
Colony Bankcorp, Inc.	4,518	64,382
Columbia Banking Systems, Inc.	327,723	13,692,267
Commerce Bancshares, Inc.	402,855	23,272,933
Community Bank System, Inc. (a)	229,368	12,227,608
Community Bankers Trust Corp. (b)	171,891	1,426,695
Community Financial Corp.	16,726	623,211
Community Trust Bancorp, Inc.	84,178	3,661,743
ConnectOne Bancorp, Inc.	128,046	3,687,725
County Bancorp, Inc.	25,129	671,949
Cullen/Frost Bankers, Inc.	248,658	25,857,945
Customers Bancorp, Inc. (b)	124,000	3,638,160
CVB Financial Corp. (a)	459,319	10,564,337
DNB Financial Corp.	4,951	166,601
Eagle Bancorp, Inc. (b)	141,344	8,629,051
East West Bancorp, Inc.	623,075	40,842,566
Enterprise Bancorp, Inc.	37,217	1,160,798
Enterprise Financial Services Corp.	105,839	4,958,557
Equity Bancshares, Inc. (b)	46,376	1,713,129
Evans Bancorp, Inc.	17,239	743,001
Farmers & Merchants Bancorp, Inc.	29,551	1,093,387
Farmers Capital Bank Corp.	34,947	1,272,071
Farmers National Banc Corp.	109,961	1,484,474
FCB Financial Holdings, Inc. Class A (b)	195,326	10,479,240
Fidelity Southern Corp.	97,915	2,204,067
Financial Institutions, Inc.	63,631	1,953,472
First Bancorp, North Carolina	137,059	4,746,353
First Bancorp, Puerto Rico (b)	807,302	4,868,031
First Bancshares, Inc. (a)	40,497	1,285,780
First Bank Hamilton New Jersey	51,342	711,087
First Busey Corp.	190,257	5,641,120
First Business Finance Services, Inc.	37,553	903,150
First Citizen Bancshares, Inc.	38,653	15,735,636
First Commonwealth Financial Corp.	453,163	6,330,687
First Community Bancshares, Inc.	65,716	1,784,189
First Community Corp.	50,202	1,061,772
First Connecticut Bancorp, Inc.	63,853	1,599,518
First Financial Bancorp, Ohio	270,931	7,369,323
First Financial Bankshares, Inc. (a)	298,155	13,715,130
First Financial Corp., Indiana	56,581	2,427,325
First Financial Northwest, Inc.	38,725	612,630
First Foundation, Inc. (b)	140,403	2,563,759
First Hawaiian, Inc.	246,186	6,841,509
First Horizon National Corp.	1,359,119	25,891,217
First Internet Bancorp	38,971	1,475,052
First Interstate Bancsystem, Inc.	106,677	4,213,742
First Merchants Corp.	189,960	7,851,047
First Mid-Illinois Bancshares, Inc.	32,501	1,109,584
First Midwest Bancorp, Inc., Delaware	455,826	11,040,106
First Northwest Bancorp (b)	29,480	471,680
First of Long Island Corp.	95,119	2,591,993
First Republic Bank (a)	684,438	63,515,846
First United Corp. (b)	16,427	283,366
Flushing Financial Corp.	128,655	3,435,089
FNB Corp., Pennsylvania	1,383,233	19,392,927
Franklin Financial Network, Inc. (b)	55,816	1,733,087
Fulton Financial Corp.	783,300	14,177,730
German American Bancorp, Inc. (a)	94,092	3,117,268
Glacier Bancorp, Inc. (a)	342,242	13,313,214
Glen Burnie Bancorp	18,661	223,932
Great Southern Bancorp, Inc.	44,239	2,141,168
Great Western Bancorp, Inc.	265,155	10,842,188
Green Bancorp, Inc. (a)(b)	96,487	2,103,417
Guaranty Bancorp	113,057	3,103,415
Guaranty Bancshares, Inc. Texas	6,893	245,046
Hancock Holding Co.	371,874	19,225,886
Hanmi Financial Corp.	139,169	4,251,613
HarborOne Bancorp, Inc. (b)	139,543	2,684,807
Hawthorn Bancshares, Inc.	48,188	973,398
Heartland Financial U.S.A., Inc.	124,040	6,617,534
Heritage Commerce Corp.	159,503	2,516,957
Heritage Financial Corp., Washington	134,310	3,995,723
Hilltop Holdings, Inc.	332,356	8,079,574
Home Bancshares, Inc.	696,348	16,009,041
HomeTrust Bancshares, Inc. (b)	82,069	2,129,691
Hope Bancorp, Inc.	575,341	10,390,658
Horizon Bancorp Industries	102,046	2,887,902
Howard Bancorp, Inc. (b)	32,517	585,306
IBERIABANK Corp.	231,135	18,675,708
Independent Bank Corp.	96,933	2,214,919
Independent Bank Corp., Massachusetts	121,955	8,463,677
Independent Bank Group, Inc.	78,392	5,503,118
International Bancshares Corp.	244,180	9,437,557
Investar Holding Corp.	29,136	709,462
Investors Bancorp, Inc.	1,095,450	14,788,575
Lakeland Bancorp, Inc.	201,190	3,842,729
Lakeland Financial Corp. (a)	114,291	5,178,525
Landmark Bancorp, Inc.	39	1,127
LCNB Corp.	38,996	721,426
LegacyTexas Financial Group, Inc.	185,316	7,762,887
Live Oak Bancshares, Inc.	117,643	3,070,482
Macatawa Bank Corp.	91,347	903,422
MainSource Financial Group, Inc.	119,416	4,510,342
MB Financial, Inc.	366,215	15,018,477
MBT Financial Corp.	69,241	706,258
Mercantile Bank Corp.	67,865	2,246,332
Merchants Bancorp/IN	43,731	896,486
Metropolitan Bank Holding Corp. (b)	17,426	774,063
Mid Penn Bancorp, Inc.	28,255	904,160
Middlefield Banc Corp.	24,755	1,188,240
Midland States Bancorp, Inc.	36,485	1,143,805
Midsouth Bancorp, Inc.	59,250	740,625
MidWestOne Financial Group, Inc.	42,159	1,341,499
MutualFirst Financial, Inc.	16,479	588,300
National Bank Holdings Corp.	125,498	4,089,980
National Bankshares, Inc. (a)	27,586	1,099,302
National Commerce Corp. (b)	52,018	2,234,173
NBT Bancorp, Inc.	212,914	7,409,407
Nicolet Bankshares, Inc. (b)	29,711	1,606,474
Northeast Bancorp	47,101	1,033,867
Northrim Bancorp, Inc.	32,754	1,089,071
Norwood Financial Corp. (a)	26,148	771,889
OFG Bancorp (a)	196,849	2,116,127
Ohio Valley Banc Corp. (a)	14,494	567,440
Old Line Bancshares, Inc. (a)	34,320	1,085,542
Old National Bancorp, Indiana	597,389	10,155,613
Old Point Financial Corp.	8,603	215,935
Old Second Bancorp, Inc.	127,732	1,756,315
Opus Bank	75,669	2,122,515
Orrstown Financial Services, Inc.	28,866	712,990
Pacific Mercantile Bancorp (b)	76,145	628,196
Pacific Premier Bancorp, Inc. (b)	172,208	7,241,346
PacWest Bancorp	559,706	29,183,071
Park National Corp.	60,841	6,146,158
Parke Bancorp, Inc.	9,617	199,553
Patriot National Bancorp, Inc.	1,402	26,288
PCSB Financial Corp.	71,701	1,375,942
Peapack-Gladstone Financial Corp.	71,026	2,342,437
Penns Woods Bancorp, Inc.	18,934	768,910
People's Utah Bancorp	68,752	2,086,623
Peoples Bancorp of North Carolina	31,329	872,513
Peoples Bancorp, Inc.	86,252	2,974,831
Peoples Financial Services Corp.	28,276	1,164,123
Pinnacle Financial Partners, Inc.	321,651	20,762,572
Popular, Inc.	447,330	18,792,333
Porter Bancorp, Inc. (b)	9,892	145,412
Preferred Bank, Los Angeles	57,012	3,553,558
Premier Financial Bancorp, Inc.	21,201	373,562
Prosperity Bancshares, Inc. (a)	299,604	22,470,300
QCR Holdings, Inc.	57,990	2,528,364
Reliant Bancorp, Inc. (a)	23,562	560,540
Renasant Corp.	194,858	8,137,270
Republic Bancorp, Inc., Kentucky Class A	38,600	1,437,850
Republic First Bancorp, Inc. (a)(b)	238,609	2,016,246
S&T Bancorp, Inc.	162,604	6,416,354
Sandy Spring Bancorp, Inc.	148,381	5,751,248
SB Financial Group, Inc.	532	9,863
Seacoast Banking Corp., Florida (a)(b)	190,645	4,998,712
Select Bancorp, Inc. New (b)	98	1,279
ServisFirst Bancshares, Inc.	208,931	8,390,669
Shore Bancshares, Inc.	42,320	720,286
Sierra Bancorp	45,562	1,185,523
Signature Bank (b)	233,286	34,104,080
Simmons First National Corp. Class A	347,982	9,900,088
SmartFinancial, Inc. (b)	29,546	644,694
South State Corp.	164,630	14,273,421
Southern First Bancshares, Inc. (b)	41,478	1,748,298
Southern National Bancorp of Virginia, Inc.	84,680	1,302,378
Southside Bancshares, Inc.	125,401	4,188,393
State Bank Financial Corp.	174,436	5,048,178
Sterling Bancorp	958,956	22,295,727
Stock Yards Bancorp, Inc.	114,773	4,028,532
Summit Financial Group, Inc.	28,736	688,227
Sussex Bancorp	2,925	84,971
SVB Financial Group (b)	228,369	56,859,314
Synovus Financial Corp.	498,901	24,595,819
TCF Financial Corp.	740,226	16,507,040
Texas Capital Bancshares, Inc. (b)	212,422	19,160,464
The Bank of Princeton	9,024	293,551
The First Bancorp, Inc.	40,384	1,088,753
Tompkins Financial Corp.	56,854	4,362,976
TowneBank	279,152	7,969,790
Trico Bancshares	98,612	3,683,158
TriState Capital Holdings, Inc. (b)	98,771	2,207,532
Triumph Bancorp, Inc. (b)	84,832	3,473,870
Trustmark Corp.	310,132	9,688,524
Two River Bancorp (a)	43,275	741,734
UMB Financial Corp.	196,225	14,324,425
Umpqua Holdings Corp.	950,712	20,259,673
Union Bankshares Corp.	242,805	9,076,051
Union Bankshares, Inc. (a)	26,240	1,346,112
United Bancorp, Inc.	41,665	495,814
United Bankshares, Inc., West Virginia (a)	460,054	16,331,917
United Community Bank, Inc.	313,340	9,685,339
United Security Bancshares, Inc.	8,545	98,695
United Security Bancshares, California	21,338	217,648
Unity Bancorp, Inc.	57,145	1,180,044
Univest Corp. of Pennsylvania	131,713	3,608,936
Valley National Bancorp (a)	1,161,215	14,480,351
Veritex Holdings, Inc. (b)	77,906	2,162,671
Village Bank & Trust Financial Corp. (b)	8,883	284,256
Washington Trust Bancorp, Inc.	65,779	3,410,641
Webster Financial Corp.	391,391	21,362,121
WesBanco, Inc.	196,002	8,077,242
West Bancorp., Inc.	62,916	1,528,859
Westamerica Bancorp. (a)	121,474	6,959,245
Western Alliance Bancorp. (b)	417,250	24,392,435
Wintrust Financial Corp.	238,161	20,126,986
		1,543,408,086
Capital Markets - 2.5%
Arlington Asset Investment Corp. (a)	120,828	1,307,359
Artisan Partners Asset Management, Inc.	201,289	6,793,504
Ashford, Inc. (b)	4,486	443,890
Associated Capital Group, Inc.	20,662	712,839
B. Riley Financial, Inc. (a)	77,782	1,438,967
BGC Partners, Inc. Class A	1,045,996	13,828,067
Cohen & Steers, Inc.	93,396	3,735,840
Cowen Group, Inc. Class A (a)(b)	119,709	1,717,824
Diamond Hill Investment Group, Inc.	13,288	2,724,439
Eaton Vance Corp. (non-vtg.)	509,314	26,957,990
Evercore, Inc. Class A	168,569	15,685,345
FactSet Research Systems, Inc.	170,272	34,595,865
Federated Investors, Inc. Class B (non-vtg.) (a)	412,409	13,436,285
Financial Engines, Inc. (a)	276,738	9,270,723
Gain Capital Holdings, Inc. (a)	115,932	821,958
GAMCO Investors, Inc. Class A	17,907	479,908
Great Elm Capital Group, Inc. (b)	111,763	413,523
Greenhill & Co., Inc.	111,740	2,273,909
Hamilton Lane, Inc. Class A (a)	59,581	2,081,760
Hennessy Advisors, Inc.	9,352	173,573
Houlihan Lokey	117,501	5,454,396
Institutional Financial Markets, Inc.	1,681	17,684
Interactive Brokers Group, Inc.	310,620	21,557,028
INTL FCStone, Inc. (b)	71,146	2,820,939
Investment Technology Group, Inc.	144,928	2,872,473
Janus Henderson Group PLC (a)	784,712	27,731,722
Ladenburg Thalmann Financial Services, Inc.	402,412	1,344,056
Lazard Ltd. Class A	567,826	30,645,569
Legg Mason, Inc.	363,618	14,511,994
LPL Financial	391,944	25,190,241
Manning & Napier, Inc. Class A	54,262	162,786
MarketAxess Holdings, Inc.	164,852	33,366,045
Medley Management, Inc.	32,708	199,519
Moelis & Co. Class A	139,192	7,063,994
Morningstar, Inc.	86,170	8,052,587
MSCI, Inc.	393,277	55,656,561
National Holdings Corp. (b)	3,483	13,758
National Holdings Corp. warrants 1/18/22 (b)	3,483	3,901
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	1,067,549
Piper Jaffray Companies	64,129	5,354,772
PJT Partners, Inc.	73,261	3,502,608
Pzena Investment Management, Inc.	58,015	631,203
Safeguard Scientifics, Inc. (b)	85,673	1,045,211
SEI Investments Co.	560,967	40,855,227
Siebert Financial Corp. (a)(b)	13,255	101,533
Silvercrest Asset Management Group Class A	17,895	270,215
Stifel Financial Corp.	294,566	18,813,930
TD Ameritrade Holding Corp.	1,181,483	67,935,273
TheStreet.com, Inc. (b)	85,257	104,014
U.S. Global Investments, Inc. Class A (a)	36,632	124,549
Value Line, Inc.	13,155	244,420
Vector Capital Corp. rights (b)(c)	49,572	1
Virtu Financial, Inc. Class A (a)	185,825	5,519,003
Virtus Investment Partners, Inc.	31,891	3,924,188
Waddell & Reed Financial, Inc. Class A (a)	368,027	7,360,540
Westwood Holdings Group, Inc.	31,636	1,719,100
WisdomTree Investments, Inc. (a)	492,911	4,736,875
Zais Group Holdings, Inc. (b)	22,211	89,510
		538,958,542
Consumer Finance - 0.8%
Ally Financial, Inc.	1,912,195	53,350,241
Asta Funding, Inc. (b)	34,989	342,892
Atlanticus Holdings Corp. (b)	33,601	73,922
Consumer Portfolio Services, Inc. (b)	87,449	331,432
Credit Acceptance Corp. (a)(b)	55,452	17,450,190
Elevate Credit, Inc.	77,759	555,199
Encore Capital Group, Inc. (a)(b)	104,445	4,470,246
Enova International, Inc. (b)	146,158	3,215,476
EZCORP, Inc. (non-vtg.) Class A (a)(b)	228,360	2,968,680
First Cash Financial Services, Inc.	214,308	15,794,500
Green Dot Corp. Class A (b)	203,057	13,225,102
Imperial Holdings, Inc. warrants 4/11/19 (b)	3,852	0
LendingClub Corp. (a)(b)	1,639,001	5,162,853
Nelnet, Inc. Class A	84,547	4,678,831
Nicholas Financial, Inc. (b)	73,640	657,605
OneMain Holdings, Inc. (b)	315,529	9,674,119
PRA Group, Inc. (a)(b)	202,706	7,763,640
Regional Management Corp. (b)	42,651	1,276,118
Santander Consumer U.S.A. Holdings, Inc.	500,124	8,177,027
SLM Corp. (b)	1,903,618	20,768,472
World Acceptance Corp. (a)(b)	25,904	2,785,198
		172,721,743
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,543	171,128
Acushnet Holdings Corp. (a)	186,547	3,952,931
Alteryx, Inc. (a)	105,818	3,617,917
At Home Group, Inc. (a)(b)	29,095	860,921
Cannae Holdings, Inc. (b)	291,196	5,352,182
Cotiviti Holdings, Inc. (b)	165,909	5,559,611
Donnelley Financial Solutions, Inc. (b)	142,998	2,475,295
FB Financial Corp. (b)	55,658	2,200,161
Granite Point Mortgage Trust, Inc. (a)	205,729	3,466,534
Marlin Business Services Corp.	36,382	938,656
On Deck Capital, Inc. (b)	192,982	1,001,577
Senseonics Holdings, Inc. (a)(b)	189,132	546,591
Tiptree, Inc.	128,445	738,559
Varex Imaging Corp. (a)(b)	169,006	5,896,619
Voya Financial, Inc.	772,759	39,426,164
		76,204,846
Insurance - 3.7%
1347 Property Insurance Holdings, Inc. (b)	6,993	46,503
Alleghany Corp.	67,072	40,655,693
AMBAC Financial Group, Inc. (b)	200,573	3,038,681
American Equity Investment Life Holding Co.	387,822	11,871,231
American Financial Group, Inc.	296,418	33,435,950
American National Insurance Co.	40,063	4,683,365
Amerisafe, Inc.	82,809	4,637,304
AmTrust Financial Services, Inc. (a)	413,993	4,955,496
Arch Capital Group Ltd. (b)	567,918	50,113,084
Argo Group International Holdings, Ltd.	131,352	7,651,254
Aspen Insurance Holdings Ltd. (a)	260,210	9,471,644
Assured Guaranty Ltd.	506,829	17,526,147
Athene Holding Ltd. (b)	351,194	16,579,869
Atlas Financial Holdings, Inc. (b)	42,675	748,946
Axis Capital Holdings Ltd.	360,241	17,774,291
Baldwin & Lyons, Inc. Class B	42,752	968,333
Blue Capital Reinsurance Holdings Ltd.	23,939	265,723
Brown & Brown, Inc.	502,740	26,464,234
Citizens, Inc. Class A (a)(b)	184,834	1,266,113
CNA Financial Corp.	123,338	6,297,638
CNO Financial Group, Inc.	728,424	16,418,677
Conifer Holdings, Inc. (b)	13,396	68,989
Crawford & Co. Class B	86,860	779,134
Donegal Group, Inc. Class A	119,498	1,889,263
eHealth, Inc. (b)	78,217	1,274,155
EMC Insurance Group	32,192	840,211
Employers Holdings, Inc.	143,996	5,637,443
Enstar Group Ltd. (b)	47,661	9,436,878
Erie Indemnity Co. Class A	88,842	10,276,354
FBL Financial Group, Inc. Class A	43,350	2,813,415
Federated National Holding Co.	50,478	779,885
First Acceptance Corp. (b)	24,679	25,173
First American Financial Corp.	484,115	28,093,193
FNF Group	1,189,136	47,482,200
Genworth Financial, Inc. Class A (b)	2,175,852	5,918,317
Global Indemnity Ltd.	37,631	1,392,347
Greenlight Capital Re, Ltd. (b)	129,165	2,118,306
Hallmark Financial Services, Inc. (b)	49,582	487,391
Hanover Insurance Group, Inc.	186,436	20,118,309
HCI Group, Inc. (a)	36,061	1,248,792
Health Insurance Innovations, Inc. (a)(b)	56,763	1,771,006
Heritage Insurance Holdings, Inc. (a)	98,915	1,649,902
Horace Mann Educators Corp.	178,779	7,356,756
Independence Holding Co.	94,596	2,695,986
Infinity Property & Casualty Corp.	47,591	5,613,358
Investors Title Co.	5,515	1,061,638
James River Group Holdings Ltd.	109,494	3,581,549
Kemper Corp.	217,544	12,269,482
Kingstone Companies, Inc.	39,207	748,854
Kinsale Capital Group, Inc.	85,613	4,195,037
Maiden Holdings Ltd.	316,619	1,899,714
Markel Corp. (b)	60,972	67,800,864
MBIA, Inc. (a)(b)	417,124	3,332,821
Mercury General Corp.	160,000	7,302,400
National General Holdings Corp.	271,086	6,229,556
National Western Life Group, Inc.	9,867	3,009,435
Navigators Group, Inc.	101,022	5,445,086
NI Holdings, Inc.	45,692	736,098
Old Republic International Corp.	1,056,884	21,169,387
Primerica, Inc.	193,078	18,825,105
ProAssurance Corp.	235,247	11,244,807
Reinsurance Group of America, Inc.	275,131	42,312,396
RenaissanceRe Holdings Ltd.	174,093	22,332,650
RLI Corp.	176,565	10,735,152
Safety Insurance Group, Inc.	66,718	4,760,329
Selective Insurance Group, Inc.	258,572	14,699,818
State Auto Financial Corp.	68,353	1,885,176
Stewart Information Services Corp.	103,105	4,137,604
Third Point Reinsurance Ltd. (b)	384,752	5,348,053
Trupanion, Inc. (a)(b)	84,431	2,501,691
United Fire Group, Inc.	93,258	4,148,116
United Insurance Holdings Corp.	78,431	1,533,326
Universal Insurance Holdings, Inc.	143,216	4,196,229
Validus Holdings Ltd.	347,186	23,483,661
W.R. Berkley Corp.	414,299	28,329,766
White Mountains Insurance Group Ltd.	15,481	12,490,845
WMI Holdings Corp. (a)(b)	870,756	1,123,275
		787,506,859
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	128,388	2,100,428
AGNC Investment Corp.	1,672,608	30,006,588
American Capital Mortgage Investment Corp.	216,830	3,686,110
Annaly Capital Management, Inc.	5,022,794	50,378,624
Anworth Mortgage Asset Corp.	522,696	2,383,494
Apollo Commercial Real Estate Finance, Inc. (a)	411,750	7,518,555
Arbor Realty Trust, Inc. (a)	227,213	1,944,943
Ares Commercial Real Estate Corp.	140,575	1,731,884
Armour Residential REIT, Inc.	182,039	3,899,275
Blackstone Mortgage Trust, Inc. (a)	439,040	13,632,192
Capstead Mortgage Corp.	453,763	3,788,921
Cherry Hill Mortgage Investment Corp.	46,903	756,076
Chimera Investment Corp.	799,444	13,398,681
CYS Investments, Inc. (a)	670,957	4,240,448
Dynex Capital, Inc.	259,773	1,563,833
Ellington Residential Mortgage REIT	40,648	430,869
Five Oaks Investment Corp. (a)	77,659	250,839
Great Ajax Corp.	64,550	837,859
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	226,586	3,987,914
Invesco Mortgage Capital, Inc.	465,427	7,153,613
KKR Real Estate Finance Trust, Inc. (a)	54,773	1,073,551
Ladder Capital Corp. Class A	400,395	5,913,834
MFA Financial, Inc.	1,734,837	12,352,039
New Residential Investment Corp.	1,414,917	22,822,611
New York Mortgage Trust, Inc. (a)	504,041	2,777,266
Orchid Island Capital, Inc. (a)	226,923	1,631,576
Owens Realty Mortgage, Inc.	37,687	533,271
PennyMac Mortgage Investment Trust	278,340	4,639,928
Redwood Trust, Inc.	353,007	5,171,553
Resource Capital Corp. (a)	146,355	1,271,825
Starwood Property Trust, Inc.	1,116,701	22,613,195
Two Harbors Investment Corp.	758,863	11,147,697
Western Asset Mortgage Capital Corp. (a)	191,198	1,686,366
ZAIS Financial Corp.	54,249	748,636
		248,074,494
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	2,130,490
Thrifts & Mortgage Finance - 1.2%
Atlantic Coast Financial Corp. (b)	167,823	1,736,968
BankFinancial Corp.	75,843	1,215,763
Bear State Financial, Inc.	45,612	467,979
Beneficial Bancorp, Inc.	357,084	5,356,260
BofI Holding, Inc. (a)(b)	247,172	9,192,327
BSB Bancorp, Inc. (b)	29,828	865,012
Capitol Federal Financial, Inc.	608,106	7,595,244
Charter Financial Corp.	65,398	1,298,150
Citizens Community Bancorp, Inc.	15,634	217,313
Clifton Bancorp, Inc.	102,761	1,584,575
Dime Community Bancshares, Inc.	152,632	2,747,376
Elmira Savings Bank	185	3,737
Entegra Financial Corp. (b)	77,977	2,191,154
ESSA Bancorp, Inc.	32,482	473,263
Essent Group Ltd. (b)	364,284	16,425,566
Farmer Mac Class C (non-vtg.)	44,156	3,358,505
First Capital, Inc.	12,982	484,488
First Defiance Financial Corp.	41,293	2,197,201
Flagstar Bancorp, Inc. (a)(b)	95,859	3,379,988
FS Bancorp, Inc.	11,187	607,454
Greene County Bancorp, Inc. (a)	2,032	74,066
Hamilton Bancorp, Inc. (b)	69	1,018
Hingham Institution for Savings	8,459	1,691,885
HMN Financial, Inc. (b)	3,871	72,194
Home Bancorp, Inc.	20,571	853,697
Home Federal Bancorp, Inc.	31	899
HomeStreet, Inc. (b)	121,978	3,500,769
HopFed Bancorp, Inc.	18,100	278,197
Impac Mortgage Holdings, Inc. (a)(b)	65,855	586,110
Kearny Financial Corp.	384,435	4,997,655
Lendingtree, Inc. (a)(b)	33,035	11,512,698
Malvern Bancorp, Inc. (b)	64,070	1,528,070
Meridian Bancorp, Inc. Maryland	249,020	4,992,851
Meta Financial Group, Inc.	40,463	4,345,726
MGIC Investment Corp. (b)	1,616,930	22,297,465
Nationstar Mortgage Holdings, Inc. (a)(b)	130,517	2,234,451
New York Community Bancorp, Inc. (a)	2,102,857	28,640,912
NMI Holdings, Inc. (b)	243,001	4,823,570
Northfield Bancorp, Inc.	220,790	3,426,661
Northwest Bancshares, Inc.	450,358	7,390,375
OceanFirst Financial Corp.	183,978	4,761,351
Ocwen Financial Corp. (a)(b)	486,099	1,769,400
Oritani Financial Corp.	189,634	2,958,290
PB Bancorp, Inc.	7,070	73,175
PennyMac Financial Services, Inc. (b)	92,156	2,147,235
PHH Corp. (b)	142,773	1,510,538
Poage Bankshares, Inc.	6,654	126,759
Provident Bancorp, Inc. (b)	84,161	1,952,535
Provident Financial Holdings, Inc.	21,795	397,105
Provident Financial Services, Inc.	266,158	6,622,011
Prudential Bancorp, Inc.	82,322	1,435,696
Radian Group, Inc.	941,759	19,324,895
Riverview Bancorp, Inc.	146,681	1,267,324
Security National Financial Corp. Class A	40,643	205,247
SI Financial Group, Inc.	23,177	333,749
Southern Missouri Bancorp, Inc.	20,482	692,701
Territorial Bancorp, Inc.	30,643	915,306
TFS Financial Corp.	279,196	4,093,013
Timberland Bancorp, Inc.	27,057	772,477
Trustco Bank Corp., New York	425,565	3,617,303
United Community Bancorp, Inc.	1,461	29,293
United Community Financial Corp.	251,020	2,319,425
United Financial Bancorp, Inc. New	220,063	3,432,983
Walker & Dunlop, Inc.	124,586	6,021,241
Washington Federal, Inc.	382,695	13,279,517
Waterstone Financial, Inc.	133,580	2,297,576
Westfield Financial, Inc.	126,385	1,257,531
WSFS Financial Corp.	141,318	6,740,869
		255,002,137

TOTAL FINANCIALS		3,624,007,197

HEALTH CARE - 11.7%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(b)	131,889	1,826,663
ACADIA Pharmaceuticals, Inc. (a)(b)	437,926	10,910,926
Acceleron Pharma, Inc. (a)(b)	173,903	7,291,753
Achaogen, Inc. (a)(b)	136,730	1,426,094
Achillion Pharmaceuticals, Inc. (b)	658,720	2,140,840
Acorda Therapeutics, Inc. (a)(b)	203,958	4,844,003
Actinium Pharmaceuticals, Inc. (b)	152,593	65,615
Actinium Pharmaceuticals, Inc. rights 3/2/18 (b)	152,593	2
Adamas Pharmaceuticals, Inc. (a)(b)	77,177	1,886,978
ADMA Biologics, Inc. (a)(b)	107,827	404,351
Aduro Biotech, Inc. (a)(b)	132,877	830,481
Advaxis, Inc. (a)(b)	152,732	284,082
Adverum Biotechnologies, Inc. (b)	64,927	449,619
Aeglea BioTherapeutics, Inc. (b)	23,707	171,876
Aevi Genomic Medicine, Inc. (a)(b)	125,878	239,168
Agenus, Inc. (a)(b)	343,477	1,851,341
Agios Pharmaceuticals, Inc. (a)(b)	208,873	16,791,300
Aimmune Therapeutics, Inc. (a)(b)	100,406	3,263,195
Akebia Therapeutics, Inc. (b)	213,244	3,049,389
Albireo Pharma, Inc. (b)	29,888	1,010,214
Alder Biopharmaceuticals, Inc. (a)(b)	268,419	3,731,024
Aldeyra Therapeutics, Inc. (b)	74,826	617,315
Alkermes PLC (a)(b)	676,267	38,601,320
Alnylam Pharmaceuticals, Inc. (b)	358,528	43,080,724
Alpine Immune Sciences, Inc. (b)	17,943	157,719
Altimmune, Inc. (a)	24,817	39,211
AMAG Pharmaceuticals, Inc. (a)(b)	152,392	3,207,852
Amicus Therapeutics, Inc. (a)(b)	724,108	9,963,726
AmpliPhi Biosciences Corp. (a)(b)	37,449	52,803
AnaptysBio, Inc. (b)	63,793	7,831,229
Anavex Life Sciences Corp. (a)(b)	157,620	371,983
Anthera Pharmaceuticals, Inc. (a)(b)	20,053	43,114
Apellis Pharmaceuticals, Inc. (a)(b)	59,247	1,085,998
Applied Genetic Technologies Corp. (b)	47,677	183,556
Aptevo Therapeutics, Inc. (b)	62,747	198,908
AquaBounty Technologies, Inc. (a)(b)	3,959	9,660
Aquinox Pharmaceuticals, Inc. (b)	82,558	1,196,265
ARCA Biopharma, Inc. (b)	7,333	5,940
Ardelyx, Inc. (a)(b)	161,390	867,471
Arena Pharmaceuticals, Inc. (b)	170,928	6,626,879
Argos Therapeutics, Inc. (a)(b)	4,760	6,140
ArQule, Inc. (b)	223,720	373,612
Array BioPharma, Inc. (a)(b)	875,498	15,163,625
Arrowhead Pharmaceuticals, Inc. (a)(b)	358,619	2,323,851
Asterias Biotherapeutics, Inc. (a)(b)	102,523	220,424
Atara Biotherapeutics, Inc. (a)(b)	144,776	5,577,495
Athersys, Inc. (a)(b)	484,446	663,691
aTyr Pharma, Inc. (b)	94,162	277,778
Audentes Therapeutics, Inc. (a)(b)	118,856	4,004,259
AVEO Pharmaceuticals, Inc. (a)(b)	440,743	1,260,525
Avid Bioservices, Inc. (a)(b)	149,057	366,680
Bellicum Pharmaceuticals, Inc. (a)(b)	116,886	812,358
Biocept, Inc. (a)(b)	60,281	21,098
BioCryst Pharmaceuticals, Inc. (a)(b)	421,163	2,093,180
Biohaven Pharmaceutical Holding Co. Ltd.	48,945	1,658,746
BioMarin Pharmaceutical, Inc. (b)	770,433	62,536,047
Biospecifics Technologies Corp. (b)	20,059	812,390
BioTime, Inc. (a)(b)	571,875	1,498,313
Bioverativ, Inc. (b)	474,406	49,660,820
bluebird bio, Inc. (a)(b)	214,045	43,023,045
Blueprint Medicines Corp. (a)(b)	169,546	14,675,902
BrainStorm Cell Therpeutic, Inc. (a)(b)	60,624	186,116
Calithera Biosciences, Inc. (b)	115,170	886,809
Calyxt, Inc. (a)	38,557	708,292
Cancer Genetics, Inc. (a)(b)	68,198	115,937
Capricor Therapeutics, Inc. (a)(b)	40,820	74,292
Cara Therapeutics, Inc. (a)(b)	115,679	1,617,192
CareDx, Inc. (a)(b)	99,948	581,697
Cascadian Therapeutics, Inc. (b)	213,713	2,130,719
CASI Pharmaceuticals, Inc. (a)(b)	168,604	583,370
Catabasis Pharmaceuticals, Inc. (b)	76,612	131,773
Catalyst Biosciences, Inc. (b)	27,548	696,964
Catalyst Pharmaceutical Partners, Inc. (a)(b)	403,697	1,287,793
Cel-Sci Corp. (a)(b)	34,386	61,551
Celldex Therapeutics, Inc. (a)(b)	565,434	1,272,227
Cellectar Biosciences, Inc. (a)(b)	4,485	5,247
Cellular Biomedicine Group, Inc. (a)(b)	29,329	450,200
Celsion Corp. (a)(b)	4,287	9,174
ChemoCentryx, Inc. (b)	96,267	935,715
Chiasma, Inc. (a)(b)	30,058	46,590
Chimerix, Inc. (b)	181,661	882,872
Cidara Therapeutics, Inc. (a)(b)	38,754	259,652
Cleveland Biolabs, Inc. (a)(b)	10,000	35,300
Clovis Oncology, Inc. (a)(b)	216,220	12,555,895
Coherus BioSciences, Inc. (a)(b)	190,032	1,881,317
Conatus Pharmaceuticals, Inc. (a)(b)	122,869	638,919
Concert Pharmaceuticals, Inc. (b)	59,495	1,301,751
ContraFect Corp. (b)	299,050	505,395
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	211,811	1,567,401
Corvus Pharmaceuticals, Inc. (b)	34,606	283,423
CTI BioPharma Corp. (b)	81,379	327,144
Curis, Inc. (b)	574,786	284,519
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,747	27,153
Cytokinetics, Inc. (a)(b)	224,644	1,740,991
CytomX Therapeutics, Inc. (b)	127,044	3,774,477
Cytori Therapeutics, Inc. (b)	155,538	53,645
CytRx Corp. (a)(b)	105,625	164,775
Deciphera Pharmaceuticals, Inc. (b)	36,860	922,237
Dicerna Pharmaceuticals, Inc. (b)	104,825	1,337,567
Dyax Corp. rights 12/31/19 (b)(c)	559,523	1,935,950
Dynavax Technologies Corp. (a)(b)	240,272	3,880,393
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,020,029
Edge Therapeutics, Inc. (a)(b)	82,791	1,246,005
Editas Medicine, Inc. (a)(b)	162,203	5,943,118
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	160,127
Eleven Biotherapeutics, Inc. (a)(b)	33,461	31,788
Emergent BioSolutions, Inc. (b)	154,700	7,688,590
Enanta Pharmaceuticals, Inc. (b)	64,072	5,037,341
Epizyme, Inc. (a)(b)	219,257	3,880,849
Esperion Therapeutics, Inc. (a)(b)	87,171	7,009,420
Exact Sciences Corp. (a)(b)	525,198	23,429,083
Exelixis, Inc. (b)	1,235,453	31,874,687
Fate Therapeutics, Inc. (a)(b)	193,154	2,174,914
Fibrocell Science, Inc. (a)(b)	41,836	23,215
FibroGen, Inc. (b)	332,801	18,337,335
Five Prime Therapeutics, Inc. (a)(b)	136,056	2,892,551
Flexion Therapeutics, Inc. (a)(b)	152,615	3,870,316
Fortress Biotech, Inc. (a)(b)	160,408	683,338
Foundation Medicine, Inc. (a)(b)	65,132	5,389,673
Galectin Therapeutics, Inc. (a)(b)	122,625	503,989
Genocea Biosciences, Inc. (a)(b)	97,488	97,488
Genomic Health, Inc. (b)	92,757	2,968,224
GenVec, Inc. rights (c)	14,247	0
Geron Corp. (a)(b)	680,058	1,570,934
Global Blood Therapeutics, Inc. (a)(b)	176,624	10,358,998
GlycoMimetics, Inc. (a)(b)	105,049	2,417,177
GTx, Inc. (a)(b)	30,934	495,253
Halozyme Therapeutics, Inc. (a)(b)	580,040	11,403,586
Heat Biologics, Inc. (a)(b)	7,670	19,328
Hemispherx Biopharma, Inc. (a)(b)	63,934	31,967
Heron Therapeutics, Inc. (a)(b)	238,302	4,849,446
Histogenics Corp. (b)	270	697
iBio, Inc. (b)	302,306	59,252
Idera Pharmaceuticals, Inc. (a)(b)	695,354	1,230,777
Immucell Corp. (b)	6,741	48,737
Immune Design Corp. (a)(b)	137,453	398,614
Immune Pharmaceuticals, Inc. (a)(b)	15,214	4,980
ImmunoCellular Therapeutics Ltd. (a)(b)	6,339	1,628
ImmunoGen, Inc. (a)(b)	436,830	4,853,181
Immunomedics, Inc. (a)(b)	478,949	8,099,028
Infinity Pharmaceuticals, Inc. (a)(b)	236,483	444,588
Inovio Pharmaceuticals, Inc. (a)(b)	369,930	1,516,713
Insmed, Inc. (a)(b)	342,316	8,287,470
Insys Therapeutics, Inc. (a)(b)	118,023	860,388
Intellia Therapeutics, Inc. (b)	91,763	2,395,014
Intercept Pharmaceuticals, Inc. (a)(b)	77,905	4,653,266
Intrexon Corp. (a)(b)	268,982	3,502,146
Invitae Corp. (a)(b)	144,337	951,181
Ionis Pharmaceuticals, Inc. (a)(b)	548,921	28,994,007
Iovance Biotherapeutics, Inc. (b)	312,345	5,419,186
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	584,864	8,305,069
IsoRay, Inc. (a)(b)	212,731	89,730
Jounce Therapeutics, Inc. (a)(b)	34,622	729,832
Juno Therapeutics, Inc. (b)	381,268	33,082,624
Kadmon Holdings, Inc. (a)(b)	333,503	1,203,946
Kalvista Pharmaceuticals, Inc. (a)(b)	15,341	159,393
Karyopharm Therapeutics, Inc. (b)	138,951	2,052,306
Keryx Biopharmaceuticals, Inc. (a)(b)	467,581	2,146,197
Kindred Biosciences, Inc. (b)	105,425	938,283
Kura Oncology, Inc. (a)(b)	82,876	1,872,998
La Jolla Pharmaceutical Co. (a)(b)	76,532	2,377,084
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	1,786,212
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	92,224	14,007,903
General CVR (b)	26,087	339
Glucagon CVR (b)	26,087	1,565
rights (b)	26,087	261
TR Beta CVR (b)	26,087	339
Loxo Oncology, Inc. (a)(b)	97,414	10,834,385
Macrogenics, Inc. (a)(b)	144,717	3,630,950
Madrigal Pharmaceuticals, Inc. (a)(b)	25,774	3,248,555
MannKind Corp. (a)(b)	354,577	1,038,911
Matinas BioPharma Holdings, Inc. (a)(b)	314,745	311,346
MediciNova, Inc. (a)(b)	111,867	1,169,010
MEI Pharma, Inc. (b)	122,276	270,841
Merrimack Pharmaceuticals, Inc. (a)	58,611	651,168
MiMedx Group, Inc. (a)(b)	454,353	3,221,363
Minerva Neurosciences, Inc. (a)(b)	138,621	727,760
Miragen Therapeutics, Inc. (b)	49,077	272,377
Mirati Therapeutics, Inc. (a)(b)	121,254	3,292,046
Molecular Templates, Inc. (b)	23,056	213,960
Moleculin Biotech, Inc. (a)(b)	58,888	117,187
Momenta Pharmaceuticals, Inc. (b)	341,255	5,818,398
Myriad Genetics, Inc. (b)	304,682	9,877,790
NanoViricides, Inc. (b)	143,363	131,894
NantKwest, Inc. (a)(b)	116,232	516,070
Natera, Inc. (a)(b)	159,428	1,434,852
Navidea Biopharmaceuticals, Inc. (b)	571,658	216,487
Neuralstem, Inc. (a)(b)	67,699	102,225
Neurocrine Biosciences, Inc. (a)(b)	387,470	32,714,092
NewLink Genetics Corp. (a)(b)	120,304	863,783
Novavax, Inc. (a)(b)	1,386,707	3,009,154
Ohr Pharmaceutical, Inc. (a)(b)	235,847	57,900
OncoCyte Corp. (a)(b)	11,637	38,402
OncoGenex Pharmaceuticals, Inc. (a)(b)	8,143	10,423
OncoMed Pharmaceuticals, Inc. (b)	79,764	185,850
Onconova Therapeutics, Inc. (b)	3,480	3,793
OncoSec Medical, Inc. (a)(b)	52,231	94,538
OpGen, Inc. (a)(b)	1,643	3,631
Ophthotech Corp. (a)(b)	123,408	334,436
Opko Health, Inc. (a)(b)	1,647,022	5,583,405
Oragenics, Inc. (a)(b)	7,997	13,835
Organovo Holdings, Inc. (a)(b)	401,186	405,198
Otonomy, Inc. (b)	111,539	663,657
OvaScience, Inc. (a)(b)	154,817	147,030
Ovid Therapeutics, Inc.	11,573	76,266
Palatin Technologies, Inc. (a)(b)	634,919	593,014
PDL BioPharma, Inc. (a)(b)	697,561	1,674,146
Pfenex, Inc. (b)	65,771	254,534
Polarityte, Inc. (a)(b)	24,635	445,894
Portola Pharmaceuticals, Inc. (b)	290,102	12,277,117
Progenics Pharmaceuticals, Inc. (a)(b)	305,792	2,042,691
Protagonist Therapeutics, Inc. (b)	54,125	917,419
Proteon Therapeutics, Inc. (a)(b)	24,275	54,619
Proteostasis Therapeutics, Inc. (b)	109,237	326,619
Prothena Corp. PLC (a)(b)	168,821	5,687,579
PTC Therapeutics, Inc. (b)	148,089	3,813,292
Puma Biotechnology, Inc. (a)(b)	132,836	8,680,833
Ra Pharmaceuticals, Inc. (b)	39,576	252,495
Radius Health, Inc. (a)(b)	182,539	6,952,911
Recro Pharma, Inc. (b)	59,391	535,113
REGENXBIO, Inc. (b)	122,384	3,481,825
Regulus Therapeutics, Inc. (a)(b)	368,835	409,407
Repligen Corp. (a)(b)	161,329	5,531,971
Retrophin, Inc. (b)	173,921	4,351,503
Rexahn Pharmaceuticals, Inc. (a)(b)	103,785	166,056
Rigel Pharmaceuticals, Inc. (b)	627,646	2,359,949
Riot Blockchain, Inc. (a)	42,506	449,713
Rocket Pharmaceuticals, Inc. (a)(b)	50,811	862,771
RXi Pharmaceuticals Corp. (a)(b)	2,663	7,430
Sage Therapeutics, Inc. (b)	198,916	32,097,086
Sangamo Therapeutics, Inc. (a)(b)	367,310	8,797,075
Sarepta Therapeutics, Inc. (a)(b)	266,434	16,724,062
Savara, Inc. (a)(b)	104,216	1,158,882
Seattle Genetics, Inc. (a)(b)	455,324	24,587,496
Selecta Biosciences, Inc. (a)(b)	40,673	372,565
Sellas Life Sciences Group, Inc. (b)	1,097	5,375
Seres Therapeutics, Inc. (a)(b)	92,614	879,833
Sienna Biopharmaceuticals, Inc. (a)	20,933	328,229
Soligenix, Inc. (a)(b)	20,298	40,799
Sorrento Therapeutics, Inc. (a)(b)	268,650	2,673,068
Spark Therapeutics, Inc. (a)(b)	134,174	7,661,335
Spectrum Pharmaceuticals, Inc. (a)(b)	400,703	8,619,122
Spring Bank Pharmaceuticals, Inc. (a)(b)	40,920	523,776
Stemline Therapeutics, Inc. (a)(b)	99,013	1,698,073
Sunesis Pharmaceuticals, Inc. (a)(b)	110,982	754,678
Syndax Pharmaceuticals, Inc. (a)(b)	84,606	764,838
Synergy Pharmaceuticals, Inc. (a)(b)	1,043,707	1,889,110
Synlogic, Inc. (a)(b)	57,370	615,580
Synthetic Biologics, Inc. (a)(b)	532,366	191,652
Syros Pharmaceuticals, Inc. (a)(b)	83,950	884,833
T2 Biosystems, Inc. (a)(b)	92,645	486,386
Tenax Therapeutics, Inc. (a)(b)	1,501	6,965
TESARO, Inc. (a)(b)	166,414	9,191,045
TG Therapeutics, Inc. (a)(b)	233,748	3,272,472
Tocagen, Inc. (a)	42,397	462,127
TONIX Pharmaceuticals Holding (a)(b)	6,944	24,443
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	34,496
Trevena, Inc. (a)(b)	153,673	275,075
Trovagene, Inc. (a)(b)	105,483	32,098
Ultragenyx Pharmaceutical, Inc. (a)(b)	191,348	9,148,348
United Therapeutics Corp. (b)	188,961	21,891,132
Vanda Pharmaceuticals, Inc. (b)	201,638	3,800,876
Vaxart, Inc. (b)	10,379	57,915
Veracyte, Inc. (b)	68,214	410,648
Verastem, Inc. (a)(b)	160,672	491,656
Vericel Corp. (b)	180,932	1,447,456
Versartis, Inc. (b)	107,155	171,448
Vical, Inc. (a)(b)	105,122	160,837
Viking Therapeutics, Inc. (a)(b)	72,049	451,027
VistaGen Therapeutics, Inc. (a)(b)	30,097	36,417
Vital Therapies, Inc. (a)(b)	140,418	751,236
Voyager Therapeutics, Inc. (a)(b)	84,853	2,437,827
vTv Therapeutics, Inc. Class A (b)	25,196	142,357
Xbiotech, Inc. (a)(b)	79,667	383,995
Xencor, Inc. (a)(b)	170,841	5,232,860
XOMA Corp. (a)(b)	33,875	909,205
Zafgen, Inc. (b)	77,644	610,282
ZIOPHARM Oncology, Inc. (a)(b)	555,942	2,073,664
		1,055,760,332
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	98,681	6,579,062
Abiomed, Inc. (b)	183,887	49,314,816
Accuray, Inc. (a)(b)	386,365	2,144,326
Aethlon Medical, Inc. (a)(b)	20,809	31,422
Akers Biosciences, Inc. (a)(b)	12,000	8,760
Allied Healthcare Products, Inc. (a)(b)	2,477	9,487
Alliqua Biomedical, Inc. (a)(b)	6,374	10,836
Alphatec Holdings, Inc. (a)(b)	44,081	140,618
Amedica Corp. (a)(b)	3,747	7,944
Analogic Corp.	56,318	4,702,553
Angiodynamics, Inc. (b)	163,379	2,661,444
Anika Therapeutics, Inc. (a)(b)	64,722	3,368,780
Antares Pharma, Inc. (a)(b)	652,628	1,435,782
Apollo Endosurgery, Inc. (b)	813	5,350
Atossa Genetics, Inc. (a)(b)	5,394	3,560
Atricure, Inc. (a)(b)	137,373	2,427,381
Atrion Corp.	6,863	4,041,621
Avinger, Inc. (a)(b)	1,624	1,803
AxoGen, Inc. (a)(b)	124,981	3,649,445
Bellerophon Therapeutics, Inc. (a)(b)	109,948	212,200
BioLase Technology, Inc. (b)	142,344	59,073
BioLife Solutions, Inc. (a)(b)	69,384	359,409
Bovie Medical Corp. (b)	92,879	229,411
Cantel Medical Corp.	155,967	18,140,522
Cardiovascular Systems, Inc. (b)	155,277	3,692,487
CAS Medical Systems, Inc. (b)	6,117	6,912
Cerus Corp. (b)	490,396	2,098,895
Cesca Therapeutics, Inc. (b)	3,165	8,862
Chembio Diagnostics, Inc. (b)	41,523	315,575
Chf Solutions, Inc. (b)	67	210
Cogentix Medical, Inc. (b)	158,919	491,060
ConforMis, Inc. (a)(b)	157,069	213,614
CONMED Corp.	112,423	6,804,964
Corindus Vascular Robotics, Inc. (a)(b)	396,954	396,954
Cryolife, Inc. (b)	144,240	2,733,348
CryoPort, Inc. (b)	136,724	1,238,719
Cutera, Inc. (b)	61,354	2,763,998
CytoSorbents Corp. (a)(b)	88,558	695,180
Dare Bioscience, Inc. (b)	4,896	6,267
DexCom, Inc. (a)(b)	382,440	21,470,182
Dynatronics Corp. (b)	3,425	9,076
Ekso Bionics Holdings, Inc. (a)(b)	185,343	283,575
Electromed, Inc. (b)	18,483	107,201
Endologix, Inc. (a)(b)	367,188	1,476,096
Entellus Medical, Inc. (b)	52,720	1,265,280
Fonar Corp. (b)	28,662	707,951
Genmark Diagnostics, Inc. (a)(b)	243,937	1,005,020
Glaukos Corp. (a)(b)	139,725	4,373,393
Globus Medical, Inc. (b)	321,368	15,309,972
Haemonetics Corp. (b)	231,066	16,382,579
Halyard Health, Inc. (a)(b)	208,542	10,297,804
Heska Corp. (b)	28,264	1,921,387
Hill-Rom Holdings, Inc.	286,157	23,939,895
ICU Medical, Inc. (b)	66,535	15,386,219
Inogen, Inc. (b)	75,519	9,124,206
InspireMD, Inc. (b)	1	2
Insulet Corp. (b)	256,487	19,259,609
Integer Holdings Corp. (b)	124,964	6,379,412
Integra LifeSciences Holdings Corp. (a)(b)	276,450	14,577,209
Invacare Corp. (a)	140,919	2,423,807
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	57,457
Invuity, Inc. (a)(b)	46,878	194,544
IRadimed Corp. (a)(b)	17,654	229,502
iRhythm Technologies, Inc. (b)	81,981	5,095,119
Iridex Corp. (a)(b)	27,981	162,010
K2M Group Holdings, Inc. (a)(b)	171,240	3,546,380
Kewaunee Scientific Corp.	5,250	156,188
Lantheus Holdings, Inc. (b)	130,409	1,995,258
LeMaitre Vascular, Inc. (a)	72,373	2,515,685
LivaNova PLC (b)	190,428	17,089,009
Masimo Corp. (b)	206,801	18,101,292
Meridian Bioscience, Inc.	201,601	2,812,334
Merit Medical Systems, Inc. (b)	223,509	10,169,660
Microbot Medical, Inc. (a)(b)	28,915	23,875
Milestone Scientific, Inc. (a)(b)	45,410	42,286
Misonix, Inc. (b)	18,363	185,466
Myomo, Inc. (a)(b)	17,261	79,573
Natus Medical, Inc. (b)	138,561	4,316,175
Neogen Corp. (b)	226,529	13,199,845
NeuroMetrix, Inc. (b)	820	1,082
Nevro Corp. (a)(b)	121,252	9,835,962
NuVasive, Inc. (b)	223,826	10,824,225
Nuvectra Corp. (b)	35,935	383,426
NxStage Medical, Inc. (b)	290,694	6,767,356
OraSure Technologies, Inc. (b)	273,729	4,724,563
Orthofix International NV (b)	79,952	4,478,112
Penumbra, Inc. (a)(b)	132,026	14,285,213
Precision Therapeutics, Inc. (a)(b)	27,737	31,343
Presbia PLC (a)(b)	14,898	47,376
Pulse Biosciences, Inc. (a)(b)	23,721	438,839
Quidel Corp. (b)	128,607	5,609,837
ReShape Lifesciences, Inc. (a)(b)	13,409	20,918
Retractable Technologies, Inc. (b)	36,514	32,932
Rockwell Medical Technologies, Inc. (a)(b)	202,763	1,182,108
RTI Biologics, Inc. (b)	250,898	1,066,317
Seaspine Holdings Corp. (b)	41,314	417,685
Second Sight Medical Products, Inc. (a)(b)	63,760	95,002
Sientra, Inc. (a)(b)	58,832	561,846
Staar Surgical Co. (a)(b)	117,470	1,844,279
Steris PLC	372,054	33,968,530
STRATA Skin Sciences, Inc. (a)(b)	1,434	1,879
SurModics, Inc. (b)	57,901	1,742,820
Synergetics U.S.A., Inc. (b)(c)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	63,267	2,047,320
Tandem Diabetes Care, Inc. (b)	14,419	45,564
Teleflex, Inc.	196,337	49,050,873
TransEnterix, Inc. (a)(b)	481,032	913,961
Utah Medical Products, Inc.	15,694	1,392,058
Vermillion, Inc. (b)	65,547	98,321
ViewRay, Inc. (a)(b)	155,862	1,295,213
Viveve Medical, Inc. (a)(b)	46,102	199,622
VolitionRx Ltd. (a)(b)	100,890	308,723
West Pharmaceutical Services, Inc.	324,899	28,337,691
Wright Medical Group NV (a)(b)	463,079	9,423,658
Zosano Pharma Corp. (a)(b)	6,692	41,758
		558,200,596
Health Care Providers & Services - 1.4%
AAC Holdings, Inc. (a)(b)	40,868	386,611
Acadia Healthcare Co., Inc. (a)(b)	358,376	13,654,126
Aceto Corp.	135,992	975,063
Addus HomeCare Corp. (b)	31,856	1,094,254
Almost Family, Inc. (b)	53,272	3,140,384
Amedisys, Inc. (b)	127,069	7,523,755
American Renal Associates Holdings, Inc. (a)(b)	50,577	1,002,436
American Shared Hospital Services (b)	115	293
AMN Healthcare Services, Inc. (a)(b)	210,133	11,693,901
BioScrip, Inc. (a)(b)	579,496	1,831,207
BioTelemetry, Inc. (a)(b)	133,878	4,324,259
Brookdale Senior Living, Inc. (b)	828,354	5,409,152
Caladrius Biosciences, Inc. (a)(b)	17,378	82,893
Capital Senior Living Corp. (a)(b)	114,940	1,355,143
Chemed Corp.	70,081	18,195,130
Civitas Solutions, Inc. (b)	72,322	940,186
Community Health Systems, Inc. (a)(b)	505,186	2,586,552
Corvel Corp. (b)	44,212	2,164,177
Cross Country Healthcare, Inc. (b)	157,552	2,040,298
Digirad Corp.	52,208	107,026
Diplomat Pharmacy, Inc. (a)(b)	211,259	4,402,638
Diversicare Healthcare Services, Inc.	13,755	120,494
Five Star Sr Living, Inc. (b)	200,855	291,240
G1 Therapeutics, Inc. (a)	40,872	923,298
Genesis HealthCare, Inc. Class A (a)(b)	122,459	162,870
HealthEquity, Inc. (a)(b)	223,919	12,893,256
HealthSouth Corp.	428,366	22,814,773
InfuSystems Holdings, Inc. (b)	46,642	104,945
Innovative Industrial Properties, Inc.	15,197	379,317
Interpace Diagnostics Group, Inc. (a)(b)	84,688	85,535
Kindred Healthcare, Inc.	383,129	3,524,787
LHC Group, Inc. (b)	69,410	4,468,616
LifePoint Hospitals, Inc. (a)(b)	174,674	8,052,471
Magellan Health Services, Inc. (b)	106,342	10,729,908
MEDNAX, Inc. (b)	409,734	22,527,175
Molina Healthcare, Inc. (a)(b)	190,323	13,760,353
National Healthcare Corp.	53,157	3,118,721
National Research Corp. Class A	41,327	1,169,554
National Vision Holdings, Inc. (a)	71,396	2,467,446
OptiNose, Inc. (a)	47,069	833,592
Owens & Minor, Inc.	254,146	4,170,536
Premier, Inc. (a)(b)	253,088	8,389,867
Providence Service Corp. (b)	55,715	3,541,245
Psychemedics Corp.	24,573	521,685
Quorum Health Corp. (a)(b)	123,157	731,553
R1 RCM, Inc. (a)(b)	331,964	2,177,684
RadNet, Inc. (b)	138,775	1,387,750
Select Medical Holdings Corp. (b)	473,830	8,576,323
Sharps Compliance Corp. (b)	38,932	176,751
SunLink Health Systems, Inc. (b)	10,217	14,712
Surgery Partners, Inc. (a)(b)	85,904	1,361,578
Tenet Healthcare Corp. (a)(b)	349,778	7,205,427
The Ensign Group, Inc. (a)	210,263	5,614,022
Tivity Health, Inc. (a)(b)	145,588	5,612,417
Triple-S Management Corp. (a)(b)	101,083	2,456,317
U.S. Physical Therapy, Inc.	56,068	4,345,270
Wellcare Health Plans, Inc. (b)	192,786	37,383,133
		285,004,105
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (b)	768,411	10,657,861
Arrhythmia Research Technology, Inc. (b)	9,913	35,588
athenahealth, Inc. (a)(b)	174,789	24,425,015
Castlight Health, Inc. Class B (a)(b)	314,462	1,116,340
Computer Programs & Systems, Inc. (a)	49,251	1,467,680
Evolent Health, Inc. (a)(b)	269,471	3,947,750
HealthStream, Inc.	115,141	2,781,807
HMS Holdings Corp. (b)	371,818	5,963,961
HTG Molecular Diagnostics (a)(b)	114,333	524,788
iCAD, Inc. (b)	51,129	175,372
Inovalon Holdings, Inc. Class A (a)(b)	288,458	3,461,496
Medical Transcription Billing Corp. (a)(b)	30,694	121,548
Medidata Solutions, Inc. (a)(b)	255,197	16,756,235
NantHealth, Inc. (a)(b)	151,574	457,753
Omnicell, Inc. (b)	163,472	7,135,553
Quality Systems, Inc. (b)	196,746	2,469,162
Simulations Plus, Inc. (a)	44,648	694,276
Streamline Health Solutions, Inc. (a)(b)	74,551	138,665
Tabula Rasa HealthCare, Inc. (a)(b)	53,720	1,735,693
Teladoc, Inc. (a)(b)	226,627	9,087,743
Veeva Systems, Inc. Class A (b)	502,517	35,025,435
Vocera Communications, Inc. (b)	130,621	3,592,078
		131,771,799
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	114,176	3,002,829
Bio-Rad Laboratories, Inc. Class A (b)	88,156	23,805,646
Bio-Techne Corp.	165,492	23,390,639
Bioanalytical Systems, Inc. (b)	4,687	7,593
Bruker Corp.	448,968	13,760,869
Cambrex Corp. (a)(b)	141,044	7,327,236
Charles River Laboratories International, Inc. (b)	205,418	21,899,613
ChromaDex, Inc. (a)(b)	94,205	513,417
Enzo Biochem, Inc. (b)	184,150	1,165,670
Fluidigm Corp. (a)(b)	119,521	809,157
Harvard Bioscience, Inc. (b)	111,418	523,665
INC Research Holdings, Inc. Class A (b)	249,175	10,440,433
Luminex Corp.	173,959	3,411,336
Medpace Holdings, Inc. (b)	50,905	1,631,505
Nanostring Technologies, Inc. (b)	75,121	481,526
NeoGenomics, Inc. (a)(b)	236,614	1,987,558
Pacific Biosciences of California, Inc. (a)(b)	415,712	989,395
PRA Health Sciences, Inc. (b)	220,042	18,483,528
pSivida Corp. (a)(b)	200,166	210,174
		133,841,789
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	227,623
Acer Therapeutics, Inc. (b)	3,397	60,874
Aclaris Therapeutics, Inc. (a)(b)	104,312	2,079,981
Adamis Pharmaceuticals Corp. (a)(b)	122,410	367,230
Aerie Pharmaceuticals, Inc. (a)(b)	164,168	8,397,193
Agile Therapeutics, Inc. (a)(b)	73,763	267,760
Akcea Therapeutics, Inc. (a)	77,026	1,307,131
Akorn, Inc. (a)(b)	405,401	6,867,493
Alimera Sciences, Inc. (a)(b)	102,415	133,140
Amphastar Pharmaceuticals, Inc. (a)(b)	158,581	2,911,547
Ampio Pharmaceuticals, Inc. (a)(b)	318,736	707,594
ANI Pharmaceuticals, Inc. (b)	38,941	2,494,950
ANI Pharmaceuticals, Inc. rights (b)(c)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	16,835
Aradigm Corp. (a)(b)	45,769	51,719
Aratana Therapeutics, Inc. (b)	155,922	580,030
Assembly Biosciences, Inc. (a)(b)	73,589	4,175,440
AstraZeneca PLC rights (b)(c)	21,542	0
Athenex, Inc. (a)	166,750	2,641,320
Avexis, Inc. (b)	137,449	17,006,565
Axsome Therapeutics, Inc. (a)(b)	61,057	155,695
Bio Path Holdings, Inc. (a)(b)	34,608	58,488
Biodelivery Sciences International, Inc. (b)	266,001	598,502
BioPharmX Corp. (a)(b)	259,103	66,045
Catalent, Inc. (b)	584,885	24,418,949
Cerecor, Inc. (a)(b)	45,961	214,178
Clearside Biomedical, Inc. (b)	56,066	362,186
Collegium Pharmaceutical, Inc. (a)(b)	93,624	2,246,040
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	58,825
Corcept Therapeutics, Inc. (a)(b)	414,651	6,298,549
Corium International, Inc. (a)(b)	110,775	1,440,075
CorMedix, Inc. (a)(b)	246,421	71,462
Cumberland Pharmaceuticals, Inc. (b)	33,632	222,644
CymaBay Therapeutics, Inc. (b)	249,982	3,722,232
DepoMed, Inc. (a)(b)	279,603	1,920,873
Dermira, Inc. (a)(b)	147,210	3,784,769
Dova Pharmaceuticals, Inc. (a)	26,016	787,244
Durect Corp. (b)	600,826	733,008
Egalet Corp. (a)(b)	55,293	41,802
Endo International PLC (a)(b)	888,794	5,603,846
Endocyte, Inc. (a)(b)	169,216	1,003,451
Evofem Biosciences, Inc. (a)(b)	3,247	22,956
Evoke Pharma, Inc. (a)(b)	15,864	30,935
Flex Pharma, Inc. (a)(b)	43,126	176,817
Gemphire Therapeutics, Inc. (a)(b)	23,191	157,467
Horizon Pharma PLC (b)	727,591	10,608,277
Impax Laboratories, Inc. (a)(b)	325,117	6,632,387
Imprimis Pharmaceuticals, Inc. (a)(b)	47,994	87,349
Innoviva, Inc. (a)(b)	340,069	5,274,470
Intersect ENT, Inc. (b)	117,996	4,348,153
Intra-Cellular Therapies, Inc. (b)	203,119	3,934,415
Jaguar Health, Inc. (b)	27,742	4,097
Jazz Pharmaceuticals PLC (a)(b)	264,208	38,257,318
Juniper Pharmaceuticals, Inc. (b)	42,963	360,889
Kala Pharmaceuticals, Inc. (a)	26,201	368,124
KemPharm, Inc. (a)(b)	54,249	317,357
Lannett Co., Inc. (a)(b)	132,787	2,124,592
Lipocine, Inc. (a)(b)	73,787	140,195
Mallinckrodt PLC (a)(b)	417,514	6,964,134
Marinus Pharmaceuticals, Inc. (b)	116,446	599,697
Melinta Therapeutics, Inc. (a)(b)	84,105	1,047,107
Mersana Therapeutics, Inc. (a)	32,098	555,616
MyoKardia, Inc. (a)(b)	87,793	5,109,553
Nektar Therapeutics (a)(b)	688,387	59,586,779
Neos Therapeutics, Inc. (a)(b)	97,688	810,810
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	19,894
Novan, Inc. (a)(b)	36,199	114,027
Novus Therapeutics, Inc. (a)(b)	3,220	12,107
Ocular Therapeutix, Inc. (a)(b)	99,153	518,570
Omeros Corp. (a)(b)	194,237	1,961,794
Orexigen Therapeutics, Inc. (a)(b)	43,174	45,764
Pacira Pharmaceuticals, Inc. (b)	178,706	5,593,498
Pain Therapeutics, Inc. (a)(b)	20,714	134,641
Paratek Pharmaceuticals, Inc. (a)(b)	124,492	1,630,845
Pernix Therapeutics Holdings, Inc. (a)(b)	30,899	80,337
Phibro Animal Health Corp. Class A	88,806	3,414,591
Plx Pharma PLC/New (b)	4,428	32,103
Prestige Brands Holdings, Inc. (a)(b)	233,489	7,891,928
Pulmatrix, Inc. (a)(b)	31,769	44,477
Reata Pharmaceuticals, Inc. (b)	49,848	1,200,838
Revance Therapeutics, Inc. (a)(b)	125,702	3,890,477
Rhythm Pharmaceuticals, Inc. (a)	41,677	1,077,350
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	7,966
SCYNEXIS, Inc. (a)(b)	102,549	168,180
Sonoma Pharmaceuticals, Inc. (b)	13,177	46,120
Supernus Pharmaceuticals, Inc. (b)	224,100	8,717,490
Teligent, Inc. (a)(b)	188,677	528,296
Tetraphase Pharmaceuticals, Inc. (b)	225,292	633,071
The Medicines Company (a)(b)	288,424	8,831,543
TherapeuticsMD, Inc. (a)(b)	789,860	3,949,300
Theravance Biopharma, Inc. (a)(b)	178,954	4,717,227
Titan Pharmaceuticals, Inc. (a)(b)	68,182	68,182
VIVUS, Inc. (a)(b)	380,623	162,107
WAVE Life Sciences (a)(b)	61,241	3,120,229
Zogenix, Inc. (a)(b)	151,516	6,424,278
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	439,371
		317,099,384

TOTAL HEALTH CARE		2,481,678,005

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.5%
AAR Corp.	143,570	6,113,211
Aerojet Rocketdyne Holdings, Inc. (a)(b)	334,458	9,030,366
AeroVironment, Inc. (a)(b)	94,671	4,707,042
Air Industries Group, Inc. (b)	217	297
Arotech Corp. (a)(b)	107,505	354,767
Astronics Corp. (b)	94,609	3,647,177
Astrotech Corp. (a)(b)	7,902	22,679
Axon Enterprise, Inc. (a)(b)	237,339	8,266,517
BWX Technologies, Inc.	434,550	27,359,268
CPI Aerostructures, Inc. (b)	20,017	164,139
Cubic Corp.	113,685	6,980,259
Curtiss-Wright Corp.	192,595	25,996,473
Ducommun, Inc. (b)	49,143	1,382,884
Engility Holdings, Inc. (b)	78,098	2,132,856
Esterline Technologies Corp. (b)	117,261	8,665,588
HEICO Corp. (a)	141,101	12,078,246
HEICO Corp. Class A	250,850	18,186,625
Hexcel Corp.	391,800	26,360,304
Innovative Solutions & Support, Inc. (b)	34,266	111,022
KEYW Holding Corp. (a)(b)	214,080	1,607,741
KLX, Inc. (b)	226,722	15,344,545
Kratos Defense & Security Solutions, Inc. (a)(b)	383,886	4,625,826
Mercury Systems, Inc. (a)(b)	216,006	9,929,796
Micronet Enertec Technologies, Inc. (a)(b)	8,571	10,542
Moog, Inc. Class A (b)	144,025	12,073,616
National Presto Industries, Inc.	24,898	2,260,738
Orbital ATK, Inc.	249,731	32,979,476
SIFCO Industries, Inc. (b)	8,947	44,735
Sparton Corp. (b)	38,996	884,039
Spirit AeroSystems Holdings, Inc. Class A	500,175	45,660,976
Teledyne Technologies, Inc. (b)	155,302	28,878,407
Triumph Group, Inc.	220,034	6,149,950
Vectrus, Inc. (b)	47,874	1,306,481
Wesco Aircraft Holdings, Inc. (b)	267,984	2,398,457
		325,715,045
Air Freight & Logistics - 0.3%
Air T, Inc. (b)	1,113	28,270
Air Transport Services Group, Inc. (b)	206,448	5,464,679
Atlas Air Worldwide Holdings, Inc. (a)(b)	110,896	6,748,022
Echo Global Logistics, Inc. (a)(b)	121,080	3,202,566
Forward Air Corp.	135,469	7,315,326
Hub Group, Inc. Class A (b)	145,945	6,370,499
Radiant Logistics, Inc. (b)	144,096	533,155
XPO Logistics, Inc. (a)(b)	433,575	42,676,787
		72,339,304
Airlines - 0.3%
Allegiant Travel Co.	55,876	9,292,179
Hawaiian Holdings, Inc.	232,578	8,372,808
JetBlue Airways Corp. (b)	1,394,253	29,349,026
SkyWest, Inc.	229,350	12,568,380
Spirit Airlines, Inc. (a)(b)	304,619	12,136,021
		71,718,414
Building Products - 1.1%
AAON, Inc. (a)	180,990	6,651,383
Advanced Drain Systems, Inc. Del	174,690	4,463,330
American Woodmark Corp. (b)	63,037	8,093,951
Apogee Enterprises, Inc. (a)	129,908	5,604,231
Armstrong World Industries, Inc. (b)	230,392	13,892,638
Builders FirstSource, Inc. (b)	494,154	9,477,874
Continental Building Products, Inc. (b)	175,679	4,778,469
CSW Industrials, Inc. (b)	72,814	3,338,522
GCP Applied Technologies, Inc. (b)	318,839	9,804,299
Gibraltar Industries, Inc. (a)(b)	140,820	4,886,454
GMS, Inc. (b)	141,920	4,393,843
Griffon Corp.	137,012	2,562,124
Insteel Industries, Inc.	77,676	2,193,570
Jeld-Wen Holding, Inc. (b)	297,233	9,261,780
Lennox International, Inc. (a)	162,979	33,350,393
Masonite International Corp. (b)	126,617	7,729,968
NCI Building Systems, Inc. (b)	175,187	2,855,548
Owens Corning	477,344	38,808,067
Patrick Industries, Inc. (b)	106,201	6,526,051
PGT, Inc. (b)	222,722	3,897,635
Ply Gem Holdings, Inc. (b)	97,641	2,109,046
Quanex Building Products Corp.	151,050	2,530,088
Simpson Manufacturing Co. Ltd.	185,915	10,284,818
Tecogen, Inc. New (a)(b)	6,158	13,671
Trex Co., Inc. (b)	128,907	13,328,984
Universal Forest Products, Inc.	270,889	8,923,084
USG Corp. (a)(b)	390,106	13,037,343
		232,797,164
Commercial Services & Supplies - 1.6%
ABM Industries, Inc. (a)	247,365	8,697,353
ACCO Brands Corp.	475,103	6,010,053
Acme United Corp.	1,357	31,890
ADS Waste Holdings, Inc. (b)	190,695	4,267,754
Amrep Corp. (b)	2,745	20,889
Aqua Metals, Inc. (a)(b)	65,324	150,898
ARC Document Solutions, Inc. (b)	152,363	324,533
Avalon Holdings Corp. Class A (b)	128	271
Brady Corp. Class A	217,590	8,137,866
Casella Waste Systems, Inc. Class A (b)	167,872	4,267,306
CECO Environmental Corp.	121,214	498,190
Cemtrex, Inc. (a)	35,054	86,233
Cenveo, Inc. (a)(b)	3,247	276
Clean Harbors, Inc. (a)(b)	226,019	11,285,129
Command Security Corp. (b)	4,127	13,371
CompX International, Inc. Class A	729	9,951
Copart, Inc. (a)(b)	873,039	40,866,956
Covanta Holding Corp. (a)	578,029	8,641,534
Deluxe Corp.	211,910	15,045,610
Ecology & Environment, Inc. Class A	5,634	63,383
Ennis, Inc.	117,199	2,285,381
Essendant, Inc.	162,977	1,294,037
Evoqua Water Technologies Corp. (a)(b)	125,642	2,877,202
Fuel Tech, Inc. (a)(b)	72,552	79,082
Healthcare Services Group, Inc. (a)	321,337	14,598,340
Heritage-Crystal Clean, Inc. (b)	68,983	1,379,660
Herman Miller, Inc.	257,061	9,228,490
HNI Corp.	197,609	7,307,581
Hudson Technologies, Inc. (a)(b)	168,025	1,024,953
Industrial Services of America, Inc. (a)(b)	12,843	27,484
InnerWorkings, Inc. (a)(b)	199,597	1,842,280
Interface, Inc.	269,580	6,523,836
Intersections, Inc. (a)(b)	42,827	86,511
KAR Auction Services, Inc.	586,122	31,697,478
Kimball International, Inc. Class B	162,059	2,662,629
Knoll, Inc.	222,691	4,736,638
LSC Communications, Inc.	153,886	2,240,580
Matthews International Corp. Class A	146,544	7,510,380
McGrath RentCorp.	106,286	5,380,197
Mobile Mini, Inc.	195,778	8,212,887
Msa Safety, Inc.	148,568	11,979,038
Multi-Color Corp.	61,479	3,894,695
NL Industries, Inc. (b)	19,361	155,856
Odyssey Marine Exploration, Inc. (a)(b)	21,390	90,908
Performant Financial Corp. (b)	101,625	271,339
Perma-Fix Environmental Services, Inc. (b)	24,334	94,903
Pitney Bowes, Inc.	812,456	10,074,454
Quad/Graphics, Inc.	135,690	3,580,859
Quest Resource Holding Corp. (a)(b)	36,362	77,815
R.R. Donnelley & Sons Co. (a)	314,030	2,367,786
Rollins, Inc. (a)	411,689	20,695,606
SP Plus Corp. (b)	98,466	3,544,776
Steelcase, Inc. Class A	394,969	5,391,327
Team, Inc. (a)(b)	135,303	2,212,204
Tetra Tech, Inc.	247,371	12,108,810
The Brink's Co.	221,768	16,299,948
U.S. Ecology, Inc.	96,736	5,117,334
UniFirst Corp.	69,376	10,774,093
Viad Corp.	92,139	4,795,835
Virco Manufacturing Co.	17,110	76,995
VSE Corp.	36,031	1,747,504
		334,767,157
Construction & Engineering - 0.7%
AECOM (a)(b)	680,688	24,171,231
Aegion Corp. (b)	149,994	3,443,862
Ameresco, Inc. Class A (b)	69,482	566,278
Argan, Inc.	64,740	2,586,363
Chicago Bridge & Iron Co. NV (a)	449,351	7,845,668
Comfort Systems U.S.A., Inc.	169,941	6,976,078
Dycom Industries, Inc. (a)(b)	136,274	14,886,572
EMCOR Group, Inc.	252,024	19,231,951
Goldfield Corp.	101,619	477,609
Granite Construction, Inc.	173,570	10,084,417
Great Lakes Dredge & Dock Corp. (b)	250,064	1,137,791
HC2 Holdings, Inc. (b)	149,409	741,069
Ies Holdings, Inc. (a)(b)	36,498	560,244
KBR, Inc.	609,808	9,232,493
Keane Group, Inc. (a)(b)	231,306	3,596,808
Layne Christensen Co. (a)(b)	94,105	1,458,628
MasTec, Inc. (a)(b)	290,091	14,780,136
MYR Group, Inc. (b)	77,211	2,497,776
Northwest Pipe Co. (a)(b)	42,043	737,014
NV5 Holdings, Inc. (b)	35,335	1,528,239
Orion Group Holdings, Inc. (b)	118,649	745,116
Primoris Services Corp.	176,834	4,403,167
Sterling Construction Co., Inc. (b)	119,336	1,441,579
Tutor Perini Corp. (a)(b)	176,871	4,271,435
Valmont Industries, Inc.	100,670	14,808,557
		152,210,081
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	28,596	896,485
American Electric Technologies, Inc. (b)	11,601	15,661
American Superconductor Corp. (a)(b)	66,860	316,248
AZZ, Inc.	113,590	4,640,152
Babcock & Wilcox Enterprises, Inc. (a)(b)	206,668	1,314,408
Broadwind Energy, Inc. (b)	61,516	136,566
Capstone Turbine Corp. (a)(b)	132,915	121,936
Encore Wire Corp.	89,061	4,666,796
Energous Corp. (a)(b)	80,549	1,776,105
Energy Focus, Inc. (a)(b)	31,432	80,466
EnerSys	181,222	12,629,361
Enphase Energy, Inc. (a)(b)	263,005	873,177
EnSync, Inc. (a)(b)	116,581	41,969
Espey Manufacturing & Electronics Corp.	5,358	144,559
FuelCell Energy, Inc. (a)(b)	287,289	474,027
Generac Holdings, Inc. (b)	272,065	12,101,451
General Cable Corp.	217,021	6,412,971
Hubbell, Inc. Class B	237,891	31,175,616
Ideal Power, Inc. (a)(b)	18,012	21,434
LSI Industries, Inc.	102,850	803,259
Ocean Power Technologies, Inc. (a)(b)	72,243	81,635
Orion Energy Systems, Inc. (a)(b)	83,634	71,089
Plug Power, Inc. (a)(b)	1,047,949	1,949,185
Polar Power, Inc. (b)	7,315	31,016
Powell Industries, Inc.	39,054	1,040,008
Preformed Line Products Co.	11,919	724,556
Real Goods Solar, Inc. (a)(b)	43,365	49,436
Regal Beloit Corp.	191,491	13,844,799
Revolution Lighting Technologies, Inc. (a)(b)	38,380	130,876
Sensata Technologies Holding BV (a)(b)	742,799	39,264,355
Sunrun, Inc. (a)(b)	291,244	1,948,422
Sunworks, Inc. (a)(b)	47,552	49,454
Thermon Group Holdings, Inc. (a)(b)	144,076	3,143,738
TPI Composites, Inc. (a)(b)	67,536	1,338,564
Ultralife Corp. (b)	43,594	350,932
Vicor Corp. (b)	66,375	1,709,156
Vivint Solar, Inc. (a)(b)	111,777	335,331
		144,705,199
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	268,782	27,660,356
ITT, Inc.	380,102	19,073,518
Raven Industries, Inc.	161,156	5,471,246
		52,205,120
Machinery - 3.7%
Actuant Corp. Class A (a)	270,996	6,151,609
AGCO Corp.	285,060	18,984,996
Alamo Group, Inc.	43,276	4,810,127
Albany International Corp. Class A	129,645	8,251,904
Allison Transmission Holdings, Inc. (a)	585,792	23,214,937
Altra Industrial Motion Corp.	134,206	5,824,540
American Railcar Industries, Inc. (a)	34,464	1,283,784
ARC Group Worldwide, Inc. (b)	25,827	51,654
Art's-Way Manufacturing Co., Inc. (b)	9,831	26,052
Astec Industries, Inc.	88,018	5,184,260
Barnes Group, Inc.	219,896	13,261,928
Blue Bird Corp. (a)(b)	45,864	1,064,045
Briggs & Stratton Corp.	195,366	4,391,828
Chart Industries, Inc. (b)	134,764	7,426,844
Chicago Rivet & Machine Co.	772	25,476
CIRCOR International, Inc.	73,485	3,453,795
Colfax Corp. (b)	426,944	13,572,550
Columbus McKinnon Corp. (NY Shares)	93,121	3,305,796
Commercial Vehicle Group, Inc. (b)	112,254	1,133,765
Crane Co.	218,753	20,193,089
Dmc Global, Inc.	55,020	1,166,424
Donaldson Co., Inc.	563,910	26,763,169
Douglas Dynamics, Inc.	103,727	4,615,852
Eastern Co.	27,488	700,944
Energy Recovery, Inc. (a)(b)	154,766	1,061,695
EnPro Industries, Inc.	93,453	6,771,604
ESCO Technologies, Inc.	113,837	6,704,999
ExOne Co. (a)(b)	41,005	342,802
Federal Signal Corp.	258,672	5,532,994
Franklin Electric Co., Inc.	171,998	6,733,722
FreightCar America, Inc.	54,073	799,740
Gardner Denver Holdings, Inc.	306,019	9,795,668
Gencor Industries, Inc. (b)	30,519	492,882
Global Brass & Copper Holdings, Inc.	97,132	2,748,836
Gorman-Rupp Co.	78,540	2,095,447
Graco, Inc.	730,926	32,416,568
Graham Corp.	37,894	765,838
Greenbrier Companies, Inc. (a)	126,722	6,564,200
Hardinge, Inc.	38,805	712,072
Harsco Corp. (a)(b)	358,982	7,269,386
Hillenbrand, Inc.	279,706	12,279,093
Hurco Companies, Inc.	24,930	1,043,321
Hyster-Yale Materials Handling Class A	43,248	3,078,825
IDEX Corp.	330,952	45,274,234
Jason Industries, Inc. (b)	35,118	76,908
John Bean Technologies Corp.	138,280	15,314,510
Kadant, Inc.	49,681	4,739,567
Kennametal, Inc.	349,940	14,417,528
Key Technology, Inc. (b)	12,346	330,009
L.B. Foster Co. Class A (b)	42,631	1,114,801
Lincoln Electric Holdings, Inc.	262,162	22,949,661
Lindsay Corp.	47,752	4,223,187
LiqTech International, Inc. (b)	90,569	27,352
Lydall, Inc. (b)	78,806	3,794,509
Manitex International, Inc. (b)	52,326	548,900
Manitowoc Co., Inc. (a)(b)	157,256	4,673,648
Meritor, Inc. (b)	383,168	9,387,616
MFRI, Inc. (b)	13,428	118,166
Middleby Corp. (a)(b)	241,176	29,001,414
Milacron Holdings Corp. (b)	212,412	4,551,989
Miller Industries, Inc.	43,433	1,057,594
Mueller Industries, Inc.	262,365	6,950,049
Mueller Water Products, Inc. Class A	699,067	7,689,737
Navistar International Corp. New (b)	284,930	10,633,588
NN, Inc.	117,774	2,814,799
Nordson Corp.	222,384	29,815,023
Omega Flex, Inc.	25,039	1,397,677
Oshkosh Corp.	324,588	25,619,731
Park-Ohio Holdings Corp.	37,253	1,484,532
ProPetro Holding Corp. (a)	257,099	4,147,007
Proto Labs, Inc. (a)(b)	109,903	11,973,932
RBC Bearings, Inc. (b)	108,095	13,025,448
Rexnord Corp. (b)	455,567	13,202,332
Spartan Motors, Inc.	147,713	2,178,767
SPX Corp. (b)	185,849	5,804,064
SPX Flow, Inc. (b)	182,759	8,911,329
Standex International Corp.	58,129	5,586,197
Sun Hydraulics Corp.	120,806	6,272,248
Taylor Devices, Inc. (b)	3,820	42,096
Tennant Co.	79,161	5,097,968
Terex Corp.	342,872	14,236,045
The L.S. Starrett Co. Class A	20,536	174,556
Timken Co.	288,913	12,654,389
Titan International, Inc.	216,636	2,785,939
Toro Co.	471,250	29,957,363
TriMas Corp. (b)	200,113	5,182,927
Trinity Industries, Inc.	660,688	21,564,856
Twin Disc, Inc. (b)	35,431	847,510
Wabash National Corp. (a)	259,988	5,680,738
WABCO Holdings, Inc. (b)	219,565	30,293,383
Wabtec Corp. (a)	368,467	29,971,106
Watts Water Technologies, Inc. Class A	123,812	9,347,806
Woodward, Inc.	242,722	17,191,999
WSI Industries, Inc. (b)	5,668	29,474
Xerium Technologies, Inc. (b)	47,721	277,736
		786,513,004
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	38,097	524,215
Kirby Corp. (a)(b)	233,439	17,507,925
Matson, Inc.	186,660	5,319,810
		23,351,950
Professional Services - 1.0%
Acacia Research Corp. (b)	246,355	849,925
Barrett Business Services, Inc.	30,306	2,251,433
BG Staffing, Inc.	29,747	489,338
CBIZ, Inc. (b)	258,362	4,663,434
Cogint, Inc. (a)(b)	182,373	474,170
CRA International, Inc.	36,975	1,848,380
DLH Holdings Corp. (b)	2,300	13,455
Dun & Bradstreet Corp.	159,849	19,987,519
Exponent, Inc.	117,241	9,115,488
Forrester Research, Inc.	46,079	1,866,200
Franklin Covey Co. (b)	52,794	1,367,365
FTI Consulting, Inc. (b)	161,738	7,713,285
General Employment Enterprises, Inc. (a)(b)	3,794	9,978
GP Strategies Corp. (b)	68,198	1,503,766
Heidrick & Struggles International, Inc.	82,403	2,175,439
Hill International, Inc. (b)	149,735	831,029
Hudson Global, Inc. (b)	74,637	146,289
Huron Consulting Group, Inc. (b)	98,046	3,431,610
ICF International, Inc.	87,475	4,986,075
Insperity, Inc.	162,713	10,625,159
Kelly Services, Inc. Class A (non-vtg.)	143,305	4,226,064
Kforce, Inc.	107,981	2,991,074
Korn/Ferry International	239,918	10,054,963
Lightbridge Corp. (a)(b)	12,874	17,380
Manpower, Inc.	284,085	33,652,709
Marathon Patent Group, Inc. (a)(b)	7,456	16,627
Mastech Digital, Inc. (b)	3,140	36,455
MISTRAS Group, Inc. (b)	76,579	1,510,138
Navigant Consulting, Inc. (b)	207,969	4,134,424
On Assignment, Inc. (b)	213,162	16,347,394
RCM Technologies, Inc.	26,829	170,632
Resources Connection, Inc.	147,742	2,297,388
RPX Corp.	226,854	2,275,346
Spherix, Inc. (a)(b)	4,801	6,577
TransUnion Holding Co., Inc. (b)	650,392	37,117,871
TriNet Group, Inc. (b)	182,827	8,623,950
TrueBlue, Inc. (b)	193,372	5,259,718
Volt Information Sciences, Inc. (a)(b)	57,341	232,231
WageWorks, Inc. (b)	175,258	9,192,282
Willdan Group, Inc. (b)	32,802	687,858
		213,200,418
Road & Rail - 0.9%
AMERCO	29,540	10,161,760
ArcBest Corp.	116,882	3,868,794
Avis Budget Group, Inc. (a)(b)	313,221	14,151,325
Celadon Group, Inc. (a)	115,770	445,715
Covenant Transport Group, Inc. Class A (b)	52,825	1,363,942
Daseke, Inc. (a)(b)	186,635	1,877,548
Genesee & Wyoming, Inc. Class A (a)(b)	266,723	18,545,250
Heartland Express, Inc. (a)	226,325	4,417,864
Knight-Swift Transportation Holdings, Inc. Class A	552,917	26,628,483
Landstar System, Inc.	181,957	19,796,922
Marten Transport Ltd.	176,402	3,819,103
Old Dominion Freight Lines, Inc.	295,744	41,084,756
P.A.M. Transportation Services, Inc. (b)	12,026	415,017
Patriot Transportation Holding, Inc. (b)	5,823	112,384
Roadrunner Transportation Systems, Inc. (b)	119,733	458,577
Ryder System, Inc.	228,598	16,543,637
Saia, Inc. (b)	114,875	8,345,669
Schneider National, Inc. Class B (a)	132,107	3,416,287
U.S.A. Truck, Inc. (b)	31,657	809,153
Universal Logistics Holdings, Inc.	36,649	809,943
Werner Enterprises, Inc. (a)	192,509	7,170,960
YRC Worldwide, Inc. (b)	143,374	1,250,221
		185,493,310
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (b)	740	11,100
Air Lease Corp. Class A	411,432	17,967,235
Aircastle Ltd.	248,136	4,833,689
Applied Industrial Technologies, Inc.	170,883	12,030,163
Beacon Roofing Supply, Inc. (b)	297,548	15,743,265
BlueLinx Corp. (b)	35,372	534,825
BMC Stock Holdings, Inc. (b)	269,547	5,054,006
CAI International, Inc. (b)	69,862	1,411,212
DXP Enterprises, Inc. (b)	67,444	2,005,785
EnviroStar, Inc. (a)	8,419	290,456
GATX Corp.	167,377	11,538,970
General Finance Corp. (b)	1,148	8,093
H&E Equipment Services, Inc.	137,617	5,186,785
HD Supply Holdings, Inc. (b)	811,072	29,401,360
Herc Holdings, Inc. (b)	123,012	8,021,613
Houston Wire & Cable Co. (b)	69,133	480,474
Huttig Building Products, Inc. (a)(b)	74,305	382,671
Kaman Corp.	123,042	7,532,631
Lawson Products, Inc. (b)	23,255	545,330
MRC Global, Inc. (b)	424,109	7,010,522
MSC Industrial Direct Co., Inc. Class A	191,970	16,793,536
Nexeo Solutions, Inc. (b)	267,934	2,489,107
Now, Inc. (a)(b)	469,634	4,456,827
Rush Enterprises, Inc. Class A (b)	149,998	6,376,415
SiteOne Landscape Supply, Inc. (a)(b)	175,170	12,058,703
Titan Machinery, Inc. (a)(b)	86,033	1,715,498
Transcat, Inc. (b)	4,785	75,125
Triton International Ltd.	203,270	5,797,260
Univar, Inc. (b)	502,002	14,462,678
Veritiv Corp. (a)(b)	49,470	1,199,648
Watsco, Inc.	132,532	21,916,817
WESCO International, Inc. (b)	206,108	12,830,223
Willis Lease Finance Corp. (b)	19,324	527,545
		230,689,567
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	341,680	13,838,040
SEACOR Marine Holdings, Inc. (a)	70,798	1,197,902
		15,035,942

TOTAL INDUSTRIALS		2,840,741,675

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.6%
ADTRAN, Inc.	213,624	3,343,216
Aerohive Networks, Inc. (a)(b)	133,582	559,709
Applied Optoelectronics, Inc. (a)(b)	84,145	2,350,170
Arista Networks, Inc. (b)	204,500	55,161,830
Arris International PLC (b)	773,261	19,718,156
Aviat Networks, Inc. (b)	18,281	306,572
Black Box Corp.	75,745	151,490
CalAmp Corp. (b)	157,687	3,689,876
Calix Networks, Inc. (b)	184,979	1,211,612
Carvana Co. Class A (a)	74,689	1,496,768
Ciena Corp. (a)(b)	619,880	14,362,620
Clearfield, Inc. (a)(b)	45,932	620,082
ClearOne, Inc.	17,545	140,360
CommScope Holding Co., Inc. (b)	846,108	32,752,841
Communications Systems, Inc.	9,294	31,693
Comtech Telecommunications Corp.	104,409	2,307,439
Dasan Zhone Solutions, Inc. (b)	16,898	182,329
Digi International, Inc. (b)	109,744	1,146,825
EchoStar Holding Corp. Class A (b)	217,069	12,594,343
EMCORE Corp. (b)	119,065	631,045
Extreme Networks, Inc. (b)	506,123	5,774,863
Finisar Corp. (a)(b)	493,602	8,884,836
Harmonic, Inc. (b)	354,615	1,072,710
Infinera Corp. (a)(b)	641,831	6,386,218
InterDigital, Inc.	153,242	11,002,776
KVH Industries, Inc. (b)	54,401	554,890
Lantronix, Inc. (b)	2,994	7,006
Lumentum Holdings, Inc. (a)(b)	270,512	16,501,232
NETGEAR, Inc. (a)(b)	139,140	7,757,055
NetScout Systems, Inc. (a)(b)	384,748	10,215,059
Network-1 Security Solutions, Inc.	45,735	118,911
Oclaro, Inc. (a)(b)	733,188	5,256,958
Optical Cable Corp. (b)	11,466	27,518
Palo Alto Networks, Inc. (b)	401,769	69,654,692
Parkervision, Inc. (a)(b)	61,411	50,357
PC-Tel, Inc.	66,388	465,380
Plantronics, Inc.	152,688	8,251,260
Quantenna Communications, Inc. (a)(b)	87,200	1,199,000
Relm Wireless Corp.	69,394	246,349
Resonant, Inc. (a)(b)	27,972	111,888
Sonus Networks, Inc. (b)	234,277	1,518,115
Technical Communications Corp. (b)	2,835	21,971
Tessco Technologies, Inc.	22,372	495,540
Ubiquiti Networks, Inc. (a)(b)	101,202	6,436,447
ViaSat, Inc. (a)(b)	237,802	16,596,202
Viavi Solutions, Inc. (b)	994,806	9,570,034
Westell Technologies, Inc. Class A (b)	37,506	121,519
xG Technology, Inc. (a)(b)	3,437	4,881
		341,062,643
Electronic Equipment & Components - 3.4%
ADDvantage Technologies Group, Inc. (b)	11,928	15,626
Akoustis Technologies, Inc. (a)(b)	45,754	263,543
Anixter International, Inc. (b)	129,093	9,752,976
Applied DNA Sciences, Inc. (a)(b)	85,045	123,315
Arrow Electronics, Inc. (b)	376,939	30,750,684
Avnet, Inc.	508,522	21,713,889
AVX Corp.	233,323	4,036,488
Badger Meter, Inc.	128,072	6,096,227
Bel Fuse, Inc. Class B (non-vtg.)	44,160	763,968
Belden, Inc. (a)	185,976	13,526,034
Benchmark Electronics, Inc.	225,726	6,771,780
Cardtronics PLC (b)	198,745	4,447,913
CDW Corp.	666,920	48,638,476
ClearSign Combustion Corp. (a)(b)	63,125	142,031
Cognex Corp.	752,952	40,441,052
Coherent, Inc. (a)(b)	107,707	22,527,996
Control4 Corp. (b)	85,484	2,055,035
CTS Corp.	140,891	3,620,899
CUI Global, Inc. (a)(b)	87,433	249,184
Daktronics, Inc.	173,183	1,543,061
Data I/O Corp. (b)	25,864	211,568
Dell Technologies, Inc. (b)	885,871	65,811,357
Digital Ally, Inc. (a)(b)	15,000	38,250
Dolby Laboratories, Inc. Class A	259,973	16,781,257
DPW Holdings, Inc. (a)(b)	73,169	109,754
Dynasil Corp. of America (b)	9,408	11,760
Echelon Corp. (b)	10,844	51,075
Electro Scientific Industries, Inc. (a)(b)	147,096	2,637,431
eMagin Corp. (a)(b)	60,537	90,806
ePlus, Inc. (b)	62,413	4,777,715
Fabrinet (a)	169,751	5,117,993
FARO Technologies, Inc. (b)	72,512	4,303,587
Fitbit, Inc. (a)(b)	784,586	3,750,321
Frequency Electronics, Inc. (b)	18,354	169,591
I. D. Systems Inc. (b)	43,008	314,388
Identiv, Inc. (b)	39,930	154,529
IEC Electronics Corp. (b)	18,101	76,386
II-VI, Inc. (a)(b)	237,086	9,127,811
Image Sensing Systems, Inc. (b)	9,763	28,801
Insight Enterprises, Inc. (b)	156,429	5,464,065
Intellicheck, Inc. (a)(b)	10,716	27,433
IntriCon Corp. (b)	8,644	160,778
IPG Photonics Corp. (b)	163,377	40,131,926
Iteris, Inc. (a)(b)	124,948	695,960
Itron, Inc. (b)	150,507	10,535,490
Jabil, Inc.	773,220	20,946,530
KEMET Corp. (b)	214,730	3,860,845
KEY Tronic Corp. (b)	23,864	171,344
Keysight Technologies, Inc. (b)	813,324	38,234,361
Kimball Electronics, Inc. (b)	122,862	2,131,656
Knowles Corp. (a)(b)	397,367	5,737,979
LGL Group, Inc. (b)	5,265	28,431
LightPath Technologies, Inc. Class A (a)(b)	76,597	163,152
Littelfuse, Inc.	108,302	22,472,665
LRAD Corp. (b)	77,211	166,776
Luna Innovations, Inc. (b)	137,097	364,678
Maxwell Technologies, Inc. (a)(b)	125,294	712,923
Mesa Laboratories, Inc.	15,120	1,980,720
Methode Electronics, Inc. Class A	168,150	6,633,518
MicroVision, Inc. (a)(b)	347,500	382,250
MTS Systems Corp. (a)	77,902	3,813,303
Napco Security Technolgies, Inc. (b)	36,465	368,297
National Instruments Corp.	473,206	23,925,295
Neonode, Inc. (a)(b)	121,979	59,782
NetList, Inc. (a)(b)	140,493	41,516
Novanta, Inc. (b)	142,511	7,959,239
OSI Systems, Inc. (b)	73,067	4,613,450
Par Technology Corp. (b)	27,309	301,491
Park Electrochemical Corp.	84,819	1,443,619
PC Connection, Inc.	76,692	1,904,262
PC Mall, Inc. (a)(b)	33,187	235,628
Perceptron, Inc. (b)	33,349	305,143
Plexus Corp. (b)	155,046	9,352,375
RadiSys Corp. (a)(b)	140,804	121,091
Research Frontiers, Inc. (a)(b)	71,977	66,939
RF Industries Ltd.	13,982	44,043
Richardson Electronics Ltd.	36,856	295,954
Rogers Corp. (b)	80,748	11,088,315
Sanmina Corp. (b)	318,204	8,766,520
ScanSource, Inc. (b)	112,049	3,669,605
Sigmatron International, Inc. (b)	11,463	81,387
Superconductor Technologies, Inc. (a)(b)	28,045	33,654
SYNNEX Corp.	128,283	15,862,193
Systemax, Inc.	60,715	1,734,628
Tech Data Corp. (b)	151,995	15,707,163
Trimble, Inc. (b)	1,099,740	41,713,138
TTM Technologies, Inc. (a)(b)	403,944	6,527,735
Universal Display Corp. (a)	182,658	23,709,008
VeriFone Systems, Inc. (b)	501,200	8,319,920
Vishay Intertechnology, Inc.	581,346	10,696,766
Vishay Precision Group, Inc. (b)	49,281	1,475,966
Wayside Technology Group, Inc.	13,442	188,188
Wireless Telecom Group, Inc. (b)	35,461	74,113
Zebra Technologies Corp. Class A (b)	230,610	31,856,465
		728,404,228
Internet Software & Services - 2.9%
2U, Inc. (a)(b)	226,144	18,720,200
Alarm.com Holdings, Inc. (a)(b)	109,154	3,944,280
Amber Road, Inc. (b)	59,273	539,384
ANGI Homeservices, Inc. Class A (a)(b)	238,590	3,528,746
AppFolio, Inc. (b)	48,668	1,951,587
Apptio, Inc. Class A (b)	37,569	1,085,744
Autoweb, Inc. (b)	47,015	331,926
Benefitfocus, Inc. (a)(b)	103,236	2,498,311
BlackLine, Inc. (a)(b)	130,609	5,746,796
Blucora, Inc. (b)	212,805	4,958,357
Box, Inc. Class A (a)(b)	536,583	12,910,187
Bridgeline Digital, Inc. (a)(b)	970	1,785
Brightcove, Inc. (b)	145,383	995,874
BroadVision, Inc. (b)	7,417	20,768
Carbonite, Inc. (a)(b)	99,504	2,801,038
Care.com, Inc. (b)	70,954	1,268,658
CarGurus, Inc. Class A (a)	44,814	1,446,596
ChannelAdvisor Corp. (b)	104,787	927,365
Cloudera, Inc.	355,227	6,767,074
CommerceHub, Inc.:
Series A (a)(b)	53,243	1,055,276
Series C (b)	122,837	2,340,045
Cornerstone OnDemand, Inc. (b)	231,027	9,472,107
CoStar Group, Inc. (b)	157,457	53,870,763
Coupa Software, Inc. (a)(b)	113,776	5,074,410
Determine, Inc. (a)(b)	72,810	111,399
DHI Group, Inc. (b)	207,864	342,976
eGain Communications Corp. (b)	49,320	382,230
Endurance International Group Holdings, Inc. (a)(b)	330,404	2,411,949
Envestnet, Inc. (b)	192,768	10,621,517
Etsy, Inc. (b)	491,863	12,449,053
Five9, Inc. (b)	238,014	7,226,105
GlowPoint, Inc. (a)(b)	321,954	88,827
GoDaddy, Inc. (b)	446,545	26,707,856
Gogo, Inc. (a)(b)	269,962	2,451,255
GrubHub, Inc. (a)(b)	377,700	37,547,157
GTT Communications, Inc. (a)(b)	144,172	7,439,275
Hortonworks, Inc. (b)	213,426	3,837,399
IAC/InterActiveCorp (b)	331,141	49,310,206
Instructure, Inc. (b)	85,826	3,724,848
Internap Network Services Corp. (a)(b)	60,871	792,540
Inuvo, Inc. (a)(b)	97,208	84,552
iPass, Inc. (b)	412,177	167,014
Issuer Direct Corp.	35,897	667,684
Izea, Inc. (a)(b)	24,901	89,146
j2 Global, Inc.	213,118	15,774,994
Leaf Group Ltd. (b)	42,441	326,796
Limelight Networks, Inc. (b)	392,986	1,587,663
Liquidity Services, Inc. (b)	96,138	658,545
LivePerson, Inc. (b)	236,704	3,420,373
LogMeIn, Inc.	229,690	26,540,680
Marchex, Inc. Class B	112,959	361,469
Marin Software, Inc. (b)	11,020	85,956
Match Group, Inc. (a)(b)	262,910	10,529,546
MeetMe, Inc. (a)(b)	309,415	810,667
MINDBODY, Inc. (a)(b)	130,876	4,665,729
MongoDB, Inc. Class A	42,533	1,369,988
MuleSoft, Inc. Class A (a)	205,431	6,343,709
Net Element International, Inc. (a)(b)	15,898	92,685
New Relic, Inc. (b)	185,854	13,340,600
NIC, Inc.	282,210	3,809,835
Nutanix, Inc. Class A (a)(b)	257,694	9,392,946
Okta, Inc. (a)	178,155	6,875,001
Ominto, Inc. (a)(b)	33,150	111,716
Pandora Media, Inc. (a)(b)	1,083,008	4,776,065
Professional Diversity Network, Inc. (a)(b)	5,792	20,098
Q2 Holdings, Inc. (b)	149,483	6,808,951
QuinStreet, Inc. (b)	158,196	2,077,113
Qumu Corp. (b)	84,064	160,562
Quotient Technology, Inc. (a)(b)	329,193	4,328,888
Reis, Inc.	36,313	699,025
Remark Holdings, Inc. (a)(b)	71,854	537,468
SecureWorks Corp. (a)(b)	52,243	515,638
ShotSpotter, Inc. (a)	15,219	280,334
Shutterstock, Inc. (a)(b)	84,939	4,268,185
SPS Commerce, Inc. (b)	75,905	4,555,818
Stamps.com, Inc. (a)(b)	71,497	13,659,502
Support.com, Inc. (b)	55,905	153,180
Synacor, Inc. (b)	121,700	243,400
TechTarget, Inc. (b)	66,813	1,154,529
Telaria, Inc. (b)	117,265	451,470
The Trade Desk, Inc. (a)(b)	84,735	4,767,191
Tintri, Inc. (a)	35,517	173,678
Travelzoo, Inc. (b)	32,602	208,653
TrueCar, Inc. (b)	349,832	3,879,637
Twilio, Inc. Class A (a)(b)	304,436	10,399,534
Twitter, Inc. (a)(b)	2,819,887	89,841,600
Veritone, Inc. (a)	26,779	373,567
Web.com Group, Inc. (a)(b)	229,327	4,127,886
WPCS International, Inc. (a)(b)	9,975	22,045
XO Group, Inc. (b)	113,629	2,189,631
Yelp, Inc. (b)	332,358	14,477,514
Yext, Inc. (a)	66,767	847,941
Zillow Group, Inc.:
Class A (a)(b)	235,990	11,218,965
Class C (a)(b)	430,697	20,531,326
		622,558,557
IT Services - 3.6%
Acxiom Corp. (b)	352,678	9,652,797
ALJ Regional Holdings, Inc. (b)	9,858	22,871
Blackhawk Network Holdings, Inc. (b)	248,952	11,140,602
Booz Allen Hamilton Holding Corp. Class A	629,696	23,884,369
Broadridge Financial Solutions, Inc.	504,869	50,678,750
CACI International, Inc. Class A (b)	108,749	16,209,038
Cass Information Systems, Inc.	43,676	2,557,667
Computer Task Group, Inc. (b)	44,089	351,389
Conduent, Inc. (b)	870,380	16,450,182
Convergys Corp. (a)	405,145	9,403,415
CoreLogic, Inc. (a)(b)	362,718	16,503,669
CSG Systems International, Inc.	151,676	7,080,236
CSP, Inc.	3,555	41,736
DST Systems, Inc.	260,502	21,665,951
Edgewater Technology, Inc. (b)	28,583	188,934
EPAM Systems, Inc. (b)	219,521	24,832,216
Euronet Worldwide, Inc. (a)(b)	230,624	19,573,059
Everi Holdings, Inc. (b)	288,895	2,152,268
EVERTEC, Inc. (a)	265,835	4,306,527
ExlService Holdings, Inc. (b)	155,709	8,878,527
First Data Corp. Class A (b)	1,905,068	29,757,162
FleetCor Technologies, Inc. (b)	390,303	78,033,279
Genpact Ltd.	666,489	20,907,760
Hackett Group, Inc.	109,633	1,976,683
Helios and Matheson Analytics, Inc. (a)(b)	64,059	304,921
Information Services Group, Inc. (b)	108,930	459,685
Innodata, Inc. (b)	58,124	67,424
Jack Henry & Associates, Inc.	335,151	39,313,212
Leidos Holdings, Inc.	617,709	39,107,157
ManTech International Corp. Class A	116,151	6,547,432
Mattersight Corp. (b)	47,315	111,190
Maximus, Inc.	282,086	18,894,120
ModusLink Global Solutions, Inc. (a)(b)	126,815	298,015
MoneyGram International, Inc. (b)	122,493	1,314,350
Perficient, Inc. (b)	156,395	3,045,011
PFSweb, Inc. (b)	60,946	436,373
Presidio, Inc. (a)	136,731	1,999,007
PRG-Schultz International, Inc. (b)	115,194	863,955
Sabre Corp. (a)	894,061	20,536,581
Science Applications International Corp.	189,229	13,698,287
ServiceSource International, Inc. (b)	263,840	965,654
Square, Inc. (a)(b)	1,173,049	54,018,906
StarTek, Inc. (b)	46,338	500,450
Sykes Enterprises, Inc. (b)	182,449	5,301,968
Syntel, Inc. (a)(b)	175,574	4,714,162
Teradata Corp. (a)(b)	523,198	19,264,150
Travelport Worldwide Ltd.	565,401	8,056,964
Ttec Holdings, Inc.	72,337	2,578,814
Unisys Corp. (a)(b)	234,063	2,621,506
Virtusa Corp. (b)	123,714	5,903,632
WEX, Inc. (b)	172,559	25,806,198
WidePoint Corp. (a)(b)	269,166	123,816
Worldpay, Inc. (b)	1,290,665	104,905,251
		758,007,278
Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc. (a)(b)	84,057	3,253,006
Adesto Technologies Corp. (b)	48,935	315,631
Advanced Energy Industries, Inc. (b)	173,626	11,514,876
AEHR Test Systems (a)(b)	79,166	181,290
Alpha & Omega Semiconductor Ltd. (b)	85,665	1,316,671
Amkor Technology, Inc. (b)	574,885	5,777,594
Amtech Systems, Inc. (b)	54,052	410,255
Aquantia Corp. (a)(b)	11,069	152,752
Axcelis Technologies, Inc. (b)	136,897	3,347,132
AXT, Inc. (a)(b)	166,392	1,243,780
Brooks Automation, Inc.	309,179	8,258,171
Cabot Microelectronics Corp.	112,529	11,466,705
Cavium, Inc. (b)	301,103	26,810,211
Ceva, Inc. (b)	96,147	3,533,402
Cirrus Logic, Inc. (b)	278,826	12,354,780
Cohu, Inc.	124,418	2,492,093
Cree, Inc. (a)(b)	430,758	16,295,575
CVD Equipment Corp. (a)(b)	12,898	113,631
CyberOptics Corp. (a)(b)	32,417	531,639
Cypress Semiconductor Corp.	1,445,132	25,246,456
Diodes, Inc. (b)	175,145	5,271,865
DSP Group, Inc. (b)	100,061	1,215,741
Entegris, Inc.	624,256	20,725,299
Experi Corp.	219,637	4,842,996
First Solar, Inc. (b)	355,630	22,351,346
FormFactor, Inc. (b)	335,308	4,392,535
GSI Technology, Inc. (b)	65,735	496,957
Ichor Holdings Ltd. (a)(b)	77,562	2,004,202
Impinj, Inc. (a)(b)	78,484	999,886
Inphi Corp. (a)(b)	183,601	5,094,928
Integrated Device Technology, Inc. (a)(b)	583,008	17,688,463
Intermolecular, Inc. (b)	45,789	66,394
Intest Corp. (b)	34,005	261,839
Kopin Corp. (a)(b)	265,387	812,084
Kulicke & Soffa Industries, Inc. (b)	322,075	7,504,348
Lattice Semiconductor Corp. (b)	557,001	3,347,576
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	178,869	3,817,064
Marvell Technology Group Ltd.	1,862,119	43,741,175
Maxim Integrated Products, Inc.	1,225,535	74,684,103
MaxLinear, Inc. Class A (a)(b)	267,497	6,080,207
Microsemi Corp. (b)	510,128	33,107,307
MKS Instruments, Inc.	236,952	26,384,605
Monolithic Power Systems, Inc.	168,144	19,682,937
MoSys, Inc. (b)	16,576	23,538
Nanometrics, Inc. (b)	114,026	3,009,146
NeoPhotonics Corp. (a)(b)	134,183	814,491
NVE Corp.	22,496	1,563,697
ON Semiconductor Corp. (b)	1,836,419	43,927,142
PDF Solutions, Inc. (a)(b)	125,323	1,396,098
Photronics, Inc. (b)	325,040	2,535,312
Pixelworks, Inc. (b)	116,018	510,479
Power Integrations, Inc.	133,482	8,969,990
QuickLogic Corp. (a)(b)	369,431	594,784
Rambus, Inc. (a)(b)	500,137	6,356,741
Rubicon Technology, Inc. (b)	8,619	62,143
Rudolph Technologies, Inc. (b)	151,615	4,025,378
Semtech Corp. (b)	294,874	9,922,510
Sigma Designs, Inc. (b)	171,877	1,031,262
Silicon Laboratories, Inc. (b)	185,619	17,355,377
SMART Global Holdings, Inc.	25,016	868,556
SolarEdge Technologies, Inc. (a)(b)	160,009	8,008,450
SunPower Corp. (a)(b)	261,809	1,856,226
Synaptics, Inc. (a)(b)	152,288	7,076,823
Teradyne, Inc.	855,273	38,829,394
Ultra Clean Holdings, Inc. (a)(b)	167,517	3,226,377
Veeco Instruments, Inc. (a)(b)	215,377	3,909,093
Versum Materials, Inc.	475,479	17,602,233
Xcerra Corp. (b)	232,794	2,327,940
		624,992,687
Software - 5.0%
8x8, Inc. (b)	410,878	7,498,524
A10 Networks, Inc. (b)	208,779	1,311,132
ACI Worldwide, Inc. (b)	520,908	12,319,474
Agilysys, Inc. (b)	66,316	740,750
Altair Engineering, Inc. Class A (b)	95,779	2,520,903
American Software, Inc. Class A	107,380	1,335,807
Appian Corp. Class A (a)	48,671	1,316,064
Aspen Technology, Inc. (b)	314,763	24,324,885
Asure Software, Inc. (a)(b)	45,600	649,800
Aware, Inc. (b)	24,496	101,658
Black Knight, Inc. (b)	490,927	23,392,672
Blackbaud, Inc.	211,453	21,678,162
Bottomline Technologies, Inc. (b)	161,367	6,128,719
BSQUARE Corp. (b)	35,898	131,028
Callidus Software, Inc. (b)	301,934	10,839,431
CDK Global, Inc.	566,462	38,904,610
CommVault Systems, Inc. (b)	189,332	9,854,731
Datawatch Corp. (b)	55,025	514,484
Digimarc Corp. (a)(b)	49,238	1,275,264
Digital Turbine, Inc. (a)(b)	162,229	365,015
Document Security Systems, Inc. (a)(b)	20,445	22,490
Ebix, Inc.	97,592	8,192,848
Ellie Mae, Inc. (a)(b)	151,578	13,440,421
Everbridge, Inc. (a)(b)	72,030	2,298,477
Evolving Systems, Inc. (b)	27,515	149,957
Fair Isaac Corp.	131,581	22,360,875
Finjan Holdings, Inc. (a)(b)	51,830	148,234
FireEye, Inc. (a)(b)	773,070	12,825,231
Forescout Technologies, Inc. (a)(b)	31,195	928,987
Fortinet, Inc. (b)	651,073	32,859,654
Globalscape, Inc.	29,423	102,392
Glu Mobile, Inc. (b)	469,639	1,742,361
GSE Systems, Inc. (b)	33,148	111,046
Guidewire Software, Inc. (a)(b)	330,952	26,582,065
HubSpot, Inc. (a)(b)	150,615	16,725,796
Imperva, Inc. (b)	142,946	6,668,431
Inseego Corp. (a)(b)	164,641	307,879
Majesco (b)	52,545	283,743
MAM Software Group, Inc. (b)	1,188	9,005
Manhattan Associates, Inc. (a)(b)	302,968	12,754,953
MicroStrategy, Inc. Class A (b)	41,918	5,364,666
Mitek Systems, Inc. (b)	143,423	1,097,186
MobileIron, Inc. (b)	232,155	1,114,344
Model N, Inc. (b)	101,356	1,733,188
Monotype Imaging Holdings, Inc.	186,670	4,498,747
NetSol Technologies, Inc. (b)	37,185	176,629
Nuance Communications, Inc. (b)	1,161,938	18,660,724
NXT-ID, Inc. (a)(b)	61,104	150,927
Parametric Technology Corp. (b)	500,926	36,948,302
Park City Group, Inc. (a)(b)	65,748	680,492
Paycom Software, Inc. (a)(b)	208,990	20,673,291
Paylocity Holding Corp. (a)(b)	120,332	5,627,928
Pegasystems, Inc.	160,353	9,300,474
Progress Software Corp.	208,266	9,761,427
Proofpoint, Inc. (b)	198,535	21,276,996
PROS Holdings, Inc. (a)(b)	119,895	3,758,708
QAD, Inc.:
Class A	27,311	1,228,995
Class B	24,367	847,972
Qualys, Inc. (b)	139,869	10,357,299
Rapid7, Inc. (b)	93,620	2,472,504
RealNetworks, Inc. (b)	90,666	252,051
RealPage, Inc. (b)	260,377	13,604,698
RingCentral, Inc. (a)(b)	283,227	17,744,172
Rosetta Stone, Inc. (b)	76,625	1,048,996
SeaChange International, Inc. (b)	126,310	389,035
ServiceNow, Inc. (b)	752,153	121,104,155
SITO Mobile Ltd. (a)(b)	75,644	394,105
Smith Micro Software, Inc. (a)(b)	33,232	71,781
Snap, Inc. Class A (a)(b)	1,030,776	17,853,040
Sonic Foundry, Inc. (a)(b)	57,013	133,981
Splunk, Inc. (b)	608,701	56,730,933
SS&C Technologies Holdings, Inc.	749,638	37,122,074
Synchronoss Technologies, Inc. (a)(b)	187,568	1,751,885
Tableau Software, Inc. (b)	274,175	22,391,872
Take-Two Interactive Software, Inc. (b)	496,850	55,582,610
TeleNav, Inc. (b)	140,738	767,022
The Rubicon Project, Inc. (b)	165,320	266,165
TiVo Corp.	536,011	8,040,165
Tyler Technologies, Inc. (a)(b)	151,625	30,796,554
Ultimate Software Group, Inc. (a)(b)	122,850	29,294,811
Upland Software, Inc. (b)	49,341	1,177,276
Varonis Systems, Inc. (b)	87,494	4,912,788
Vasco Data Security International, Inc. (b)	142,853	1,721,379
Verint Systems, Inc. (b)	279,739	10,881,847
VirnetX Holding Corp. (a)(b)	229,099	882,031
VMware, Inc. Class A (a)(b)	294,915	38,855,051
Workday, Inc. Class A (a)(b)	584,729	74,067,622
Workiva, Inc. (b)	105,864	2,408,406
Zedge, Inc. (b)	23,011	75,936
Zendesk, Inc. (b)	440,398	19,016,386
Zix Corp. (b)	279,934	1,133,733
Zynga, Inc. (b)	3,445,768	11,922,357
		1,061,843,674
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	500,415	4,753,943
Astro-Med, Inc.	83,410	1,121,865
Avid Technology, Inc. (a)(b)	153,041	733,066
Concurrent Computer Corp.	30,661	164,036
CPI Card Group (a)	14,431	36,799
Cray, Inc. (b)	180,540	3,935,772
Diebold Nixdorf, Inc. (a)	324,176	5,089,563
Eastman Kodak Co. (a)(b)	162,328	852,222
Electronics for Imaging, Inc. (b)	200,011	5,478,301
Everspin Technologies, Inc. (a)(b)	23,347	179,538
Immersion Corp. (a)(b)	128,551	1,489,906
InfoSonics Corp. (a)(b)	8,388	12,414
Intevac, Inc. (b)	82,658	500,081
ITUS Corp. (a)(b)	62,373	205,207
NCR Corp. (a)(b)	528,783	17,449,839
Pure Storage, Inc. Class A (a)(b)	496,294	10,754,691
Qualstar Corp. (a)(b)	11,989	114,495
Quantum Corp. (a)(b)	142,708	522,311
Super Micro Computer, Inc. (a)(b)	168,100	3,042,610
Transact Technologies, Inc.	28,331	392,384
U.S.A. Technologies, Inc. (a)(b)	214,765	1,750,335
Xplore Technologies Corp. (a)(b)	14,878	45,675
		58,625,053

TOTAL INFORMATION TECHNOLOGY		4,195,494,120

MATERIALS - 5.3%
Chemicals - 2.5%
A. Schulman, Inc.	132,201	5,797,014
Advanced Emissions Solutions, Inc. (a)	87,173	840,348
AdvanSix, Inc. (b)	135,795	5,615,123
AgroFresh Solutions, Inc. (a)(b)	117,138	906,648
American Vanguard Corp.	114,501	2,232,770
Ashland Global Holdings, Inc.	270,600	19,163,892
Axalta Coating Systems Ltd. (b)	949,929	29,257,813
Balchem Corp.	143,958	10,832,840
Cabot Corp.	272,744	16,413,734
Calgon Carbon Corp.	227,771	4,840,134
Celanese Corp. Class A	589,019	59,408,456
Chase Corp.	32,113	3,339,752
Codexis, Inc. (a)(b)	168,410	1,608,316
Core Molding Technologies, Inc.	30,292	551,314
Ferro Corp. (b)	370,398	7,922,813
Flotek Industries, Inc. (a)(b)	269,684	1,604,620
FutureFuel Corp.	104,409	1,251,864
H.B. Fuller Co.	222,503	11,211,926
Hawkins, Inc.	43,846	1,468,841
Huntsman Corp.	919,578	29,674,782
Ingevity Corp. (b)	185,743	13,914,008
Innophos Holdings, Inc.	85,582	3,556,788
Innospec, Inc.	107,399	6,975,565
Intrepid Potash, Inc. (a)(b)	459,412	1,520,654
KMG Chemicals, Inc.	51,368	3,080,539
Koppers Holdings, Inc. (b)	93,218	3,766,007
Kraton Performance Polymers, Inc. (b)	139,732	5,926,034
Kronos Worldwide, Inc.	100,083	2,146,780
LSB Industries, Inc. (a)(b)	92,483	690,848
MagneGas Corp. (b)	490	524
Marrone Bio Innovations, Inc. (a)(b)	53,732	59,643
Minerals Technologies, Inc.	157,600	10,827,120
NewMarket Corp.	41,139	17,192,399
Northern Technologies International Corp.	5,288	117,658
Olin Corp.	728,795	23,685,838
OMNOVA Solutions, Inc. (b)	193,743	1,956,804
Platform Specialty Products Corp. (b)	936,467	9,776,715
PolyOne Corp.	349,944	14,456,187
PQ Group Holdings, Inc.	144,283	1,933,392
Quaker Chemical Corp.	58,562	8,346,842
Rayonier Advanced Materials, Inc.	225,245	4,588,241
RPM International, Inc.	577,750	28,754,618
Senomyx, Inc. (a)(b)	176,669	210,236
Sensient Technologies Corp.	193,359	13,912,180
Stepan Co.	88,350	7,076,835
The Chemours Co. LLC	800,453	38,029,522
The Scotts Miracle-Gro Co. Class A (a)	178,745	16,058,451
Trecora Resources (b)	74,645	828,560
Tredegar Corp.	113,023	1,802,717
Trinseo SA	188,306	14,989,158
Tronox Ltd. Class A	402,095	7,350,297
Valhi, Inc.	98,806	562,206
Valvoline, Inc.	890,198	20,394,436
Venator Materials PLC	211,453	4,047,210
W.R. Grace & Co.	295,535	19,558,506
Westlake Chemical Corp.	154,512	16,727,469
Yield10 Bioscience, Inc. (b)	993	1,509
		538,765,496
Construction Materials - 0.2%
Eagle Materials, Inc.	210,396	21,087,991
Forterra, Inc. (b)	88,632	628,401
Foundation Building Materials, Inc. (a)	60,974	834,734
Summit Materials, Inc. (a)	482,728	15,268,687
Tecnoglass, Inc. (a)	22,937	209,415
U.S. Concrete, Inc. (a)(b)	68,699	4,997,852
United States Lime & Minerals, Inc.	10,256	730,330
		43,757,410
Containers & Packaging - 0.8%
Aptargroup, Inc.	272,524	24,369,096
Bemis Co., Inc.	401,223	17,689,922
Berry Global Group, Inc. (b)	564,623	30,715,491
Crown Holdings, Inc. (b)	575,250	28,670,460
Graphic Packaging Holding Co.	1,350,990	20,683,657
Greif, Inc.:
Class A	118,621	6,829,011
Class B	6,493	390,554
Myers Industries, Inc.	100,702	1,908,303
Owens-Illinois, Inc. (b)	713,511	15,383,297
Silgan Holdings, Inc.	326,594	9,291,599
Sonoco Products Co.	435,046	20,869,157
UFP Technologies, Inc. (b)	22,606	643,141
		177,443,688
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	1,383,470	7,138,705
Alcoa Corp. (b)	744,141	33,464,021
Allegheny Technologies, Inc. (a)(b)	548,542	14,212,723
Ampco-Pittsburgh Corp.	39,547	403,379
Atkore International Group, Inc. (b)	96,317	2,093,932
Carpenter Technology Corp.	204,311	10,407,602
Century Aluminum Co. (b)	216,529	4,124,877
Cliffs Natural Resources, Inc. (a)(b)	1,300,885	9,145,222
Coeur d'Alene Mines Corp. (a)(b)	825,703	6,316,628
Commercial Metals Co.	501,945	12,197,264
Compass Minerals International, Inc. (a)	148,547	8,957,384
Comstock Mining, Inc. (b)	44,796	13,887
Friedman Industries	19,700	119,382
General Moly, Inc. (b)	202,841	79,717
Gold Resource Corp.	259,015	1,054,191
Golden Minerals Co. (a)(b)	165,129	61,923
Haynes International, Inc.	55,379	2,303,766
Hecla Mining Co.	1,823,688	6,674,698
Kaiser Aluminum Corp.	73,281	7,355,214
Materion Corp.	90,512	4,561,805
McEwen Mining, Inc. (a)	1,104,650	2,154,068
Olympic Steel, Inc.	41,963	945,426
Paramount Gold Nevada Corp. (b)	22,744	28,885
Pershing Gold Corp. (a)(b)	69,048	150,525
Reliance Steel & Aluminum Co.	309,047	27,866,768
Royal Gold, Inc. (a)	289,569	23,388,488
Ryerson Holding Corp. (a)(b)	76,995	777,650
Schnitzer Steel Industries, Inc. Class A (a)	119,830	4,074,220
Solitario Exploration & Royalty Corp. (b)	57,827	30,648
Steel Dynamics, Inc.	1,032,111	47,735,134
SunCoke Energy, Inc. (b)	295,507	3,156,015
Synalloy Corp.	24,589	336,869
TimkenSteel Corp. (a)(b)	180,620	2,954,943
U.S. Antimony Corp. (b)	114,807	31,572
U.S. Gold Corp.	276	500
United States Steel Corp. (a)	761,916	33,150,965
Universal Stainless & Alloy Products, Inc. (b)	23,505	596,792
Worthington Industries, Inc.	199,405	8,821,677
		286,887,465
Paper & Forest Products - 0.4%
Boise Cascade Co.	171,188	6,898,876
Clearwater Paper Corp. (a)(b)	75,015	2,820,564
Domtar Corp.	277,198	12,407,382
Kapstone Paper & Packaging Corp.	382,762	13,354,566
Louisiana-Pacific Corp.	633,416	18,052,356
Mercer International, Inc. (SBI)	218,134	2,879,369
Neenah, Inc.	76,486	5,862,652
P.H. Glatfelter Co.	196,344	4,007,381
Resolute Forest Products (b)	399,433	3,235,407
Schweitzer-Mauduit International, Inc.	139,661	5,476,108
Verso Corp. (b)	146,878	2,576,240
		77,570,901

TOTAL MATERIALS		1,124,424,960

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust (SBI)	379,129	9,129,426
Agree Realty Corp.	136,319	6,420,625
Alexander & Baldwin, Inc.	284,997	6,267,084
Alexanders, Inc.	17,160	6,269,063
American Assets Trust, Inc.	183,522	5,821,318
American Campus Communities, Inc.	602,325	21,972,816
American Homes 4 Rent Class A	1,089,629	20,909,981
Apple Hospitality (REIT), Inc.	896,637	15,233,863
Armada Hoffler Properties, Inc.	205,517	2,688,162
Ashford Hospitality Prime, Inc.	140,879	1,211,559
Ashford Hospitality Trust, Inc.	392,393	2,162,085
Bluerock Residential Growth (REIT), Inc. (a)	99,613	750,086
Brandywine Realty Trust (SBI)	758,602	11,879,707
Brixmor Property Group, Inc.	1,333,510	20,722,745
BRT Realty Trust	19,147	199,895
Camden Property Trust (SBI)	400,190	31,899,145
CareTrust (REIT), Inc.	342,138	4,533,329
CatchMark Timber Trust, Inc.	209,362	2,738,455
CBL & Associates Properties, Inc. (a)	749,524	3,470,296
Cedar Realty Trust, Inc.	355,338	1,410,692
Chatham Lodging Trust	195,655	3,558,964
Chesapeake Lodging Trust	260,111	6,726,470
CIM Commercial Trust Corp.	63,757	1,000,985
City Office REIT, Inc.	155,160	1,557,806
Clipper Realty, Inc. (a)	59,208	526,951
Colony NorthStar, Inc.	2,347,701	18,265,114
Columbia Property Trust, Inc.	533,336	11,109,389
Community Healthcare Trust, Inc.	85,890	2,021,851
Condor Hospitality Trust, Inc.	253	2,578
CorEnergy Infrastructure Trust, Inc. (a)	54,615	1,959,040
CoreSite Realty Corp.	150,575	14,131,464
Corporate Office Properties Trust (SBI)	439,692	10,974,712
Corrections Corp. of America	519,234	10,794,875
Cousins Properties, Inc.	1,801,872	15,027,612
CubeSmart	796,149	21,344,755
CyrusOne, Inc.	401,180	20,018,882
DCT Industrial Trust, Inc.	402,784	22,294,094
DDR Corp.	1,323,905	10,326,459
DiamondRock Hospitality Co.	875,675	9,001,939
Douglas Emmett, Inc.	685,657	24,512,238
Easterly Government Properties, Inc.	182,955	3,483,463
EastGroup Properties, Inc.	153,161	12,410,636
Education Realty Trust, Inc.	331,935	10,336,456
Empire State Realty Trust, Inc.	572,025	9,644,342
EPR Properties	273,354	15,753,391
Equity Commonwealth (b)	529,516	15,578,361
Equity Lifestyle Properties, Inc.	381,293	32,261,201
Farmland Partners, Inc. (a)	138,179	1,039,106
First Industrial Realty Trust, Inc.	517,843	14,515,139
Forest City Realty Trust, Inc. Class A	1,162,290	24,721,908
Four Corners Property Trust, Inc.	285,265	6,264,419
Franklin Street Properties Corp.	501,603	4,057,968
Front Yard Residential Corp. Class B	242,358	2,542,335
Gaming & Leisure Properties	867,725	28,860,534
Getty Realty Corp.	151,343	3,571,695
Gladstone Commercial Corp.	120,539	2,038,314
Gladstone Land Corp. (a)	66,704	831,132
Global Medical REIT, Inc.	88,447	574,906
Global Net Lease, Inc.	302,208	4,726,533
Global Self Storage, Inc.	70,475	303,747
Government Properties Income Trust	448,891	6,158,785
Gramercy Property Trust	696,409	15,077,255
Healthcare Realty Trust, Inc.	545,003	14,469,830
Healthcare Trust of America, Inc.	893,070	22,192,790
Hersha Hospitality Trust	156,489	2,629,015
Highwoods Properties, Inc. (SBI)	440,192	18,932,658
Hospitality Properties Trust (SBI)	726,155	18,473,383
Hudson Pacific Properties, Inc.	662,816	20,925,101
Independence Realty Trust, Inc.	358,182	3,051,711
InfraReit, Inc.	171,970	3,205,521
Investors Real Estate Trust	543,680	2,528,112
Invitation Homes, Inc.	1,226,161	26,669,002
iStar Financial, Inc. (a)(b)	297,566	3,005,417
JBG SMITH Properties	412,054	13,453,563
Jernigan Capital, Inc. (a)	66,747	1,127,357
Kilroy Realty Corp.	422,033	28,740,447
Kite Realty Group Trust	379,543	5,746,281
Lamar Advertising Co. Class A	366,955	24,391,499
LaSalle Hotel Properties (SBI) (a)	491,738	12,062,333
Lexington Corporate Properties Trust	992,662	7,901,590
Liberty Property Trust (SBI)	633,650	24,877,099
Life Storage, Inc.	203,317	15,972,584
LTC Properties, Inc.	177,746	6,567,715
Mack-Cali Realty Corp.	396,996	6,705,262
MedEquities Realty Trust, Inc.	143,153	1,384,290
Medical Properties Trust, Inc.	1,584,903	19,430,911
Monmouth Real Estate Investment Corp. Class A	324,781	4,585,908
National Health Investors, Inc.	182,751	11,855,057
National Retail Properties, Inc.	671,278	24,998,393
National Storage Affiliates Trust	225,401	5,529,087
New Senior Investment Group, Inc.	367,840	2,972,147
NexPoint Residential Trust, Inc.	104,953	2,530,417
NorthStar Realty Europe Corp.	240,392	2,471,230
Omega Healthcare Investors, Inc. (a)	864,330	22,023,128
One Liberty Properties, Inc.	69,690	1,516,454
Outfront Media, Inc.	614,289	12,599,067
Paramount Group, Inc.	892,331	12,448,017
Park Hotels & Resorts, Inc.	693,876	18,033,837
Pebblebrook Hotel Trust (a)	298,039	10,136,306
Pennsylvania Real Estate Investment Trust (SBI)	312,388	3,261,331
Physicians Realty Trust	790,880	11,364,946
Piedmont Office Realty Trust, Inc. Class A	620,721	11,148,149
Potlatch Corp.	255,083	13,047,495
Power (REIT) (b)	1,227	7,485
Preferred Apartment Communities, Inc. Class A	157,449	2,193,265
PS Business Parks, Inc.	91,263	10,117,416
QTS Realty Trust, Inc. Class A	222,120	7,167,812
Quality Care Properties, Inc. (b)	407,304	5,046,497
RAIT Financial Trust	359,168	64,650
Ramco-Gershenson Properties Trust (SBI)	344,393	4,056,950
Rayonier, Inc.	570,556	19,393,198
Regional Health Properties, Inc. (b)	40,556	9,097
Retail Opportunity Investments Corp.	501,177	8,600,197
Retail Properties America, Inc.	1,007,557	12,050,382
Rexford Industrial Realty, Inc.	344,582	9,303,714
RLJ Lodging Trust	764,301	15,140,803
Ryman Hospitality Properties, Inc.	218,748	15,084,862
Sabra Health Care REIT, Inc.	784,378	13,240,301
Safety Income and Growth, Inc.	46,074	802,609
Saul Centers, Inc.	56,829	2,780,643
Select Income REIT	294,883	5,358,024
Senior Housing Properties Trust (SBI)	1,056,031	15,988,309
Seritage Growth Properties (a)	109,515	4,139,667
Sotherly Hotels, Inc.	42,144	255,814
Spirit Realty Capital, Inc.	1,994,146	15,554,339
Stag Industrial, Inc.	417,113	9,497,663
Store Capital Corp.	723,513	17,248,550
Summit Hotel Properties, Inc.	470,212	6,192,692
Sun Communities, Inc.	345,834	30,281,225
Sunstone Hotel Investors, Inc.	985,377	14,218,990
Tanger Factory Outlet Centers, Inc. (a)	419,841	9,370,851
Taubman Centers, Inc.	263,713	15,416,662
Terreno Realty Corp.	247,165	8,233,066
The GEO Group, Inc.	541,169	11,526,900
TIER REIT, Inc.	211,369	3,927,236
UMH Properties, Inc.	175,228	2,044,911
Uniti Group, Inc. (a)	723,988	11,113,216
Universal Health Realty Income Trust (SBI)	65,609	3,632,114
Urban Edge Properties	467,624	10,091,326
Urstadt Biddle Properties, Inc. Class A	138,313	2,423,244
VEREIT, Inc.	4,225,861	28,947,148
Washington Prime Group, Inc.	812,804	5,323,866
Washington REIT (SBI)	360,702	9,118,547
Weingarten Realty Investors (SBI)	535,524	14,528,766
Wheeler REIT, Inc. (a)	34,375	172,563
Whitestone REIT Class B	165,726	2,045,059
WP Carey, Inc.	468,771	28,088,758
Xenia Hotels & Resorts, Inc.	466,605	9,178,120
		1,489,540,083
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,472	163,152
Altisource Portfolio Solutions SA (a)(b)	53,097	1,412,380
American Realty Investments, Inc. (b)	2,022	27,014
Boston Omaha Corp. (a)	27,271	681,230
Consolidated-Tomoka Land Co. (a)	23,055	1,427,796
Forestar Group, Inc. (a)(b)	48,268	1,192,220
FRP Holdings, Inc. (b)	24,947	1,303,481
Griffin Industrial Realty, Inc.	7,963	289,535
HFF, Inc.	157,657	7,198,619
Howard Hughes Corp. (b)	166,858	21,389,527
InterGroup Corp. (b)	845	18,886
J.W. Mays, Inc. (b)	15	533
Jones Lang LaSalle, Inc.	194,865	31,297,268
Kennedy-Wilson Holdings, Inc.	578,493	9,458,361
Marcus & Millichap, Inc. (a)(b)	70,870	2,218,231
Maui Land & Pineapple, Inc. (a)(b)	30,432	337,795
RE/MAX Holdings, Inc.	76,810	4,247,593
Realogy Holdings Corp. (a)	579,468	14,805,407
Redfin Corp. (a)	46,271	952,720
Stratus Properties, Inc.	12,801	380,190
Tejon Ranch Co. (b)	80,362	1,780,018
The St. Joe Co. (a)(b)	312,153	5,493,893
Transcontinental Realty Investors, Inc. (a)(b)	1,510	45,119
Trinity Place Holdings, Inc. (b)	36,952	221,712
		106,342,680

TOTAL REAL ESTATE		1,595,882,763

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (b)	196,814	415,278
Altice U.S.A., Inc. Class A (a)	287,102	5,225,256
Atlantic Tele-Network, Inc.	49,121	2,942,348
Bandwidth, Inc. (a)(b)	13,907	381,747
Cincinnati Bell, Inc. (a)(b)	192,042	3,101,478
Cogent Communications Group, Inc.	183,493	7,862,675
Consolidated Communications Holdings, Inc. (a)	286,426	3,311,085
Frontier Communications Corp. (a)	345,068	2,425,828
Fusion Telecommunications International (a)(b)	101,759	296,119
Gci Liberty, Inc. Class A (b)	118,168	4,543,560
Globalstar, Inc. (a)(b)	1,890,637	1,797,240
Hawaiian Telcom Holdco, Inc. (b)	49,966	1,407,542
IDT Corp. Class B	79,718	962,993
Iridium Communications, Inc. (a)(b)	364,703	4,267,025
Ooma, Inc. (a)(b)	86,590	922,184
ORBCOMM, Inc. (b)	318,602	3,313,461
Pareteum Corp. (a)(b)	180,419	411,355
PDVWireless, Inc. (a)(b)	45,934	1,479,075
Verizon Communications, Inc.	118,964	5,679,341
Vonage Holdings Corp. (b)	926,109	9,400,006
WideOpenWest, Inc. (a)	83,341	805,074
Windstream Holdings, Inc. (a)	848,877	1,341,226
Zayo Group Holdings, Inc. (a)(b)	801,685	28,740,407
		91,032,303
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (a)(b)	21,048	192,168
Boingo Wireless, Inc. (b)	178,557	4,726,404
NII Holdings, Inc. (a)(b)	406,747	524,704
Shenandoah Telecommunications Co. (a)	205,715	6,747,452
Spok Holdings, Inc.	91,059	1,415,967
Sprint Corp. (a)(b)	2,946,679	15,293,264
T-Mobile U.S., Inc. (b)	1,259,124	76,315,506
Telephone & Data Systems, Inc.	394,896	11,072,884
U.S. Cellular Corp. (b)	67,085	2,588,810
		118,877,159

TOTAL TELECOMMUNICATION SERVICES		209,909,462

UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	228,702	15,586,041
El Paso Electric Co.	183,416	8,914,018
Genie Energy Ltd. Class B (a)	65,626	292,036
Great Plains Energy, Inc.	931,034	27,139,641
Hawaiian Electric Industries, Inc.	478,429	15,769,020
IDACORP, Inc.	225,165	18,249,623
MGE Energy, Inc.	160,385	8,420,213
OGE Energy Corp.	863,990	27,077,447
Otter Tail Corp.	180,897	7,199,701
PNM Resources, Inc.	349,871	12,315,459
Portland General Electric Co.	390,160	15,501,057
Spark Energy, Inc. Class A, (a)	73,657	685,010
Vistra Energy Corp. (a)(b)	1,226,874	23,249,262
Westar Energy, Inc.	620,477	30,235,844
		210,634,372
Gas Utilities - 0.9%
Atmos Energy Corp.	464,171	37,361,124
Chesapeake Utilities Corp.	72,373	4,823,660
National Fuel Gas Co. (a)	370,005	18,289,347
New Jersey Resources Corp.	377,291	14,374,787
Northwest Natural Gas Co.	130,419	6,801,351
ONE Gas, Inc.	231,055	14,692,787
RGC Resources, Inc.	50,846	1,268,608
South Jersey Industries, Inc. (a)	364,014	9,540,807
Southwest Gas Holdings, Inc.	211,554	13,937,178
Spire, Inc.	213,151	14,451,638
UGI Corp.	749,832	32,310,261
WGL Holdings, Inc.	215,742	17,962,679
		185,814,227
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (b)	1,549,543	23,584,044
Dynegy, Inc. (a)(b)	572,559	7,002,397
NRG Yield, Inc.:
Class A	127,027	1,953,675
Class C	303,396	4,748,147
Ormat Technologies, Inc. (a)	158,007	9,888,078
Pattern Energy Group, Inc. (a)	399,547	7,419,588
Terraform Power, Inc.	205,447	2,364,695
U.S. Geothermal, Inc. (b)	61,820	330,737
		57,291,361
Multi-Utilities - 0.4%
Avangrid, Inc.	243,479	11,813,601
Avista Corp.	266,178	12,731,294
Black Hills Corp. (a)	230,314	11,697,648
MDU Resources Group, Inc.	853,767	22,445,534
NorthWestern Energy Corp.	211,618	10,809,447
Unitil Corp.	68,493	2,879,446
Vectren Corp.	361,163	21,760,071
		94,137,041
Water Utilities - 0.3%
American States Water Co.	163,100	8,663,872
Aqua America, Inc.	774,751	26,488,737
AquaVenture Holdings Ltd. (a)(b)	49,986	642,320
Artesian Resources Corp. Class A	30,130	997,002
Cadiz, Inc. (a)(b)	100,305	1,389,224
California Water Service Group	217,369	8,249,154
Connecticut Water Service, Inc.	54,452	2,811,357
Middlesex Water Co.	74,490	2,639,926
Pure Cycle Corp. (b)	69,664	553,829
Select Energy Services, Inc. Class A (a)	97,515	1,400,315
SJW Corp.	73,319	3,881,508
York Water Co.	57,282	1,609,624
		59,326,868

TOTAL UTILITIES		607,203,869

TOTAL COMMON STOCKS
(Cost $14,926,420,121)		21,145,773,765
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (e)
(Cost $5,978,160)	6,000,000	5,969,293
	Shares	Value

Money Market Funds - 19.1%
Fidelity Cash Central Fund, 1.41% (f)	85,267,446	$85,284,499
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	3,966,301,692	3,966,698,322
TOTAL MONEY MARKET FUNDS
(Cost $4,051,982,821)		4,051,982,821
TOTAL INVESTMENT IN SECURITIES - 118.6%
(Cost $18,984,381,102)		25,203,725,879
NET OTHER ASSETS (LIABILITIES) - (18.6)%		(3,944,394,767)
NET ASSETS - 100%		$21,259,331,112
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,040	March 2018	$78,582,400	$(855,827)	$(855,827)
CME E-mini S&P MidCap 400 Index Contracts (United States)	281	March 2018	52,392,450	(542,706)	(542,706)
TOTAL FUTURES CONTRACTS					$(1,398,533)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,587,402.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$608,045
Fidelity Securities Lending Cash Central Fund	30,959,618
Total	$31,567,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,018,969,482	$3,018,954,791	$14,684	$7
Consumer Staples	618,005,948	618,005,948	--	--
Energy	829,456,284	829,456,282	2	--
Financials	3,624,007,197	3,624,007,196	--	1
Health Care	2,481,678,005	2,479,741,373	680	1,935,952
Industrials	2,840,741,675	2,840,741,675	--	--
Information Technology	4,195,494,120	4,195,494,120	--	--
Materials	1,124,424,960	1,124,424,960	--	--
Real Estate	1,595,882,763	1,595,882,763	--	--
Telecommunication Services	209,909,462	209,909,462	--	--
Utilities	607,203,869	607,203,869	--	--
U.S. Government and Government Agency Obligations	5,969,293	--	5,969,293	--
Money Market Funds	4,051,982,821	4,051,982,821	--	--
Total Investments in Securities:	$25,203,725,879	$25,195,805,260	$5,984,659	$1,935,960
Derivative Instruments:
Liabilities
Futures Contracts	$(1,398,533)	$(1,398,533)	$--	$--
Total Liabilities	$(1,398,533)	$(1,398,533)	$--	$--
Total Derivative Instruments:	$(1,398,533)	$(1,398,533)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,398,533)
Total Equity Risk	0	(1,398,533)
Total Value of Derivatives	$0	$(1,398,533)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $3,808,596,227) — See accompanying schedule: Unaffiliated issuers (cost $14,932,398,281)	$21,151,743,058
Fidelity Central Funds (cost $4,051,982,821)	4,051,982,821
Total Investment in Securities (cost $18,984,381,102)		$25,203,725,879
Cash		120,774
Receivable for investments sold		12,299,413
Receivable for fund shares sold		13,394,973
Dividends receivable		15,302,301
Distributions receivable from Fidelity Central Funds		2,587,435
Other receivables		33,811
Total assets		25,247,464,586
Liabilities
Payable for fund shares redeemed	$18,231,720
Accrued management fee	801,339
Payable for daily variation margin on futures contracts	1,725,194
Other affiliated payables	400,099
Collateral on securities loaned	3,966,975,122
Total liabilities		3,988,133,474
Net Assets		$21,259,331,112
Net Assets consist of:
Paid in capital		$15,083,128,642
Undistributed net investment income		19,277,934
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,021,708)
Net unrealized appreciation (depreciation) on investments		6,217,946,244
Net Assets		$21,259,331,112
Investor Class:
Net Asset Value, offering price and redemption price per share ($688,755,583 ÷ 11,164,114 shares)		$61.69
Premium Class:
Net Asset Value, offering price and redemption price per share ($17,585,374,700 ÷ 285,032,048 shares)		$61.70
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,985,200,829 ÷ 48,399,350 shares)		$61.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Dividends		$255,748,685
Interest		55,180
Income from Fidelity Central Funds (including $30,959,618 from security lending)		31,567,663
Total income		287,371,528
Expenses
Management fee	$9,138,325
Transfer agent fees	4,642,905
Independent trustees' fees and expenses	76,508
Legal	7,915
Interest	21,631
Miscellaneous	60,635
Total expenses before reductions	13,947,919
Expense reductions	(32,928)	13,914,991
Net investment income (loss)		273,456,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	737,340,476
Fidelity Central Funds	(173,034)
Foreign currency transactions	310
Futures contracts	7,897,918
Total net realized gain (loss)		745,065,670
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,348,355,423
Fidelity Central Funds	(115,568)
Futures contracts	(3,861,045)
Total change in net unrealized appreciation (depreciation)		1,344,378,810
Net gain (loss)		2,089,444,480
Net increase (decrease) in net assets resulting from operations		$2,362,901,017

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$273,456,537	$249,578,137
Net realized gain (loss)	745,065,670	737,078,558
Change in net unrealized appreciation (depreciation)	1,344,378,810	3,647,100,185
Net increase (decrease) in net assets resulting from operations	2,362,901,017	4,633,756,880
Distributions to shareholders from net investment income	(264,767,116)	(236,121,884)
Distributions to shareholders from net realized gain	(891,671,964)	(605,807,215)
Total distributions	(1,156,439,080)	(841,929,099)
Share transactions - net increase (decrease)	795,717,146	1,125,097,806
Redemption fees	–	367,317
Total increase (decrease) in net assets	2,002,179,083	4,917,292,904
Net Assets
Beginning of period	19,257,152,029	14,339,859,125
End of period	$21,259,331,112	$19,257,152,029
Other Information
Undistributed net investment income end of period	$19,277,934	$34,722,404

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.10	$46.00	$57.40	$55.29	$43.12
Income from Investment Operations
Net investment income (loss)B	.79	.77	.75	.74	.67
Net realized and unrealized gain (loss)	6.25	14.00	(8.99)	3.62	13.09
Total from investment operations	7.04	14.77	(8.24)	4.36	13.76
Distributions from net investment income	(.77)	(.74)	(.71)	(.70)	(.54)
Distributions from net realized gain	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(3.45)C	(2.67)	(3.16)	(2.25)	(1.60)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01
Net asset value, end of period	$61.69	$58.10	$46.00	$57.40	$55.29
Total ReturnE	12.29%	32.50%	(14.86)%	8.23%	32.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.32%	1.47%	1.39%	1.36%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$688,756	$815,223	$1,392,793	$1,992,558	$1,803,152
Portfolio turnover rateH	11%	12%	12%I	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.45 per share is comprised of distributions from net investment income of $.774 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.11	$46.00	$57.40	$55.30	$43.12
Income from Investment Operations
Net investment income (loss)B	.81	.80	.77	.76	.68
Net realized and unrealized gain (loss)	6.25	13.99	(8.99)	3.61	13.11
Total from investment operations	7.06	14.79	(8.22)	4.37	13.79
Distributions from net investment income	(.79)	(.75)	(.73)	(.72)	(.56)
Distributions from net realized gain	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(3.47)C	(2.68)	(3.18)	(2.27)	(1.62)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01
Net asset value, end of period	$61.70	$58.11	$46.00	$57.40	$55.30
Total ReturnE	12.32%	32.56%	(14.83)%	8.24%	32.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.35%	1.49%	1.42%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$17,585,375	$16,222,551	$11,837,818	$13,356,931	$12,280,754
Portfolio turnover rateH	11%	12%	12%I	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.47 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.09	$45.99	$57.39	$55.28	$43.11
Income from Investment Operations
Net investment income (loss)B	.83	.81	.76	.76	.72
Net realized and unrealized gain (loss)	6.24	13.98	(8.98)	3.63	13.06
Total from investment operations	7.07	14.79	(8.22)	4.39	13.78
Distributions from net investment income	(.81)	(.76)	(.73)	(.72)	(.56)
Distributions from net realized gain	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(3.48)	(2.69)	(3.18)	(2.28)C	(1.62)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01
Net asset value, end of period	$61.68	$58.09	$45.99	$57.39	$55.28
Total ReturnE	12.35%	32.58%	(14.83)%	8.27%	32.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	1.37%	1.52%	1.43%	1.40%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,985,201	$2,219,377	$1,109,249	$754,325	$95,747
Portfolio turnover rateH	11%	12%	12%I	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Institutional Class	19.78%	7.11%	3.01%
Institutional Premium Class	19.82%	7.12%	3.02%

 The initial offering of Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

 The initial offering of Institutional Premium Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund - Institutional Class on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See above for additional information regarding the performance of Institutional Class.

Period Ending Values
$13,458	Fidelity® International Index Fund - Institutional Class
$13,406	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. Nevertheless, the MSCI World ex USA Index gained 19.12% for the 12 months ending February 28, 2018, aided partly by a generally weak U.S. dollar. Within the index, growth- led value-oriented stocks, and small-caps bested large-caps. Certain election results in continental Europe (+24%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+15%). Central-bank accommodation helped Japan (+22%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+15%). Meanwhile, commodity-price volatility weighed on Canada (+7%). Sector-wise, information technology (+36%) was lifted by software, semiconductor and internet-related names. Financials (+21%) rode rising interest rates that, at the same time, hurt real estate (+14%) and three other “bond proxy” sectors: consumer staples (+12%), utilities (+12%) and telecom services (+8%). Demand from China aided materials (+24%) and industrials (+24%). Energy (+14%) and health care (+10%) rallied from early-period difficulty. Elsewhere, the MSCI Emerging Markets Index rose 30.97% for the year, notably supported by China plus Brazil, Russia and India.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes returned roughly 20%, close to in line with the 20.37% gain of the benchmark MSCI EAFE Index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Against a strong market backdrop for international stocks, every sector and nearly every country represented in the MSCI EAFE gained solid ground this period. Several financial stocks added meaningful value this period, including British multinational bank HSBC Holdings – the second-largest position in the index, on average, this period – and insurers Allianz and AIA Group, based in Germany and Hong Kong, respectively. In the energy sector, where a higher oil price helped spur stock gains, U.K.-based energy giant Royal Dutch Shell gained strongly. Other notable contributors included Japanese automaker Toyota Motor and Danish pharmaceutical company Novo-Nordisk. Other drugmakers did not fare well this period, reflecting a variety of company-specific factors. These included Israel's Teva Pharmaceutical Industries, U.K.-based GlaxoSmithKline and Jersey-registered, Irish-headquartered Shire. Elsewhere, British tobacco company Imperial Brands struggled for the year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
10.7

Top Market Sectors as of February 28, 2018

% of fund's net assets
Financials	21.3
Industrials	14.2
Consumer Discretionary	12.2
Consumer Staples	10.6
Health Care	9.7
Materials	7.8
Information Technology	6.8
Energy	5.2
Telecommunication Services	3.8
Real Estate	3.6

Geographic Diversification (% of fund's net assets)

As of February 28, 2018
Japan	24.3%
United Kingdom	15.5%
France	9.9%
Germany	9.4%
Switzerland	7.8%
Australia	6.6%
Netherlands	4.5%
Spain	3.2%
Sweden	2.6%
Other*	16.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® International Index Fund

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 6.6%
AGL Energy Ltd.	951,950	$16,017,420
Alumina Ltd.	3,559,300	6,081,110
Amcor Ltd.	1,678,321	17,990,655
AMP Ltd.	4,232,543	17,266,620
APA Group:
rights 3/14/18 (a)	93,679	16,240
unit	1,708,040	10,537,319
Aristocrat Leisure Ltd.	787,712	14,974,639
ASX Ltd.	281,041	12,644,317
Aurizon Holdings Ltd.	2,927,108	10,300,330
Australia & New Zealand Banking Group Ltd.	4,258,011	95,158,501
Bank of Queensland Ltd.	568,088	5,530,538
Bendigo & Adelaide Bank Ltd.	693,925	6,062,880
BHP Billiton Ltd.	4,654,945	109,308,552
BlueScope Steel Ltd.	811,621	10,101,856
Boral Ltd.	1,706,092	10,245,508
Brambles Ltd.	2,306,263	17,050,299
Caltex Australia Ltd.	376,147	10,196,281
Challenger Ltd.	837,483	8,156,285
Cimic Group Ltd.	140,351	5,062,473
Coca-Cola Amatil Ltd.	791,016	5,349,844
Cochlear Ltd.	83,663	11,874,129
Commonwealth Bank of Australia	2,541,245	149,571,111
Computershare Ltd.	668,521	9,185,568
Crown Ltd.	550,699	5,732,613
CSL Ltd.	655,698	82,577,724
DEXUS Property Group unit	1,479,074	10,616,046
Dominos Pizza Enterprises Ltd. (b)	89,435	2,725,508
Flight Centre Travel Group Ltd. (b)	81,243	3,633,968
Fortescue Metals Group Ltd.	2,265,840	8,714,405
Goodman Group unit	2,611,931	16,516,204
Harvey Norman Holdings Ltd. (b)	815,023	2,517,714
Healthscope Ltd.	2,501,076	3,653,041
Incitec Pivot Ltd.	2,451,831	7,151,858
Insurance Australia Group Ltd.	3,432,281	21,688,572
Lendlease Group unit	801,237	11,000,556
Macquarie Group Ltd.	468,736	37,346,007
Medibank Private Ltd.	3,980,506	9,741,812
Mirvac Group unit	5,340,519	8,744,951
National Australia Bank Ltd.	3,893,002	90,493,544
Newcrest Mining Ltd.	1,110,957	18,231,455
Orica Ltd.	545,220	7,813,291
Origin Energy Ltd. (a)	2,549,227	17,689,148
QBE Insurance Group Ltd.	1,966,634	15,446,612
Ramsay Health Care Ltd.	205,804	10,187,713
realestate.com.au Ltd.	75,352	4,487,201
Rio Tinto Ltd.	604,430	37,473,445
Santos Ltd. (a)	2,728,806	10,455,780
Scentre Group unit	7,713,435	22,903,081
SEEK Ltd.	481,497	7,519,350
Sonic Healthcare Ltd.	583,965	11,016,712
South32 Ltd.	7,521,679	18,993,267
SP AusNet	2,627,736	3,455,739
Stockland Corp. Ltd. unit	3,536,843	11,055,071
Suncorp Group Ltd.	1,878,452	19,610,894
Sydney Airport unit	1,593,889	8,097,710
Tabcorp Holdings Ltd.	2,780,718	9,960,270
Telstra Corp. Ltd.	6,037,470	15,572,107
The GPT Group unit	2,600,059	9,541,656
TPG Telecom Ltd.	545,084	2,570,108
Transurban Group unit	3,221,113	28,707,404
Treasury Wine Estates Ltd.	1,051,287	14,201,382
Vicinity Centers unit	4,809,796	9,224,318
Wesfarmers Ltd.	1,643,303	52,555,895
Westfield Corp. unit	2,862,716	19,405,993
Westpac Banking Corp.	4,921,002	116,619,580
Woodside Petroleum Ltd.	1,358,636	30,328,058
Woolworths Group Ltd.	1,890,901	40,408,018

TOTAL AUSTRALIA		1,455,068,256

Austria - 0.3%
Andritz AG	105,415	6,115,727
Erste Group Bank AG	436,450	22,191,979
OMV AG	214,187	12,178,299
Raiffeisen International Bank-Holding AG (a)	213,815	8,284,055
Voestalpine AG	165,795	9,564,409

TOTAL AUSTRIA		58,334,469

Bailiwick of Jersey - 1.1%
Experian PLC	1,338,647	28,578,082
Glencore Xstrata PLC	17,738,443	93,280,367
Randgold Resources Ltd.	136,706	11,019,659
Shire PLC	1,317,529	56,152,043
Wolseley PLC	362,364	25,537,452
WPP PLC	1,831,096	35,065,717

TOTAL BAILIWICK OF JERSEY		249,633,320

Belgium - 1.1%
Ageas	272,547	14,270,652
Anheuser-Busch InBev SA NV	1,104,816	117,285,282
Colruyt NV	87,263	4,708,040
Groupe Bruxelles Lambert SA	117,286	13,390,999
KBC Groep NV	363,836	34,092,291
Proximus	220,857	7,091,488
Solvay SA Class A	107,539	14,737,891
Telenet Group Holding NV (a)	76,649	5,254,401
UCB SA	183,564	15,163,543
Umicore SA	304,027	17,138,108

TOTAL BELGIUM		243,132,695

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	958,450	8,025,543
Hongkong Land Holdings Ltd.	1,710,200	11,742,661
Jardine Matheson Holdings Ltd.	316,100	20,594,012
Jardine Strategic Holdings Ltd.	322,300	12,790,980
Kerry Properties Ltd.	952,181	4,304,100
Kingston Financial Group Ltd. (b)	5,950,000	3,582,038
Li & Fung Ltd.	8,619,246	4,328,233
NWS Holdings Ltd.	2,245,104	4,217,143
Shangri-La Asia Ltd.	1,803,380	4,025,814
Yue Yuen Industrial (Holdings) Ltd.	1,071,500	4,579,701

TOTAL BERMUDA		78,190,225

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	3,136,665	1,946,534
Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	440,529	6,265,967
Cheung Kong Property Holdings Ltd.	3,750,925	32,229,039
CK Hutchison Holdings Ltd.	3,912,925	48,904,652
Melco Crown Entertainment Ltd. sponsored ADR	356,199	9,777,663
MGM China Holdings Ltd.	1,380,000	4,043,253
Minth Group Ltd.	1,068,000	6,267,452
Sands China Ltd.	3,512,400	19,593,505
WH Group Ltd. (c)	12,775,500	15,734,370
Wharf Real Estate Investment Co. Ltd.	1,766,585	11,889,048
Wynn Macau Ltd.	2,256,000	7,862,133

TOTAL CAYMAN ISLANDS		162,567,082

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	5,457	8,514,544
Series B	9,486	15,408,862
Carlsberg A/S Series B	155,260	18,982,741
Christian Hansen Holding A/S	143,904	11,952,856
Coloplast A/S Series B	172,619	14,587,996
Danske Bank A/S	1,086,804	43,619,412
DONG Energy A/S (c)	274,756	17,104,638
DSV de Sammensluttede Vognmaend A/S	275,584	21,584,861
Genmab A/S (a)	84,361	17,156,551
H Lundbeck A/S	101,490	5,314,612
ISS Holdings A/S	240,971	8,730,294
Novo Nordisk A/S Series B	2,703,728	139,866,451
Novozymes A/S Series B	328,312	16,873,340
Pandora A/S	155,186	16,180,546
TDC A/S	1,171,891	9,542,421
Tryg A/S	173,570	4,116,818
Vestas Wind Systems A/S	312,487	22,583,760
William Demant Holding A/S (a)	169,459	6,056,229

TOTAL DENMARK		398,176,932

Finland - 1.0%
Elisa Corp. (A Shares)	205,414	8,823,810
Fortum Corp.	645,476	14,177,082
Kone Oyj (B Shares)	490,234	25,386,542
Metso Corp.	162,611	5,193,606
Neste Oyj	186,304	13,640,400
Nokia Corp.	8,467,750	49,359,705
Nokian Tyres PLC	168,297	7,714,232
Orion Oyj (B Shares)	151,872	4,946,430
Sampo Oyj (A Shares)	648,272	36,689,111
Stora Enso Oyj (R Shares)	800,066	14,129,438
UPM-Kymmene Corp.	773,371	26,459,981
Wartsila Corp.	214,784	15,111,231

TOTAL FINLAND		221,631,568

France - 9.7%
Accor SA	272,657	15,715,201
Aeroports de Paris	42,879	8,670,326
Air Liquide SA	300,247	37,503,112
Alstom SA	224,120	9,434,371
Amundi SA (c)	87,480	7,131,031
Arkema SA	99,007	12,920,278
Atos Origin SA	137,360	18,069,529
AXA SA	2,815,532	88,179,828
BIC SA	41,503	4,354,274
bioMerieux SA	60,035	4,617,986
BNP Paribas SA	1,629,450	128,841,463
Bollore SA	1,266,823	7,159,722
Bollore SA (a)	6,825	37,806
Bouygues SA	313,637	15,866,279
Bureau Veritas SA	382,298	10,016,657
Capgemini SA	233,119	29,057,191
Carrefour SA	842,756	19,321,028
Casino Guichard Perrachon SA	79,530	4,308,146
CNP Assurances	247,975	6,009,309
Compagnie de St. Gobain	724,880	41,027,358
Credit Agricole SA	1,651,319	28,295,698
Danone SA	875,146	69,798,553
Dassault Aviation SA	3,600	6,240,096
Dassault Systemes SA	187,946	24,247,268
Edenred SA	325,183	11,409,330
EDF SA (a)	200,740	2,608,576
EDF SA	640,256	8,302,175
Eiffage SA	106,904	11,572,539
ENGIE	2,646,455	41,275,065
Essilor International SA	301,147	39,440,310
Eurazeo SA	63,232	6,034,909
Eutelsat Communications	253,540	5,923,180
Faurecia SA	109,534	9,158,255
Fonciere des Regions	48,425	5,052,287
Gecina SA	71,115	12,454,210
Groupe Eurotunnel SA	674,781	8,678,980
Hermes International SCA	45,898	24,683,309
ICADE	48,798	4,718,944
Iliad SA	38,177	8,951,001
Imerys SA	51,629	5,266,065
Ingenico SA	85,366	7,406,316
Ipsen SA	54,550	7,991,004
JCDecaux SA	106,929	4,144,639
Kering SA	109,872	51,559,553
Klepierre SA	319,663	13,168,614
L'Oreal SA (a)	201,944	43,402,005
L'Oreal SA	162,909	35,028,660
Lagardere S.C.A. (Reg.)	170,393	5,002,599
Legrand SA	385,731	30,240,598
LVMH Moet Hennessy - Louis Vuitton SA	404,328	120,933,307
Michelin CGDE Series B	248,331	38,169,640
Natixis SA	1,370,441	11,739,600
Orange SA	2,893,530	48,953,156
Pernod Ricard SA	307,894	50,456,591
Peugeot Citroen SA	852,934	19,245,502
Publicis Groupe SA	300,570	22,605,588
Remy Cointreau SA	32,913	4,474,651
Renault SA	278,662	30,226,424
Rexel SA	437,418	7,682,384
Safran SA	483,752	53,377,091
Sanofi SA	1,648,618	130,158,196
Schneider Electric SA	821,874	71,230,848
SCOR SE	251,701	10,671,254
SEB SA	32,537	6,637,603
Societe Generale Series A	1,112,834	63,230,838
Sodexo SA	46,656	5,729,042
Sodexo SA	84,696	10,394,341
SR Teleperformance SA	83,941	11,953,688
Suez Environnement SA	532,925	7,319,258
Thales SA	153,618	17,073,889
Total SA	3,483,254	198,123,205
Ubisoft Entertainment SA (a)	90,141	7,412,845
Unibail-Rodamco	144,763	33,682,552
Valeo SA	347,560	22,475,988
Veolia Environnement SA	695,272	16,886,846
VINCI SA	735,540	72,627,398
Vivendi SA	1,501,795	38,617,081
Wendel SA	40,490	7,017,433
Zodiac Aerospace	251,743	7,669,871

TOTAL FRANCE		2,147,071,743

Germany - 8.9%
adidas AG	273,034	60,494,498
Allianz SE	646,999	150,292,244
Axel Springer Verlag AG	69,934	6,297,197
BASF AG	1,331,858	139,138,623
Bayer AG	1,199,239	139,946,602
Bayerische Motoren Werke AG (BMW)	480,316	50,464,359
Beiersdorf AG	145,310	15,900,416
Brenntag AG	224,347	13,985,149
Commerzbank AG (a)	1,544,279	23,859,911
Continental AG	159,492	43,580,498
Covestro AG (c)	234,938	26,503,450
Daimler AG (Germany) (b)	1,395,893	119,190,613
Deutsche Bank AG	2,997,099	47,774,873
Deutsche Borse AG	279,899	37,218,658
Deutsche Lufthansa AG	342,248	11,427,683
Deutsche Post AG	1,407,464	64,210,273
Deutsche Telekom AG	4,833,541	77,658,999
Deutsche Wohnen AG (Bearer)	514,121	21,201,573
Drillisch AG	76,772	5,902,029
E.ON AG	3,189,910	32,344,060
Evonik Industries AG	235,752	8,680,401
Fraport AG Frankfurt Airport Services Worldwide	60,614	6,185,175
Fresenius Medical Care AG & Co. KGaA	312,404	32,960,264
Fresenius SE & Co. KGaA	603,098	49,003,351
GEA Group AG	265,944	12,571,419
Hannover Reuck SE	87,099	11,847,108
HeidelbergCement Finance AG	215,760	21,651,284
Henkel AG & Co. KGaA	150,659	18,113,470
Hochtief AG (b)	27,660	4,646,170
Hugo Boss AG	91,626	8,155,596
Infineon Technologies AG	1,647,958	44,598,341
Innogy SE (c)	201,201	8,024,510
K&S AG	277,847	7,737,427
KION Group AG	102,206	8,716,941
Lanxess AG	133,212	11,053,423
Linde AG (a)	28,948	6,423,530
Linde AG	240,387	50,525,611
MAN SE	51,418	5,863,201
Merck KGaA	187,492	18,683,707
Metro Wholesale & Food Specialist AG (b)	261,428	5,098,699
MTU Aero Engines Holdings AG	75,604	12,625,267
Muenchener Rueckversicherungs AG	224,857	50,280,299
OSRAM Licht AG	144,771	11,430,563
ProSiebenSat.1 Media AG	338,599	13,391,431
RWE AG	752,719	14,961,253
SAP SE	1,425,225	148,735,672
Schaeffler AG	240,463	3,894,965
Siemens AG	1,109,287	145,361,916
Symrise AG	179,232	14,535,677
Telefonica Deutschland Holding AG	1,083,778	4,988,109
Thyssenkrupp AG	631,457	17,097,093
TUI AG	269,735	5,696,355
TUI AG (GB)	369,830	7,816,811
Uniper SE	290,517	8,822,085
United Internet AG	178,801	12,120,562
Volkswagen AG	46,731	9,283,136
Vonovia SE	703,126	32,055,050
Wirecard AG	170,265	20,259,657
Zalando SE (a)(b)	160,683	9,144,558

TOTAL GERMANY		1,970,431,795

Hong Kong - 2.4%
AIA Group Ltd.	17,510,200	145,310,020
Bank of East Asia Ltd.	1,797,249	7,892,273
BOC Hong Kong (Holdings) Ltd.	5,366,066	26,967,102
CLP Holdings Ltd.	2,381,657	24,089,016
Galaxy Entertainment Group Ltd.	3,434,000	29,791,944
Hang Lung Group Ltd.	1,293,000	4,366,184
Hang Lung Properties Ltd.	2,934,423	6,974,634
Hang Seng Bank Ltd.	1,108,801	27,490,509
Henderson Land Development Co. Ltd.	1,747,407	11,289,624
Hong Kong & China Gas Co. Ltd.	12,177,384	24,029,217
Hong Kong Exchanges and Clearing Ltd.	1,708,106	61,187,852
Hysan Development Co. Ltd.	915,677	5,291,907
Link (REIT)	3,188,808	27,108,032
MTR Corp. Ltd.	2,168,327	11,443,926
New World Development Co. Ltd.	8,581,786	12,979,006
PCCW Ltd.	6,217,863	3,532,701
Power Assets Holdings Ltd.	2,017,176	17,113,936
Sino Land Ltd.	4,574,470	8,058,280
SJM Holdings Ltd.	2,898,000	2,760,488
Sun Hung Kai Properties Ltd.	2,097,676	34,798,311
Swire Pacific Ltd. (A Shares)	723,384	7,271,679
Swire Properties Ltd.	1,696,200	5,779,766
Techtronic Industries Co. Ltd.	2,001,500	12,557,401
Wharf Holdings Ltd.	1,750,585	6,503,968
Wheelock and Co. Ltd.	1,190,000	8,626,147

TOTAL HONG KONG		533,213,923

Ireland - 0.6%
AIB Group PLC	1,172,956	7,771,715
Bank Ireland Group PLC	1,330,602	12,430,698
CRH PLC	1,215,046	39,928,619
DCC PLC (United Kingdom)	129,567	11,791,963
James Hardie Industries PLC CDI	641,938	11,269,182
Kerry Group PLC Class A	229,449	22,888,827
Paddy Power Betfair PLC (Ireland)	116,294	13,495,784
Ryanair Holdings PLC (a)	243,332	4,794,587

TOTAL IRELAND		124,371,375

Isle of Man - 0.0%
Genting Singapore PLC	8,724,759	7,580,014
Israel - 0.5%
Azrieli Group	61,843	3,053,163
Bank Hapoalim BM (Reg.)	1,554,784	11,131,625
Bank Leumi le-Israel BM	2,106,767	12,769,570
Bezeq The Israel Telecommunication Corp. Ltd.	2,977,841	4,563,708
Check Point Software Technologies Ltd. (a)(b)	189,657	19,703,466
Elbit Systems Ltd. (Israel)	34,136	4,876,221
Frutarom Industries Ltd.	55,821	5,136,139
Israel Chemicals Ltd.	1,013,704	4,348,797
Mizrahi Tefahot Bank Ltd.	200,430	3,712,552
NICE Systems Ltd.	79,089	7,709,122
NICE Systems Ltd. sponsored ADR	8,453	816,475
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,325,058	24,805,086

TOTAL ISRAEL		102,625,924

Italy - 1.9%
Assicurazioni Generali SpA	1,812,098	33,899,510
Atlantia SpA	658,524	20,228,889
Davide Campari-Milano SpA	846,156	6,056,251
Enel SpA	11,791,605	68,447,515
Eni SpA	3,687,391	61,228,657
Intesa Sanpaolo SpA	19,525,999	73,257,578
Intesa Sanpaolo SpA (Risparmio Shares)	1,372,189	5,445,191
Leonardo SpA	583,444	6,245,553
Luxottica Group SpA	246,485	14,782,322
Mediobanca SpA	893,097	10,657,085
Poste Italiane SpA (c)	755,662	6,487,993
Prysmian SpA	297,293	9,335,862
Recordati SpA	152,346	5,446,251
Snam Rete Gas SpA	3,304,042	14,790,746
Telecom Italia SpA (a)	16,374,682	14,696,094
Terna SpA	2,048,515	11,354,624
UniCredit SpA	2,904,914	61,263,716
Unipolsai SpA	1,418,417	3,401,875

TOTAL ITALY		427,025,712

Japan - 24.3%
ABC-MART, Inc.	47,300	2,998,341
ACOM Co. Ltd. (a)	583,200	2,626,991
AEON Co. Ltd.	887,400	14,950,513
AEON Financial Service Co. Ltd.	164,700	3,827,311
AEON MALL Co. Ltd.	166,840	3,471,218
Air Water, Inc.	214,400	4,236,397
Aisin Seiki Co. Ltd.	256,700	14,939,167
Ajinomoto Co., Inc.	789,566	14,407,003
Alfresa Holdings Corp.	271,300	6,064,324
All Nippon Airways Ltd.	167,000	6,688,185
Alps Electric Co. Ltd.	286,200	7,802,004
Amada Holdings Co. Ltd.	494,500	6,584,457
Aozora Bank Ltd.	171,900	7,014,394
Asahi Glass Co. Ltd.	290,635	12,003,344
Asahi Group Holdings	561,203	28,697,263
Asahi Kasei Corp.	1,831,127	23,465,874
Asics Corp.	233,000	3,682,601
Astellas Pharma, Inc.	3,000,300	44,077,271
Bandai Namco Holdings, Inc.	289,150	9,337,322
Bank of Kyoto Ltd.	88,400	4,882,593
Benesse Holdings, Inc.	104,400	3,737,078
Bridgestone Corp.	943,379	41,876,207
Brother Industries Ltd.	341,000	8,480,481
Calbee, Inc.	114,900	3,826,091
Canon, Inc.	1,548,044	58,994,130
Casio Computer Co. Ltd.	282,800	4,157,124
Central Japan Railway Co.	209,000	38,819,212
Chiba Bank Ltd.	1,010,674	8,295,505
Chubu Electric Power Co., Inc.	936,264	12,720,562
Chugai Pharmaceutical Co. Ltd.	325,325	16,767,330
Chugoku Electric Power Co., Inc.	399,000	4,656,047
Coca-Cola West Co. Ltd.	178,600	6,761,329
Concordia Financial Group Ltd.	1,781,384	10,309,660
Credit Saison Co. Ltd.	226,552	3,888,846
CYBERDYNE, Inc. (a)(b)	142,500	2,119,964
Dai Nippon Printing Co. Ltd.	374,221	7,817,971
Dai-ichi Mutual Life Insurance Co.	1,564,100	30,626,839
Daicel Chemical Industries Ltd.	407,300	4,640,521
Daifuku Co. Ltd.	142,700	9,309,567
Daiichi Sankyo Kabushiki Kaisha	822,670	29,133,683
Daikin Industries Ltd.	361,394	42,458,905
Dainippon Sumitomo Pharma Co. Ltd.	230,900	3,513,078
Daito Trust Construction Co. Ltd.	100,463	16,637,691
Daiwa House Industry Co. Ltd.	821,384	30,430,850
Daiwa House REIT Investment Corp.	2,092	5,015,830
Daiwa Securities Group, Inc.	2,343,985	15,582,406
DeNA Co. Ltd.	153,600	2,796,540
DENSO Corp.	691,038	40,334,393
Dentsu, Inc.	314,100	14,425,722
Disco Corp.	41,400	9,649,643
Don Quijote Holdings Co. Ltd.	171,200	9,588,763
East Japan Railway Co.	475,300	44,588,844
Eisai Co. Ltd.	387,178	20,493,875
Electric Power Development Co. Ltd.	211,480	5,362,350
FamilyMart Co. Ltd.	118,800	8,959,100
Fanuc Corp.	281,172	71,050,022
Fast Retailing Co. Ltd.	76,900	30,319,426
Fuji Electric Co. Ltd.	810,153	6,130,593
Fujifilm Holdings Corp.	597,205	24,886,868
Fujitsu Ltd.	2,854,075	17,031,977
Fukuoka Financial Group, Inc.	1,124,300	5,728,792
Hakuhodo DY Holdings, Inc.	339,600	4,902,675
Hamamatsu Photonics K.K.	205,400	8,167,914
Hankyu Hanshin Holdings, Inc.	351,000	13,077,689
Hikari Tsushin, Inc.	30,800	4,428,070
Hino Motors Ltd.	373,800	4,905,401
Hirose Electric Co. Ltd.	46,612	6,927,520
Hisamitsu Pharmaceutical Co., Inc.	89,400	6,414,615
Hitachi Chemical Co. Ltd.	149,400	3,318,190
Hitachi Construction Machinery Co. Ltd.	156,300	6,621,623
Hitachi High-Technologies Corp.	99,200	4,814,042
Hitachi Ltd.	7,011,271	53,019,968
Hitachi Metals Ltd.	311,000	3,957,790
Honda Motor Co. Ltd.	2,495,560	90,245,141
Hoshizaki Corp.	78,900	7,110,215
Hoya Corp.	559,416	29,411,403
Hulic Co. Ltd.	431,100	4,789,133
Idemitsu Kosan Co. Ltd.	196,300	7,454,777
IHI Corp.	224,218	7,592,315
Iida Group Holdings Co. Ltd.	212,800	4,002,452
INPEX Corp.	1,379,500	16,507,409
Isetan Mitsukoshi Holdings Ltd.	490,887	5,759,368
Isuzu Motors Ltd.	802,000	12,547,223
Itochu Corp.	2,169,386	41,701,153
J. Front Retailing Co. Ltd.	355,000	6,424,777
Japan Airlines Co. Ltd.	168,100	6,406,656
Japan Airport Terminal Co. Ltd.	67,600	2,547,531
Japan Exchange Group, Inc.	758,700	13,050,293
Japan Post Bank Co. Ltd.	585,300	7,981,099
Japan Post Holdings Co. Ltd.	2,283,800	27,519,475
Japan Prime Realty Investment Corp.	1,211	4,168,212
Japan Real Estate Investment Corp.	1,795	9,273,704
Japan Retail Fund Investment Corp.	3,866	7,427,075
Japan Tobacco, Inc.	1,595,500	45,275,702
JFE Holdings, Inc.	756,675	17,395,198
JGC Corp.	301,517	6,883,785
JSR Corp.	277,216	6,669,564
JTEKT Corp.	321,500	4,943,275
JX Holdings, Inc.	4,474,000	26,836,598
Kajima Corp.	1,306,317	12,437,359
Kakaku.com, Inc.	202,400	3,422,780
Kamigumi Co. Ltd.	168,831	3,689,955
Kaneka Corp.	401,559	4,065,450
Kansai Electric Power Co., Inc.	1,023,436	12,430,926
Kansai Paint Co. Ltd.	295,400	7,414,700
Kao Corp.	717,450	52,370,180
Kawasaki Heavy Industries Ltd.	216,794	7,855,787
KDDI Corp.	2,626,700	64,504,620
Keihan Electric Railway Co., Ltd.	140,100	4,375,859
Keihin Electric Express Railway Co. Ltd.	338,030	6,032,892
Keio Corp.	167,482	7,313,267
Keisei Electric Railway Co.	200,400	6,531,389
Keyence Corp.	141,124	85,464,774
Kikkoman Corp.	212,649	8,422,559
Kintetsu Group Holdings Co. Ltd.	261,410	10,029,645
Kirin Holdings Co. Ltd.	1,259,356	32,499,788
Kobe Steel Ltd. (a)	447,300	4,911,132
Koito Manufacturing Co. Ltd.	163,800	11,302,117
Komatsu Ltd.	1,339,245	48,561,193
Konami Holdings Corp.	135,200	7,120,179
Konica Minolta, Inc.	687,300	6,311,536
Kose Corp.	43,900	8,166,548
Kubota Corp.	1,530,164	27,689,439
Kuraray Co. Ltd.	513,686	8,927,426
Kurita Water Industries Ltd.	144,500	4,416,733
Kyocera Corp.	465,704	27,466,832
Kyowa Hakko Kirin Co., Ltd.	375,689	7,875,434
Kyushu Electric Power Co., Inc.	620,370	6,940,434
Kyushu Financial Group, Inc.	506,800	2,813,321
Kyushu Railway Co.	232,000	7,127,836
Lawson, Inc.	73,316	4,786,316
LINE Corp. (a)	64,600	2,608,276
Lion Corp.	323,600	6,049,063
LIXIL Group Corp.	384,059	9,365,769
M3, Inc.	306,200	11,871,122
Mabuchi Motor Co. Ltd.	70,842	3,619,711
Makita Corp.	325,400	15,393,547
Marubeni Corp.	2,392,344	18,227,923
Marui Group Co. Ltd.	288,949	5,534,845
Maruichi Steel Tube Ltd.	81,400	2,551,027
Mazda Motor Corp.	826,700	11,455,142
McDonald's Holdings Co. (Japan) Ltd.	96,900	4,323,575
Mebuki Financial Group, Inc.	1,448,510	5,806,628
Medipal Holdings Corp.	247,100	5,025,998
Meiji Holdings Co. Ltd.	177,658	12,962,811
Minebea Mitsumi, Inc.	558,900	12,641,234
Misumi Group, Inc.	412,100	11,847,358
Mitsubishi Chemical Holdings Corp.	2,075,675	20,941,256
Mitsubishi Corp.	2,190,202	61,358,962
Mitsubishi Electric Corp.	2,802,806	47,276,328
Mitsubishi Estate Co. Ltd.	1,815,523	31,643,417
Mitsubishi Gas Chemical Co., Inc.	259,433	6,416,608
Mitsubishi Heavy Industries Ltd.	464,825	18,916,156
Mitsubishi Materials Corp.	161,493	5,040,656
Mitsubishi Motors Corp. of Japan	973,000	7,638,288
Mitsubishi Tanabe Pharma Corp.	326,600	6,956,676
Mitsubishi UFJ Financial Group, Inc.	17,293,030	121,805,974
Mitsubishi UFJ Lease & Finance Co. Ltd.	651,300	4,121,720
Mitsui & Co. Ltd.	2,473,923	44,837,213
Mitsui Chemicals, Inc.	266,236	8,078,744
Mitsui Fudosan Co. Ltd.	1,294,077	30,958,372
Mitsui OSK Lines Ltd.	165,028	5,142,189
mixi, Inc.	63,000	2,541,196
Mizuho Financial Group, Inc.	34,986,000	64,603,672
MS&AD Insurance Group Holdings, Inc.	688,584	21,249,236
Murata Manufacturing Co. Ltd.	277,754	38,686,598
Nabtesco Corp.	162,400	6,972,463
Nagoya Railroad Co. Ltd.	265,500	6,771,063
NEC Corp.	378,554	11,486,940
New Hampshire Foods Ltd.	264,740	5,930,972
Nexon Co. Ltd. (a)	289,300	10,424,185
NGK Insulators Ltd.	380,009	7,047,002
NGK Spark Plug Co. Ltd.	230,900	5,832,463
Nidec Corp.	345,884	55,234,339
Nikon Corp.	492,438	10,001,800
Nintendo Co. Ltd.	164,396	74,941,520
Nippon Building Fund, Inc.	1,938	10,528,188
Nippon Electric Glass Co. Ltd.	123,300	3,724,464
Nippon Express Co. Ltd.	115,454	7,719,477
Nippon Paint Holdings Co. Ltd.	235,300	8,527,710
Nippon Prologis REIT, Inc.	2,674	6,034,701
Nippon Steel & Sumitomo Metal Corp.	1,101,663	26,045,881
Nippon Telegraph & Telephone Corp.	1,003,300	46,599,882
Nippon Yusen KK (a)	235,457	5,087,032
Nissan Chemical Industries Co. Ltd.	174,100	6,874,974
Nissan Motor Co. Ltd.	3,365,348	35,271,366
Nisshin Seifun Group, Inc.	286,523	5,657,885
Nissin Food Holdings Co. Ltd.	84,923	5,778,376
Nitori Holdings Co. Ltd.	116,200	19,500,121
Nitto Denko Corp.	239,494	19,662,650
NKSJ Holdings, Inc.	512,203	19,589,664
NOK Corp.	138,800	2,958,342
Nomura Holdings, Inc.	5,267,847	32,067,357
Nomura Real Estate Holdings, Inc.	179,400	4,309,607
Nomura Real Estate Master Fund, Inc.	5,465	7,485,467
Nomura Research Institute Ltd.	190,555	8,534,477
NSK Ltd.	556,276	8,252,548
NTT Data Corp.	910,200	9,407,189
NTT DOCOMO, Inc.	1,979,600	50,642,770
Obayashi Corp.	945,304	10,667,543
OBIC Co. Ltd.	93,500	7,759,037
Odakyu Electric Railway Co. Ltd.	429,800	8,727,294
Oji Holdings Corp.	1,243,352	8,102,653
Olympus Corp.	422,829	16,910,784
OMRON Corp.	279,460	16,446,893
Ono Pharmaceutical Co. Ltd.	591,100	17,214,359
Oracle Corp. Japan	55,100	4,256,711
Oriental Land Co. Ltd.	316,424	30,747,028
ORIX Corp.	1,920,680	34,004,871
Osaka Gas Co. Ltd.	545,705	10,762,989
Otsuka Corp.	76,100	7,054,205
Otsuka Holdings Co. Ltd.	566,400	28,403,374
Panasonic Corp.	3,201,273	49,830,846
Park24 Co. Ltd.	159,500	3,833,924
Pola Orbis Holdings, Inc.	133,100	5,580,103
Rakuten, Inc.	1,356,000	12,329,516
Recruit Holdings Co. Ltd.	1,598,600	38,658,077
Renesas Electronics Corp. (a)	969,300	11,084,684
Resona Holdings, Inc.	3,204,300	18,152,725
Ricoh Co. Ltd.	1,021,670	10,966,908
Rinnai Corp.	48,500	4,335,525
ROHM Co. Ltd.	137,244	14,415,219
Ryohin Keikaku Co. Ltd.	34,700	11,882,162
Sankyo Co. Ltd. (Gunma)	65,300	2,341,025
Santen Pharmaceutical Co. Ltd.	528,100	8,407,120
SBI Holdings, Inc. Japan	291,560	6,662,592
Secom Co. Ltd.	304,667	21,789,429
Sega Sammy Holdings, Inc.	252,900	3,668,819
Seibu Holdings, Inc.	320,500	5,447,722
Seiko Epson Corp.	403,200	7,694,430
Sekisui Chemical Co. Ltd.	582,193	10,907,597
Sekisui House Ltd.	851,067	14,841,791
Seven & i Holdings Co. Ltd.	1,092,800	45,615,409
Seven Bank Ltd.	853,900	2,930,966
Sharp Corp. (a)(b)	216,700	7,527,531
Shimadzu Corp.	362,800	9,293,300
Shimamura Co. Ltd.	32,100	3,816,562
SHIMANO, Inc.	107,700	15,543,278
SHIMIZU Corp.	799,416	7,415,632
Shin-Etsu Chemical Co. Ltd.	564,062	59,263,378
Shinsei Bank Ltd.	239,800	3,765,772
Shionogi & Co. Ltd.	429,891	22,377,249
Shiseido Co. Ltd.	550,950	33,041,134
Shizuoka Bank Ltd.	744,274	7,483,816
Showa Shell Sekiyu K.K.	275,500	3,537,277
SMC Corp.	83,071	34,622,081
SoftBank Corp.	1,197,230	98,648,005
Sohgo Security Services Co., Ltd.	103,400	4,861,872
Sony Corp.	1,833,985	92,414,799
Sony Financial Holdings, Inc.	253,000	4,663,907
Stanley Electric Co. Ltd.	203,125	7,918,618
Start Today Co. Ltd.	269,800	6,968,963
Subaru Corp.	892,400	31,298,036
Sumco Corp.	338,200	8,946,761
Sumitomo Chemical Co. Ltd.	2,284,334	14,084,458
Sumitomo Corp.	1,722,442	30,215,004
Sumitomo Electric Industries Ltd.	1,093,906	17,255,474
Sumitomo Heavy Industries Ltd.	169,364	6,597,750
Sumitomo Metal Mining Co. Ltd.	358,332	16,640,257
Sumitomo Mitsui Financial Group, Inc.	1,949,000	84,239,011
Sumitomo Mitsui Trust Holdings, Inc.	481,672	19,343,022
Sumitomo Realty & Development Co. Ltd.	518,000	18,760,757
Sumitomo Rubber Industries Ltd.	254,900	4,858,630
Sundrug Co. Ltd.	108,000	4,979,872
Suntory Beverage & Food Ltd.	200,700	9,312,586
Suzuken Co. Ltd.	103,616	4,218,525
Suzuki Motor Corp.	498,600	28,443,083
Sysmex Corp.	227,200	18,779,837
T&D Holdings, Inc.	761,900	12,493,513
Taiheiyo Cement Corp.	175,000	6,485,433
Taisei Corp.	294,118	14,906,731
Taisho Pharmaceutical Holdings Co. Ltd.	45,957	4,170,068
Taiyo Nippon Sanso Corp.	190,200	2,764,456
Takashimaya Co. Ltd.	435,000	4,410,936
Takeda Pharmaceutical Co. Ltd.	1,032,642	58,551,539
TDK Corp.	188,025	17,014,959
Teijin Ltd.	271,668	5,335,333
Temp Holdings Co., Ltd.	258,500	6,617,975
Terumo Corp.	468,224	25,110,641
The Hachijuni Bank Ltd.	588,800	3,531,495
The Suruga Bank Ltd.	254,800	4,161,493
THK Co. Ltd.	174,700	7,539,925
Tobu Railway Co. Ltd.	282,159	8,688,299
Toho Co. Ltd.	164,454	5,319,638
Toho Gas Co. Ltd.	107,500	3,140,526
Tohoku Electric Power Co., Inc.	654,690	8,555,759
Tokio Marine Holdings, Inc.	976,600	44,739,620
Tokyo Electric Power Co., Inc. (a)	2,093,318	8,008,211
Tokyo Electron Ltd.	227,618	44,477,210
Tokyo Gas Co. Ltd.	565,679	14,134,095
Tokyo Tatemono Co. Ltd.	299,800	4,631,103
Tokyu Corp.	772,277	12,312,971
Tokyu Fudosan Holdings Corp.	746,700	5,493,663
Toppan Printing Co. Ltd.	762,013	6,509,739
Toray Industries, Inc.	2,129,683	21,510,435
Toshiba Corp. (a)	9,456,880	28,053,449
Tosoh Corp.	422,000	8,723,971
Toto Ltd.	206,092	10,831,543
Toyo Seikan Group Holdings Ltd.	238,200	3,526,787
Toyo Suisan Kaisha Ltd.	129,400	5,044,722
Toyoda Gosei Co. Ltd.	95,400	2,309,789
Toyota Industries Corp.	236,586	14,828,233
Toyota Motor Corp.	3,785,463	255,076,305
Toyota Tsusho Corp.	308,500	11,422,276
Trend Micro, Inc.	172,000	9,701,242
Tsuruha Holdings, Inc.	53,300	7,717,335
Unicharm Corp.	585,940	16,357,715
United Urban Investment Corp.	4,440	7,006,955
USS Co. Ltd.	319,000	6,547,677
West Japan Railway Co.	239,000	16,570,735
Yahoo! Japan Corp. (b)	2,053,100	9,475,577
Yakult Honsha Co. Ltd.	127,266	9,107,251
Yamada Denki Co. Ltd. (b)	905,950	5,717,752
Yamaguchi Financial Group, Inc.	287,000	3,464,312
Yamaha Corp.	241,943	10,688,768
Yamaha Motor Co. Ltd.	407,000	12,870,763
Yamato Holdings Co. Ltd.	508,532	12,659,722
Yamazaki Baking Co. Ltd.	189,400	3,685,836
Yaskawa Electric Corp.	367,700	16,912,946
Yokogawa Electric Corp.	330,100	6,654,421
Yokohama Rubber Co. Ltd.	170,400	4,184,861

TOTAL JAPAN		5,353,165,265

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	962,674	32,687,414
Eurofins Scientific SA	16,512	9,306,537
Millicom International Cellular SA (depository receipt)	95,431	6,347,941
RTL Group SA	56,493	4,947,246
SES SA (France) (depositary receipt)	527,216	8,406,406
Tenaris SA	687,854	11,870,824

TOTAL LUXEMBOURG		73,566,368

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	71
Mauritius - 0.0%
Golden Agri-Resources Ltd.	10,206,280	2,763,036
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	3,852,000	3,611,922
HKT Trust/HKT Ltd. unit	5,502,760	6,961,158

TOTAL MULTI-NATIONAL		10,573,080

Netherlands - 4.5%
ABN AMRO Group NV GDR	613,361	19,083,895
AEGON NV	2,581,846	17,924,605
AerCap Holdings NV (a)	198,234	9,834,389
Airbus Group NV	842,410	100,834,403
Akzo Nobel NV	365,124	35,569,754
Altice NV:
Class A (a)(b)	688,602	6,568,649
Class B (a)	93,528	889,846
ASML Holding NV (Netherlands)	563,104	109,818,594
CNH Industrial NV	1,483,132	19,958,435
EXOR NV	157,909	11,458,477
Ferrari NV	178,084	22,068,452
Fiat Chrysler Automobiles NV	1,560,519	32,939,541
Heineken Holding NV	166,845	16,596,293
Heineken NV (Bearer)	375,625	39,005,140
ING Groep NV (Certificaten Van Aandelen)	5,634,525	98,874,564
Koninklijke Ahold Delhaize NV	1,857,589	41,706,639
Koninklijke Boskalis Westminster NV	130,440	4,909,223
Koninklijke DSM NV	262,908	27,152,926
Koninklijke KPN NV	4,865,511	15,225,614
Koninklijke Philips Electronics NV	1,364,095	51,986,919
NN Group NV	444,413	19,812,340
NXP Semiconductors NV (a)	493,189	61,480,941
QIAGEN NV (Germany)	316,462	10,591,997
Randstad Holding NV	172,894	12,319,814
RELX NV	1,398,813	28,693,468
STMicroelectronics NV (France)	924,454	21,024,207
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,360,511	123,540,056
Vopak NV	101,732	4,785,714
Wolters Kluwer NV	430,120	21,787,267

TOTAL NETHERLANDS		986,442,162

New Zealand - 0.2%
Auckland International Airport Ltd.	1,382,859	6,432,701
Fisher & Paykel Healthcare Corp.	824,166	8,202,562
Fletcher Building Ltd.	1,005,484	4,720,759
Mercury Nz Ltd.	995,996	2,277,050
Meridian Energy Ltd.	1,868,984	3,774,152
Ryman Healthcare Group Ltd.	585,495	4,509,726
Spark New Zealand Ltd.	2,667,188	6,453,597

TOTAL NEW ZEALAND		36,370,547

Norway - 0.7%
DNB ASA	1,416,395	27,783,071
Gjensidige Forsikring ASA	289,019	5,273,652
Marine Harvest ASA (b)	606,095	11,674,974
Norsk Hydro ASA	1,949,907	13,101,436
Orkla ASA	1,186,379	13,007,723
Schibsted ASA (B Shares)	140,999	3,425,319
Statoil ASA	1,676,412	38,157,683
Telenor ASA	1,088,353	24,424,242
Yara International ASA	258,385	11,417,307

TOTAL NORWAY		148,265,407

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,992,787	11,515,392
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	32
Energias de Portugal SA	3,461,710	11,571,568
Galp Energia SGPS SA Class B	729,083	13,131,622
Jeronimo Martins SGPS SA	364,646	7,563,884

TOTAL PORTUGAL		32,267,106

Singapore - 1.3%
Ascendas Real Estate Investment Trust	3,619,183	7,207,548
CapitaCommercial Trust (REIT)	3,670,753	4,767,006
CapitaLand Ltd.	3,701,937	10,066,559
CapitaMall Trust	3,592,500	5,467,711
City Developments Ltd.	591,500	5,655,579
ComfortDelgro Corp. Ltd.	3,131,584	4,774,998
DBS Group Holdings Ltd.	2,603,208	55,945,007
Hutchison Port Holdings Trust	7,547,300	2,736,687
Jardine Cycle & Carriage Ltd.	143,530	3,999,840
Keppel Corp. Ltd.	2,113,200	12,653,633
Oversea-Chinese Banking Corp. Ltd.	4,563,886	44,660,615
Sembcorp Industries Ltd.	1,430,530	3,421,329
Singapore Airlines Ltd.	778,925	6,490,324
Singapore Airport Terminal Service Ltd.	975,400	3,814,926
Singapore Exchange Ltd.	1,158,600	6,565,073
Singapore Press Holdings Ltd.	2,320,321	4,533,238
Singapore Technologies Engineering Ltd.	2,266,761	5,808,192
Singapore Telecommunications Ltd.	11,852,327	30,084,544
StarHub Ltd.	876,200	1,646,214
Suntec (REIT)	3,642,100	5,408,476
United Overseas Bank Ltd.	1,940,460	40,646,672
UOL Group Ltd.	727,450	4,640,998
Wilmar International Ltd.	2,327,200	5,637,100
Yangzijiang Shipbuilding Holdings Ltd.	3,432,700	3,873,765

TOTAL SINGAPORE		280,506,034

Spain - 3.2%
Abertis Infraestructuras SA	1,005,102	23,984,931
ACS Actividades de Construccion y Servicios SA	347,967	11,927,898
Aena Sme SA	97,865	19,875,695
Amadeus IT Holding SA Class A	636,409	46,722,490
Banco Bilbao Vizcaya Argentaria SA	9,670,887	80,458,426
Banco de Sabadell SA	7,760,659	16,212,446
Banco Santander SA (Spain)	23,400,699	160,401,765
Bankia SA	1,781,121	8,469,730
Bankinter SA	973,459	10,699,096
CaixaBank SA	5,206,069	25,276,781
Enagas SA	328,557	8,545,577
Endesa SA	458,382	9,622,612
Ferrovial SA	705,953	15,234,156
Gamesa Corporacion Tecnologica SA (b)	344,230	5,447,236
Gas Natural SDG SA	509,512	11,657,135
Grifols SA	433,485	11,851,988
Iberdrola SA	8,422,956	61,987,249
Inditex SA	1,581,649	47,886,269
International Consolidated Airlines Group SA	143,034	1,203,638
International Consolidated Airlines Group SA CDI	740,550	6,207,950
MAPFRE SA (Reg.)	1,574,960	5,284,732
Red Electrica Corporacion SA	629,428	12,246,667
Repsol SA	1,817,073	32,284,753
Telefonica SA	6,776,442	65,771,609

TOTAL SPAIN		699,260,829

Sweden - 2.6%
Alfa Laval AB	423,805	10,180,340
ASSA ABLOY AB (B Shares)	1,453,305	32,457,787
Atlas Copco AB:
(A Shares)	973,477	41,409,006
(B Shares)	565,920	21,395,291
Boliden AB	396,096	14,005,108
Electrolux AB (B Shares)	349,988	11,490,105
Essity AB Class B	878,959	24,056,915
Getinge AB (B Shares)	330,509	4,160,993
H&M Hennes & Mauritz AB (B Shares) (b)	1,376,792	22,717,293
Hexagon AB (B Shares)	374,927	21,919,216
Husqvarna AB (B Shares)	601,141	6,415,256
ICA Gruppen AB (b)	118,036	4,210,950
Industrivarden AB (C Shares)	241,249	5,755,067
Investor AB (B Shares)	660,141	29,652,342
Kinnevik AB (B Shares)	340,844	12,439,704
Lundbergfoeretagen AB	55,556	4,145,226
Lundin Petroleum AB	270,128	6,307,486
Nordea Bank AB	4,405,514	49,992,636
Sandvik AB	1,637,105	30,306,885
Securitas AB (B Shares)	451,730	7,761,227
Skandinaviska Enskilda Banken AB (A Shares)	2,204,307	25,870,745
Skanska AB (B Shares)	491,101	9,766,582
SKF AB (B Shares)	549,643	11,488,039
Svenska Handelsbanken AB (A Shares)	2,215,283	30,309,273
Swedbank AB (A Shares)	1,313,606	32,971,887
Swedish Match Co. AB	262,547	11,152,274
Tele2 AB (B Shares)	523,429	6,190,876
Telefonaktiebolaget LM Ericsson (B Shares)	4,456,013	29,809,052
TeliaSonera AB	4,086,180	19,300,961
Volvo AB (B Shares)	2,266,903	42,622,133

TOTAL SWEDEN		580,260,655

Switzerland - 7.8%
ABB Ltd. (Reg.)	2,672,450	64,669,969
Adecco SA (Reg.)	235,453	18,914,259
Baloise Holdings AG	70,482	11,088,312
Barry Callebaut AG	3,197	6,308,806
Clariant AG (Reg.)	335,332	8,368,201
Coca-Cola HBC AG	263,439	8,612,384
Compagnie Financiere Richemont SA Series A	756,793	66,363,597
Credit Suisse Group AG	3,521,414	64,801,704
Dufry AG(a)	50,726	7,276,909
Ems-Chemie Holding AG	11,811	7,528,842
Galenica AG	70,326	9,877,328
Geberit AG (Reg.)	53,715	24,250,077
Givaudan SA	13,390	30,447,155
Julius Baer Group Ltd.	324,755	21,093,822
Kuehne & Nagel International AG	78,595	12,823,852
Lafargeholcim Ltd. (Reg.)	659,938	38,468,092
Lindt & Spruengli AG	148	10,668,385
Lindt & Spruengli AG (participation certificate)	1,523	9,111,850
Lonza Group AG	108,058	27,377,528
Nestle SA (Reg. S)	4,512,869	358,552,244
Novartis AG	3,225,731	269,096,417
Pargesa Holding SA	56,049	4,947,975
Partners Group Holding AG	25,207	18,269,568
Roche Holding AG (participation certificate)	1,018,836	235,330,740
Schindler Holding AG:
(participation certificate)	59,126	13,814,966
(Reg.)	29,070	6,562,229
SGS SA (Reg.)	7,742	19,648,664
Sika AG	3,120	25,585,086
Sonova Holding AG Class B	76,026	11,883,318
Straumann Holding AG	14,901	10,037,828
Swatch Group AG (Bearer)	44,778	18,873,437
Swatch Group AG (Bearer) (Reg.)	80,169	6,406,213
Swiss Life Holding AG	47,230	17,055,851
Swiss Prime Site AG	103,214	9,628,055
Swiss Re Ltd.	456,099	46,405,623
Swisscom AG	37,589	20,296,591
UBS Group AG	5,307,868	100,583,468
Zurich Insurance Group AG	219,517	72,176,166

TOTAL SWITZERLAND		1,713,205,511

United Kingdom - 15.5%
3i Group PLC	1,410,651	18,145,242
Admiral Group PLC	289,849	7,342,768
Anglo American PLC (United Kingdom) (b)	1,934,102	46,841,287
Antofagasta PLC	570,229	6,779,150
Ashtead Group PLC	723,537	20,854,280
Associated British Foods PLC	516,659	18,625,523
AstraZeneca PLC (United Kingdom)	1,835,782	120,156,086
Auto Trader Group PLC (c)	1,388,068	6,960,918
Aviva PLC	5,818,157	40,304,029
Babcock International Group PLC	366,615	3,273,006
BAE Systems PLC	4,619,012	36,660,907
Barclays PLC	24,716,765	71,916,853
Barratt Developments PLC	1,470,378	10,866,664
Berkeley Group Holdings PLC	186,886	9,890,364
BHP Billiton PLC	3,060,477	62,130,702
BP PLC	28,687,573	186,462,396
British American Tobacco PLC (United Kingdom)	3,326,106	196,315,095
British Land Co. PLC	1,383,061	11,900,919
BT Group PLC	12,224,597	40,343,468
Bunzl PLC	487,586	13,086,805
Burberry Group PLC	618,588	12,980,965
Capita Group PLC	949,634	2,291,411
Carnival PLC	268,467	17,669,503
Centrica PLC	8,125,706	15,942,375
Cobham PLC (a)	3,474,284	5,393,530
Coca-Cola European Partners PLC (b)	316,842	12,046,333
Compass Group PLC	2,294,892	48,755,461
ConvaTec Group PLC (c)	1,985,975	5,587,358
Croda International PLC	190,847	12,076,098
Diageo PLC	3,617,289	122,736,731
Direct Line Insurance Group PLC	1,984,768	10,438,216
easyJet PLC	228,304	5,242,000
Fresnillo PLC	319,138	5,332,033
G4S PLC (United Kingdom)	2,237,565	8,046,259
GKN PLC	2,494,779	15,022,053
GlaxoSmithKline PLC	7,132,580	127,913,833
Hammerson PLC	1,147,831	7,035,384
Hargreaves Lansdown PLC	376,395	8,903,107
HSBC Holdings PLC (United Kingdom)	28,995,377	285,148,676
IMI PLC	395,156	6,633,008
Imperial Tobacco Group PLC	1,383,526	49,673,205
InterContinental Hotel Group PLC	261,441	16,845,770
Intertek Group PLC	233,963	15,776,640
Investec PLC	965,895	8,378,348
ITV PLC	5,261,909	11,534,894
J Sainsbury PLC	2,375,052	8,442,720
John Wood Group PLC	978,147	8,147,020
Johnson Matthey PLC	281,428	12,094,063
Kingfisher PLC	3,147,559	15,491,641
Land Securities Group PLC	1,075,330	13,664,819
Legal & General Group PLC	8,644,990	31,143,035
Lloyds Banking Group PLC	104,361,038	98,603,656
London Stock Exchange Group PLC	452,547	24,985,829
Marks & Spencer Group PLC	2,346,547	9,502,625
Mediclinic International PLC (b)	537,156	4,359,588
Meggitt PLC	1,124,640	6,970,196
Merlin Entertainments PLC (c)	1,037,153	4,846,341
Micro Focus International PLC	631,368	17,813,941
Mondi PLC	533,101	13,867,782
National Grid PLC	4,904,558	49,636,210
Next PLC	212,362	14,162,391
Old Mutual PLC	7,154,271	24,988,804
Pearson PLC	1,172,481	11,807,569
Persimmon PLC	447,495	15,997,293
Prudential PLC	3,750,319	93,971,987
Reckitt Benckiser Group PLC	969,206	76,932,102
RELX PLC	1,540,458	31,584,629
Rio Tinto PLC	1,759,377	94,310,997
Rolls-Royce Holdings PLC	2,402,104	27,629,969
Royal Bank of Scotland Group PLC (a)	5,203,988	19,073,584
Royal Dutch Shell PLC:
Class A (United Kingdom)	6,589,181	208,093,840
Class B (United Kingdom)	5,432,683	172,320,451
Royal Mail PLC	1,310,691	10,095,744
RSA Insurance Group PLC	1,485,800	12,885,750
Sage Group PLC	1,568,456	14,872,221
Schroders PLC	179,192	8,449,617
Scottish & Southern Energy PLC	1,472,795	24,750,513
Segro PLC	1,457,504	11,440,868
Severn Trent PLC	342,262	8,015,601
SKY PLC	1,494,770	27,597,725
Smith & Nephew PLC	1,267,356	22,126,598
Smiths Group PLC	574,798	12,551,169
St. James's Place Capital PLC	769,508	12,163,450
Standard Chartered PLC (United Kingdom)	4,779,446	52,989,833
Standard Life PLC	3,886,410	19,631,741
Taylor Wimpey PLC	4,745,100	12,092,029
Tesco PLC	11,876,650	34,364,688
The Weir Group PLC	326,810	9,118,945
Travis Perkins PLC	363,969	6,406,634
Unilever PLC	1,799,496	92,526,808
United Utilities Group PLC	984,654	9,016,003
Vodafone Group PLC	38,591,613	107,886,474
Vodafone Group PLC sponsored ADR	8,775	248,420
Whitbread PLC	266,315	14,193,851
WM Morrison Supermarkets PLC	3,227,157	10,011,225

TOTAL UNITED KINGDOM		3,410,138,642

TOTAL COMMON STOCKS
(Cost $19,076,521,716)		21,519,301,672

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	320,692	40,155,059
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	79,521	7,180,837
Fuchs Petrolub AG	101,396	5,738,025
Henkel AG & Co. KGaA	258,134	34,245,713
Porsche Automobil Holding SE (Germany)	222,119	18,502,418
Volkswagen AG	269,471	52,422,469

TOTAL GERMANY		118,089,462

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	8,919,992	6,792,783
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $126,126,933)		165,037,304
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.34% to 1.43% 3/22/18 to 5/31/18 (e)
(Cost $36,917,792)	37,000,000	36,909,039
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.41% (f)	277,889,727	277,945,305
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	297,568,625	297,598,382
TOTAL MONEY MARKET FUNDS
(Cost $575,557,850)		575,543,687
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $19,815,124,291)		22,296,791,702
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(262,367,014)
NET ASSETS - 100%		$22,034,424,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	6	March 2018	$701,244	$(16)	$(16)
Eurex Dax Index Contracts (Germany)	1	March 2018	379,191	806	806
Eurex Euro Stoxx 50 Index Contracts (Germany)	45	March 2018	1,887,462	(94)	(94)
Euronext CAC 40 10 Index Contracts (France)	5	March 2018	324,459	216	216
HKFE Hang Seng Index Contracts (Hong Kong)	1	March 2018	198,265	(4)	(4)
ICE E-mini MSCI EAFE Index Contracts (United States)	3,447	March 2018	350,990,775	(16,921,755)	(16,921,755)
ICE FTSE 100 Index Contracts (United Kingdom)	15	March 2018	1,492,205	827	827
MSCI Sing IX ETS Index Contracts (Singapore)	5	March 2018	151,217	(1,340)	(1,340)
OMX Stockholm 30 Index Contracts (Sweden)	12	March 2018	227,662	(387)	(387)
TSE TOPIX Index Contracts (Japan)	11	March 2018	1,822,766	(16,828)	(16,828)
TOTAL FUTURES CONTRACTS					$(16,938,575)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
JPY	730,000,000	USD	6,502,176	Goldman Sachs Bank USA	3/9/18	$343,420
JPY	300,000,000	USD	2,681,325	Goldman Sachs Bank USA	3/9/18	131,934
JPY	1,140,000,000	USD	10,167,832	Goldman Sachs Bank USA	3/9/18	522,551
JPY	280,000,000	USD	2,489,969	Goldman Sachs Bank USA	3/9/18	135,739
JPY	380,000,000	USD	3,394,554	Goldman Sachs Bank USA	3/9/18	168,907
JPY	300,000,000	USD	2,697,361	Goldman Sachs Bank USA	3/9/18	115,897
JPY	320,000,000	USD	2,884,817	Goldman Sachs Bank USA	3/9/18	115,993
JPY	570,000,000	USD	5,162,436	Goldman Sachs Bank USA	3/9/18	182,756
JPY	760,000,000	USD	6,881,795	Goldman Sachs Bank USA	3/9/18	245,127
JPY	400,000,000	USD	3,666,872	Goldman Sachs Bank USA	3/9/18	84,140
JPY	570,000,000	USD	5,251,549	Goldman Sachs Bank USA	3/9/18	93,642
JPY	290,000,000	USD	2,660,385	Goldman Sachs Bank USA	3/9/18	59,099
JPY	190,000,000	USD	1,739,600	Goldman Sachs Bank USA	3/9/18	42,130
JPY	350,000,000	USD	3,197,597	Goldman Sachs Bank USA	3/9/18	84,538
JPY	60,000,000	USD	550,400	Goldman Sachs Bank USA	3/9/18	12,252
JPY	230,000,000	USD	2,053,689	Goldman Sachs Bank USA	3/9/18	103,143
USD	3,381,834	JPY	370,000,000	Goldman Sachs Bank USA	3/9/18	(87,852)
USD	34,899,503	JPY	3,700,000,000	Goldman Sachs Bank USA	3/9/18	202,645
USD	26,033,022	JPY	2,800,000,000	Goldman Sachs Bank USA	3/9/18	(224,059)
AUD	1,100,000	USD	836,215	Goldman Sachs Bank USA	3/16/18	18,171
AUD	4,000,000	USD	3,059,228	Goldman Sachs Bank USA	3/16/18	47,628
AUD	2,800,000	USD	2,147,135	Goldman Sachs Bank USA	3/16/18	27,664
AUD	900,000	USD	707,526	Goldman Sachs Bank USA	3/16/18	(8,483)
AUD	1,300,000	USD	1,016,636	Goldman Sachs Bank USA	3/16/18	(6,908)
AUD	1,300,000	USD	1,019,454	Goldman Sachs Bank USA	3/16/18	(9,725)
AUD	1,200,000	USD	946,928	Goldman Sachs Bank USA	3/16/18	(14,872)
AUD	1,900,000	USD	1,519,856	Goldman Sachs Bank USA	3/16/18	(44,099)
AUD	1,900,000	USD	1,519,848	Goldman Sachs Bank USA	3/16/18	(44,091)
AUD	1,700,000	USD	1,368,769	Goldman Sachs Bank USA	3/16/18	(48,355)
AUD	200,000	USD	161,807	Goldman Sachs Bank USA	3/16/18	(6,465)
AUD	2,500,000	USD	2,021,238	Goldman Sachs Bank USA	3/16/18	(79,453)
AUD	1,200,000	USD	966,898	Goldman Sachs Bank USA	3/16/18	(34,841)
AUD	1,700,000	USD	1,344,209	Goldman Sachs Bank USA	3/16/18	(23,795)
AUD	600,000	USD	468,709	Goldman Sachs Bank USA	3/16/18	(2,680)
AUD	1,000,000	USD	766,424	Goldman Sachs Bank USA	3/16/18	10,290
EUR	2,300,000	USD	2,737,028	Goldman Sachs Bank USA	3/16/18	72,246
EUR	7,200,000	USD	8,509,068	Goldman Sachs Bank USA	3/16/18	285,180
EUR	10,300,000	USD	12,219,189	Goldman Sachs Bank USA	3/16/18	361,472
EUR	2,400,000	USD	2,905,027	Goldman Sachs Bank USA	3/16/18	26,389
EUR	3,500,000	USD	4,192,836	Goldman Sachs Bank USA	3/16/18	82,146
EUR	3,100,000	USD	3,714,491	Goldman Sachs Bank USA	3/16/18	71,921
EUR	2,700,000	USD	3,268,377	Goldman Sachs Bank USA	3/16/18	29,466
EUR	1,900,000	USD	2,338,153	Goldman Sachs Bank USA	3/16/18	(17,449)
EUR	5,500,000	USD	6,752,048	Goldman Sachs Bank USA	3/16/18	(34,219)
EUR	3,200,000	USD	3,933,728	Goldman Sachs Bank USA	3/16/18	(25,173)
EUR	1,700,000	USD	2,098,846	Goldman Sachs Bank USA	3/16/18	(22,426)
EUR	700,000	USD	871,394	Goldman Sachs Bank USA	3/16/18	(16,398)
EUR	3,000,000	USD	3,715,872	Goldman Sachs Bank USA	3/16/18	(51,602)
EUR	6,100,000	USD	7,611,037	Goldman Sachs Bank USA	3/16/18	(160,355)
EUR	2,700,000	USD	3,356,934	Goldman Sachs Bank USA	3/16/18	(59,091)
EUR	700,000	USD	877,546	Goldman Sachs Bank USA	3/16/18	(22,550)
EUR	4,700,000	USD	5,832,714	Goldman Sachs Bank USA	3/16/18	(92,024)
EUR	1,500,000	USD	1,843,875	Goldman Sachs Bank USA	3/16/18	(11,740)
EUR	2,100,000	USD	2,495,161	Goldman Sachs Bank USA	3/16/18	69,828
GBP	1,500,000	USD	2,018,334	Goldman Sachs Bank USA	3/16/18	48,200
GBP	3,800,000	USD	5,088,451	Goldman Sachs Bank USA	3/16/18	146,769
GBP	5,900,000	USD	7,912,230	Goldman Sachs Bank USA	3/16/18	216,137
GBP	1,400,000	USD	1,900,842	Goldman Sachs Bank USA	3/16/18	27,923
GBP	1,700,000	USD	2,301,127	Goldman Sachs Bank USA	3/16/18	40,945
GBP	1,800,000	USD	2,432,047	Goldman Sachs Bank USA	3/16/18	47,794
GBP	1,800,000	USD	2,443,018	Goldman Sachs Bank USA	3/16/18	36,823
GBP	3,600,000	USD	5,019,088	Goldman Sachs Bank USA	3/16/18	(59,406)
GBP	3,200,000	USD	4,451,997	Goldman Sachs Bank USA	3/16/18	(43,391)
GBP	1,800,000	USD	2,567,437	Goldman Sachs Bank USA	3/16/18	(87,596)
GBP	300,000	USD	420,487	Goldman Sachs Bank USA	3/16/18	(7,180)
GBP	3,400,000	USD	4,830,560	Goldman Sachs Bank USA	3/16/18	(146,416)
GBP	1,300,000	USD	1,848,166	Goldman Sachs Bank USA	3/16/18	(57,170)
GBP	600,000	USD	856,083	Goldman Sachs Bank USA	3/16/18	(29,469)
GBP	2,500,000	USD	3,493,268	Goldman Sachs Bank USA	3/16/18	(49,044)
GBP	800,000	USD	1,111,838	Goldman Sachs Bank USA	3/16/18	(9,686)
GBP	1,300,000	USD	1,748,549	Goldman Sachs Bank USA	3/16/18	42,447
SEK	3,100,000	USD	371,772	Goldman Sachs Bank USA	3/16/18	2,740
SEK	6,400,000	USD	761,414	Goldman Sachs Bank USA	3/16/18	11,773
SEK	11,000,000	USD	1,304,896	Goldman Sachs Bank USA	3/16/18	24,020
SEK	6,000,000	USD	732,188	Goldman Sachs Bank USA	3/16/18	(7,325)
SEK	3,100,000	USD	379,704	Goldman Sachs Bank USA	3/16/18	(5,192)
SEK	3,400,000	USD	420,274	Goldman Sachs Bank USA	3/16/18	(9,518)
SEK	4,800,000	USD	599,548	Goldman Sachs Bank USA	3/16/18	(19,657)
SEK	8,400,000	USD	1,064,445	Goldman Sachs Bank USA	3/16/18	(49,637)
SEK	7,700,000	USD	982,078	Goldman Sachs Bank USA	3/16/18	(51,837)
SEK	2,600,000	USD	330,098	Goldman Sachs Bank USA	3/16/18	(15,991)
SEK	1,700,000	USD	211,306	Goldman Sachs Bank USA	3/16/18	(5,928)
SEK	2,600,000	USD	310,591	Goldman Sachs Bank USA	3/16/18	3,517
USD	11,191,847	AUD	14,100,000	Goldman Sachs Bank USA	3/16/18	240,179
USD	8,740,704	AUD	11,200,000	Goldman Sachs Bank USA	3/16/18	41,507
USD	3,215,053	EUR	2,600,000	Goldman Sachs Bank USA	3/16/18	39,353
USD	42,950,323	EUR	34,300,000	Goldman Sachs Bank USA	3/16/18	1,055,502
USD	34,774,068	EUR	28,400,000	Goldman Sachs Bank USA	3/16/18	85,645
USD	1,805,452	GBP	1,300,000	Goldman Sachs Bank USA	3/16/18	14,456
USD	28,075,935	GBP	19,900,000	Goldman Sachs Bank USA	3/16/18	659,917
USD	21,515,643	GBP	15,500,000	Goldman Sachs Bank USA	3/16/18	161,458
USD	3,913,255	SEK	31,000,000	Goldman Sachs Bank USA	3/16/18	168,128
USD	3,624,792	SEK	29,800,000	Goldman Sachs Bank USA	3/16/18	24,638
JPY	196,000,000	USD	1,836,688	Goldman Sachs Bank USA	6/8/18	13,199
EUR	2,100,000	USD	2,587,043	Goldman Sachs Bank USA	6/15/18	(3,969)
GBP	1,100,000	USD	1,535,525	Goldman Sachs Bank USA	6/15/18	(13,993)
SEK	1,900,000	USD	232,544	Goldman Sachs Bank USA	6/15/18	(1,358)
AUD	900,000	USD	701,921	Goldman Sachs Bank USA	6/21/18	(2,617)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$5,074,299
					Unrealized Appreciation	6,899,384
					Unrealized Depreciation	(1,825,085)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,380,609 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,062,975.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,340,023
Fidelity Securities Lending Cash Central Fund	2,913,014
Total	$6,253,037

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,732,814,977	$9,777,663	$2,723,037,314	$--
Consumer Staples	2,320,105,127	12,046,333	2,308,058,794	--
Energy	1,124,589,393	--	1,124,589,393	--
Financials	4,715,880,748	27,613,747	4,688,266,898	103
Health Care	2,169,831,544	37,517,374	2,132,314,170	--
Industrials	3,180,799,341	21,143,311	3,159,656,030	--
Information Technology	1,436,723,001	89,710,004	1,347,012,997	--
Materials	1,774,936,347	14,205,695	1,760,730,652	--
Real Estate	748,556,520	3,053,163	745,503,357	--
Telecommunication Services	831,215,500	11,265,725	819,949,775	--
Utilities	648,886,478	6,051,202	642,835,276	--
Government Obligations	36,909,039	--	36,909,039	--
Money Market Funds	575,543,687	575,543,687	--	--
Total Investments in Securities:	$22,296,791,702	$807,927,904	$21,488,863,695	$103
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$6,899,384	$--	$6,899,384	$--
Futures Contracts	1,849	1,849	--	--
Total Assets	$6,901,233	$1,849	$6,899,384	$--
Liabilities
Forward Foreign Currency Contracts	$(1,825,085)	$--	$(1,825,085)	$--
Futures Contracts	(16,940,424)	(16,940,424)	--	--
Total Liabilities	$(18,765,509)	$(16,940,424)	$(1,825,085)	$--
Total Derivative Instruments:	$(11,864,276)	$(16,938,575)	$5,074,299	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$8,468,275,884
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,849	$(16,940,424)
Total Equity Risk	1,849	(16,940,424)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	6,899,384	(1,825,085)
Total Foreign Exchange Risk	6,899,384	(1,825,085)
Total Value of Derivatives	$6,901,233	$(18,765,509)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $280,758,461) — See accompanying schedule: Unaffiliated issuers (cost $19,239,566,441)	$21,721,248,015
Fidelity Central Funds (cost $575,557,850)	575,543,687
Total Investment in Securities (cost $19,815,124,291)		$22,296,791,702
Foreign currency held at value (cost $4,996,227)		4,988,200
Receivable for investments sold		623,842
Unrealized appreciation on forward foreign currency contracts		6,899,384
Receivable for fund shares sold		53,918,066
Dividends receivable		93,279,996
Distributions receivable from Fidelity Central Funds		676,424
Other receivables		484
Total assets		22,457,178,098
Liabilities
Payable for investments purchased	$106,186,715
Unrealized depreciation on forward foreign currency contracts	1,825,085
Payable for fund shares redeemed	12,742,496
Accrued management fee	846,679
Payable for daily variation margin on futures contracts	3,305,971
Other affiliated payables	224,248
Other payables and accrued expenses	25,432
Collateral on securities loaned	297,596,784
Total liabilities		422,753,410
Net Assets		$22,034,424,688
Net Assets consist of:
Paid in capital		$19,984,433,611
Undistributed net investment income		16,444,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(438,764,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,472,310,724
Net Assets		$22,034,424,688
Investor Class:
Net Asset Value, offering price and redemption price per share ($692,387,948 ÷ 16,073,375 shares)		$43.08
Premium Class:
Net Asset Value, offering price and redemption price per share ($11,462,485,706 ÷ 266,057,656 shares)		$43.08
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,065,012,477 ÷ 71,132,447 shares)		$43.09
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,814,538,557 ÷ 158,156,886 shares)		$43.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Dividends		$594,530,351
Interest		177,313
Income from Fidelity Central Funds (including $2,913,014 from security lending)		6,253,037
Income before foreign taxes withheld		600,960,701
Less foreign taxes withheld		(52,671,907)
Total income		548,288,794
Expenses
Management fee	$9,301,258
Transfer agent fees	3,254,815
Independent trustees' fees and expenses	73,075
Miscellaneous	56,726
Total expenses before reductions	12,685,874
Expense reductions	(1,190)	12,684,684
Net investment income (loss)		535,604,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,303,228
Redemptions in-kind with affiliated entities	320,859,246
Fidelity Central Funds	(1,498)
Forward foreign currency contracts	2,896,331
Foreign currency transactions	1,740,537
Futures contracts	64,894,294
Total net realized gain (loss)		446,692,138
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,385,863,193
Fidelity Central Funds	(14,142)
Forward foreign currency contracts	4,745,850
Assets and liabilities in foreign currencies	5,515,927
Futures contracts	(18,753,143)
Total change in net unrealized appreciation (depreciation)		2,377,357,685
Net gain (loss)		2,824,049,823
Net increase (decrease) in net assets resulting from operations		$3,359,653,933

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$535,604,110	$460,796,868
Net realized gain (loss)	446,692,138	27,754,673
Change in net unrealized appreciation (depreciation)	2,377,357,685	1,696,026,072
Net increase (decrease) in net assets resulting from operations	3,359,653,933	2,184,577,613
Distributions to shareholders from net investment income	(492,684,873)	(439,896,097)
Distributions to shareholders from net realized gain	(29,746,994)	(13,514,538)
Total distributions	(522,431,867)	(453,410,635)
Share transactions - net increase (decrease)	2,878,191,351	983,873,064
Redemption fees	–	491,955
Total increase (decrease) in net assets	5,715,413,417	2,715,531,997
Net Assets
Beginning of period	16,319,011,271	13,603,479,274
End of period	$22,034,424,688	$16,319,011,271
Other Information
Undistributed net investment income end of period	$16,444,387	$11,169,228

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.81	$39.75	$41.19	$35.31
Income from Investment Operations
Net investment income (loss)B	1.08	1.06	1.11	1.13	1.35C
Net realized and unrealized gain (loss)	6.15	4.05	(7.10)	(1.31)	5.53
Total from investment operations	7.23	5.11	(5.99)	(.18)	6.88
Distributions from net investment income	(.97)	(1.01)	(.95)	(1.26)	(.96)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.03)	(1.04)	(.95)	(1.26)	(1.00)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.08	$36.88	$32.81	$39.75	$41.19
Total ReturnE	19.65%	15.72%	(15.24)%	(.29)%	19.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	2.60%	2.97%	2.92%	2.83%	3.52%C
Supplemental Data
Net assets, end of period (000 omitted)	$692,388	$740,317	$2,652,101	$2,972,698	$2,640,165
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	1.12	1.10	1.14	1.17	1.38C
Net realized and unrealized gain (loss)	6.15	4.03	(7.10)	(1.32)	5.54
Total from investment operations	7.27	5.13	(5.96)	(.15)	6.92
Distributions from net investment income	(1.01)	(1.04)	(.98)	(1.29)	(.99)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.07)	(1.07)	(.98)	(1.29)	(1.03)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.08	$36.88	$32.82	$39.76	$41.20
Total ReturnE	19.77%	15.80%	(15.17)%	(.21)%	19.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.11%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.09%	.12%	.12%	.12%
Expenses net of all reductions	.07%	.09%	.12%	.12%	.12%
Net investment income (loss)	2.70%	3.07%	3.00%	2.91%	3.60%C
Supplemental Data
Net assets, end of period (000 omitted)	$11,462,486	$8,719,903	$7,677,907	$8,304,964	$7,201,814
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.89	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	1.13	1.11	1.16	1.18	1.40C
Net realized and unrealized gain (loss)	6.15	4.04	(7.10)	(1.31)	5.54
Total from investment operations	7.28	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(1.02)	(1.05)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.08)	(1.08)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.09	$36.89	$32.82	$39.76	$41.20
Total ReturnE	19.78%	15.87%	(15.13)%	(.16)%	19.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.07%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.72%	3.10%	3.05%	2.96%	3.65%C
Supplemental Data
Net assets, end of period (000 omitted)	$3,065,012	$2,097,193	$1,539,389	$1,994,854	$1,595,562
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	1.13	1.11	1.16	1.19	1.41C
Net realized and unrealized gain (loss)	6.16	4.04	(7.10)	(1.32)	5.53
Total from investment operations	7.29	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(1.02)	(1.06)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	(.06)	(.03)	–	–	(.04)
Total distributions	(1.08)	(1.09)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$43.09	$36.88	$32.82	$39.76	$41.20
Total ReturnE	19.82%	15.85%	(15.12)%	(.15)%	19.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.06%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.72%	3.11%	3.06%	2.97%	3.66%C
Supplemental Data
Net assets, end of period (000 omitted)	$6,814,539	$4,761,598	$1,734,082	$1,797,254	$1,651,834
Portfolio turnover rateH	2%I	2%	1%I	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class and Institutional Premium Class shares. Fidelity International Index Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index	$32,566,122,202	$21,566,678,395	$(2,213,222,288)	$19,353,456,107
Fidelity Extended Market Index	19,043,393,725	8,254,631,831	(2,094,299,677)	6,160,332,154
Fidelity International Index	19,931,969,224	4,834,875,961	(2,470,273,352)	2,364,602,609

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index	$166,295,610	$10,153,127	$–	$19,353,456,107
Fidelity Extended Market Index	19,239,714	–	–	6,160,332,154
Fidelity International Index	21,638,812	–	(338,757,934)	2,367,110,198

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2019	Total with expiration
Fidelity International Index	(49,793,394)	(49,793,394)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Index	(–)	(288,964,540)	(288,964,540)	(338,757,934)

Fidelity Extended Market Index intends to elect to defer to its next fiscal year $3,369,398 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

The tax character of distributions paid was as follows:

February 28, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$812,794,970	$281,788,828	$1,094,583,798
Fidelity Extended Market Index	272,772,146	883,666,934	1,156,439,080
Fidelity International Index	522,431,867	–	522,431,867

February 28, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$661,174,259	$207,363,556	$868,537,815
Fidelity Extended Market Index	248,067,868	593,861,231	841,929,099
Fidelity International Index	453,410,634	–	453,410,634

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$41,722,764	$(5,481,555)
Total Equity Risk	41,722,764	(5,481,555)
Totals	$41,722,764	$(5,481,555)
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$7,897,918	$(3,861,045)
Total Equity Risk	7,897,918	(3,861,045)
Totals	$7,897,918	$(3,861,045)
Fidelity International Index
Equity Risk
Futures Contracts	$64,894,294	$(18,753,143)
Total Equity Risk	64,894,294	(18,753,143)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$2,896,331	$4,745,850
Total Foreign Exchange Risk	2,896,331	4,745,850
Totals	$67,790,625	$(14,007,293)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and are representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	5,253,936,917	806,206,356
Fidelity Extended Market Index	2,856,636,057	2,221,800,257
Fidelity International Index	3,763,092,914	365,146,314

Exchanges In-Kind. During the period, investments and cash received in-kind through subscriptions totaled $172,362,566 in exchange for 4,418,420 shares of Fidelity International Index. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015% and .045% of Fidelity Total Market Index Fund and Fidelity Extended Market Index Fund's average net assets, respectively. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .045% of Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .047% of Fidelity International Index Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.035%	.030%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.16%	.06%	.05%	.045%	n/a

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective August 1, 2017, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective August 1, 2017	Paid by Class Prior to August 1, 2017
Fidelity Total Market Index
Investor Class	.075%	.075%	.075%
Premium Class	.045%	.02%	.030%
Institutional Class	.035%	.015%	.02%
Institutional Premium Class	.015%	–%	–%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.055%
Premium Class	.045%	.025%	.025%
Institutional Premium Class	.015%	–%	–%
Fidelity International Index
Investor Class	.21%	.115%	.14%
Premium Class	.11%	.015%	.03%
Institutional Class	.035%	.005%	.01%
Institutional Premium Class	.015%	–%	–%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Total Market Index
Investor Class	$575,374.075
Premium Class	6,084,353.024
Institutional Class	457,660.017
Institutional Premium Class	–	–
	$7,117,387
Fidelity Extended Market Index
Investor Class	$419,597.055
Premium Class	4,223,308.025
Institutional Premium Class	–	–
	$4,642,905
Fidelity International Index
Investor Class	$902,982.126
Premium Class	2,163,056.021
Institutional Class	188,777.007
Institutional Premium Class	–	–
	$3,254,815

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index	Borrower	$22,219,522	1.52%	$21,631

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemption In-Kind. During the period, 14,197,390 shares of the Fidelity International Index held by an affiliated entity were redeemed in kind for cash and investments with a value of $621,987,635. The net realized gain of $320,859,246 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$130,935
Fidelity Extended Market Index	60,635
Fidelity International Index	56,726

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$14,565
Fidelity Extended Market Index	32,928
Fidelity International Index	1,190

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2018	Year ended February 28, 2017
Fidelity Total Market Index
From net investment income
Investor Class	$12,586,670	$16,896,705
Premium Class	435,270,799	378,185,569
Institutional Class	44,873,287	34,361,091
Institutional Premium Class	94,317,041	64,762,437
Class F	191,676,053	155,686,891
Total	$778,723,850	$649,892,693
From net realized gain
Investor Class	$5,321,710	$7,085,516
Premium Class	177,589,449	129,533,088
Institutional Class	18,221,313	11,106,621
Institutional Premium Class	37,888,601	19,355,949
Class F	76,838,875	51,563,948
Total	$315,859,948	$218,645,122
Fidelity Extended Market Index
From net investment income
Investor Class	$9,206,140	$11,793,290
Premium Class	220,109,370	197,507,483
Institutional Premium Class	35,451,606	26,821,111
Total	$264,767,116	$236,121,884
From net realized gain
Investor Class	$32,438,665	$32,816,744
Premium Class	743,291,615	506,502,591
Institutional Premium Class	115,941,684	66,487,880
Total	$891,671,964	$605,807,215
Fidelity International Index
From net investment income
Investor Class	$15,703,123	$24,076,149
Premium Class	258,467,735	233,531,573
Institutional Class	65,473,787	59,351,711
Institutional Premium Class	153,040,228	122,936,664
Total	$492,684,873	$439,896,097
From net realized gain
Investor Class	$986,439	$671,052
Premium Class	15,621,751	7,150,508
Institutional Class	3,939,343	1,834,835
Institutional Premium Class	9,199,461	3,858,143
Total	$29,746,994	$13,514,538

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017
Fidelity Total Market Index
Investor Class
Shares sold	6,491,579	8,795,818	$473,077,417	$548,532,660
Reinvestment of distributions	227,908	367,701	16,995,879	23,024,663
Shares redeemed	(7,266,119)	(33,293,575)	(529,723,284)	(2,016,144,611)
Net increase (decrease)	(546,632)	(24,130,056)	$(39,649,988)	$(1,444,587,288)
Premium Class
Shares sold	59,682,692	72,938,672	$4,353,636,860	$4,593,828,256
Reinvestment of distributions	7,372,266	7,020,226	550,334,111	448,347,863
Shares redeemed	(54,136,097)	(79,548,075)	(3,981,489,838)	(4,899,234,191)
Net increase (decrease)	12,918,861	410,823	$922,481,133	$142,941,928
Institutional Class
Shares sold	17,997,705	18,325,311	$1,330,831,506	$1,130,684,794
Reinvestment of distributions	732,368	632,945	54,656,693	40,590,795
Shares redeemed	(9,961,881)	(6,254,614)	(724,114,212)	(386,019,299)
Net increase (decrease)	8,768,192	12,703,642	$661,373,987	$785,256,290
Institutional Premium Class
Shares sold	19,386,022	61,769,845	$1,424,547,920	$3,765,300,121
Reinvestment of distributions	1,770,295	1,300,415	132,205,306	84,118,042
Shares redeemed	(10,876,497)	(8,839,371)	(794,477,913)	(559,041,660)
Net increase (decrease)	10,279,820	54,230,889	$762,275,313	$3,290,376,503
Class F
Shares sold	36,022,682	31,179,343	$2,617,551,668	$1,951,312,863
Reinvestment of distributions	3,591,887	3,238,153	268,514,928	207,250,839
Shares redeemed	(10,934,635)	(22,327,967)	(823,156,173)	(1,432,285,287)
Net increase (decrease)	28,679,934	12,089,529	$2,062,910,423	$726,278,415
Fidelity Extended Market Index
Investor Class
Shares sold	3,991,694	6,711,795	$239,037,979	$357,617,521
Reinvestment of distributions	675,931	807,669	40,774,046	43,536,543
Shares redeemed	(7,533,841)	(23,767,851)	(452,172,226)	(1,235,806,632)
Net increase (decrease)	(2,866,216)	(16,248,387)	$(172,360,201)	$(834,652,568)
Premium Class
Shares sold	63,342,564	66,990,107	$3,816,914,744	$3,630,840,281
Reinvestment of distributions	15,232,360	12,308,792	921,328,809	673,965,867
Shares redeemed	(72,724,257)	(57,455,289)	(4,378,600,164)	(3,070,052,457)
Net increase (decrease)	5,850,667	21,843,610	$359,643,389	$1,234,753,691
Institutional Premium Class
Shares sold	17,002,258	18,428,166	$1,011,348,990	$957,133,137
Reinvestment of distributions	2,498,579	1,695,786	151,393,120	93,308,991
Shares redeemed	(9,306,004)	(6,038,878)	(554,308,152)	(325,445,445)
Net increase (decrease)	10,194,833	14,085,074	$608,433,958	$724,996,683
Fidelity International Index
Investor Class
Shares sold	9,622,744	15,676,836	$397,671,186	$556,901,003
Reinvestment of distributions	369,295	670,347	15,632,929	23,634,187
Shares redeemed	(13,994,223)	(77,100,723)	(573,236,825)	(2,682,763,685)
Net increase (decrease)	(4,002,184)	(60,753,540)	$(159,932,710)	$(2,102,228,495)
Premium Class
Shares sold	82,469,511	67,826,776	$3,438,872,823	$2,420,149,137
Reinvestment of distributions	5,894,175	6,241,945	249,347,695	219,796,690
Shares redeemed	(58,740,308)	(71,605,542)	(2,455,289,015)	(2,541,773,239)
Net increase (decrease)	29,623,378	2,463,179	$1,232,931,503	$98,172,588
Institutional Class
Shares sold	40,718,664	31,906,258	$1,697,292,859	$1,129,449,528
Reinvestment of distributions	1,587,399	1,737,812	67,153,832	61,183,600
Shares redeemed	(28,030,811)	(23,692,151)	(1,191,741,771)	(837,030,962)
Net increase (decrease)	14,275,252	9,951,919	$572,704,920	$353,602,166
Institutional Premium Class
Shares sold	81,804,104(a)	94,972,931	$3,495,868,171(a)	$3,303,416,370
Reinvestment of distributions	3,827,749	3,602,030	161,918,344	126,794,046
Shares redeemed	(56,573,887)(b)	(22,317,015)	(2,425,298,877)(b)	(795,883,611)
Net increase (decrease)	29,057,966	76,257,946	$1,232,487,638	$2,634,326,805

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fidelity Total Market Index Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (each of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2018, the related statements of operations for the year ended February 28, 2018 the statements of changes in net assets for each of the two years in the period ended February 28, 2018 including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel and Michael E. Wiley, each of the Trustees oversees 281 funds. Mr. Chiel oversees 145 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), and as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Fidelity Total Market Index
Investor Class	.09%
Actual		$1,000.00	$1,104.20	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.04%
Actual		$1,000.00	$1,104.50	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,104.60	$.16
Hypothetical-C		$1,000.00	$1,024.65	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,104.50	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Class F	.02%
Actual		$1,000.00	$1,104.70	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,086.70	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Premium Class	.07%
Actual		$1,000.00	$1,086.90	$.36
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Premium Class	.05%
Actual		$1,000.00	$1,087.00	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Fidelity International Index
Investor Class	.16%
Actual		$1,000.00	$1,060.80	$.82
Hypothetical-C		$1,000.00	$1,024.00	$.80
Premium Class	.06%
Actual		$1,000.00	$1,061.40	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Class	.05%
Actual		$1,000.00	$1,061.40	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Premium Class	.05%
Actual		$1,000.00	$1,061.50	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund
Investor Class	04/12/18	04/11/18	$0.24100	$0.016
Premium Class	04/12/18	04/11/18	$0.25250	$0.016
Institutional Class	04/12/18	04/11/18	$0.25355	$0.016
Institutional Premium Class	04/12/18	04/11/18	$0.25668	$0.016
Class F	04/12/18	04/11/18	$0.25669	$0.016
Fidelity Extended Market Index Fund
Investor Class	04/12/18	04/11/18	$0.05200	$0.000
Premium Class	04/12/18	04/11/18	$0.05713	$0.000
Institutional Premium Class	04/12/18	04/11/18	$0.06140	$0.000
Fidelity International Index Fund
Investor Class	04/12/18	04/11/18	$0.03100	$0.000
Premium Class	04/12/18	04/11/18	$0.04292	$0.000
Institutional Class	04/12/18	04/11/18	$0.04411	$0.000
Institutional Premium Class	04/12/18	04/11/18	$0.04470	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Total Market Index Fund	$273,258,299
Fidelity Extended Market Index Fund	$690,246,611

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2017	December 2017
Fidelity Total Market Index Fund
Investor Class	93%	92%
Premium Class	89%	89%
Institutional Class	89%	89%
Institutional Premium Class	87%	88%
Class F	87%	88%
Fidelity Extended Market Index Fund
Investor Class	63%	63%
Premium Class	60%	61%
Institutional Premium Class	58%	60%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2017	December 2017
Fidelity Total Market Index Fund
Investor Class	98%	97%
Premium Class	94%	94%
Institutional Class	94%	94%
Institutional Premium Class	92%	93%
Class F	92%	93%
Fidelity Extended Market Index Fund
Investor Class	61%	66%
Premium Class	58%	65%
Institutional Premium Class	56%	64%
Fidelity International Index Fund
Investor Class	100%	86%
Premium Class	100%	83%
Institutional Class	100%	83%
Institutional Premium Class	97%	83%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
Investor Class	04/13/17	$0.0208	$0.0058
Investor Class	12/18/17	$1.0064	$0.0883
Premium Class	04/13/17	$0.0324	$0.0058
Premium Class	12/18/17	$1.0352	$0.0883
Institutional Class	04/13/17	$0.0345	$0.0058
Institutional Class	12/18/17	$1.0380	$0.0883
Institutional Premium Class	04/13/17	$0.0356	$0.0058
Institutional Premium Class	12/18/17	$1.0395	$0.0883

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

SIF-I-ANN-0418
1.929379.106

Fidelity® Total Market Index Fund Class F Annual Report February 28, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Class F	16.26%	14.33%	9.83%

 The initial offering of Class F shares took place on September 24,2009. Returns prior to September 24, 2009 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund - Class F on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Class F.

Period Ending Values
$25,528	Fidelity® Total Market Index Fund - Class F
$25,541	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed closely in line with the 16.23% gain of the benchmark Dow Jones U.S. Total Stock Market Index℠. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group. Within this sector, software manufacturer Microsoft reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple performed extremely well, as the firm continued to benefit from growing demand for its iPhone® mobile devices and other products. Social-media leader Facebook continued to generate substantial cash, especially from mobile-video advertising, while Alphabet also added significant value, as this parent company of internet search giant Google continued to report stronger-than-expected quarterly earnings. In the consumer discretionary sector, internet retailer Amazon.com also boosted results, driven by its strong financial performance. In contrast, industrial conglomerate General Electric detracted; the company faced a variety of business challenges and, late in 2017, cut its dividend. Several health care stocks also detracted, led by drugmakers Allergan and Merck as well as biotechnology firm Celgene.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Open for comments:  Open for comments.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	3.3
Microsoft Corp.	2.6
Amazon.com, Inc.	2.2
Facebook, Inc. Class A	1.5
JPMorgan Chase & Co.	1.5
Berkshire Hathaway, Inc. Class B	1.4
Johnson & Johnson	1.2
Alphabet, Inc. Class C	1.2
Alphabet, Inc. Class A	1.2
Exxon Mobil Corp.	1.2
17.3

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	24.1
Financials	15.3
Health Care	13.4
Consumer Discretionary	12.9
Industrials	10.7
Consumer Staples	6.7
Energy	5.2
Real Estate	3.5
Materials	3.3
Utilities	2.7

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
Adient PLC (a)	163,268	$10,132,412
American Axle & Manufacturing Holdings, Inc. (a)(b)	171,619	2,533,096
Aptiv PLC	472,306	43,135,707
Autoliv, Inc.	158,295	22,705,835
BorgWarner, Inc.	350,359	17,195,620
Clean Diesel Technologies, Inc. (a)(b)	8,475	9,746
Cooper Tire & Rubber Co.	91,978	2,883,510
Cooper-Standard Holding, Inc. (b)	32,523	3,962,602
Dana Holding Corp.	258,072	6,856,973
Delphi Technologies PLC	153,523	7,330,723
Dorman Products, Inc. (b)	55,243	3,811,767
Fox Factory Holding Corp. (b)	67,039	2,517,314
Gentex Corp.	513,627	11,664,469
Gentherm, Inc. (b)	67,460	2,077,768
Hertz Global Holdings, Inc. (a)(b)	142,032	2,583,562
Horizon Global Corp. (b)	41,718	343,756
LCI Industries (a)	43,682	4,774,443
Lear Corp.	119,894	22,368,624
Modine Manufacturing Co. (b)	88,001	2,024,023
Motorcar Parts of America, Inc. (b)	32,435	661,025
Shiloh Industries, Inc. (b)	23,634	172,292
Standard Motor Products, Inc.	37,047	1,728,613
Stoneridge, Inc. (b)	43,907	955,416
Strattec Security Corp.	4,334	149,306
Superior Industries International, Inc.	39,790	574,966
Sypris Solutions, Inc. (b)	16,848	23,250
Tenneco, Inc.	96,642	5,078,537
The Goodyear Tire & Rubber Co.	444,992	12,878,068
Tower International, Inc.	31,785	829,589
UQM Technologies, Inc. (a)(b)	38,648	48,310
Visteon Corp. (b)	57,388	7,106,930
VOXX International Corp. (b)	39,260	212,004
Workhorse Group, Inc. (a)(b)	43,808	140,624
		199,470,880
Automobiles - 0.5%
Ford Motor Co.	6,929,195	73,518,759
General Motors Co.	2,281,301	89,769,194
Harley-Davidson, Inc. (a)	295,888	13,427,397
REV Group, Inc.	43,502	1,174,554
Tesla, Inc. (a)(b)	235,900	80,927,854
Thor Industries, Inc.	87,219	11,251,251
Winnebago Industries, Inc. (a)	53,916	2,348,042
		272,417,051
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	1,876,423
Educational Development Corp. (b)	2,866	55,457
Genuine Parts Co.	259,367	23,820,265
LKQ Corp. (b)	538,255	21,250,307
Pool Corp.	71,179	9,824,837
Weyco Group, Inc.	5,169	157,293
		56,984,582
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)(b)	110,813	5,102,939
American Public Education, Inc. (b)	24,607	756,665
Ascent Capital Group, Inc. (b)	16,905	114,954
Bridgepoint Education, Inc. (b)	52,176	348,014
Bright Horizons Family Solutions, Inc. (b)	96,748	9,246,206
Cambium Learning Group, Inc. (b)	12,514	92,729
Capella Education Co.	20,930	1,626,261
Career Education Corp. (b)	109,234	1,445,166
Carriage Services, Inc.	24,048	654,587
Chegg, Inc. (a)(b)	135,548	2,698,761
Collectors Universe, Inc.	6,416	99,897
Graham Holdings Co.	8,772	5,088,637
Grand Canyon Education, Inc. (b)	92,016	9,031,370
H&R Block, Inc. (a)	368,351	9,330,331
Houghton Mifflin Harcourt Co. (b)	170,821	1,161,583
K12, Inc. (b)	59,099	882,348
Laureate Education, Inc. Class A	104,594	1,398,422
Liberty Tax, Inc.	8,571	67,282
Lincoln Educational Services Corp. (b)	15,671	30,245
National American University Holdings, Inc.	5,378	6,131
Regis Corp. (b)	52,945	851,885
Service Corp. International	332,704	12,453,111
ServiceMaster Global Holdings, Inc. (b)	236,280	12,135,341
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,575,994
Strayer Education, Inc. (a)	17,939	1,608,052
Universal Technical Institute, Inc. (b)	29,419	79,431
Weight Watchers International, Inc. (a)(b)	50,480	3,413,458
Xpresspa Group, Inc. (a)(b)	9,862	9,233
		83,309,033
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	436,128	18,190,899
Belmond Ltd. Class A (b)	147,743	1,706,432
BFC Financial Corp. Class A	157,194	1,355,012
Biglari Holdings, Inc. (b)	2,475	1,037,545
BJ's Restaurants, Inc.	35,904	1,561,824
Bloomin' Brands, Inc.	181,456	4,189,819
Bojangles', Inc. (a)(b)	24,608	322,365
Boyd Gaming Corp.	147,259	5,210,023
Bravo Brio Restaurant Group, Inc. (b)	12,451	41,711
Brinker International, Inc.	77,201	2,658,030
Caesars Entertainment Corp. (b)	244,825	3,109,278
Carnival Corp.	725,183	48,521,995
Carrols Restaurant Group, Inc. (b)	61,598	791,534
Century Casinos, Inc. (b)	44,390	353,788
Chipotle Mexican Grill, Inc. (a)(b)	46,485	14,801,289
Choice Hotels International, Inc.	66,238	5,242,738
Churchill Downs, Inc.	20,269	5,233,456
Chuy's Holdings, Inc. (a)(b)	26,361	711,747
Cracker Barrel Old Country Store, Inc. (a)	45,340	7,077,574
Darden Restaurants, Inc.	217,553	20,056,211
Dave & Buster's Entertainment, Inc. (a)(b)	67,484	3,021,259
Del Frisco's Restaurant Group, Inc. (b)	37,615	626,290
Del Taco Restaurants, Inc. (b)	75,328	949,133
Denny's Corp. (b)	117,334	1,764,703
DineEquity, Inc. (a)	36,646	2,784,363
Domino's Pizza, Inc.	77,453	17,226,322
Dover Downs Gaming & Entertainment, Inc. (b)	1,508	1,960
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc. (a)	86,128	434,946
Dunkin' Brands Group, Inc.	169,532	10,153,271
El Pollo Loco Holdings, Inc. (a)(b)	42,298	412,406
Eldorado Resorts, Inc. (a)(b)	110,052	3,752,773
Empire Resorts, Inc. (b)	4,022	93,310
Extended Stay America, Inc. unit	338,299	6,776,129
Famous Dave's of America, Inc. (a)(b)	7,623	51,455
Famous Dave's of America, Inc. rights 2/16/18 (b)	1,631	5,301
Fiesta Restaurant Group, Inc. (a)(b)	50,677	861,509
Fogo de Chao, Inc. (b)	21,909	341,780
Golden Entertainment, Inc. (b)	33,622	937,718
Good Times Restaurants, Inc. (b)	7,939	20,641
Habit Restaurants, Inc. Class A (a)(b)	36,946	319,583
Hilton Grand Vacations, Inc. (b)	119,507	5,157,922
Hilton Worldwide Holdings, Inc.	360,462	29,121,725
Hyatt Hotels Corp. Class A	96,573	7,462,196
ILG, Inc.	190,126	5,772,225
International Speedway Corp. Class A	44,736	2,013,120
J. Alexanders Holdings, Inc. (b)	20,559	203,534
Jack in the Box, Inc.	50,437	4,543,365
Jamba, Inc. (b)	19,136	164,952
Kona Grill, Inc. (a)(b)	8,466	15,239
La Quinta Holdings, Inc. (b)	128,968	2,434,916
Las Vegas Sands Corp.	650,579	47,368,657
Lindblad Expeditions Holdings (b)	22,275	205,153
Luby's, Inc. (b)	14,614	40,919
Marcus Corp.	30,096	812,592
Marriott International, Inc. Class A	542,087	76,548,105
Marriott Vacations Worldwide Corp.	42,588	5,983,614
McDonald's Corp.	1,417,538	223,602,444
MGM Mirage, Inc.	910,853	31,178,498
Monarch Casino & Resort, Inc. (b)	16,794	709,211
Nathan's Famous, Inc.	3,561	231,643
Noodles & Co. (a)(b)	28,579	177,190
Norwegian Cruise Line Holdings Ltd. (b)	319,719	18,192,011
Papa John's International, Inc. (a)	42,981	2,481,723
Papa Murphy's Holdings, Inc. (a)(b)	22,690	107,778
Penn National Gaming, Inc. (b)	158,816	4,226,094
Pinnacle Entertainment, Inc. (b)	94,638	2,855,228
Planet Fitness, Inc. (b)	146,994	5,435,838
Playa Hotels & Resorts NV	140,860	1,419,869
Potbelly Corp. (a)(b)	30,614	393,390
Rave Restaurant Group, Inc. (a)(b)	9,079	13,800
RCI Hospitality Holdings, Inc.	15,482	418,169
Red Lion Hotels Corp. (b)	6,989	67,793
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,134,107
Red Rock Resorts, Inc.	129,298	4,331,483
Royal Caribbean Cruises Ltd.	307,935	38,984,571
Ruth's Hospitality Group, Inc.	51,983	1,276,183
Scientific Games Corp. Class A (b)	89,331	3,970,763
SeaWorld Entertainment, Inc. (a)(b)	127,392	1,863,745
Shake Shack, Inc. Class A (a)(b)	35,538	1,385,627
Six Flags Entertainment Corp. (a)	140,263	8,989,456
Sonic Corp. (a)	74,649	1,875,183
Speedway Motorsports, Inc.	23,497	461,246
Starbucks Corp.	2,532,044	144,579,712
Texas Roadhouse, Inc. Class A	113,067	6,248,082
The Cheesecake Factory, Inc. (a)	75,769	3,522,501
Town Sports International Holdings, Inc. (b)	22,025	127,745
U.S. Foods Holding Corp. (b)	254,997	8,514,350
Vail Resorts, Inc.	73,708	15,174,266
Wendy's Co.	328,867	5,245,429
Wingstop, Inc.	55,195	2,500,885
Wyndham Worldwide Corp.	177,047	20,498,502
Wynn Resorts Ltd.	142,014	23,787,345
Yum! Brands, Inc.	599,523	48,789,182
Zoe's Kitchen, Inc. (a)(b)	27,188	404,557
		1,015,752,940
Household Durables - 0.5%
AV Homes, Inc. (a)(b)	12,051	202,457
Bassett Furniture Industries, Inc.	15,479	498,424
Beazer Homes U.S.A., Inc. (b)	65,476	1,029,283
Cavco Industries, Inc. (b)	13,938	2,217,536
Century Communities, Inc. (b)	33,155	986,361
Comstock Holding Companies, Inc. (a)(b)	1,496	2,513
CSS Industries, Inc.	16,118	296,732
D.R. Horton, Inc.	588,321	24,650,650
Dixie Group, Inc. (b)	11,105	34,426
Emerson Radio Corp. (b)	23,724	34,874
Ethan Allen Interiors, Inc.	53,577	1,272,454
Flexsteel Industries, Inc.	9,186	356,968
Garmin Ltd.	197,296	11,687,815
GoPro, Inc. Class A (a)(b)	180,736	972,360
Green Brick Partners, Inc. (b)	37,398	377,720
Hamilton Beach Brands Holding Co. Class A	20,505	507,909
Helen of Troy Ltd. (b)	48,961	4,408,938
Hooker Furniture Corp.	17,507	653,886
Hovnanian Enterprises, Inc. Class A (b)	177,163	386,215
Installed Building Products, Inc. (b)	34,760	2,076,910
iRobot Corp. (a)(b)	50,514	3,432,426
KB Home	197,346	5,476,352
Koss Corp. (b)	2,669	5,285
La-Z-Boy, Inc.	91,907	2,821,545
Leggett & Platt, Inc.	240,653	10,458,779
Lennar Corp.:
Class A (a)	498,161	28,185,949
Class B	9,673	438,767
LGI Homes, Inc. (a)(b)	30,018	1,698,719
Libbey, Inc.	30,735	192,708
Lifetime Brands, Inc.	14,046	195,942
M.D.C. Holdings, Inc.	80,659	2,232,641
M/I Homes, Inc.	47,612	1,383,129
Meritage Homes Corp. (b)	64,418	2,731,323
Mohawk Industries, Inc. (b)	111,700	26,794,596
New Home Co. LLC (b)	17,775	199,791
Newell Brands, Inc.	881,492	22,645,529
Nova LifeStyle, Inc. (a)(b)	26,136	59,590
NVR, Inc. (b)	6,044	17,184,119
PICO Holdings, Inc.	33,668	412,433
PulteGroup, Inc.	477,718	13,409,544
Roku, Inc. Class A (a)	38,803	1,581,998
Skyline Corp. (b)	21,741	465,040
Stanley Furniture Co., Inc. (b)	5,699	3,647
Taylor Morrison Home Corp. (b)	197,853	4,439,821
Tempur Sealy International, Inc. (a)(b)	77,783	3,844,814
Toll Brothers, Inc.	253,725	11,120,767
TopBuild Corp. (b)	72,015	5,015,125
TRI Pointe Homes, Inc. (a)(b)	267,734	4,104,362
Tupperware Brands Corp.	98,214	4,817,397
Turtle Beach Corp. (a)(b)	6,672	3,005
Universal Electronics, Inc. (b)	25,010	1,237,995
Vuzix Corp. (a)(b)	35,528	299,323
Whirlpool Corp.	126,716	20,582,480
William Lyon Homes, Inc. (b)	53,155	1,343,758
Zagg, Inc. (b)	47,415	713,596
		252,186,726
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (b)	52,658	613,466
Amazon.com, Inc. (b)	712,306	1,077,327,210
Blue Apron Holdings, Inc. Class A (a)	44,602	124,440
Duluth Holdings, Inc. (a)(b)	12,299	206,869
EVINE Live, Inc. (b)	71,405	80,688
Expedia, Inc.	219,025	23,034,859
FTD Companies, Inc. (b)	25,393	152,866
Gaia, Inc. Class A (b)	12,609	162,026
Groupon, Inc. (a)(b)	700,384	2,997,644
Lands' End, Inc. (a)(b)	26,352	474,336
Liberty Expedia Holdings, Inc. (b)	99,495	3,906,174
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	144,556	7,736,637
Series A (b)	847,274	24,460,800
Liberty TripAdvisor Holdings, Inc. (b)	119,998	1,247,979
Netflix, Inc. (b)	770,061	224,380,374
NutriSystem, Inc. (a)	50,522	1,553,552
Overstock.com, Inc. (a)(b)	28,358	1,712,823
PetMed Express, Inc. (a)	38,488	1,739,273
Shutterfly, Inc. (b)	63,827	4,897,446
The Booking Holdings, Inc. (b)	86,647	176,243,464
TripAdvisor, Inc. (a)(b)	200,393	8,031,751
U.S. Auto Parts Network, Inc. (b)	5,048	10,449
Wayfair LLC Class A (a)(b)	75,406	5,837,933
		1,566,933,059
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	868,473
Brunswick Corp.	157,212	8,992,526
Callaway Golf Co.	178,654	2,765,564
Clarus Corp. (b)	32,583	218,306
Escalade, Inc.	7,022	85,317
Hasbro, Inc.	204,900	19,582,293
JAKKS Pacific, Inc. (a)(b)	19,661	43,254
Johnson Outdoors, Inc. Class A	8,158	502,859
Malibu Boats, Inc. Class A (b)	36,393	1,166,396
Marine Products Corp.	11,741	167,661
Mattel, Inc. (a)	607,515	9,659,489
MCBC Holdings, Inc. (b)	21,350	523,289
Nautilus, Inc. (b)	46,907	555,848
Polaris Industries, Inc.	105,512	12,027,313
Sturm, Ruger & Co., Inc. (a)	33,314	1,434,168
Summer Infant, Inc. (b)	32,605	34,887
Vista Outdoor, Inc. (b)	94,769	1,632,870
		60,260,513
Media - 2.7%
A.H. Belo Corp. Class A	22,177	114,212
AMC Entertainment Holdings, Inc. Class A (a)	98,115	1,471,725
AMC Networks, Inc. Class A (a)(b)	101,098	5,314,722
Ballantyne of Omaha, Inc. (b)	17,964	90,718
Cable One, Inc.	8,311	5,659,459
CBS Corp. Class B	648,125	34,331,181
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	520,036
Charter Communications, Inc. Class A (b)	345,535	118,148,783
Cinedigm Corp. (a)(b)	5,614	7,018
Cinemark Holdings, Inc.	187,168	7,965,870
Clear Channel Outdoor Holding, Inc. Class A	57,659	276,763
Comcast Corp. Class A	8,312,426	300,992,945
Daily Journal Corp. (a)(b)	644	146,194
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,015,990
Class C (non-vtg.) (a)(b)	376,024	8,641,032
DISH Network Corp. Class A (b)	409,075	17,054,337
E.W. Scripps Co. Class A	104,171	1,434,435
Emmis Communications Corp. Class A (b)	1,993	8,311
Entercom Communications Corp. Class A	234,454	2,321,095
Entravision Communication Corp. Class A	112,796	727,534
Gannett Co., Inc.	225,017	2,259,171
Global Eagle Entertainment, Inc. (a)(b)	84,431	113,982
Gray Television, Inc. (b)	131,703	1,817,501
Harte-Hanks, Inc. (b)	4,548	39,613
Hemisphere Media Group, Inc. (a)(b)	10,964	122,797
Insignia Systems, Inc. (b)	5,038	6,247
Interpublic Group of Companies, Inc.	699,242	16,362,263
John Wiley & Sons, Inc. Class A	79,959	5,137,366
Lee Enterprises, Inc. (a)(b)	58,988	144,521
Liberty Broadband Corp.:
Class A (b)	36,926	3,226,594
Class C (b)	281,378	24,727,499
Liberty Global PLC:
Class A (b)	390,939	12,173,840
Class C (b)	1,083,957	32,551,229
LiLAC Class A (b)(c)	77,452	1
LiLAC Class C (b)(c)	214,602	2
Liberty Latin America Ltd. (a)(b)	214,602	4,388,611
Liberty Latin America Ltd. Class A (a)(b)	77,452	1,603,256
Liberty Media Corp.:
Liberty Braves Class A (b)	14,273	327,137
Liberty Braves Class C (b)	68,302	1,568,214
Liberty Formula One Group Series C (a)(b)	377,087	12,417,475
Liberty Media Class A (a)(b)	28,511	900,092
Liberty SiriusXM Series A (b)	131,422	5,513,153
Liberty SiriusXM Series C (b)	332,617	13,890,086
Lions Gate Entertainment Corp.:
Class A (a)	110,956	3,133,397
Class B (a)	201,823	5,416,929
Live Nation Entertainment, Inc. (b)	237,309	10,631,443
Loral Space & Communications Ltd. (b)	20,272	898,050
Meredith Corp.	69,172	3,963,556
MSG Network, Inc. Class A (a)(b)	103,460	2,524,424
National CineMedia, Inc.	108,730	818,737
New Media Investment Group, Inc.	89,861	1,550,102
News Corp.:
Class A	750,318	12,102,629
Class B	130,013	2,132,213
Nexstar Broadcasting Group, Inc. Class A	84,997	6,073,036
Omnicom Group, Inc.	414,352	31,586,053
Reading International, Inc. Class A (b)	17,900	293,560
Regal Entertainment Group Class A	191,111	4,393,642
RLJ Entertainment, Inc. (b)	5,726	24,736
Saga Communications, Inc. Class A	3,882	151,398
Salem Communications Corp. Class A	10,842	44,994
Scholastic Corp.	52,798	1,922,375
Scripps Networks Interactive, Inc. Class A	175,533	15,773,395
Sinclair Broadcast Group, Inc. Class A (a)	131,894	4,458,017
Sirius XM Holdings, Inc. (a)	2,845,102	17,867,241
Tegna, Inc.	379,485	4,880,177
The Madison Square Garden Co. (b)	28,218	6,890,836
The McClatchy Co. Class A (a)(b)	6,072	56,045
The New York Times Co. Class A (a)	238,030	5,736,523
The Walt Disney Co.	2,685,208	277,006,057
Time Warner, Inc.	1,381,399	128,414,851
Townsquare Media, Inc. (b)	1,285	8,944
Tribune Media Co. Class A	130,115	5,421,892
tronc, Inc. (b)	51,781	990,571
Twenty-First Century Fox, Inc.:
Class A	1,810,082	66,647,219
Class B	840,712	30,618,731
Urban One, Inc. Class D (non-vtg.) (b)	32,336	54,971
Viacom, Inc. Class B (non-vtg.)	653,615	21,791,524
World Wrestling Entertainment, Inc. Class A	69,670	2,657,911
		1,327,469,189
Multiline Retail - 0.5%
Big Lots, Inc. (a)	72,215	4,058,483
Dillard's, Inc. Class A (a)	40,152	3,274,396
Dollar General Corp.	465,251	44,008,092
Dollar Tree, Inc. (b)	424,308	43,550,973
Fred's, Inc. Class A (a)	52,965	176,373
JC Penney Corp., Inc. (a)(b)	535,524	2,318,819
Kohl's Corp. (a)	300,366	19,851,189
Macy's, Inc. (a)	538,389	15,834,020
Nordstrom, Inc. (a)	216,898	11,129,036
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	90,196	5,353,133
Sears Holdings Corp. (a)(b)	98,150	237,523
Target Corp.	964,632	72,742,899
Tuesday Morning Corp. (a)(b)	61,992	195,275
		222,730,211
Specialty Retail - 2.1%
Aaron's, Inc. Class A	106,680	4,929,683
Abercrombie & Fitch Co. Class A (a)	133,398	2,752,001
Advance Auto Parts, Inc.	133,158	15,213,302
America's Car Mart, Inc. (b)	10,422	507,551
American Eagle Outfitters, Inc.	303,607	5,850,507
Armstrong Flooring, Inc. (b)	37,094	519,687
Asbury Automotive Group, Inc. (b)	40,476	2,665,345
Ascena Retail Group, Inc. (b)	266,405	604,739
AutoNation, Inc. (a)(b)	112,063	5,626,683
AutoZone, Inc. (b)	49,002	32,572,609
Barnes & Noble Education, Inc. (b)	60,796	443,811
Barnes & Noble, Inc.	82,041	369,185
Bed Bath & Beyond, Inc.	241,299	5,173,451
Best Buy Co., Inc.	458,363	33,203,816
Big 5 Sporting Goods Corp. (a)	23,104	142,090
Boot Barn Holdings, Inc. (a)(b)	24,133	425,223
Build-A-Bear Workshop, Inc. (b)	15,205	138,366
Burlington Stores, Inc. (b)	117,818	14,449,200
Caleres, Inc.	81,369	2,279,146
Camping World Holdings, Inc.	51,857	2,167,623
CarMax, Inc. (a)(b)	321,347	19,897,806
Cars.com, Inc. (a)	127,554	3,493,704
Chico's FAS, Inc.	231,778	2,327,051
Christopher & Banks Corp. (b)	57,707	65,786
Citi Trends, Inc.	19,731	437,239
Conn's, Inc. (a)(b)	47,233	1,544,519
Destination Maternity Corp. (a)(b)	22,235	47,138
Destination XL Group, Inc. (a)(b)	51,406	125,945
Dick's Sporting Goods, Inc.	145,373	4,654,843
DSW, Inc. Class A (a)	144,844	2,840,391
Express, Inc. (a)(b)	127,643	921,582
Finish Line, Inc. Class A	63,867	678,268
Five Below, Inc. (b)	100,983	6,750,714
Floor & Decor Holdings, Inc. Class A	55,726	2,511,571
Foot Locker, Inc.	223,548	10,263,089
Francesca's Holdings Corp. (a)(b)	57,702	300,627
GameStop Corp. Class A	189,516	2,973,506
Gap, Inc.	381,256	12,040,064
Genesco, Inc. (a)(b)	32,141	1,263,141
GNC Holdings, Inc. Class A (a)(b)	120,441	513,079
Group 1 Automotive, Inc.	38,654	2,660,941
Guess?, Inc. (a)	102,345	1,616,028
Haverty Furniture Companies, Inc.	30,217	614,916
Hibbett Sports, Inc. (a)(b)	34,547	889,585
Home Depot, Inc.	2,080,776	379,263,042
Kirkland's, Inc. (b)	21,240	186,062
L Brands, Inc. (a)	437,411	21,577,485
Lithia Motors, Inc. Class A (sub. vtg.)	43,018	4,469,140
Lowe's Companies, Inc.	1,481,932	132,766,288
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,143,224
MarineMax, Inc. (b)	36,815	769,434
Michaels Companies, Inc. (b)	197,854	4,552,621
Monro, Inc.	59,370	3,021,933
Murphy U.S.A., Inc. (b)	58,955	4,428,110
New York & Co., Inc. (b)	34,393	91,829
O'Reilly Automotive, Inc. (b)	152,541	37,248,987
Office Depot, Inc.	882,988	2,322,258
Party City Holdco, Inc. (b)	50,325	727,196
Penske Automotive Group, Inc.	71,056	3,254,365
Pier 1 Imports, Inc. (a)	163,568	507,061
Rent-A-Center, Inc. (a)	93,716	704,744
RH (a)(b)	34,177	2,900,944
Ross Stores, Inc.	687,980	53,724,358
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,846,626
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	21,000
Shoe Carnival, Inc. (a)	21,330	498,269
Signet Jewelers Ltd. (a)	116,151	5,840,072
Sleep Number Corp. (b)	68,724	2,366,855
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	791,762
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	235,739
Stage Stores, Inc. (a)	38,699	73,528
Stein Mart, Inc. (a)	40,412	25,055
Tailored Brands, Inc. (a)	94,987	2,223,646
The Buckle, Inc. (a)	74,380	1,565,699
The Cato Corp. Class A (sub. vtg.)	36,544	415,140
The Children's Place Retail Stores, Inc.	29,482	4,195,289
The Container Store Group, Inc. (a)(b)	22,029	111,246
Tiffany & Co., Inc.	181,968	18,386,047
Tile Shop Holdings, Inc.	56,926	307,400
Tilly's, Inc.	14,113	184,175
TJX Companies, Inc.	1,126,815	93,165,064
Tractor Supply Co.	226,801	14,726,189
Trans World Entertainment Corp. (b)	2,977	4,912
Ulta Beauty, Inc. (a)	103,043	20,953,794
Urban Outfitters, Inc. (b)	143,484	5,063,550
Vitamin Shoppe, Inc. (a)(b)	45,231	169,616
Williams-Sonoma, Inc. (a)	139,872	7,239,775
Winmark Corp.	3,184	403,413
Zumiez, Inc. (b)	31,066	612,000
		1,046,550,493
Textiles, Apparel & Luxury Goods - 0.7%
Cadence Bancorp	36,501	1,000,857
Carter's, Inc.	82,628	9,641,035
Cherokee, Inc. (b)	20,319	32,510
Columbia Sportswear Co.	57,607	4,353,937
Crocs, Inc. (b)	126,644	1,550,123
Culp, Inc.	12,256	340,717
Deckers Outdoor Corp. (a)(b)	55,355	5,235,476
Delta Apparel, Inc. (b)	4,312	77,832
Differential Brands Group, Inc. (b)	1,083	1,180
Emerald Expositions Events, Inc. (a)	58,843	1,254,533
Fossil Group, Inc. (a)(b)	73,701	986,119
G-III Apparel Group Ltd. (a)(b)	69,854	2,578,311
Hanesbrands, Inc. (a)	660,961	12,822,643
Iconix Brand Group, Inc. (a)(b)	101,691	141,350
J.Jill, Inc. (a)	24,557	211,436
Lakeland Industries, Inc. (b)	6,813	89,591
lululemon athletica, Inc. (b)	180,400	14,630,440
Michael Kors Holdings Ltd. (b)	277,238	17,446,587
Movado Group, Inc.	39,217	1,215,727
NIKE, Inc. Class B	2,345,864	157,243,264
Oxford Industries, Inc.	34,526	2,759,318
Perry Ellis International, Inc. (b)	15,961	425,680
PetIQ, Inc. Class A (a)	7,273	159,279
PVH Corp.	132,712	19,147,687
Ralph Lauren Corp.	95,682	10,126,983
Rocky Brands, Inc.	8,326	153,198
Sequential Brands Group, Inc. (a)(b)	82,806	163,956
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	241,859	9,896,870
Steven Madden Ltd.	106,426	4,672,101
Superior Uniform Group, Inc.	11,974	300,547
Switch, Inc. Class A (a)	123,979	1,712,150
Tapestry, Inc.	505,893	25,755,013
TPG RE Finance Trust, Inc.	18,406	341,063
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	5,180,371
Class C (non-vtg.) (a)(b)	338,744	5,098,097
Unifi, Inc. (b)	22,047	771,645
Vera Bradley, Inc. (b)	29,957	301,367
VF Corp.	576,882	43,018,091
Vince Holding Corp. (a)(b)	2,676	23,094
Wolverine World Wide, Inc.	170,818	5,001,551
		365,861,729

TOTAL CONSUMER DISCRETIONARY		6,469,926,406

CONSUMER STAPLES - 6.7%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,411,673
Brown-Forman Corp.:
Class A	46,010	3,128,680
Class B (non-vtg.)	416,920	29,096,847
Castle Brands, Inc. (a)(b)	173,742	201,541
Coca-Cola Bottling Co. Consolidated	9,702	1,810,490
Constellation Brands, Inc. Class A (sub. vtg.)	303,380	65,372,322
Craft Brew Alliance, Inc. (a)(b)	14,306	255,362
Dr. Pepper Snapple Group, Inc.	326,210	37,921,913
MGP Ingredients, Inc.	22,363	1,876,703
Molson Coors Brewing Co. Class B	332,266	25,335,283
Monster Beverage Corp. (b)	732,492	46,418,018
National Beverage Corp. (a)	22,740	2,227,156
New Age Beverages Corp. (a)	33,316	107,278
PepsiCo, Inc.	2,533,173	277,965,073
Primo Water Corp. (b)	40,649	495,105
REED'S, Inc. (b)	1,830	2,654
The Coca-Cola Co.	6,825,714	295,007,359
		789,633,457
Food & Staples Retailing - 1.5%
Andersons, Inc.	52,768	1,849,518
Casey's General Stores, Inc. (a)	69,297	7,782,746
Chefs' Warehouse Holdings (a)(b)	34,201	771,233
Costco Wholesale Corp.	777,620	148,447,658
CVS Health Corp.	1,800,621	121,956,060
Ingles Markets, Inc. Class A	21,439	690,336
Kroger Co.	1,583,759	42,951,544
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	83,970
Performance Food Group Co. (b)	157,320	4,821,858
PriceSmart, Inc. (a)	44,258	3,485,318
Rite Aid Corp. (a)(b)	1,929,419	3,800,955
Smart & Final Stores, Inc. (a)(b)	46,551	335,167
SpartanNash Co.	61,272	1,027,531
Sprouts Farmers Market LLC (b)	217,629	5,606,123
SUPERVALU, Inc. (a)(b)	111,412	1,585,393
Sysco Corp.	855,662	51,040,238
United Natural Foods, Inc. (a)(b)	87,309	3,725,475
Village Super Market, Inc. Class A	8,594	203,678
Walgreens Boots Alliance, Inc.	1,549,802	106,765,860
Walmart, Inc.	2,609,057	234,841,221
Weis Markets, Inc.	29,625	1,104,124
Welbilt, Inc. (b)	274,877	5,445,313
		748,321,319
Food Products - 1.2%
Alico, Inc.	4,002	106,453
Archer Daniels Midland Co.	1,004,015	41,686,703
B&G Foods, Inc. Class A (a)	116,520	3,227,604
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	6,603,971
Bunge Ltd.	249,786	18,841,358
Cal-Maine Foods, Inc. (a)(b)	58,088	2,474,549
Calavo Growers, Inc. (a)	26,199	2,236,085
Campbell Soup Co. (a)	340,124	14,642,338
Coffee Holding Co., Inc. (b)	3,401	14,828
ConAgra Foods, Inc.	719,052	25,979,349
Darling International, Inc. (b)	281,119	5,113,555
Dean Foods Co.	156,497	1,356,829
Farmer Brothers Co. (a)(b)	27,261	850,543
Flowers Foods, Inc.	328,688	6,816,989
Fresh Del Monte Produce, Inc.	62,230	2,904,896
Freshpet, Inc. (a)(b)	33,847	676,940
General Mills, Inc.	1,002,598	50,681,329
Hormel Foods Corp. (a)	480,840	15,608,066
Hostess Brands, Inc. Class A (a)(b)	143,616	1,757,860
Ingredion, Inc.	126,693	16,551,174
J&J Snack Foods Corp.	28,653	3,848,957
John B. Sanfilippo & Son, Inc. (a)	17,222	994,398
Kellogg Co.	443,496	29,359,435
Lamb Weston Holdings, Inc.	251,898	13,625,163
Lancaster Colony Corp.	37,363	4,421,537
Landec Corp. (b)	35,757	464,841
Lifeway Foods, Inc. (b)	1,962	13,263
Limoneira Co.	13,723	293,809
McCormick & Co., Inc. (non-vtg.)	210,732	22,501,963
Mondelez International, Inc.	2,666,723	117,069,140
Pilgrim's Pride Corp. (a)(b)	94,260	2,375,352
Pinnacle Foods, Inc.	202,857	10,946,164
Post Holdings, Inc. (b)	113,903	8,631,569
Sanderson Farms, Inc.	34,070	4,195,721
Seaboard Corp.	460	1,863,920
Seneca Foods Corp. Class A (b)	9,032	262,831
Snyders-Lance, Inc.	158,344	7,898,199
The Hain Celestial Group, Inc. (a)(b)	182,275	6,339,525
The Hershey Co.	248,403	24,408,079
The J.M. Smucker Co.	202,748	25,607,072
The Kraft Heinz Co.	1,065,085	71,413,949
The Simply Good Foods Co.	147,360	1,990,834
Tootsie Roll Industries, Inc. (a)	47,006	1,570,000
TreeHouse Foods, Inc. (a)(b)	96,338	3,662,771
Tyson Foods, Inc. Class A	537,196	39,956,638
		621,846,549
Household Products - 1.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	79,976	2,898,330
Church & Dwight Co., Inc.	447,235	21,999,490
Clorox Co.	229,135	29,576,746
Colgate-Palmolive Co.	1,565,447	107,968,880
Energizer Holdings, Inc.	108,084	5,888,416
HRG Group, Inc. (b)	268,050	4,232,510
Kimberly-Clark Corp.	629,814	69,858,969
Oil-Dri Corp. of America	2,105	75,906
Orchids Paper Products Co. (a)	12,438	133,087
Procter & Gamble Co.	4,537,547	356,288,190
Spectrum Brands Holdings, Inc. (a)	41,932	4,139,108
WD-40 Co. (a)	27,338	3,409,049
		606,468,681
Personal Products - 0.2%
Avon Products, Inc. (b)	750,697	1,974,333
Coty, Inc. Class A	845,306	16,331,312
Cyanotech Corp. (b)	2,300	11,960
Edgewell Personal Care Co. (a)(b)	95,191	4,773,829
elf Beauty, Inc. (a)(b)	35,801	660,170
Estee Lauder Companies, Inc. Class A	397,082	54,972,032
Herbalife Ltd. (a)(b)	106,702	9,827,254
Inter Parfums, Inc.	29,691	1,258,898
LifeVantage Corp. (b)	19,206	76,248
Mannatech, Inc.	599	8,506
MediFast, Inc.	36,423	2,323,423
Natural Health Trends Corp. (a)	11,452	199,608
Nature's Sunshine Products, Inc.	6,985	78,581
Nu Skin Enterprises, Inc. Class A	92,978	6,545,651
Revlon, Inc. (a)(b)	25,388	500,144
USANA Health Sciences, Inc. (b)	20,348	1,554,587
Veru, Inc. (b)	11,731	16,306
		101,112,842
Tobacco - 1.0%
22nd Century Group, Inc. (a)(b)	193,301	485,186
Alliance One International, Inc. (b)	8,945	178,453
Altria Group, Inc.	3,399,580	214,003,561
Philip Morris International, Inc.	2,767,037	286,526,681
Universal Corp.	48,780	2,397,537
Vector Group Ltd. (a)	198,591	3,979,764
		507,571,182

TOTAL CONSUMER STAPLES		3,374,954,030

ENERGY - 5.2%
Energy Equipment & Services - 0.8%
Archrock, Inc.	117,660	1,117,770
Aspen Aerogels, Inc. (b)	9,858	45,347
Baker Hughes, a GE Co. Class A	769,492	20,314,589
Basic Energy Services, Inc. (b)	42,877	693,750
Bristow Group, Inc. (a)	47,191	696,539
C&J Energy Services, Inc. (b)	129,736	3,113,664
Carbo Ceramics, Inc. (a)(b)	36,697	249,540
Core Laboratories NV (a)	76,525	7,879,014
Dawson Geophysical Co. (b)	19,081	105,136
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,445,085
Dril-Quip, Inc. (a)(b)	70,873	3,192,829
ENGlobal Corp. (b)	5,637	4,453
Ensco PLC Class A	738,074	3,277,049
Era Group, Inc. (b)	30,759	290,673
Exterran Corp. (b)	59,232	1,532,332
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	1,138,305
Forum Energy Technologies, Inc. (a)(b)	122,886	1,388,612
Frank's International NV (a)	90,617	473,927
Geospace Technologies Corp. (a)(b)	25,924	265,203
Gulf Island Fabrication, Inc.	17,861	147,353
Halliburton Co.	1,545,223	71,729,252
Helix Energy Solutions Group, Inc. (b)	241,675	1,440,383
Helmerich & Payne, Inc. (a)	187,432	12,098,736
Hornbeck Offshore Services, Inc. (b)	41,835	135,127
Independence Contract Drilling, Inc. (b)	45,769	189,941
ION Geophysical Corp. (b)	10,360	291,116
Key Energy Services, Inc. (b)	8,593	115,232
Mammoth Energy Services, Inc. (a)(b)	11,194	293,059
Matrix Service Co. (b)	47,813	683,726
McDermott International, Inc. (b)	550,049	4,015,358
Mitcham Industries, Inc. (b)	23,287	81,970
Nabors Industries Ltd.	544,293	3,521,576
National Oilwell Varco, Inc.	707,153	24,813,999
Natural Gas Services Group, Inc. (b)	21,602	537,890
NCS Multistage Holdings, Inc. (a)	41,493	606,628
Newpark Resources, Inc. (b)	153,002	1,262,267
Noble Corp. (a)(b)	421,660	1,636,041
Oceaneering International, Inc. (a)	170,909	3,141,307
Oil States International, Inc. (b)	89,813	2,209,400
Parker Drilling Co. (b)	180,331	162,298
Patterson-UTI Energy, Inc.	399,470	7,218,423
PHI, Inc. (non-vtg.) (b)	18,377	181,013
Pioneer Energy Services Corp. (b)	120,721	331,983
Profire Energy, Inc. (a)(b)	14,213	30,274
Ranger Energy Services, Inc. Class A	4,519	40,355
RigNet, Inc. (b)	15,376	206,038
Rowan Companies PLC (a)(b)	205,609	2,500,205
RPC, Inc. (a)	112,587	2,211,209
Schlumberger Ltd.	2,463,574	161,708,997
SEACOR Holdings, Inc. (b)	30,397	1,261,779
Smart Sand, Inc. (a)(b)	41,295	306,409
Solaris Oilfield Infrastructure, Inc. Class A	42,266	711,337
Superior Energy Services, Inc. (a)(b)	268,168	2,292,836
Synthesis Energy Systems, Inc. (a)(b)	17,261	44,879
TechnipFMC PLC	812,785	23,424,464
TETRA Technologies, Inc. (b)	186,418	676,697
Tidewater, Inc. (b)	55,017	1,376,525
Transocean Ltd. (United States) (a)(b)	745,357	6,790,202
U.S. Silica Holdings, Inc.	142,993	3,702,089
Unit Corp. (b)	95,665	1,832,941
Weatherford International PLC (a)(b)	1,832,295	4,818,936
Willbros Group, Inc. (b)	69,552	65,949
		398,070,016
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (b)	241,078	518,318
Adams Resources & Energy, Inc.	2,090	82,555
Aemetis, Inc. (b)	10,055	5,438
Amyris, Inc. (a)(b)	23,308	123,299
Anadarko Petroleum Corp.	968,693	55,254,249
Andeavor	257,277	23,057,165
Antero Resources Corp. (a)(b)	422,093	7,939,569
Apache Corp.	688,256	23,503,942
Approach Resources, Inc. (a)(b)	60,041	174,719
Arch Coal, Inc.	42,349	4,053,223
Barnwell Industries, Inc. (b)	2,847	5,609
Bill Barrett Corp. (b)	185,582	840,686
Bonanza Creek Energy, Inc.	37,069	1,039,044
Cabot Oil & Gas Corp.	829,554	20,042,025
California Resources Corp. (a)(b)	64,079	904,155
Callon Petroleum Co. (a)(b)	334,854	3,539,407
Camber Energy, Inc. (b)	376	33
Carrizo Oil & Gas, Inc. (a)(b)	129,850	1,824,393
Centennial Resource Development, Inc. Class A (a)(b)	293,522	5,600,400
Cheniere Energy, Inc. (b)	396,039	20,799,968
Chesapeake Energy Corp. (a)(b)	1,590,465	4,485,111
Chevron Corp.	3,383,664	378,699,675
Cimarex Energy Co.	170,015	16,336,741
Clean Energy Fuels Corp. (b)	207,470	288,383
Cloud Peak Energy, Inc. (b)	152,269	500,965
CNX Resources Corp. (b)	363,329	5,838,697
Comstock Resources, Inc. (a)(b)	24,083	164,728
Concho Resources, Inc. (b)	262,962	39,654,670
ConocoPhillips Co.	2,125,019	115,409,782
CONSOL Energy, Inc. (b)	45,416	1,439,233
Contango Oil & Gas Co. (b)	51,306	148,787
Continental Resources, Inc. (a)(b)	146,908	6,979,599
CVR Energy, Inc. (a)	23,933	708,895
Delek U.S. Holdings, Inc.	132,947	4,536,152
Denbury Resources, Inc. (a)(b)	776,911	1,701,435
Devon Energy Corp.	955,387	29,301,719
Diamondback Energy, Inc. (b)	170,639	21,268,445
Dorian Lpg Ltd. (b)	48,796	357,187
Earthstone Energy, Inc. (b)	37,545	345,414
Eclipse Resources Corp. (b)	169,538	272,956
Energen Corp. (b)	196,138	10,730,710
Energy XXI Gulf Coast, Inc.	77,532	407,043
EOG Resources, Inc.	1,036,351	105,106,718
EP Energy Corp. (a)(b)	91,298	137,860
EQT Corp.	438,857	22,078,896
Evolution Petroleum Corp.	53,534	430,949
Extraction Oil & Gas, Inc. (a)(b)	231,956	2,802,028
Exxon Mobil Corp.	7,552,064	571,993,327
Gastar Exploration, Inc. (a)(b)	285,601	193,209
Gener8 Maritime, Inc. (b)	186,799	1,036,734
Gevo, Inc. (a)(b)	7,805	3,524
Green Plains, Inc.	65,482	1,198,321
Gulfport Energy Corp. (a)(b)	275,383	2,671,215
Halcon Resources Corp. (a)(b)	292,167	1,767,610
Hallador Energy Co.	29,822	196,825
Hess Corp.	480,039	21,803,371
HollyFrontier Corp.	309,150	13,240,895
Houston American Energy Corp. (a)(b)	36,485	9,851
International Seaways, Inc. (b)	72,136	1,173,653
Isramco, Inc. (b)	123	12,903
Jagged Peak Energy, Inc. (a)(b)	69,960	860,508
Jones Energy, Inc. (a)	91,542	84,219
Kinder Morgan, Inc.	3,438,195	55,698,759
Kosmos Energy Ltd. (a)(b)	380,364	2,050,162
Laredo Petroleum, Inc. (a)(b)	240,236	2,015,580
Lilis Energy, Inc. (a)(b)	43,293	158,885
Lonestar Resources U.S., Inc. (b)	18,853	75,601
Marathon Oil Corp.	1,482,870	21,531,272
Marathon Petroleum Corp.	877,770	56,229,946
Matador Resources Co. (a)(b)	176,342	5,089,230
Midstates Petroleum Co., Inc. (b)	37,462	504,988
Murphy Oil Corp. (a)	294,440	7,464,054
NACCO Industries, Inc. Class A	7,854	323,585
Newfield Exploration Co. (b)	346,789	8,090,587
Nextdecade Corp. (b)	29,373	174,769
Noble Energy, Inc.	903,623	26,955,074
Northern Oil & Gas, Inc. (a)(b)	93,777	194,118
Oasis Petroleum, Inc. (b)	473,442	3,730,723
Occidental Petroleum Corp.	1,358,030	89,086,768
ONEOK, Inc.	728,810	41,053,867
Overseas Shipholding Group, Inc. (b)	80,103	141,782
Pacific Ethanol, Inc. (b)	51,285	210,269
Panhandle Royalty Co. Class A	32,305	576,644
Par Pacific Holdings, Inc. (b)	53,028	902,537
Parsley Energy, Inc. Class A (b)	426,877	10,791,451
PBF Energy, Inc. Class A	185,150	5,426,747
PDC Energy, Inc. (b)	114,514	6,015,420
Peabody Energy Corp.	204,690	8,332,930
Penn Virginia Corp. (b)	26,001	969,837
Petroquest Energy, Inc. (b)	17,737	25,009
Phillips 66 Co.	748,257	67,619,985
Pioneer Natural Resources Co.	305,075	51,932,917
QEP Resources, Inc. (b)	417,391	3,597,910
Range Resources Corp. (a)	384,238	5,106,523
Renewable Energy Group, Inc. (a)(b)	62,786	696,925
Resolute Energy Corp. (a)(b)	30,507	991,478
Rex American Resources Corp. (b)	9,008	727,126
Rex Energy Corp. (a)(b)	6,338	5,853
Ring Energy, Inc. (b)	84,537	1,147,167
RSP Permian, Inc. (b)	219,603	8,412,991
Sanchez Energy Corp. (a)(b)	110,256	323,050
SandRidge Energy, Inc. (a)(b)	53,660	754,460
SemGroup Corp. Class A	110,250	2,447,550
SilverBow Resources, Inc. (b)	9,186	255,095
SM Energy Co. (a)	179,312	3,288,582
Southwestern Energy Co. (b)	872,953	3,116,442
Src Energy, Inc. (b)	408,694	3,625,116
Stone Energy Corp.	44,486	1,346,146
Targa Resources Corp.	382,414	17,074,785
Tellurian, Inc. (a)(b)	102,357	893,577
Tengasco, Inc. (b)	1,261	846
The Williams Companies, Inc.	1,452,613	40,324,537
Torchlight Energy Resources, Inc. (a)(b)	48,218	55,933
TransAtlantic Petroleum Ltd. (b)	18,382	26,470
U.S. Energy Corp. (a)(b)	2,263	2,897
Ultra Petroleum Corp. (a)	342,191	1,262,685
Uranium Energy Corp. (a)(b)	246,510	320,463
VAALCO Energy, Inc. (b)	68,248	58,693
Valero Energy Corp.	775,198	70,093,403
Vertex Energy, Inc. (b)	17,824	16,220
W&T Offshore, Inc. (b)	151,259	588,398
Warrior Metropolitan Coal, Inc.	77,691	2,424,736
Westmoreland Coal Co. (a)(b)	31,012	13,059
Westwater Resources, Inc. (a)(b)	2,190	1,643
Whiting Petroleum Corp. (a)(b)	153,187	4,168,218
WildHorse Resource Development Corp. (a)(b)	44,975	763,676
World Fuel Services Corp.	116,948	2,672,262
WPX Energy, Inc. (b)	680,691	9,618,164
Zion Oil & Gas, Inc. (a)(b)	91,553	371,705
		2,215,655,420

TOTAL ENERGY		2,613,725,436

FINANCIALS - 15.3%
Banks - 6.9%
1st Source Corp.	33,223	1,638,558
Access National Corp.	21,459	599,779
ACNB Corp.	3,789	106,092
Allegiance Bancshares, Inc. (b)	20,938	798,785
American National Bankshares, Inc.	2,748	99,203
Ameris Bancorp	68,985	3,666,553
Ames National Corp.	2,652	70,411
Arrow Financial Corp.	17,457	562,988
Associated Banc-Corp.	292,694	7,229,542
Atlantic Capital Bancshares, Inc. (b)	43,769	757,204
Banc of California, Inc.	80,001	1,596,020
BancFirst Corp.	35,422	1,886,222
Bancorp, Inc., Delaware (b)	84,963	898,059
BancorpSouth Bank	160,679	5,061,389
Bank of America Corp.	17,253,192	553,827,463
Bank of Commerce Holdings	29,023	313,448
Bank of Hawaii Corp.	95,554	7,836,384
Bank of Marin Bancorp	8,356	552,749
Bank of the Ozarks, Inc.	240,055	11,976,344
BankUnited, Inc.	186,241	7,490,613
Banner Corp.	61,987	3,426,641
Bar Harbor Bankshares	27,763	752,377
Bay Bancorp, Inc. (b)	8,513	109,392
BB&T Corp.	1,417,774	77,056,017
BCB Bancorp, Inc.	17,750	271,575
Berkshire Hills Bancorp, Inc.	64,958	2,387,207
Blue Hills Bancorp, Inc.	49,471	996,841
BOK Financial Corp.	55,786	5,268,988
Boston Private Financial Holdings, Inc.	148,661	2,170,451
Bridge Bancorp, Inc.	53,457	1,774,772
Brookline Bancorp, Inc., Delaware	125,282	1,985,720
Bryn Mawr Bank Corp.	33,723	1,468,637
Byline Bancorp, Inc.	15,042	346,869
C & F Financial Corp.	1,992	92,329
Camden National Corp.	25,093	1,059,426
Capital City Bank Group, Inc.	7,146	171,504
Carolina Financial Corp.	30,727	1,192,515
Cathay General Bancorp	141,608	5,814,424
CBTX, Inc. (a)	4,374	120,766
Centerstate Banks of Florida, Inc.	112,474	3,063,792
Central Pacific Financial Corp.	46,756	1,303,090
Central Valley Community Bancorp	4,570	89,115
Century Bancorp, Inc. Class A (non-vtg.)	1,470	112,896
Chemical Financial Corp.	128,787	7,107,755
CIT Group, Inc.	249,047	13,211,943
Citigroup, Inc.	4,704,604	355,150,556
Citizens & Northern Corp.	8,777	196,517
Citizens Financial Group, Inc.	870,236	37,846,564
City Holding Co.	25,184	1,696,646
Civista Bancshares, Inc.	10,636	239,629
CNB Financial Corp., Pennsylvania	22,243	597,892
CoBiz, Inc.	59,813	1,134,054
Columbia Banking Systems, Inc.	123,059	5,141,405
Comerica, Inc.	314,699	30,595,037
Commerce Bancshares, Inc.	174,437	10,077,225
Community Bank System, Inc.	95,374	5,084,388
Community Bankers Trust Corp. (b)	24,176	200,661
Community Financial Corp.	3,879	144,532
Community Trust Bancorp, Inc.	30,823	1,340,801
ConnectOne Bancorp, Inc.	44,434	1,279,699
Cullen/Frost Bankers, Inc.	107,671	11,196,707
Customers Bancorp, Inc. (b)	47,427	1,391,508
CVB Financial Corp.	187,527	4,313,121
Eagle Bancorp, Inc. (b)	57,523	3,511,779
East West Bancorp, Inc.	249,361	16,345,614
Enterprise Bancorp, Inc.	15,551	485,036
Enterprise Financial Services Corp.	42,931	2,011,317
Equity Bancshares, Inc. (b)	15,823	584,502
Evans Bancorp, Inc.	6,302	271,616
Farmers & Merchants Bancorp, Inc.	18,588	687,756
Farmers Capital Bank Corp.	12,316	448,302
Farmers National Banc Corp.	66,489	897,602
FCB Financial Holdings, Inc. Class A (b)	80,361	4,311,368
Fidelity Southern Corp.	33,831	761,536
Fifth Third Bancorp	1,290,331	42,645,440
Financial Institutions, Inc.	20,978	644,025
First Bancorp, North Carolina	51,804	1,793,973
First Bancorp, Puerto Rico (b)	301,460	1,817,804
First Bancshares, Inc.	15,865	503,714
First Busey Corp.	77,279	2,291,322
First Business Finance Services, Inc.	3,936	94,661
First Citizen Bancshares, Inc.	16,689	6,794,092
First Commonwealth Financial Corp.	162,059	2,263,964
First Community Bancshares, Inc.	14,260	387,159
First Connecticut Bancorp, Inc.	13,599	340,655
First Financial Bancorp, Ohio	103,444	2,813,677
First Financial Bankshares, Inc. (a)	118,200	5,437,200
First Financial Corp., Indiana	17,277	741,183
First Financial Northwest, Inc.	2,197	34,757
First Foundation, Inc. (b)	55,932	1,021,318
First Hawaiian, Inc.	112,111	3,115,565
First Horizon National Corp.	537,239	10,234,403
First Internet Bancorp	13,171	498,522
First Interstate Bancsystem, Inc.	47,490	1,875,855
First Merchants Corp.	71,357	2,949,185
First Mid-Illinois Bancshares, Inc.	15,730	537,022
First Midwest Bancorp, Inc., Delaware	180,831	4,379,727
First Northwest Bancorp (b)	5,375	86,000
First of Long Island Corp.	37,824	1,030,704
First Republic Bank	279,150	25,905,120
First United Corp. (b)	3,395	58,564
Flushing Financial Corp.	47,044	1,256,075
FNB Corp., Pennsylvania	588,594	8,252,088
Franklin Financial Network, Inc. (b)	20,997	651,957
Fulton Financial Corp.	320,846	5,807,313
German American Bancorp, Inc.	33,825	1,120,622
Glacier Bancorp, Inc.	143,379	5,577,443
Great Southern Bancorp, Inc.	16,765	811,426
Great Western Bancorp, Inc.	113,857	4,655,613
Green Bancorp, Inc. (a)(b)	40,300	878,540
Guaranty Bancorp	49,165	1,349,579
Hancock Holding Co.	152,688	7,893,970
Hanmi Financial Corp.	52,514	1,604,303
HarborOne Bancorp, Inc. (b)	44,762	861,221
Heartland Financial U.S.A., Inc.	50,587	2,698,816
Heritage Commerce Corp.	59,915	945,459
Heritage Financial Corp., Washington	51,567	1,534,118
Hilltop Holdings, Inc.	136,474	3,317,683
Home Bancshares, Inc.	341,409	7,848,993
HomeTrust Bancshares, Inc. (b)	28,372	736,253
Hope Bancorp, Inc.	237,380	4,287,083
Horizon Bancorp Industries	38,142	1,079,419
Howard Bancorp, Inc. (b)	9,598	172,764
Huntington Bancshares, Inc.	1,891,662	29,699,093
IBERIABANK Corp.	90,251	7,292,281
Independent Bank Corp.	29,867	682,461
Independent Bank Corp., Massachusetts	50,102	3,477,079
Independent Bank Group, Inc.	29,760	2,089,152
International Bancshares Corp.	106,256	4,106,794
Investar Holding Corp.	8,384	204,150
Investors Bancorp, Inc.	516,646	6,974,721
JPMorgan Chase & Co.	6,174,126	713,111,553
KeyCorp	1,887,018	39,872,690
Lakeland Bancorp, Inc.	71,024	1,356,558
Lakeland Financial Corp.	43,110	1,953,314
LegacyTexas Financial Group, Inc.	83,607	3,502,297
Live Oak Bancshares, Inc.	47,360	1,236,096
M&T Bank Corp.	281,116	53,367,061
Macatawa Bank Corp.	22,839	225,878
MainSource Financial Group, Inc.	38,520	1,454,900
MB Financial, Inc.	144,722	5,935,049
MBT Financial Corp.	19,637	200,297
Mercantile Bank Corp.	25,655	849,181
Merchants Bancorp/IN	6,381	130,811
Midland States Bancorp, Inc.	9,812	307,606
Midsouth Bancorp, Inc.	23,289	291,113
MidWestOne Financial Group, Inc.	15,589	496,042
MutualFirst Financial, Inc.	20,181	720,462
National Bank Holdings Corp.	47,060	1,533,685
National Bankshares, Inc. (a)	5,803	231,250
National Commerce Corp. (b)	21,772	935,107
NBT Bancorp, Inc.	92,219	3,209,221
Nicolet Bankshares, Inc. (b)	9,989	540,105
Northeast Bancorp	10,393	228,126
Northrim Bancorp, Inc.	6,518	216,724
Norwood Financial Corp.	7,600	224,352
OFG Bancorp (a)	71,939	773,344
Ohio Valley Banc Corp.	3,608	141,253
Old Line Bancshares, Inc.	8,031	254,021
Old National Bancorp, Indiana	272,863	4,638,671
Old Point Financial Corp.	1,881	47,213
Old Second Bancorp, Inc.	36,720	504,900
Opus Bank	31,202	875,216
Orrstown Financial Services, Inc.	5,669	140,024
Pacific Mercantile Bancorp (b)	10,321	85,148
Pacific Premier Bancorp, Inc. (b)	71,645	3,012,672
PacWest Bancorp	249,776	13,023,321
Park National Corp.	26,938	2,721,277
PCSB Financial Corp.	61,717	1,184,349
Peapack-Gladstone Financial Corp.	27,837	918,064
Penns Woods Bancorp, Inc.	3,854	156,511
People's Utah Bancorp	31,031	941,791
Peoples Bancorp of North Carolina	4,241	118,112
Peoples Bancorp, Inc.	27,844	960,340
Peoples Financial Services Corp.	12,111	498,610
Peoples United Financial, Inc.	659,838	12,629,299
Pinnacle Financial Partners, Inc.	128,020	8,263,691
PNC Financial Services Group, Inc.	849,955	134,003,905
Popular, Inc.	183,067	7,690,645
Preferred Bank, Los Angeles	21,681	1,351,377
Premier Financial Bancorp, Inc.	4,507	79,413
Prosperity Bancshares, Inc.	133,535	10,015,125
QCR Holdings, Inc.	31,102	1,356,047
Regions Financial Corp.	2,110,816	40,970,939
Reliant Bancorp, Inc. (a)	8,584	204,213
Renasant Corp.	83,390	3,482,366
Republic Bancorp, Inc., Kentucky Class A	18,205	678,136
Republic First Bancorp, Inc. (a)(b)	116,122	981,231
S&T Bancorp, Inc.	72,150	2,847,039
Sandy Spring Bancorp, Inc.	55,116	2,136,296
Seacoast Banking Corp., Florida (b)	72,714	1,906,561
ServisFirst Bancshares, Inc.	88,788	3,565,726
Shore Bancshares, Inc.	6,745	114,800
Sierra Bancorp	11,641	302,899
Signature Bank (b)	99,740	14,580,991
Simmons First National Corp. Class A	139,572	3,970,823
SmartFinancial, Inc. (b)	7,194	156,973
South State Corp.	66,819	5,793,207
Southern First Bancshares, Inc. (b)	4,963	209,190
Southern National Bancorp of Virginia, Inc.	38,866	597,759
Southside Bancshares, Inc.	47,031	1,570,835
State Bank Financial Corp.	66,178	1,915,191
Sterling Bancorp	417,699	9,711,502
Stock Yards Bancorp, Inc.	30,796	1,080,940
Summit Financial Group, Inc.	7,690	184,176
SunTrust Banks, Inc.	861,829	60,190,137
SVB Financial Group (b)	96,352	23,989,721
Synovus Financial Corp.	230,632	11,370,158
TCF Financial Corp.	303,183	6,760,981
Texas Capital Bancshares, Inc. (b)	86,508	7,803,022
The First Bancorp, Inc.	17,759	478,783
Tompkins Financial Corp.	24,657	1,892,178
TowneBank	115,002	3,283,307
Trico Bancshares	37,499	1,400,588
TriState Capital Holdings, Inc. (b)	37,306	833,789
Triumph Bancorp, Inc. (b)	32,105	1,314,700
Trustmark Corp.	125,196	3,911,123
Two River Bancorp	3,500	59,990
U.S. Bancorp	2,824,836	153,558,085
UMB Financial Corp.	85,559	6,245,807
Umpqua Holdings Corp.	368,620	7,855,292
Union Bankshares Corp.	104,822	3,918,246
Union Bankshares, Inc.	1,824	93,571
United Bankshares, Inc., West Virginia (a)	191,327	6,792,109
United Community Bank, Inc.	132,387	4,092,082
United Security Bancshares, California	5,985	61,047
Unity Bancorp, Inc.	5,913	122,103
Univest Corp. of Pennsylvania	57,919	1,586,981
Valley National Bancorp	592,760	7,391,717
Veritex Holdings, Inc. (b)	31,035	861,532
Washington Trust Bancorp, Inc.	26,445	1,371,173
Webster Financial Corp.	163,732	8,936,493
Wells Fargo & Co.	7,895,137	461,154,952
WesBanco, Inc.	85,305	3,515,419
West Bancorp., Inc.	59,222	1,439,095
Westamerica Bancorp. (a)	50,684	2,903,686
Western Alliance Bancorp. (b)	173,471	10,141,115
Wintrust Financial Corp.	92,607	7,826,218
Zions Bancorporation	354,085	19,464,052
		3,442,523,160
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	100,052	18,945,847
Ameriprise Financial, Inc.	258,160	40,386,550
Arlington Asset Investment Corp. (a)	39,851	431,188
Artisan Partners Asset Management, Inc.	93,464	3,154,410
Ashford, Inc. (b)	1,254	124,083
Associated Capital Group, Inc.	6,083	209,864
B. Riley Financial, Inc. (a)	24,014	444,259
Bank of New York Mellon Corp.	1,816,595	103,600,413
BGC Partners, Inc. Class A	395,046	5,222,508
BlackRock, Inc. Class A	219,677	120,697,134
Brighthouse Financial, Inc.	167,673	9,099,614
Cboe Global Markets, Inc.	209,341	23,448,285
Charles Schwab Corp.	2,117,112	112,249,278
CME Group, Inc.	606,478	100,772,384
Cohen & Steers, Inc.	39,455	1,578,200
Cowen Group, Inc. Class A (a)(b)	42,436	608,957
Diamond Hill Investment Group, Inc.	5,350	1,096,911
E*TRADE Financial Corp. (b)	466,118	24,345,343
Eaton Vance Corp. (non-vtg.)	215,304	11,396,041
Evercore, Inc. Class A	86,895	8,085,580
FactSet Research Systems, Inc.	68,243	13,865,613
Federated Investors, Inc. Class B (non-vtg.) (a)	166,109	5,411,831
Financial Engines, Inc.	110,645	3,706,608
Franklin Resources, Inc.	580,185	22,435,754
Gain Capital Holdings, Inc. (a)	33,946	240,677
GAMCO Investors, Inc. Class A	6,083	163,024
Goldman Sachs Group, Inc.	621,663	163,453,853
Great Elm Capital Group, Inc. (b)	8,360	30,932
Greenhill & Co., Inc.	46,751	951,383
Hamilton Lane, Inc. Class A	48,843	1,706,574
Houlihan Lokey	45,634	2,118,330
Institutional Financial Markets, Inc.	688	7,238
Interactive Brokers Group, Inc.	119,445	8,289,483
IntercontinentalExchange, Inc.	1,037,103	75,791,487
INTL FCStone, Inc. (b)	23,975	950,609
Invesco Ltd.	712,513	23,185,173
Investment Technology Group, Inc.	55,680	1,103,578
Janus Henderson Group PLC	330,000	11,662,200
Ladenburg Thalmann Financial Services, Inc.	146,974	490,893
Lazard Ltd. Class A	239,535	12,927,704
Legg Mason, Inc.	154,159	6,152,486
LPL Financial	183,282	11,779,534
Manning & Napier, Inc. Class A	21,800	65,400
MarketAxess Holdings, Inc.	66,734	13,506,962
Moelis & Co. Class A	54,806	2,781,405
Moody's Corp.	299,863	50,041,137
Morgan Stanley	2,471,769	138,468,499
Morningstar, Inc.	35,957	3,360,182
MSCI, Inc.	162,901	23,053,750
Northern Trust Corp.	383,716	40,624,013
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	359,673
Piper Jaffray Companies	27,505	2,296,668
PJT Partners, Inc.	43,421	2,075,958
Pzena Investment Management, Inc.	4,972	54,095
Raymond James Financial, Inc.	235,353	21,819,577
S&P Global, Inc.	453,957	87,068,953
Safeguard Scientifics, Inc. (b)	26,745	326,289
SEI Investments Co.	229,425	16,709,023
Silvercrest Asset Management Group Class A	6,008	90,721
State Street Corp.	660,001	70,059,106
Stifel Financial Corp.	118,002	7,536,788
T. Rowe Price Group, Inc.	431,192	48,250,385
TD Ameritrade Holding Corp.	484,165	27,839,488
The NASDAQ OMX Group, Inc.	201,312	16,255,944
TheStreet.com, Inc. (b)	3,696	4,509
U.S. Global Investments, Inc. Class A (a)	7,637	25,966
Vector Capital Corp. rights (b)(c)	4,280	0
Virtu Financial, Inc. Class A (a)	77,143	2,291,147
Virtus Investment Partners, Inc.	10,135	1,247,112
Waddell & Reed Financial, Inc. Class A (a)	156,809	3,136,180
Westwood Holdings Group, Inc.	10,927	593,773
WisdomTree Investments, Inc. (a)	190,333	1,829,100
		1,534,093,616
Consumer Finance - 0.8%
Ally Financial, Inc.	799,706	22,311,797
American Express Co.	1,274,006	124,228,325
Asta Funding, Inc. (b)	4,468	43,786
Atlanticus Holdings Corp. (b)	35,598	78,316
Capital One Financial Corp.	869,805	85,180,004
Consumer Portfolio Services, Inc. (b)	11,930	45,215
Credit Acceptance Corp. (a)(b)	21,395	6,732,793
Discover Financial Services	653,137	51,486,790
Elevate Credit, Inc.	13,402	95,690
Encore Capital Group, Inc. (a)(b)	44,570	1,907,596
Enova International, Inc. (b)	64,170	1,411,740
EZCORP, Inc. (non-vtg.) Class A (a)(b)	86,606	1,125,878
First Cash Financial Services, Inc.	90,535	6,672,430
Green Dot Corp. Class A (b)	82,312	5,360,981
Imperial Holdings, Inc. warrants 4/11/19 (b)	1,880	0
LendingClub Corp. (b)	672,404	2,118,073
Navient Corp.	480,094	6,222,018
Nelnet, Inc. Class A	36,382	2,013,380
Nicholas Financial, Inc. (b)	5,705	50,946
OneMain Holdings, Inc. (b)	133,837	4,103,442
PRA Group, Inc. (a)(b)	79,585	3,048,106
Regional Management Corp. (b)	12,187	364,635
Santander Consumer U.S.A. Holdings, Inc.	199,933	3,268,905
SLM Corp. (b)	803,335	8,764,385
Synchrony Financial	1,327,872	48,321,262
World Acceptance Corp. (a)(b)	10,919	1,174,011
		386,130,504
Diversified Financial Services - 1.5%
Acushnet Holdings Corp. (a)	81,949	1,736,499
Alteryx, Inc. (a)	48,068	1,643,445
At Home Group, Inc. (a)(b)	11,583	342,741
Berkshire Hathaway, Inc. Class B (b)	3,416,712	707,942,726
Cannae Holdings, Inc. (b)	119,032	2,187,808
Cotiviti Holdings, Inc. (b)	64,469	2,160,356
Donnelley Financial Solutions, Inc. (b)	58,021	1,004,344
FB Financial Corp. (b)	19,661	777,199
Granite Point Mortgage Trust, Inc. (a)	74,859	1,261,374
Leucadia National Corp.	564,714	13,547,489
Marlin Business Services Corp.	13,319	343,630
On Deck Capital, Inc. (b)	61,562	319,507
Sachem Capital Corp.	200	684
Senseonics Holdings, Inc. (a)(b)	90,488	261,510
Tiptree, Inc.	33,155	190,641
Varex Imaging Corp. (a)(b)	67,867	2,367,880
Voya Financial, Inc.	328,653	16,767,876
		752,855,709
Insurance - 2.7%
AFLAC, Inc.	690,530	61,374,306
Alleghany Corp.	29,171	17,682,002
Allstate Corp.	633,395	58,437,023
AMBAC Financial Group, Inc. (b)	77,952	1,180,973
American Equity Investment Life Holding Co.	151,614	4,640,905
American Financial Group, Inc.	124,528	14,046,758
American International Group, Inc.	1,591,681	91,266,989
American National Insurance Co.	20,619	2,410,361
Amerisafe, Inc.	34,393	1,926,008
AmTrust Financial Services, Inc. (a)	184,814	2,212,224
Aon PLC	440,852	61,860,353
Arch Capital Group Ltd. (b)	231,967	20,468,768
Argo Group International Holdings, Ltd.	52,927	3,082,998
Arthur J. Gallagher & Co.	313,018	21,632,674
Aspen Insurance Holdings Ltd.	111,432	4,056,125
Assurant, Inc.	94,584	8,084,094
Assured Guaranty Ltd.	219,846	7,602,275
Athene Holding Ltd. (b)	148,209	6,996,947
Atlas Financial Holdings, Inc. (b)	9,356	164,198
Axis Capital Holdings Ltd.	153,356	7,566,585
Baldwin & Lyons, Inc. Class B	11,829	267,927
Brown & Brown, Inc.	204,333	10,756,089
Chubb Ltd.	824,941	117,075,627
Cincinnati Financial Corp.	278,941	20,806,209
Citizens, Inc. Class A (a)(b)	62,312	426,837
CNA Financial Corp.	65,156	3,326,865
CNO Financial Group, Inc.	290,469	6,547,171
Crawford & Co. Class B	31,537	282,887
Donegal Group, Inc. Class A	8,008	126,606
eHealth, Inc. (b)	26,343	429,127
EMC Insurance Group	8,724	227,696
Employers Holdings, Inc.	59,823	2,342,070
Enstar Group Ltd. (b)	18,704	3,703,392
Erie Indemnity Co. Class A	40,854	4,725,582
Everest Re Group Ltd.	73,791	17,727,550
FBL Financial Group, Inc. Class A	16,450	1,067,605
Federated National Holding Co.	19,431	300,209
First Acceptance Corp. (b)	4,055	4,136
First American Financial Corp.	199,779	11,593,175
FNF Group	485,332	19,379,307
Genworth Financial, Inc. Class A (b)	956,877	2,602,705
Global Indemnity Ltd.	13,709	507,233
Greenlight Capital Re, Ltd. (b)	42,022	689,161
Hallmark Financial Services, Inc. (b)	10,337	101,613
Hanover Insurance Group, Inc.	74,612	8,051,381
Hartford Financial Services Group, Inc.	624,209	32,989,446
HCI Group, Inc. (a)	13,167	455,973
Health Insurance Innovations, Inc. (a)(b)	22,858	713,170
Heritage Insurance Holdings, Inc. (a)	60,181	1,003,819
Horace Mann Educators Corp.	74,869	3,080,859
Independence Holding Co.	16,014	456,399
Infinity Property & Casualty Corp.	20,622	2,432,365
Investors Title Co.	1,086	209,055
James River Group Holdings Ltd.	48,336	1,581,071
Kemper Corp.	85,524	4,823,554
Kingstone Companies, Inc.	9,045	172,760
Kinsale Capital Group, Inc.	33,893	1,660,757
Lincoln National Corp.	381,053	29,024,807
Loews Corp.	488,564	24,100,862
Maiden Holdings Ltd.	125,108	750,648
Markel Corp. (b)	24,852	27,635,424
Marsh & McLennan Companies, Inc.	902,556	74,930,199
MBIA, Inc. (a)(b)	228,577	1,826,330
Mercury General Corp.	75,263	3,435,003
MetLife, Inc.	1,875,342	86,622,047
National General Holdings Corp.	106,900	2,456,562
National Western Life Group, Inc.	3,602	1,098,610
Navigators Group, Inc.	43,776	2,359,526
NI Holdings, Inc.	11,972	192,869
Old Republic International Corp.	448,152	8,976,485
Primerica, Inc.	78,573	7,660,868
Principal Financial Group, Inc.	477,159	29,741,320
ProAssurance Corp.	109,792	5,248,058
Progressive Corp.	1,028,543	59,223,506
Prudential Financial, Inc.	752,136	79,967,100
Reinsurance Group of America, Inc.	113,457	17,448,552
RenaissanceRe Holdings Ltd.	73,938	9,484,767
RLI Corp.	76,037	4,623,050
Safety Insurance Group, Inc.	27,828	1,985,528
Selective Insurance Group, Inc.	108,704	6,179,822
State Auto Financial Corp.	23,497	648,047
Stewart Information Services Corp.	39,769	1,595,930
The Travelers Companies, Inc.	482,280	67,036,920
Third Point Reinsurance Ltd. (b)	151,089	2,100,137
Torchmark Corp.	190,445	16,258,290
Trupanion, Inc. (a)(b)	32,968	976,842
United Fire Group, Inc.	36,055	1,603,726
United Insurance Holdings Corp.	29,576	578,211
Universal Insurance Holdings, Inc.	52,834	1,548,036
Unum Group	398,123	20,288,348
Validus Holdings Ltd.	153,622	10,390,992
W.R. Berkley Corp.	176,033	12,037,137
White Mountains Insurance Group Ltd.	8,265	6,668,615
Willis Group Holdings PLC	233,572	36,881,019
WMI Holdings Corp. (b)	391,046	504,449
XL Group Ltd.	452,595	19,149,294
		1,362,577,890
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	38,728	633,590
AGNC Investment Corp.	704,418	12,637,259
American Capital Mortgage Investment Corp.	77,847	1,323,399
Annaly Capital Management, Inc.	2,041,014	20,471,370
Anworth Mortgage Asset Corp.	251,516	1,146,913
Apollo Commercial Real Estate Finance, Inc. (a)	157,668	2,879,018
Arbor Realty Trust, Inc.	80,640	690,278
Ares Commercial Real Estate Corp.	39,618	488,094
Armour Residential REIT, Inc.	61,211	1,311,140
Blackstone Mortgage Trust, Inc. (a)	177,482	5,510,816
Capstead Mortgage Corp.	189,470	1,582,075
Cherry Hill Mortgage Investment Corp.	12,023	193,811
Chimera Investment Corp.	351,948	5,898,648
CYS Investments, Inc.	308,884	1,952,147
Dynex Capital, Inc.	68,104	409,986
Ellington Residential Mortgage REIT	15,540	164,724
Five Oaks Investment Corp.	6,106	19,722
Great Ajax Corp.	14,698	190,780
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	96,779	1,703,310
Invesco Mortgage Capital, Inc.	180,605	2,775,899
KKR Real Estate Finance Trust, Inc. (a)	46,076	903,090
Ladder Capital Corp. Class A	150,953	2,229,576
MFA Financial, Inc.	709,807	5,053,826
New Residential Investment Corp.	591,562	9,541,895
New York Mortgage Trust, Inc. (a)	227,021	1,250,886
Orchid Island Capital, Inc. (a)	73,768	530,392
Owens Realty Mortgage, Inc.	54,252	767,666
PennyMac Mortgage Investment Trust	137,871	2,298,310
Redwood Trust, Inc.	147,922	2,167,057
Resource Capital Corp. (a)	40,594	352,762
Starwood Property Trust, Inc.	494,344	10,010,466
Two Harbors Investment Corp.	324,272	4,763,556
Western Asset Mortgage Capital Corp. (a)	88,849	783,648
ZAIS Financial Corp.	18,554	256,045
		102,892,154
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	632,584
Thrifts & Mortgage Finance - 0.2%
Atlantic Coast Financial Corp. (b)	165,307	1,710,927
BankFinancial Corp.	19,300	309,379
Bear State Financial, Inc.	13,571	139,238
Beneficial Bancorp, Inc.	178,014	2,670,210
BofI Holding, Inc. (a)(b)	104,951	3,903,128
BSB Bancorp, Inc. (b)	6,958	201,782
Capitol Federal Financial, Inc.	280,441	3,502,708
Charter Financial Corp.	26,857	533,111
Clifton Bancorp, Inc.	32,703	504,280
Dime Community Bancshares, Inc.	51,879	933,822
Entegra Financial Corp. (b)	3,030	85,143
ESSA Bancorp, Inc.	4,298	62,622
Essent Group Ltd. (b)	146,912	6,624,262
Farmer Mac Class C (non-vtg.)	17,857	1,358,203
First Defiance Financial Corp.	13,178	701,201
Flagstar Bancorp, Inc. (b)	37,206	1,311,884
FS Bancorp, Inc.	3,111	168,927
Hingham Institution for Savings	2,103	420,621
Home Bancorp, Inc.	7,195	298,593
HomeStreet, Inc. (b)	54,010	1,550,087
Impac Mortgage Holdings, Inc. (a)(b)	22,924	204,024
Kearny Financial Corp.	157,909	2,052,817
Lendingtree, Inc. (a)(b)	13,423	4,677,916
Malvern Bancorp, Inc. (b)	6,089	145,223
Meridian Bancorp, Inc. Maryland	112,706	2,259,755
Meta Financial Group, Inc.	16,728	1,796,587
MGIC Investment Corp. (b)	655,087	9,033,650
Nationstar Mortgage Holdings, Inc. (a)(b)	63,329	1,084,192
New York Community Bancorp, Inc.	878,574	11,966,178
NMI Holdings, Inc. (b)	95,441	1,894,504
Northfield Bancorp, Inc.	77,835	1,207,999
Northwest Bancshares, Inc.	218,925	3,592,559
OceanFirst Financial Corp.	74,436	1,926,404
Ocwen Financial Corp. (a)(b)	179,422	653,096
Oritani Financial Corp.	122,108	1,904,885
PennyMac Financial Services, Inc. (b)	35,269	821,768
PHH Corp. (b)	94,843	1,003,439
Poage Bankshares, Inc.	2,365	45,053
Provident Financial Holdings, Inc.	3,066	55,863
Provident Financial Services, Inc.	124,224	3,090,693
Radian Group, Inc.	389,840	7,999,517
Riverview Bancorp, Inc.	6,875	59,400
Security National Financial Corp. Class A	12,342	62,327
SI Financial Group, Inc.	3,746	53,942
Southern Missouri Bancorp, Inc.	5,377	181,850
Territorial Bancorp, Inc.	13,244	395,598
TFS Financial Corp.	190,147	2,787,555
Timberland Bancorp, Inc.	5,034	143,721
Trustco Bank Corp., New York	154,057	1,309,485
United Community Financial Corp.	43,226	399,408
United Financial Bancorp, Inc. New	84,987	1,325,797
Walker & Dunlop, Inc.	49,313	2,383,297
Washington Federal, Inc.	157,606	5,468,928
Waterstone Financial, Inc.	41,772	718,478
Westfield Financial, Inc.	33,310	331,435
WSFS Financial Corp.	55,306	2,638,096
		102,665,567

TOTAL FINANCIALS		7,684,371,184

HEALTH CARE - 13.4%
Biotechnology - 3.2%
AbbVie, Inc.	2,840,341	328,996,698
Abeona Therapeutics, Inc. (a)(b)	62,198	861,442
ACADIA Pharmaceuticals, Inc. (a)(b)	184,318	4,592,283
Acceleron Pharma, Inc. (b)	65,396	2,742,054
Achaogen, Inc. (a)(b)	54,118	564,451
Achillion Pharmaceuticals, Inc. (b)	199,588	648,661
Acorda Therapeutics, Inc. (a)(b)	83,616	1,985,880
Actinium Pharmaceuticals, Inc. (b)	38,656	16,622
Actinium Pharmaceuticals, Inc. rights 3/2/18 (b)	38,656	0
Adamas Pharmaceuticals, Inc. (a)(b)	32,378	791,642
Aduro Biotech, Inc. (a)(b)	43,288	270,550
Advaxis, Inc. (a)(b)	48,573	90,346
Adverum Biotechnologies, Inc. (b)	47,524	329,104
Aevi Genomic Medicine, Inc. (b)	41,669	79,171
Agenus, Inc. (a)(b)	138,167	744,720
Agios Pharmaceuticals, Inc. (a)(b)	84,674	6,806,943
Aimmune Therapeutics, Inc. (b)	39,537	1,284,953
Akebia Therapeutics, Inc. (b)	89,194	1,275,474
Albireo Pharma, Inc. (b)	12,458	421,080
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,508,136
Aldeyra Therapeutics, Inc. (b)	18,140	149,655
Alexion Pharmaceuticals, Inc. (b)	395,371	46,436,324
Alkermes PLC (a)(b)	275,487	15,724,798
Alnylam Pharmaceuticals, Inc. (b)	146,046	17,548,887
Alpine Immune Sciences, Inc. (b)	12,084	106,218
Altimmune, Inc. (a)	5,138	8,118
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,152,361
Amgen, Inc.	1,289,837	237,033,345
Amicus Therapeutics, Inc. (a)(b)	319,110	4,390,954
AnaptysBio, Inc. (b)	24,919	3,059,056
Anavex Life Sciences Corp. (b)	58,538	138,150
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	15,626
Apellis Pharmaceuticals, Inc. (b)	66,063	1,210,935
Applied Genetic Technologies Corp. (b)	14,097	54,273
Aptevo Therapeutics, Inc. (b)	19,070	60,452
AquaBounty Technologies, Inc. (a)(b)	1,372	3,348
Aquinox Pharmaceuticals, Inc. (b)	27,880	403,981
Ardelyx, Inc. (b)	45,094	242,380
Arena Pharmaceuticals, Inc. (b)	64,716	2,509,039
Argos Therapeutics, Inc. (a)(b)	988	1,275
ArQule, Inc. (b)	65,290	109,034
Array BioPharma, Inc. (b)	377,912	6,545,436
Arrowhead Pharmaceuticals, Inc. (b)	223,439	1,447,885
Asterias Biotherapeutics, Inc. (a)(b)	24,436	52,537
Atara Biotherapeutics, Inc. (a)(b)	57,948	2,232,447
Athersys, Inc. (a)(b)	185,212	253,740
aTyr Pharma, Inc. (b)	6,529	19,261
Audentes Therapeutics, Inc. (a)(b)	45,264	1,524,944
AVEO Pharmaceuticals, Inc. (b)	164,980	471,843
Avid Bioservices, Inc. (a)(b)	55,462	136,437
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	249,769
Biocept, Inc. (a)(b)	7,092	2,482
BioCryst Pharmaceuticals, Inc. (a)(b)	155,643	773,546
Biogen, Inc. (b)	375,785	108,598,107
Biohaven Pharmaceutical Holding Co. Ltd.	57,394	1,945,083
BioMarin Pharmaceutical, Inc. (b)	316,105	25,658,243
Biospecifics Technologies Corp. (b)	19,816	802,548
BioTime, Inc. (a)(b)	346,441	907,675
Bioverativ, Inc. (b)	198,019	20,728,629
bluebird bio, Inc. (a)(b)	86,019	17,289,819
Blueprint Medicines Corp. (b)	68,023	5,888,071
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	47,266
Calithera Biosciences, Inc. (b)	45,690	351,813
Calyxt, Inc. (a)	10,855	199,406
Cancer Genetics, Inc. (a)(b)	9,725	16,533
Capricor Therapeutics, Inc. (a)(b)	23,875	43,453
Cara Therapeutics, Inc. (a)(b)	41,713	583,148
CareDx, Inc. (b)	24,292	141,379
Cascadian Therapeutics, Inc. (b)	116,607	1,162,572
CASI Pharmaceuticals, Inc. (b)	56,460	195,352
Catalyst Biosciences, Inc. (b)	17,969	454,616
Catalyst Pharmaceutical Partners, Inc. (b)	206,783	659,638
Cel-Sci Corp. (a)(b)	3,253	5,823
Celgene Corp. (b)	1,398,303	121,820,157
Celldex Therapeutics, Inc. (a)(b)	215,095	483,964
Cellular Biomedicine Group, Inc. (a)(b)	8,068	123,844
Celsion Corp. (a)(b)	762	1,631
ChemoCentryx, Inc. (b)	36,062	350,523
Chiasma, Inc. (a)(b)	8,745	13,555
Chimerix, Inc. (b)	63,824	310,185
Cidara Therapeutics, Inc. (a)(b)	2,782	18,639
Cleveland Biolabs, Inc. (a)(b)	1,776	6,269
Clovis Oncology, Inc. (a)(b)	83,622	4,855,930
Coherus BioSciences, Inc. (a)(b)	71,178	704,662
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	190,024
Concert Pharmaceuticals, Inc. (b)	25,754	563,498
Corbus Pharmaceuticals Holdings, Inc. (b)	68,638	507,921
Corvus Pharmaceuticals, Inc. (b)	10,405	85,217
CTI BioPharma Corp. (b)	19,153	76,995
Curis, Inc. (b)	179,000	88,605
Cyclacel Pharmaceuticals, Inc. (a)(b)	960	1,469
Cytokinetics, Inc. (b)	76,663	594,138
CytomX Therapeutics, Inc. (b)	55,930	1,661,680
Cytori Therapeutics, Inc. (b)	10,777	3,717
CytRx Corp. (a)(b)	40,644	63,405
Deciphera Pharmaceuticals, Inc. (b)	58,947	1,474,854
Dicerna Pharmaceuticals, Inc. (b)	41,758	532,832
Dyax Corp. rights 12/31/19 (b)(c)	200,675	694,336
Dynavax Technologies Corp. (a)(b)	88,051	1,422,024
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	836,149
Edge Therapeutics, Inc. (a)(b)	50,398	758,490
Editas Medicine, Inc. (a)(b)	65,587	2,403,108
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	9,851
Eleven Biotherapeutics, Inc. (a)(b)	6,105	5,800
Emergent BioSolutions, Inc. (b)	56,205	2,793,389
Enanta Pharmaceuticals, Inc. (b)	25,666	2,017,861
Epizyme, Inc. (a)(b)	85,772	1,518,164
Esperion Therapeutics, Inc. (a)(b)	35,029	2,816,682
Exact Sciences Corp. (a)(b)	206,961	9,232,530
Exelixis, Inc. (b)	513,354	13,244,533
Fate Therapeutics, Inc. (a)(b)	88,933	1,001,386
Fibrocell Science, Inc. (b)	12,960	7,192
FibroGen, Inc. (b)	150,576	8,296,738
Five Prime Therapeutics, Inc. (a)(b)	76,988	1,636,765
Flexion Therapeutics, Inc. (a)(b)	59,552	1,510,239
Fortress Biotech, Inc. (a)(b)	43,908	187,048
Foundation Medicine, Inc. (a)(b)	24,382	2,017,611
Galectin Therapeutics, Inc. (b)	56,076	230,472
Genocea Biosciences, Inc. (b)	32,032	32,032
Genomic Health, Inc. (b)	30,953	990,496
GenVec, Inc. rights (c)	814	0
Geron Corp. (a)(b)	277,780	641,672
Gilead Sciences, Inc.	2,333,088	183,684,018
Global Blood Therapeutics, Inc. (a)(b)	72,122	4,229,955
GlycoMimetics, Inc. (a)(b)	35,771	823,091
GTx, Inc. (b)	1,962	31,412
Halozyme Therapeutics, Inc. (a)(b)	222,904	4,382,293
Heat Biologics, Inc. (b)	313	789
Hemispherx Biopharma, Inc. (a)(b)	10,898	5,449
Heron Therapeutics, Inc. (a)(b)	88,956	1,810,255
iBio, Inc. (b)	40,361	7,911
Idera Pharmaceuticals, Inc. (a)(b)	224,816	397,924
Immune Design Corp. (a)(b)	68,872	199,729
Immune Pharmaceuticals, Inc. (a)(b)	7,141	2,337
ImmunoCellular Therapeutics Ltd. (b)	1,048	269
ImmunoGen, Inc. (a)(b)	188,230	2,091,235
Immunomedics, Inc. (a)(b)	187,186	3,165,315
Incyte Corp. (b)	316,213	26,928,699
Infinity Pharmaceuticals, Inc. (a)(b)	64,535	121,326
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	630,215
Insmed, Inc. (b)	145,963	3,533,764
Insys Therapeutics, Inc. (a)(b)	45,156	329,187
Intellia Therapeutics, Inc. (b)	43,137	1,125,876
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	1,777,923
Intrexon Corp. (a)(b)	110,181	1,434,557
Invitae Corp. (a)(b)	60,878	401,186
Ionis Pharmaceuticals, Inc. (a)(b)	221,693	11,709,824
Iovance Biotherapeutics, Inc. (b)	139,395	2,418,503
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	251,581	3,572,450
IsoRay, Inc. (b)	57,047	24,062
Jounce Therapeutics, Inc. (b)	10,322	217,588
Juno Therapeutics, Inc. (b)	153,679	13,334,727
Kadmon Holdings, Inc. (b)	130,341	470,531
Kalvista Pharmaceuticals, Inc. (a)(b)	508	5,278
Karyopharm Therapeutics, Inc. (b)	46,345	684,516
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	808,951
Kindred Biosciences, Inc. (b)	41,075	365,568
Kura Oncology, Inc. (b)	30,312	685,051
La Jolla Pharmaceutical Co. (a)(b)	28,865	896,547
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	594,659
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	5,524,695
Loxo Oncology, Inc. (a)(b)	39,398	4,381,846
Macrogenics, Inc. (b)	52,348	1,313,411
Madrigal Pharmaceuticals, Inc. (a)(b)	9,659	1,217,420
MannKind Corp. (a)(b)	151,177	442,949
Matinas BioPharma Holdings, Inc. (b)	91,988	90,995
MediciNova, Inc. (a)(b)	49,791	520,316
MEI Pharma, Inc. (b)	62,189	137,749
Merrimack Pharmaceuticals, Inc. (a)	22,287	247,609
MiMedx Group, Inc. (a)(b)	170,113	1,206,101
Minerva Neurosciences, Inc. (b)	51,124	268,401
Miragen Therapeutics, Inc. (b)	4,896	27,173
Mirati Therapeutics, Inc. (b)	52,200	1,417,230
Molecular Templates, Inc. (b)	11,026	102,321
Moleculin Biotech, Inc. (a)(b)	26,702	53,137
Momenta Pharmaceuticals, Inc. (b)	130,971	2,233,056
Myriad Genetics, Inc. (b)	130,338	4,225,558
NanoViricides, Inc. (b)	32,620	30,010
NantKwest, Inc. (a)(b)	76,001	337,444
Natera, Inc. (a)(b)	66,582	599,238
Navidea Biopharmaceuticals, Inc. (b)	148,549	56,256
Neuralstem, Inc. (a)(b)	8,195	12,374
Neurocrine Biosciences, Inc. (a)(b)	154,025	13,004,331
NewLink Genetics Corp. (a)(b)	41,496	297,941
Novavax, Inc. (a)(b)	677,219	1,469,565
Ohr Pharmaceutical, Inc. (a)(b)	32,314	7,933
OncoCyte Corp. (a)(b)	3,324	10,969
OncoGenex Pharmaceuticals, Inc. (a)(b)	960	1,229
OncoMed Pharmaceuticals, Inc. (b)	27,577	64,254
Onconova Therapeutics, Inc. (b)	624	680
Ophthotech Corp. (b)	50,366	136,492
Opko Health, Inc. (a)(b)	617,855	2,094,528
Oragenics, Inc. (a)(b)	998	1,727
Organovo Holdings, Inc. (a)(b)	337,362	340,736
Otonomy, Inc. (b)	38,289	227,820
OvaScience, Inc. (a)(b)	60,110	57,086
Palatin Technologies, Inc. (b)	204,858	191,337
PDL BioPharma, Inc. (a)(b)	309,517	742,841
Pfenex, Inc. (b)	21,045	81,444
Polarityte, Inc. (a)(b)	5,861	106,084
Portola Pharmaceuticals, Inc. (b)	116,085	4,912,717
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	792,275
Protagonist Therapeutics, Inc. (b)	52,263	885,858
Proteon Therapeutics, Inc. (b)	5,515	12,409
Proteostasis Therapeutics, Inc. (b)	55,664	166,435
Prothena Corp. PLC (a)(b)	67,107	2,260,835
PTC Therapeutics, Inc. (b)	53,763	1,384,397
Puma Biotechnology, Inc. (a)(b)	52,709	3,444,533
Ra Pharmaceuticals, Inc. (b)	9,916	63,264
Radius Health, Inc. (a)(b)	76,029	2,895,945
Recro Pharma, Inc. (b)	20,797	187,381
Regeneron Pharmaceuticals, Inc. (b)	138,436	44,360,432
REGENXBIO, Inc. (b)	45,270	1,287,932
Regulus Therapeutics, Inc. (a)(b)	85,834	95,276
Repligen Corp. (a)(b)	69,352	2,378,080
Retrophin, Inc. (b)	70,101	1,753,927
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	67,677
Rigel Pharmaceuticals, Inc. (b)	252,476	949,310
Riot Blockchain, Inc. (a)	17,742	187,710
Rocket Pharmaceuticals, Inc. (b)	29,667	503,746
Sage Therapeutics, Inc. (b)	81,106	13,087,264
Sangamo Therapeutics, Inc. (a)(b)	153,345	3,672,613
Sarepta Therapeutics, Inc. (a)(b)	103,983	6,527,013
Savara, Inc. (b)	38,371	426,686
Seattle Genetics, Inc. (a)(b)	195,988	10,583,352
Selecta Biosciences, Inc. (a)(b)	13,681	125,318
Sellas Life Sciences Group, Inc. (b)	425	2,083
Seres Therapeutics, Inc. (a)(b)	32,924	312,778
Sienna Biopharmaceuticals, Inc.	4,913	77,036
Sorrento Therapeutics, Inc. (a)(b)	134,335	1,336,633
Spark Therapeutics, Inc. (a)(b)	52,137	2,977,023
Spectrum Pharmaceuticals, Inc. (a)(b)	156,974	3,376,511
Spring Bank Pharmaceuticals, Inc. (a)(b)	9,145	117,056
Stemline Therapeutics, Inc. (b)	50,071	858,718
Sunesis Pharmaceuticals, Inc. (a)(b)	5,440	36,992
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	299,323
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	700,991
Synthetic Biologics, Inc. (a)(b)	84,770	30,517
Syros Pharmaceuticals, Inc. (a)(b)	16,253	171,307
T2 Biosystems, Inc. (b)	38,996	204,729
Tenax Therapeutics, Inc. (b)	68	316
TESARO, Inc. (a)(b)	70,613	3,899,956
TG Therapeutics, Inc. (a)(b)	86,621	1,212,694
Tocagen, Inc. (a)	8,584	93,566
TONIX Pharmaceuticals Holding (b)	1,717	6,044
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	9,147
Trevena, Inc. (a)(b)	130,021	232,738
Trovagene, Inc. (b)	33,847	10,300
Ultragenyx Pharmaceutical, Inc. (a)(b)	73,571	3,517,430
United Therapeutics Corp. (b)	76,764	8,893,109
Vanda Pharmaceuticals, Inc. (b)	83,623	1,576,294
Vaxart, Inc. (b)	4,190	23,380
Veracyte, Inc. (b)	15,721	94,640
Verastem, Inc. (a)(b)	47,048	143,967
Vericel Corp. (b)	55,972	447,776
Versartis, Inc. (b)	37,706	60,330
Vertex Pharmaceuticals, Inc. (b)	449,075	74,559,922
Vical, Inc. (a)(b)	6,566	10,046
Viking Therapeutics, Inc. (a)(b)	45,570	285,268
Vital Therapies, Inc. (a)(b)	39,707	212,432
Voyager Therapeutics, Inc. (b)	39,765	1,142,448
Xbiotech, Inc. (a)(b)	36,998	178,330
Xencor, Inc. (a)(b)	68,832	2,108,324
XOMA Corp. (a)(b)	11,543	309,814
Zafgen, Inc. (b)	24,672	193,922
ZIOPHARM Oncology, Inc. (a)(b)	222,939	831,562
		1,602,349,295
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	48,645	3,243,162
Abbott Laboratories	3,097,648	186,881,104
Abiomed, Inc. (b)	72,969	19,568,826
Accuray, Inc. (a)(b)	142,393	790,281
Align Technology, Inc. (b)	132,621	34,815,665
Alliqua Biomedical, Inc. (a)(b)	439	746
Alphatec Holdings, Inc. (a)(b)	3,066	9,781
Amedica Corp. (a)(b)	5,750	12,190
Analogic Corp.	26,933	2,248,906
Angiodynamics, Inc. (b)	68,576	1,117,103
Anika Therapeutics, Inc. (a)(b)	30,719	1,598,924
Antares Pharma, Inc. (a)(b)	242,616	533,755
Apollo Endosurgery, Inc. (b)	102	671
Atricure, Inc. (b)	57,842	1,022,068
Atrion Corp.	3,083	1,815,579
Avinger, Inc. (b)	780	866
AxoGen, Inc. (a)(b)	51,587	1,506,340
Baxter International, Inc.	888,498	60,231,279
Becton, Dickinson & Co.	470,168	104,386,699
Bellerophon Therapeutics, Inc. (a)(b)	16,556	31,953
BioLase Technology, Inc. (b)	31,172	12,936
Boston Scientific Corp. (b)	2,422,300	66,031,898
Bovie Medical Corp. (b)	10,849	26,797
Cantel Medical Corp.	62,489	7,268,096
Cardiovascular Systems, Inc. (b)	58,185	1,383,639
Cerus Corp. (b)	223,482	956,503
Cesca Therapeutics, Inc. (b)	793	2,220
Cogentix Medical, Inc. (b)	1,160	3,584
ConforMis, Inc. (b)	87,736	119,321
CONMED Corp.	42,831	2,592,560
Corindus Vascular Robotics, Inc. (a)(b)	178,714	178,714
Cryolife, Inc. (b)	57,983	1,098,778
CryoPort, Inc. (b)	52,805	478,413
Cutera, Inc. (b)	27,491	1,238,470
CytoSorbents Corp. (a)(b)	36,870	289,430
Danaher Corp.	1,095,015	107,070,567
Dare Bioscience, Inc. (b)	2,822	3,612
Dentsply Sirona, Inc.	408,169	22,881,954
DexCom, Inc. (a)(b)	155,867	8,750,373
Edwards Lifesciences Corp. (b)	376,862	50,375,144
Ekso Bionics Holdings, Inc. (a)(b)	113,321	173,381
Endologix, Inc. (a)(b)	127,100	510,942
Entellus Medical, Inc. (b)	19,089	458,136
Fonar Corp. (b)	7,275	179,693
Genmark Diagnostics, Inc. (a)(b)	107,242	441,837
Glaukos Corp. (a)(b)	76,149	2,383,464
Globus Medical, Inc. (b)	136,679	6,511,388
Haemonetics Corp. (b)	91,218	6,467,356
Halyard Health, Inc. (a)(b)	83,663	4,131,279
Heska Corp. (b)	12,153	826,161
Hill-Rom Holdings, Inc.	119,559	10,002,306
Hologic, Inc. (b)	485,517	18,852,625
ICU Medical, Inc. (b)	27,698	6,405,163
IDEXX Laboratories, Inc. (b)	157,334	29,457,645
Inogen, Inc. (b)	30,117	3,638,736
Insulet Corp. (b)	102,824	7,721,054
Integer Holdings Corp. (b)	45,898	2,343,093
Integra LifeSciences Holdings Corp. (b)	123,165	6,494,490
Intuitive Surgical, Inc. (b)	198,870	84,808,112
Invacare Corp. (a)	57,619	991,047
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	21,737
Invuity, Inc. (a)(b)	16,779	69,633
IRadimed Corp. (a)(b)	3,077	40,001
iRhythm Technologies, Inc. (b)	31,977	1,987,371
Iridex Corp. (b)	4,871	28,203
K2M Group Holdings, Inc. (b)	70,159	1,452,993
Kewaunee Scientific Corp.	1,376	40,936
Lantheus Holdings, Inc. (b)	45,045	689,189
LeMaitre Vascular, Inc.	28,069	975,678
LivaNova PLC (b)	75,176	6,746,294
Masimo Corp. (b)	82,311	7,204,682
Medtronic PLC	2,409,421	192,488,644
Meridian Bioscience, Inc.	73,595	1,026,650
Merit Medical Systems, Inc. (b)	93,532	4,255,706
Microbot Medical, Inc. (a)(b)	7,285	6,015
Misonix, Inc. (b)	7,938	80,174
Natus Medical, Inc. (b)	56,909	1,772,715
Neogen Corp. (b)	89,594	5,220,642
Nevro Corp. (a)(b)	56,879	4,614,024
NuVasive, Inc. (b)	91,382	4,419,234
Nuvectra Corp. (b)	13,499	144,034
NxStage Medical, Inc. (b)	108,037	2,515,101
OraSure Technologies, Inc. (b)	97,410	1,681,297
Orthofix International NV (b)	32,172	1,801,954
Penumbra, Inc. (a)(b)	54,930	5,943,426
Precision Therapeutics, Inc. (a)(b)	19,298	21,807
Pulse Biosciences, Inc. (a)(b)	10,423	192,826
Quidel Corp. (b)	49,569	2,162,200
ReShape Lifesciences, Inc. (a)(b)	13,109	20,450
ResMed, Inc.	264,553	25,203,964
Retractable Technologies, Inc. (b)	5,248	4,733
Rockwell Medical Technologies, Inc. (a)(b)	83,284	485,546
RTI Biologics, Inc. (b)	100,701	427,979
Seaspine Holdings Corp. (b)	11,601	117,286
Second Sight Medical Products, Inc. (a)(b)	20,882	31,114
Sientra, Inc. (a)(b)	27,954	266,961
Staar Surgical Co. (b)	44,365	696,531
Steris PLC	151,004	13,786,665
STRATA Skin Sciences, Inc. (a)(b)	803	1,052
Stryker Corp.	567,920	92,093,907
SurModics, Inc. (b)	19,525	587,703
Synergetics U.S.A., Inc. (b)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	22,275	720,819
Tandem Diabetes Care, Inc. (b)	2,577	8,143
Teleflex, Inc.	79,265	19,802,775
The Cooper Companies, Inc.	86,956	20,045,097
TransEnterix, Inc. (a)(b)	189,128	359,343
Utah Medical Products, Inc.	13,511	1,198,426
Varian Medical Systems, Inc. (b)	173,004	20,646,297
Vermillion, Inc. (b)	12,449	18,674
ViewRay, Inc. (a)(b)	55,513	461,313
Viveve Medical, Inc. (a)(b)	22,359	96,814
West Pharmaceutical Services, Inc.	131,675	11,484,694
Wright Medical Group NV (a)(b)	185,020	3,765,157
Zimmer Biomet Holdings, Inc.	357,412	41,549,145
Zosano Pharma Corp. (a)(b)	1,743	10,876
		1,384,871,445
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (b)	12,779	120,889
Acadia Healthcare Co., Inc. (a)(b)	159,970	6,094,857
Aceto Corp.	47,837	342,991
Addus HomeCare Corp. (b)	10,897	374,312
Aetna, Inc.	580,371	102,760,489
Almost Family, Inc. (b)	19,278	1,136,438
Amedisys, Inc. (b)	47,206	2,795,067
American Renal Associates Holdings, Inc. (a)(b)	16,913	335,216
AmerisourceBergen Corp.	288,729	27,475,452
AMN Healthcare Services, Inc. (a)(b)	87,493	4,868,985
Anthem, Inc.	458,586	107,941,973
BioScrip, Inc. (a)(b)	230,699	729,009
BioTelemetry, Inc. (a)(b)	51,243	1,655,149
Brookdale Senior Living, Inc. (b)	326,054	2,129,133
Caladrius Biosciences, Inc. (a)(b)	9,530	45,458
Capital Senior Living Corp. (b)	37,012	436,371
Cardinal Health, Inc.	563,757	39,017,622
Centene Corp. (b)	308,276	31,265,352
Chemed Corp.	28,374	7,366,742
Cigna Corp.	437,196	85,642,324
Civitas Solutions, Inc. (b)	27,734	360,542
Community Health Systems, Inc. (a)(b)	198,155	1,014,554
Corvel Corp. (b)	17,696	866,219
Cross Country Healthcare, Inc. (b)	55,702	721,341
DaVita HealthCare Partners, Inc. (b)	272,889	19,653,466
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,665,616
Envision Healthcare Corp. (a)(b)	209,359	8,060,322
Express Scripts Holding Co. (b)	1,010,917	76,273,688
Five Star Sr Living, Inc. (b)	70,113	101,664
G1 Therapeutics, Inc. (a)	15,149	342,216
Genesis HealthCare, Inc. Class A (a)(b)	27,157	36,119
HCA Holdings, Inc.	510,253	50,642,610
HealthEquity, Inc. (a)(b)	87,917	5,062,261
HealthSouth Corp.	185,114	9,859,172
Henry Schein, Inc. (a)(b)	292,912	19,387,845
Humana, Inc.	255,189	69,365,474
Innovative Industrial Properties, Inc. (a)	8,937	223,068
Interpace Diagnostics Group, Inc. (b)	136	137
Kindred Healthcare, Inc.	151,684	1,395,493
Laboratory Corp. of America Holdings (b)	180,588	31,187,548
LHC Group, Inc. (b)	27,965	1,800,387
LifePoint Hospitals, Inc. (b)	65,814	3,034,025
Magellan Health Services, Inc. (b)	46,615	4,703,454
McKesson Corp.	371,948	55,505,800
MEDNAX, Inc. (b)	163,523	8,990,495
Molina Healthcare, Inc. (a)(b)	76,753	5,549,242
National Healthcare Corp.	18,256	1,071,080
National Research Corp. Class A	13,259	375,230
National Vision Holdings, Inc. (a)	40,783	1,409,460
OptiNose, Inc. (a)	7,311	129,478
Owens & Minor, Inc.	118,083	1,937,742
Patterson Companies, Inc. (a)	151,081	4,771,138
Premier, Inc. (a)(b)	101,239	3,356,073
Providence Service Corp. (b)	20,443	1,299,357
Psychemedics Corp.	2,724	57,831
Quest Diagnostics, Inc.	242,385	24,977,774
Quorum Health Corp. (a)(b)	41,687	247,621
R1 RCM, Inc. (b)	178,635	1,171,846
RadNet, Inc. (b)	43,227	432,270
Select Medical Holdings Corp. (b)	195,741	3,542,912
Sharps Compliance Corp. (b)	12,687	57,599
Surgery Partners, Inc. (a)(b)	43,549	690,252
Tenet Healthcare Corp. (a)(b)	137,153	2,825,352
The Ensign Group, Inc.	86,615	2,312,621
Tivity Health, Inc. (a)(b)	70,816	2,729,957
Triple-S Management Corp. (a)(b)	37,106	901,676
U.S. Physical Therapy, Inc.	21,775	1,687,563
UnitedHealth Group, Inc.	1,725,707	390,285,895
Universal Health Services, Inc. Class B	153,265	17,502,863
Wellcare Health Plans, Inc. (b)	78,093	15,143,014
		1,277,253,191
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	329,763	4,573,813
athenahealth, Inc. (a)(b)	70,807	9,894,570
Castlight Health, Inc. Class B (b)	83,641	296,926
Cerner Corp. (b)	557,423	35,764,260
Computer Programs & Systems, Inc. (a)	21,937	653,723
Evolent Health, Inc. (a)(b)	108,849	1,594,638
HealthStream, Inc.	41,650	1,006,264
HMS Holdings Corp. (b)	165,285	2,651,171
HTG Molecular Diagnostics (a)(b)	63,917	293,379
iCAD, Inc. (b)	14,864	50,984
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,433,772
Medidata Solutions, Inc. (a)(b)	105,887	6,952,540
NantHealth, Inc. (a)(b)	56,729	171,322
Omnicell, Inc. (b)	64,294	2,806,433
Quality Systems, Inc. (b)	91,673	1,150,496
Simulations Plus, Inc. (a)	6,008	93,424
Tabula Rasa HealthCare, Inc. (b)	25,588	826,748
Teladoc, Inc. (a)(b)	89,288	3,580,449
Veeva Systems, Inc. Class A (b)	198,680	13,847,996
Vocera Communications, Inc. (b)	55,152	1,516,680
		89,159,588
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,240,887
Agilent Technologies, Inc.	562,569	38,586,608
Bio-Rad Laboratories, Inc. Class A (b)	35,877	9,688,225
Bio-Techne Corp.	69,291	9,793,590
Bruker Corp.	188,235	5,769,403
Cambrex Corp. (a)(b)	66,661	3,463,039
Charles River Laboratories International, Inc. (b)	96,615	10,300,125
ChromaDex, Inc. (a)(b)	56,591	308,421
Enzo Biochem, Inc. (b)	66,443	420,584
Fluidigm Corp. (a)(b)	38,600	261,322
Harvard Bioscience, Inc. (b)	18,919	88,919
Illumina, Inc. (b)	259,440	59,157,509
INC Research Holdings, Inc. Class A (b)	96,345	4,036,856
Luminex Corp.	75,617	1,482,849
Medpace Holdings, Inc. (b)	21,051	674,685
Mettler-Toledo International, Inc. (b)	45,150	27,822,333
Nanostring Technologies, Inc. (b)	34,593	221,741
NeoGenomics, Inc. (a)(b)	100,476	843,998
Pacific Biosciences of California, Inc. (a)(b)	161,679	384,796
PerkinElmer, Inc.	212,888	16,251,870
PRA Health Sciences, Inc. (b)	84,500	7,098,000
pSivida Corp. (a)(b)	25,265	26,528
Quintiles Transnational Holdings, Inc. (b)	261,746	25,737,484
Thermo Fisher Scientific, Inc.	712,686	148,652,046
Waters Corp. (b)	138,492	28,341,003
		400,652,821
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	117,045
Acer Therapeutics, Inc. (a)(b)	68	1,219
Aclaris Therapeutics, Inc. (a)(b)	40,572	809,006
Adamis Pharmaceuticals Corp. (a)(b)	36,542	109,626
Aerie Pharmaceuticals, Inc. (a)(b)	62,847	3,214,624
Agile Therapeutics, Inc. (b)	87,068	316,057
Akcea Therapeutics, Inc. (a)	49,223	835,314
Akorn, Inc. (b)	157,581	2,669,422
Alimera Sciences, Inc. (a)(b)	22,049	28,664
Allergan PLC	592,460	91,369,181
Amphastar Pharmaceuticals, Inc. (b)	63,932	1,173,792
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	374,456
ANI Pharmaceuticals, Inc. (b)	15,497	992,893
ANI Pharmaceuticals, Inc. rights (b)(c)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	5,267
Aradigm Corp. (a)(b)	17,241	19,482
Aratana Therapeutics, Inc. (b)	51,608	191,982
Assembly Biosciences, Inc. (b)	27,699	1,571,641
AstraZeneca PLC rights (b)(c)	7,692	0
Athenex, Inc. (a)	67,984	1,076,867
Avexis, Inc. (b)	55,578	6,876,666
Axsome Therapeutics, Inc. (a)(b)	21,511	54,853
Bio Path Holdings, Inc. (a)(b)	16,664	28,162
Biodelivery Sciences International, Inc. (b)	170,623	383,902
BioPharmX Corp. (a)(b)	64,864	16,534
Bristol-Myers Squibb Co.	2,912,213	192,788,501
Catalent, Inc. (b)	252,886	10,557,991
Clearside Biomedical, Inc. (b)	19,198	124,019
Collegium Pharmaceutical, Inc. (a)(b)	32,296	774,781
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	20,157
Corcept Therapeutics, Inc. (a)(b)	170,298	2,586,827
Corium International, Inc. (a)(b)	42,043	546,559
CorMedix, Inc. (a)(b)	48,587	14,090
Cumberland Pharmaceuticals, Inc. (b)	7,158	47,386
CymaBay Therapeutics, Inc. (b)	115,491	1,719,661
DepoMed, Inc. (a)(b)	97,171	667,565
Dermira, Inc. (b)	70,654	1,816,514
Dova Pharmaceuticals, Inc.	7,001	211,850
Durect Corp. (b)	198,076	241,653
Egalet Corp. (a)(b)	12,340	9,329
Eli Lilly & Co.	1,729,069	133,172,894
Endo International PLC (b)	391,608	2,469,088
Endocyte, Inc. (b)	47,373	280,922
Evofem Biosciences, Inc. (a)(b)	1,682	11,892
Flex Pharma, Inc. (a)(b)	10,224	41,918
Gemphire Therapeutics, Inc. (a)(b)	6,333	43,001
Horizon Pharma PLC (b)	293,612	4,280,863
Impax Laboratories, Inc. (a)(b)	130,689	2,666,056
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	19,578
Innoviva, Inc. (a)(b)	134,795	2,090,670
Intersect ENT, Inc. (b)	61,422	2,263,401
Intra-Cellular Therapies, Inc. (b)	80,685	1,562,868
Jazz Pharmaceuticals PLC (b)	106,557	15,429,454
Johnson & Johnson	4,785,260	621,509,569
Juniper Pharmaceuticals, Inc. (b)	11,831	99,380
Kala Pharmaceuticals, Inc.	6,068	85,255
KemPharm, Inc. (a)(b)	5,081	29,724
Lannett Co., Inc. (a)(b)	55,565	889,040
Lipocine, Inc. (a)(b)	20,645	39,226
Mallinckrodt PLC (a)(b)	172,938	2,884,606
Marinus Pharmaceuticals, Inc. (b)	39,130	201,520
Melinta Therapeutics, Inc. (a)(b)	16,318	203,159
Merck & Co., Inc.	4,885,453	264,889,262
Mersana Therapeutics, Inc.	4,437	76,804
Mustang Bio, Inc. (a)(b)	46,728	506,999
Mylan NV (b)	948,864	38,258,196
MyoKardia, Inc. (b)	35,984	2,094,269
Nektar Therapeutics (b)	280,273	24,260,431
Neos Therapeutics, Inc. (a)(b)	42,039	348,924
Novan, Inc. (b)	7,147	22,513
Novus Therapeutics, Inc. (b)	606	2,279
Ocular Therapeutix, Inc. (b)	28,848	150,875
Omeros Corp. (a)(b)	74,871	756,197
Orexigen Therapeutics, Inc. (a)(b)	16,675	17,676
Pacira Pharmaceuticals, Inc. (b)	70,346	2,201,830
Pain Therapeutics, Inc. (a)(b)	4,934	32,071
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	471,312
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	10,683
Perrigo Co. PLC	246,025	20,041,197
Pfizer, Inc.	10,622,104	385,688,596
Phibro Animal Health Corp. Class A	37,189	1,429,917
Plx Pharma PLC/New (b)	290	2,103
Prestige Brands Holdings, Inc. (a)(b)	93,229	3,151,140
Reata Pharmaceuticals, Inc. (b)	23,731	571,680
Revance Therapeutics, Inc. (a)(b)	53,023	1,641,062
Rhythm Pharmaceuticals, Inc. (a)	58,641	1,515,870
SCYNEXIS, Inc. (b)	16,272	26,686
Supernus Pharmaceuticals, Inc. (b)	95,494	3,714,717
Teligent, Inc. (a)(b)	140,525	393,470
Tetraphase Pharmaceuticals, Inc. (b)	74,420	209,120
The Medicines Company (a)(b)	125,813	3,852,394
TherapeuticsMD, Inc. (a)(b)	310,662	1,553,310
Theravance Biopharma, Inc. (a)(b)	67,445	1,777,850
Titan Pharmaceuticals, Inc. (a)(b)	11,285	11,285
VIVUS, Inc. (a)(b)	157,068	66,895
WAVE Life Sciences (a)(b)	28,404	1,447,184
Zoetis, Inc. Class A	871,231	70,447,739
Zogenix, Inc. (b)	61,551	2,609,762
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	228,130
		1,949,118,050

TOTAL HEALTH CARE		6,703,404,390

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
AAR Corp.	61,245	2,607,812
Aerojet Rocketdyne Holdings, Inc. (a)(b)	129,248	3,489,696
AeroVironment, Inc. (b)	33,858	1,683,420
Arconic, Inc.	746,482	18,206,696
Arotech Corp. (a)(b)	32,173	106,171
Astronics Corp. (b)	34,623	1,334,717
Astrotech Corp. (a)(b)	1,741	4,997
Axon Enterprise, Inc. (a)(b)	93,306	3,249,848
BWX Technologies, Inc.	184,324	11,605,039
CPI Aerostructures, Inc. (b)	3,805	31,201
Cubic Corp.	52,237	3,207,352
Curtiss-Wright Corp.	91,404	12,337,712
Ducommun, Inc. (b)	15,643	440,194
Engility Holdings, Inc. (b)	28,046	765,936
Esterline Technologies Corp. (b)	49,383	3,649,404
General Dynamics Corp.	493,030	109,674,524
Harris Corp.	215,195	33,602,699
HEICO Corp. (a)	92,879	7,950,442
HEICO Corp. Class A	79,418	5,757,805
Hexcel Corp.	159,521	10,732,573
Huntington Ingalls Industries, Inc.	85,477	22,395,829
Innovative Solutions & Support, Inc. (b)	21,878	70,885
KEYW Holding Corp. (a)(b)	74,131	556,724
KLX, Inc. (b)	99,257	6,717,714
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	1,806,416
L3 Technologies, Inc.	137,229	28,481,879
Lockheed Martin Corp.	443,586	156,337,450
Mercury Systems, Inc. (b)	82,892	3,810,545
Micronet Enertec Technologies, Inc. (b)	3,018	3,712
Moog, Inc. Class A (b)	56,588	4,743,772
National Presto Industries, Inc.	9,348	848,798
Northrop Grumman Corp.	310,329	108,627,563
Orbital ATK, Inc.	102,816	13,577,881
Raytheon Co.	514,799	111,973,930
Rockwell Collins, Inc.	288,061	39,671,761
SIFCO Industries, Inc. (b)	891	4,455
Sparton Corp. (b)	13,384	303,415
Spirit AeroSystems Holdings, Inc. Class A	205,388	18,749,871
Teledyne Technologies, Inc. (b)	61,440	11,424,768
Textron, Inc.	471,441	28,215,744
The Boeing Co.	995,776	360,680,025
TransDigm Group, Inc. (a)	84,738	24,430,813
Triumph Group, Inc.	96,901	2,708,383
United Technologies Corp.	1,320,188	177,882,131
Vectrus, Inc. (b)	17,822	486,362
Wesco Aircraft Holdings, Inc. (b)	94,440	845,238
		1,355,794,302
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (b)	108,399	2,869,322
Atlas Air Worldwide Holdings, Inc. (b)	45,740	2,783,279
C.H. Robinson Worldwide, Inc.	249,635	23,305,924
Echo Global Logistics, Inc. (a)(b)	48,848	1,292,030
Expeditors International of Washington, Inc.	312,542	20,302,728
FedEx Corp.	437,052	107,693,983
Forward Air Corp.	54,775	2,957,850
Hub Group, Inc. Class A (b)	68,591	2,993,997
Radiant Logistics, Inc. (b)	54,959	203,348
United Parcel Service, Inc. Class B	1,222,729	127,665,135
XPO Logistics, Inc. (a)(b)	173,622	17,089,613
		309,157,209
Airlines - 0.5%
Alaska Air Group, Inc.	224,427	14,475,542
Allegiant Travel Co.	23,703	3,941,809
American Airlines Group, Inc.	752,694	40,833,650
Delta Air Lines, Inc.	1,156,783	62,350,604
Hawaiian Holdings, Inc.	101,162	3,641,832
JetBlue Airways Corp. (b)	563,310	11,857,676
SkyWest, Inc.	97,566	5,346,617
Southwest Airlines Co.	971,297	56,179,818
Spirit Airlines, Inc. (a)(b)	120,068	4,783,509
United Continental Holdings, Inc. (b)	449,262	30,455,471
		233,866,528
Building Products - 0.4%
A.O. Smith Corp.	253,397	16,265,553
AAON, Inc.	75,766	2,784,401
Advanced Drain Systems, Inc. Del	80,409	2,054,450
Allegion PLC	176,014	14,804,538
American Woodmark Corp. (b)	24,566	3,154,274
Apogee Enterprises, Inc.	47,950	2,068,563
Armstrong World Industries, Inc. (b)	90,282	5,444,005
Builders FirstSource, Inc. (b)	193,311	3,707,705
Continental Building Products, Inc. (b)	69,835	1,899,512
CSW Industrials, Inc. (b)	25,190	1,154,962
Fortune Brands Home & Security, Inc.	271,625	16,476,773
GCP Applied Technologies, Inc. (b)	121,060	3,722,595
Gibraltar Industries, Inc. (b)	56,316	1,954,165
GMS, Inc. (b)	62,105	1,922,771
Griffon Corp.	59,127	1,105,675
Insteel Industries, Inc.	29,073	821,022
Jeld-Wen Holding, Inc. (b)	116,721	3,637,026
Johnson Controls International PLC	1,640,360	60,480,073
Lennox International, Inc.	69,294	14,179,631
Masco Corp.	583,457	23,991,752
Masonite International Corp. (b)	51,336	3,134,063
NCI Building Systems, Inc. (b)	83,177	1,355,785
Owens Corning	191,219	15,546,105
Patrick Industries, Inc. (b)	41,845	2,571,375
PGT, Inc. (b)	80,695	1,412,163
Ply Gem Holdings, Inc. (b)	36,381	785,830
Quanex Building Products Corp.	55,487	929,407
Simpson Manufacturing Co. Ltd.	82,104	4,541,993
Tecogen, Inc. New (a)(b)	2,274	5,048
Trex Co., Inc. (b)	51,288	5,303,179
Universal Forest Products, Inc.	108,543	3,575,406
USG Corp. (b)	158,171	5,286,075
		226,075,875
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	3,614,659
ACCO Brands Corp.	198,147	2,506,560
ADS Waste Holdings, Inc. (b)	88,843	1,988,306
Aqua Metals, Inc. (a)(b)	20,623	47,639
ARC Document Solutions, Inc. (b)	46,203	98,412
Brady Corp. Class A	89,558	3,349,469
Casella Waste Systems, Inc. Class A (b)	64,851	1,648,512
CECO Environmental Corp.	40,679	167,191
Cenveo, Inc. (a)(b)	13,016	1,105
Cintas Corp.	149,849	25,573,230
Clean Harbors, Inc. (b)	97,820	4,884,153
Copart, Inc. (b)	375,195	17,562,878
Covanta Holding Corp. (a)	226,728	3,389,584
Deluxe Corp.	89,557	6,358,547
Ennis, Inc.	34,279	668,441
Essendant, Inc.	58,461	464,180
Evoqua Water Technologies Corp. (a)(b)	64,611	1,479,592
Fuel Tech, Inc. (b)	51,934	56,608
Healthcare Services Group, Inc.	134,240	6,098,523
Heritage-Crystal Clean, Inc. (b)	21,763	435,260
Herman Miller, Inc.	110,582	3,969,894
HNI Corp.	80,621	2,981,365
Hudson Technologies, Inc. (a)(b)	56,393	343,997
Industrial Services of America, Inc. (b)	1,620	3,467
InnerWorkings, Inc. (b)	70,031	646,386
Interface, Inc.	108,800	2,632,960
Intersections, Inc. (a)(b)	12,865	25,987
KAR Auction Services, Inc.	267,155	14,447,742
Kimball International, Inc. Class B	57,328	941,899
Knoll, Inc.	98,653	2,098,349
LSC Communications, Inc.	57,687	839,923
Matthews International Corp. Class A	55,558	2,847,348
McGrath RentCorp.	40,724	2,061,449
Mobile Mini, Inc.	87,122	3,654,768
Msa Safety, Inc.	64,315	5,185,718
Multi-Color Corp.	24,885	1,576,465
NL Industries, Inc. (b)	6,707	53,991
Odyssey Marine Exploration, Inc. (a)(b)	5,346	22,721
Performant Financial Corp. (b)	31,038	82,871
Perma-Fix Environmental Services, Inc. (b)	6,937	27,054
Pitney Bowes, Inc.	320,489	3,974,064
Quad/Graphics, Inc.	51,478	1,358,504
Quest Resource Holding Corp. (a)(b)	2,977	6,371
R.R. Donnelley & Sons Co.	111,816	843,093
Republic Services, Inc.	404,127	27,149,252
Rollins, Inc.	184,695	9,284,618
SP Plus Corp. (b)	38,199	1,375,164
Steelcase, Inc. Class A	153,375	2,093,569
Stericycle, Inc. (b)	146,361	9,172,444
Team, Inc. (a)(b)	59,115	966,530
Tetra Tech, Inc.	99,334	4,862,399
The Brink's Co.	87,934	6,463,149
U.S. Ecology, Inc.	34,516	1,825,896
UniFirst Corp.	28,960	4,497,488
Viad Corp.	33,828	1,760,747
Virco Manufacturing Co.	2,682	12,069
VSE Corp.	10,794	523,509
Waste Management, Inc.	717,379	61,924,155
		262,930,224
Construction & Engineering - 0.2%
AECOM (b)	308,868	10,967,903
Aegion Corp. (b)	54,146	1,243,192
Ameresco, Inc. Class A (b)	38,199	311,322
Argan, Inc.	22,803	910,980
Chicago Bridge & Iron Co. NV (a)	184,611	3,223,308
Comfort Systems U.S.A., Inc.	69,706	2,861,431
Dycom Industries, Inc. (a)(b)	56,390	6,160,044
EMCOR Group, Inc.	106,586	8,133,578
Fluor Corp.	252,804	14,384,548
Goldfield Corp.	41,171	193,504
Granite Construction, Inc.	70,943	4,121,788
Great Lakes Dredge & Dock Corp. (b)	77,922	354,545
HC2 Holdings, Inc. (b)	49,076	243,417
Ies Holdings, Inc. (b)	16,326	250,604
Jacobs Engineering Group, Inc.	212,899	12,999,613
KBR, Inc.	238,105	3,604,910
Keane Group, Inc. (a)(b)	93,529	1,454,376
Layne Christensen Co. (a)(b)	24,456	379,068
MasTec, Inc. (b)	112,881	5,751,287
MYR Group, Inc. (b)	33,116	1,071,303
Northwest Pipe Co. (b)	12,188	213,656
NV5 Holdings, Inc. (b)	11,806	510,610
Orion Group Holdings, Inc. (b)	33,745	211,919
Primoris Services Corp.	70,710	1,760,679
Quanta Services, Inc. (b)	267,735	9,220,793
Sterling Construction Co., Inc. (b)	41,743	504,255
Tutor Perini Corp. (a)(b)	72,569	1,752,541
Valmont Industries, Inc.	42,567	6,261,606
		99,056,780
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	75,177	10,718,737
Allied Motion Technologies, Inc.	10,236	320,899
American Superconductor Corp. (a)(b)	20,903	98,871
AMETEK, Inc.	423,750	32,094,825
AZZ, Inc.	45,717	1,867,539
Babcock & Wilcox Enterprises, Inc. (a)(b)	92,914	590,933
Broadwind Energy, Inc. (b)	15,938	35,382
Capstone Turbine Corp. (a)(b)	40,707	37,345
Eaton Corp. PLC	789,132	63,682,952
Emerson Electric Co.	1,145,510	81,399,941
Encore Wire Corp.	34,550	1,810,420
Energous Corp. (a)(b)	37,680	830,844
Energy Focus, Inc. (a)(b)	8,003	20,488
EnerSys	77,507	5,401,463
Enphase Energy, Inc. (a)(b)	79,353	263,452
EnSync, Inc. (b)	32,445	11,680
Espey Manufacturing & Electronics Corp.	2,015	54,365
Fortive Corp.	542,601	41,671,757
FuelCell Energy, Inc. (a)(b)	48,863	80,624
Generac Holdings, Inc. (b)	118,381	5,265,587
General Cable Corp.	78,815	2,328,983
Hubbell, Inc. Class B	100,913	13,224,649
Ideal Power, Inc. (a)(b)	38,104	45,344
LSI Industries, Inc.	35,290	275,615
Ocean Power Technologies, Inc. (a)(b)	1,104	1,248
Orion Energy Systems, Inc. (b)	20,733	17,623
Plug Power, Inc. (a)(b)	485,070	902,230
Powell Industries, Inc.	13,455	358,307
Preformed Line Products Co.	3,218	195,622
Real Goods Solar, Inc. (b)	1	1
Regal Beloit Corp.	80,384	5,811,763
Revolution Lighting Technologies, Inc. (a)(b)	7,326	24,982
Rockwell Automation, Inc.	223,611	40,428,869
Sensata Technologies Holding BV (a)(b)	300,196	15,868,361
Sunrun, Inc. (a)(b)	104,524	699,266
Sunworks, Inc. (b)	12,722	13,231
Thermon Group Holdings, Inc. (b)	52,027	1,135,229
TPI Composites, Inc. (b)	37,115	735,619
Ultralife Corp. (b)	13,410	107,951
Vicor Corp. (b)	18,023	464,092
Vivint Solar, Inc. (a)(b)	34,907	104,721
		329,001,810
Industrial Conglomerates - 1.5%
3M Co.	1,062,528	250,235,969
Carlisle Companies, Inc.	111,464	11,470,760
General Electric Co.	15,457,974	218,112,013
Honeywell International, Inc.	1,355,984	204,902,742
ITT, Inc.	154,656	7,760,638
Raven Industries, Inc.	60,171	2,042,805
Roper Technologies, Inc.	181,273	49,866,390
		744,391,317
Machinery - 2.0%
Actuant Corp. Class A	105,914	2,404,248
AGCO Corp.	111,076	7,397,662
Alamo Group, Inc.	17,898	1,989,363
Albany International Corp. Class A	47,080	2,996,642
Allison Transmission Holdings, Inc.	274,756	10,888,580
Altra Industrial Motion Corp.	52,776	2,290,478
American Railcar Industries, Inc. (a)	11,797	439,438
ARC Group Worldwide, Inc. (b)	1,450	2,900
Astec Industries, Inc.	38,170	2,248,213
Barnes Group, Inc.	90,237	5,442,193
Blue Bird Corp. (a)(b)	13,214	306,565
Briggs & Stratton Corp.	75,012	1,686,270
Caterpillar, Inc.	1,054,509	163,058,727
Chart Industries, Inc. (b)	59,494	3,278,714
CIRCOR International, Inc.	26,680	1,253,960
Colfax Corp. (b)	167,182	5,314,716
Columbus McKinnon Corp. (NY Shares)	35,569	1,262,700
Commercial Vehicle Group, Inc. (b)	77,079	778,498
Crane Co.	92,238	8,514,490
Cummins, Inc.	278,912	46,904,631
Deere & Co.	567,938	91,364,186
Dmc Global, Inc.	17,783	377,000
Donaldson Co., Inc.	227,086	10,777,502
Douglas Dynamics, Inc.	38,692	1,721,794
Dover Corp.	276,370	27,664,637
Eastern Co.	5,588	142,494
Energy Recovery, Inc. (a)(b)	61,650	422,919
EnPro Industries, Inc.	39,127	2,835,142
ESCO Technologies, Inc.	41,567	2,448,296
ExOne Co. (a)(b)	13,829	115,610
Federal Signal Corp.	104,341	2,231,854
Flowserve Corp. (a)	226,246	9,581,518
Franklin Electric Co., Inc.	72,585	2,841,703
FreightCar America, Inc.	19,411	287,089
Gardner Denver Holdings, Inc.	127,416	4,078,586
Gencor Industries, Inc. (b)	2,773	44,784
Global Brass & Copper Holdings, Inc.	34,001	962,228
Gorman-Rupp Co.	28,251	753,737
Graco, Inc.	301,980	13,392,813
Graham Corp.	12,124	245,026
Greenbrier Companies, Inc. (a)	47,653	2,468,425
Hardinge, Inc.	14,874	272,938
Harsco Corp. (b)	144,208	2,920,212
Hillenbrand, Inc.	122,624	5,383,194
Hurco Companies, Inc.	6,325	264,701
Hyster-Yale Materials Handling Class A	17,565	1,250,452
IDEX Corp.	136,430	18,663,624
Illinois Tool Works, Inc.	551,374	89,013,819
Ingersoll-Rand PLC	450,473	40,002,002
Jason Industries, Inc. (b)	13,118	28,728
John Bean Technologies Corp.	55,934	6,194,691
Kadant, Inc.	18,429	1,758,127
Kennametal, Inc.	136,498	5,623,718
Key Technology, Inc. (b)	6,453	172,489
L.B. Foster Co. Class A (b)	13,680	357,732
Lincoln Electric Holdings, Inc.	106,698	9,340,343
Lindsay Corp.	21,677	1,917,114
Lydall, Inc. (b)	28,864	1,389,802
Manitex International, Inc. (b)	11,053	115,946
Manitowoc Co., Inc. (b)	62,652	1,862,017
Meritor, Inc. (b)	154,933	3,795,859
Middleby Corp. (b)	99,566	11,972,812
Milacron Holdings Corp. (b)	88,730	1,901,484
Miller Industries, Inc.	16,197	394,397
Mueller Industries, Inc.	105,921	2,805,847
Mueller Water Products, Inc. Class A	293,253	3,225,783
Navistar International Corp. New (b)	114,244	4,263,586
NN, Inc.	43,595	1,041,921
Nordson Corp.	91,551	12,274,243
Omega Flex, Inc.	8,251	460,571
Oshkosh Corp.	134,738	10,634,870
PACCAR, Inc.	623,624	44,645,242
Park-Ohio Holdings Corp.	13,382	533,273
Parker Hannifin Corp.	233,558	41,683,096
Pentair PLC	293,393	20,153,165
ProPetro Holding Corp. (a)	100,689	1,624,114
Proto Labs, Inc. (a)(b)	43,461	4,735,076
RBC Bearings, Inc. (b)	45,770	5,515,285
Rexnord Corp. (b)	169,317	4,906,807
Snap-On, Inc.	100,280	15,966,582
Spartan Motors, Inc.	58,691	865,692
SPX Corp. (b)	68,191	2,129,605
SPX Flow, Inc. (b)	81,195	3,959,068
Standex International Corp.	20,721	1,991,288
Stanley Black & Decker, Inc.	274,254	43,658,494
Sun Hydraulics Corp.	47,081	2,444,446
Tennant Co.	30,833	1,985,645
Terex Corp.	170,082	7,061,805
The L.S. Starrett Co. Class A	4,836	41,106
Timken Co.	116,166	5,088,071
Titan International, Inc.	99,148	1,275,043
Toro Co.	191,913	12,199,909
TriMas Corp. (b)	79,624	2,062,262
Trinity Industries, Inc.	263,641	8,605,242
Twin Disc, Inc. (b)	8,286	198,201
Wabash National Corp. (a)	105,115	2,296,763
WABCO Holdings, Inc. (b)	90,070	12,426,958
Wabtec Corp.	159,121	12,942,902
Watts Water Technologies, Inc. Class A	51,551	3,892,101
Woodward, Inc.	106,719	7,558,907
Xerium Technologies, Inc. (b)	10,544	61,366
Xylem, Inc.	322,928	24,083,970
		979,110,837
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	10,301	141,742
Kirby Corp. (a)(b)	95,289	7,146,675
Matson, Inc.	69,658	1,985,253
		9,273,670
Professional Services - 0.4%
Acacia Research Corp. (b)	73,187	252,495
Barrett Business Services, Inc.	8,858	658,061
BG Staffing, Inc.	5,516	90,738
CBIZ, Inc. (b)	94,868	1,712,367
Cogint, Inc. (a)(b)	74,077	192,600
CRA International, Inc.	15,589	779,294
Dun & Bradstreet Corp.	69,069	8,636,388
Equifax, Inc.	211,226	23,868,538
Exponent, Inc.	49,089	3,816,670
Forrester Research, Inc.	17,100	692,550
Franklin Covey Co. (b)	19,900	515,410
FTI Consulting, Inc. (b)	78,630	3,749,865
GP Strategies Corp. (b)	22,618	498,727
Heidrick & Struggles International, Inc.	29,141	769,322
Hill International, Inc. (b)	55,142	306,038
Hudson Global, Inc. (b)	13,947	27,336
Huron Consulting Group, Inc. (b)	39,007	1,365,245
ICF International, Inc.	34,131	1,945,467
IHS Markit Ltd. (b)	644,418	30,319,867
Insperity, Inc.	64,534	4,214,070
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,510,979
Kforce, Inc.	36,597	1,013,737
Korn/Ferry International	104,534	4,381,020
Manpower, Inc.	124,187	14,711,192
Marathon Patent Group, Inc. (b)	2,210	4,928
Mastech Digital, Inc. (b)	373	4,331
MISTRAS Group, Inc. (b)	29,557	582,864
Navigant Consulting, Inc. (b)	75,747	1,505,850
Nielsen Holdings PLC	596,445	19,462,000
On Assignment, Inc. (b)	91,637	7,027,642
RCM Technologies, Inc.	9,908	63,015
Resources Connection, Inc.	51,824	805,863
Robert Half International, Inc.	226,789	12,942,848
RPX Corp.	97,220	975,117
TransUnion Holding Co., Inc. (b)	264,102	15,072,301
TriNet Group, Inc. (b)	78,552	3,705,298
TrueBlue, Inc. (b)	75,110	2,042,992
Verisk Analytics, Inc. (b)	274,495	28,050,644
Volt Information Sciences, Inc. (b)	6,248	25,304
WageWorks, Inc. (b)	80,292	4,211,315
Willdan Group, Inc. (b)	10,974	230,125
		202,740,413
Road & Rail - 0.9%
AMERCO	12,690	4,365,360
ArcBest Corp.	43,696	1,446,338
Avis Budget Group, Inc. (a)(b)	143,156	6,467,788
Celadon Group, Inc. (a)	62,978	242,465
Covenant Transport Group, Inc. Class A (b)	19,818	511,701
CSX Corp.	1,590,684	85,451,544
Daseke, Inc. (a)(b)	65,652	660,459
Genesee & Wyoming, Inc. Class A (b)	108,225	7,524,884
Heartland Express, Inc. (a)	91,092	1,778,116
J.B. Hunt Transport Services, Inc.	153,808	18,237,015
Kansas City Southern	182,352	18,789,550
Knight-Swift Transportation Holdings, Inc. Class A	220,755	10,631,561
Landstar System, Inc.	76,087	8,278,266
Marten Transport Ltd.	73,518	1,591,665
Norfolk Southern Corp.	507,550	70,590,054
Old Dominion Freight Lines, Inc.	117,920	16,381,446
P.A.M. Transportation Services, Inc. (b)	3,193	110,190
Patriot Transportation Holding, Inc. (b)	1,280	24,704
Roadrunner Transportation Systems, Inc. (b)	43,638	167,134
Ryder System, Inc.	90,251	6,531,465
Saia, Inc. (b)	46,535	3,380,768
Schneider National, Inc. Class B (a)	73,442	1,899,210
U.S.A. Truck, Inc. (b)	7,889	201,643
Union Pacific Corp.	1,399,994	182,349,219
Universal Logistics Holdings, Inc.	12,296	271,742
Werner Enterprises, Inc.	93,918	3,498,446
YRC Worldwide, Inc. (b)	47,961	418,220
		451,800,953
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (b)	688	10,320
Air Lease Corp. Class A	168,551	7,360,622
Aircastle Ltd.	96,241	1,874,775
Applied Industrial Technologies, Inc.	73,619	5,182,778
Beacon Roofing Supply, Inc. (b)	124,749	6,600,470
BlueLinx Corp. (b)	2,338	35,351
BMC Stock Holdings, Inc. (b)	96,728	1,813,650
CAI International, Inc. (b)	29,270	591,254
DXP Enterprises, Inc. (b)	27,205	809,077
EnviroStar, Inc. (a)	2,922	100,809
Fastenal Co. (a)	510,029	27,908,787
GATX Corp.	67,450	4,650,003
H&E Equipment Services, Inc.	49,244	1,856,006
HD Supply Holdings, Inc. (b)	339,883	12,320,759
Herc Holdings, Inc. (b)	48,522	3,164,120
Houston Wire & Cable Co. (b)	15,647	108,747
Huttig Building Products, Inc. (a)(b)	22,831	117,580
Kaman Corp.	48,613	2,976,088
Lawson Products, Inc. (b)	6,300	147,735
MRC Global, Inc. (b)	173,407	2,866,418
MSC Industrial Direct Co., Inc. Class A	88,439	7,736,644
Nexeo Solutions, Inc. (b)	103,751	963,847
Now, Inc. (a)(b)	176,983	1,679,569
Rush Enterprises, Inc. Class A (b)	64,888	2,758,389
SiteOne Landscape Supply, Inc. (a)(b)	67,882	4,672,997
Titan Machinery, Inc. (b)	39,035	778,358
Triton International Ltd.	82,257	2,345,970
United Rentals, Inc. (b)	148,956	26,080,706
Univar, Inc. (b)	216,684	6,242,666
Veritiv Corp. (b)	19,444	471,517
W.W. Grainger, Inc. (a)	93,921	24,565,038
Watsco, Inc.	53,435	8,836,546
WESCO International, Inc. (b)	82,412	5,130,147
Willis Lease Finance Corp. (b)	2,668	72,836
		172,830,579
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	140,425	5,687,213
SEACOR Marine Holdings, Inc. (a)	30,560	517,075
		6,204,288

TOTAL INDUSTRIALS		5,382,234,785

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,547,409
Aerohive Networks, Inc. (b)	130,171	545,416
Applied Optoelectronics, Inc. (a)(b)	31,585	882,169
Arista Networks, Inc. (b)	84,821	22,879,617
Arris International PLC (b)	323,592	8,251,596
Aviat Networks, Inc. (b)	5,550	93,074
Black Box Corp.	16,753	33,506
Blonder Tongue Laboratories, Inc. (b)	3,352	2,145
CalAmp Corp. (b)	63,415	1,483,911
Calix Networks, Inc. (b)	55,272	362,032
Carvana Co. Class A (a)	26,177	524,587
Ciena Corp. (b)	268,224	6,214,750
Cisco Systems, Inc.	8,792,054	393,708,178
Clearfield, Inc. (a)(b)	16,017	216,230
CommScope Holding Co., Inc. (b)	341,527	13,220,510
Communications Systems, Inc.	4,311	14,701
Comtech Telecommunications Corp.	38,555	852,066
Dasan Zhone Solutions, Inc. (b)	1,172	12,646
Digi International, Inc. (b)	37,099	387,685
EchoStar Holding Corp. Class A (b)	92,247	5,352,171
EMCORE Corp. (b)	50,451	267,390
Extreme Networks, Inc. (b)	245,320	2,799,101
F5 Networks, Inc. (b)	110,573	16,422,302
Finisar Corp. (a)(b)	193,129	3,476,322
Harmonic, Inc. (b)	134,269	406,164
Infinera Corp. (a)(b)	259,331	2,580,343
InterDigital, Inc.	59,150	4,246,970
Juniper Networks, Inc.	682,219	17,505,740
KVH Industries, Inc. (b)	23,641	241,138
Lantronix, Inc. (b)	71	166
Lumentum Holdings, Inc. (a)(b)	113,449	6,920,389
Motorola Solutions, Inc.	289,289	30,708,027
NETGEAR, Inc. (b)	57,212	3,189,569
NetScout Systems, Inc. (a)(b)	150,999	4,009,023
Network-1 Security Solutions, Inc.	21,477	55,840
Oclaro, Inc. (a)(b)	327,153	2,345,687
Optical Cable Corp. (b)	564	1,354
Palo Alto Networks, Inc. (b)	164,266	28,478,796
Parkervision, Inc. (a)(b)	10,028	8,223
PC-Tel, Inc.	11,999	84,113
Plantronics, Inc.	61,152	3,304,654
Quantenna Communications, Inc. (a)(b)	27,725	381,219
Relm Wireless Corp.	9,436	33,498
Resonant, Inc. (a)(b)	2,385	9,540
Sonus Networks, Inc. (b)	82,074	531,840
Tessco Technologies, Inc.	7,287	161,407
Ubiquiti Networks, Inc. (a)(b)	44,626	2,838,214
ViaSat, Inc. (a)(b)	93,287	6,510,500
Viavi Solutions, Inc. (b)	389,051	3,742,671
Westell Technologies, Inc. Class A (b)	18,994	61,541
		597,906,140
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	543,408	49,662,057
Anixter International, Inc. (b)	51,288	3,874,808
Applied DNA Sciences, Inc. (a)(b)	18,968	27,504
Arrow Electronics, Inc. (b)	174,121	14,204,791
Avnet, Inc.	219,819	9,386,271
AVX Corp.	141,087	2,440,805
Badger Meter, Inc.	74,053	3,524,923
Bel Fuse, Inc. Class B (non-vtg.)	13,939	241,145
Belden, Inc.	76,472	5,561,809
Benchmark Electronics, Inc.	89,057	2,671,710
Cardtronics PLC (b)	76,739	1,717,419
CDW Corp.	273,056	19,913,974
ClearSign Combustion Corp. (a)(b)	7,019	15,793
Cognex Corp.	309,382	16,616,907
Coherent, Inc. (b)	43,325	9,061,857
Control4 Corp. (b)	35,202	846,256
Corning, Inc.	1,571,612	45,702,477
CTS Corp.	48,442	1,244,959
CUI Global, Inc. (a)(b)	26,608	75,833
Daktronics, Inc.	49,334	439,566
Dell Technologies, Inc. (b)	371,700	27,613,593
Dolby Laboratories, Inc. Class A	108,648	7,013,228
Echelon Corp. (b)	3,219	15,161
Electro Scientific Industries, Inc. (a)(b)	113,580	2,036,489
eMagin Corp. (a)(b)	5,084	7,626
ePlus, Inc. (b)	25,477	1,950,264
Fabrinet	63,037	1,900,566
FARO Technologies, Inc. (b)	33,227	1,972,022
Fitbit, Inc. (a)(b)	275,332	1,316,087
FLIR Systems, Inc.	248,934	12,222,659
Frequency Electronics, Inc. (b)	2,550	23,562
I. D. Systems Inc. (a)(b)	6,071	44,379
Identiv, Inc. (b)	10,618	41,092
IEC Electronics Corp. (b)	86	363
II-VI, Inc. (a)(b)	95,705	3,684,643
Insight Enterprises, Inc. (b)	62,606	2,186,828
Intellicheck, Inc. (b)	545	1,395
IntriCon Corp. (b)	4,355	81,003
IPG Photonics Corp. (b)	66,641	16,369,695
Iteris, Inc. (a)(b)	32,677	182,011
Itron, Inc. (b)	55,882	3,911,740
Jabil, Inc.	305,429	8,274,072
KEMET Corp. (b)	79,365	1,426,983
KEY Tronic Corp. (b)	6,483	46,548
Keysight Technologies, Inc. (b)	331,556	15,586,448
Kimball Electronics, Inc. (b)	30,376	527,024
Knowles Corp. (a)(b)	178,238	2,573,757
LightPath Technologies, Inc. Class A (b)	376	801
Littelfuse, Inc.	43,846	9,098,045
LRAD Corp. (b)	56,581	122,215
Luna Innovations, Inc. (b)	1,444	3,841
Maxwell Technologies, Inc. (a)(b)	38,769	220,596
Mesa Laboratories, Inc.	4,836	633,516
Methode Electronics, Inc. Class A	72,142	2,846,002
MicroVision, Inc. (a)(b)	117,860	129,646
MTS Systems Corp. (a)	29,288	1,433,648
National Instruments Corp.	204,510	10,340,026
Neonode, Inc. (a)(b)	33,197	16,270
NetList, Inc. (a)(b)	104,599	30,909
Novanta, Inc. (b)	69,461	3,879,397
OSI Systems, Inc. (b)	28,365	1,790,966
Park Electrochemical Corp.	28,127	478,722
PC Connection, Inc.	26,383	655,090
PC Mall, Inc. (b)	8,716	61,884
Perceptron, Inc. (b)	13,154	120,359
Plexus Corp. (b)	72,969	4,401,490
RadiSys Corp. (b)	34,231	29,439
Research Frontiers, Inc. (a)(b)	16,855	15,675
RF Industries Ltd.	5,778	18,201
Richardson Electronics Ltd.	23,707	190,367
Rogers Corp. (b)	31,193	4,283,423
Sanmina Corp. (b)	138,110	3,804,931
ScanSource, Inc. (b)	40,769	1,335,185
SYNNEX Corp.	50,673	6,265,716
Systemax, Inc.	23,392	668,309
TE Connectivity Ltd.	615,918	63,494,987
Tech Data Corp. (b)	64,965	6,713,483
Trimble, Inc. (b)	442,297	16,776,325
TTM Technologies, Inc. (a)(b)	152,901	2,470,880
Universal Display Corp.	75,720	9,828,456
VeriFone Systems, Inc. (b)	198,885	3,301,491
Vishay Intertechnology, Inc.	233,503	4,296,455
Vishay Precision Group, Inc. (b)	17,938	537,243
Wayside Technology Group, Inc.	1,232	17,248
Wireless Telecom Group, Inc. (b)	11,200	23,408
Zebra Technologies Corp. Class A (b)	97,337	13,446,133
		472,020,880
Internet Software & Services - 4.6%
2U, Inc. (a)(b)	117,669	9,740,640
Akamai Technologies, Inc. (b)	294,471	19,865,014
Alarm.com Holdings, Inc. (a)(b)	76,969	2,781,275
Alphabet, Inc.:
Class A (b)	524,987	579,543,649
Class C (b)	542,365	599,166,886
Amber Road, Inc. (b)	55,819	507,953
ANGI Homeservices, Inc. Class A (a)(b)	79,036	1,168,942
AppFolio, Inc. (b)	18,857	756,166
Apptio, Inc. Class A (b)	10,079	291,283
Autoweb, Inc. (b)	9,434	66,604
Benefitfocus, Inc. (a)(b)	38,811	939,226
BlackLine, Inc. (a)(b)	64,906	2,855,864
Blucora, Inc. (b)	88,148	2,053,848
Box, Inc. Class A (b)	216,524	5,209,567
Brightcove, Inc. (b)	59,246	405,835
BroadVision, Inc. (b)	490	1,372
Carbonite, Inc. (a)(b)	40,379	1,136,669
Care.com, Inc. (b)	25,585	457,460
CarGurus, Inc. Class A (a)	63,394	2,046,358
ChannelAdvisor Corp. (b)	32,537	287,952
Cloudera, Inc.	138,832	2,644,750
CommerceHub, Inc.:
Series A (a)(b)	21,320	422,562
Series C (b)	54,178	1,032,091
Cornerstone OnDemand, Inc. (b)	104,237	4,273,717
CoStar Group, Inc. (b)	65,165	22,294,901
Coupa Software, Inc. (b)	54,059	2,411,031
Determine, Inc. (b)	552	845
DHI Group, Inc. (b)	141,360	233,244
eBay, Inc. (b)	1,720,569	73,743,587
eGain Communications Corp. (b)	8,558	66,325
Endurance International Group Holdings, Inc. (a)(b)	119,063	869,160
Envestnet, Inc. (b)	83,097	4,578,645
Etsy, Inc. (b)	195,696	4,953,066
Facebook, Inc. Class A (b)	4,244,505	756,880,132
Five9, Inc. (b)	92,098	2,796,095
GlowPoint, Inc. (b)	18,770	5,179
GoDaddy, Inc. (b)	179,895	10,759,520
Gogo, Inc. (a)(b)	109,584	995,023
GrubHub, Inc. (a)(b)	156,062	15,514,123
GTT Communications, Inc. (a)(b)	62,973	3,249,407
Hortonworks, Inc. (b)	79,816	1,435,092
IAC/InterActiveCorp (b)	133,418	19,867,274
Instructure, Inc. (b)	89,214	3,871,888
Internap Network Services Corp. (b)	24,920	324,458
Inuvo, Inc. (b)	9,640	8,385
iPass, Inc. (b)	33,662	13,640
j2 Global, Inc.	83,229	6,160,611
Leaf Group Ltd. (b)	19,244	148,179
Limelight Networks, Inc. (b)	172,777	698,019
Liquidity Services, Inc. (b)	37,923	259,773
LivePerson, Inc. (b)	99,233	1,433,917
LogMeIn, Inc.	94,017	10,863,664
Marchex, Inc. Class B	28,685	91,792
Marin Software, Inc. (b)	1,425	11,115
Match Group, Inc. (a)(b)	103,238	4,134,682
MeetMe, Inc. (a)(b)	113,904	298,428
MINDBODY, Inc. (a)(b)	51,352	1,830,699
MongoDB, Inc. Class A	53,983	1,738,792
MuleSoft, Inc. Class A (a)	80,667	2,490,997
New Relic, Inc. (b)	99,630	7,151,441
NIC, Inc.	110,917	1,497,380
Nutanix, Inc. Class A (a)(b)	104,635	3,813,946
Okta, Inc.	80,156	3,093,220
Ominto, Inc. (a)(b)	11,014	37,117
Pandora Media, Inc. (a)(b)	408,712	1,802,420
Q2 Holdings, Inc. (b)	56,898	2,591,704
QuinStreet, Inc. (b)	48,878	641,768
Qumu Corp. (b)	6,017	11,492
Quotient Technology, Inc. (b)	132,658	1,744,453
Reis, Inc.	8,134	156,580
Remark Holdings, Inc. (a)(b)	26,781	200,322
SecureWorks Corp. (b)	18,872	186,267
Shutterstock, Inc. (a)(b)	29,764	1,495,641
SPS Commerce, Inc. (b)	30,117	1,807,622
Stamps.com, Inc. (a)(b)	29,462	5,628,715
Support.com, Inc. (b)	39,218	107,457
Synacor, Inc. (b)	20,037	40,074
TechTarget, Inc. (b)	23,593	407,687
Telaria, Inc. (b)	40,833	157,207
The Trade Desk, Inc. (a)(b)	37,435	2,106,093
Travelzoo, Inc. (b)	5,383	34,451
TrueCar, Inc. (b)	124,192	1,377,289
Twilio, Inc. Class A (a)(b)	121,473	4,149,518
Twitter, Inc. (b)	1,147,274	36,552,150
VeriSign, Inc. (a)(b)	147,930	17,162,839
Veritone, Inc. (a)	11,539	160,969
Web.com Group, Inc. (a)(b)	88,964	1,601,352
XO Group, Inc. (b)	81,695	1,574,263
Yelp, Inc. (b)	147,397	6,420,613
Yext, Inc. (a)	22,445	285,052
Zillow Group, Inc.:
Class A (b)	72,361	3,440,042
Class C (a)(b)	192,635	9,182,910
		2,309,307,425
IT Services - 4.1%
Accenture PLC Class A	1,096,975	176,623,945
Acxiom Corp. (b)	136,727	3,742,218
Alliance Data Systems Corp.	90,040	21,696,038
Automatic Data Processing, Inc.	788,044	90,877,234
Blackhawk Network Holdings, Inc. (b)	106,476	4,764,801
Booz Allen Hamilton Holding Corp. Class A	266,230	10,098,104
Broadridge Financial Solutions, Inc.	205,695	20,647,664
CACI International, Inc. Class A (b)	43,520	6,486,656
Cass Information Systems, Inc.	16,566	970,105
Cognizant Technology Solutions Corp. Class A	1,047,041	85,878,303
Computer Task Group, Inc. (b)	11,646	92,819
Conduent, Inc. (b)	334,916	6,329,912
Convergys Corp.	164,874	3,826,726
CoreLogic, Inc. (b)	146,089	6,647,050
CSG Systems International, Inc.	60,961	2,845,659
CSP, Inc.	3,696	43,391
CSRA, Inc.	290,218	11,762,536
DST Systems, Inc.	112,242	9,335,167
DXC Technology Co.	505,715	51,856,016
Edgewater Technology, Inc. (b)	2,875	19,004
EPAM Systems, Inc. (b)	87,104	9,853,204
Euronet Worldwide, Inc. (b)	99,267	8,424,790
Everi Holdings, Inc. (b)	99,354	740,187
EVERTEC, Inc.	105,730	1,712,826
ExlService Holdings, Inc. (b)	59,903	3,415,669
Fidelity National Information Services, Inc.	590,554	57,390,038
First Data Corp. Class A (b)	808,392	12,627,083
Fiserv, Inc. (b)	370,976	53,194,249
FleetCor Technologies, Inc. (b)	158,984	31,785,671
Gartner, Inc. (b)	164,540	18,660,481
Genpact Ltd.	264,705	8,303,796
Global Payments, Inc.	281,234	31,889,123
Hackett Group, Inc.	39,872	718,892
Helios and Matheson Analytics, Inc. (a)(b)	30,142	143,476
IBM Corp.	1,531,835	238,705,848
Information Services Group, Inc. (b)	18,000	75,960
Innodata, Inc. (b)	14,010	16,252
Jack Henry & Associates, Inc.	139,152	16,322,530
Leidos Holdings, Inc.	255,738	16,190,773
ManTech International Corp. Class A	47,385	2,671,092
MasterCard, Inc. Class A	1,650,260	290,049,698
Mattersight Corp. (a)(b)	9,437	22,177
Maximus, Inc.	120,295	8,057,359
ModusLink Global Solutions, Inc. (b)	31,030	72,921
MoneyGram International, Inc. (b)	66,937	718,234
Paychex, Inc.	568,619	37,034,155
PayPal Holdings, Inc. (b)	2,005,100	159,224,991
Perficient, Inc. (b)	51,600	1,004,652
PFSweb, Inc. (b)	22,457	160,792
Presidio, Inc. (a)	95,619	1,397,950
PRG-Schultz International, Inc. (b)	36,569	274,268
Sabre Corp. (a)	375,253	8,619,561
Science Applications International Corp.	74,228	5,373,365
ServiceSource International, Inc. (b)	93,929	343,780
Square, Inc. (a)(b)	475,824	21,911,695
StarTek, Inc. (b)	15,709	169,657
Sykes Enterprises, Inc. (b)	77,094	2,240,352
Syntel, Inc. (a)(b)	71,654	1,923,910
Teradata Corp. (a)(b)	220,606	8,122,713
The Western Union Co.	833,977	16,529,424
Total System Services, Inc.	300,351	26,415,870
Travelport Worldwide Ltd.	241,707	3,444,325
Ttec Holdings, Inc.	29,721	1,059,554
Unisys Corp. (a)(b)	94,015	1,052,968
Virtusa Corp. (b)	48,896	2,333,317
Visa, Inc. Class A	3,219,554	395,811,969
WEX, Inc. (b)	68,406	10,230,117
WidePoint Corp. (b)	71,654	32,961
Worldpay, Inc. (b)	526,125	42,763,440
		2,073,781,463
Semiconductors & Semiconductor Equipment - 3.9%
Acacia Communications, Inc. (a)(b)	33,173	1,283,795
Adesto Technologies Corp. (b)	10,383	66,970
Advanced Energy Industries, Inc. (b)	70,933	4,704,277
Advanced Micro Devices, Inc. (a)(b)	1,457,245	17,647,237
AEHR Test Systems (b)	18,931	43,352
Alpha & Omega Semiconductor Ltd. (b)	32,383	497,727
Amkor Technology, Inc. (b)	223,902	2,250,215
Amtech Systems, Inc. (b)	13,719	104,127
Analog Devices, Inc.	653,157	58,882,104
Applied Materials, Inc.	1,889,989	108,844,467
Aquantia Corp. (a)(b)	25,937	357,931
Axcelis Technologies, Inc. (b)	55,214	1,349,982
AXT, Inc. (a)(b)	68,422	511,454
Broadcom Ltd.	722,904	178,166,920
Brooks Automation, Inc.	126,012	3,365,781
Cabot Microelectronics Corp.	44,714	4,556,357
Cavium, Inc. (b)	121,049	10,778,203
Ceva, Inc. (b)	37,331	1,371,914
Cirrus Logic, Inc. (b)	115,056	5,098,131
Cohu, Inc.	83,996	1,682,440
Cree, Inc. (a)(b)	179,530	6,791,620
CVD Equipment Corp. (a)(b)	24,298	214,065
CyberOptics Corp. (a)(b)	9,251	151,716
Cypress Semiconductor Corp.	603,136	10,536,786
Diodes, Inc. (b)	66,747	2,009,085
DSP Group, Inc. (b)	64,723	786,384
Entegris, Inc.	244,281	8,110,129
Experi Corp.	89,409	1,971,468
First Solar, Inc. (b)	142,742	8,971,335
FormFactor, Inc. (b)	123,711	1,620,614
GSI Technology, Inc. (b)	18,344	138,681
Ichor Holdings Ltd. (a)(b)	29,846	771,221
Impinj, Inc. (a)(b)	40,581	517,002
Inphi Corp. (a)(b)	81,649	2,265,760
Integrated Device Technology, Inc. (b)	240,699	7,302,808
Intel Corp.	8,335,907	410,876,856
Intermolecular, Inc. (b)	6,975	10,114
Intest Corp. (b)	2,175	16,748
KLA-Tencor Corp.	280,508	31,784,361
Kopin Corp. (a)(b)	88,411	270,538
Kulicke & Soffa Industries, Inc. (b)	125,107	2,914,993
Lam Research Corp.	284,554	54,594,530
Lattice Semiconductor Corp. (b)	220,983	1,328,108
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	79,684	1,700,457
Marvell Technology Group Ltd.	752,545	17,677,282
Maxim Integrated Products, Inc.	498,516	30,379,565
MaxLinear, Inc. Class A (b)	115,923	2,634,930
Microchip Technology, Inc. (a)	410,203	36,479,353
Micron Technology, Inc. (b)	2,048,082	99,966,882
Microsemi Corp. (b)	218,164	14,158,844
MKS Instruments, Inc.	93,742	10,438,172
Monolithic Power Systems, Inc.	69,641	8,152,175
MoSys, Inc. (b)	6,042	8,580
Nanometrics, Inc. (b)	47,602	1,256,217
NeoPhotonics Corp. (a)(b)	44,702	271,341
NVE Corp.	7,985	555,037
NVIDIA Corp.	1,078,334	260,956,828
ON Semiconductor Corp. (b)	776,853	18,582,324
PDF Solutions, Inc. (a)(b)	47,788	532,358
Photronics, Inc. (b)	101,617	792,613
Pixelworks, Inc. (b)	39,177	172,379
Power Integrations, Inc.	52,203	3,508,042
Qorvo, Inc. (b)	226,420	18,274,358
Qualcomm, Inc.	2,626,174	170,701,310
QuickLogic Corp. (a)(b)	142,208	228,955
Rambus, Inc. (b)	201,505	2,561,129
Rubicon Technology, Inc. (b)	2,504	18,054
Rudolph Technologies, Inc. (b)	69,669	1,849,712
Semtech Corp. (b)	131,349	4,419,894
Sigma Designs, Inc. (b)	63,510	381,060
Silicon Laboratories, Inc. (b)	78,252	7,316,562
Skyworks Solutions, Inc.	330,946	36,155,851
SMART Global Holdings, Inc.	13,359	463,824
SolarEdge Technologies, Inc. (b)	61,683	3,087,234
SunPower Corp. (a)(b)	97,783	693,281
Synaptics, Inc. (a)(b)	66,113	3,072,271
Teradyne, Inc.	378,289	17,174,321
Texas Instruments, Inc.	1,752,599	189,894,102
Ultra Clean Holdings, Inc. (a)(b)	60,588	1,166,925
Veeco Instruments, Inc. (b)	86,705	1,573,696
Versum Materials, Inc.	198,986	7,366,462
Xcerra Corp. (b)	98,441	984,410
Xilinx, Inc.	448,766	31,974,578
		1,963,099,674
Software - 5.6%
8x8, Inc. (b)	162,409	2,963,964
A10 Networks, Inc. (b)	73,118	459,181
ACI Worldwide, Inc. (b)	200,153	4,733,618
Activision Blizzard, Inc.	1,345,611	98,404,532
Adobe Systems, Inc. (b)	877,013	183,409,729
Agilysys, Inc. (b)	38,149	426,124
Altair Engineering, Inc. Class A (b)	83,373	2,194,377
American Software, Inc. Class A	55,166	686,265
ANSYS, Inc. (b)	151,566	24,241,466
Appian Corp. Class A (a)	19,112	516,788
Aspen Technology, Inc. (b)	131,521	10,163,943
Asure Software, Inc. (a)(b)	8,721	124,274
Autodesk, Inc. (b)	385,200	45,249,444
Black Knight, Inc. (b)	194,802	9,282,315
Blackbaud, Inc.	87,315	8,951,534
Bottomline Technologies, Inc. (b)	62,280	2,365,394
BSQUARE Corp. (b)	11,182	40,814
CA Technologies, Inc.	560,057	19,658,001
Cadence Design Systems, Inc. (b)	495,754	19,220,383
Callidus Software, Inc. (b)	115,529	4,147,491
CDK Global, Inc.	250,362	17,194,862
Citrix Systems, Inc. (b)	260,051	23,924,692
CommVault Systems, Inc. (b)	75,089	3,908,382
Datawatch Corp. (b)	9,730	90,976
Digimarc Corp. (a)(b)	18,523	479,746
Digital Turbine, Inc. (b)	41,910	94,298
Document Security Systems, Inc. (b)	4,956	5,452
Ebix, Inc.	42,676	3,582,650
Electronic Arts, Inc. (b)	545,224	67,444,209
Ellie Mae, Inc. (a)(b)	59,098	5,240,220
Everbridge, Inc. (b)	29,747	949,227
Evolving Systems, Inc. (b)	4,973	27,103
Fair Isaac Corp.	53,660	9,118,980
FireEye, Inc. (a)(b)	313,727	5,204,731
Forescout Technologies, Inc. (b)	43,159	1,285,275
Fortinet, Inc. (b)	260,319	13,138,300
Glu Mobile, Inc. (b)	173,754	644,627
GSE Systems, Inc. (b)	388	1,300
Guidewire Software, Inc. (a)(b)	129,374	10,391,320
HubSpot, Inc. (a)(b)	62,149	6,901,646
Imperva, Inc. (b)	51,764	2,414,791
Inseego Corp. (b)	35,452	66,295
Intuit, Inc.	430,269	71,794,685
Manhattan Associates, Inc. (a)(b)	127,067	5,349,521
Microsoft Corp.	13,733,451	1,287,785,700
MicroStrategy, Inc. Class A (b)	16,727	2,140,721
Mitek Systems, Inc. (b)	45,058	344,694
MobileIron, Inc. (b)	70,668	339,206
Model N, Inc. (b)	64,636	1,105,276
Monotype Imaging Holdings, Inc.	66,977	1,614,146
NetSol Technologies, Inc. (b)	10,165	48,284
Nuance Communications, Inc. (b)	461,370	7,409,602
Oracle Corp.	5,423,242	274,795,672
Parametric Technology Corp. (b)	208,715	15,394,818
Park City Group, Inc. (a)(b)	18,083	187,159
Paycom Software, Inc. (a)(b)	99,850	9,877,162
Paylocity Holding Corp. (b)	45,248	2,116,249
Pegasystems, Inc.	63,152	3,662,816
Progress Software Corp.	78,882	3,697,199
Proofpoint, Inc. (b)	76,136	8,159,495
PROS Holdings, Inc. (a)(b)	55,472	1,739,047
QAD, Inc.:
Class A	10,065	452,925
Class B	4,298	149,570
Qualys, Inc. (b)	57,308	4,243,657
Rapid7, Inc. (b)	37,409	987,972
RealNetworks, Inc. (b)	28,670	79,703
RealPage, Inc. (b)	107,924	5,639,029
Red Hat, Inc. (b)	313,447	46,202,088
RingCentral, Inc. (b)	118,298	7,411,370
Rosetta Stone, Inc. (b)	22,826	312,488
Salesforce.com, Inc. (b)	1,212,331	140,933,479
SeaChange International, Inc. (b)	36,866	113,547
ServiceNow, Inc. (b)	306,489	49,347,794
SITO Mobile Ltd. (b)	17,979	93,671
Smith Micro Software, Inc. (a)(b)	10,363	22,384
Snap, Inc. Class A (a)(b)	409,280	7,088,730
Sonic Foundry, Inc. (b)	155	364
Splunk, Inc. (b)	244,410	22,779,012
SS&C Technologies Holdings, Inc.	313,011	15,500,305
Symantec Corp.	1,101,352	28,954,544
Synchronoss Technologies, Inc. (a)(b)	70,331	656,892
Synopsys, Inc. (b)	265,684	22,495,464
Tableau Software, Inc. (b)	110,209	9,000,769
Take-Two Interactive Software, Inc. (b)	202,290	22,630,182
TeleNav, Inc. (b)	46,856	255,365
The Rubicon Project, Inc. (b)	59,339	95,536
TiVo Corp.	211,366	3,170,490
Tyler Technologies, Inc. (b)	60,606	12,309,685
Ultimate Software Group, Inc. (a)(b)	52,907	12,616,203
Upland Software, Inc. (b)	13,813	329,578
Varonis Systems, Inc. (b)	31,174	1,750,420
Vasco Data Security International, Inc. (b)	48,861	588,775
Verint Systems, Inc. (b)	117,045	4,553,051
VirnetX Holding Corp. (a)(b)	93,723	360,834
VMware, Inc. Class A (a)(b)	124,928	16,459,264
Workday, Inc. Class A (b)	240,214	30,427,907
Workiva, Inc. (b)	43,324	985,621
Zedge, Inc. (b)	14,921	49,239
Zendesk, Inc. (b)	202,958	8,763,726
Zix Corp. (b)	69,803	282,702
Zynga, Inc. (b)	1,392,357	4,817,555
		2,789,822,061
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(b)	198,011	1,881,105
Apple, Inc.	9,145,246	1,628,951,144
Astro-Med, Inc.	4,606	61,951
Avid Technology, Inc. (a)(b)	38,570	184,750
Concurrent Computer Corp.	6,675	35,711
CPI Card Group (a)	4,456	11,363
Cray, Inc. (b)	76,017	1,657,171
Diebold Nixdorf, Inc. (a)	123,985	1,946,565
Eastman Kodak Co. (a)(b)	64,018	336,095
Electronics for Imaging, Inc. (b)	82,143	2,249,897
Everspin Technologies, Inc. (a)(b)	9,978	76,731
Hewlett Packard Enterprise Co.	2,841,574	52,824,861
HP, Inc.	2,987,991	69,889,109
Immersion Corp. (a)(b)	59,681	691,703
Intevac, Inc. (b)	29,097	176,037
ITUS Corp. (a)(b)	25,229	83,003
NCR Corp. (b)	216,399	7,141,167
NetApp, Inc.	473,434	28,666,429
Pure Storage, Inc. Class A (a)(b)	209,911	4,548,771
Quantum Corp. (a)(b)	41,835	153,116
Seagate Technology LLC (a)	513,334	27,412,036
Super Micro Computer, Inc. (a)(b)	65,674	1,188,699
Transact Technologies, Inc.	3,411	47,242
U.S.A. Technologies, Inc. (a)(b)	68,908	561,600
Western Digital Corp.	529,836	46,116,925
Xerox Corp.	410,942	12,459,761
Xplore Technologies Corp. (b)	2,067	6,346
		1,889,359,288

TOTAL INFORMATION TECHNOLOGY		12,095,296,931

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	54,023	2,368,909
Advanced Emissions Solutions, Inc. (a)	57,241	551,803
AdvanSix, Inc. (b)	52,136	2,155,824
AgroFresh Solutions, Inc. (b)	38,931	301,326
Air Products & Chemicals, Inc.	385,828	62,037,284
Albemarle Corp. U.S.	198,982	19,983,762
American Vanguard Corp.	44,829	874,166
Ashland Global Holdings, Inc.	107,479	7,611,663
Axalta Coating Systems Ltd. (b)	400,178	12,325,482
Balchem Corp.	57,069	4,294,442
Cabot Corp.	106,306	6,397,495
Calgon Carbon Corp.	83,129	1,766,491
Celanese Corp. Class A	246,718	24,883,977
CF Industries Holdings, Inc.	413,542	17,054,472
Chase Corp.	19,479	2,025,816
Codexis, Inc. (b)	54,787	523,216
Core Molding Technologies, Inc.	10,858	197,616
DowDuPont, Inc.	4,167,789	292,995,567
Eastman Chemical Co.	259,233	26,203,272
Ecolab, Inc.	467,194	60,945,457
Ferro Corp. (b)	133,620	2,858,132
Flotek Industries, Inc. (a)(b)	98,612	586,741
FMC Corp.	235,247	18,462,185
FutureFuel Corp.	37,844	453,750
H.B. Fuller Co.	88,055	4,437,091
Hawkins, Inc.	13,930	466,655
Huntsman Corp.	374,240	12,076,725
Ingevity Corp. (b)	80,091	5,999,617
Innophos Holdings, Inc.	32,175	1,337,193
Innospec, Inc.	41,822	2,716,339
International Flavors & Fragrances, Inc.	145,054	20,488,878
Intrepid Potash, Inc. (a)(b)	199,844	661,484
KMG Chemicals, Inc.	19,191	1,150,884
Koppers Holdings, Inc. (b)	34,144	1,379,418
Kraton Performance Polymers, Inc. (b)	55,754	2,364,527
Kronos Worldwide, Inc.	34,238	734,405
LSB Industries, Inc. (a)(b)	28,693	214,337
LyondellBasell Industries NV Class A	580,455	62,816,840
Marrone Bio Innovations, Inc. (a)(b)	15,737	17,468
Minerals Technologies, Inc.	69,103	4,747,376
Monsanto Co.	778,073	95,990,866
NewMarket Corp.	16,721	6,987,873
Olin Corp.	290,042	9,426,365
OMNOVA Solutions, Inc. (b)	62,393	630,169
Platform Specialty Products Corp. (b)	374,823	3,913,152
PolyOne Corp.	144,671	5,976,359
PPG Industries, Inc.	447,686	50,337,814
PQ Group Holdings, Inc.	137,063	1,836,644
Praxair, Inc.	503,951	75,466,662
Quaker Chemical Corp.	22,939	3,269,496
Rayonier Advanced Materials, Inc.	82,695	1,684,497
RPM International, Inc.	250,289	12,456,884
Senomyx, Inc. (b)	66,138	78,704
Sensient Technologies Corp.	86,306	6,209,717
Sherwin-Williams Co.	146,294	58,748,745
Stepan Co.	34,404	2,755,760
The Chemours Co. LLC	326,423	15,508,357
The Mosaic Co.	610,934	16,079,783
The Scotts Miracle-Gro Co. Class A (a)	77,671	6,977,963
Trecora Resources (b)	28,770	319,347
Tredegar Corp.	71,882	1,146,518
Trinseo SA	75,141	5,981,224
Tronox Ltd. Class A	158,750	2,901,950
Valhi, Inc.	35,553	202,297
Valvoline, Inc.	351,998	8,064,274
Venator Materials PLC	82,940	1,587,472
W.R. Grace & Co.	118,963	7,872,971
Westlake Chemical Corp.	64,435	6,975,733
Yield10 Bioscience, Inc. (b)	693	1,053
		1,098,856,734
Construction Materials - 0.1%
Eagle Materials, Inc.	85,683	8,588,007
Forterra, Inc. (b)	32,917	233,382
Foundation Building Materials, Inc.	21,184	290,009
Martin Marietta Materials, Inc.	109,383	22,306,475
Summit Materials, Inc.	195,061	6,169,779
U.S. Concrete, Inc. (a)(b)	26,762	1,946,936
United States Lime & Minerals, Inc.	4,018	286,122
Vulcan Materials Co.	235,118	27,680,442
		67,501,152
Containers & Packaging - 0.4%
Aptargroup, Inc.	119,670	10,700,891
Avery Dennison Corp.	154,788	18,288,202
Ball Corp.	620,858	24,803,277
Bemis Co., Inc.	175,245	7,726,552
Berry Global Group, Inc. (b)	227,608	12,381,875
Crown Holdings, Inc. (b)	233,058	11,615,611
Graphic Packaging Holding Co.	529,162	8,101,470
Greif, Inc. Class A	63,236	3,640,497
International Paper Co.	730,930	43,556,119
Myers Industries, Inc.	29,894	566,491
Owens-Illinois, Inc. (b)	287,201	6,192,054
Packaging Corp. of America	166,963	19,901,990
Sealed Air Corp.	328,644	13,924,646
Silgan Holdings, Inc.	135,972	3,868,403
Sonoco Products Co.	183,166	8,786,473
UFP Technologies, Inc. (b)	14,187	403,620
WestRock Co.	453,830	29,843,861
		224,302,032
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)(b)	525,512	2,711,642
Alcoa Corp. (b)	299,210	13,455,474
Allegheny Technologies, Inc. (a)(b)	218,111	5,651,256
Ampco-Pittsburgh Corp.	10,414	106,223
Atkore International Group, Inc. (b)	52,989	1,151,981
Carpenter Technology Corp.	80,027	4,076,575
Century Aluminum Co. (b)	86,859	1,654,664
Cliffs Natural Resources, Inc. (a)(b)	491,448	3,454,879
Coeur d'Alene Mines Corp. (b)	321,230	2,457,410
Commercial Metals Co.	192,032	4,666,378
Compass Minerals International, Inc.	56,608	3,413,462
Comstock Mining, Inc. (a)(b)	11,344	3,517
Freeport-McMoRan, Inc. (b)	2,385,782	44,375,545
Friedman Industries	2,001	12,126
General Moly, Inc. (b)	60,513	23,782
Gold Resource Corp.	109,163	444,293
Golden Minerals Co. (a)(b)	71,014	26,630
Haynes International, Inc.	18,364	763,942
Hecla Mining Co.	683,190	2,500,475
Kaiser Aluminum Corp.	27,980	2,808,353
Materion Corp.	35,727	1,800,641
McEwen Mining, Inc. (a)	403,016	785,881
Newmont Mining Corp.	957,989	36,595,180
Nucor Corp.	558,044	36,496,078
Olympic Steel, Inc.	12,703	286,199
Paramount Gold Nevada Corp. (b)	7,958	10,107
Pershing Gold Corp. (a)(b)	31,696	69,097
Reliance Steel & Aluminum Co.	131,422	11,850,322
Royal Gold, Inc.	120,358	9,721,316
Ryerson Holding Corp. (a)(b)	30,039	303,394
Schnitzer Steel Industries, Inc. Class A	47,241	1,606,194
Solitario Exploration & Royalty Corp. (b)	18,115	9,601
Steel Dynamics, Inc.	449,332	20,781,605
SunCoke Energy, Inc. (b)	99,267	1,060,172
Synalloy Corp.	8,615	118,026
TimkenSteel Corp. (a)(b)	69,807	1,142,043
U.S. Antimony Corp. (b)	24,962	6,865
U.S. Gold Corp.	46	83
United States Steel Corp.	307,753	13,390,333
Universal Stainless & Alloy Products, Inc. (b)	6,659	169,072
Worthington Industries, Inc.	90,980	4,024,955
		233,985,771
Paper & Forest Products - 0.1%
Boise Cascade Co.	63,767	2,569,810
Clearwater Paper Corp. (b)	35,821	1,346,870
Domtar Corp.	128,751	5,762,895
Kapstone Paper & Packaging Corp.	150,928	5,265,878
Louisiana-Pacific Corp.	261,592	7,455,372
Mercer International, Inc. (SBI)	69,702	920,066
Neenah, Inc.	30,046	2,303,026
P.H. Glatfelter Co.	69,408	1,416,617
Resolute Forest Products (b)	146,819	1,189,234
Schweitzer-Mauduit International, Inc.	57,402	2,250,732
Verso Corp. (b)	59,171	1,037,859
		31,518,359

TOTAL MATERIALS		1,656,164,048

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	161,267	3,883,309
Agree Realty Corp.	50,269	2,367,670
Alexander & Baldwin, Inc.	155,313	3,415,333
Alexanders, Inc.	6,764	2,471,092
Alexandria Real Estate Equities, Inc. (a)	179,252	21,745,060
American Assets Trust, Inc.	89,595	2,841,953
American Campus Communities, Inc.	238,326	8,694,132
American Homes 4 Rent Class A	437,349	8,392,727
American Tower Corp.	762,823	106,284,129
Apartment Investment & Management Co. Class A	262,560	10,150,570
Apple Hospitality (REIT), Inc.	366,638	6,229,180
Armada Hoffler Properties, Inc.	88,352	1,155,644
Ashford Hospitality Prime, Inc.	47,533	408,784
Ashford Hospitality Trust, Inc.	123,613	681,108
AvalonBay Communities, Inc.	243,609	38,007,876
Bluerock Residential Growth (REIT), Inc. (a)	90,320	680,110
Boston Properties, Inc.	278,059	33,052,873
Brandywine Realty Trust (SBI)	276,702	4,333,153
Brixmor Property Group, Inc.	560,616	8,711,973
BRT Realty Trust (a)	189,164	1,974,872
Camden Property Trust (SBI)	177,479	14,146,851
CareTrust (REIT), Inc.	143,665	1,903,561
CatchMark Timber Trust, Inc.	100,692	1,317,051
CBL & Associates Properties, Inc. (a)	283,674	1,313,411
Cedar Realty Trust, Inc.	134,023	532,071
Chatham Lodging Trust	76,647	1,394,209
Chesapeake Lodging Trust	98,722	2,552,951
CIM Commercial Trust Corp.	6,057	95,095
City Office REIT, Inc.	67,579	678,493
Clipper Realty, Inc. (a)	6,962	61,962
Colony NorthStar, Inc. (a)	946,716	7,365,450
Columbia Property Trust, Inc.	198,850	4,142,046
Community Healthcare Trust, Inc.	41,798	983,925
Condor Hospitality Trust, Inc.	108	1,101
CorEnergy Infrastructure Trust, Inc. (a)	14,135	507,022
CoreSite Realty Corp.	56,759	5,326,832
Corporate Office Properties Trust (SBI)	181,324	4,525,847
Corrections Corp. of America	203,536	4,231,513
Cousins Properties, Inc.	673,063	5,613,345
Crown Castle International Corp.	720,166	79,261,470
CubeSmart	309,180	8,289,116
CyrusOne, Inc.	170,561	8,510,994
DCT Industrial Trust, Inc.	187,037	10,352,498
DDR Corp.	536,213	4,182,461
DiamondRock Hospitality Co.	332,744	3,420,608
Digital Realty Trust, Inc.	362,140	36,445,770
Douglas Emmett, Inc.	264,925	9,471,069
Duke Realty Corp.	634,902	15,726,523
Easterly Government Properties, Inc.	64,416	1,226,481
EastGroup Properties, Inc.	54,382	4,406,573
Education Realty Trust, Inc.	129,203	4,023,381
Empire State Realty Trust, Inc.	295,222	4,977,443
EPR Properties	106,196	6,120,075
Equinix, Inc.	138,885	54,456,809
Equity Commonwealth (b)	213,360	6,277,051
Equity Lifestyle Properties, Inc.	165,789	14,027,407
Equity Residential (SBI)	645,605	36,302,369
Essex Property Trust, Inc.	116,687	26,118,051
Extra Space Storage, Inc.	218,411	18,575,856
Farmland Partners, Inc. (a)	105,443	792,931
Federal Realty Investment Trust (SBI)	126,706	14,436,882
First Industrial Realty Trust, Inc.	184,151	5,161,753
Forest City Realty Trust, Inc. Class A	477,333	10,152,873
Four Corners Property Trust, Inc.	103,212	2,266,536
Franklin Street Properties Corp.	176,797	1,430,288
Front Yard Residential Corp. Class B	86,977	912,389
Gaming & Leisure Properties	346,079	11,510,588
General Growth Properties, Inc.	1,108,954	23,476,556
Getty Realty Corp.	48,238	1,138,417
Gladstone Commercial Corp.	76,606	1,295,407
Gladstone Land Corp. (a)	8,000	99,680
Global Medical REIT, Inc.	12,930	84,045
Global Net Lease, Inc.	110,110	1,722,120
Government Properties Income Trust	163,137	2,238,240
Gramercy Property Trust	276,707	5,990,707
HCP, Inc.	814,733	17,630,822
Healthcare Realty Trust, Inc.	262,572	6,971,287
Healthcare Trust of America, Inc.	387,197	9,621,845
Hersha Hospitality Trust	71,283	1,197,554
Highwoods Properties, Inc. (SBI)	185,987	7,999,301
Hospitality Properties Trust (SBI)	292,755	7,447,687
Host Hotels & Resorts, Inc.	1,297,018	24,072,654
Hudson Pacific Properties, Inc.	285,636	9,017,529
Independence Realty Trust, Inc.	140,119	1,193,814
InfraReit, Inc.	82,809	1,543,560
Investors Real Estate Trust	202,786	942,955
Invitation Homes, Inc.	524,758	11,413,487
Iron Mountain, Inc.	505,986	15,918,320
iStar Financial, Inc. (a)(b)	102,599	1,036,250
JBG SMITH Properties	174,423	5,694,911
Jernigan Capital, Inc. (a)	21,201	358,085
Kilroy Realty Corp.	169,012	11,509,717
Kimco Realty Corp.	744,326	11,135,117
Kite Realty Group Trust	145,444	2,202,022
Lamar Advertising Co. Class A	144,792	9,624,324
LaSalle Hotel Properties (SBI) (a)	187,702	4,604,330
Lexington Corporate Properties Trust	399,211	3,177,720
Liberty Property Trust (SBI)	243,797	9,571,470
Life Storage, Inc.	80,608	6,332,564
LTC Properties, Inc.	62,032	2,292,082
Mack-Cali Realty Corp.	154,097	2,602,698
MedEquities Realty Trust, Inc.	56,982	551,016
Medical Properties Trust, Inc.	636,344	7,801,577
Mid-America Apartment Communities, Inc.	212,495	18,236,321
Monmouth Real Estate Investment Corp. Class A	122,224	1,725,803
National Health Investors, Inc.	85,662	5,556,894
National Retail Properties, Inc.	290,818	10,830,062
National Storage Affiliates Trust	88,997	2,183,096
New Senior Investment Group, Inc.	149,321	1,206,514
NexPoint Residential Trust, Inc.	32,020	772,002
NorthStar Realty Europe Corp.	77,758	799,352
Omega Healthcare Investors, Inc. (a)	333,230	8,490,700
One Liberty Properties, Inc.	42,541	925,692
Outfront Media, Inc.	245,927	5,043,963
Paramount Group, Inc.	362,269	5,053,653
Park Hotels & Resorts, Inc.	279,908	7,274,809
Pebblebrook Hotel Trust (a)	119,218	4,054,604
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,101,044
Physicians Realty Trust	319,999	4,598,386
Piedmont Office Realty Trust, Inc. Class A	250,343	4,496,160
Potlatch Corp.	95,771	4,898,687
Power (REIT) (b)	718	4,380
Preferred Apartment Communities, Inc. Class A	51,100	711,823
Prologis, Inc.	934,899	56,729,671
PS Business Parks, Inc.	42,672	4,730,618
Public Storage	265,011	51,528,739
QTS Realty Trust, Inc. Class A	89,309	2,882,001
Quality Care Properties, Inc. (b)	156,460	1,938,539
RAIT Financial Trust	116,629	20,993
Ramco-Gershenson Properties Trust (SBI)	128,503	1,513,765
Rayonier, Inc.	230,983	7,851,112
Realty Income Corp.	518,221	25,486,109
Regency Centers Corp.	260,327	15,127,602
Retail Opportunity Investments Corp.	266,398	4,571,390
Retail Properties America, Inc.	409,657	4,899,498
Rexford Industrial Realty, Inc.	121,774	3,287,898
RLJ Lodging Trust	302,558	5,993,674
Ryman Hospitality Properties, Inc.	91,162	6,286,532
Sabra Health Care REIT, Inc.	302,193	5,101,018
Safety Income and Growth, Inc.	12,370	215,485
Saul Centers, Inc.	23,905	1,169,672
SBA Communications Corp. Class A (b)	208,263	32,753,522
Select Income REIT	130,864	2,377,799
Senior Housing Properties Trust (SBI)	425,667	6,444,598
Seritage Growth Properties (a)	43,689	1,651,444
Simon Property Group, Inc.	554,703	85,152,458
SL Green Realty Corp.	183,660	17,800,327
Sotherly Hotels, Inc.	2,721	16,516
Spirit Realty Capital, Inc.	831,107	6,482,635
Stag Industrial, Inc.	147,627	3,361,467
Store Capital Corp.	322,243	7,682,273
Summit Hotel Properties, Inc.	229,907	3,027,875
Sun Communities, Inc.	147,103	12,880,339
Sunstone Hotel Investors, Inc.	363,918	5,251,337
Tanger Factory Outlet Centers, Inc. (a)	158,086	3,528,480
Taubman Centers, Inc. (a)	102,172	5,972,975
Terreno Realty Corp.	83,145	2,769,560
The GEO Group, Inc.	214,441	4,567,593
The Macerich Co.	198,583	11,704,482
TIER REIT, Inc.	108,647	2,018,661
UDR, Inc.	504,145	16,949,355
UMH Properties, Inc.	79,886	932,270
Uniti Group, Inc. (a)	283,932	4,358,356
Universal Health Realty Income Trust (SBI)	38,916	2,154,390
Urban Edge Properties	187,255	4,040,963
Urstadt Biddle Properties, Inc. Class A	92,798	1,625,821
Ventas, Inc.	628,317	30,360,277
VEREIT, Inc.	1,684,858	11,541,277
Vornado Realty Trust	319,886	21,262,822
Washington Prime Group, Inc.	352,285	2,307,467
Washington REIT (SBI)	128,414	3,246,306
Weingarten Realty Investors (SBI)	218,157	5,918,599
Welltower, Inc.	660,268	34,664,070
Weyerhaeuser Co.	1,360,641	47,663,254
Wheeler REIT, Inc. (a)	6,770	33,985
Whitestone REIT Class B	105,336	1,299,846
WP Carey, Inc.	200,512	12,014,679
Xenia Hotels & Resorts, Inc.	170,955	3,362,685
		1,656,999,423
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	18,423	490,052
Boston Omaha Corp. (a)	13,217	330,161
CBRE Group, Inc. (b)	515,797	24,113,510
Consolidated-Tomoka Land Co.	6,987	432,705
Forestar Group, Inc. (a)(b)	22,360	552,292
FRP Holdings, Inc. (b)	3,842	200,745
HFF, Inc.	59,609	2,721,747
Howard Hughes Corp. (b)	67,898	8,703,845
Jones Lang LaSalle, Inc.	79,229	12,724,970
Kennedy-Wilson Holdings, Inc.	231,676	3,787,903
Marcus & Millichap, Inc. (b)	19,559	612,197
Maui Land & Pineapple, Inc. (b)	31,310	347,541
RE/MAX Holdings, Inc.	27,266	1,507,810
Realogy Holdings Corp. (a)	241,978	6,182,538
Redfin Corp. (a)	13,655	281,156
Stratus Properties, Inc.	12,801	380,190
Tejon Ranch Co. (b)	25,315	560,727
The St. Joe Co. (a)(b)	125,813	2,214,309
Transcontinental Realty Investors, Inc. (a)(b)	20,697	618,426
Trinity Place Holdings, Inc. (b)	7,019	42,114
		66,804,938

TOTAL REAL ESTATE		1,723,804,361

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc. (b)	135,810	286,559
Altice U.S.A., Inc. Class A (a)	135,431	2,464,844
AT&T, Inc.	10,935,125	396,945,038
Atlantic Tele-Network, Inc.	20,159	1,207,524
CenturyLink, Inc.	1,752,129	30,960,119
Cincinnati Bell, Inc. (b)	75,163	1,213,882
Cogent Communications Group, Inc.	79,491	3,406,189
Consolidated Communications Holdings, Inc. (a)	126,066	1,457,323
Frontier Communications Corp. (a)	131,607	925,197
Gci Liberty, Inc. Class A (b)	49,805	1,915,002
Globalstar, Inc. (a)(b)	800,187	760,658
Hawaiian Telcom Holdco, Inc. (b)	18,678	526,159
IDT Corp. Class B	44,765	540,761
Iridium Communications, Inc. (a)(b)	166,538	1,948,495
Ooma, Inc. (b)	37,459	398,938
ORBCOMM, Inc. (b)	123,895	1,288,508
Pareteum Corp. (a)(b)	88,901	202,694
PDVWireless, Inc. (b)	18,833	606,423
Verizon Communications, Inc.	7,307,894	348,878,860
Vonage Holdings Corp. (b)	383,634	3,893,885
WideOpenWest, Inc. (a)	35,967	347,441
Windstream Holdings, Inc. (a)	322,467	509,498
Zayo Group Holdings, Inc. (b)	326,134	11,691,904
		812,375,901
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	88,853
Boingo Wireless, Inc. (b)	75,566	2,000,232
NII Holdings, Inc. (b)	134,717	173,785
Shenandoah Telecommunications Co.	83,137	2,726,894
Spok Holdings, Inc.	43,148	670,951
Sprint Corp. (a)(b)	1,210,354	6,281,737
T-Mobile U.S., Inc. (b)	515,607	31,250,940
Telephone & Data Systems, Inc.	160,373	4,496,859
U.S. Cellular Corp. (b)	27,310	1,053,893
		48,744,144

TOTAL TELECOMMUNICATION SERVICES		861,120,045

UTILITIES - 2.7%
Electric Utilities - 1.5%
Allete, Inc.	92,545	6,306,942
Alliant Energy Corp.	399,095	15,425,022
American Electric Power Co., Inc.	860,400	56,425,032
Duke Energy Corp.	1,241,630	93,544,404
Edison International	575,291	34,856,882
El Paso Electric Co.	80,794	3,926,588
Entergy Corp.	331,899	25,164,582
Eversource Energy	554,857	31,626,849
Exelon Corp.	1,701,682	63,030,301
FirstEnergy Corp. (a)	790,189	25,546,810
Genie Energy Ltd. Class B	24,074	107,129
Great Plains Energy, Inc.	385,148	11,227,064
Hawaiian Electric Industries, Inc.	219,652	7,239,730
IDACORP, Inc.	102,567	8,313,055
MGE Energy, Inc.	67,317	3,534,143
NextEra Energy, Inc.	831,821	126,561,565
OGE Energy Corp.	377,699	11,837,087
Otter Tail Corp.	81,371	3,238,566
PG&E Corp.	910,308	37,404,556
Pinnacle West Capital Corp.	195,406	15,038,446
PNM Resources, Inc.	139,589	4,913,533
Portland General Electric Co.	147,815	5,872,690
PPL Corp.	1,196,554	34,281,272
Southern Co.	1,778,878	76,598,487
Spark Energy, Inc. Class A, (a)	24,582	228,613
Vistra Energy Corp. (a)(b)	550,902	10,439,593
Westar Energy, Inc.	261,746	12,754,883
Xcel Energy, Inc.	913,603	39,540,738
		764,984,562
Gas Utilities - 0.2%
Atmos Energy Corp.	195,837	15,762,920
Chesapeake Utilities Corp.	27,662	1,843,672
National Fuel Gas Co.	154,938	7,658,585
New Jersey Resources Corp.	144,194	5,493,791
Northwest Natural Gas Co.	56,327	2,937,453
ONE Gas, Inc.	93,649	5,955,140
RGC Resources, Inc.	6,537	163,098
South Jersey Industries, Inc.	141,912	3,719,514
Southwest Gas Holdings, Inc.	84,261	5,551,115
Spire, Inc.	89,693	6,081,185
UGI Corp.	304,467	13,119,483
WGL Holdings, Inc.	90,512	7,536,029
		75,821,985
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (b)	640,548	9,749,141
Dynegy, Inc. (a)(b)	219,293	2,681,953
NRG Energy, Inc.	543,641	14,058,556
NRG Yield, Inc.:
Class A	44,523	684,764
Class C	119,926	1,876,842
Ormat Technologies, Inc.	63,023	3,943,979
Pattern Energy Group, Inc. (a)	148,509	2,757,812
Terraform Power, Inc.	78,899	908,127
The AES Corp.	1,153,730	12,541,045
U.S. Geothermal, Inc. (b)	27,201	145,525
		49,347,744
Multi-Utilities - 0.8%
Ameren Corp.	427,084	23,190,661
Avangrid, Inc.	122,071	5,922,885
Avista Corp.	128,677	6,154,621
Black Hills Corp. (a)	93,372	4,742,364
CenterPoint Energy, Inc.	737,121	19,939,123
CMS Energy Corp.	470,546	19,974,678
Consolidated Edison, Inc.	544,257	40,759,407
Dominion Resources, Inc.	1,140,248	84,458,169
DTE Energy Co.	311,193	31,362,031
MDU Resources Group, Inc.	350,842	9,223,636
NiSource, Inc.	563,680	13,037,918
NorthWestern Energy Corp.	81,275	4,151,527
Public Service Enterprise Group, Inc.	894,940	43,341,944
SCANA Corp.	249,382	9,892,984
Sempra Energy (a)	441,376	48,101,156
Unitil Corp.	55,250	2,322,710
Vectren Corp.	162,155	9,769,839
WEC Energy Group, Inc.	555,778	33,302,218
		409,647,871
Water Utilities - 0.1%
American States Water Co.	72,116	3,830,802
American Water Works Co., Inc.	327,203	25,966,830
Aqua America, Inc.	336,537	11,506,200
AquaVenture Holdings Ltd. (a)(b)	20,099	258,272
Artesian Resources Corp. Class A	60,277	1,994,566
Cadiz, Inc. (a)(b)	46,921	649,856
California Water Service Group	83,616	3,173,227
Connecticut Water Service, Inc.	31,367	1,619,478
Middlesex Water Co.	39,650	1,405,196
Pure Cycle Corp. (b)	17,116	136,072
Select Energy Services, Inc. Class A (a)	42,457	609,683
SJW Corp.	29,404	1,556,648
York Water Co.	40,150	1,128,215
		53,835,045

TOTAL UTILITIES		1,353,637,207

TOTAL COMMON STOCKS
(Cost $30,418,769,296)		49,918,638,823
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $4,981,800)	5,000,000	4,974,411
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.41% (e)	183,772,741	$183,809,495
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	1,811,974,383	1,812,155,580
TOTAL MONEY MARKET FUNDS
(Cost $1,995,853,757)		1,995,965,075
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $32,419,604,853)		51,919,578,309
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(1,746,884,503)
NET ASSETS - 100%		$50,172,693,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	418	March 2018	$31,584,080	$80,593	$80,593
CME E-mini S&P 500 Index Contracts (United States)	1,588	March 2018	215,523,360	4,021,280	4,021,280
CME E-mini S&P MidCap 400 Index Contracts (United States)	84	March 2018	15,661,800	65,318	65,318
TOTAL FUTURES CONTRACTS					$4,167,191

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,974,411.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,727,937
Fidelity Securities Lending Cash Central Fund	11,878,010
Total	$13,605,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,469,926,406	$6,469,921,102	$5,301	$3
Consumer Staples	3,374,954,030	3,374,954,030	--	--
Energy	2,613,725,436	2,613,725,436	--	--
Financials	7,684,371,184	7,684,371,184	--	--
Health Care	6,703,404,390	6,702,710,054	--	694,336
Industrials	5,382,234,785	5,382,234,785	--	--
Information Technology	12,095,296,931	12,095,296,931	--	--
Materials	1,656,164,048	1,656,164,048	--	--
Real Estate	1,723,804,361	1,723,804,361	--	--
Telecommunication Services	861,120,045	861,120,045	--	--
Utilities	1,353,637,207	1,353,637,207	--	--
U.S. Government and Government Agency Obligations	4,974,411	--	4,974,411	--
Money Market Funds	1,995,965,075	1,995,965,075	--	--
Total Investments in Securities:	$51,919,578,309	$51,913,904,258	$4,979,712	$694,339
Derivative Instruments:
Assets
Futures Contracts	$4,167,191	$4,167,191	$--	$--
Total Assets	$4,167,191	$4,167,191	$--	$--
Total Derivative Instruments:	$4,167,191	$4,167,191	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,167,191	$0
Total Equity Risk	4,167,191	0
Total Value of Derivatives	$4,167,191	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $1,744,344,442) — See accompanying schedule: Unaffiliated issuers (cost $30,423,751,096)	$49,923,613,234
Fidelity Central Funds (cost $1,995,853,757)	1,995,965,075
Total Investment in Securities (cost $32,419,604,853)		$51,919,578,309
Segregated cash with brokers for derivative instruments		6,905,340
Cash		56,078
Receivable for fund shares sold		27,115,291
Dividends receivable		84,161,725
Distributions receivable from Fidelity Central Funds		1,135,239
Other receivables		831,877
Total assets		52,039,783,859
Liabilities
Payable for fund shares redeemed	$49,675,092
Accrued management fee	624,376
Payable for daily variation margin on futures contracts	3,513,058
Other affiliated payables	546,913
Other payables and accrued expenses	824,191
Collateral on securities loaned	1,811,906,423
Total liabilities		1,867,090,053
Net Assets		$50,172,693,806
Net Assets consist of:
Paid in capital		$30,643,613,148
Undistributed net investment income		165,503,274
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,563,263)
Net unrealized appreciation (depreciation) on investments		19,504,140,647
Net Assets		$50,172,693,806
Investor Class:
Net Asset Value, offering price and redemption price per share ($794,446,174 ÷ 10,259,722 shares)		$77.43
Premium Class:
Net Asset Value, offering price and redemption price per share ($27,441,887,361 ÷ 354,373,823 shares)		$77.44
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,341,899,045 ÷ 43,161,353 shares)		$77.43
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,114,863,776 ÷ 78,980,256 shares)		$77.42
Class F:
Net Asset Value, offering price and redemption price per share ($12,479,597,450 ÷ 161,141,098 shares)		$77.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Dividends		$831,259,421
Interest		100,453
Income from Fidelity Central Funds (including $11,878,010 from security lending)		13,605,947
Total income		844,965,821
Expenses
Management fee	$6,755,245
Transfer agent fees	7,117,387
Independent trustees' fees and expenses	167,399
Legal	14,538
Miscellaneous	130,935
Total expenses before reductions	14,185,504
Expense reductions	(14,565)	14,170,939
Net investment income (loss)		830,794,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,171,497
Fidelity Central Funds	77,651
Foreign currency transactions	102
Futures contracts	41,722,764
Total net realized gain (loss)		310,972,014
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,671,121,681
Fidelity Central Funds	(187,492)
Futures contracts	(5,481,555)
Total change in net unrealized appreciation (depreciation)		5,665,452,634
Net gain (loss)		5,976,424,648
Net increase (decrease) in net assets resulting from operations		$6,807,219,530

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$830,794,882	$693,855,123
Net realized gain (loss)	310,972,014	214,952,729
Change in net unrealized appreciation (depreciation)	5,665,452,634	7,091,127,790
Net increase (decrease) in net assets resulting from operations	6,807,219,530	7,999,935,642
Distributions to shareholders from net investment income	(778,723,850)	(649,892,693)
Distributions to shareholders from net realized gain	(315,859,948)	(218,645,122)
Total distributions	(1,094,583,798)	(868,537,815)
Share transactions - net increase (decrease)	4,369,390,868	3,500,265,848
Redemption fees	–	257,287
Total increase (decrease) in net assets	10,082,026,600	10,631,920,962
Net Assets
Beginning of period	40,090,667,206	29,458,746,244
End of period	$50,172,693,806	$40,090,667,206
Other Information
Undistributed net investment income end of period	$165,503,274	$113,906,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund Investor Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	1.30	1.20	1.13	1.10	.92
Net realized and unrealized gain (loss)	9.65	13.20	(5.97)	6.51	10.74
Total from investment operations	10.95	14.40	(4.84)	7.61	11.66
Distributions from net investment income	(1.21)	(1.13)	(1.11)	(.94)	(.80)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.72)	(1.52)	(1.42)	(.94)	(.80)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$77.43	$68.20	$55.32	$61.58	$54.91
Total ReturnD	16.16%	26.22%	(7.96)%	13.94%	26.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.79%	1.96%	1.90%	1.91%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$794,446	$736,989	$1,932,568	$1,943,259	$1,694,212
Portfolio turnover rateG	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.59	$54.91	$44.06
Income from Investment Operations
Net investment income (loss)B	1.34	1.25	1.16	1.13	.94
Net realized and unrealized gain (loss)	9.66	13.18	(5.98)	6.52	10.73
Total from investment operations	11.00	14.43	(4.82)	7.65	11.67
Distributions from net investment income	(1.25)	(1.16)	(1.14)	(.97)	(.82)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.76)	(1.55)	(1.45)	(.97)	(.82)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$77.44	$68.20	$55.32	$61.59	$54.91
Total ReturnD	16.23%	26.28%	(7.92)%	14.02%	26.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.84%	2.00%	1.95%	1.96%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$27,441,887	$23,288,507	$18,866,595	$18,860,117	$14,943,835
Portfolio turnover rateG	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	1.34	1.26	1.17	1.13	.94
Net realized and unrealized gain (loss)	9.66	13.18	(5.98)	6.52	10.75
Total from investment operations	11.00	14.44	(4.81)	7.65	11.69
Distributions from net investment income	(1.25)	(1.16)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.76)	(1.56)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.43	$68.19	$55.31	$61.58	$54.91
Total ReturnE	16.24%	26.30%	(7.92)%	14.01%	26.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.85%	2.01%	1.96%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,341,899	$2,345,441	$1,199,719	$1,307,281	$1,254,047
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Premium Class

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.90	$44.05
Income from Investment Operations
Net investment income (loss)B	1.36	1.28	1.17	1.14	.95
Net realized and unrealized gain (loss)	9.65	13.17	(5.98)	6.52	10.73
Total from investment operations	11.01	14.45	(4.81)	7.66	11.68
Distributions from net investment income	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.78)	(1.57)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.42	$68.19	$55.31	$61.58	$54.90
Total ReturnE	16.25%	26.32%	(7.91)%	14.04%	26.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.05%	.05%	.06%
Expenses net of fee waivers, if any	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$6,114,864	$4,684,669	$800,304	$1,022,585	$740,877
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Class F

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$55.32	$61.59	$54.92	$44.06
Income from Investment Operations
Net investment income (loss)B	1.36	1.26	1.17	1.14	.95
Net realized and unrealized gain (loss)	9.66	13.20	(5.98)	6.51	10.74
Total from investment operations	11.02	14.46	(4.81)	7.65	11.69
Distributions from net investment income	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.51)	(.39)	(.31)	–	–
Total distributions	(1.78)	(1.57)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$77.45	$68.21	$55.32	$61.59	$54.92
Total ReturnE	16.26%	26.33%	(7.91)%	14.01%	26.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,479,597	$9,035,061	$6,659,560	$6,368,808	$5,088,489
Portfolio turnover rateH	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018

1. Organization.

Fidelity Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,566,678,395
Gross unrealized depreciation	(2,213,222,288)
Net unrealized appreciation (depreciation)	$19,353,456,107
Tax Cost	$32,566,122,202

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$166,295,610
Undistributed long-term capital gain	$10,153,127
Net unrealized appreciation (depreciation) on securities and other investments	$19,353,456,107

The tax character of distributions paid was as follows:

	February 28, 2018	February 28, 2017
Ordinary Income	$812,794,970	$ 661,174,259
Long-term Capital Gains	281,788,828	207,363,556
Total	$1,094,583,798	$ 868,537,815

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,253,936,917 and $806,206,356, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.035%
Institutional Class	.03%
Institutional Premium Class	.015%
Class F	.015%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%
Class F	.015%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class, and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .075%, .02%, and .015% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. Prior to August 1, 2017, Investor Class, Premium Class, and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .03%, and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees. FIIOC received no fees for providing transfer agency services to Class F.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$575,374.075
Premium Class	6,084,353.024
Institutional Class	457,660.017
	$7,117,387

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130,935 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,565.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2018	Year ended February 28, 2017
From net investment income
Investor Class	$12,586,670	$16,896,705
Premium Class	435,270,799	378,185,569
Institutional Class	44,873,287	34,361,091
Institutional Premium Class	94,317,041	64,762,437
Class F	191,676,053	155,686,891
Total	$778,723,850	$649,892,693
From net realized gain
Investor Class	$5,321,710	$7,085,516
Premium Class	177,589,449	129,533,088
Institutional Class	18,221,313	11,106,621
Institutional Premium Class	37,888,601	19,355,949
Class F	76,838,875	51,563,948
Total	$315,859,948	$218,645,122

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017
Investor Class
Shares sold	6,491,579	8,795,818	$473,077,417	$548,532,660
Reinvestment of distributions	227,908	367,701	16,995,879	23,024,663
Shares redeemed	(7,266,119)	(33,293,575)	(529,723,284)	(2,016,144,611)
Net increase (decrease)	(546,632)	(24,130,056)	$(39,649,988)	$(1,444,587,288)
Premium Class
Shares sold	59,682,692	72,938,672	$4,353,636,860	$4,593,828,256
Reinvestment of distributions	7,372,266	7,020,226	550,334,111	448,347,863
Shares redeemed	(54,136,097)	(79,548,075)	(3,981,489,838)	(4,899,234,191)
Net increase (decrease)	12,918,861	410,823	$922,481,133	$142,941,928
Institutional Class
Shares sold	17,997,705	18,325,311	$1,330,831,506	$1,130,684,794
Reinvestment of distributions	732,368	632,945	54,656,693	40,590,795
Shares redeemed	(9,961,881)	(6,254,614)	(724,114,212)	(386,019,299)
Net increase (decrease)	8,768,192	12,703,642	$661,373,987	$785,256,290
Institutional Premium Class
Shares sold	19,386,022	61,769,845	$1,424,547,920	$3,765,300,121
Reinvestment of distributions	1,770,295	1,300,415	132,205,306	84,118,042
Shares redeemed	(10,876,497)	(8,839,371)	(794,477,913)	(559,041,660)
Net increase (decrease)	10,279,820	54,230,889	$762,275,313	$3,290,376,503
Class F
Shares sold	36,022,682	31,179,343	$2,617,551,668	$1,951,312,863
Reinvestment of distributions	3,591,887	3,238,153	268,514,928	207,250,839
Shares redeemed	(10,934,635)	(22,327,967)	(823,156,173)	(1,432,285,287)
Net increase (decrease)	28,679,934	12,089,529	$2,062,910,423	$726,278,415

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Total Market Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, hereafter referred to as the "Fund") as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel and Michael E. Wiley, each of the Trustees oversees 281 funds. Mr. Chiel oversees 145 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), and as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Investor Class	.09%
Actual		$1,000.00	$1,104.20	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.04%
Actual		$1,000.00	$1,104.50	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,104.60	$.16
Hypothetical-C		$1,000.00	$1,024.65	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,104.50	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Class F	.02%
Actual		$1,000.00	$1,104.70	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund
Investor Class	04/12/18	04/11/18	$0.24100	$0.016
Premium Class	04/12/18	04/11/18	$0.25250	$0.016
Institutional Class	04/12/18	04/11/18	$0.25355	$0.016
Institutional Premium Class	04/12/18	04/11/18	$0.25668	$0.016
Class F	04/12/18	04/11/18	$0.25669	$0.016
Fidelity Extended Market Index Fund
Investor Class	04/12/18	04/11/18	$0.05200	$0.000
Premium Class	04/12/18	04/11/18	$0.05713	$0.000
Institutional Premium Class	04/12/18	04/11/18	$0.06140	$0.000
Fidelity International Index Fund
Investor Class	04/12/18	04/11/18	$0.03100	$0.000
Premium Class	04/12/18	04/11/18	$0.04292	$0.000
Institutional Class	04/12/18	04/11/18	$0.04411	$0.000
Institutional Premium Class	04/12/18	04/11/18	$0.04470	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Total Market Index Fund	$273,258,299
Fidelity Extended Market Index Fund	$690,246,611

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2017	December 2017
Fidelity Total Market Index Fund
Investor Class	93%	92%
Premium Class	89%	89%
Institutional Class	89%	89%
Institutional Premium Class	87%	88%
Class F	87%	88%
Fidelity Extended Market Index Fund
Investor Class	63%	63%
Premium Class	60%	61%
Institutional Premium Class	58%	60%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2017	December 2017
Fidelity Total Market Index Fund
Investor Class	98%	97%
Premium Class	94%	94%
Institutional Class	94%	94%
Institutional Premium Class	92%	93%
Class F	92%	93%
Fidelity Extended Market Index Fund
Investor Class	61%	66%
Premium Class	58%	65%
Institutional Premium Class	56%	64%
Fidelity International Index Fund
Investor Class	100%	86%
Premium Class	100%	83%
Institutional Class	100%	83%
Institutional Premium Class	97%	83%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
Investor Class	04/13/17	$0.0208	$0.0058
Investor Class	12/18/17	$1.0064	$0.0883
Premium Class	04/13/17	$0.0324	$0.0058
Premium Class	12/18/17	$1.0352	$0.0883
Institutional Class	04/13/17	$0.0345	$0.0058
Institutional Class	12/18/17	$1.0380	$0.0883
Institutional Premium Class	04/13/17	$0.0356	$0.0058
Institutional Premium Class	12/18/17	$1.0395	$0.0883

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STI-F-ANN-0418
1.899048.108

Fidelity Flex℠ Funds Fidelity Flex℠ 500 Index Fund Annual Report February 28, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ 500 Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ 500 Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,691	Fidelity Flex℠ 500 Index Fund
$11,696	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 17.10% for the 12 months ending February 28, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. By sector, information technology fared best by far, gaining 36% amid strong earnings growth from several major index constituents. Consumer discretionary (+22%) also stood out, driven by retailers. Financials added 20%, riding the uptick in bond yields. Materials and industrials rose about 16% each, boosted by higher demand, especially from China. Conversely, notable laggards included the defensive telecommunication services (-5%) and utilities (-2%) sectors, while rising rates held back real estate (-3%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  The fund returned 16.91% for the period from its inception on March 9, 2017, through February 28, 2018, roughly in line with the 16.96% gain of the benchmark S&P 500®. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the leading tech sector. Here, index heavyweight Microsoft reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple benefited from growing demand for its iPhone® mobile devices and other products. Social-media leader Facebook continued to generate substantial cash, especially from mobile-video advertising, while Alphabet (parent of internet search giant Google) also contributed, as the firm continued to report impressive earnings growth. In the outperforming consumer discretionary sector, internet retailer Amazon.com had a solid stretch, driven by its strong financial performance. In contrast, industrial conglomerate General Electric detracted; the company faced a variety of business challenges and, late in 2017, cut its dividend. Several health care stocks also hurt, led by biotech company Celgene, as well as drugmakers Allergan and Merck.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	3.9
Microsoft Corp.	3.1
Amazon.com, Inc.	2.6
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.7
Berkshire Hathaway, Inc. Class B	1.7
Johnson & Johnson	1.5
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
Exxon Mobil Corp.	1.4
20.5

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	24.9
Financials	14.9
Health Care	13.6
Consumer Discretionary	12.5
Industrials	10.1
Consumer Staples	7.5
Energy	5.4
Materials	2.9
Utilities	2.6
Real Estate	2.6

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	99.9%
Short-Term Investments	0.1%

* Foreign investments - 4.1%

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.2%
Aptiv PLC	299	$27,308
BorgWarner, Inc.	223	10,945
The Goodyear Tire & Rubber Co.	277	8,016
		46,269
Automobiles - 0.4%
Ford Motor Co.	4,385	46,525
General Motors Co.	1,437	56,546
Harley-Davidson, Inc.	189	8,577
		111,648
Distributors - 0.1%
Genuine Parts Co.	165	15,154
LKQ Corp. (a)	347	13,700
		28,854
Diversified Consumer Services - 0.0%
H&R Block, Inc.	235	5,953
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	458	30,645
Chipotle Mexican Grill, Inc. (a)	28	8,915
Darden Restaurants, Inc.	139	12,814
Hilton Worldwide Holdings, Inc.	227	18,339
Marriott International, Inc. Class A	344	48,576
McDonald's Corp.	900	141,966
MGM Mirage, Inc.	573	19,614
Norwegian Cruise Line Holdings Ltd. (a)	232	13,201
Royal Caribbean Cruises Ltd.	192	24,307
Starbucks Corp.	1,599	91,303
Wyndham Worldwide Corp.	114	13,199
Wynn Resorts Ltd.	90	15,075
Yum! Brands, Inc.	379	30,843
		468,797
Household Durables - 0.4%
D.R. Horton, Inc.	384	16,090
Garmin Ltd.	125	7,405
Leggett & Platt, Inc.	148	6,432
Lennar Corp. Class A	305	17,257
Mohawk Industries, Inc. (a)	71	17,031
Newell Brands, Inc.	551	14,155
PulteGroup, Inc.	304	8,533
Whirlpool Corp.	81	13,157
		100,060
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	450	680,603
Expedia, Inc.	138	14,513
Netflix, Inc. (a)	488	142,193
The Booking Holdings, Inc. (a)	55	111,872
TripAdvisor, Inc. (a)	122	4,890
		954,071
Leisure Products - 0.1%
Hasbro, Inc.	127	12,137
Mattel, Inc.	386	6,137
		18,274
Media - 2.6%
CBS Corp. Class B	407	21,559
Charter Communications, Inc. Class A (a)	218	74,541
Comcast Corp. Class A	5,258	190,392
Discovery Communications, Inc.:
Class A (a)	173	4,207
Class C (non-vtg.) (a)	228	5,239
DISH Network Corp. Class A (a)	256	10,673
Interpublic Group of Companies, Inc.	437	10,226
News Corp.:
Class A	430	6,936
Class B	137	2,247
Omnicom Group, Inc.	259	19,744
Scripps Networks Interactive, Inc. Class A	108	9,705
The Walt Disney Co.	1,704	175,785
Time Warner, Inc.	875	81,340
Twenty-First Century Fox, Inc.:
Class A	1,185	43,632
Class B	494	17,991
Viacom, Inc. Class B (non-vtg.)	397	13,236
		687,453
Multiline Retail - 0.5%
Dollar General Corp.	293	27,715
Dollar Tree, Inc. (a)	266	27,302
Kohl's Corp.	189	12,491
Macy's, Inc.	342	10,058
Nordstrom, Inc.	131	6,722
Target Corp.	611	46,076
		130,364
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	83	9,483
AutoZone, Inc. (a)	31	20,606
Best Buy Co., Inc.	286	20,718
CarMax, Inc. (a)	205	12,694
Foot Locker, Inc.	139	6,381
Gap, Inc.	245	7,737
Home Depot, Inc.	1,317	240,050
L Brands, Inc.	278	13,714
Lowe's Companies, Inc.	941	84,304
O'Reilly Automotive, Inc. (a)	96	23,442
Ross Stores, Inc.	433	33,813
Signet Jewelers Ltd.	68	3,419
Tiffany & Co., Inc.	115	11,620
TJX Companies, Inc.	715	59,116
Tractor Supply Co.	141	9,155
Ulta Beauty, Inc.	66	13,421
		569,673
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	410	7,954
Michael Kors Holdings Ltd. (a)	171	10,761
NIKE, Inc. Class B	1,484	99,473
PVH Corp.	87	12,552
Ralph Lauren Corp.	62	6,562
Tapestry, Inc.	320	16,291
Under Armour, Inc.:
Class A (sub. vtg.) (a)	208	3,449
Class C (non-vtg.) (a)	207	3,115
VF Corp.	369	27,516
		187,673

TOTAL CONSUMER DISCRETIONARY		3,309,089

CONSUMER STAPLES - 7.5%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	220	15,354
Constellation Brands, Inc. Class A (sub. vtg.)	194	41,803
Dr. Pepper Snapple Group, Inc.	203	23,599
Molson Coors Brewing Co. Class B	208	15,860
Monster Beverage Corp. (a)	463	29,340
PepsiCo, Inc.	1,609	176,556
The Coca-Cola Co.	4,310	186,278
		488,790
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	494	94,305
CVS Health Corp.	1,139	77,144
Kroger Co.	1,000	27,120
Sysco Corp.	539	32,151
Walgreens Boots Alliance, Inc.	976	67,237
Walmart, Inc.	1,650	148,517
		446,474
Food Products - 1.1%
Archer Daniels Midland Co.	629	26,116
Campbell Soup Co.	216	9,299
ConAgra Foods, Inc.	459	16,584
General Mills, Inc.	639	32,301
Hormel Foods Corp.	303	9,835
Kellogg Co.	280	18,536
McCormick & Co., Inc. (non-vtg.)	135	14,415
Mondelez International, Inc.	1,680	73,752
The Hershey Co.	159	15,623
The J.M. Smucker Co.	128	16,166
The Kraft Heinz Co.	671	44,991
Tyson Foods, Inc. Class A	334	24,843
		302,461
Household Products - 1.4%
Church & Dwight Co., Inc.	281	13,822
Clorox Co.	145	18,717
Colgate-Palmolive Co.	987	68,073
Kimberly-Clark Corp.	403	44,701
Procter & Gamble Co.	2,864	224,881
		370,194
Personal Products - 0.2%
Coty, Inc. Class A	531	10,259
Estee Lauder Companies, Inc. Class A	252	34,887
		45,146
Tobacco - 1.2%
Altria Group, Inc.	2,145	135,028
Philip Morris International, Inc.	1,746	180,798
		315,826

TOTAL CONSUMER STAPLES		1,968,891

ENERGY - 5.4%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	481	12,698
Halliburton Co.	981	45,538
Helmerich & Payne, Inc.	122	7,875
National Oilwell Varco, Inc.	427	14,983
Schlumberger Ltd.	1,557	102,201
TechnipFMC PLC	493	14,208
		197,503
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	615	35,080
Andeavor	161	14,429
Apache Corp.	428	14,616
Cabot Oil & Gas Corp.	520	12,563
Chesapeake Energy Corp. (a)	1,021	2,879
Chevron Corp.	2,143	239,845
Cimarex Energy Co.	107	10,282
Concho Resources, Inc. (a)	167	25,184
ConocoPhillips Co.	1,344	72,993
Devon Energy Corp.	591	18,126
EOG Resources, Inc.	660	66,937
EQT Corp.	275	13,835
Exxon Mobil Corp.	4,777	361,810
Hess Corp.	304	13,808
Kinder Morgan, Inc.	2,159	34,976
Marathon Oil Corp.	955	13,867
Marathon Petroleum Corp.	549	35,169
Newfield Exploration Co. (a)	224	5,226
Noble Energy, Inc.	547	16,317
Occidental Petroleum Corp.	860	56,416
ONEOK, Inc.	461	25,968
Phillips 66 Co.	471	42,564
Pioneer Natural Resources Co.	191	32,514
Range Resources Corp.	254	3,376
The Williams Companies, Inc.	929	25,789
Valero Energy Corp.	492	44,487
		1,239,056

TOTAL ENERGY		1,436,559

FINANCIALS - 14.9%
Banks - 6.7%
Bank of America Corp.	10,930	350,853
BB&T Corp.	887	48,208
Citigroup, Inc.	2,980	224,960
Citizens Financial Group, Inc.	553	24,050
Comerica, Inc.	202	19,638
Fifth Third Bancorp	793	26,209
Huntington Bancshares, Inc.	1,215	19,076
JPMorgan Chase & Co.	3,908	451,374
KeyCorp	1,209	25,546
M&T Bank Corp.	169	32,083
Peoples United Financial, Inc.	389	7,445
PNC Financial Services Group, Inc.	535	84,348
Regions Financial Corp.	1,304	25,311
SunTrust Banks, Inc.	535	37,364
U.S. Bancorp	1,772	96,326
Wells Fargo & Co.	4,993	291,641
Zions Bancorporation	224	12,313
		1,776,745
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	65	12,308
Ameriprise Financial, Inc.	166	25,969
Bank of New York Mellon Corp.	1,151	65,642
BlackRock, Inc. Class A	139	76,371
Brighthouse Financial, Inc.	108	5,861
CBOE Holdings, Inc.	127	14,225
Charles Schwab Corp.	1,341	71,100
CME Group, Inc.	382	63,473
E*TRADE Financial Corp. (a)	304	15,878
Franklin Resources, Inc.	367	14,192
Goldman Sachs Group, Inc.	397	104,383
IntercontinentalExchange, Inc.	658	48,087
Invesco Ltd.	458	14,903
Moody's Corp.	187	31,207
Morgan Stanley	1,565	87,671
Northern Trust Corp.	241	25,515
Raymond James Financial, Inc.	154	14,277
S&P Global, Inc.	287	55,047
State Street Corp.	417	44,265
T. Rowe Price Group, Inc.	272	30,437
The NASDAQ OMX Group, Inc.	131	10,578
		831,389
Consumer Finance - 0.8%
American Express Co.	810	78,983
Capital One Financial Corp.	551	53,959
Discover Financial Services	416	32,793
Navient Corp.	296	3,836
Synchrony Financial	827	30,095
		199,666
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,163	448,174
Leucadia National Corp.	352	8,444
		456,618
Insurance - 2.5%
AFLAC, Inc.	442	39,285
Allstate Corp.	403	37,181
American International Group, Inc.	1,010	57,913
Aon PLC	281	39,430
Arthur J. Gallagher & Co.	203	14,029
Assurant, Inc.	60	5,128
Chubb Ltd.	522	74,082
Cincinnati Financial Corp.	168	12,531
Everest Re Group Ltd.	46	11,051
Hartford Financial Services Group, Inc.	401	21,193
Lincoln National Corp.	246	18,738
Loews Corp.	310	15,292
Marsh & McLennan Companies, Inc.	574	47,653
MetLife, Inc.	1,183	54,643
Principal Financial Group, Inc.	302	18,824
Progressive Corp.	654	37,657
Prudential Financial, Inc.	477	50,715
The Travelers Companies, Inc.	308	42,812
Torchmark Corp.	121	10,330
Unum Group	252	12,842
Willis Group Holdings PLC	148	23,369
XL Group Ltd.	288	12,185
		656,883

TOTAL FINANCIALS		3,921,301

HEALTH CARE - 13.6%
Biotechnology - 2.8%
AbbVie, Inc.	1,796	208,031
Alexion Pharmaceuticals, Inc. (a)	251	29,480
Amgen, Inc.	819	150,508
Biogen, Inc. (a)	238	68,780
Celgene Corp. (a)	885	77,101
Gilead Sciences, Inc.	1,468	115,576
Incyte Corp. (a)	197	16,777
Regeneron Pharmaceuticals, Inc. (a)	87	27,878
Vertex Pharmaceuticals, Inc. (a)	284	47,153
		741,284
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,956	118,005
Align Technology, Inc. (a)	81	21,264
Baxter International, Inc.	563	38,166
Becton, Dickinson & Co.	298	66,162
Boston Scientific Corp. (a)	1,543	42,062
Danaher Corp.	688	67,273
Dentsply Sirona, Inc.	258	14,463
Edwards Lifesciences Corp. (a)	238	31,813
Hologic, Inc. (a)	310	12,037
IDEXX Laboratories, Inc. (a)	98	18,349
Intuitive Surgical, Inc. (a)	126	53,733
Medtronic PLC	1,521	121,513
ResMed, Inc.	159	15,148
Stryker Corp.	362	58,702
The Cooper Companies, Inc.	55	12,679
Varian Medical Systems, Inc. (a)	103	12,292
Zimmer Biomet Holdings, Inc.	228	26,505
		730,166
Health Care Providers & Services - 2.8%
Aetna, Inc.	369	65,335
AmerisourceBergen Corp.	181	17,224
Anthem, Inc.	289	68,025
Cardinal Health, Inc.	354	24,500
Centene Corp. (a)	194	19,675
Cigna Corp.	277	54,262
DaVita HealthCare Partners, Inc. (a)	170	12,243
Envision Healthcare Corp. (a)	136	5,236
Express Scripts Holding Co. (a)	637	48,062
HCA Holdings, Inc.	318	31,562
Henry Schein, Inc. (a)	176	11,649
Humana, Inc.	161	43,763
Laboratory Corp. of America Holdings (a)	117	20,206
McKesson Corp.	234	34,920
Patterson Companies, Inc.	93	2,937
Quest Diagnostics, Inc.	153	15,767
UnitedHealth Group, Inc.	1,093	247,193
Universal Health Services, Inc. Class B	98	11,192
		733,751
Health Care Technology - 0.1%
Cerner Corp. (a)	355	22,777
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	362	24,830
Illumina, Inc. (a)	164	37,395
Mettler-Toledo International, Inc. (a)	29	17,870
PerkinElmer, Inc.	124	9,466
Quintiles Transnational Holdings, Inc. (a)	164	16,126
Thermo Fisher Scientific, Inc.	451	94,070
Waters Corp. (a)	89	18,213
		217,970
Pharmaceuticals - 4.3%
Allergan PLC	374	57,678
Bristol-Myers Squibb Co.	1,840	121,808
Eli Lilly & Co.	1,089	83,875
Johnson & Johnson	3,028	393,277
Merck & Co., Inc.	3,086	167,323
Mylan NV (a)	603	24,313
Perrigo Co. PLC	147	11,975
Pfizer, Inc.	6,724	244,148
Zoetis, Inc. Class A	548	44,311
		1,148,708

TOTAL HEALTH CARE		3,594,656

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.9%
Arconic, Inc.	476	11,610
General Dynamics Corp.	312	69,404
Harris Corp.	134	20,924
Huntington Ingalls Industries, Inc.	51	13,363
L3 Technologies, Inc.	88	18,264
Lockheed Martin Corp.	282	99,388
Northrop Grumman Corp.	196	68,608
Raytheon Co.	325	70,691
Rockwell Collins, Inc.	183	25,203
Textron, Inc.	296	17,716
The Boeing Co.	631	228,555
TransDigm Group, Inc.	54	15,569
United Technologies Corp.	835	112,508
		771,803
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	157	14,658
Expeditors International of Washington, Inc.	200	12,992
FedEx Corp.	280	68,995
United Parcel Service, Inc. Class B	772	80,605
		177,250
Airlines - 0.5%
Alaska Air Group, Inc.	138	8,901
American Airlines Group, Inc.	479	25,986
Delta Air Lines, Inc.	743	40,048
Southwest Airlines Co.	614	35,514
United Continental Holdings, Inc. (a)	283	19,185
		129,634
Building Products - 0.3%
A.O. Smith Corp.	164	10,527
Allegion PLC	107	9,000
Fortune Brands Home & Security, Inc.	173	10,494
Johnson Controls International PLC	1,040	38,345
Masco Corp.	354	14,556
		82,922
Commercial Services & Supplies - 0.3%
Cintas Corp.	97	16,554
Republic Services, Inc.	267	17,937
Stericycle, Inc. (a)	96	6,016
Waste Management, Inc.	457	39,448
		79,955
Construction & Engineering - 0.1%
Fluor Corp.	157	8,933
Jacobs Engineering Group, Inc.	135	8,243
Quanta Services, Inc. (a)	174	5,993
		23,169
Electrical Equipment - 0.6%
Acuity Brands, Inc.	47	6,701
AMETEK, Inc.	260	19,692
Eaton Corp. PLC	495	39,947
Emerson Electric Co.	721	51,234
Fortive Corp.	344	26,419
Rockwell Automation, Inc.	148	26,758
		170,751
Industrial Conglomerates - 1.7%
3M Co.	671	158,027
General Electric Co.	9,747	137,530
Honeywell International, Inc.	856	129,350
Roper Technologies, Inc.	118	32,461
		457,368
Machinery - 1.6%
Caterpillar, Inc.	669	103,447
Cummins, Inc.	175	29,430
Deere & Co.	359	57,752
Dover Corp.	175	17,518
Flowserve Corp.	147	6,225
Illinois Tool Works, Inc.	347	56,020
Ingersoll-Rand PLC	281	24,953
PACCAR, Inc.	395	28,278
Parker Hannifin Corp.	150	26,771
Pentair PLC	186	12,776
Snap-On, Inc.	64	10,190
Stanley Black & Decker, Inc.	177	28,177
Xylem, Inc.	202	15,065
		416,602
Professional Services - 0.3%
Equifax, Inc.	135	15,255
IHS Markit Ltd. (a)	408	19,196
Nielsen Holdings PLC	376	12,269
Robert Half International, Inc.	141	8,047
Verisk Analytics, Inc. (a)	175	17,883
		72,650
Road & Rail - 0.9%
CSX Corp.	1,004	53,935
J.B. Hunt Transport Services, Inc.	96	11,383
Kansas City Southern	116	11,953
Norfolk Southern Corp.	322	44,784
Union Pacific Corp.	885	115,271
		237,326
Trading Companies & Distributors - 0.2%
Fastenal Co.	323	17,675
United Rentals, Inc. (a)	95	16,634
W.W. Grainger, Inc.	58	15,170
		49,479

TOTAL INDUSTRIALS		2,668,909

INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	5,575	249,649
F5 Networks, Inc. (a)	70	10,396
Juniper Networks, Inc.	421	10,803
Motorola Solutions, Inc.	182	19,319
		290,167
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	343	31,347
Corning, Inc.	977	28,411
FLIR Systems, Inc.	156	7,660
TE Connectivity Ltd.	402	41,442
		108,860
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	190	12,817
Alphabet, Inc.:
Class A (a)	335	369,813
Class C (a)	341	376,713
eBay, Inc. (a)	1,092	46,803
Facebook, Inc. Class A (a)	2,686	478,968
VeriSign, Inc. (a)	95	11,022
		1,296,136
IT Services - 4.2%
Accenture PLC Class A	695	111,902
Alliance Data Systems Corp.	54	13,012
Automatic Data Processing, Inc.	498	57,429
Cognizant Technology Solutions Corp. Class A	663	54,379
CSRA, Inc.	184	7,458
DXC Technology Co.	321	32,915
Fidelity National Information Services, Inc.	375	36,443
Fiserv, Inc. (a)	234	33,553
Gartner, Inc. (a)	102	11,568
Global Payments, Inc.	179	20,297
IBM Corp.	972	151,467
MasterCard, Inc. Class A	1,047	184,021
Paychex, Inc.	359	23,382
PayPal Holdings, Inc. (a)	1,270	100,851
The Western Union Co.	516	10,227
Total System Services, Inc.	188	16,535
Visa, Inc. Class A	2,045	251,412
		1,116,851
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	922	11,165
Analog Devices, Inc.	414	37,322
Applied Materials, Inc.	1,199	69,050
Broadcom Ltd.	459	113,125
Intel Corp.	5,273	259,906
KLA-Tencor Corp.	176	19,943
Lam Research Corp.	182	34,919
Microchip Technology, Inc.	263	23,389
Micron Technology, Inc. (a)	1,296	63,258
NVIDIA Corp.	683	165,286
Qorvo, Inc. (a)	143	11,542
Qualcomm, Inc.	1,657	107,705
Skyworks Solutions, Inc.	206	22,506
Texas Instruments, Inc.	1,112	120,485
Xilinx, Inc.	282	20,093
		1,079,694
Software - 5.7%
Activision Blizzard, Inc.	850	62,161
Adobe Systems, Inc. (a)	556	116,276
ANSYS, Inc. (a)	95	15,194
Autodesk, Inc. (a)	246	28,898
CA Technologies, Inc.	353	12,390
Cadence Design Systems, Inc. (a)	317	12,290
Citrix Systems, Inc. (a)	161	14,812
Electronic Arts, Inc. (a)	346	42,800
Intuit, Inc.	273	45,553
Microsoft Corp.	8,689	814,768
Oracle Corp.	3,435	174,051
Red Hat, Inc. (a)	199	29,333
Salesforce.com, Inc. (a)	776	90,210
Symantec Corp.	697	18,324
Synopsys, Inc. (a)	169	14,309
		1,491,369
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	5,783	1,030,057
Hewlett Packard Enterprise Co.	1,793	33,332
HP, Inc.	1,877	43,903
NetApp, Inc.	303	18,347
Seagate Technology LLC	325	17,355
Western Digital Corp.	332	28,897
Xerox Corp.	240	7,277
		1,179,168

TOTAL INFORMATION TECHNOLOGY		6,562,245

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	245	39,394
Albemarle Corp. U.S.	124	12,453
CF Industries Holdings, Inc.	262	10,805
DowDuPont, Inc.	2,641	185,662
Eastman Chemical Co.	162	16,375
Ecolab, Inc.	292	38,091
FMC Corp.	151	11,850
International Flavors & Fragrances, Inc.	89	12,571
LyondellBasell Industries NV Class A	364	39,392
Monsanto Co.	494	60,945
PPG Industries, Inc.	286	32,158
Praxair, Inc.	322	48,220
Sherwin-Williams Co.	94	37,749
The Mosaic Co.	393	10,344
		556,009
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	71	14,479
Vulcan Materials Co.	149	17,542
		32,021
Containers & Packaging - 0.4%
Avery Dennison Corp.	99	11,697
Ball Corp.	393	15,700
International Paper Co.	464	27,650
Packaging Corp. of America	106	12,635
Sealed Air Corp.	203	8,601
WestRock Co.	286	18,807
		95,090
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	1,513	28,142
Newmont Mining Corp.	599	22,882
Nucor Corp.	357	23,348
		74,372

TOTAL MATERIALS		757,492

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	114	13,829
American Tower Corp.	482	67,157
Apartment Investment & Management Co. Class A	176	6,804
AvalonBay Communities, Inc.	161	25,119
Boston Properties, Inc.	180	21,397
Crown Castle International Corp.	457	50,297
Digital Realty Trust, Inc.	231	23,248
Duke Realty Corp.	400	9,908
Equinix, Inc.	88	34,505
Equity Residential (SBI)	413	23,223
Essex Property Trust, Inc.	74	16,563
Extra Space Storage, Inc.	141	11,992
Federal Realty Investment Trust (SBI)	82	9,343
General Growth Properties, Inc.	702	14,861
HCP, Inc.	527	11,404
Host Hotels & Resorts, Inc.	832	15,442
Iron Mountain, Inc.	316	9,941
Kimco Realty Corp.	478	7,151
Mid-America Apartment Communities, Inc.	128	10,985
Prologis, Inc.	598	36,287
Public Storage	168	32,666
Realty Income Corp.	317	15,590
Regency Centers Corp.	166	9,646
SBA Communications Corp. Class A (a)	132	20,760
Simon Property Group, Inc.	349	53,575
SL Green Realty Corp.	104	10,080
The Macerich Co.	122	7,191
UDR, Inc.	301	10,120
Ventas, Inc.	400	19,328
Vornado Realty Trust	194	12,895
Welltower, Inc.	416	21,840
Weyerhaeuser Co.	848	29,705
		662,852
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	340	15,895

TOTAL REAL ESTATE		678,747

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	6,920	251,196
CenturyLink, Inc.	1,093	19,313
Verizon Communications, Inc.	4,597	219,461
		489,970
UTILITIES - 2.6%
Electric Utilities - 1.6%
Alliant Energy Corp.	260	10,049
American Electric Power Co., Inc.	553	36,266
Duke Energy Corp.	787	59,293
Edison International	366	22,176
Entergy Corp.	203	15,391
Eversource Energy	356	20,292
Exelon Corp.	1,079	39,966
FirstEnergy Corp.	502	16,230
NextEra Energy, Inc.	529	80,487
PG&E Corp.	576	23,668
Pinnacle West Capital Corp.	126	9,697
PPL Corp.	768	22,003
Southern Co.	1,128	48,572
Xcel Energy, Inc.	571	24,713
		428,803
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	338	8,741
The AES Corp.	742	8,066
		16,807
Multi-Utilities - 0.9%
Ameren Corp.	273	14,824
CenterPoint Energy, Inc.	484	13,092
CMS Energy Corp.	317	13,457
Consolidated Edison, Inc.	361	27,035
Dominion Resources, Inc.	723	53,553
DTE Energy Co.	202	20,358
NiSource, Inc.	379	8,766
Public Service Enterprise Group, Inc.	569	27,557
SCANA Corp.	160	6,347
Sempra Energy	282	30,732
WEC Energy Group, Inc.	355	21,272
		236,993
Water Utilities - 0.0%
American Water Works Co., Inc.	200	15,872

TOTAL UTILITIES		698,475

TOTAL COMMON STOCKS
(Cost $25,000,465)		26,086,334

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.41% (b)
(Cost $218,371)	218,328	218,371
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $25,218,836)		26,304,705
NET OTHER ASSETS (LIABILITIES) - 0.3%		76,930
NET ASSETS - 100%		$26,381,635

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	March 2018	$271,440	$4,957	$4,957

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,457
Total	$3,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,957	$0
Total Equity Risk	4,957	0
Total Value of Derivatives	$4,957	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,000,465)	$26,086,334
Fidelity Central Funds (cost $218,371)	218,371
Total Investment in Securities (cost $25,218,836)		$26,304,705
Segregated cash with brokers for derivative instruments		11,600
Cash		2,926
Receivable for fund shares sold		31,813
Dividends receivable		41,771
Distributions receivable from Fidelity Central Funds		1,074
Total assets		26,393,889
Liabilities
Payable for investments purchased	$4,746
Payable for fund shares redeemed	4,198
Payable for daily variation margin on futures contracts	3,310
Total liabilities		12,254
Net Assets		$26,381,635
Net Assets consist of:
Paid in capital		$25,225,493
Undistributed net investment income		65,664
Accumulated undistributed net realized gain (loss) on investments		(348)
Net unrealized appreciation (depreciation) on investments		1,090,826
Net Assets, for 2,277,636 shares outstanding		$26,381,635
Net Asset Value, offering price and redemption price per share ($26,381,635 ÷ 2,277,636 shares)		$11.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to February 28, 2018
Investment Income
Dividends		$151,753
Income from Fidelity Central Funds		3,457
Total income		155,210
Expenses
Independent trustees' fees and expenses	$20
Miscellaneous	11
Total expenses before reductions	31
Expense reductions	(9)	22
Net investment income (loss)		155,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,696)
Futures contracts	26,858
Total net realized gain (loss)		11,162
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,085,869
Futures contracts	4,957
Total change in net unrealized appreciation (depreciation)		1,090,826
Net gain (loss)		1,101,988
Net increase (decrease) in net assets resulting from operations		$1,257,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,188
Net realized gain (loss)	11,162
Change in net unrealized appreciation (depreciation)	1,090,826
Net increase (decrease) in net assets resulting from operations	1,257,176
Distributions to shareholders from net investment income	(89,524)
Distributions to shareholders from net realized gain	(11,510)
Total distributions	(101,034)
Share transactions
Proceeds from sales of shares	28,120,249
Reinvestment of distributions	101,034
Cost of shares redeemed	(2,995,790)
Net increase (decrease) in net assets resulting from share transactions	25,225,493
Total increase (decrease) in net assets	26,381,635
Net Assets
Beginning of period	–
End of period	$26,381,635
Other Information
Undistributed net investment income end of period	$65,664
Shares
Sold	2,535,924
Issued in reinvestment of distributions	9,003
Redeemed	(267,291)
Net increase (decrease)	2,277,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

Years ended February 28,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	1.47
Total from investment operations	1.69
Distributions from net investment income	(.10)
Distributions from net realized gain	(.01)
Total distributions	(.11)
Net asset value, end of period	$11.58
Total ReturnC,D	16.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	2.04%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,382
Portfolio turnover rateI	10%G

 A For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,713,314
Gross unrealized depreciation	(649,575)
Net unrealized appreciation (depreciation)	$1,063,739
Tax Cost	$25,240,966

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$77,780
Undistributed long-term capital gain	$14,624
Net unrealized appreciation (depreciation) on securities and other investments	$1,063,739

Tax character of distributions paid was as follows:

February 28, 2018(a)
Ordinary Income	$95,279
Long-term Capital Gains	5,755
Total	$101,034

 (a) For the period March 9, 2017 (commencement of operations) to February 28, 2018.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,797,184 and $772,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Flex 500 Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex℠ 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 28, 2018, and the related statement of operations, statement of changes in net assets and the financial highlights from March 9, 2017 (commencement of operations) to February 28, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 9, 2017 (commencement of operations) to February 28, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust, and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for and Jonathan Chiel, each of the Trustees oversees 281 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as Head of Fidelity Investments’ Investment Solutions and Innovation organization (2018-present), and as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present). Previously, Mr. Hogan served as Trustee of certain Fidelity® funds (2014-2018), President of the Equity Division of FMR (investment adviser firm, 2009-2018), Senior Vice President, Equity Research of FMR (2006-2009), and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	- %-C	$1,000.00	$1,108.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex 500 Index Fund voted to pay on April 9, 2018, to shareholders of record at the opening of business on April 6, 2018, a distribution of $0.01 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.031 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2018, $20,379, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.48% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 81% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 85% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

Z5I-ANN-0418
1.9881571.100

Item 2.

Code of Ethics

As of the end of the period, February 28, 2018, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 28, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$40,000	$100	$6,000	$1,100

February 28, 2017 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Flex 500 Index Fund commenced operations on March 9, 2017.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity Extended Market Index Fund, Fidelity International Index Fund and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$75,000	$6,400	$4,400	$3,100
Fidelity Extended Market Index Fund	$74,000	$6,500	$8,500	$3,200
Fidelity International Index Fund	$74,000	$6,800	$6,500	$3,300
Fidelity Total Market Index Fund	$78,000	$7,100	$10,700	$3,400

February 28, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$71,000	$7,300	$4,600	$3,500
Fidelity Extended Market Index Fund	$75,000	$7,400	$5,600	$3,600
Fidelity International Index Fund	$81,000	$7,700	$6,800	$3,700
Fidelity Total Market Index Fund	$77,000	$8,100	$8,300	$3,900

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2018A,B	February 28, 2017
Audit-Related Fees	$5,000	$-
Tax Fees	$20,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex 500 Index Fund’s commencement of operations.

Services Billed by PwC

	February 28, 2018A	February 28, 2017A,B
Audit-Related Fees	$8,360,000	$6,065,000
Tax Fees	$180,000	$150,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2018A,B	February 28, 2017A,C
Deloitte Entities	$285,000	$-
PwC	$10,960,000	$7,585,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex 500 Index Fund’s commencement of operations.

C Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 26, 2018